UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-10263
Guidestone Funds
(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of principal executive offices)(Zip code)
Matthew A. Wolfe, Esq
Guidestone Financial Resources of the Southern Baptist Convention
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Name and address of agent for service)
Registrant's telephone number, including area code:
214-720-4640
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

MyDestination 2015 Fund
Class: INSTITUTIONAL | TICKER: GMTYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Institutional Class/GMTYX)	$9	0.09%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 7.80%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2015 Fund (Institutional Class/GMTYX)	7.80%	4.10%	5.03%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$697,895,657
Total number of portfolio holdings	30
Total advisory fees paid	$527,997
Portfolio turnover rate for the period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.3%
GuideStone Equity Index Fund	18.3%
GuideStone Defensive Market Strategies® Fund	10.8%
GuideStone Low-Duration Bond Fund	9.8%
GuideStone International Equity Index Fund	8.4%
GuideStone Global Bond Fund	5.5%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Emerging Markets Equity Fund	2.1%
GuideStone Money Market Fund, 4.34%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2015 Fund
Class: INVESTOR | TICKER: GMTZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Investor Class/GMTZX)	$40	0.39%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 7.48%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2015 Fund (Investor Class/GMTZX)	7.48%	3.82%	4.58%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$697,895,657
Total number of portfolio holdings	30
Total advisory fees paid	$527,997
Portfolio turnover rate for the period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.3%
GuideStone Equity Index Fund	18.3%
GuideStone Defensive Market Strategies® Fund	10.8%
GuideStone Low-Duration Bond Fund	9.8%
GuideStone International Equity Index Fund	8.4%
GuideStone Global Bond Fund	5.5%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Emerging Markets Equity Fund	2.1%
GuideStone Money Market Fund, 4.34%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2025 Fund
Class: INSTITUTIONAL | TICKER: GMWYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Institutional Class/GMWYX)	$8	0.08%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 9.17%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2025 Fund (Institutional Class/GMWYX)	9.17%	5.09%	6.13%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,925,813,740
Total number of portfolio holdings	30
Total advisory fees paid	$1,561,365
Portfolio turnover rate for the period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.8%
GuideStone Equity Index Fund	22.7%
GuideStone Defensive Market Strategies® Fund	13.3%
GuideStone International Equity Index Fund	10.5%
GuideStone Global Bond Fund	5.4%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Money Market Fund, 4.34%	1.4%
GuideStone Global Real Estate Securities Fund	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2025 Fund
Class: INVESTOR | TICKER: GMWZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Investor Class/GMWZX)	$40	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 8.86%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2025 Fund (Investor Class/GMWZX)	8.86%	4.82%	5.54%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,925,813,740
Total number of portfolio holdings	30
Total advisory fees paid	$1,561,365
Portfolio turnover rate for the period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.8%
GuideStone Equity Index Fund	22.7%
GuideStone Defensive Market Strategies® Fund	13.3%
GuideStone International Equity Index Fund	10.5%
GuideStone Global Bond Fund	5.4%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Money Market Fund, 4.34%	1.4%
GuideStone Global Real Estate Securities Fund	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2035 Fund
Class: INSTITUTIONAL | TICKER: GMHYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Institutional Class/GMHYX)	$10	0.09%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 11.83%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2035 Fund (Institutional Class/GMHYX)	11.83%	6.89%	7.80%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,963,549,024
Total number of portfolio holdings	11
Total advisory fees paid	$1,562,728
Portfolio turnover rate for the period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.3%
GuideStone Medium-Duration Bond Fund	21.8%
GuideStone International Equity Index Fund	16.1%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.4%
GuideStone Small Cap Equity Fund	4.1%
GuideStone Emerging Markets Equity Fund	4.0%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 4.34%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2035 Fund
Class: INVESTOR | TICKER: GMHZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Investor Class/GMHZX)	$40	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 11.46%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2035 Fund (Investor Class/GMHZX)	11.46%	6.60%	6.78%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,963,549,024
Total number of portfolio holdings	11
Total advisory fees paid	$1,562,728
Portfolio turnover rate for the period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.3%
GuideStone Medium-Duration Bond Fund	21.8%
GuideStone International Equity Index Fund	16.1%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.4%
GuideStone Small Cap Equity Fund	4.1%
GuideStone Emerging Markets Equity Fund	4.0%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 4.34%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2045 Fund
Class: INSTITUTIONAL | TICKER: GMYYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Institutional Class/GMYYX)	$14	0.13%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 14.52%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2045 Fund (Institutional Class/GMYYX)	14.52%	8.45%	9.10%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,620,021,725
Total number of portfolio holdings	10
Total advisory fees paid	$1,539,044
Portfolio turnover rate for the period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.7%
GuideStone International Equity Index Fund	22.2%
GuideStone Medium-Duration Bond Fund	9.2%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Emerging Markets Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.34%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2045 Fund
Class: INVESTOR | TICKER: GMFZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Investor Class/GMFZX)	$41	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 14.19%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2045 Fund (Investor Class/GMFZX)	14.19%	8.18%	7.84%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,620,021,725
Total number of portfolio holdings	10
Total advisory fees paid	$1,539,044
Portfolio turnover rate for the period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.7%
GuideStone International Equity Index Fund	22.2%
GuideStone Medium-Duration Bond Fund	9.2%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Emerging Markets Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.34%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2055 Fund
Class: INSTITUTIONAL | TICKER: GMGYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Institutional Class/GMGYX)	$15	0.14%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 15.38%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2055 Fund (Institutional Class/GMGYX)	15.38%	8.91%	9.48%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$819,490,199
Total number of portfolio holdings	10
Total advisory fees paid	$747,954
Portfolio turnover rate for the period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.5%
GuideStone International Equity Index Fund	24.1%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Global Bond Fund	1.0%
GuideStone Money Market Fund, 4.34%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

MyDestination 2055 Fund
Class: INVESTOR | TICKER: GMGZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Investor Class/GMGZX)	$44	0.41%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 15.11%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2055 Fund (Investor Class/GMGZX)	15.11%	8.62%	8.19%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$819,490,199
Total number of portfolio holdings	10
Total advisory fees paid	$747,954
Portfolio turnover rate for the period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.5%
GuideStone International Equity Index Fund	24.1%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Global Bond Fund	1.0%
GuideStone Money Market Fund, 4.34%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Conservative Allocation Fund
Class: INSTITUTIONAL | TICKER: GCAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$18	0.17%
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index (6.96% (net of fees) versus 7.74%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contributors to performance within the Fund included exposures to U.S. equities and short duration bonds. The Fund’s largest fixed income exposure, the Low-Duration Bond Fund, had a strong year in absolute terms and was additive to Fund performance.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Conservative Allocation Fund (Institutional Class/GCAYX)	6.96%	3.23%	3.97%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.40%
Composite Benchmark*	7.74%	4.21%	4.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$406,168,088
Total number of portfolio holdings	16
Total advisory fees paid	$418,375
Portfolio turnover rate for the period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.8%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Defensive Market Strategies® Fund	7.6%
GuideStone International Equity Fund	5.2%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Value Equity Fund	4.1%
GuideStone Growth Equity Fund	4.0%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Conservative Allocation Fund
Class: INVESTOR | TICKER: GFIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$43	0.42%
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index (6.68% (net of fees) versus 7.74%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contributors to performance within the Fund included exposures to U.S. equities and short duration bonds. The Fund’s largest fixed income exposure, the Low-Duration Bond Fund, had a strong year in absolute terms and was additive to Fund performance.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Conservative Allocation Fund (Investor Class/GFIZX)	6.68%	2.97%	3.30%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Composite Benchmark*	7.74%	4.21%	4.21%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$406,168,088
Total number of portfolio holdings	16
Total advisory fees paid	$418,375
Portfolio turnover rate for the period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.8%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Defensive Market Strategies® Fund	7.6%
GuideStone International Equity Fund	5.2%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Value Equity Fund	4.1%
GuideStone Growth Equity Fund	4.0%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Balanced Allocation Fund
Class: INSTITUTIONAL | TICKER: GBAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$14	0.13%
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index (8.59% (net of fees) versus 9.58%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Balanced Allocation Fund (Institutional Class/GBAYX)	8.59%	4.23%	5.56%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.15%
Composite Benchmark*	9.58%	5.57%	6.45%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,263,863,487
Total number of portfolio holdings	16
Total advisory fees paid	$1,269,496
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone International Equity Fund	10.1%
GuideStone Global Bond Fund	8.0%
GuideStone Value Equity Fund	7.8%
GuideStone Growth Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Strategic Alternatives Fund	4.0%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Balanced Allocation Fund
Class: INVESTOR | TICKER: GGIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$40	0.38%
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index (8.32% (net of fees) versus 9.58%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Allocation Fund (Investor Class/GGIZX)	8.32%	3.98%	4.64%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Composite Benchmark*	9.58%	5.57%	5.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,263,863,487
Total number of portfolio holdings	16
Total advisory fees paid	$1,269,496
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone International Equity Fund	10.1%
GuideStone Global Bond Fund	8.0%
GuideStone Value Equity Fund	7.8%
GuideStone Growth Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Strategic Alternatives Fund	4.0%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Growth Allocation Fund
Class: INSTITUTIONAL | TICKER: GGRYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Institutional Class/GGRYX)	$14	0.13%
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index (12.20% (net of fees) versus 12.87%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Growth Allocation Fund (Institutional Class/GGRYX)	12.20%	6.44%	7.52%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.15%
Composite Benchmark*	12.87%	7.78%	8.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,070,572,607
Total number of portfolio holdings	16
Total advisory fees paid	$1,063,654
Portfolio turnover rate for the period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.6%
GuideStone Value Equity Fund	13.9%
GuideStone Growth Equity Fund	13.7%
GuideStone Medium-Duration Bond Fund	12.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Defensive Market Strategies® Fund	4.7%
GuideStone Value Equity Index Fund	4.6%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.6%
GuideStone Global Bond Fund	3.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Growth Allocation Fund
Class: INVESTOR | TICKER: GCOZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Investor Class/GCOZX)	$41	0.39%
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index (12.03% (net of fees) versus 12.87%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Allocation Fund (Investor Class/GCOZX)	12.03%	6.17%	6.43%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Composite Benchmark*	12.87%	7.78%	7.56%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,070,572,607
Total number of portfolio holdings	16
Total advisory fees paid	$1,063,654
Portfolio turnover rate for the period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.6%
GuideStone Value Equity Fund	13.9%
GuideStone Growth Equity Fund	13.7%
GuideStone Medium-Duration Bond Fund	12.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Defensive Market Strategies® Fund	4.7%
GuideStone Value Equity Index Fund	4.6%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.6%
GuideStone Global Bond Fund	3.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GAGYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$14	0.13%
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index (15.70% (net of fees) versus 16.30%).
  In general, U.S. equities outperformed non-U.S. equities in 2024. Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Aggressive Allocation Fund (Institutional Class/GAGYX)	15.70%	8.51%	9.29%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.15%
Composite Benchmark*	16.30%	9.96%	10.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,075,090,596
Total number of portfolio holdings	9
Total advisory fees paid	$1,053,329
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Value Equity Fund	19.6%
GuideStone Growth Equity Fund	19.4%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.6%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 4.34%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Aggressive Allocation Fund
Class: INVESTOR | TICKER: GGBZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$42	0.39%
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index (15.43% (net of fees) versus 16.30%).
  In general, U.S. equities outperformed non-U.S. equities in 2024. Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aggressive Allocation Fund (Investor Class/GGBZX)	15.43%	8.25%	8.24%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Composite Benchmark*	16.30%	9.96%	9.47%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,075,090,596
Total number of portfolio holdings	9
Total advisory fees paid	$1,053,329
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Value Equity Fund	19.6%
GuideStone Growth Equity Fund	19.4%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.6%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 4.34%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Money Market Fund
Class: INSTITUTIONAL | TICKER: GMYXX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$15	0.15%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (5.19% (net of fees) versus 5.32%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  After a multi-year rate hike cycle, the Federal Reserve (“Fed”) decreased the target range of the federal funds rate to 4.25% from 4.50% as of the end of the year. The Fed’s target range peaked at 5.25% to 5.50% in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Institutional Class/GMYXX)	5.19%	2.40%	1.69%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	1.75%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,932,719,306
Total number of portfolio holdings	98
Total advisory fees paid	$1,817,799
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Money Market Fund
Class: INVESTOR | TICKER: GMZXX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$43	0.42%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (4.90% (net of fees) versus 5.32%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  After a multi-year rate hike cycle, the Federal Reserve (“Fed”) decreased the target range of the federal funds rate to 4.25% from 4.50% as of the end of the year. The Fed’s target range peaked at 5.25% to 5.50% in 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Investor Class/GMZXX)	4.90%	2.22%	1.50%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	1.75%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,932,719,306
Total number of portfolio holdings	98
Total advisory fees paid	$1,817,799
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Low-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GLDYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$37	0.36%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury 1-3 Year Index, for the one-year period ended December 31, 2024 (4.81% (net of fees) versus 4.03%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance.  Security selection within investment grade corporate bonds was also additive.
  The Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and short-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Institutional Class/GLDYX)	4.81%	1.70%	1.80%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.35%	1.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$938,612,138
Total number of portfolio holdings	1,061
Total advisory fees paid	$2,636,488
Portfolio turnover rate for the period	157%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Low-Duration Bond Fund
Class: INVESTOR | TICKER: GLDZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$65	0.64%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury 1-3 Year Index, for the one-year period ended December 31, 2024 (4.54% (net of fees) versus 4.03%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again.  Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Security selection within investment grade corporate bonds was also additive.
  The Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and short-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Investor Class/GLDZX)	4.54%	1.43%	1.53%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.35%	1.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$938,612,138
Total number of portfolio holdings	1,061
Total advisory fees paid	$2,636,488
Portfolio turnover rate for the period	157%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Medium-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GMDYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$38	0.38%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2024 (1.86% (net of fees) versus 1.25%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Security selection within the asset-backed sector was also additive.
  The Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Institutional Class/GMDYX)	1.86%	-0.23%	1.52%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,787,482,923
Total number of portfolio holdings	2,607
Total advisory fees paid	$8,834,634
Portfolio turnover rate for the period	487%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In September 2024, the overall management fee increased by 0.01% to 0.34%, and then effective December 1, 2024, the overall management fee increased by 0.02% to 0.36%.
During the year, there were changes to the Fund’s sub-advisers. In September 2024, Western Asset Management Company, LLC was terminated, and Loomis, Sayles & Company, L.P. was hired.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Medium-Duration Bond Fund
Class: INVESTOR | TICKER: GMDZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$66	0.65%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Index, for the one-year period ended December 31, 2024 (1.61% (net of fees) versus 1.25%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Security selection within the asset-backed sector was also additive.
  The Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Investor Class/GMDZX)	1.61%	-0.50%	1.24%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,787,482,923
Total number of portfolio holdings	2,607
Total advisory fees paid	$8,834,634
Portfolio turnover rate for the period	487%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In September 2024, the overall management fee increased by 0.01% to 0.34%, and then effective December 1, 2024, the overall management fee increased by 0.02% to 0.36%.
During the year, there were changes to the Fund’s sub-advisers. In September 2024, Western Asset Management Company, LLC was terminated, and Loomis, Sayles & Company, L.P. was hired.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Global Bond Fund
Class: INSTITUTIONAL | TICKER: GGBEX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$58	0.58%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2024 (0.65% (net of fees) versus 1.12%).
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. The Fund was overweight U.S. mortgage-backed securities, which also detracted from performance. On the other hand, the Fund’s overweight to the U.S. dollar was a positive contributor to performance.
  Generally, global economic growth remained strong in 2024. Rate volatility also remained elevated as central banks across both developed and emerging markets economies began to cut interest rates.  Risk assets in global fixed income outperformed once again in 2024, with higher yielding sectors like emerging markets debt and European high yield bonds leading the way.
  The Fund used derivates to manage interest rate, credit, currency and yield curve positioning.  Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s U.S. duration exposure, and U.S. rates ended the year higher despite the Federal Reserve lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Global Bond Fund (Institutional Class/GGBEX)	0.65%	-1.00%	1.21%
Bloomberg Global Aggregate Index	-2.01%	-1.92%	2.08%
Composite Benchmark*	1.12%	-1.37%	1.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$639,749,111
Total number of portfolio holdings	1,583
Total advisory fees paid	$2,813,294
Portfolio turnover rate for the period	57%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Global Bond Fund
Class: INVESTOR | TICKER: GGBFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$89	0.89%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2024 (0.40% (net of fees) versus 1.12%).
  Generally, global economic growth remained strong in 2024. Rate volatility also remained elevated as central banks across both developed and emerging markets economies began to cut interest rates. Risk assets in global fixed income outperformed once again in 2024, with higher yielding sectors like emerging markets debt and European high yield bonds leading the way.
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. The Fund was overweight U.S. mortgage-backed securities, which also detracted from performance. On the other hand, the Fund’s overweight to the U.S. dollar was a positive contributor to performance.
  The Fund used derivates to manage interest rate, credit, currency and yield curve positioning.  Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s U.S. duration exposure, and U.S. rates ended the year higher despite the Federal Reserve lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Bond Fund (Investor Class/GGBFX)	0.40%	-1.29%	1.07%
Bloomberg Global Aggregate Index	-2.01%	-1.92%	2.11%
Composite Benchmark*	1.12%	-1.37%	1.29%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$639,749,111
Total number of portfolio holdings	1,583
Total advisory fees paid	$2,813,294
Portfolio turnover rate for the period	57%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Impact Bond Fund
Class: INSTITUTIONAL | TICKER: GMBYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Institutional Class/GMBYX)	$50	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2024 (1.45% (net of fees) versus 1.25%).
  Compared with its benchmark index, the Fund’s underweight to duration and overweight to the asset-backed sector were the positive contributors to performance. The Fund also had an overweight to municipal bonds which was additive.
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  The Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from absolute Fund performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Institutional Class/GMBYX)	1.45%	2.06%
Bloomberg US Aggregate Bond Index	1.25%	1.93%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$86,180,435
Total number of portfolio holdings	174
Total advisory fees paid	$130,166
Portfolio turnover rate for the period	138%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Impact Bond Fund
Class: INVESTOR | TICKER: GMBZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Investor Class/GMBZX)	$79	0.79%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2024 (1.08% (net of fees) versus 1.25%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s underweight to duration and overweight to the asset-backed sector were the positive contributors to performance. The Fund also had an overweight to municipal bonds which was additive. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  The Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from absolute Fund performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Investor Class/GMBZX)	1.08%	1.74%
Bloomberg US Aggregate Bond Index	1.25%	1.93%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$86,180,435
Total number of portfolio holdings	174
Total advisory fees paid	$130,166
Portfolio turnover rate for the period	138%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Defensive Market Strategies ®  Fund
Class: INSTITUTIONAL | TICKER: GDMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$68	0.64%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (11.71% (net of fees) versus 14.93%).
  U.S. equities rallied during the year and election results in November 2024 led investors to consider economic policies, which may include tax cuts, deregulation and tariffs.
  The Fund’s relative underperformance was due to the Fund’s intentional and materially lower market sensitivity and volatility. The Fund allocated its assets among three principal investment strategies– long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns for the year. The portion of the strategy which owns long-dated call options provided the strongest relative performance for the year, with favorable results emanating from equity market participation combined with a steady source of income for investors.
  The derivative exposures contributed positively to Fund performance for the year on an absolute basis. The main source of the contribution was from put option premiums collected.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Institutional Class/GDMYX)	11.71%	6.42%	7.59%
S&P 500® Index	25.02%	14.53%	13.10%
Composite Benchmark*	14.93%	8.80%	7.61%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,513,068,093
Total number of portfolio holdings	172
Total advisory fees paid	$8,746,274
Portfolio turnover rate for the period	86%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In March 2024, the Fund’s overall management fee increased by 0.02% to 0.63%.
During the year, there were changes to the Fund’s sub-advisers. In March 2024, Wellington Management Company LLP was hired, and American Century Investment Management, Inc. was terminated.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Defensive Market Strategies ®  Fund
Class: INVESTOR | TICKER: GDMZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$96	0.91%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (11.34% (net of fees) versus 14.93%).
  U.S. equities rallied during the year and election results in November 2024 led investors to consider economic policies which may include tax cuts, deregulation and tariffs.
  The Fund’s relative underperformance was due to the Fund’s intentional and materially lower market sensitivity and volatility. The Fund allocated its assets among three principal investment strategies– long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns in 2024. The portion of the strategy which owns long-dated call options provided the strongest relative performance for the year, with favorable results emanating from equity market participation combined with a steady source of income for investors.
  The derivative exposures contributed positively to Fund performance for the year on an absolute basis. The main source of the contribution was from put option premiums collected.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Investor Class/GDMZX)	11.34%	6.13%	7.30%
S&P 500® Index	25.02%	14.53%	13.10%
Composite Benchmark*	14.93%	8.80%	7.61%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,513,068,093
Total number of portfolio holdings	172
Total advisory fees paid	$8,746,274
Portfolio turnover rate for the period	86%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In March 2024, the Fund’s overall management fee increased by 0.02% to 0.63%.
During the year, there were changes to the Fund’s sub-advisers. In March 2024, Wellington Management Company LLP was hired, and American Century Investment Management, Inc. was terminated.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Impact Equity Fund
Class: INSTITUTIONAL | TICKER: GMEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Impact Equity Fund (Institutional Class/GMEYX)	$94	0.89%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the MSCI ACWI (All Country World Index) Growth Index, for the one-year period ended December 31, 2024 (10.44% (net of fees) versus 24.23%).
  On a sector basis, stock selection within the information technology, communication services and the consumer discretionary sectors were a drag on performance. An underweight to the magnificent seven stocks (i.e., Apple, Alphabet, Microsoft, Amazon, Meta, Tesla and Nvidia) was a headwind and market returns were highly concentrated into this small subset of companies. On a country basis, security selection within the United States, Ireland, Japan and Canada detracted from the Fund’s relative performance while the overall underweight to Switzerland was additive.
  The Fund utilized derivatives to provide market exposure for the cash positions. These derivative positions primarily included stock index futures. In aggregate, these positions added to performance in absolute terms.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on January 27, 2023, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Equity Fund (Institutional Class/GMEYX)	10.44%	11.84%
MSCI ACWI (All Country World Index) Index#	17.49%	16.28%
MSCI ACWI (All Country World Index) Growth Index	24.23%	23.63%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$114,162,851
Total number of portfolio holdings	266
Total advisory fees paid	$679,032
Portfolio turnover rate for the period	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Impact Equity Fund
Class: INVESTOR | TICKER: GMEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Equity Fund (Investor Class/GMEZX)	$127	1.21%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the MSCI ACWI (All Country World Index) Growth Index, for the one-year period ended December 31, 2024 (9.97% (net of fees) versus 24.23%).
  On a sector basis, stock selection within the information technology, communication services and the consumer discretionary sectors were a drag on performance. An underweight to the magnificent seven stocks (i.e., Apple, Alphabet, Microsoft, Amazon, Meta, Tesla and Nvidia) was a headwind and market returns were highly concentrated into this small subset of companies. On a country basis, the security selection within the United States, Ireland, Japan and Canada detracted from the Fund’s relative performance while the overall underweight to Switzerland was additive.
  The Fund utilized derivatives to provide market exposure for the cash positions. These derivative positions primarily included stock index futures. In aggregate, these positions added to performance in absolute terms.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on January 27, 2023, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Equity Fund (Investor Class/GMEZX)	9.97%	11.48%
MSCI ACWI (All Country World Index) Index#	17.49%	16.28%
MSCI ACWI (All Country World Index) Growth Index	24.23%	23.63%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$114,162,851
Total number of portfolio holdings	266
Total advisory fees paid	$679,032
Portfolio turnover rate for the period	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEQYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$13	0.12%
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Institutional Class of the Fund returned 24.87%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 25.02% for the S&P 500® Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its second consecutive year of over 20% performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the incoming administration.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Institutional Class/GEQYX)	24.87%	14.26%	12.98%
S&P 500® Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,600,076,413
Total number of portfolio holdings	489
Total advisory fees paid	$3,706,467
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Equity Index Fund
Class: INVESTOR | TICKER: GEQZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$44	0.39%
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Investor Class of the Fund returned 24.53%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 25.02% for the S&P 500® Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its second consecutive year of over 20% performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the incoming administration.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Investor Class/GEQZX)	24.53%	13.95%	12.68%
S&P 500® Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,600,076,413
Total number of portfolio holdings	489
Total advisory fees paid	$3,706,467
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Value Equity Index Fund
Class: INSTITUTIONAL | TICKER: GVIYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Institutional Class/GVIYX)	$25	0.23%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Institutional Class of the Fund returned 14.31%, net of fees, for the one-year period ended December 31, 2024, as compared to the return of 14.37% for the Russell 1000® Value Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as most sectors posted positive returns.  The financials sector gained over 30% and was the standout performer, while health care and materials finished in negative territory.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Institutional Class/GVIYX)	14.31%	12.06%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Value Index	14.37%	12.15%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$188,216,931
Total number of portfolio holdings	807
Total advisory fees paid	$119,229
Portfolio turnover rate for the period	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.20% to 0.25%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Value Equity Index Fund
Class: INVESTOR | TICKER: GVIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Investor Class/GVIZX)	$52	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Investor Class of the Fund returned 14.04%, net of fees, for the one-year period ended December 31, 2024, as compared to the return of 14.37% for the Russell 1000® Value Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as most sectors posted positive returns. The financials sector gained over 30% and was the standout performer, while health care and materials finished in negative territory.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Investor Class/GVIZX)	14.04%	11.75%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Value Index	14.37%	12.15%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$188,216,931
Total number of portfolio holdings	807
Total advisory fees paid	$119,229
Portfolio turnover rate for the period	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.47% to 0.50%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Value Equity Fund
Class: INSTITUTIONAL | TICKER: GVEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$69	0.64%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2024 (16.12% (net of fees) versus 14.37%).
  Large capitalization value stocks significantly underperformed large capitalization growth stocks but still posted strong positive returns across many sectors in 2024, particularly financials, utilities and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and real estate sectors and a modest overweight to the technology sector. Security selection within the technology and financials sectors was the primary contributor to benchmark-relative returns, while security selection within the consumer staples and health care sectors detracted from benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Institutional Class/GVEYX)	16.12%	9.47%	8.52%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,068,234,332
Total number of portfolio holdings	131
Total advisory fees paid	$6,282,855
Portfolio turnover rate for the period	62%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.60%.
During the year, there were changes to the Fund's sub-advisers. In July 2024, The London Company of Virginia, LLC was terminated.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Value Equity Fund
Class: INVESTOR | TICKER: GVEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$98	0.91%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2024 (15.86% (net of fees) versus 14.37%).
  Large capitalization value stocks significantly underperformed large capitalization growth stocks but still posted strong positive returns across many sectors in 2024, particularly financials, utilities and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and real estate sectors and a modest overweight to the technology sector. Security selection within the technology and financials sectors was the primary contributor to benchmark-relative returns, while security selection within the consumer staples and health care sectors detracted from benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Investor Class/GVEZX)	15.86%	9.19%	8.24%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,068,234,332
Total number of portfolio holdings	131
Total advisory fees paid	$6,282,855
Portfolio turnover rate for the period	62%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.60%.
During the year, there were changes to the Fund's sub-advisers. In July 2024, The London Company of Virginia, LLC was terminated.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Growth Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEIYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Institutional Class/GEIYX)	$27	0.23%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Institutional Class of the Fund returned 33.02%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 33.36% for the Russell 1000® Growth Index.  The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained over 30% as eight of 11 sectors were double-digit performers. Returns for the benchmark were extraordinarily concentrated as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Institutional Class/GEIYX)	33.02%	26.90%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Growth Index	33.36%	27.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$294,758,043
Total number of portfolio holdings	348
Total advisory fees paid	$244,328
Portfolio turnover rate for the period	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.20% to 0.25%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Growth Equity Index Fund
Class: INVESTOR | TICKER: GEIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Investor Class/GEIZX)	$57	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Investor Class of the Fund returned 32.66%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 33.36% for the Russell 1000® Growth Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained over 30% as eight of 11 sectors were double-digit performers. Returns for the benchmark were extraordinarily concentrated as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Investor Class/GEIZX)	32.66%	26.55%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Growth Index	33.36%	27.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$294,758,043
Total number of portfolio holdings	348
Total advisory fees paid	$244,328
Portfolio turnover rate for the period	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.47% to 0.50%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Growth Equity Fund
Class: INSTITUTIONAL | TICKER: GGEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$75	0.65%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2024 (30.39% (net of fees) versus 33.36%).
  Large capitalization growth stocks significantly outperformed large capitalization value stocks during 2024, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the industrials sector detracted from benchmark-relative performance, while security selection within the consumer discretionary sector benefited benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Institutional Class/GGEYX)	30.39%	14.18%	13.88%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,770,555,023
Total number of portfolio holdings	123
Total advisory fees paid	$10,317,604
Portfolio turnover rate for the period	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.61%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Growth Equity Fund
Class: INVESTOR | TICKER: GGEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$105	0.91%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2024 (30.05% (net of fees) versus 33.36%).
  Large capitalization growth stocks significantly outperformed large capitalization value stocks during 2024, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the industrials sector detracted from benchmark-relative performance, while security selection within the consumer discretionary sector benefited benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Investor Class/GGEZX)	30.05%	13.88%	13.58%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,770,555,023
Total number of portfolio holdings	123
Total advisory fees paid	$10,317,604
Portfolio turnover rate for the period	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.61%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Small Cap Equity Fund
Class: INSTITUTIONAL | TICKER: GSCYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$98	0.93%
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2024 (10.58% (net of fees) versus 11.54%).
  The Fund maintained an allocation across all sectors, with a modest overweight to the technology and financials sectors and modest underweight to the health care sector.
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where all sectors posted positive returns, with the exception of the energy sector.
  Security selection within the technology and consumer discretionary sectors was the primary detractor from benchmark-relative returns, while the overweight exposure and security selection within the financials sector contributed to benchmark-relative returns for the one-year period.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Institutional Class/GSCYX)	10.58%	8.89%	7.77%
Russell 3000® Index#	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$854,936,806
Total number of portfolio holdings	616
Total advisory fees paid	$6,826,121
Portfolio turnover rate for the period	66%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Small Cap Equity Fund
Class: INVESTOR | TICKER: GSCZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$127	1.21%
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2024 (10.32% (net of fees) versus 11.54%).
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where all sectors posted positive returns, with the exception of the energy sector.
  The Fund maintained an allocation across all sectors, with a modest overweight to the technology and financials sectors and modest underweight to the health care sector.
  Security selection within the technology and consumer discretionary sectors was the primary detractor from benchmark-relative returns, while the overweight exposure and security selection within the financials sector contributed to benchmark-relative returns for the one-year period.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Investor Class/GSCZX)	10.32%	8.60%	7.49%
Russell 3000® Index#	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$854,936,806
Total number of portfolio holdings	616
Total advisory fees paid	$6,826,121
Portfolio turnover rate for the period	66%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

International Equity Index Fund
Class: INSTITUTIONAL | TICKER: GIIYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$20	0.20%
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index.
  The Institutional Class of the Fund returned 4.66%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 3.82% for the MSCI EAFE Index.  The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained 3.82% for the year. Among major foreign developed markets, Japan, the United Kingdom and Germany were the largest contributors to index returns, while France, Denmark and Switzerland were relative laggards. Sector performance was strongest in financials, industrials and communication services, while materials, consumer staples and energy were a drag on returns.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on June 1, 2015, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
International Equity Index Fund (Institutional Class/GIIYX)	4.66%	4.47%	4.33%
MSCI EAFE Index	3.82%	4.73%	4.52%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,241,708,722
Total number of portfolio holdings	602
Total advisory fees paid	$1,184,494
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.5%
Industrials	16.2%
Health Care	11.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Consumer Staples	8.0%
Materials	5.5%
Communication Services	4.2%
Energy	3.8%
Utilities	3.0%
Real Estate	1.6%
Other*	7.0%
101.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund terminated the expense cap for the Institutional Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

International Equity Index Fund
Class: INVESTOR | TICKER: GIIZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
International Equity Index Fund (Investor Class/GIIZX)	$51	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index.
  The Investor Class of the Fund returned 4.28%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 3.82% for the MSCI EAFE Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained 3.82% for the year. Among major foreign developed markets, Japan, the United Kingdom and Germany were the largest contributors to index returns, while France, Denmark and Switzerland were relative laggards. Sector performance was strongest in financials, industrials and communication services, while materials, consumer staples and energy were a drag on returns.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on April 29, 2022, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
International Equity Index Fund (Investor Class/GIIZX)	4.28%	6.91%
MSCI EAFE Index	3.82%	6.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,241,708,722
Total number of portfolio holdings	602
Total advisory fees paid	$1,184,494
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.5%
Industrials	16.2%
Health Care	11.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Consumer Staples	8.0%
Materials	5.5%
Communication Services	4.2%
Energy	3.8%
Utilities	3.0%
Real Estate	1.6%
Other*	7.0%
101.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

International Equity Fund
Class: INSTITUTIONAL | TICKER: GIEYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$87	0.84%
Management’s Discussion of Fund Performance
  The Fund’s portfolio is diversified among a large number of companies across different industries, economic sectors and countries. The Institutional Class of the Fund outperformed its benchmark, the MSCI EAFE Index, for the one-year period ended December 31, 2024 (6.71% (net of fees) versus 3.82%).
  Developed non-U.S. markets (represented by the MSCI EAFE Index’s annual return of 3.82%) saw positive performance in 2024, following strong performance in 2023, but lagged their U.S. counterparts.
  On a country basis, exposure to U.S. listed stocks that derive significant revenue from abroad and stock selection within Denmark and France supported the Fund’s relative performance. On a sector basis, stock selection within consumer discretionary and health care sectors were additive, but stock selection within industrials weighed on relative returns.
  The Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure resulted in positive impact on Fund performance over the course of the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Institutional Class/GIEYX)	6.71%	4.63%	5.62%
MSCI EAFE Index	3.82%	4.73%	5.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,212,115,599
Total number of portfolio holdings	500
Total advisory fees paid	$9,078,529
Portfolio turnover rate for the period	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	17.0%
Consumer Discretionary	12.5%
Information Technology	10.8%
Health Care	8.5%
Consumer Staples	7.2%
Communication Services	4.5%
Materials	4.2%
Energy	2.6%
Utilities	1.6%
Real Estate	1.3%
Other*	5.8%
98.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
During the year, there were changes to the Fund's sub-advisers. In March 2024, Wellington Management Company LLP was hired.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

International Equity Fund
Class: INVESTOR | TICKER: GIEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$116	1.12%
Management’s Discussion of Fund Performance
  The Fund’s portfolio is diversified among a large number of companies across different industries, economic sectors and countries. The Investor Class of the Fund outperformed its benchmark, the MSCI EAFE Index, for the one-year period ended December 31, 2024 (6.46% (net of fees) versus 3.82%).
  With an annual return of 3.82%, developed non-U.S. markets (represented by the MSCI EAFE Index) saw positive performance in 2024, following strong performance in 2023, but lagged their U.S. counterparts.
  On a country basis, exposure to U.S. listed stocks that derive significant revenue from abroad and stock selection within Denmark and France supported the Fund’s relative performance. On a sector basis, stock selection within consumer discretionary and health care sectors were additive, but stock selection within industrials weighed on relative returns.
  The Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure resulted in positive impact on Fund performance over the course of the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Investor Class/GIEZX)	6.46%	4.35%	5.34%
MSCI EAFE Index	3.82%	4.73%	5.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,212,115,599
Total number of portfolio holdings	500
Total advisory fees paid	$9,078,529
Portfolio turnover rate for the period	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	17.0%
Consumer Discretionary	12.5%
Information Technology	10.8%
Health Care	8.5%
Consumer Staples	7.2%
Communication Services	4.5%
Materials	4.2%
Energy	2.6%
Utilities	1.6%
Real Estate	1.3%
Other*	5.8%
98.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
During the year, there were changes to the Fund's sub-advisers. In March 2024, Wellington Management Company LLP was hired.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Emerging Markets Equity Fund
Class: INSTITUTIONAL | TICKER: GEMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$111	1.07%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index, for the one-year period ended December 31, 2024 (8.23% (net of fees) versus 7.50%).
  The Fund’s portfolio is diversified across regions and among a large number of companies across different industries and economic sectors. On a sector basis, stock selection within consumer discretionary, information technology and communication services sectors were additive, but stock selection within the real estate and health care sectors weighed on relative returns.
  Mexico and Brazil were the leading regional components that weighed on returns for the year. Both countries faced political challenges, with concerns over potential large tariffs impacting Mexico in particular.
  The Fund utilized derivatives to express active views in currency and country selections. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure was additive to performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Institutional Class/GEMYX)	8.23%	2.53%	3.08%
MSCI ACWI (All Country World Index) ex USA Index#	5.53%	4.10%	4.80%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$749,862,904
Total number of portfolio holdings	424
Total advisory fees paid	$6,183,784
Portfolio turnover rate for the period	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.6%
Financials	25.1%
Consumer Discretionary	13.7%
Communication Services	8.4%
Consumer Staples	5.8%
Industrials	4.9%
Materials	3.2%
Real Estate	2.0%
Energy	1.8%
Health Care	1.5%
Utilities	0.8%
Other*	5.5%
98.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund introduced an expense cap of 1.06% for the Institutional Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Emerging Markets Equity Fund
Class: INVESTOR | TICKER: GEMZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Investor Class/GEMZX)	$138	1.33%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index, for the one-year period ended December 31, 2024 (7.99% (net of fees) versus 7.50%).
  Mexico and Brazil were the leading regional components that weighed on returns for the year. Both countries faced political challenges, with concerns over potential large tariffs impacting Mexico in particular.
  The Fund’s portfolio is diversified across regions and among a large number of companies across different industries and economic sectors. On a sector basis, stock selection within consumer discretionary, information technology and communication services sectors were additive, but stock selection within real estate and health care sectors weighed on relative returns.
  The Fund utilized certain derivatives to express active views in currency and country selections. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure was additive to performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Investor Class/GEMZX)	7.99%	2.20%	2.77%
MSCI ACWI (All Country World Index) ex USA Index#	5.53%	4.10%	4.80%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$749,862,904
Total number of portfolio holdings	424
Total advisory fees paid	$6,183,784
Portfolio turnover rate for the period	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.6%
Financials	25.1%
Consumer Discretionary	13.7%
Communication Services	8.4%
Consumer Staples	5.8%
Industrials	4.9%
Materials	3.2%
Real Estate	2.0%
Energy	1.8%
Health Care	1.5%
Utilities	0.8%
Other*	5.5%
98.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund introduced an expense cap of 1.31% for the Investor Class.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Global Real Estate Securities Fund
Class: INSTITUTIONAL | TICKER: GREYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$89	0.88%
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  Global real estate securities underperformed their global equity counterparts during the year. The Institutional Class of the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index, for the one-year period ended December 31, 2024 (3.09% (net of fees) versus 0.94%).
  Stock selection within the United States and Japan was the primary contributor to benchmark relative returns in 2024. Stock selection within the office and diversified property sectors was also particularly strong.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Global Real Estate Securities Fund (Institutional Class/GREYX)	3.09%	1.17%	3.77%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	8.97%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$283,949,522
Total number of portfolio holdings	152
Total advisory fees paid	$1,762,055
Portfolio turnover rate for the period	153%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	0.9%
Information Technology	0.1%
Other*	5.1%
101.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee increased by 0.03% to 0.71%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Global Real Estate Securities Fund
Class: INVESTOR | TICKER: GREZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$122	1.20%
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  Global real estate securities underperformed their global equity counterparts during the year. The Investor Class of the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index, for the one-year period ended December 31, 2024 (2.87% (net of fees) versus 0.94%).
  Stock selection within the United States and Japan was the primary contributor to benchmark relative returns in 2024. Stock selection within the office and diversified property sectors was also particularly strong.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Real Estate Securities Fund (Investor Class/GREZX)	2.87%	0.88%	3.61%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$283,949,522
Total number of portfolio holdings	152
Total advisory fees paid	$1,762,055
Portfolio turnover rate for the period	153%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	0.9%
Information Technology	0.1%
Other*	5.1%
101.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee increased by 0.03% to 0.71%
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Strategic Alternatives Fund
Class: INSTITUTIONAL | TICKER: GFSYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Institutional Class/GFSYX)	$130	1.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (7.60% (net of fees) versus 5.32%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. All strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies contributed positively to the performance of the Fund for the year. The most additive investment strategies during the year were the long-short equity and currency trading strategies. Long-short equity stood out in terms of the value and quality factor and the currency trading strategy because of the strong rebound of the U.S. dollar.
  The Fund utilized derivatives to express certain active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps, and mortgage-backed securities derivatives. Overall, derivative exposure resulted in positive impact on absolute performance over the course of the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on June 30, 2017, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Institutional Class/GFSYX)	7.60%	3.50%	3.19%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.07%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	2.26%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$266,327,189
Total number of portfolio holdings	563
Total advisory fees paid	$2,174,693
Portfolio turnover rate for the period	514%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 1.12% to 1.27%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Strategic Alternatives Fund
Class: INVESTOR | TICKER: GFSZX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Investor Class/GFSZX)	$158	1.52%
[1]	Reflects applicable expense reimbursements and fee waivers.
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (7.39% (net of fees) versus 5.32%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. For 2024, all strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies contributed positively to the performance of the Fund. The most additive investment strategies during the year were the long-short equity and currency trading strategies. Long-short equity stood out in terms of the value and quality factor and the currency trading strategy because of the strong rebound of the U.S. dollar.
  The Fund utilized derivatives to express certain active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps and mortgage-backed securities derivatives. Overall, derivative exposure resulted in positive impact on absolute performance over the course of the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on June 30, 2017 compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Investor Class/GFSZX)	7.39%	3.19%	2.89%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.07%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	2.26%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.GuideStoneFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$266,327,189
Total number of portfolio holdings	563
Total advisory fees paid	$2,174,693
Portfolio turnover rate for the period	514%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 1.44% to 1.52%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) Technical, administrative, and/or other non-substantive amendments were made to the code of ethics during the reporting period. The code of ethics is filed herewith.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Grady R. Hazel and Deanna A. Mankins are each qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $1,081,440 and $1,129,730 for 2023 and 2024, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2023 and 2024, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $428,160 and $435,090 for 2023 and 2024, respectively. Tax fees are related to tax services in connection with Funds' excise tax calculations, shareholder reporting preparation, PFIC identification services, and preparation of the Funds' and applicable tax returns in 2023 and 2024.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $56,700 and $53,020 for 2023 and 2024, respectively. The fees in 2023 and 2024 were for analysis services related to Internal Revenue Code Registered Investment Company qualification testing.

(e)(1) The policy of the registrant’s Audit Committee (the “Committee”) is to pre-approve all permissible non-audit services (e.g., tax services) to be provided to the registrant by the independent registered public accounting firm (the “Auditor”), including the fees therefor; provided, that if the Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members, each acting on behalf of the Committee, then each delegated pre-approval shall be reported to the full Committee during its next regularly scheduled meeting. In addition, the engagement to render the non-audit service must be entered into pursuant to the pre-approval policies and procedures that have been established by the Committee, and that are detailed as to the particular service(s). The Committee shall be informed of each service, and the pre-approval policies and procedures shall not include delegation of the Committee’s responsibilities under the Securities Exchange Act of 1934, as amended to management. The preapproval policies and procedures are attached as an Appendix to the Committee’s Charter.

The pre-approval requirement for a permitted non-audit service may be waived if:

(1) the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the registrant to the Auditor in the fiscal year in which the non-audit services are provided;

(2) such services were not recognized by the registrant at the time of the engagement to be non-audit services; and

(3) such services are promptly brought to the attention of, and approved by, the Committee or by a member of the Committee to whom the Committee has delegated the authority to grant such approvals, if any, prior to the Auditor’s completion of the registrant’s audit.

Additionally, if the Auditor’s engagement by the registrant’s investment adviser (the “Adviser”) or an entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant (each, a “Control Entity”) relates directly to the operations and financial reporting of the registrant, to the extent required by Rule 2-01 of Regulation S-X, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser or Control Entity. The pre-approval requirement for non-audit services provided by the Auditor to the Adviser or a Control Entity shall not be waived pursuant to the foregoing paragraph unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the registrant, the Adviser, and any such Control Entity during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (in the absence of this waiver provision).

The Auditor may not perform contemporaneously any prohibited non-audit services for the registrant, which currently include the following:

1. bookkeeping or other services related to the accounting records or financial statements of the registrant;

2. financial information systems design and implementation;

3. appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

4. actuarial services;

5. internal audit outsourcing services;

6. management functions or human resources;

7. broker or dealer, investment adviser, or investment banking services;

8. legal services and expert services unrelated to the audit; and

9. any other service that the Securities and Exchange Commission or the Public Company Accounting Oversight Board determines, by regulation, is impermissible;

except that the Auditor may perform services 1 through 5 above if it is reasonable to conclude that the results of such services will not be subject to audit procedures during an audit of the registrant’s financial statements.

The Committee shall consider whether the non-audit services provided by the Auditor to the Adviser and any Control Entity that were not pre-approved by the Committee in accordance with Rule 2-01 of Regulation S-X are compatible with maintaining the Auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant was $481,860 and $488,110 for 2023 and 2024, respectively; for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) was $0 and $0 for 2023 and 2024, respectively, and to GuideStone Financial Resources was $0 and $0 for 2023 and 2024, respectively.

(h) The registrant’s audit committee of the board of directors has not considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Annual Financial Statements

And Additional Information

	INSTITUTIONAL	INVESTOR	December 31, 2024
TARGET DATE FUNDS
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
TARGET RISK FUNDS
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Global Bond Fund	GGBEX	GGBFX
Impact Bond Fund	GMBYX	GMBZX
Defensive Market Strategies® Fund	GDMYX	GDMZX
Impact Equity Fund	GMEYX	GMEZX
Equity Index Fund	GEQYX	GEQZX
Value Equity Index Fund	GVIYX	GVIZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Index Fund	GEIYX	GEIZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	GIIZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Real Estate Securities Fund	GREYX	GREZX
Strategic Alternatives Fund	GFSYX	GFSZX

(This page intentionally left blank)

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund shares are distributed by Foreside Funds Distributors LLC.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
12Y	—	12 Year
13Y	—	13 Year
2M	—	2 Month
3M	—	3 Month
31M	—	31 Month
36M	—	36 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
9Y	—	9 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
COP-IBR- OIS	—	Columbian Indicador Bancario De Referencia Overnight Interbank Reference Rate
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DI	—	Interbank Deposit
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HTS	—	Harmonized Tariff Schedule
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IFSC	—	International Financial Services Center
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JGB	—	Japanese Government Bond
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
JSE	—	Johannesburg Stock Exchange
KGaA	—	Kommanditgesellschaft auf Aktien
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MMY	—	Money Market Yield
MSCI	—	Morgan Stanley Capital International
MUTS- CALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NIFTY	—	National Stock Exchange Fifty
NOK	—	Norwegian Krone
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
PSQC	—	Commercial Bank of Qatar
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
SAKP	—	Societe Anonyme Kuwaitienne pour le Partage dans les Investissements
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SASU	—	Societe par Actions Simplifiee Unipersonnelle
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SDR	—	Special Drawing Rights
SE	—	Societas Europaea
SEK	—	Swedish Krona

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SORA	—	Singapore Overnight Rate Average
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
TWD	—	Taiwan Dollar
USFFE	—	United States Effective Federal Funds Rate
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—
Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of
December 31, 2024, the total market values and percentages
of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$274,189,974	29.21%
Medium-Duration Bond	817,557,759	29.33
Global Bond	120,338,481	18.81
Impact Bond	14,727,807	17.09
Defensive Market Strategies®	53,892,605	3.56
Impact Equity	30,832	0.03
International Equity Index	9,872,849	0.80
International Equity	25,020,732	2.06
Emerging Markets Equity	29,444,982	3.93
Global Real Estate Securities	868,870	0.31
Strategic Alternatives	9,763,104	3.67

INVESTMENT FOOTNOTES:
«	—	Century bond maturing in 2110.
~	—	Century bond maturing in 2121.
ψ	—	Century bond maturing in 2122.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
†	—	Floating rate security. Rate shown reflects the rate in effect as of December 31, 2024.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ξ	—	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
Ω	—	Rate shown reflects the effective yield as of December 31, 2024.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
INVESTMENT FOOTNOTES:
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements).
Ø	—	7-day current yield as of December 31, 2024 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at December 31, 2024 was $946,000.
	€—	Rounds to less than 1 share.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZG)	—	Par is denominated in Hungarian Forint (HUF).
(ZH)	—	Par is denominated in Indian Rupees (INR).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WB	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 91.2%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,348,404	$68,780,481
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	17,990,015	225,234,991
GuideStone Global Bond Fund (Institutional Class)∞	4,478,511	38,156,910
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,404,331	75,122,798
GuideStone Equity Index Fund (Institutional Class)∞	2,188,800	128,066,674
GuideStone International Equity Index Fund (Institutional Class)∞	5,093,709	58,526,720
GuideStone Small Cap Equity Fund (Institutional Class)∞	853,065	15,244,268
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,520,830	14,447,885
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	662,584	5,936,750
GuideStone Strategic Alternatives Fund (Institutional Class)∞	752,550	6,870,782
Total Mutual Funds (Cost $632,550,843)		636,388,259
MONEY MARKET FUNDS — 1.8%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	12,632,200	12,632,200
Northern Institutional U.S. Treasury Portfolio (Premier), 4.29%Ø	21,580	21,580
Total Money Market Funds (Cost $12,653,780)		12,653,780

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$9,437,685	$10,125,127
3.38%, 04/15/32	2,783,180	3,014,099
0.75%, 02/15/42	698,495	535,907
0.63%, 02/15/43	3,363,801	2,467,406
0.75%, 02/15/45	676,953	491,236
1.00%, 02/15/48	1,497,694	1,104,310
0.13%, 02/15/51	1,945,982	1,072,932
1.50%, 02/15/53	1,130,955	907,301
2.13%, 02/15/54	365,132	338,502
		20,056,820
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	10,285,067	10,045,107
0.38%, 07/15/27	5,542,397	5,349,149
0.25%, 07/15/29	2,468,120	2,286,529
1.63%, 10/15/29	1,043,328	1,026,131
0.13%, 01/15/30	981,528	891,770
0.63%, 07/15/32	6,654,445	5,950,555
1.38%, 07/15/33	1,570,488	1,469,892
1.75%, 01/15/34	757,859	726,942
1.88%, 07/15/34	2,343,957	2,272,397
		30,018,472
Total U.S. Treasury Obligations (Cost $52,809,663)		50,075,292
TOTAL INVESTMENTS — 100.2% (Cost $698,014,286)		699,117,331
Liabilities in Excess of Other Assets — (0.2)%		(1,221,674)
NET ASSETS — 100.0%		$697,895,657
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$12,653,780	$12,653,780	$—	$—
Mutual Funds	636,388,259	636,388,259	—	—
U.S. Treasury Obligations	50,075,292	—	50,075,292	—
Total Assets - Investments in Securities	$699,117,331	$649,042,039	$50,075,292	$ —

See Notes to Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 94.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,967,017	$76,735,842
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	47,359,214	592,937,355
GuideStone Global Bond Fund (Institutional Class)∞	12,094,133	103,042,016
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	21,878,401	256,633,647
GuideStone Equity Index Fund (Institutional Class)∞	7,478,476	437,565,628
GuideStone International Equity Index Fund (Institutional Class)∞	17,678,614	203,127,277
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,935,967	52,465,732
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,317,558	50,516,799
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,293,118	20,546,333
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,090,562	19,086,834
Total Mutual Funds (Cost $1,759,197,591)		1,812,657,463
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	26,415,886	26,415,886
Northern Institutional U.S. Treasury Portfolio (Premier), 4.29%Ø	9,028	9,028
Total Money Market Funds (Cost $26,424,914)		26,424,914

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$16,206,319	$17,386,789
3.38%, 04/15/32	4,739,409	5,132,635
0.75%, 02/15/42	1,173,472	900,323
0.63%, 02/15/43	5,663,543	4,154,307
0.75%, 02/15/45	1,139,425	826,833
1.00%, 02/15/48	2,528,158	1,864,113
0.13%, 02/15/51	3,316,051	1,828,330
1.50%, 02/15/53	2,028,286	1,627,178
2.13%, 02/15/54	617,124	572,117
		34,292,625
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	17,653,179	17,241,313
0.38%, 07/15/27	9,568,538	9,234,911
0.25%, 07/15/29	4,220,485	3,909,965
1.63%, 10/15/29	1,730,520	1,701,997
0.13%, 01/15/30	1,717,674	1,560,597
0.63%, 07/15/32	11,288,112	10,094,084
1.38%, 07/15/33	2,608,819	2,441,713
1.75%, 01/15/34	1,263,099	1,211,569
1.88%, 07/15/34	3,898,211	3,779,201
		51,175,350
Total U.S. Treasury Obligations (Cost $89,202,613)		85,467,975
TOTAL INVESTMENTS — 99.9% (Cost $1,874,825,118)		1,924,550,352
Other Assets in Excess of Liabilities — 0.1%		1,263,388
NET ASSETS — 100.0%		$1,925,813,740
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$26,424,914	$26,424,914	$—	$—
Mutual Funds	1,812,657,463	1,812,657,463	—	—
U.S. Treasury Obligations	85,467,975	—	85,467,975	—
Total Assets - Investments in Securities	$1,924,550,352	$1,839,082,377	$85,467,975	$ —
See Notes to Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	34,167,434	$427,776,275
GuideStone Global Bond Fund (Institutional Class)∞	12,535,944	106,806,241
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	17,683,782	207,430,762
GuideStone Equity Index Fund (Institutional Class)∞	11,491,268	672,354,101
GuideStone International Equity Index Fund (Institutional Class)∞	27,539,408	316,427,798
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,544,959	81,218,413
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,270,609	78,570,781
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,097,251	27,751,372
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,092,496	$19,104,488
Total Mutual Funds (Cost $1,791,880,814)		1,937,440,231
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $25,730,921)	25,730,921	25,730,921
TOTAL INVESTMENTS — 100.0% (Cost $1,817,611,735)		1,963,171,152
Other Assets in Excess of Liabilities — 0.0%		377,872
NET ASSETS — 100.0%		$1,963,549,024
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2025	50	$5,624,500	$(322,250)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$25,730,921	$25,730,921	$—	$—
Mutual Funds	1,937,440,231	1,937,440,231	—	—
Total Assets - Investments in Securities	$1,963,171,152	$1,963,171,152	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(322,250)	$(322,250)	$—	$—
Total Liabilities - Other Financial Instruments	$(322,250)	$(322,250)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,939,011	$149,476,413
GuideStone Global Bond Fund (Institutional Class)∞	4,386,085	37,369,443
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	7,264,832	85,216,485
GuideStone Equity Index Fund (Institutional Class)∞	12,919,887	755,942,566
GuideStone International Equity Index Fund (Institutional Class)∞	31,344,845	360,152,268
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,160,429	92,216,873
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,410,736	89,401,994
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,164,546	28,354,335
Total Mutual Funds (Cost $1,372,195,006)		1,598,130,377
	Shares	Value
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $20,595,037)	20,595,037	$20,595,037
TOTAL INVESTMENTS — 99.9% (Cost $1,392,790,043)		1,618,725,414
Other Assets in Excess of Liabilities — 0.1%		1,296,311
NET ASSETS — 100.0%		$1,620,021,725
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2025	43	$4,837,070	$(264,545)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$20,595,037	$20,595,037	$—	$—
Mutual Funds	1,598,130,377	1,598,130,377	—	—
Total Assets - Investments in Securities	$1,618,725,414	$1,618,725,414	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(264,545)	$(264,545)	$—	$—
Total Liabilities - Other Financial Instruments	$(264,545)	$(264,545)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	2,651,213	$33,193,182
GuideStone Global Bond Fund (Institutional Class)∞	973,121	8,290,988
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,575,624	41,942,065
GuideStone Equity Index Fund (Institutional Class)∞	7,074,944	413,954,978
GuideStone International Equity Index Fund (Institutional Class)∞	17,202,560	197,657,414
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,842,578	50,796,878
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,151,996	48,943,962
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,726,819	15,472,303
Total Mutual Funds (Cost $694,765,219)		810,251,770
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $8,406,150)	8,406,150	$8,406,150
TOTAL INVESTMENTS — 99.9% (Cost $703,171,369)		818,657,920
Other Assets in Excess of Liabilities — 0.1%		832,279
NET ASSETS — 100.0%		$819,490,199
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2025	21	$2,362,290	$(135,345)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$8,406,150	$8,406,150	$—	$—
Mutual Funds	810,251,770	810,251,770	—	—
Total Assets - Investments in Securities	$818,657,920	$818,657,920	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(135,345)	$(135,345)	$—	$—
Total Liabilities - Other Financial Instruments	$(135,345)	$(135,345)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	MyDestination 2015 Fund	MyDestination 2025 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$50,096,872	$85,477,003
Investments in securities of affiliated issuers, at value	649,020,459	1,839,073,349
Total investments, at value(1)	699,117,331	1,924,550,352
Cash	10	—
Deposits with broker for futures contracts	—	—
Receivables:
Dividends	42,046	103,903
Interest	204,398	348,037
From advisor	—	—
Investment securities sold	1,490,795	6,364,008
Fund shares sold	66,364	647,181
Variation margin on futures contracts	—	—
Prepaid expenses and other assets	22,977	29,796
Total Assets	700,943,921	1,932,043,277
Liabilities
Cash Overdraft	—	3,681
Payables:
Investment securities purchased	2,842,290	5,211,507
Fund shares redeemed	27,173	580,913
Accrued expenses:
Investment advisory fees	31,898	82,907
Shareholder servicing fees	87,010	247,079
Director fees	308	544
Other expenses	59,585	102,906
Total Liabilities	3,048,264	6,229,537
Commitments and contingencies	— (2)	— (2)
Net Assets	$697,895,657	$1,925,813,740
Net Assets Consist of:
Paid-in-capital	$709,003,086	$1,887,095,245
Distributable earnings (loss)	(11,107,429)	38,718,495
Net Assets	$697,895,657	$1,925,813,740
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$290,927,443	$768,940,791
Institutional shares outstanding	29,961,971	75,572,860
Net asset value, offering and redemption price per Institutional share	$9.71	$10.17
Net assets applicable to the Investor Class	$406,968,214	$1,156,872,949
Investor shares outstanding	41,920,927	113,672,534
Net asset value, offering and redemption price per Investor share	$9.71	$10.18

(1)Investments in securities of unaffiliated issuers, at cost	$52,831,243	$89,211,641
Investments in securities of affiliated issuers, at cost	645,183,043	1,785,613,477
Total investments, at cost	$698,014,286	$1,874,825,118
(2)See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$—	$—	$—
1,963,171,152	1,618,725,414	818,657,920
1,963,171,152	1,618,725,414	818,657,920
421,736	—	—
46,860	359,491	194,114

95,697	77,265	33,411
—	—	—
—	—	5,131
2,300,000	—	—
1,521,665	1,664,314	1,076,439
5,250	4,005	2,205
28,255	26,099	25,633
1,967,590,615	1,620,856,588	819,994,853

—	—	—

3,560,000	390,000	230,006
12,727	10,052	27,882

115,503	138,708	70,078
236,238	193,612	96,024
565	495	524
116,558	101,996	80,140
4,041,591	834,863	504,654
— (2)	— (2)	— (2)
$1,963,549,024	$1,620,021,725	$819,490,199

$1,814,776,415	$1,380,402,293	$697,219,166
148,772,609	239,619,432	122,271,033
$1,963,549,024	$1,620,021,725	$819,490,199

$855,211,576	$715,305,634	$370,739,980
78,415,067	61,510,230	21,715,349
$10.91	$11.63	$17.07
$1,108,337,448	$904,716,091	$448,750,219
101,739,775	77,950,343	26,376,351
$10.89	$11.61	$17.01

$—	$—	$—
1,817,611,735	1,392,790,043	703,171,369
$1,817,611,735	$1,392,790,043	$703,171,369

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

MyDestination 2015 Fund
Investment Income
Dividends	$103,744
Income distributions received from affiliated funds	21,486,227
Interest	1,793,241
Total Investment Income	23,383,212
Expenses
Investment advisory fees	752,954
Transfer agent fees:
Institutional shares	6,852
Investor shares	29,274
Custodian fees	12,674
Shareholder servicing fees:
Investor shares	1,030,638
Accounting and administration fees	38,475
Professional fees	100,323
Blue sky fees:
Institutional shares	15,369
Investor shares	17,100
Shareholder reporting fees:
Institutional shares	674
Investor shares	18,064
Directors expenses	10,546
Line of credit facility fees	2,458
Index license fees	16,080
Other expenses	38,287
Recoupment of prior expenses reduced by the Advisor	—
Total Expenses	2,089,768
Expenses waived/reimbursed(1)	(224,957)
Net Expenses	1,864,811
Net Investment Income	21,518,401
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	9,192,459
Net realized gain on investment securities of affiliated issuers	9,834,259
Net realized loss on investment securities of unaffiliated issuers	(2,471,079)
Net realized loss on futures transactions	—
Net realized gain	16,555,639
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	12,361,016
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	1,670,887
Change in unrealized appreciation (depreciation) on futures	—
Net change in unrealized appreciation (depreciation)	14,031,903
Net Realized and Unrealized Gain	30,587,542
Net Increase in Net Assets Resulting from Operations	$52,105,943

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$275,980	$173,188	$25,825	$30,142
55,384,987	48,625,142	32,883,390	15,134,970
2,981,185	396	—	223
58,642,152	48,798,726	32,909,215	15,165,335

1,949,789	1,820,465	1,489,705	723,920

6,886	6,951	6,925	6,891
36,840	35,265	32,190	31,566
23,695	21,556	18,027	10,848

2,804,706	2,566,922	2,088,518	998,646
73,622	69,198	59,222	37,561
100,870	100,884	100,733	100,375

16,369	17,439	16,369	17,036
19,664	19,721	17,684	17,292

1,030	1,460	1,941	1,144
32,768	31,074	26,397	25,335
25,627	24,532	20,112	11,208
6,507	6,136	4,919	2,320
17,467	17,291	16,839	16,688
81,276	91,735	76,629	56,218
20,587	10,453	54,449	41,407
5,217,703	4,841,082	4,030,659	2,098,455
(409,011)	(268,190)	(5,110)	(17,373)
4,808,692	4,572,892	4,025,549	2,081,082
53,833,460	44,225,834	28,883,666	13,084,253

30,983,208	35,115,393	29,356,234	15,637,232
54,680,986	53,110,659	37,809,058	10,048,049
(3,299,087)	—	—	—
—	(104,887)	(89,418)	(45,571)
82,365,107	88,121,165	67,075,874	25,639,710
21,173,043	63,623,882	97,620,069	59,643,087
1,771,191	—	—	—
—	(322,250)	(264,545)	(135,345)
22,944,234	63,301,632	97,355,524	59,507,742
105,309,341	151,422,797	164,431,398	85,147,452
$159,142,801	$195,648,631	$193,315,064	$98,231,705
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2015 Fund		MyDestination 2025 Fund
	For the Year Ended		For the Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23

Operations:
Net investment income	$21,518,401	$16,219,807	$53,833,460	$40,339,653
Net realized gain on investment securities and futures transactions	16,555,639	5,452,198	82,365,107	14,076,704
Net change in unrealized appreciation (depreciation) on investment securities and futures	14,031,903	46,812,301	22,944,234	149,798,420
Net increase in net assets resulting from operations	52,105,943	68,484,306	159,142,801	204,214,777
Distributions to Shareholders:
Distributions paid
Institutional shares	(18,424,944)	(9,568,347)	(57,481,804)	(22,966,277)
Investor shares	(24,687,042)	(15,625,221)	(83,214,955)	(33,935,727)
Total distributions	(43,111,986)	(25,193,568)	(140,696,759)	(56,902,004)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	77,396,502	31,700,254	106,716,622	89,822,575
Investor shares	27,672,560	25,521,838	121,151,255	61,844,521
Reinvestment of dividends and distributions
Institutional shares	18,424,944	9,568,347	57,481,804	22,966,277
Investor shares	24,685,609	15,621,888	83,214,713	33,931,781
Total proceeds from shares sold and reinvested	148,179,615	82,412,327	368,564,394	208,565,154
Value of shares redeemed
Institutional shares	(51,430,228)	(38,638,110)	(83,759,750)	(96,194,287)
Investor shares	(75,528,505)	(61,223,079)	(149,777,312)	(112,662,031)
Total value of shares redeemed	(126,958,733)	(99,861,189)	(233,537,062)	(208,856,318)
Net increase (decrease) from capital share transactions(1)	21,220,882	(17,448,862)	135,027,332	(291,164)
Total increase in net assets	30,214,839	25,841,876	153,473,374	147,021,609
Net Assets:
Beginning of Year	667,680,818	641,838,942	1,772,340,366	1,625,318,757
End of Year	$697,895,657	$667,680,818	$1,925,813,740	$1,772,340,366

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Year Ended		For the Year Ended		For the Year Ended
12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23

$44,225,834	$32,449,192	$28,883,666	$23,069,236	$13,084,253	$10,075,451
88,121,165	32,319,902	67,075,874	26,629,977	25,639,710	11,655,448
63,301,632	160,240,807	97,355,524	154,645,302	59,507,742	73,577,972
195,648,631	225,009,901	193,315,064	204,344,515	98,231,705	95,308,871

(59,580,596)	(26,696,097)	(41,534,001)	(19,093,738)	(16,578,341)	(7,976,461)
(74,346,444)	(33,637,518)	(50,630,709)	(23,965,038)	(19,166,142)	(9,488,697)
(133,927,040)	(60,333,615)	(92,164,710)	(43,058,776)	(35,744,483)	(17,465,158)

113,434,711	99,415,522	95,692,913	90,858,503	73,528,040	72,672,127
141,440,717	89,244,637	105,304,245	79,506,880	83,713,610	62,758,953

59,580,596	26,696,097	41,534,001	19,093,738	16,578,341	7,976,461
74,346,236	33,636,181	50,630,451	23,962,746	19,166,038	9,488,721
388,802,260	248,992,437	293,161,610	213,421,867	192,986,029	152,896,262

(44,842,532)	(69,681,806)	(27,420,394)	(55,851,204)	(13,132,157)	(33,456,606)
(87,922,190)	(72,102,897)	(60,945,416)	(47,831,944)	(31,716,478)	(27,766,436)
(132,764,722)	(141,784,703)	(88,365,810)	(103,683,148)	(44,848,635)	(61,223,042)
256,037,538	107,207,734	204,795,800	109,738,719	148,137,394	91,673,220
317,759,129	271,884,020	305,946,154	271,024,458	210,624,616	169,516,933

1,645,789,895	1,373,905,875	1,314,075,571	1,043,051,113	608,865,583	439,348,650
$1,963,549,024	$1,645,789,895	$1,620,021,725	$1,314,075,571	$819,490,199	$608,865,583
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2024	$9.60	$0.33	$0.43	$0.76	$(0.38)	$(0.27)	$(0.65)	$9.71	7.80%	$290,928	0.09%	0.15%	3.27%	32%
2023	8.99	0.25	0.75	1.00	(0.27)	(0.12)	(0.39)	9.60	11.17	242,558	0.10	0.15	2.69	27
2022	11.09	0.19	(1.61)	(1.42)	(0.19)	(0.49)	(0.68)	8.99	(12.87)	224,236	0.11	0.15	1.91	21
2021	10.95	0.17	0.59	0.76	(0.26)	(0.36)	(0.62)	11.09	6.98	207,506	0.12	0.14	1.46	17
2020	10.40	0.16	0.82	0.98	(0.22)	(0.21)	(0.43)	10.95	9.41	169,812	0.06	0.14	1.58	23
Investor Class
2024	$9.60	$0.29	$0.44	$0.73	$(0.35)	$(0.27)	$(0.62)	$9.71	7.48%	$406,968	0.39%	0.40%	2.92%	32%
2023	8.98	0.22	0.76	0.98	(0.24)	(0.12)	(0.36)	9.60	10.99	425,123	0.38	0.40	2.38	27
2022	11.09	0.15	(1.60)	(1.45)	(0.17)	(0.49)	(0.66)	8.98	(13.10)	417,603	0.36	0.40	1.50	21
2021	10.95	0.13	0.60	0.73	(0.23)	(0.36)	(0.59)	11.09	6.72	539,194	0.37	0.39	1.15	17
2020	10.40	0.13	0.82	0.95	(0.19)	(0.21)	(0.40)	10.95	9.16	528,088	0.31	0.39	1.29	23

MyDestination 2025 Fund
Institutional Class
2024	$10.04	$0.32	$0.61	$0.93	$(0.37)	$(0.43)	$(0.80)	$10.17	9.17%	$768,941	0.08%	0.13%	3.07%	26%
2023	9.21	0.25	0.93	1.18	(0.26)	(0.09)	(0.35)	10.04	12.83	680,628	0.09	0.13	2.58	31
2022	11.53	0.18	(1.80)	(1.62)	(0.17)	(0.53)	(0.70)	9.21	(14.11)	606,791	0.11	0.13	1.76	14
2021	11.10	0.16	0.85	1.01	(0.28)	(0.30)	(0.58)	11.53	9.17	524,604	0.12	0.13	1.41	9
2020	10.42	0.17	0.97	1.14	(0.22)	(0.24)	(0.46)	11.10	10.95	449,798	0.08	0.12	1.60	19
Investor Class
2024	$10.05	$0.29	$0.61	$0.90	$(0.34)	$(0.43)	$(0.77)	$10.18	8.86%	$1,156,873	0.38%	0.38%	2.75%	26%
2023	9.21	0.22	0.94	1.16	(0.23)	(0.09)	(0.32)	10.05	12.64	1,091,712	0.37	0.38	2.27	31
2022	11.54	0.14	(1.79)	(1.65)	(0.15)	(0.53)	(0.68)	9.21	(14.40)	1,018,527	0.36	0.38	1.34	14
2021	11.11	0.13	0.85	0.98	(0.25)	(0.30)	(0.55)	11.54	8.91	1,262,088	0.37	0.38	1.15	9
2020	10.43	0.14	0.97	1.11	(0.19)	(0.24)	(0.43)	11.11	10.69	1,118,397	0.34	0.38	1.31	19

MyDestination 2035 Fund
Institutional Class
2024	$10.46	$0.29	$0.97	$1.26	$(0.33)	$(0.48)	$(0.81)	$10.91	11.83%	$855,212	0.09%	0.12%	2.59%	19%
2023	9.36	0.23	1.28	1.51	(0.23)	(0.18)	(0.41)	10.46	16.23	699,632	0.09	0.12	2.33	11
2022	12.00	0.17	(2.11)	(1.94)	(0.16)	(0.54)	(0.70)	9.36	(16.26)	572,407	0.13	0.13	1.67	11
2021	11.19	0.17	1.32	1.49	(0.30)	(0.38)	(0.68)	12.00	13.29	488,921	0.12	0.12	1.43	10
2020	10.22	0.16	1.18	1.34	(0.19)	(0.18)	(0.37)	11.19	13.15	379,986	0.14	0.14	1.61	11
Investor Class
2024	$10.45	$0.26	$0.96	$1.22	$(0.30)	$(0.48)	$(0.78)	$10.89	11.46%	$1,108,337	0.38%	0.38%	2.30%	19%
2023	9.36	0.20	1.27	1.47	(0.20)	(0.18)	(0.38)	10.45	15.82	946,158	0.37	0.38	2.04	11
2022	12.00	0.13	(2.10)	(1.97)	(0.13)	(0.54)	(0.67)	9.36	(16.46)	801,499	0.38	0.38	1.22	11
2021	11.19	0.14	1.32	1.46	(0.27)	(0.38)	(0.65)	12.00	13.04	940,687	0.38	0.38	1.16	10
2020	10.22	0.13	1.19	1.32	(0.17)	(0.18)	(0.35)	11.19	12.90	765,874	0.39	0.39	1.29	11

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination
2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.36%, 0.37%, 0.36%, 0.31% and 0.31%, respectively, for 2024.
These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2024	$10.76	$0.25	$1.33	$1.58	$(0.27)	$(0.44)	$(0.71)	$11.63	14.52%	$715,306	0.13%	0.13%	2.09%	17%
2023	9.37	0.22	1.55	1.77	(0.21)	(0.17)	(0.38)	10.76	18.94	561,262	0.11	0.12	2.12	10
2022	12.10	0.17	(2.24)	(2.07)	(0.15)	(0.51)	(0.66)	9.37	(17.08)	437,044	0.13	0.13	1.61	7
2021	10.97	0.17	1.65	1.82	(0.30)	(0.39)	(0.69)	12.10	16.61	422,303	0.13	0.13	1.41	10
2020	9.87	0.15	1.24	1.39	(0.17)	(0.12)	(0.29)	10.97	14.06	323,697	0.14	0.14	1.58	7
Investor Class
2024	$10.75	$0.21	$1.33	$1.54	$(0.24)	$(0.44)	$(0.68)	$11.61	14.19%	$904,716	0.38%	0.38%	1.82%	17%
2023	9.36	0.19	1.55	1.74	(0.18)	(0.17)	(0.35)	10.75	18.69	752,813	0.38	0.38	1.85	10
2022	12.09	0.13	(2.22)	(2.09)	(0.13)	(0.51)	(0.64)	9.36	(17.38)	606,007	0.38	0.38	1.25	7
2021	10.97	0.14	1.64	1.78	(0.27)	(0.39)	(0.66)	12.09	16.26	692,409	0.38	0.38	1.15	10
2020	9.87	0.12	1.24	1.36	(0.14)	(0.12)	(0.26)	10.97	13.80	553,181	0.41	0.41	1.26	7

MyDestination 2055 Fund
Institutional Class
2024	$15.47	$0.33	$2.07	$2.40	$(0.37)	$(0.43)	$(0.80)	$17.07	15.38%	$370,740	0.14%	0.15%	1.96%	15%
2023	13.31	0.30	2.34	2.64	(0.29)	(0.19)	(0.48)	15.47	19.88	266,002	0.14	0.16	2.08	9
2022	17.11	0.23	(3.20)	(2.97)	(0.21)	(0.62)	(0.83)	13.31	(17.43)	184,087	0.17	0.17	1.56	7
2021	15.37	0.24	2.44	2.68	(0.42)	(0.52)	(0.94)	17.11	17.46	178,971	0.17	0.17	1.39	11
2020	13.77	0.21	1.74	1.95	(0.22)	(0.13)	(0.35)	15.37	14.23	130,214	0.16	0.18	1.58	12
Investor Class
2024	$15.42	$0.28	$2.07	$2.35	$(0.33)	$(0.43)	$(0.76)	$17.01	15.11%	$448,750	0.41%	0.41%	1.68%	15%
2023	13.28	0.26	2.32	2.58	(0.25)	(0.19)	(0.44)	15.42	19.49	342,864	0.42	0.43	1.82	9
2022	17.07	0.19	(3.18)	(2.99)	(0.18)	(0.62)	(0.80)	13.28	(17.61)	255,261	0.42	0.42	1.27	7
2021	15.34	0.19	2.44	2.63	(0.38)	(0.52)	(0.90)	17.07	17.18	262,341	0.42	0.42	1.15	11
2020	13.76	0.17	1.73	1.90	(0.19)	(0.13)	(0.32)	15.34	13.85	189,213	0.42	0.44	1.27	12

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination
2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.36%, 0.37%, 0.36%, 0.31% and 0.31%, respectively, for 2024.
These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	14,160,710	$182,106,723
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,902,570	48,860,180
GuideStone Global Bond Fund (Institutional Class)∞	1,422,640	12,120,895
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,622,050	30,756,647
GuideStone Impact Bond Fund (Institutional Class)∞	1,675,266	15,998,792
GuideStone Impact Equity Fund (Institutional Class)∞	624,434	7,180,990
GuideStone Value Equity Index Fund (Institutional Class)∞	471,376	5,500,954
GuideStone Value Equity Fund (Institutional Class)∞	881,350	16,542,941
GuideStone Growth Equity Index Fund (Institutional Class)∞	335,145	5,489,680
GuideStone Growth Equity Fund (Institutional Class)∞	600,832	16,450,776
GuideStone Small Cap Equity Fund (Institutional Class)∞	225,228	4,024,824
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	1,557,593	$21,323,449
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	950,684	9,031,498
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	539,514	4,834,048
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,197,112	20,059,627
Total Mutual Funds (Cost $405,489,024)		400,282,024
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $6,086,166)	6,086,166	6,086,166
TOTAL INVESTMENTS — 100.0% (Cost $411,575,190)		406,368,190
Liabilities in Excess of Other Assets — (0.0)%		(200,102)
NET ASSETS — 100.0%		$406,168,088
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$6,086,166	$6,086,166	$—	$—
Mutual Funds	400,282,024	400,282,024	—	—
Total Assets - Investments in Securities	$406,368,190	$406,368,190	$ —	$ —

See Notes to Financial Statements.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,929,014	$50,527,124
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,294,855	366,771,589
GuideStone Global Bond Fund (Institutional Class)∞	11,868,264	101,117,605
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	11,331,433	132,917,712
GuideStone Impact Bond Fund (Institutional Class)∞	2,086,675	19,927,745
GuideStone Impact Equity Fund (Institutional Class)∞	2,584,604	29,722,950
GuideStone Value Equity Index Fund (Institutional Class)∞	2,802,427	32,704,320
GuideStone Value Equity Fund (Institutional Class)∞	5,231,621	98,197,525
GuideStone Growth Equity Index Fund (Institutional Class)∞	1,977,907	32,398,117
GuideStone Growth Equity Fund (Institutional Class)∞	3,555,180	97,340,816
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,411,768	25,228,287
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	9,315,106	$127,523,805
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,745,642	54,583,601
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,945,828	26,394,621
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,483,933	50,068,311
Total Mutual Funds (Cost $1,290,480,358)		1,245,424,128
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $18,182,120)	18,182,120	18,182,120
TOTAL INVESTMENTS — 100.0% (Cost $1,308,662,478)		1,263,606,248
Other Assets in Excess of Liabilities — 0.0%		257,239
NET ASSETS — 100.0%		$1,263,863,487
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$18,182,120	$18,182,120	$—	$—
Mutual Funds	1,245,424,128	1,245,424,128	—	—
Total Assets - Investments in Securities	$1,263,606,248	$1,263,606,248	$ —	$ —
See Notes to Financial Statements.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,404,648	$18,063,771
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,459,688	130,955,290
GuideStone Global Bond Fund (Institutional Class)∞	4,283,659	36,496,775
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,270,387	50,091,636
GuideStone Impact Bond Fund (Institutional Class)∞	1,776,150	16,962,236
GuideStone Impact Equity Fund (Institutional Class)∞	2,201,435	25,316,505
GuideStone Value Equity Index Fund (Institutional Class)∞	4,249,482	49,591,454
GuideStone Value Equity Fund (Institutional Class)∞	7,932,439	148,891,883
GuideStone Growth Equity Index Fund (Institutional Class)∞	2,991,372	48,998,671
GuideStone Growth Equity Fund (Institutional Class)∞	5,374,330	147,149,164
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,149,500	38,411,556
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	14,548,653	$199,171,067
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,941,281	84,942,171
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,696,757	33,122,944
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,906,369	26,535,148
Total Mutual Funds (Cost $1,035,593,379)		1,054,700,271
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $15,732,508)	15,732,508	15,732,508
TOTAL INVESTMENTS — 100.0% (Cost $1,051,325,887)		1,070,432,779
Other Assets in Excess of Liabilities — 0.0%		139,828
NET ASSETS — 100.0%		$1,070,572,607
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$15,732,508	$15,732,508	$—	$—
Mutual Funds	1,054,700,271	1,054,700,271	—	—
Total Assets - Investments in Securities	$1,070,432,779	$1,070,432,779	$ —	$ —

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Impact Equity Fund (Institutional Class)∞	3,682,452	$42,348,201
GuideStone Value Equity Index Fund (Institutional Class)∞	6,032,989	70,404,982
GuideStone Value Equity Fund (Institutional Class)∞	11,245,321	211,074,672
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,240,461	69,458,750
GuideStone Growth Equity Fund (Institutional Class)∞	7,615,183	208,503,705
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,017,165	53,916,743
GuideStone International Equity Fund (Institutional Class)∞	20,668,144	282,946,892
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,715,331	120,795,645
Total Mutual Funds (Cost $1,004,287,961)		1,059,449,590
	Shares	Value
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞ (Cost $15,931,382)	15,931,382	$15,931,382
TOTAL INVESTMENTS — 100.0% (Cost $1,020,219,343)		1,075,380,972
Liabilities in Excess of Other Assets — (0.0)%		(290,376)
NET ASSETS — 100.0%		$1,075,090,596
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$15,931,382	$15,931,382	$—	$—
Mutual Funds	1,059,449,590	1,059,449,590	—	—
Total Assets - Investments in Securities	$1,075,380,972	$1,075,380,972	$ —	$ —
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value	$406,368,190	$1,263,606,248	$1,070,432,779	$1,075,380,972
Total investments, at value(1)	406,368,190	1,263,606,248	1,070,432,779	1,075,380,972
Cash	31,605	266,565	—	168,976
Receivables:
Dividends from affiliated funds	22,796	69,558	60,512	61,133
Investment securities sold	740,001	2,200,001	1,130,001	650,001
Fund shares sold	143,462	77,060	103,269	51,910
Prepaid expenses and other assets	12,767	19,690	17,762	16,229
Total Assets	407,318,821	1,266,239,122	1,071,744,323	1,076,329,221
Liabilities
Cash Overdraft	—	—	659	—
Payables:
Investment securities purchased	750,001	1,710,001	820,001	630,001
Fund shares redeemed	247,696	273,983	17,298	270,129
Accrued expenses:
Investment advisory fees	34,643	108,602	92,363	93,111
Shareholder servicing fees	63,160	202,898	168,194	173,697
Director fees	445	769	673	648
Other expenses	54,788	79,382	72,528	71,039
Total Liabilities	1,150,733	2,375,635	1,171,716	1,238,625
Net Assets	$406,168,088	$1,263,863,487	$1,070,572,607	$1,075,090,596
Net Assets Consist of:
Paid-in-capital	$423,717,900	$1,329,377,874	$1,042,330,837	$989,754,105
Distributable earnings (loss)	(17,549,812)	(65,514,387)	28,241,770	85,336,491
Net Assets	$406,168,088	$1,263,863,487	$1,070,572,607	$1,075,090,596
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$109,995,932	$318,839,436	$290,067,336	$272,681,116
Institutional shares outstanding	10,004,920	27,693,340	22,905,802	21,084,075
Net asset value, offering and redemption price per Institutional share	$10.99	$11.51	$12.66	$12.93
Net assets applicable to the Investor Class	$296,172,156	$945,024,051	$780,505,271	$802,409,480
Investor shares outstanding	26,944,431	82,124,903	61,714,408	62,446,597
Net asset value, offering and redemption price per Investor share	$10.99	$11.51	$12.65	$12.85

(1)Investments in securities of affiliated issuers, at cost	411,575,190	1,308,662,478	1,051,325,887	1,020,219,343
Total investments, at cost	$411,575,190	$1,308,662,478	$1,051,325,887	$1,020,219,343

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Dividends	$55,984	$53,963	$21,823	$18,269
Income distributions received from affiliated funds	14,564,492	36,574,492	21,462,844	12,919,556
Interest	36	1,141	963	1,145
Total Investment Income	14,620,512	36,629,596	21,485,630	12,938,970
Expenses
Investment advisory fees	418,375	1,269,496	1,063,654	1,053,329
Transfer agent fees:
Institutional shares	7,080	7,218	7,006	6,911
Investor shares	34,821	46,589	41,392	39,622
Custodian fees	9,967	24,289	20,077	17,238
Shareholder servicing fees:
Investor shares	762,501	2,382,112	1,944,600	1,971,238
Accounting and administration fees	28,867	55,240	48,417	47,597
Professional fees	100,191	100,578	100,491	100,495
Blue sky fees:
Institutional shares	15,984	16,984	17,034	16,984
Investor shares	17,400	18,849	18,519	16,400
Shareholder reporting fees:
Institutional shares	1,263	2,483	1,258	1,116
Investor shares	25,897	44,230	37,864	35,666
Directors expenses	8,238	20,211	16,974	16,441
Line of credit facility fees	1,529	4,565	3,723	3,618
Index license fees	17,695	19,407	18,765	18,015
Other expenses	38,320	67,648	57,604	54,707
Total Expenses	1,488,128	4,079,899	3,397,378	3,399,377
Net Investment Income	13,132,384	32,549,697	18,088,252	9,539,593
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	8,766,215	45,637,086	56,651,210	74,483,838
Net realized gain on investment securities of affiliated issuers	8,257,711	10,569,936	7,823,717	15,700,435
Net realized gain (loss) on futures transactions	2,752	(42,866)	(14,772)	14,333
Net realized gain	17,026,678	56,164,156	64,460,155	90,198,606
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(2,438,418)	13,503,715	37,652,407	49,673,595
Change in unrealized appreciation (depreciation) on futures	—	(8,974)	(43,717)	(47,295)
Net change in unrealized appreciation (depreciation)	(2,438,418)	13,494,741	37,608,690	49,626,300
Net Realized and Unrealized Gain	14,588,260	69,658,897	102,068,845	139,824,906
Net Increase in Net Assets Resulting from Operations	$27,720,644	$102,208,594	$120,157,097	$149,364,499
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Year Ended		For the Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23

Operations:
Net investment income	$13,132,384	$10,935,188	$32,549,697	$26,793,815
Net realized gain (loss) on investment securities and futures transactions	17,026,678	(15,669,763)	56,164,156	(18,605,544)
Net change in unrealized appreciation (depreciation) on investment securities and futures	(2,438,418)	40,741,274	13,494,741	134,570,660
Net increase in net assets resulting from operations	27,720,644	36,006,699	102,208,594	142,758,931
Distributions to Shareholders:
Distributions paid
Institutional shares	(5,294,712)	(4,277,511)	(14,324,689)	(12,541,679)
Investor shares	(13,534,481)	(11,351,263)	(40,108,260)	(37,220,208)
Total distributions	(18,829,193)	(15,628,774)	(54,432,949)	(49,761,887)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	11,898,095	21,908,281	27,096,614	42,078,111
Investor shares	17,355,922	13,505,177	36,944,038	26,054,756
Reinvestment of dividends and distributions
Institutional shares	5,269,040	4,256,561	14,272,511	12,494,732
Investor shares	13,485,925	11,309,241	40,067,331	37,181,925
Total proceeds from shares sold and reinvested	48,008,982	50,979,260	118,380,494	117,809,524
Value of shares redeemed
Institutional shares	(19,841,509)	(19,322,444)	(34,530,528)	(67,330,991)
Investor shares	(53,694,194)	(62,216,772)	(111,618,682)	(118,414,377)
Total value of shares redeemed	(73,535,703)	(81,539,216)	(146,149,210)	(185,745,368)
Net decrease from capital share transactions(1)	(25,526,721)	(30,559,956)	(27,768,716)	(67,935,844)
Total increase (decrease) in net assets	(16,635,270)	(10,182,031)	20,006,929	25,061,200
Net Assets:
Beginning of Year	422,803,358	432,985,389	1,243,856,558	1,218,795,358
End of Year	$406,168,088	$422,803,358	$1,263,863,487	$1,243,856,558

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Year Ended		For the Year Ended
12/31/24	12/31/23	12/31/24	12/31/23

$18,088,252	$17,093,997	$9,539,593	$11,490,063
64,460,155	(8,971,847)	90,198,606	(3,610,137)
37,608,690	143,664,595	49,626,300	167,537,628
120,157,097	151,786,745	149,364,499	175,417,554

(10,520,643)	(9,249,048)	(9,573,024)	(8,689,299)
(26,365,619)	(24,756,120)	(26,432,611)	(25,331,224)
(36,886,262)	(34,005,168)	(36,005,635)	(34,020,523)

26,241,462	42,852,587	20,207,333	30,251,056
29,946,954	21,259,902	27,194,888	18,768,298

10,511,947	9,240,768	9,570,056	8,687,669
26,347,393	24,737,886	26,429,825	25,328,267
93,047,756	98,091,143	83,402,102	83,035,290

(33,640,443)	(54,622,641)	(25,595,757)	(47,252,267)
(95,645,740)	(84,350,186)	(78,778,450)	(73,223,867)
(129,286,183)	(138,972,827)	(104,374,207)	(120,476,134)
(36,238,427)	(40,881,684)	(20,972,105)	(37,440,844)
47,032,408	76,899,893	92,386,759	103,956,187

1,023,540,199	946,640,306	982,703,837	878,747,650
$1,070,572,607	$1,023,540,199	$1,075,090,596	$982,703,837
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2024	$10.79	$0.37	$0.38	$0.75	$(0.48)	$(0.07)	$(0.55)	$10.99	6.96%	$109,996	0.17%	0.17%	3.33%	23%
2023	10.29	0.30	0.63	0.93	(0.36)	(0.07)	(0.43)	10.79	9.08	110,243	0.16	0.16	2.85	43
2022	11.99	0.14	(1.33)	(1.19)	(0.19)	(0.32)	(0.51)	10.29	(9.93)	98,566	0.16	0.16	1.28	15
2021	11.97	0.11	0.38	0.49	(0.22)	(0.25)	(0.47)	11.99	4.07	146,436	0.15	0.15	0.92	6
2020	11.52	0.16	0.67	0.83	(0.20)	(0.18)	(0.38)	11.97	7.17	135,681	0.15	0.15	1.35	15
Investor Class
2024	$10.79	$0.34	$0.38	$0.72	$(0.45)	$(0.07)	$(0.52)	$10.99	6.68%	$296,172	0.42%	0.42%	3.07%	23%
2023	10.29	0.27	0.63	0.90	(0.33)	(0.07)	(0.40)	10.79	8.80	312,560	0.41	0.41	2.49	43
2022	11.99	0.13	(1.35)	(1.22)	(0.16)	(0.32)	(0.48)	10.29	(10.17)	334,419	0.41	0.41	1.14	15
2021	11.97	0.08	0.38	0.46	(0.19)	(0.25)	(0.44)	11.99	3.81	423,571	0.40	0.40	0.65	6
2020	11.52	0.13	0.67	0.80	(0.17)	(0.18)	(0.35)	11.97	6.92	415,174	0.40	0.40	1.09	15

Balanced Allocation Fund
Institutional Class
2024	$11.09	$0.32	$0.64	$0.96	$(0.45)	$(0.09)	$(0.54)	$11.51	8.59%	$318,839	0.13%	0.13%	2.77%	27%
2023	10.28	0.26	1.02	1.28	(0.32)	(0.15)	(0.47)	11.09	12.60	300,115	0.13	0.13	2.38	14
2022	13.03	0.13	(2.14)	(2.01)	(0.17)	(0.57)	(0.74)	10.28	(15.34)	290,280	0.13	0.13	1.11	18
2021	12.88	0.15	0.77	0.92	(0.34)	(0.43)	(0.77)	13.03	7.17	481,118	0.12	0.12	1.12	19
2020	12.19	0.15	1.18	1.33	(0.23)	(0.41)	(0.64)	12.88	11.00	450,122	0.12	0.12	1.21	15
Investor Class
2024	$11.09	$0.29	$0.64	$0.93	$(0.42)	$(0.09)	$(0.51)	$11.51	8.32%	$945,024	0.38%	0.38%	2.50%	27%
2023	10.28	0.23	1.03	1.26	(0.30)	(0.15)	(0.45)	11.09	12.32	943,742	0.38	0.38	2.12	14
2022	13.02	0.11	(2.14)	(2.03)	(0.14)	(0.57)	(0.71)	10.28	(15.58)	928,515	0.38	0.38	1.01	18
2021	12.87	0.11	0.78	0.89	(0.31)	(0.43)	(0.74)	13.02	6.92	1,230,755	0.37	0.37	0.85	19
2020	12.19	0.11	1.18	1.29	(0.20)	(0.41)	(0.61)	12.87	10.66	1,219,621	0.37	0.37	0.93	15

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Growth
Allocation Fund and Aggressive Allocation Fund were 0.51%, 0.60%, 0.66% and 0.71%, respectively for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Growth Allocation Fund
Institutional Class
2024	$11.70	$0.24	$1.19	$1.43	$(0.38)	$(0.09)	$(0.47)	$12.66	12.20%	$290,068	0.13%	0.13%	1.90%	30%
2023	10.38	0.22	1.52	1.74	(0.42)	—	(0.42)	11.70	16.82	264,645	0.13	0.13	1.94	15
2022	13.83	0.11	(2.55)	(2.44)	(0.03)	(0.98)	(1.01)	10.38	(17.73)	236,709	0.13	0.13	0.96	22
2021	13.25	0.14	1.42	1.56	(0.40)	(0.58)	(0.98)	13.83	11.82	440,338	0.12	0.12	0.96	17
2020	12.31	0.11	1.51	1.62	(0.18)	(0.50)	(0.68)	13.25	13.30	404,479	0.13	0.13	0.90	15
Investor Class
2024	$11.68	$0.21	$1.20	$1.41	$(0.35)	$(0.09)	$(0.44)	$12.65	12.03%	$780,505	0.39%	0.39%	1.63%	30%
2023	10.36	0.19	1.52	1.71	(0.39)	—	(0.39)	11.68	16.57	758,895	0.39	0.39	1.67	15
2022	13.82	0.11	(2.59)	(2.48)	(— )†	(0.98)	(0.98)	10.36	(18.03)	709,931	0.39	0.39	0.93	22
2021	13.24	0.10	1.43	1.53	(0.37)	(0.58)	(0.95)	13.82	11.56	968,891	0.38	0.38	0.71	17
2020	12.31	0.07	1.51	1.58	(0.15)	(0.50)	(0.65)	13.24	12.96	919,826	0.38	0.38	0.61	15

Aggressive Allocation Fund
Institutional Class
2024	$11.57	$0.14	$1.69	$1.83	$(0.28)	$(0.19)	$(0.47)	$12.93	15.70%	$272,681	0.13%	0.13%	1.10%	27%
2023	9.93	0.15	1.92	2.07	(0.34)	(0.09)	(0.43)	11.57	20.92	240,031	0.13	0.13	1.42	15
2022	13.92	0.12	(2.78)	(2.66)	(0.03)	(1.30)	(1.33)	9.93	(19.29)	213,158	0.13	0.13	1.04	30
2021	13.06	0.12	1.85	1.97	(0.46)	(0.65)	(1.11)	13.92	15.09	331,642	0.13	0.13	0.81	12
2020	12.00	0.07	1.80	1.87	(0.11)	(0.70)	(0.81)	13.06	15.75	290,969	0.13	0.13	0.59	13
Investor Class
2024	$11.50	$0.11	$1.68	$1.79	$(0.25)	$(0.19)	$(0.44)	$12.85	15.43%	$802,410	0.39%	0.39%	0.84%	27%
2023	9.87	0.13	1.90	2.03	(0.31)	(0.09)	(0.40)	11.50	20.66	742,673	0.39	0.39	1.18	15
2022	13.86	0.10	(2.78)	(2.68)	(— )†	(1.31)	(1.31)	9.87	(19.57)	665,590	0.39	0.39	0.90	30
2021	13.00	0.08	1.85	1.93	(0.42)	(0.65)	(1.07)	13.86	14.89	904,521	0.38	0.38	0.54	12
2020	11.95	0.03	1.80	1.83	(0.08)	(0.70)	(0.78)	13.00	15.49	849,922	0.38	0.38	0.30	13

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Growth
Allocation Fund and Aggressive Allocation Fund were 0.51%, 0.60%, 0.66% and 0.71%, respectively for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
AGENCY OBLIGATIONS — 12.7%
Federal Farm Credit Banks Funding Corporation
5.00%, 04/04/25	$1,838,000	$1,837,658
(Floating, U.S. SOFR + 0.14%), 4.54%, 05/27/25†	10,095,000	10,095,000
(Floating, U.S. SOFR + 0.05%), 4.45%, 06/20/25†	606,000	606,000
(Floating, U.S. SOFR + 0.07%), 4.47%, 11/17/25†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.10%), 4.50%, 06/24/26†	1,000,000	1,000,000
(Floating, U.S. SOFR + 0.10%), 4.50%, 06/26/26†	2,550,000	2,550,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 10/15/26†	14,000,000	13,998,620
(Floating, U.S. Treasury 3M Bill MMY + 0.27%), 4.54%, 10/16/26†	7,700,000	7,700,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 12/23/26†	1,400,000	1,400,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 12/30/26†	1,200,000	1,200,000
Federal Home Loan Bank
(Floating, U.S. SOFR + 0.01%), 4.41%, 01/13/25†	12,900,000	12,900,000
(Floating, U.S. SOFR + 0.02%), 4.42%, 01/27/25†	3,100,000	3,100,000
4.40%, 02/03/25†	15,100,000	15,100,000
(Floating, U.S. SOFR + 0.01%), 4.41%, 02/25/25†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.01%), 4.41%, 02/27/25†	4,100,000	4,100,000
(Floating, U.S. SOFR + 0.01%), 4.41%, 03/05/25†	4,400,000	4,400,000
(Floating, U.S. SOFR + 0.03%), 4.43%, 03/25/25†	17,410,000	17,410,000
(Floating, U.S. SOFR + 0.00%), 4.40%, 05/20/25†	7,460,000	7,460,000
(Floating, U.S. SOFR + 0.00%), 4.40%, 05/22/25†	1,200,000	1,200,000
(Floating, U.S. SOFR + 0.01%), 4.41%, 06/23/25†	3,500,000	3,500,000
(Floating, U.S. SOFR + 0.16%), 4.56%, 07/21/25†	12,830,000	12,830,000
(Floating, U.S. SOFR + 0.10%), 4.50%, 06/26/26†	7,035,000	7,035,000
Federal Home Loan Bank Discount Notes
4.61%, 01/03/25Ω	7,000,000	6,998,207
4.79%, 01/24/25Ω	1,800,000	1,794,497
4.59%, 01/27/25Ω	11,612,000	11,573,171
4.73%, 02/10/25Ω	4,467,000	4,443,375
4.75%, 02/11/25Ω	7,415,000	7,374,803
4.20%, 03/07/25Ω	13,100,000	12,997,273
4.29%, 04/04/25Ω	17,885,000	17,684,479
4.20%, 05/02/25Ω	5,700,000	5,617,619
	Par	Value
Federal Home Loan Mortgage Corporation
(Floating, U.S. SOFR + 0.14%), 4.54%, 09/23/26†	$4,400,000	$4,400,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 10/16/26†	3,500,000	3,500,000
Federal National Mortgage Association
(Floating, U.S. SOFR + 0.12%), 4.52%, 07/29/26†	13,320,000	13,320,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 08/21/26†	4,100,000	4,100,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 10/23/26†	5,575,000	5,575,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 11/20/26†	6,400,000	6,400,000
(Floating, U.S. SOFR + 0.14%), 4.54%, 12/11/26†	5,900,000	5,900,000
Total Agency Obligations (Cost $245,900,702)		245,900,702
U.S. TREASURY OBLIGATIONS — 40.2%
U.S. Treasury Bills
4.36%, 01/02/25Ω	10,010,000	10,008,749
4.19%, 01/07/25Ω	22,600,000	22,581,998
4.49%, 01/09/25Ω	17,348,900	17,330,161
4.46%, 01/14/25Ω	26,005,000	25,961,073
4.42%, 01/16/25Ω	6,600,000	6,587,584
4.44%, 01/21/25Ω	14,585,000	14,547,241
4.38%, 01/23/25Ω	19,759,900	19,705,369
4.22%, 01/28/25Ω	37,695,000	37,569,348
4.52%, 01/30/25Ω	17,100,000	17,036,535
4.20%, 02/04/25Ω	12,605,000	12,552,500
4.42%, 02/06/25Ω	2,150,000	2,140,465
4.14%, 02/11/25Ω	28,025,000	27,884,655
4.71%, 02/13/25Ω	7,640,000	7,596,271
4.23%, 02/25/25Ω	15,500,000	15,394,740
4.22%, 03/04/25Ω	33,900,000	33,641,362
4.50%, 03/06/25Ω	10,900,000	10,812,771
4.16%, 03/18/25Ω	20,305,000	20,117,675
4.11%, 03/20/25Ω	3,405,000	3,373,646
4.17%, 03/25/25Ω	27,000,000	26,727,345
4.15%, 04/03/25Ω	11,427,200	11,304,110
4.13%, 04/08/25Ω	4,425,000	4,373,663
4.23%, 04/10/25Ω	3,111,500	3,074,717
4.09%, 04/15/25Ω	5,520,000	5,452,562
4.22%, 04/17/25Ω	18,800,000	18,563,632
4.02%, 04/22/25Ω	21,900,000	21,615,045
4.27%, 04/24/25Ω	8,065,000	7,955,595
4.25%, 05/01/25Ω	22,200,000	21,879,950
4.19%, 05/08/25Ω	35,355,000	34,823,673
4.24%, 05/22/25Ω	7,395,000	7,270,166
4.25%, 05/29/25Ω	33,500,000	32,902,285
4.24%, 06/05/25Ω	7,100,000	6,968,399
4.13%, 06/12/25Ω	17,800,000	17,463,580

See Notes to Financial Statements.

	Par	Value
4.09%, 06/20/25Ω	$34,840,900	$34,156,470
4.56%, 07/10/25Ω	13,000,000	12,672,382
4.04%, 10/02/25Ω	4,641,500	4,498,444
4.08%, 10/30/25Ω	5,950,000	5,745,371
4.13%, 11/28/25Ω	5,300,000	5,097,242
4.04%, 12/26/25Ω	20,400,000	19,572,026
		606,958,800
U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.13%), 4.40%, 07/31/25†	32,140,000	32,138,270
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 4.45%, 10/31/25†	21,865,000	21,863,068
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 4.52%, 01/31/26†	18,355,000	18,355,000
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 4.43%, 04/30/26†	17,300,000	17,301,896
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 4.46%, 07/31/26†	14,750,000	14,737,714
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 4.48%, 10/31/26†	57,115,000	57,146,256
		161,542,204
U.S. Treasury Notes
1.13%, 02/28/25	346,000	343,951
2.75%, 02/28/25	347,000	345,789
3.88%, 03/31/25	355,000	354,015
0.38%, 11/30/25	800,000	771,306
0.38%, 12/31/25	4,305,000	4,143,767
4.25%, 12/31/25	1,815,000	1,814,878
		7,773,706
Total U.S. Treasury Obligations (Cost $776,274,710)		776,274,710
REPURCHASE AGREEMENTS — 53.7%
Bank of Nova Scotia
4.45% (dated 12/31/2024, due 1/2/2025, repurchase price $100,024,722, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.250% to 5.000%, due 9/30/2025 to 2/15/2053, total market value $102,025,308)	100,000,000	100,000,000
BNP Paribas
4.45% (dated 12/31/2024, due 1/2/2025, repurchase price $68,016,811, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 6.375%, due 6/15/2026 to 2/15/2050, total market value $69,360,000)	68,000,000	68,000,000
	Par	Value

4.46% (dated 12/31/2024, due 1/2/2025, repurchase price $65,016,106, collateralized by Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation, 2.000% to 7.500%, due 11/20/2039 to 2/20/2071, total market value $66,326,303)	$65,000,000	$65,000,000
Citigroup Global Markets, Inc.
4.46% (dated 12/31/2024, due 1/2/2025, repurchase price $95,023,539, collateralized by U.S. Treasury Notes, 0.875% to 4.375%, due 12/15/2026 to 11/15/2030, total market value $96,900,047)	95,000,000	95,000,000
Goldman Sachs & Co.
4.46% (dated 12/31/2024, due 1/2/2025, repurchase price $120,029,733, collateralized by Government National Mortgage Association and U.S. Treasury Notes, 1.500% to 7.000%, due 12/15/2027 to 12/20/2054, total market value $122,400,001)	120,000,000	120,000,000
Mitsubishi UFJ Securities USA, Inc.
4.46% (dated 12/31/2024, due 1/2/2025, repurchase price $155,038,406, collateralized by Federal Home Loan Mortgage Corporation, 2.000% to 7.000%, due 11/1/2026 to 10/1/2054, total market value $159,650,000)	155,000,000	155,000,000
Mizuho Securities USA, Inc.
4.46% (dated 12/31/2024, due 1/2/2025, repurchase price $130,032,211, collateralized by U.S. Treasury Notes, 4.250% to 4.250%, due 2/28/2031 to 2/28/2031, total market value $132,600,005)	130,000,000	130,000,000
Morgan Stanley
4.45% (dated 12/31/2024, due 1/2/2025, repurchase price $85,021,014, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Bills, 0.000% to 6.750%, due 2/13/2025 to 5/15/2053, total market value $86,700,078)	85,000,000	85,000,000
See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Natixis S.A.
4.45% (dated 12/31/2024, due 1/2/2025, repurchase price $100,024,722, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.250% to 4.125%, due 2/28/2026 to 5/15/2053, total market value $102,000,007)	$100,000,000	$100,000,000
TD Securities USA LLC
4.48% (dated 12/31/2024, due 1/2/2025, repurchase price $120,029,867, collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, 4.000% to 6.000%, due 10/1/2048 to 8/1/2054, total market value $123,600,001)	120,000,000	120,000,000
Total Repurchase Agreements (Cost $1,038,000,000)		1,038,000,000
TOTAL INVESTMENTS — 106.6% (Cost $2,060,175,412)		2,060,175,412
Liabilities in Excess of Other Assets — (6.6)%		(127,456,106)
NET ASSETS — 100.0%		$1,932,719,306
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$245,900,702	$—	$245,900,702	$—
Repurchase Agreements	1,038,000,000	—	1,038,000,000	—
U.S. Treasury Obligations	776,274,710	—	776,274,710	—
Total Assets - Investments in Securities	$2,060,175,412	$ —	$2,060,175,412	$ —

See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
AGENCY OBLIGATIONS — 1.5%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,855,645
2.25%, 08/15/29	1,000,000	904,262
1.30%, 02/03/31	870,000	711,089
1.68%, 09/17/35	2,300,000	1,674,241
Federal Home Loan Bank
5.00%, 02/28/25	3,400,000	3,403,271
2.18%, 11/06/29	750,000	671,641
1.61%, 01/27/33	600,000	466,097
Federal Home Loan Mortgage Corporation
4.88%, 09/27/29	3,200,000	3,193,859
Federal National Mortgage Association
0.81%, 09/25/28	1,000,000	872,967
Total Agency Obligations (Cost $13,789,967)		13,753,072
ASSET-BACKED SECURITIES — 18.0%
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 6.32%, 01/21/37 144A †	430,000	432,828
Ally Auto Receivables Trust, Series 2024-1, Class A3
5.08%, 12/15/28	900,000	906,736
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2
4.83%, 03/15/28 144A	2,000,000	2,003,967
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.07%, 04/28/37 144A †	450,000	453,736
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, CME Term SOFR 3M + 1.76%), 6.38%, 04/20/31 144A †	250,000	250,761
Ares LVI CLO, Ltd., Series 2020-56A, Class A1R2
(Floating, CME Term SOFR 3M + 1.25%), 5.54%, 01/25/38 144A †	250,000	250,000
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.05%, 10/25/34 144A †	250,000	250,495
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	189,190	190,287
	Par	Value
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	$1,000,000	$1,008,567
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	911,628
BA Credit Card Trust, Series 2022-A2, Class A2
5.00%, 04/15/28	3,200,000	3,217,127
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 05/15/28	2,313,000	2,324,103
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	1,300,000	1,313,190
Bain Capital Credit CLO, Ltd., Series 2021-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.20%, 1.20% Floor), 5.76%, 10/20/34 144A †	165,000	165,114
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 02/15/28 144A	1,400,000	1,414,337
Bank of America Auto Trust, Series 2023-2A, Class A3
5.74%, 06/15/28 144A	800,000	812,163
BDS, Ltd., Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 5.56%, 06/16/36 144A †	301,343	301,295
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 6.15%, 07/20/37 144A †	315,000	317,924
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.02%, 10/19/37 144A †	250,000	250,921
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 6.48%, 10/20/37 144A †	500,000	503,423
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 6.00%, 07/15/31 144A †	195,314	195,597
BlueMountain Fuji U.S. CLO III, Ltd., Series 2017-3A, Class A2
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.07%, 01/15/30 144A †	250,000	252,409
BMW Vehicle Lease Trust, Series 2023-2, Class A3
5.99%, 09/25/26	1,870,337	1,882,963
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.63%, 08/19/38 144A †	$1,631,055	$1,626,036
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.04%, 07/15/39 144A †	1,300,000	1,304,451
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 6.66%, 09/15/35 144A †	1,300,000	1,304,241
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 03/15/27	2,700,000	2,690,093
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,000,000	1,003,930
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 05/15/28	707,000	707,326
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 07/16/29	1,500,000	1,502,779
Carmax Auto Owner Trust, Series 2023-2, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.85%), 5.45%, 06/15/26†	116,697	116,779
CarMax Auto Owner Trust, Series 2023-4, Class A2A
6.08%, 12/15/26	653,606	656,396
CarMax Auto Owner Trust, Series 2024-4, Class A2A
4.67%, 12/15/27	1,600,000	1,602,939
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,899,763	1,790,029
Carvana Auto Receivables Trust, Series 2023-P5, Class A3
5.62%, 01/10/29 144A	1,000,000	1,012,657
Carvana Auto Receivables Trust, Series 2024-P1, Class A3
5.05%, 04/10/29 144A	3,000,000	3,016,690
Carvana Auto Receivables Trust, Series 2024-P4, Class A3
4.64%, 01/10/30	1,300,000	1,298,062
Chase Auto Owner Trust, Series 2023-AA, Class A3
5.68%, 01/25/29 144A	1,000,000	1,014,427
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	200,000	198,249
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	573,682	577,545
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	315,107	319,814
	Par	Value
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	$380,289	$384,570
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.82%, 07/23/37 144A †	250,000	251,250
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.06%, 07/15/34 144A †	250,000	250,463
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	377,000	379,556
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	384,752	386,158
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 5.50%, 06/25/52 144A †	145,646	145,424
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	76,261	68,136
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 6.47%, 05/25/55 144A †	449,211	459,614
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	239,640	239,514
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 04/25/35), 6.22%, 09/25/36 STEP	222,589	65,165
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.99%, 12/25/34†	482,912	467,753
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	1,000,000	954,260
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,542,292
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,624,402
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	697,000	695,675
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	93,469	91,087

See Notes to Financial Statements.

	Par	Value
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	$47,888	$43,683
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	815,218	711,193
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	335,656	322,181
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	455,030	463,079
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 6.73%, 07/17/37 144A †	685,000	687,325
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	1,376,007	1,384,803
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	720,157	726,556
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	336,145	338,672
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,575
Enterprise Fleet Financing LLC, Series 2024-3, Class A3
4.98%, 08/21/28 144A	1,757,000	1,768,592
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	51,000	51,292
Enterprise Fleet Financing LLC, Series 2024-4, Class A3
4.56%, 11/20/28 144A	149,000	148,536
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	66,172	45,810
Ford Auto Securitization Trust, Series 2024-AA, Class A1
5.41%, 04/15/26(C) 144A	454,155	325,521
Ford Auto Securitization Trust, Series 2024-AA, Class A2
5.05%, 07/15/28(C) 144A	2,500,000	1,771,696
Ford Credit Auto Lease Trust, Series 2023-A, Class A3
4.94%, 03/15/26	574,930	575,106
Ford Credit Auto Lease Trust, Series 2023-B, Class A2A
5.90%, 02/15/26	205,835	205,919
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,460,072
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	1,154,000	1,176,149
	Par	Value
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.92%, 05/15/28 144A	$658,000	$661,545
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.85%, 05/15/28 144A †	290,000	293,394
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	311,571
Ford Credit Floorplan Master Owner Trust, Series 2024-2, Class A
5.24%, 04/15/31 144A	410,000	418,219
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A2
(Floating, U.S. 30-Day Average SOFR + 0.77%), 5.37%, 09/15/29 144A †	1,000,000	1,004,851
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	224,193	227,180
FS Rialto Issuer LLC, Series 2024-FL9, Class A
(Floating, CME Term SOFR 1M + 1.63%, 1.63% Floor), 6.00%, 10/19/39 144A †	1,500,000	1,498,255
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 5.73%, 05/16/38 144A †	194,549	194,290
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A4
4.88%, 08/16/28	3,900,000	3,924,853
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	508,314	510,171
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	216,083
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	148,441
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1
4.73%, 11/15/29 144A	545,000	545,975
Golden Credit Card Trust, Series 2022-1A, Class A
1.97%, 01/15/29 144A	2,000,000	1,893,648
Golden Credit Card Trust, Series 2022-4A, Class A
4.31%, 09/15/27 144A	3,000,000	2,995,550
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 5.90%, 04/20/34 144A †	348,000	348,592
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%, 1.15% Floor), 5.75%, 10/20/34 144A †	$250,000	$250,230
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	56,875	50,001
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class A
6.50%, 07/20/55 144A	138,929	138,397
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	183,000	184,492
Honda Auto Receivables Owner Trust, Series 2023-4, Class A2
5.87%, 06/22/26	1,009,855	1,013,752
HPS Loan Management, Ltd., Series 2017-11A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 5.81%, 05/06/30 144A †	74,513	74,576
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	1,000,000	1,010,725
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	204,390	203,734
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 02/15/29	900,000	907,100
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	2,000,000	2,016,530
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 06/15/29	2,600,000	2,572,921
Kubota Credit Owner Trust, Series 2023-2A, Class A3
5.28%, 01/18/28 144A	1,750,000	1,769,302
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 5.71%, 12/13/38 144A †	164,078	164,120
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.41%, 1.41% Floor), 5.81%, 07/15/36 144A †	1,391,043	1,391,666
Master Credit Card Trust II, Series 2023-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.85%), 5.45%, 01/21/27 144A †	2,100,000	2,105,867
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	895,148	898,123
	Par	Value
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	$134,685	$135,681
Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class B
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 6.54%, 10/20/34 144A †	255,000	256,533
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	269,624	256,393
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 5.41%, 11/15/68 144A †	44,937	44,826
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	185,356	182,027
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	78,261	76,382
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 5.43%, 05/15/68 144A †	154,650	154,493
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	110,460	105,704
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	387,257	360,811
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	176,911	163,491
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	261,149	242,578
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 5.51%, 04/15/69 144A †	958,906	958,823
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	32,918	29,686
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	254,664	227,246

See Notes to Financial Statements.

	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2021-EA, Class A
0.97%, 12/16/69 144A	$719,559	$634,274
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.16%), 5.73%, 12/27/66 144A †	557,483	560,376
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.48%, 07/26/66 144A †	508,484	504,699
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	13,533	13,459
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	127,243	123,699
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 5.49%, 12/15/59 144A †	110,930	110,858
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A
6.18%, 08/25/28 144A	1,184,000	1,195,175
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	292,000	295,382
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.48%, 09/25/65 144A †	316,889	316,627
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	371,743	344,739
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	349,519	323,885
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 5.96%, 04/15/34 144A †	620,000	621,360
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	2,600,000	2,608,951
OCP CLO, Ltd., Series 2014-6A, Class BR2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 6.55%, 10/17/30 144A †	1,000,000	1,001,429
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, CME Term SOFR 3M + 1.96%, 1.70% Floor), 6.58%, 10/20/34 144A †	250,000	251,451
	Par	Value
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.03%, 04/21/34 144A †	$750,000	$750,530
OHA Credit Funding 3, Ltd., Series 2019-3A, Class AR2
(Floating, CME Term SOFR 3M + 1.32%), 5.83%, 01/20/38 144A †	250,000	251,204
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.98%, 10/18/37 144A †	330,000	331,351
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A1
4.65%, 03/14/29 144A	1,503,302	1,502,923
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,113,767
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	221,000	211,679
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,387,298	1,388,314
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	1,800,000	1,813,145
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	150,000	152,762
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	414,423
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 5.91%, 10/17/31 144A †	106,445	106,493
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.69%, 07/20/37 144A †	250,000	251,604
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 6.80%, 07/25/37 144A †	325,000	327,097
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	166,711
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,113,145
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,015,085
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	$2,400,000	$2,414,932
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	162,738
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	1,244,152	1,247,114
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	468,000	472,135
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3
4.44%, 01/22/30 144A	1,097,000	1,094,273
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 5.99% on 07/25/25), 4.99%, 02/25/61 144A STEP	324,628	324,812
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 5.70%, 07/25/51 144A †	41,585	41,575
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	137,572	125,618
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.40%, 07/25/36 144A †	164,937	164,379
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	612	611
Regional Management Issuance Trust, Series 2021-1, Class A
1.68%, 03/17/31 144A	35,479	35,120
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	105,377
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	100,000	100,827
Santander Bank Auto Credit-Linked Notes Series, Series 2022-B, Class C
5.92%, 08/16/32 144A	10,888	10,891
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	200,265	201,481
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	91,030	91,902
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	409	409
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	1,002,000	1,012,844
	Par	Value
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3
5.93%, 07/17/28	$1,400,000	$1,415,012
Santander Drive Auto Receivables Trust, Series 2024-S1, Class R1
6.53%, 03/16/29 144A	846,027	849,512
Santander Drive Auto Receivables Trust, Series 2024-S2, Class R1
5.80%, 12/16/28 144A	1,442,138	1,444,555
Santander Drive Auto Receivables Trust, Series 2024-S3, Class R1
5.81%, 10/16/28 144A	977,372	978,589
SBNA Auto Lease Trust, Series 2023-A, Class A2
6.27%, 04/20/26 144A	1,063,412	1,067,297
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	1,000,000	999,992
SCCU Auto Receivables Trust, Series 2023-1A, Class A2
5.85%, 05/17/27 144A	228,982	229,830
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3
5.33%, 11/20/29 144A	3,200,000	3,233,385
Shelter Growth CRE Issuer, Ltd., Series 2023-FL5, Class A
(Floating, CME Term SOFR 1M + 2.75%, 2.75% Floor), 7.12%, 05/19/38 144A †	748,006	749,075
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 6.18%, 04/25/37 144A †	400,000	401,818
Signal Peak CLO 8, Ltd., Series 2020-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.94%, 10/20/37 144A †	1,000,000	1,005,687
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 5.02%, 06/15/33†	80,611	80,269
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 4.86%, 12/16/41†	93,450	92,527
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 9.26%, 10/15/41 144A †	60,235	62,475
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 5.23%, 01/15/37 144A †	128,109	127,764
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	411,547	391,917

See Notes to Financial Statements.

	Par	Value
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 5.34%, 09/15/37 144A †	$41,155	$41,021
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 5.30%, 09/15/54 144A †	1,173,725	1,169,067
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, CME Term SOFR 1M + 0.84%), 5.24%, 01/15/53 144A †	404,775	399,883
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	130,844	125,974
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	621,105	571,994
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.40%, 10/15/58 144A †	623,642	636,677
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.10%, 01/15/53 144A †	274,486	276,809
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	155,524	157,757
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.05%, 03/15/56 144A †	563,743	575,690
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	377,376	380,084
SMB Private Education Loan Trust, Series 2024-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor), 5.70%, 07/05/53 144A †	355,895	358,412
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	210,169	211,985
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	140,158	137,196
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	44,267	43,070
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	35,805	35,263
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	191,778	182,607
	Par	Value
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	$125,764	$108,638
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	57,314	56,819
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,539,600
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	797,333	803,034
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, CME Term SOFR 1M + 1.61%, 1.50% Floor), 6.17%, 04/25/35†	28,907	28,728
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	800,000	780,662
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	1,100,000	1,097,962
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	1,200,000	1,217,180
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 09/21/26 144A	1,100,000	1,107,717
TICP CLO XIV, Ltd., Series 2019-14A, Class A2R
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 6.53%, 10/20/32 144A †	250,000	250,902
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	1,600,000	1,609,739
T-Mobile U.S. Trust, Series 2024-1A, Class A
5.05%, 09/20/29 144A	1,300,000	1,309,889
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A
4.93%, 06/25/36 144A	200,000	201,906
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A2A
5.28%, 05/15/26	571,896	572,316
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 08/15/28	800,000	812,068
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 6.09%, 07/25/37 144A †	250,000	252,167
Trillium Credit Card Trust II, Series 2023-3A, Class A
(Floating, U.S. SOFR + 0.85%), 5.26%, 08/26/28 144A †	1,500,000	1,504,890
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.05%, 01/20/35 144A †	$250,000	$250,085
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	68,240	69,749
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	16,000	15,981
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	1,300,000	1,277,269
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	311,829
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	830,000	836,333
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	113,637
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 08/20/30	4,100,000	4,070,117
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	440,000	440,102
Volkswagen Auto Lease Trust, Series 2024-A, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.47%), 5.07%, 12/21/26†	1,799,293	1,801,533
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A
5.72%, 03/22/27	1,427,211	1,434,863
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	700,000	705,980
Whitebox CLO I, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.95%, 07/24/36 144A †	315,000	315,684
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	968,345
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2A
5.47%, 11/17/25	10,865	10,868
Total Asset-Backed Securities (Cost $168,690,173)		168,486,341
CERTIFICATES OF DEPOSIT — 0.4%
Mizuho Bank, Ltd.
(Floating, Australian BBSW 3M + 0.88%), 5.30%, 08/22/25(A) †	2,000,000	1,241,651
MUFG Bank, Ltd.
(Floating, Australian BBSW 3M + 0.87%), 5.30%, 02/17/26(A) †	1,800,000	1,118,934
	Par	Value
Sumitomo Mitsui Banking Corporation
(Floating, Australian BBSW 3M + 1.10%), 5.52%, 11/07/25(A) †	$2,000,000	$1,244,962
Total Certificates Of Deposit (Cost $3,817,859)		3,605,547
COMMERCIAL PAPER — 0.3%
Virginia Electric and Power Co.
4.14%, 01/07/25	600,000	599,530
4.24%, 01/13/25	2,500,000	2,496,092
Total Commercial Paper (Cost $3,095,622)		3,095,622
CORPORATE BONDS — 18.2%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	110,000	111,651
AEP Texas, Inc.
5.45%, 05/15/29	182,000	184,576
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,637,366
AGCO Corporation
5.45%, 03/21/27	310,000	313,099
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	590,000	576,116
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	382,693
Allison Transmission, Inc.
4.75%, 10/01/27 144A	590,000	572,158
Ally Financial, Inc.
5.75%, 11/20/25	200,000	201,135
American Electric Power Co., Inc.
5.70%, 08/15/25	960,000	964,445
American Express Co.
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27Δ ^	2,015,000	2,037,729
(Floating, U.S. SOFR Index + 0.93%), 5.51%, 07/26/28†	1,800,000	1,810,518
American Honda Finance Corporation
(Floating, U.S. SOFR Index + 0.78%), 5.38%, 04/23/25† Δ	2,500,000	2,503,619
American Tower Corporation REIT
3.38%, 10/15/26Δ	308,000	301,066
0.40%, 02/15/27(E)	300,000	295,605
3.55%, 07/15/27	173,000	167,757
5.00%, 01/31/30	630,000	626,672
Antero Midstream Partners LP
5.75%, 03/01/27 144A	615,000	612,554
Aon North America, Inc.
5.13%, 03/01/27	720,000	725,107
AppLovin Corporation
5.13%, 12/01/29	280,000	279,163
Ares Strategic Income Fund
5.70%, 03/15/28 144A	525,000	525,061
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	696,986
Arthur J Gallagher & Co.
4.60%, 12/15/27Δ	325,000	323,737

See Notes to Financial Statements.

	Par	Value
AS Mileage Plan IP, Ltd.
5.02%, 10/20/29 144A	$380,000	$370,624
Athene Global Funding
1.45%, 01/08/26 144A	500,000	483,169
(Floating, U.S. SOFR Index + 1.03%), 5.51%, 08/27/26†	200,000	200,565
5.52%, 03/25/27 144A	2,000,000	2,024,300
AutoZone, Inc.
5.05%, 07/15/26	1,230,000	1,237,840
Bank of America Corporation
(Floating, CME Term SOFR 3M + 1.03%), 5.59%, 02/05/26†	1,000,000	1,000,876
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	478,254
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	1,252,000	1,231,784
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	33,000	31,805
(Variable, U.S. SOFR + 2.04%), 4.95%, 07/22/28^	203,000	203,428
(Variable, U.S. SOFR + 1.57%), 5.82%, 09/15/29^	198,000	202,977
Berry Global, Inc.
1.57%, 01/15/26	1,600,000	1,544,764
4.88%, 07/15/26 144A	233,000	232,248
Blackstone Private Credit Fund
5.60%, 11/22/29 144A	242,000	239,242
Blue Owl Capital Corporation
3.75%, 07/22/25	510,000	505,909
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A Δ	345,000	333,984
BMW U.S. Capital LLC
4.65%, 08/13/29 144A Δ	106,000	104,093
Boeing Co. (The)
2.75%, 02/01/26	100,000	97,599
2.20%, 02/04/26	700,000	679,222
6.26%, 05/01/27	570,000	583,727
Brighthouse Financial Global Funding
1.75%, 01/13/25 144A	1,330,000	1,328,763
1.55%, 05/24/26 144A Δ	300,000	286,340
California Resources Corporation
8.25%, 06/15/29 144A	300,000	304,504
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	965,353
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,308,009
Cencora, Inc.
4.63%, 12/15/27	350,000	350,147
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29Δ	360,000	338,139
Cheniere Energy Partners LP
4.50%, 10/01/29	436,000	422,423
Citibank NA
(Variable, U.S. SOFR + 0.71%), 4.88%, 11/19/27^	1,620,000	1,621,749
	Par	Value
Citigroup, Inc.
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	$1,000,000	$996,403
(Floating, CME Term SOFR 3M + 1.51%), 5.82%, 07/01/26†	2,324,000	2,336,247
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	2,442,000	2,456,015
Civitas Resources, Inc.
8.38%, 07/01/28 144A	710,000	738,271
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	307,678
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A	755,000	766,319
CommonSpirit Health
1.55%, 10/01/25	800,000	781,292
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	985,567
7.13%, 10/01/26	795,000	826,082
Concentrix Corporation
6.65%, 08/02/26	1,045,000	1,063,598
Corebridge Financial, Inc.
3.50%, 04/04/25	2,000,000	1,993,079
3.65%, 04/05/27	600,000	583,408
Crown Castle, Inc. REIT
1.05%, 07/15/26	42,000	39,707
3.65%, 09/01/27	150,000	145,480
5.00%, 01/11/28	9,000	8,995
Daimler Truck Finance North America LLC
5.15%, 01/16/26 144A	900,000	903,437
5.13%, 09/25/27 144A	535,000	538,207
Darden Restaurants, Inc.
4.35%, 10/15/27	640,000	631,562
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	610,000	612,709
Diamondback Energy, Inc.
3.50%, 12/01/29	220,000	204,545
5.15%, 01/30/30Δ	140,000	140,315
DPL, Inc.
4.13%, 07/01/25	200,000	197,603
DTE Energy Co.
4.95%, 07/01/27	455,000	456,771
Duke Energy Corporation
2.65%, 09/01/26	306,000	296,372
4.30%, 03/15/28	72,000	70,889
4.85%, 01/05/29	170,000	169,270
EMRLD Borrower LP
6.63%, 12/15/30 144A	300,000	300,775
Energy Transfer LP
4.05%, 03/15/25Δ	477,000	476,119
6.05%, 12/01/26	1,330,000	1,359,335
4.20%, 04/15/27Δ	83,000	81,923
5.50%, 06/01/27	316,000	320,133
6.10%, 12/01/28Δ	152,000	157,987
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
EQM Midstream Partners LP
6.50%, 07/01/27 144A	$80,000	$81,092
5.50%, 07/15/28Δ	220,000	217,483
EQT Corporation
3.13%, 05/15/26 144A	1,400,000	1,364,286
Equinix, Inc. REIT
1.80%, 07/15/27	413,000	384,229
2.00%, 05/15/28	210,000	191,224
3.20%, 11/18/29	25,000	22,997
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,542,441
Eversource Energy
5.45%, 03/01/28Δ	210,000	212,797
Exelon Corporation
5.15%, 03/15/28	94,000	94,633
5.15%, 03/15/29Δ	114,000	114,607
Fidelity National Information Services, Inc.
1.15%, 03/01/26Δ	42,000	40,308
FirstEnergy Corporation
3.90%, 07/15/27	312,000	304,053
FirstEnergy Pennsylvania Electric Co.
5.15%, 03/30/26 144A	480,000	481,502
FirstEnergy Transmission LLC
4.55%, 01/15/30 144A	79,000	76,961
Ford Motor Credit Co. LLC
2.30%, 02/10/25	1,300,000	1,295,735
5.13%, 06/16/25	2,540,000	2,539,203
4.13%, 08/04/25Δ	700,000	695,896
3.38%, 11/13/25	249,000	245,208
5.80%, 03/05/27	210,000	212,050
FS KKR Capital Corporation
4.25%, 02/14/25 144A	880,000	878,496
GA Global Funding Trust
1.63%, 01/15/26 144A	400,000	386,469
General Motors Financial Co., Inc.
2.90%, 02/26/25	500,000	498,240
5.40%, 04/06/26	1,310,000	1,318,026
5.40%, 05/08/27	415,000	419,423
5.35%, 07/15/27	945,000	954,529
Gilead Sciences, Inc.
4.80%, 11/15/29	93,000	92,846
Glencore Funding LLC
1.63%, 04/27/26 144A	203,000	194,775
4.00%, 03/27/27 144A	389,000	381,534
5.34%, 04/04/27 144A Δ	545,000	549,996
6.13%, 10/06/28 144A	28,000	28,890
5.37%, 04/04/29 144A	271,000	273,376
Global Payments, Inc.
1.20%, 03/01/26	1,000,000	959,117
4.80%, 04/01/26	163,000	162,740
Goldman Sachs Bank U.S.A.
(Variable, U.S. SOFR + 0.78%), 5.28%, 03/18/27^	1,310,000	1,317,390
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26^	810,000	806,043
	Par	Value
(Variable, U.S. SOFR + 1.08%), 5.80%, 08/10/26^	$1,755,000	$1,765,186
3.85%, 01/26/27Δ	656,000	643,967
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	761,000	722,308
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28Δ ^	15,000	14,310
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	348,000	338,153
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	650,000	642,557
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30^	61,000	60,709
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	199,373
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A	165,000	165,742
HCA, Inc.
5.38%, 02/01/25	290,000	290,070
5.25%, 04/15/25	1,300,000	1,301,520
5.63%, 09/01/28	365,000	370,028
4.13%, 06/15/29Δ	250,000	238,630
Hess Midstream Operations LP
6.50%, 06/01/29 144A	190,000	192,020
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	915,000	905,632
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,600,000	1,603,764
Hyundai Capital America
6.25%, 11/03/25 144A	370,000	373,745
5.50%, 03/30/26 144A	1,300,000	1,308,639
5.65%, 06/26/26 144A	2,200,000	2,222,454
4.30%, 09/24/27 144A	515,000	506,710
Illumina, Inc.
5.80%, 12/12/25	300,000	302,312
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	1,000,000	972,468
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	197,046
Jackson National Life Global Funding
5.60%, 04/10/26 144A	1,200,000	1,209,455
JPMorgan Chase & Co.
(Floating, U.S. SOFR + 0.92%), 5.41%, 02/24/26†	1,500,000	1,501,566
(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 03/13/26^	800,000	795,441
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	695,000	689,115
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26^	940,000	937,695
(Variable, U.S. SOFR + 0.80%), 1.05%, 11/19/26^	640,000	619,606
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	405,000	406,528
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,017,219
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28^	1,075,000	1,078,781

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 0.86%), 4.51%, 10/22/28^	$1,819,000	$1,803,183
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	292,000	295,012
(Variable, U.S. SOFR + 1.57%), 6.09%, 10/23/29Δ ^	282,000	292,514
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	232,000	231,155
KeyBank NA
4.70%, 01/26/26	340,000	339,530
L3Harris Technologies, Inc.
5.40%, 01/15/27	311,000	314,863
M&T Bank Corporation
(Variable, U.S. SOFR + 0.93%), 4.83%, 01/16/29^	515,000	512,836
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	1,720,000	1,715,893
Medline Borrower LP
3.88%, 04/01/29 144A	320,000	296,610
Meritage Homes Corporation
5.13%, 06/06/27	580,000	581,707
Metropolitan Life Global Funding I
(Floating, Australian BBSW 3M + 0.50%), 4.94%, 12/01/25(A) †	2,000,000	1,236,811
Microchip Technology, Inc.
4.90%, 03/15/28	550,000	548,427
5.05%, 03/15/29	70,000	69,901
Morgan Stanley
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	980,000	990,232
(Variable, 0.70% - Euribor 3M), 0.41%, 10/29/27(E) ^	403,000	399,543
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,135,944
(Variable, U.S. SOFR + 2.24%), 6.30%, 10/18/28^	330,000	342,230
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29Δ ^	62,000	59,788
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	279,000	284,062
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 0.68%), 4.45%, 10/15/27^	1,360,000	1,351,405
(Floating, U.S. SOFR + 0.69%), 5.31%, 10/15/27†	2,000,000	2,002,737
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	730,000	731,088
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	765,000	767,553
MPLX LP
4.25%, 12/01/27	137,000	134,888
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,512,499
National Grid North America, Inc.
0.41%, 01/20/26(E)	256,000	259,023
4.15%, 09/12/27(E)	125,000	133,679
NextEra Energy Capital Holdings, Inc.
(Floating, U.S. SOFR Index + 0.76%), 5.34%, 01/29/26†	2,500,000	2,513,880
	Par	Value
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	$700,000	$658,484
Novelis Corporation
3.25%, 11/15/26 144A	320,000	305,087
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29 144A	167,000	165,450
OneMain Finance Corporation
7.13%, 03/15/26	580,000	590,853
ONEOK, Inc.
5.55%, 11/01/26	715,000	724,381
4.25%, 09/24/27	810,000	798,315
4.40%, 10/15/29	800,000	776,233
Ovintiv, Inc.
5.65%, 05/15/25Δ	960,000	962,426
Pacific Gas and Electric Co.
4.95%, 06/08/25	1,000,000	999,968
(Floating, U.S. SOFR Index + 0.95%), 5.41%, 09/04/25†	117,000	117,207
2.10%, 08/01/27	600,000	559,755
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 5.08%, 06/04/26 144A †	500,000	501,630
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	100,818
Penske Truck Leasing Co. LP
5.35%, 01/12/27 144A	300,000	302,205
Permian Resources Operating LLC
5.88%, 07/01/29 144A	310,000	304,397
Plains All American Pipeline LP
4.50%, 12/15/26	1,900,000	1,891,972
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR Index + 1.09%), 4.76%, 01/26/27^	945,000	943,830
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28^	290,000	292,503
Regal Rexnord Corporation
6.05%, 02/15/26Δ	825,000	832,855
RTX Corporation
3.95%, 08/16/25	815,000	810,942
3.50%, 03/15/27	167,000	162,936
Ryder System, Inc.
2.85%, 03/01/27	199,000	191,068
5.30%, 03/15/27	465,000	470,389
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	639,000	639,269
5.00%, 03/15/27	253,000	253,659
4.20%, 03/15/28	136,000	132,825
Santander Holdings U.S.A., Inc.
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27^	240,000	243,608
(Variable, U.S. SOFR + 1.94%), 5.35%, 09/06/30^	500,000	494,475
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,221,725
1.88%, 01/15/26 144A	680,000	659,019
1.63%, 11/15/26 144A	800,000	750,174
4.83%, 10/15/29 144A	1,300,000	1,254,240
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sirius XM Radio LLC
3.13%, 09/01/26 144A	$600,000	$576,871
SM Energy Co.
6.75%, 08/01/29 144A	210,000	208,078
Solventum Corporation
5.40%, 03/01/29 144A	210,000	210,612
South Bow U.S.A. Infrastructure Holdings LLC
4.91%, 09/01/27 144A	530,000	528,331
Southern Co. (The)
5.50%, 03/15/29	179,000	182,694
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	15,312	15,305
Standard Industries, Inc.
5.00%, 02/15/27 144A	580,000	568,068
Starwood Property Trust, Inc.
4.75%, 03/15/25	449,000	449,928
6.50%, 07/01/30 144A Δ	215,000	215,413
Sunoco LP
7.00%, 05/01/29 144A	170,000	174,659
Synchrony Bank
5.40%, 08/22/25	1,600,000	1,602,458
Targa Resources Corporation
5.20%, 07/01/27Δ	317,000	318,967
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	573,708
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	240,868	233,249
The Campbell's Company
5.20%, 03/19/27	490,000	494,631
T-Mobile U.S.A., Inc.
3.50%, 04/15/25	800,000	796,510
1.50%, 02/15/26	97,000	93,632
2.63%, 04/15/26	445,000	433,982
3.75%, 04/15/27	472,000	461,215
4.75%, 02/01/28	13,000	12,925
Toyota Motor Credit Corporation
4.55%, 08/07/26	755,000	755,923
4.35%, 10/08/27	450,000	446,887
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	296,024
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	586,611
Uber Technologies, Inc.
6.25%, 01/15/28 144A	400,000	403,721
4.30%, 01/15/30	110,000	106,488
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	531,376
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	275,000	304,120
Viper Energy, Inc.
7.38%, 11/01/31 144A	1,465,000	1,534,896
Vistra Operations Co. LLC
5.05%, 12/30/26 144A	1,275,000	1,277,729
3.70%, 01/30/27 144A Δ	195,000	189,965
5.63%, 02/15/27 144A	250,000	249,750
	Par	Value
5.00%, 07/31/27 144A	$200,000	$196,405
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A	2,410,000	2,400,622
(Floating, U.S. SOFR + 0.83%), 5.26%, 03/20/26 144A †	1,000,000	999,787
5.70%, 09/12/26 144A	1,710,000	1,726,109
5.30%, 03/22/27 144A	780,000	781,060
Warnermedia Holdings, Inc.
3.76%, 03/15/27	1,480,000	1,426,059
Wells Fargo & Co.
(Variable, CME Term SOFR 3M + 1.01%), 2.16%, 02/11/26^	2,500,000	2,492,471
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26Δ ^	2,120,000	2,113,828
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	550,000	549,032
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28Δ ^	779,000	792,018
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 05/22/28^	321,000	311,168
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	22,000	22,345
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25	325,000	322,470
Williams Cos., Inc. (The)
5.40%, 03/02/26	675,000	679,966
Total Corporate Bonds (Cost $170,853,297)		171,055,844
FOREIGN BONDS — 15.1%
Australia — 1.5%
Bank of Queensland, Ltd.
(Floating, Australian BBSW 3M + 1.07%), 5.50%, 05/14/25(A) †	3,700,000	2,296,046
Incitec Pivot, Ltd.
4.30%, 03/18/26(A)	2,000,000	1,224,215
ING Bank Australia, Ltd.
(Floating, Australian BBSW 3M + 0.98%), 5.42%, 12/08/25(A) †	5,200,000	3,235,808
NBN Co., Ltd.
1.00%, 12/03/25(A)	5,000,000	2,995,579
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/25	1,000,000	994,567
3.63%, 04/28/26	1,600,000	1,573,411
Woodside Finance, Ltd.
3.65%, 03/05/25 144A Δ	1,900,000	1,896,095
3.70%, 09/15/26 144A	400,000	392,380
		14,608,101
Canada — 3.2%
Canadian Government Bond
3.25%, 11/01/26(C)	5,370,000	3,756,908
Canadian Imperial Bank of Commerce
5.24%, 06/28/27	1,475,000	1,490,939
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	300,000	297,037

See Notes to Financial Statements.

	Par	Value
Canadian Treasury Bill
3.03%, 01/03/25(C) Ω	$19,000,000	$13,214,414
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	495,818
Export Development Canada
(Floating, U.S. SOFR Index + 0.33%), 4.91%, 08/01/28†	2,800,000	2,802,811
Federation des Caisses Desjardins du Quebec
(Variable, U.S. SOFR Index + 1.09%), 5.28%, 01/23/26 144A Δ ^	1,000,000	1,000,160
GFL Environmental, Inc.
3.75%, 08/01/25 144A	175,000	173,509
5.13%, 12/15/26 144A	175,000	174,210
National Bank of Canada
(Floating, U.S. SOFR Index + 1.03%), 5.46%, 07/02/27† Δ	1,000,000	1,003,849
(Variable, U.S. SOFR + 1.04%), 5.60%, 07/02/27^	1,470,000	1,486,558
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	647,076
4.00%, 04/20/28 144A	555,000	545,507
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	1,065,000	1,053,605
Rogers Communications, Inc.
2.90%, 11/15/26	154,000	148,836
3.20%, 03/15/27	85,000	82,110
5.00%, 02/15/29	89,000	88,461
Royal Bank of Canada
(Variable, U.S. SOFR Index + 0.86%), 4.52%, 10/18/28^	1,390,000	1,378,491
		29,840,299
Denmark — 0.6%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	600,273
Nykredit Realkredit AS
2.00%, 01/01/25(D)	17,700,000	2,458,620
(Floating, CITA 6M Interest Rate Swap + 0.32%), 3.75%, 01/01/25(D) †	14,856,957	2,063,696
Realkredit Danmark A/S
1.00%, 01/01/25(D)	2,800,000	388,934
		5,511,523
France — 1.3%
Banque Federative du Credit Mutuel SA
5.90%, 07/13/26 144A	1,785,000	1,811,570
5.09%, 01/23/27 144A	650,000	651,556
(Floating, Australian BBSW 3M + 1.07%), 5.49%, 05/24/27(A) †	1,000,000	619,244
Banque Stellantis France SACA
0.00%, 01/22/25(E)	100,000	103,417
BNP Paribas SA
3.38%, 01/09/25 144A	700,000	699,830
	Par	Value
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26^	$1,000,000	$987,270
BPCE SA
(Floating, Australian BBSW 3M + 1.60%), 6.03%, 06/05/25(A) †	1,000,000	621,667
5.20%, 01/18/27 144A	250,000	251,315
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,829,528
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	240,142
5.13%, 03/11/27 144A	1,300,000	1,307,523
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,796,236
Worldline SA
4.13%, 09/12/28(E) Δ	200,000	205,188
		12,124,486
Germany — 0.1%
Jefferies GmbH
(Floating, ESTR 3M Compounded Average Rate + 0.80%), 4.18%, 07/22/26(E) †	400,000	413,511
Traton Finance Luxembourg SA
3.75%, 03/27/27(E)	400,000	419,749
Volkswagen Financial Services AG
0.88%, 01/31/28(E)	120,000	115,541
		948,801
Ireland — 0.0%
Icon Investments Six DAC
5.81%, 05/08/27Δ	460,000	467,954
Israel — 0.2%
Israel Government International Bond
5.00%, 10/30/26(E)	1,400,000	1,491,905
Italy — 0.1%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	305,575
Eni SpA
1.50%, 02/02/26(E)	137,000	140,313
Prysmian SpA
3.63%, 11/28/28(E)	110,000	114,985
		560,873
Japan — 3.0%
Japan Treasury Discount Bill
0.00%, 01/08/25(J) Ω	1,010,000,000	6,418,900
0.00%, 01/27/25(J) Ω	1,440,000,000	9,151,174
0.00%, 02/03/25(J) Ω	410,000,000	2,605,471
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	800,000	788,731
Nomura Holdings, Inc.
1.85%, 07/16/25	2,700,000	2,655,992
2.33%, 01/22/27	600,000	569,030
(Floating, U.S. SOFR + 1.25%), 5.68%, 07/02/27† Δ	200,000	201,725
NTT Finance Corporation
4.37%, 07/27/27 144A Δ	200,000	198,279
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sumitomo Mitsui Banking Corporation
(Floating, Australian BBSW 3M + 0.85%), 5.27%, 02/20/26(A) †	$1,200,000	$745,889
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,100,000	1,081,835
5.46%, 01/13/26Δ	1,050,000	1,058,470
Sumitomo Mitsui Trust Bank, Ltd.
5.65%, 09/14/26 144A	2,500,000	2,538,051
		28,013,547
Jersey — 0.0%
TER Finance Jersey, Ltd.
0.00%, 09/25/25»	470,000	445,412
Netherlands — 0.8%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 6.58%, 10/13/26 144A ^	1,600,000	1,617,412
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	920,113
(Floating, U.S. SOFR Index + 1.00%), 5.47%, 12/03/28 144A † Δ	1,100,000	1,101,241
Cooperatieve Rabobank UA
(Floating, U.S. SOFR Index + 0.62%), 5.10%, 08/28/26†	1,100,000	1,102,680
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A Δ ^	1,000,000	947,620
Enel Finance International NV
7.05%, 10/14/25 144A	500,000	508,209
ING Groep NV
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	797,920
Sartorius Finance BV
4.25%, 09/14/26(E)	300,000	317,548
		7,312,743
Norway — 0.7%
DNB Bank ASA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.13%, 09/16/26 144A ^	1,000,000	973,743
Kommunalbanken AS
(Floating, U.S. SOFR Index + 1.00%), 5.44%, 06/17/26†	5,000,000	5,047,526
Var Energi ASA
7.50%, 01/15/28 144A	410,000	433,244
		6,454,513
South Korea — 0.2%
Shinhan Bank Co., Ltd.
(Floating, Australian BBSW 3M + 1.95%), 6.38%, 11/16/25(A) †	3,000,000	1,880,627
	Par	Value
SK Hynix, Inc.
6.25%, 01/17/26Δ	$500,000	$506,397
		2,387,024
Spain — 0.1%
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,006,982
Sweden — 0.7%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/25 144A Δ	2,000,000	1,945,178
(Floating, U.S. SOFR + 0.89%), 5.35%, 03/05/27 144A †	500,000	503,676
Svensk Exportkredit AB
4.00%, 07/15/25	780,000	778,312
Svenska Handelsbanken AB
(Floating, Australian BBSW 3M + 0.45%), 4.87%, 03/04/26(A) †	2,000,000	1,236,681
Swedbank AB
5.34%, 09/20/27 144A Δ	2,000,000	2,018,615
		6,482,462
Switzerland — 0.5%
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A Δ ^	3,000,000	3,022,431
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,719,345
(Variable, EURIBOR ICE SWAP RATE + 1.15%), 4.63%, 03/17/28(E) ^	353,000	377,910
		5,119,686
United Kingdom — 2.1%
Anglo American Capital PLC
3.75%, 06/15/29(E)	260,000	275,317
BAE Systems PLC
5.00%, 03/26/27 144A	365,000	366,735
Barclays PLC
4.38%, 01/12/26Δ	700,000	697,099
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	992,446
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%), 5.30%, 08/09/26Δ ^	900,000	901,956
HSBC Holdings PLC
(Floating, CME Term SOFR 3M + 1.64%), 6.03%, 09/12/26†	3,000,000	3,020,776
Informa PLC
2.13%, 10/06/25(E)	108,000	111,168
Ithaca Energy North Sea PLC
8.13%, 10/15/29 144A Δ	310,000	315,429
Lloyds Banking Group PLC
(Floating, Australian BBSW 3M + 1.40%), 5.84%, 03/07/25(A) †	600,000	371,840

See Notes to Financial Statements.

	Par	Value
4.45%, 05/08/25	$300,000	$299,513
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	1,500,000	1,494,748
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	998,098
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	900,000	909,158
NatWest Markets PLC
(Floating, U.S. SOFR + 1.45%), 5.87%, 03/22/25†	1,500,000	1,503,840
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	507,283
Santander UK PLC
4.50%, 12/12/27 144A	1,400,000	1,395,589
Smith & Nephew PLC
5.15%, 03/20/27Δ	325,000	327,365
ST Engineering RHQ, Ltd.
1.50%, 04/29/25	2,699,000	2,669,925
Standard Chartered Bank
4.85%, 12/03/27	2,000,000	2,003,753
Standard Chartered PLC
(Floating, U.S. SOFR + 1.74%), 6.17%, 03/30/26†	200,000	200,537
		19,362,575
Total Foreign Bonds (Cost $143,577,382)		142,138,886
MORTGAGE-BACKED SECURITIES — 18.3%
ACRA Trust, Series 2024-NQM1, Class A1
(Step to 6.61% on 11/25/28), 5.61%, 10/25/64 144A STEP	335,440	335,016
AG Trust, Series 2024-NLP, Class A
(Floating, CME Term SOFR 1M + 2.02%, 2.02% Floor), 6.41%, 07/15/41 144A †	1,000,000	1,004,592
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.66%, 04/15/34 144A †	350,000	325,320
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 5.75%, 11/25/46†	530,712	137,807
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A † γ	261,472	240,757
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.54% on 09/25/27), 6.50%, 12/25/67 144A STEP	171,513	173,061
	Par	Value
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.09%, 07/15/41 144A †	$1,000,000	$1,007,789
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	190,014	189,110
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.37%, 01/25/34† γ	18,318	17,367
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	608,690
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	460,000	416,856
BANK, Series 2024-BNK48, Class A5
5.05%, 09/15/34	270,000	266,211
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	145,000	149,287
BBCMS Mortgage Trust, Series 2024-5C31, Class A3
5.61%, 12/15/57	290,000	296,091
BBCMS Mortgage Trust, Series 2024-C26, Class A5
5.83%, 05/15/57	190,000	198,580
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.94%, 01/25/34† γ	42,045	41,847
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.54%, 07/25/34† γ	34,066	31,652
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	980,837	944,306
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	197,227
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	368,531
Benchmark Mortgage Trust, Series 2024-V12, Class A3
5.74%, 12/15/57	1,500,000	1,538,810
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	266,632
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.89%, 11/15/29 144A †	70,000	70,111
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.24%, 11/15/29 144A †	$60,000	$60,116
BFLD Mortgage Trust, Series 2021-FPM, Class A
(Floating, CME Term SOFR 1M + 1.71%, 1.60% Floor), 6.11%, 06/15/38 144A †	150,000	149,997
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.89%, 08/15/26 144A †	217,532	218,259
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 5.74%, 03/15/41 144A †	335,397	335,920
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	449,539
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	271,015
BMO Mortgage Trust, Series 2024-5C8, Class A3
5.63%, 12/15/57	290,000	295,571
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	386,529	390,683
BX Commercial Mortgage Trust, Series 2022-AHP, Class A
(Floating, CME Term SOFR 1M + 0.99%, 0.99% Floor), 5.39%, 01/17/39 144A †	420,000	419,047
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.89%, 10/15/41 144A †	2,175,000	2,186,354
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.09%, 08/15/39 144A †	250,000	252,107
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.54%, 08/15/39 144A †	255,000	256,633
BX Commercial Mortgage Trust, Series 2024-BRBK, Class A
(Floating, CME Term SOFR 1M + 2.88%, 2.88% Floor), 7.26%, 10/15/41 144A †	160,887	162,315
BX Commercial Mortgage Trust, Series 2024-GPA2, Class A
(Floating, CME Term SOFR 1M + 1.54%, 1.54% Floor), 5.94%, 11/15/29 144A †	1,500,000	1,508,401
	Par	Value
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.80%, 12/15/39 144A †	$190,000	$190,310
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.09%, 02/15/39 144A †	97,400	97,847
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 6.19%, 02/15/39 144A †	680,407	681,513
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.09%, 03/15/39 144A †	904,639	905,776
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 5.79%, 06/15/36 144A †	150,000	149,358
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.84%, 04/15/41 144A †	143,422	143,667
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.49%, 03/15/26 144A †	190,000	190,937
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%, 3.04% Floor), 7.44%, 03/15/26 144A †	80,000	80,382
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.89%, 07/15/29 144A †	375,000	377,575
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.34%, 07/15/29 144A †	1,100,000	1,107,637
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.37%, 07/15/41 144A †	210,000	211,161
CENT Trust, Series 2023-CITY, Class A
(Floating, CME Term SOFR 1M + 2.62%, 2.62% Floor), 7.02%, 09/15/28 144A †	490,000	492,816
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	641,056	632,767
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 5.35%, 07/25/49 144A †	30,620	29,194

See Notes to Financial Statements.

	Par	Value
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	$62,553	$55,511
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	294,262	292,452
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 6.99%, 08/15/36 144A †	335,000	335,677
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	184,128	175,366
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	989,928	991,536
COLT Mortgage Loan Trust, Series 2024-7, Class A1
(Step to 6.54% on 12/25/28), 5.54%, 12/26/69 144A STEP	1,398,820	1,396,093
COMM Mortgage Trust, Series 2013-CR8, Class B
3.52%, 06/10/46 144A † γ	31,035	30,941
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	1,167	1,165
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.24%, 06/15/41 144A †	260,000	260,473
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.04%, 08/15/26 144A †	150,000	150,981
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.26%), 6.83%, 11/25/39 144A †	338,129	339,793
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.12%, 10/25/41 144A †	826,876	830,942
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.15%), 7.72%, 12/25/41 144A †	1,200,000	1,238,266
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.37%, 02/25/44 144A †	500,000	505,357
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.20% Floor), 5.57%, 07/25/44 144A †	1,095,433	1,096,802
	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.17%, 09/25/44 144A †	$400,000	$402,480
Cross Mortgage Trust, Series 2024-H7, Class A1
5.59%, 11/25/69 144A † γ	981,594	980,703
Cross Mortgage Trust, Series 2024-H8, Class A1
5.55%, 12/25/69 144A † γ	1,000,000	1,008,129
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.85%, 01/15/49† IO γ	583,993	8,024
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	156,592	152,662
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	235,966	223,708
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 6.28%, 08/15/34 144A †	180,000	181,110
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.11% on 02/25/25), 6.37%, 10/25/36 STEP	78,849	66,546
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.11% on 02/25/25), 6.39%, 10/25/36 STEP	78,849	66,545
ELM Trust, Series 2024-ELM, Class A10
5.80%, 06/10/39 144A † γ	540,000	545,520
ELM Trust, Series 2024-ELM, Class A15
5.80%, 06/10/39 144A † γ	540,000	545,520
EQT Trust, Series 2024-EXTR, Class A
5.33%, 07/05/41 144A	350,000	350,267
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.59%, 07/15/38 144A †	1,497,344	1,499,310
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.57%, 11/25/41 144A †	3,000,000	3,023,715
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	304,558	300,921
3.00%, 01/01/27	943,072	930,905
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.17% Cap), 7.48%, 07/01/27†	445	447
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.24% Cap), 6.67%, 11/01/31†	$5,980	$6,093
3.00%, 12/01/31	136,238	130,360
3.50%, 04/01/32	76,864	74,249
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 7.13%, 04/01/32†	1,401	1,431
3.00%, 09/01/32	111,771	106,745
3.50%, 09/01/32	149,347	147,949
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.70% Cap), 6.82%, 06/01/33†	120,339	123,713
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 10.85% Cap), 7.50%, 08/01/35†	19,356	19,687
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.44% Cap), 7.07%, 09/01/35†	38,320	39,317
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 11.03% Cap), 7.13%, 10/01/35†	25,936	26,579
3.00%, 02/01/36	32,734	30,419
4.00%, 11/01/36	3,831	3,707
2.50%, 03/01/37	134,256	122,535
4.00%, 06/01/37	51,045	49,118
4.50%, 10/01/37	68,051	66,601
3.50%, 11/01/38	48,114	44,965
4.50%, 07/01/47	28,389	27,263
4.50%, 03/01/49	1,325,359	1,272,921
4.50%, 01/01/50	122,618	118,888
4.00%, 10/01/52	453,256	415,202
4.00%, 12/01/52	482,214	441,982
4.00%, 04/01/53	290,268	265,557
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.21%, 10/15/36†	451,325	446,970
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	2,276	2,269
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	59,693	59,188
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	192,107	173,881
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	32,802	32,638
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	$160,245	$153,067
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	217,753	214,731
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.16%, 06/15/49†	300,838	295,004
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	144,204	126,866
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	93,075	82,632
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	110,794	101,928
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	320,941	289,629
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	1,595,378	1,513,830
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,281,825	1,164,160
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	337,288	326,385
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,554,807	1,335,220
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.75%, 03/15/50†	1,161,932	1,168,412
Federal Home Loan Mortgage Corporation REMIC, Series 5472
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 5.67%, 11/25/54†	2,173,613	2,157,910
Federal Home Loan Mortgage Corporation REMIC, Series 5478
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 6.02%, 04/25/54†	771,466	778,780
Federal Home Loan Mortgage Corporation REMIC, Series 5480
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 6.02%, 03/25/54†	742,580	749,531
Federal Home Loan Mortgage Corporation REMIC, Series 5484
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.77%, 12/25/54†	777,695	781,597

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5485
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.77%, 12/25/54†	$1,971,198	$1,982,186
Federal Home Loan Mortgage Corporation REMIC, Series 5493
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.75%, 01/25/55† †††	1,100,000	1,099,452
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	159,438	152,648
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	195,862	186,847
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	465,401	426,084
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.22%, 01/25/34 144A †	472,524	475,831
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 7.97%, 10/25/41 144A †	1,000,000	1,033,333
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.07%, 10/25/41 144A †	1,850,000	1,861,842
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA7, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.65%), 8.22%, 11/25/41 144A †	1,000,000	1,040,564
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.15%), 6.72%, 09/25/42 144A †	723,944	730,956
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 6.67%, 03/25/42 144A †	$246,321	$248,242
Federal National Mortgage Association
2.50%, 12/01/27	114,610	111,665
3.00%, 09/01/30	79,290	76,407
3.00%, 02/01/31	523,209	502,164
3.00%, 04/01/31	7,643	7,333
1.50%, 06/01/31	1,454,693	1,342,236
5.81%, 06/01/31	1,036,000	1,059,918
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.95%, 09/01/31†	11,902	11,992
2.50%, 10/01/31	189,051	178,814
2.50%, 11/01/31	437,590	413,203
2.50%, 01/01/32	3,017	2,862
3.00%, 03/01/32	292,012	278,482
3.00%, 07/01/32	301,078	287,074
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.30%, 1.30% Floor, 11.27% Cap), 6.30%, 08/01/32†	40,030	39,889
3.00%, 11/01/32	28,585	27,167
3.00%, 12/01/32	285,974	272,534
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.72% Cap), 6.37%, 12/01/32†	167,914	172,522
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 7.54%, 06/01/33†	3,131	3,237
4.00%, 09/01/33	583,985	571,934
3.00%, 02/01/34	589,628	561,717
4.00%, 05/01/34	273,042	264,268
3.00%, 02/01/35	72,658	69,301
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 6.08%, 02/01/35†	16,139	16,340
3.00%, 09/01/35	56,530	52,461
2.50%, 02/01/36	102,219	93,604
2.50%, 12/01/36	74,954	68,633
3.50%, 05/01/37	310,697	296,877
4.00%, 07/01/37	18,447	17,723
4.50%, 08/01/37	440,999	432,434
4.00%, 09/01/37	22,764	21,856
4.50%, 10/01/37	709,720	695,186
5.00%, 10/01/37	34,947	34,978
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 11/01/37	$45,730	$44,866
5.00%, 02/01/38	1,521,554	1,526,552
4.00%, 03/01/38	15,539	14,885
4.50%, 05/01/38	52,994	51,854
5.50%, 05/01/38	104,922	106,555
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.50% Cap), 7.09%, 05/01/38†	310,584	322,976
6.13%, 08/01/42†	97,223	97,864
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.74%, 1.74% Floor, 8.75% Cap), 6.74%, 09/01/42†	63,998	66,289
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.70%, 1.70% Floor, 7.71% Cap), 7.06%, 07/01/43†	89,493	92,084
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.53% Cap), 6.13%, 07/01/44†	30,665	31,043
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 6.13%, 10/01/44†	22,610	22,685
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 7.47%, 06/01/45†	108,681	111,271
4.50%, 03/01/47	86,993	83,465
4.50%, 05/01/47	253,391	242,773
4.50%, 07/01/47	34,771	33,347
4.50%, 11/01/47	282,263	270,260
4.50%, 06/01/48	43,843	42,090
4.50%, 11/01/48	139,013	133,460
4.50%, 02/01/49	422,845	406,084
4.50%, 04/01/49	124,815	119,947
4.00%, 09/01/52	1,162,011	1,064,393
4.00%, 11/01/52	554,710	508,230
4.00%, 12/01/52	376,114	344,558
4.00%, 01/01/53	631,732	578,376
4.00%, 02/01/53	580,770	532,225
Federal National Mortgage Association ACES, Series 2017-M4
2.55%, 12/25/26† γ	973,385	937,075
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 5.11%, 10/25/36†	77,795	76,953
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 5.23%, 10/25/37†	275,320	273,334
	Par	Value
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	$11,267	$11,205
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.13%, 07/25/42†	84,549	83,282
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 5.28%, 06/25/55†	81,918	80,757
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 5.47%, 03/25/46†	382,955	379,586
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 5.42%, 07/25/46†	472,719	468,595
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	48,880	48,504
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.18%, 07/25/49†	406,561	399,850
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.37%, 09/25/49†	585,816	568,948
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.37%, 10/25/59†	564,295	558,758
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	547,430	512,735
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	455,510	405,615

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 5.37%, 09/25/52†	$1,631,772	$1,576,698
Federal National Mortgage Association REMIC, Series 2024-103
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.75%, 01/25/55†	1,600,000	1,601,410
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 5.65%, 01/25/51†	1,280,832	1,284,383
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.77%, 12/25/54†	1,956,334	1,966,086
Federal National Mortgage Association REMIC, Series 2024-90
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.82%, 11/25/53†	1,181,100	1,190,753
Federal National Mortgage Association REMIC, Series 2024-91
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.77%, 12/25/54†	942,863	947,560
Federal National Mortgage Association REMIC, Series 2024-94
(Floating, U.S. 30-Day Average SOFR + 1.42%, 1.42% Floor, 6.50% Cap), 5.99%, 12/25/54†	215,581	217,385
Federal National Mortgage Association REMIC, Series 2024-95
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 5.67%, 12/25/54†	588,613	588,194
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.02%, 10/25/30† IO γ	586,493	27,086
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	135,014	132,153
FHLMC Multifamily Structured Pass-Through Certificates, Series Q029
(Floating, U.S. 30-Day Average SOFR + 0.55%, 0.55% Floor), 5.22%, 08/25/27†	2,500,000	2,500,689
	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 4.71%, 08/25/31†	$89,218	$93,585
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 5.68%, 05/25/43†	275,448	280,074
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.23%, 07/25/44†	188,580	181,081
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.29%, 06/25/34† γ	49,713	48,848
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	498,379
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	1,057,800	1,013,411
FREMF Mortgage Trust, Series 2015-K45, Class B
3.59%, 04/25/48 144A † γ	250,000	249,152
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	165,836	151,519
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 5.32%, 12/16/67(U) 144A †	347,072	435,148
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.63%, 07/20/25†	868	866
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.63%, 08/20/25†	347	346
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/25†	1,655	1,651
3.00%, 09/20/26	125,783	124,308
3.00%, 11/20/26	243,993	240,893
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.75%, 12/20/26†	4,942	4,966
3.00%, 02/20/27	363,178	358,258
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.63%, 07/20/27†	$139	$139
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.75%, 10/20/27†	2,423	2,439
3.00%, 01/20/29	651,044	634,903
8.50%, 10/15/29	11,125	11,113
8.50%, 04/15/30	304	304
8.50%, 05/15/30	32,925	33,181
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.88%, 05/20/30†	6,687	6,726
8.50%, 07/15/30	12,080	12,130
8.50%, 08/15/30	1,872	1,870
8.50%, 11/15/30	2,038	2,036
8.50%, 12/15/30	1,813	1,811
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.78%, 05/20/37†	37,896	37,848
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 5.37%, 02/20/61†	87,901	87,928
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 4.73%, 05/20/63†	104,557	103,939
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 5.54%, 02/20/66†	1,714	1,713
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 5.54%, 10/20/66†	754,728	756,493
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	69,344	63,622
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	1,075,571	1,084,615
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	1,286,026	1,301,150
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	441,196	341,034
	Par	Value
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	$66,312	$57,681
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 5.35%, 10/20/72†	532,813	531,402
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 5.58%, 09/20/73†	2,384,105	2,414,867
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 5.25%, 02/20/74†	1,736,402	1,734,691
Government National Mortgage Association, Series 2024-H20
(Floating, U.S. 30-Day Average SOFR + 0.76%, 0.76% Floor), 5.36%, 11/20/74†	995,157	998,631
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.99%, 11/25/45†	45,472	41,574
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.81%, 01/25/37†	190,833	170,168
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 7.19%, 03/15/28 144A †	250,000	252,168
GS Mortgage Securities Corporation Trust, Series 2023-SHIP, Class B
4.94%, 09/06/26 144A † γ	1,200,000	1,193,215
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
5.20%, 08/10/29 144A † γ	100,000	99,018
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.15%, 08/10/44 144A † γ	169,982	163,215
GS Mortgage Securities Trust, Series 2015-GC32, Class A4
3.76%, 07/10/48	300,000	298,114
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	146,183	123,696
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.86%, 09/25/34† γ	26,337	25,884

See Notes to Financial Statements.

	Par	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.33%, 09/25/35† γ	$25,410	$24,086
Homes Trust, Series 2024-NQM2, Class A1
(Step to 6.72% on 12/25/28), 5.72%, 10/25/69 144A STEP	393,495	393,753
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.05% on 08/25/25), 5.08%, 07/25/67 144A STEP	128,581	127,314
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.83%, 09/25/46†	232,971	203,945
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.99%, 06/25/37†	85,143	103,375
INV Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.14%, 11/15/41 144A †	110,000	110,168
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	178,510
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-IGLG, Class A
5.17%, 11/09/39 144A † γ	190,000	189,476
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.74%, 02/25/35† γ	6,566	6,157
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 5.70%, 06/25/50 144A †	7,148	7,104
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	148,102	137,538
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	241,947	231,004
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	394,621	383,281
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1
(Step to 6.59% on 01/25/29), 5.59%, 02/25/64 144A STEP	800,000	801,452
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	168,619	167,148
	Par	Value
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	$294,845	$285,290
LBA Trust, Series 2024-7IND, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.84%, 10/15/41 144A †	380,000	380,805
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,000,000	985,224
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.21%, 03/15/38 144A †	793,134	783,644
Life Mortgage Trust, Series 2022-BMR2, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.69%, 05/15/39 144A †	700,000	683,334
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 4.79%, 12/25/36†	198,624	176,143
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 7.09%, 08/15/28 144A †	206,513	209,372
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.61%, 12/25/33† γ	13,808	13,607
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 5.47%, 12/15/34 144A †	110,000	109,430
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	216,342	188,044
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	592,732	532,108
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.78% on 10/25/27), 6.78%, 10/25/58 144A STEP	163,063	165,327
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.52% on 09/25/27), 6.62%, 07/25/68 144A STEP	401,652	409,082
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	239,905	241,067
Mill City Mortgage Loan Trust, Series 2017-3, Class A1
2.75%, 01/25/61 144A	40,005	39,844
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	$955,000	$948,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	528,963
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.64%, 12/15/49† IO γ	1,727,794	17,432
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, CME Term SOFR 1M + 1.28%, 1.17% Floor), 5.68%, 12/15/38 144A †	900,000	867,870
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	119,159	115,001
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A
(Floating, CME Term SOFR 1M + 1.82%, 1.82% Floor), 6.22%, 03/15/35 144A †	852,742	853,865
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	421,094	399,735
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	654,779	625,177
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	310,001	289,427
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	850,928	810,590
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.17%, 04/25/34 144A †	44,626	44,638
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 5.35%, 01/25/60 144A †	290,916	293,630
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	502,363	507,701
OBX Trust, Series 2024-NQM12, Class A1
(Step to 6.48% on 09/25/28), 5.48%, 07/25/64 144A STEP	1,117,693	1,114,605
	Par	Value
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	$947,256	$937,838
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	962,144	949,407
OBX Trust, Series 2024-NQM15, Class A1
(Step to 6.32% on 11/25/28), 5.32%, 10/25/64 144A STEP	684,417	687,259
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.21%, 03/15/36 144A †	1,600,000	1,580,855
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.46%, 01/15/36 144A †	240,000	229,210
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	265,888	230,306
Progress Trust, Series 2020-1, Class A
(Floating, Australian BBSW 1M + 1.00%), 5.32%, 01/21/51(A) †	634,420	393,252
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	86,379	84,395
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 08/25/28), 6.33%, 06/25/69 144A STEP	91,474	92,937
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, CME Term SOFR 1M + 0.76%), 5.10%, 02/03/53 144A †	221,095	221,044
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	2,563	2,535
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	12,396	11,265
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A
4.52%, 11/25/63 144A † γ	1,789,557	1,757,505
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.30% on 02/25/25), 5.35%, 08/25/62 144A STEP	105,822	105,521
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	103,546	100,305

See Notes to Financial Statements.

	Par	Value
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	$66,573	$63,037
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.75%, 09/25/34†	31,622	28,415
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.98%, 07/19/35†	18,206	16,877
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 5.01%, 02/25/36†	113,557	93,878
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.05% Floor), 5.61%, 04/15/34 144A †	301,356	299,366
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.26% on 02/25/25), 6.51%, 07/25/37 STEP	152,953	56,074
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.74%, 12/15/39 144A †	315,000	315,445
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.75%, 10/25/53 144A † γ	453,914	451,950
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	292,169	287,627
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	328,218	323,290
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	476,585	471,742
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	360,195	342,390
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,278,978	1,153,668
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	441,418	425,600
Triton Bond Trust, Series 2021-2, Class A1AU
(Floating, Australian BBSW 1M + 0.70%), 5.02%, 02/09/53(A) †	345,876	213,524
	Par	Value
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	$461,310	$445,433
Uniform Mortgage Backed Securities
5.00%, 02/01/53 TBA	6,800,000	6,557,819
4.00%, 03/01/53 TBA	5,100,000	4,661,661
4.00%, 01/01/54 TBA	2,955,000	2,701,483
6.00%, 02/01/54 TBA	13,300,000	13,356,731
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	756,113	637,804
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	133,000	120,747
Verus Securitization Trust, Series 2022-2, Class A1
4.26%, 02/25/67 144A STEP	245,532	231,952
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	318,858	321,574
Verus Securitization Trust, Series 2024-R1, Class A1
(Step to 6.22% on 11/25/28), 5.22%, 04/25/65 144A STEP	491,692	488,093
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.23%, 06/25/42†	1,821	1,670
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.25%, 08/25/33† γ	48,650	47,187
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 5.07%, 01/25/45†	71,581	71,888
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 5.57%, 01/25/47†	126,586	112,867
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 5.81%, 06/25/46†	254,865	232,512
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.40%, 02/25/37† γ	93,939	81,828
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.43%, 05/25/37† γ	$117,476	$92,148
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 5.67%, 05/25/47†	17,086	19,792
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	302,239	301,209
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 6.05%, 01/15/59 144A †	2,000,000	1,991,747
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3
5.92%, 11/15/57	60,000	61,864
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	59,435	49,507
Total Mortgage-Backed Securities (Cost $174,689,840)		171,928,127
MUNICIPAL BONDS — 0.4%
Maricopa County Industrial Development Authority, Grand Canyon University Project, Revenue Bond
7.38%, 10/01/29 144A	180,000	183,607
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	146,801
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	2,975,367	2,983,457
Total Municipal Bonds (Cost $3,300,367)		3,313,865

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Put Swaptions — 0.0%
Pay 4.1% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/11/2026 USD, Strike Price $4.10, Expires 02/07/25 (GSC)	1	$24,600,000	28,779
	Number of Contracts	Notional Amount	Value
Pay 5.4% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/30/2026 USD, Strike Price $5.40, Expires 09/26/25 (BAR)	1	$9,200,000	$2,833
Total Purchased Options (Premiums paid $31,989)			31,612

	Par
U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bill
4.42%, 02/06/25Ω	$61,000	60,750
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/25‡‡	9,983,325	9,923,034
2.13%, 04/15/29	3,673,980	3,679,416
		13,602,450
U.S. Treasury Notes
3.00%, 07/15/25	13,845,000	13,756,378
5.00%, 09/30/25	6,500,000	6,534,395
2.63%, 12/31/25	18,500,000	18,219,349
2.63%, 01/31/26	33,255,000	32,695,121
4.63%, 02/28/26	2,400,000	2,410,031
4.50%, 03/31/26	9,540,000	9,567,017
3.75%, 04/15/26	11,834,000	11,760,500
4.88%, 04/30/26	2,600,000	2,620,516
3.63%, 05/15/26	2,435,000	2,415,216
4.38%, 07/31/26	260,000	260,457
4.38%, 08/15/26	26,528,000	26,579,813
3.50%, 09/30/26	5,635,000	5,564,562
4.00%, 01/15/27	8,110,000	8,070,717
4.50%, 05/15/27	4,520,000	4,542,776
4.63%, 06/15/27	500,000	504,219
3.75%, 08/15/27	11,890,000	11,739,517
3.38%, 09/15/27	11,760,000	11,492,644
3.88%, 10/15/27	9,620,000	9,519,291
4.13%, 11/15/27	1,275,000	1,269,422
4.00%, 12/15/27	54,045,000	53,624,884
		233,146,825
Total U.S. Treasury Obligations (Cost $247,099,186)		246,810,025

Shares
MONEY MARKET FUNDS — 3.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø §	5,316,541	5,316,541

See Notes to Financial Statements.

	Shares	Value
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø ∞	31,722,122	$31,722,122
Total Money Market Funds (Cost $37,038,663)		37,038,663

	Par
REPURCHASE AGREEMENT — 0.9%
Citigroup Global Markets, Inc. 4.55% (dated 12/31/24, due 01/02/25, repurchase price $8,602,174, collateralized by U.S. Treasury Notes, 4.375%, due 07/15/27, total market value $8,766,521) (Cost $8,600,000)	$8,600,000	8,600,000
TOTAL INVESTMENTS — 103.3% (Cost $974,584,345)		969,857,604
Liabilities in Excess of Other Assets — (3.3)%		(31,245,466)
NET ASSETS — 100.0%		$938,612,138
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	03/2025	(24)	$(2,930,047)	$37,962
Euro-Bund	03/2025	(13)	(1,796,910)	40,426
Euro-Schatz	03/2025	13	1,440,666	(6,207)
10-Year Commonwealth Treasury Bond	03/2025	43	3,004,160	(13,959)
10-Year Bond	03/2025	(67)	(5,714,891)	6,240
10-Year U.S. Treasury Note	03/2025	(53)	(5,763,750)	52,417
U.S. Treasury Long Bond	03/2025	(17)	(1,935,344)	45,195
Ultra 10-Year U.S. Treasury Note	03/2025	(163)	(18,143,938)	244,276
Ultra Long U.S. Treasury Bond	03/2025	(80)	(9,512,500)	303,423
Long GILT	03/2025	38	4,396,147	(113,375)
2-Year U.S. Treasury Note	03/2025	1,959	404,228,024	(151,986)
5-Year U.S. Treasury Note	03/2025	(27)	(2,870,226)	123,471
3-Month CME SOFR	12/2025	270	64,813,500	(50,437)
Total Futures Contracts outstanding at December 31, 2024			$429,214,891	$517,446
Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/15/25	U.S. Dollars	21,086,679	Australian Dollars	32,655,692	BNP	$874,193
01/02/25	U.S. Dollars	5,188,926	Danish Kroner	35,400,000	RBS	271,713
01/03/25	U.S. Dollars	13,412,877	Canadian Dollars	19,000,000	DEUT	193,509
02/03/25	U.S. Dollars	2,733,980	Japanese Yen	410,000,000	BAR	117,496
01/08/25	U.S. Dollars	6,520,256	Japanese Yen	1,010,000,000	RBS	94,934
01/15/25	U.S. Dollars	2,295,625	Canadian Dollars	3,219,506	BNP	54,605
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	U.S. Dollars	3,817,461	Canadian Dollars	5,397,000	TD	$51,967
01/27/25	U.S. Dollars	9,232,012	Japanese Yen	1,440,000,000	UBS	49,802
03/19/25	U.S. Dollars	2,337,357	Euro	2,217,354	UBS	32,561
01/15/25	U.S. Dollars	1,528,364	Euro	1,449,000	BNP	26,495
01/15/25	U.S. Dollars	798,858	Swiss Francs	700,995	HSBC	25,102
03/19/25	U.S. Dollars	1,080,369	Euro	1,024,063	TD	15,922
01/15/25	U.S. Dollars	388,887	Australian Dollars	603,000	BAR	15,655
01/15/25	U.S. Dollars	414,275	Australian Dollars	647,000	SC	13,810
01/15/25	U.S. Dollars	661,202	British Pounds	521,000	SC	9,047
01/15/25	U.S. Dollars	254,456	British Pounds	201,000	BNP	2,857
03/19/25	U.S. Dollars	168,779	Euro	160,000	RBC	2,470
03/19/25	U.S. Dollars	155,698	Euro	147,583	SC	2,295
01/15/25	U.S. Dollars	68,962	Danish Kroner	487,654	MSCS	1,171
03/19/25	U.S. Dollars	95,902	Canadian Dollars	136,000	RBC	1,015
01/15/25	U.S. Dollars	14,751	Euro	14,000	HSBC	240
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$1,856,859
Swap Agreements outstanding at December 31, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.43 Index (Pay Quarterly)	(1.00)%	12/20/2029	USD	10,585,000	$(239,793)	$(247,196)	$7,403
					$(239,793)	$(247,196)	$7,403

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.50%	1.00%	12/20/2029	USD	12,600,000	$285,441	$278,878	$6,563
						$285,441	$278,878	$6,563

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3.86% (Annually)	1-Day SOFR (Annually)	2/28/2029	USD	8,400,000	$63,243	$—	$63,243
3.74% (Annually)	1-Day SOFR (Annually)	5/31/2029	USD	16,800,000	185,710	(18,105)	203,815
3.78% (Annually)	1-Day SOFR (Annually)	5/31/2029	USD	1,680,000	16,137	(334)	16,471
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	2,800,000	37,507	11,973	25,534
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	5,300,000	53,236	—	53,236
3.76% (Annually)	1-Day SOFR (Annually)	8/15/2034	USD	928,000	22,403	207	22,196
Subtotal Appreciation					$378,236	$(6,259)	$384,495
4.06% (Annually)	1-Day SOFR (Annually)	5/31/2029	USD	8,600,000	$(11,126)	$—	$(11,126)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2029	GBP	10,500,000	$(66,962)	$72,250	$(139,212)
Subtotal Depreciation					$(78,088)	$72,250	$(150,338)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2024					$300,148	$65,991	$234,157
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$13,753,072	$—	$13,753,072	$—
Asset-Backed Securities	168,486,341	—	168,486,341	—
Certificates Of Deposit	3,605,547	—	3,605,547	—
Commercial Paper	3,095,622	—	3,095,622	—
Corporate Bonds	171,055,844	—	171,055,844	—
Foreign Bonds	142,138,886	—	142,138,886	—
Money Market Funds	37,038,663	37,038,663	—	—
Mortgage-Backed Securities	171,928,127	—	170,828,675	1,099,452
Municipal Bonds	3,313,865	—	3,313,865	—
Purchased Options:
Put Swaptions	31,612	31,612	—	—
Repurchase Agreement	8,600,000	—	8,600,000	—
U.S. Treasury Obligations	246,810,025	—	246,810,025	—
Total Assets - Investments in Securities	$969,857,604	$37,070,275	$931,687,877	$1,099,452
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,856,859	$—	$1,856,859	$—
Futures Contracts	853,410	853,410	—	—
Swap Agreements	398,461	—	398,461	—
Total Assets - Other Financial Instruments	$3,108,730	$853,410	$2,255,320	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(335,964)	$(335,964)	$—	$—
Swap Agreements	(150,338)	—	(150,338)	—
Total Liabilities - Other Financial Instruments	$(486,302)	$(335,964)	$(150,338)	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended December 31, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2024.
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
AGENCY OBLIGATIONS — 1.3%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,354,539
3.30%, 05/19/32	1,310,000	1,198,170
2.85%, 03/28/34	2,880,000	2,465,878
1.70%, 04/23/35	3,800,000	2,839,843
3.08%, 03/30/37	1,770,000	1,476,101
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,898,290
0.65%, 10/27/25	7,200,000	6,990,225
0.80%, 10/28/26‡‡	7,200,000	6,756,591
Tennessee Valley Authority
3.50%, 12/15/42	500,000	407,762
4.25%, 09/15/65	5,400,000	4,418,796
Tennessee Valley Authority Principal Strip
2.25%, 04/01/56Ω	1,000,000	191,001
Total Agency Obligations (Cost $39,010,732)		35,997,196
ASSET-BACKED SECURITIES — 11.3%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 8.91%, 04/15/37 144A †	1,750,000	1,797,126
1988 CLO 5, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.87%, 07/15/37 144A †	1,375,000	1,383,875
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	529,487	494,595
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	703,933	641,703
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	1,031,901	1,028,466
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	969,941	980,138
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	775,953	780,819
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 4.85%, 03/25/37†	2,192,921	880,296
Affirm Asset Securitization Trust, Series 2024-X2, Class A
5.22%, 12/17/29 144A	1,105,000	1,109,565
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,166,960	1,158,685
	Par	Value
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	$3,400,000	$3,233,211
Allegro CLO VII, Ltd., Series 2018-1A, Class CR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.66%, 06/13/31 144A †	1,950,000	1,951,508
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	1,000,000	1,010,329
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	520,435	514,789
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,361,231	1,277,408
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	2,053,333	1,797,828
American Credit Acceptance Receivables Trust, Series 2022-4, Class D
8.00%, 02/15/29 144A	1,325,000	1,354,755
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	1,975,000	1,966,446
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.13%, 01/25/36†	860,191	852,890
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 12.39%, 01/25/36 144A †	1,000,000	1,041,949
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.27%), 5.86%, 04/30/31 144A †	344,192	344,651
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	951,015
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.14%, 04/15/33 144A †	1,500,000	1,502,885
Applebee's Funding LLC, Series 2019-1A, Class A2II
4.72%, 06/05/49 144A	1,237,500	1,216,632
Aqua Finance Trust, Series 2024-A, Class B
5.06%, 04/18/50 144A	1,515,000	1,487,946

See Notes to Financial Statements.

	Par	Value
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.05%, 01/15/37 144A †	$1,083,728	$1,082,934
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,106,500	2,002,670
AREIT Trust, Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.58%, 11/17/38 144A †	319,740	320,333
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.95%, 10/20/36 144A †	1,500,000	1,508,558
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.25%, 04/20/29 144A	1,075,000	1,087,003
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C
7.34%, 02/20/30 144A	1,305,000	1,358,229
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	1,880,000	1,909,554
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,008,261
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	250,000	254,186
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	1,345,000	1,367,694
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	250,000	251,157
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 6.38%, 07/25/37 144A †	1,925,000	1,933,915
Bain Capital Credit CLO, Ltd., Series 2023-3A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 6.43%, 07/24/36 144A †	1,750,000	1,755,617
Bain Capital Credit CLO, Ltd., Series 2024-6A, Class B
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 6.02%, 01/21/38 144A †	1,715,000	1,715,000
	Par	Value
Bank of America Auto Trust, Series 2023-2A, Class A2
5.85%, 08/17/26 144A	$489,375	$490,867
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,407,400
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.50%, 08/15/28†	1,600,000	1,606,904
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 8.62%, 01/20/37 144A †	1,325,000	1,358,367
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 6.35%, 09/19/39 144A †	1,000,000	1,006,199
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,002,084
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 6.31%, 08/19/37 144A †	750,000	749,190
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.69%, 07/15/39 144A †	250,000	250,814
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 7.76%, 07/15/39 144A †	2,000,000	1,999,188
CAL Funding IV, Ltd., Series 2020-1A, Class A
2.22%, 09/25/45 144A	134,006	124,440
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	1,196,250	1,119,375
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	1,025,000	1,021,083
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,204,716
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 4.60%, 01/25/37†	975,471	856,612
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	522,500	528,525
Carvana Auto Receivables Trust, Series 2024-P4, Class C
5.10%, 05/12/31	840,000	832,226
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Carvana Auto Receivables Trust, Series 2024-P4, Class D
5.60%, 12/10/32	$1,250,000	$1,238,455
Ceamer Finance III LLC
6.79%, 11/15/39	600,000	600,000
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.04%, 07/20/37 144A †	1,085,000	1,088,486
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.06%, 03/22/35 144A †	1,250,000	1,252,694
Cerberus Loan Funding XLII LLC, Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 3.35%, 3.35% Floor), 8.00%, 09/13/35 144A †	750,000	769,501
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 7.01%, 01/15/36 144A †	1,750,000	1,764,908
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.86%, 01/15/36 144A †	1,000,000	1,026,340
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.06%, 04/15/36 144A †	1,500,000	1,540,726
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 7.21%, 07/15/36 144A †	1,000,000	1,016,639
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.30%, 10/15/36 144A †	950,000	950,291
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 6.54%, 04/22/33 144A †	1,000,000	1,009,761
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, CME Term SOFR 3M + 1.82%, 1.56% Floor), 6.47%, 07/23/33 144A †	1,250,000	1,254,550
Cerberus Loan Funding XXXV LP, Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 6.42%, 09/22/33 144A †	1,250,000	1,253,280
	Par	Value
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 7.41%, 10/15/34 144A †	$1,250,000	$1,261,685
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,709,978	1,703,203
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	851,473	834,535
Chase Auto Owner Trust, Series 2024-1A, Class A2
5.48%, 04/26/27 144A	1,062,382	1,066,261
Chase Auto Owner Trust, Series 2024-2A, Class A2
5.66%, 05/26/27 144A	859,865	863,674
CIFC Funding, Ltd., Series 2017-2A, Class CR
(Floating, CME Term SOFR 3M + 2.11%, 1.85% Floor), 6.73%, 04/20/30 144A †	1,000,000	1,001,946
CIFC Funding, Ltd., Series 2018-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.79%, 01/18/38 144A †	2,720,000	2,728,707
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.92%, 01/20/37 144A †	1,200,000	1,212,436
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	1,250,000	1,258,476
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.92% on 02/25/25), 7.00%, 03/25/36 STEP	1,857,015	894,836
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	2,700,000	2,730,305
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	54,000	49,679
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	905,359	818,995
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	189,533	170,567
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	667,445
Corevest American Finance Trust, Series 2021-1, Class D
3.25%, 04/15/53 144A	240,000	203,387

See Notes to Financial Statements.

	Par	Value
CoreVest American Finance Trust, Series 2021-3, Class D
3.47%, 10/15/54 144A	$100,000	$84,129
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 9.12%, 04/20/37 144A †	1,400,000	1,435,790
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 5.20%, 03/25/34†	58,859	59,549
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 4.75%, 12/15/35†	11,586	11,390
DB Master Finance LLC, Series 2019-1A, Class A2II
4.02%, 05/20/49 144A	331,625	327,089
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,197,718
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II
3.15%, 04/25/51 144A	272,300	238,878
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 7.03%, 10/19/29 144A †	1,000,000	1,002,682
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 5.90%, 05/20/34 144A †	6,500,000	6,514,653
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 6.77%, 04/15/29 144A †	1,500,000	1,503,325
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 5.88%, 12/27/66 144A †	566,976	572,225
Elmwood CLO IV, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 6.09%, 04/18/37 144A †	3,050,000	3,061,016
EWC Master Issuer LLC, Series 2022-1A, Class A2
5.50%, 03/15/52 144A	1,389,375	1,353,765
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	252,201	257,352
	Par	Value
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	$1,613,617	$1,645,343
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	907,163	907,327
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	453,581	457,348
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	427,600	420,030
FIGRE Trust, Series 2024-HE5, Class A
5.44%, 10/25/54 144A	622,623	621,757
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	146,638
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	245,397
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	246,166
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,481,985
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	1,000,000	1,035,427
FOCUS Brands Funding, Series 2023-2, Class A2
8.24%, 10/30/53 144A	643,500	679,171
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
5.24%, 07/15/26	2,060,146	2,066,644
Ford Credit Auto Owner Trust, Series 2022-B, Class A3
3.74%, 09/15/26	440,178	439,144
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 09/15/26	603,637	605,486
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	1,700,000	1,704,870
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 6.45%, 02/23/39 144A †	347,829	341,611
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.63%, 10/18/33 144A †	1,250,000	1,257,235
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	500,000	504,833
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	$1,380,000	$1,405,645
FS Rialto Issuer LLC, Series 2022-FL5, Class AS
(Floating, CME Term SOFR 1M + 2.87%, 2.87% Floor), 7.24%, 06/19/37 144A †	1,800,000	1,793,531
FS Rialto Issuer LLC, Series 2022-FL5, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 7.74%, 06/19/27 144A †	550,000	547,303
FS Rialto Issuer LLC, Series 2022-FL7, Class B
(Floating, CME Term SOFR 1M + 3.91%, 3.91% Floor), 8.31%, 10/19/39 144A †	650,000	650,629
FS Rialto Issuer LLC, Series 2024-FL9, Class AS
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.46%, 10/19/39 144A †	450,000	450,560
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 6.31%, 11/16/36 144A †	1,000,000	992,271
GLS Auto Select Receivables Trust, Series 2024-4A, Class D
5.28%, 10/15/31 144A	1,442,000	1,406,136
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	614,212	616,456
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A2A
5.33%, 03/16/27	1,689,131	1,695,016
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,214,239
Goldentree Loan Management U.S. CLO 9, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.02%, 04/20/37 144A †	1,000,000	1,013,197
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, CME Term SOFR 3M + 1.87%, 1.61% Floor), 6.50%, 07/25/33 144A †	2,450,000	2,460,561
Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class CRR
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.91%, 11/05/37 144A †	1,000,000	1,005,301
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, CME Term SOFR 3M + 1.56%), 6.12%, 02/05/31 144A †	703,168	704,566
	Par	Value
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	$1,786,136	$1,789,324
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,644,344	1,283,348
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,641,321	1,442,934
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.36% Floor), 5.74%, 07/16/35 144A †	793,270	789,035
Halseypoint CLO 7, Ltd., Series 2023-7A, Class A
(Floating, CME Term SOFR 3M + 2.25%, 2.25% Floor), 6.87%, 07/20/36 144A †	1,900,000	1,919,284
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 7.25%, 07/20/37 144A †	1,100,000	1,106,696
HERA Commercial Mortgage, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 5.54%, 02/18/38 144A †	494,658	492,564
Hilton Grand Vacations Trust, Series 2023-1A, Class C
6.94%, 01/25/38 144A	540,749	551,451
HINNT LLC, Series 2024-A, Class A
5.49%, 03/15/43 144A	514,926	520,033
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	2,450,000	2,489,820
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,277,241
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	775,132
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.05%, 07/28/34 144A †	1,500,000	1,503,074
Invesco CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.04%, 07/15/34 144A †	2,500,000	2,503,881
Invesco U.S. CLO, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.65%, 01/15/38 144A †	5,395,000	5,395,000

See Notes to Financial Statements.

	Par	Value
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	$650,000	$608,861
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	164,425	146,133
Jack in the Box Funding LLC, Series 2019-1A, Class A2II
4.48%, 08/25/49 144A	58,713	57,614
Jamestown CLO XII, Ltd., Series 2019-1A, Class A2BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.47%, 04/20/32 144A †	1,400,000	1,409,355
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32Δ	1,613,505	1,404,442
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	56,438	50,734
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	146,493	143,439
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.20%, 05/20/54 144A †	415,459	419,459
KDAC Aviation Finance, Ltd., Series 2017-1A, Class A
4.21%, 12/15/42 144A	1,147,456	1,111,490
Kestrel Aircraft Funding, Ltd., Series 2018-1A, Class A
4.25%, 12/15/38 144A	1,412,704	1,389,325
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 6.63%, 10/20/34 144A †	2,500,000	2,513,181
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 5.80%, 02/15/39 144A †	300,000	294,646
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.93%, 03/15/30 144A	825,000	823,030
LAD Auto Receivables Trust, Series 2024-3A, Class D
5.18%, 02/17/32 144A	550,000	549,830
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 5.71%, 12/13/38 144A †	76,911	76,931
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,069,806
	Par	Value
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 6.26%, 07/15/36 144A †	$1,100,000	$1,093,352
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.16%, 11/15/38 144A †	940,000	923,597
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	818,963	749,102
MACH 1 Cayman, Ltd., Series 2019-1, Class A
3.47%, 10/15/39 144A	463,099	445,134
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,095,368
Marlette Funding Trust, Series 2024-1A, Class D
6.93%, 07/17/34 144A	1,335,000	1,346,360
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	821,349	758,322
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	264,476	265,355
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.96% Floor), 5.35%, 07/15/36 144A †	233,564	234,103
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.59%, 07/16/36 144A †	385,265	384,177
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.72%, 02/19/37 144A †	781,886	781,415
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	1,360,000	1,359,532
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 5.36%, 10/25/35†	165,150	163,674
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 4.64%, 05/25/37†	1,235,551	935,967
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 4.60%, 11/25/36†	$4,681,618	$1,496,465
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,493,698	1,287,952
MVW LLC, Series 2021-1WA, Class C
1.94%, 01/22/41 144A	376,927	358,074
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	152,220	142,604
MVW LLC, Series 2023-1A, Class A
4.93%, 10/20/40 144A	97,713	97,228
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.29%, 0.18% Floor), 4.63%, 06/25/37†	1,291,697	1,252,442
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 5.96%, 07/16/40 144A †	890,985	893,507
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class B
2.24%, 05/15/69 144A	280,000	212,898
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	1,132,853	1,042,456
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	780,952	763,418
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%, 2.10% Floor), 6.76%, 07/15/38 144A †	1,100,000	1,113,442
Neuberger Berman Loan Advisers CLO 51, Ltd., Series 2022-51A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.28% Floor), 5.91%, 10/23/36 144A †	3,050,000	3,058,204
New Mountain CLO 1, Ltd., Series CLO-1A, Class AR
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.12%, 10/15/34 144A †	1,050,000	1,050,614
Nissan Auto Lease Trust, Series 2024-A, Class A2A
5.11%, 10/15/26	2,863,609	2,875,974
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A
5.34%, 02/17/26	121,937	121,988
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	425,000	431,942
	Par	Value
Obra Capital, Inc.
6.00%, 06/30/39†††	$1,400,000	$1,468,740
OCP CLO, Ltd., Series 2016-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.04%, 04/26/36 144A †	2,400,000	2,404,233
OCP CLO, Ltd., Series 2024-38A, Class A
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.68%, 01/21/38 144A †	1,265,000	1,265,000
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.75%, 05/25/37†	1,529,661	805,632
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.92%, 02/20/36 144A †	1,000,000	1,007,965
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.97%, 04/20/36 144A †	1,000,000	1,025,223
Owl Rock CLO X LLC, Series 2023-10A, Class A
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.07%, 04/20/35 144A †	500,000	501,988
OWL Rock CLO XIX LLC, Series 2024-19A, Class A
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.27%, 10/22/37 144A †	650,000	654,363
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.62%, 04/20/36 144A †	1,000,000	1,006,494
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 7.12%, 04/20/36 144A †	1,000,000	1,027,177
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 7.23%, 07/15/36 144A †	2,200,000	2,237,769
Palmer Square CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.41%, 1.41% Floor), 6.07%, 07/15/34 144A †	2,000,000	2,003,475
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.47%, 10/20/37 144A †	1,000,000	1,008,590

See Notes to Financial Statements.

	Par	Value
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 6.56%, 10/15/30 144A †	$1,000,000	$1,003,936
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.06%, 04/15/31 144A †	1,600,000	1,602,000
Palmer Square Loan Funding, Ltd., Series 2023-2A, Class B
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 7.33%, 01/25/32 144A †	1,000,000	1,004,602
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 6.67%, 09/17/39 144A †	94,513	95,082
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 5.83%, 09/25/65 144A †	156,015	156,672
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 5.63%, 11/25/65 144A †	153,238	152,965
Progress Residential Trust, Series 2022-SFR5, Class B
4.90%, 06/17/39 144A	1,385,000	1,370,753
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	2,580,000	2,557,347
PRPM LLC, Series 2022-1, Class A1
(Step to 6.72% on 03/25/25), 3.72%, 02/25/27 144A STEP	1,018,243	1,016,088
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	510,201	514,458
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.40%, 07/25/36 144A †	252,904	252,048
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 5.65%, 11/25/36 144A †	901,470	899,547
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.05%, 07/17/37 144A †	250,000	250,845
Regatta XI Funding, Ltd., Series 2018-1A, Class BR
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 6.40%, 07/17/37 144A †	1,825,000	1,841,924
	Par	Value
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	$1,370,000	$1,381,324
Regional Management Issuance Trust, Series 2024-2, Class C
5.74%, 12/15/33 144A	550,000	552,022
Republic Finance Issuance Trust, Series 2024-B, Class A
5.42%, 11/20/37 144A	1,900,000	1,924,583
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 6.05%, 07/15/39 144A †	1,600,000	1,609,902
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	774,510
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	287,313	293,859
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
6.08%, 05/17/27	437,716	438,926
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
5.71%, 02/16/27	447,120	447,957
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 0.92%, 03/25/35†	41,673	37,106
SEB Funding LLC, Series 2021-1A, Class A2
4.97%, 01/30/52 144A	1,406,475	1,372,705
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 4.77%, 11/25/36†	1,754,254	490,346
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.81%, 02/25/37 144A †	1,720,986	1,450,188
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	355,322	360,843
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	1,282,500	1,247,316
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	482,500	435,443
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	645,125	655,912
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,964,718	1,787,368
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	639,703	627,487
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	$185,196	$176,363
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	1,430,908	1,322,349
SMB Private Education Loan Trust, Series 2024-A, Class C
6.22%, 03/15/56 144A	1,905,000	1,902,816
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	747,279	752,642
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	621,833	600,524
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	478,333	446,417
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	774,000	628,118
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 4.73%, 06/25/37†	1,463,837	965,702
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28#	772,422	719,006
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	1,008,874
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	1,012,309
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	943,300	904,964
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	498,333	501,896
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	941,752	965,243
Stream Innovations Issuer Trust, Series 2024-2A, Class A
5.21%, 02/15/45 144A	1,776,939	1,776,153
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 5.23%, 02/25/35 144A †	1,063,954	1,048,010
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 3.41%, 11/25/37†	1,605,067	1,545,342
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	800,000	821,311
	Par	Value
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	$1,490,000	$1,509,997
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	350,000	356,664
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	700,000	686,267
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	1,385,000	1,351,521
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	161,097	163,064
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	1,940,540	1,631,307
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	644,042	630,111
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	714,959
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	349,352
Sycamore Tree CLO, Ltd., Series 2021-1A, Class CR
(Floating, CME Term SOFR 3M + 2.05%, 2.05% Floor), 6.56%, 01/20/38 144A †	1,475,000	1,487,857
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	609,375	608,639
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	706,667	645,968
Textainer Marine Containers, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	733,333	641,781
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	1,030,313	912,136
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	519,063	517,283
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	1,252,333	1,249,348
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.82%, 01/20/36 144A †	900,000	912,788
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	954,204	972,351

See Notes to Financial Statements.

	Par	Value
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	$1,000,000	$982,682
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	485,103
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	965,462
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	300,514
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	485,515
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	981,000	874,342
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,992,428	1,857,970
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	535,611	520,381
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	516,026	470,267
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	516,026	482,655
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,000,853	1,022,985
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	586,594	600,353
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37	200,000	200,362
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.65%, 09/15/45 144A	500,000	488,353
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	150,000	147,377
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,119,488
Vista Point Securitization Trust, Series 2024-CES1, Class A1
(Step to 7.67% on 05/25/28), 6.68%, 05/25/54 144A STEP	418,486	423,361
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	810,532	803,880
Volofin Finance Designated Activity Co., Series 2024-1A, Class A
5.94%, 06/15/37 144A	728,967	731,657
	Par	Value
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.82%, 10/15/37 144A †	$925,000	$930,253
Voya CLO, Series 2017-2A, Class A2AR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 6.57%, 06/07/30 144A †	500,000	501,146
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	141,005	132,518
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R2
(Floating, CME Term SOFR 3M + 1.12%, 1.12% Floor), 5.41%, 07/20/32 144A †	6,900,000	6,909,382
Wellfleet CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.48%, 10/18/37 144A †	1,250,000	1,259,153
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1
4.80%, 09/19/39 144A	1,360,000	1,359,304
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,165,565
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	397,000	371,892
World Omni Auto Receivables Trust, Series 2023-B, Class A2A
5.25%, 11/16/26	117,549	117,604
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	1,345,000	1,379,865
Total Asset-Backed Securities (Cost $315,685,138)		314,679,056
COMMERCIAL PAPER — 0.0%
DTE Electric Co.
4.15%, 01/10/25 (Cost $1,423,343)	1,425,000	1,423,343
CORPORATE BONDS — 29.2%
3M Co.
2.38%, 08/26/29	75,000	67,364
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	643,864
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	97,383
Acushnet Co.
7.38%, 10/15/28 144A	750,000	776,104
AdaptHealth LLC
5.13%, 03/01/30 144A Δ	1,240,000	1,129,963
Adventist Health System
2.95%, 03/01/29	160,000	145,997
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.76%, 12/01/34	$450,000	$453,473
AEP Texas, Inc.
3.95%, 06/01/28	20,000	19,352
AGCO Corporation
5.80%, 03/21/34	443,000	445,661
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	600,000	566,078
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 09/24/29ρ ^	540,000	523,682
Albemarle Corporation
5.05%, 06/01/32Δ	10,000	9,525
5.65%, 06/01/52	10,000	8,628
Alcon Finance Corporation
3.00%, 09/23/29 144A	2,010,000	1,846,410
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,252,400
3.38%, 08/15/31	325,000	291,248
3.55%, 03/15/52Δ	30,000	20,465
5.15%, 04/15/53	600,000	537,095
Allegion U.S. Holding Co., Inc.
5.60%, 05/29/34Δ	527,000	530,486
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	72,792
Amazon.com, Inc.
4.80%, 12/05/34Δ	75,000	74,868
3.88%, 08/22/37	75,000	66,307
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	950,000	946,663
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,391,840
Amentum Holdings, Inc.
7.25%, 08/01/32 144A	976,000	984,509
American Express Co.
5.85%, 11/05/27	5,150,000	5,311,725
(Variable, U.S. SOFR Index + 1.09%), 5.53%, 04/25/30Δ ^	20,000	20,379
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31^	15,000	16,043
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35^	1,200,000	1,187,669
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	307,046
2.38%, 07/15/31	205,000	171,587
American Honda Finance Corporation
2.00%, 03/24/28	10,000	9,152
American International Group, Inc.
3.40%, 06/30/30	250,000	231,086
4.75%, 04/01/48	20,000	17,744
American National Group, Inc.
5.00%, 06/15/27	1,250,000	1,244,690
5.75%, 10/01/29	250,000	250,515
6.14%, 06/13/32 144A	600,000	590,792
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,172,985
	Par	Value
3.95%, 03/15/29	$300,000	$287,966
3.80%, 08/15/29	20,000	18,962
2.90%, 01/15/30	10,000	9,013
5.90%, 11/15/33	4,260,000	4,392,389
American Water Capital Corporation
2.30%, 06/01/31	10,000	8,455
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,222,287
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	600,000	363,588
Amgen, Inc.
3.20%, 11/02/27	10,000	9,620
5.25%, 03/02/30Δ	1,873,000	1,891,241
4.20%, 03/01/33	2,775,000	2,575,363
5.25%, 03/02/33	995,000	988,508
3.15%, 02/21/40	5,000	3,732
4.66%, 06/15/51	20,000	16,810
4.88%, 03/01/53	35,000	30,081
Amphenol Corporation
2.80%, 02/15/30	2,985,000	2,702,584
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	188,281
Antares Holdings LP
3.75%, 07/15/27 144A	2,895,000	2,738,922
Aon Corporation
2.80%, 05/15/30	75,000	66,866
Aon North America, Inc.
5.45%, 03/01/34	400,000	399,794
Apache Corporation
4.25%, 01/15/30Δ	15,000	14,120
5.10%, 09/01/40	10,000	8,756
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,903,943
5.80%, 10/01/35	50,000	50,008
Apple, Inc.
2.40%, 08/20/50	70,000	41,576
AppLovin Corporation
5.13%, 12/01/29	585,000	583,252
5.50%, 12/01/34Δ	2,873,000	2,855,436
Aquila FDG
7.45%, 09/30/45†††	400,000	408,292
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	593,147
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	198,078
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	138,572
2.90%, 03/01/32	25,000	21,604
Archrock Partners LP
6.63%, 09/01/32 144A	815,000	814,701
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	900,000	815,586
Arko Corporation
5.13%, 11/15/29 144A	675,000	617,195
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	103,605

See Notes to Financial Statements.

	Par	Value
Arthur J Gallagher & Co.
5.00%, 02/15/32	$120,000	$118,415
5.15%, 02/15/35	320,000	312,603
AS Mileage Plan IP, Ltd.
5.31%, 10/20/31 144A	850,000	830,183
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	331,439
5.80%, 04/15/34 144A	752,000	753,243
Assurant, Inc.
6.10%, 02/27/26	800,000	806,935
AT&T, Inc.
2.75%, 06/01/31	175,000	152,325
2.25%, 02/01/32	275,000	227,554
2.55%, 12/01/33	3,719,000	2,998,879
4.90%, 08/15/37	200,000	189,005
3.50%, 06/01/41	400,000	307,022
4.75%, 05/15/46Δ	75,000	65,232
5.15%, 11/15/46	125,000	115,007
4.50%, 03/09/48	20,000	16,587
3.65%, 06/01/51	500,000	353,848
3.50%, 09/15/53	1,664,000	1,122,139
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 4.01%, 02/23/27(E) †	1,700,000	1,765,976
Atlassian Corporation
5.50%, 05/15/34	3,245,000	3,264,452
AutoNation, Inc.
1.95%, 08/01/28Δ	150,000	134,932
4.75%, 06/01/30Δ	225,000	217,408
AutoZone, Inc.
3.75%, 04/18/29	10,000	9,536
Aviation Capital Group LLC
6.38%, 07/15/30 144A	2,770,000	2,902,371
Axalta Coating Systems LLC
3.38%, 02/15/29 144A	665,000	604,223
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	280,000	285,404
Bank of America Corporation
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	1,003,019
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	700,000	675,739
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	50,000	48,189
(Variable, CME Term SOFR 3M + 1.32%), 3.56%, 04/23/27^	60,000	59,060
3.25%, 10/21/27Δ	875,000	843,455
4.18%, 11/25/27	950,000	932,750
(Variable, U.S. SOFR + 1.05%), 2.55%, 02/04/28^	65,000	61,986
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,948,364
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,385,000	4,406,387
(Variable, U.S. SOFR + 1.06%), 2.09%, 06/14/29^	30,000	27,234
	Par	Value
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	$525,000	$511,827
(Variable, U.S. SOFR + 1.57%), 5.82%, 09/15/29^	5,000	5,126
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,397,909
(Variable, CME Term SOFR 3M + 1.45%), 2.88%, 10/22/30^	20,000	18,070
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	85,000	74,760
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	20,000	17,628
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	967,652
(Variable, U.S. SOFR + 1.22%), 2.65%, 03/11/32^	3,254,000	2,807,135
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	770,000	642,690
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	425,000	365,988
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	1,013,102
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	600,000	588,456
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,682,830
(Variable, U.S. SOFR + 1.65%), 5.47%, 01/23/35^	5,780,000	5,790,438
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,712,000	1,398,090
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ Δ ^	700,000	663,302
(Variable, U.S. SOFR Index + 1.80%), 5.80%, 10/25/28^	40,000	41,067
(Variable, U.S. SOFR + 1.17%), 4.54%, 02/01/29Δ ^	45,000	44,661
(Variable, U.S. SOFR + 1.60%), 6.32%, 10/25/29^	10,000	10,507
Banner Health
2.34%, 01/01/30	865,000	766,856
Baxter International, Inc.
3.13%, 12/01/51Δ	25,000	15,554
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	255,967
Beacon Funding Trust
6.27%, 08/15/54 144A	1,850,000	1,830,187
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 144A	650,000	660,080
Becton, Dickinson and Co.
2.82%, 05/20/30	3,625,000	3,252,053
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	915,318
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	400,000	376,665
4.25%, 10/15/50	45,000	35,636
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	$725,000	$632,778
Berry Global, Inc.
1.57%, 01/15/26	2,100,000	2,027,502
4.88%, 07/15/26 144A	450,000	448,547
5.80%, 06/15/31 144A	500,000	509,129
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	699,838
Biogen, Inc.
3.15%, 05/01/50	25,000	15,789
Black Hills Corporation
2.50%, 06/15/30	490,000	427,859
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,477,354
Block, Inc.
3.50%, 06/01/31	1,505,000	1,326,372
Blue Owl Capital Corporation
2.88%, 06/11/28Δ	2,200,000	2,001,855
Blue Owl Finance LLC
6.25%, 04/18/34	1,285,000	1,321,875
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	612,882
5.63%, 08/01/34	350,000	348,891
Boeing Co. (The)
6.26%, 05/01/27	400,000	409,633
3.20%, 03/01/29	35,000	32,259
6.30%, 05/01/29Δ	400,000	414,863
2.95%, 02/01/30	174,000	155,412
5.15%, 05/01/30	1,256,000	1,238,845
6.39%, 05/01/31Δ	400,000	418,650
6.53%, 05/01/34	5,866,000	6,150,206
3.25%, 02/01/35	70,000	55,893
5.71%, 05/01/40	1,075,000	1,024,948
3.85%, 11/01/48Δ	25,000	17,220
3.75%, 02/01/50	183,000	125,436
5.81%, 05/01/50	4,275,000	3,974,609
6.86%, 05/01/54	1,960,000	2,089,228
7.01%, 05/01/64	300,000	319,224
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	500,000	524,577
Boston Properties LP REIT
4.50%, 12/01/28	900,000	876,539
2.90%, 03/15/30	10,000	8,848
2.55%, 04/01/32	1,130,000	915,603
BP Capital Markets America, Inc.
4.23%, 11/06/28	150,000	146,905
4.70%, 04/10/29	5,440,000	5,413,552
Brandywine Operating Partnership LP REIT
8.88%, 04/12/29	500,000	532,915
Brighthouse Financial, Inc.
3.85%, 12/22/51	20,000	13,048
Brink's Co. (The)
6.50%, 06/15/29 144A	255,000	258,637
6.75%, 06/15/32 144A	575,000	579,874
Bristol-Myers Squibb Co.
3.20%, 06/15/26	65,000	63,895
	Par	Value
4.13%, 06/15/39	$35,000	$30,247
Broadcom Corporation
3.50%, 01/15/28	5,000	4,816
Broadcom, Inc.
2.45%, 02/15/31 144A	2,000,000	1,725,938
4.15%, 04/15/32 144A	2,420,000	2,271,847
3.42%, 04/15/33 144A	900,000	788,451
3.47%, 04/15/34 144A	10,050,000	8,717,059
3.14%, 11/15/35 144A	2,908,000	2,376,564
3.19%, 11/15/36 144A	28,000	22,575
3.50%, 02/15/41 144A	325,000	254,081
Brookfield Capital Finance LLC
6.09%, 06/14/33	150,000	155,375
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,307,734
Brown & Brown, Inc.
2.38%, 03/15/31	10,000	8,411
5.65%, 06/11/34	350,000	350,890
4.95%, 03/17/52	5,000	4,280
Brunswick Corporation
2.40%, 08/18/31	5,000	4,100
5.10%, 04/01/52Δ	10,000	7,803
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	988,186
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29Δ	728,000	706,345
4.65%, 09/17/34	728,000	688,019
Capital One Financial Corporation
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/02/27^	15,000	14,180
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	70,000	64,779
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,196,609
(Variable, U.S. SOFR + 1.56%), 5.46%, 07/26/30^	5,000	5,017
(Variable, U.S. SOFR + 2.60%), 5.82%, 02/01/34^	10,000	10,054
Cardinal Health, Inc.
5.13%, 02/15/29	510,000	510,993
5.35%, 11/15/34	1,305,000	1,278,374
4.37%, 06/15/47	20,000	16,075
Carrier Global Corporation
2.72%, 02/15/30	650,000	581,589
5.90%, 03/15/34	1,036,000	1,073,544
CBRE Services, Inc.
5.95%, 08/15/34	100,000	103,196
CCO Holdings LLC
4.25%, 01/15/34 144A	675,000	548,400
CDW LLC
3.25%, 02/15/29	20,000	18,442
3.57%, 12/01/31	5,040,000	4,489,508
Celanese U.S. Holdings LLC
6.17%, 07/15/27Δ	15,000	15,232
6.60%, 11/15/28	1,500,000	1,537,085
6.38%, 07/15/32Δ	5,000	5,082
Centene Corporation
4.25%, 12/15/27	88,000	85,443

See Notes to Financial Statements.

	Par	Value
3.38%, 02/15/30Δ	$25,000	$22,283
2.50%, 03/01/31	4,855,000	4,018,855
CenterPoint Energy Resources Corporation
5.40%, 07/01/34	1,300,000	1,298,655
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	199,297
Central Parent, Inc.
7.25%, 06/15/29 144A	600,000	593,655
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ ^	578,000	575,834
(Variable, U.S. SOFR + 2.21%), 5.64%, 05/19/29^	20,000	20,423
(Variable, U.S. SOFR + 1.88%), 6.20%, 11/17/29^	60,000	62,547
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	864,551
Charter Communications Operating LLC
2.25%, 01/15/29Δ	2,300,000	2,029,270
6.38%, 10/23/35	475,000	474,805
5.13%, 07/01/49	55,000	43,316
4.80%, 03/01/50	30,000	22,615
3.70%, 04/01/51Δ	70,000	43,840
3.90%, 06/01/52	40,000	25,751
5.25%, 04/01/53	310,000	251,168
6.83%, 10/23/55	40,000	39,188
3.95%, 06/30/62	9,740,000	5,955,769
Cheniere Energy Partners LP
5.95%, 06/30/33	4,095,000	4,197,066
5.75%, 08/15/34 144A	50,000	50,367
Cheniere Energy, Inc.
5.65%, 04/15/34	200,000	202,004
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,393,172
5.85%, 08/01/34Δ	1,894,000	1,899,427
Chubb INA Holdings LLC
4.15%, 03/13/43	10,000	8,384
Cigna Group (The)
4.38%, 10/15/28	4,150,000	4,068,722
2.40%, 03/15/30Δ	550,000	481,467
2.38%, 03/15/31	1,100,000	932,113
5.13%, 05/15/31Δ	415,000	413,158
4.80%, 08/15/38	15,000	13,617
3.20%, 03/15/40	685,000	503,661
3.88%, 10/15/47	10,000	7,301
4.90%, 12/15/48Δ	300,000	256,345
3.40%, 03/15/50	10,000	6,591
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ Δ ^	150,000	150,333
4.30%, 11/20/26	75,000	74,380
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	10,000	9,524
	Par	Value
4.45%, 09/29/27	$150,000	$148,035
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	800,000	828,757
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	145,332
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,598,271
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	45,000	40,618
(Variable, U.S. SOFR + 1.15%), 2.67%, 01/29/31^	80,000	70,802
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	10,000	8,723
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	60,000	50,042
Citizens Financial Group, Inc.
(Variable, U.S. SOFR + 2.01%), 5.84%, 01/23/30^	65,000	66,020
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A Δ	1,575,000	1,548,793
Clorox Co. (The)
1.80%, 05/15/30	15,000	12,766
CNO Financial Group, Inc.
6.45%, 06/15/34Δ	1,620,000	1,676,029
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	603,238
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.82%), 7.13%, 01/01/30ρ Δ ^	250,000	254,984
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	470,000	473,987
Cogent Communications Group LLC
7.00%, 06/15/27 144A	600,000	603,587
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	970,000	996,379
Comcast Corporation
3.95%, 10/15/25	425,000	422,963
4.15%, 10/15/28	5,550,000	5,416,058
7.05%, 03/15/33	40,000	44,592
5.30%, 06/01/34Δ	1,157,000	1,157,501
3.75%, 04/01/40	75,000	60,432
4.00%, 03/01/48	10,000	7,614
CommonSpirit Health
6.46%, 11/01/52	1,005,000	1,077,777
Commonwealth Edison Co.
3.13%, 03/15/51	50,000	32,582
Conagra Brands, Inc.
1.38%, 11/01/27	50,000	45,413
5.40%, 11/01/48	10,000	9,099
Constellation Energy Generation LLC
3.25%, 06/01/25Δ	1,600,000	1,589,894
6.25%, 10/01/39	10,000	10,449
5.60%, 06/15/42	15,000	14,505
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Continental Resources, Inc.
5.75%, 01/15/31 144A	$8,710,000	$8,611,899
4.90%, 06/01/44	5,000	4,055
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52Δ ^	680,000	698,002
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	603,777
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	544,268
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	470,815
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A	765,000	794,836
CRH America Finance, Inc.
3.40%, 05/09/27 144A Δ	2,100,000	2,034,535
3.95%, 04/04/28 144A Δ	500,000	485,222
Crown Castle, Inc. REIT
1.05%, 07/15/26	5,000	4,727
3.80%, 02/15/28	25,000	24,070
2.90%, 04/01/41	20,000	13,936
CSC Holdings LLC
5.38%, 02/01/28 144A	1,295,000	1,119,180
7.50%, 04/01/28 144A	1,580,000	1,089,478
CSX Corporation
4.25%, 03/15/29	4,125,000	4,040,716
3.80%, 04/15/50	300,000	226,329
CubeSmart LP REIT
2.50%, 02/15/32	105,000	87,865
Cummins, Inc.
2.60%, 09/01/50	30,000	17,916
Daimler Truck Finance North America LLC
5.50%, 09/20/33 144A	1,440,000	1,444,430
Darling Ingredients, Inc.
6.00%, 06/15/30 144A Δ	325,000	320,891
Dell International LLC
5.30%, 10/01/29	125,000	126,325
8.10%, 07/15/36	25,000	29,686
8.35%, 07/15/46	19,000	24,257
Devon Energy Corporation
5.60%, 07/15/41	92,000	85,293
4.75%, 05/15/42	490,000	408,351
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29Δ	225,000	203,559
Diamondback Energy, Inc.
6.25%, 03/15/33	5,000	5,202
Discover Financial Services
4.10%, 02/09/27	65,000	63,847
(Variable, U.S. SOFR Index + 3.37%), 7.96%, 11/02/34^	10,000	11,436
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,601,772
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,331,715
Dollar Tree, Inc.
2.65%, 12/01/31	20,000	16,903
	Par	Value
Dominion Energy, Inc.
3.38%, 04/01/30	$225,000	$207,140
2.25%, 08/15/31	2,300,000	1,918,829
Dow Chemical Co. (The)
6.30%, 03/15/33	15,000	15,936
6.90%, 05/15/53	15,000	16,551
Duke Energy Carolinas LLC
4.85%, 01/15/34	1,000,000	970,213
Duke Energy Corporation
2.45%, 06/01/30	1,800,000	1,578,684
5.45%, 06/15/34	1,485,000	1,482,601
Duke Energy Florida LLC
5.88%, 11/15/33	2,000,000	2,086,595
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	2,060,874
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	349,285
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	654,207
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	514,020
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A Δ	125,000	107,460
eBay, Inc.
2.70%, 03/11/30	30,000	26,929
EchoStar Corporation
10.75%, 11/30/29	5,526,816	5,948,846
3.88%, 11/30/30 CONV 1	550,962	580,871
6.75%, 11/30/301	640,612	581,912
Ecolab, Inc.
3.25%, 12/01/27Δ	5,000	4,818
2.75%, 08/18/55	68,000	40,066
Elevance Health, Inc.
2.88%, 09/15/29Δ	20,000	18,218
2.55%, 03/15/31	20,000	17,173
5.20%, 02/15/35	685,000	669,390
6.10%, 10/15/52	20,000	20,261
Enbridge Energy Partners LP
7.50%, 04/15/38	15,000	17,142
Encore Capital Group, Inc.
8.50%, 05/15/30 144A Δ	600,000	631,761
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,557,329
Energy Transfer LP
5.95%, 12/01/25	300,000	302,220
5.63%, 05/01/27 144A	200,000	200,529
5.50%, 06/01/27	675,000	683,828
4.95%, 05/15/28Δ	900,000	899,277
5.25%, 04/15/29	700,000	702,902
5.25%, 07/01/29	2,650,000	2,664,307
5.75%, 02/15/33	6,990,000	7,090,501
6.50%, 02/01/42	25,000	25,943
5.30%, 04/15/47	125,000	110,881
5.40%, 10/01/47	50,000	45,034
6.00%, 06/15/48	60,000	58,120

See Notes to Financial Statements.

	Par	Value
6.25%, 04/15/49	$5,000	$5,026
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,006,322
EnLink Midstream LLC
5.38%, 06/01/29	100,000	100,072
5.65%, 09/01/34	100,000	99,732
Entegris, Inc.
4.75%, 04/15/29 144A	2,755,000	2,640,330
5.95%, 06/15/30 144A Δ	650,000	645,304
Entergy Louisiana LLC
3.25%, 04/01/28	5,000	4,757
4.75%, 09/15/52	25,000	21,665
Enterprise Products Operating LLC
4.20%, 01/31/50	550,000	433,879
EPR Properties REIT
4.75%, 12/15/26	1,245,000	1,236,113
3.60%, 11/15/31	2,300,000	2,015,262
EQT Corporation
7.00%, 02/01/30	60,000	63,880
3.63%, 05/15/31 144A	2,500,000	2,230,784
Equifax, Inc.
5.10%, 12/15/27Δ	1,800,000	1,810,214
Equinix Europe 2 Financing Corporation LLC REIT
5.50%, 06/15/34	350,000	351,238
Equinix, Inc. REIT
1.45%, 05/15/26	70,000	66,991
1.55%, 03/15/28	2,200,000	1,983,525
2.15%, 07/15/30	3,470,000	2,988,217
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,549,002
Essential Utilities, Inc.
5.38%, 01/15/34Δ	925,000	918,853
Exelon Corporation
4.05%, 04/15/30	325,000	310,001
4.70%, 04/15/50	25,000	21,185
Expedia Group, Inc.
6.25%, 05/01/25 144A	2,054,000	2,055,509
4.63%, 08/01/27	303,000	301,869
3.80%, 02/15/28	300,000	289,945
3.25%, 02/15/30Δ	3,445,000	3,176,735
2.95%, 03/15/31	95,000	83,746
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	879,728
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,201,810
Farmers Insurance Exchange
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.86%), 7.00%, 10/15/64 144A ^	580,000	599,411
Federal Realty OP LP REIT
3.50%, 06/01/30	1,900,000	1,744,403
FedEx Corporation
4.55%, 04/01/46	15,000	12,525
4.05%, 02/15/48Δ	380,000	291,518
Fidelity National Financial, Inc.
3.40%, 06/15/30	50,000	45,393
	Par	Value
2.45%, 03/15/31	$10,000	$8,442
Fidelity National Information Services, Inc.
1.15%, 03/01/26Δ	2,200,000	2,111,352
1.65%, 03/01/28	70,000	63,362
First American Financial Corporation
4.00%, 05/15/30Δ	450,000	420,295
5.45%, 09/30/34	700,000	675,859
FirstEnergy Corporation
3.40%, 03/01/50	25,000	16,992
Fiserv, Inc.
3.20%, 07/01/26	70,000	68,510
2.25%, 06/01/27Δ	10,000	9,432
4.20%, 10/01/28	375,000	364,850
2.65%, 06/01/30	120,000	106,093
5.35%, 03/15/31Δ	400,000	406,885
5.60%, 03/02/33	52,000	52,724
5.63%, 08/21/33	2,140,000	2,179,566
Florida Power & Light Co.
2.45%, 02/03/32Δ	20,000	16,886
3.80%, 12/15/42	425,000	338,682
Ford Motor Credit Co. LLC
6.95%, 03/06/26	2,500,000	2,545,540
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,133,930	1,011,530
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	1,250,000	1,154,255
Foundry JV Holdco LLC
5.88%, 01/25/34 144A	200,000	195,907
Fox Corporation
4.71%, 01/25/29Δ	250,000	247,247
3.50%, 04/08/30	125,000	116,229
6.50%, 10/13/33	750,000	790,913
Freeport-McMoRan, Inc.
5.45%, 03/15/43	20,000	18,894
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,217,535
GATX Corporation
6.90%, 05/01/34Δ	1,550,000	1,703,756
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	344,676
General Electric Co.
4.35%, 05/01/50	20,000	16,701
General Motors Co.
6.60%, 04/01/36	25,000	26,272
6.25%, 10/02/43	10,000	9,933
5.95%, 04/01/49	214,000	202,701
General Motors Financial Co., Inc.
6.00%, 01/09/28	1,405,000	1,442,672
2.40%, 10/15/28	45,000	40,838
Gilead Sciences, Inc.
4.00%, 09/01/36	10,000	8,836
4.50%, 02/01/45	275,000	236,183
2.80%, 10/01/50	10,000	6,163
Glencore Funding LLC
2.63%, 09/23/31 144A	575,000	485,657
6.50%, 10/06/33 144A	10,090,000	10,711,348
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Global Atlantic Fin Co.
7.95%, 06/15/33 144A	$641,000	$711,003
6.75%, 03/15/54 144A	129,000	131,295
Global Partners LP
8.25%, 01/15/32 144A	1,050,000	1,080,648
Global Payments, Inc.
3.20%, 08/15/29	5,000	4,586
5.30%, 08/15/29	550,000	551,296
2.90%, 05/15/30	1,600,000	1,425,209
5.40%, 08/15/32	3,650,000	3,652,614
Globe Life, Inc.
2.15%, 08/15/30	130,000	109,987
5.85%, 09/15/34Δ	210,000	211,378
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 6.63%, 10/28/27†	1,800,000	1,844,334
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	3,200,000	3,115,064
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ ^	1,000,000	1,047,675
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	5,200,000	5,308,338
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ Δ ^	200,000	198,250
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A	2,000,000	1,900,415
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	953,763
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A	200,000	197,651
6.13%, 02/23/38 144A	200,000	200,936
6.10%, 08/23/42 144A	250,000	244,299
GXO Logistics, Inc.
6.25%, 05/06/29	250,000	256,149
6.50%, 05/06/34	250,000	256,624
HAH Group Holding Co. LLC
9.75%, 10/01/31 144A	440,000	440,909
Halliburton Co.
6.70%, 09/15/38	10,000	10,926
Hasbro, Inc.
3.55%, 11/19/26	10,000	9,787
3.90%, 11/19/29Δ	25,000	23,531
6.05%, 05/14/34	400,000	402,062
HCA, Inc.
5.88%, 02/15/26	300,000	301,603
5.38%, 09/01/26	1,600,000	1,605,897
3.13%, 03/15/27Δ	2,100,000	2,020,834
5.88%, 02/01/29Δ	25,000	25,528
5.45%, 04/01/31	4,631,000	4,624,032
3.63%, 03/15/32	700,000	617,183
5.60%, 04/01/34	4,505,000	4,441,174
5.25%, 06/15/49	30,000	26,053
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,349,802
	Par	Value
2.05%, 03/15/31	$175,000	$142,183
Helmerich & Payne, Inc.
5.50%, 12/01/34 144A	4,650,000	4,422,297
Hess Corporation
5.80%, 04/01/47	15,000	15,056
Hess Midstream Operations LP
4.25%, 02/15/30 144A	870,000	805,614
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	793,000	763,140
6.35%, 10/15/45	45,000	46,922
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	243,483
Hillenbrand, Inc.
6.25%, 02/15/29Δ	1,336,000	1,336,727
3.75%, 03/01/31Δ	350,000	306,210
Hilton Domestic Operating Co., Inc.
6.13%, 04/01/32 144A	200,000	199,564
5.88%, 03/15/33 144A	280,000	275,713
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A Δ	260,000	232,959
Home Depot, Inc. (The)
3.90%, 12/06/28	250,000	243,767
3.25%, 04/15/32Δ	635,000	566,779
5.95%, 04/01/41	15,000	15,773
4.50%, 12/06/48	35,000	29,968
Hormel Foods Corporation
1.80%, 06/11/30Δ	55,000	46,979
Host Hotels & Resorts LP REIT
3.38%, 12/15/29	25,000	22,866
2.90%, 12/15/31	267,000	227,430
5.70%, 07/01/34Δ	1,100,000	1,099,148
5.50%, 04/15/35	1,915,000	1,876,346
Howmet Aerospace, Inc.
5.95%, 02/01/37	10,000	10,393
HP, Inc.
4.00%, 04/15/29Δ	105,000	100,693
Humana, Inc.
5.88%, 03/01/33	10,000	10,043
5.50%, 03/15/53Δ	191,000	170,926
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 2.02%), 6.21%, 08/21/29^	60,000	61,971
Huntsman International LLC
4.50%, 05/01/29Δ	325,000	310,238
2.95%, 06/15/31	250,000	208,398
Hyatt Hotels Corporation
5.38%, 04/23/25	1,250,000	1,250,903
5.50%, 06/30/34Δ	1,293,000	1,285,408
Hyundai Capital America
1.65%, 09/17/26 144A Δ	2,300,000	2,177,782
5.30%, 03/19/27 144A	1,000,000	1,006,971
Ingersoll Rand, Inc.
5.31%, 06/15/31	358,000	362,009
5.70%, 08/14/33	2,815,000	2,879,645
5.45%, 06/15/34Δ	413,000	416,302

See Notes to Financial Statements.

	Par	Value
Ingevity Corporation
3.88%, 11/01/28 144A	$755,000	$690,937
Intel Corporation
5.20%, 02/10/33Δ	825,000	798,148
5.15%, 02/21/34Δ	328,000	314,906
Intercontinental Exchange, Inc.
3.63%, 09/01/28	345,000	331,646
3.00%, 06/15/50Δ	1,500,000	964,669
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	280,000	272,291
1.83%, 10/15/27 144A	650,000	597,472
4.38%, 06/01/47	1,000,000	784,186
International Paper Co.
6.00%, 11/15/41Δ	5,000	5,129
Interstate Power and Light Co.
4.95%, 09/30/34	1,400,000	1,347,672
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	338,861
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,312,259
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,701,010
J M Smucker Co. (The)
6.20%, 11/15/33Δ	2,135,000	2,254,186
Jabil, Inc.
3.60%, 01/15/30	50,000	46,167
Jackson National Life Global Funding
5.55%, 07/02/27 144A Δ	700,000	708,887
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,254,766
6.13%, 11/01/32 144A	1,120,000	1,110,369
JBS U.S.A. Holding Lux S.a.r.l.
5.13%, 02/01/28	1,200,000	1,193,410
Jefferies Finance LLC
6.63%, 10/15/31 144A	950,000	949,469
Jefferies Financial Group, Inc.
2.63%, 10/15/31	55,000	46,416
6.20%, 04/14/34Δ	5,400,000	5,572,569
JPMorgan Chase & Co.
2.95%, 10/01/26	700,000	682,475
3.63%, 12/01/27	900,000	874,630
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,069,000	1,046,668
(Variable, U.S. SOFR + 1.17%), 2.95%, 02/24/28^	65,000	62,544
(Floating, U.S. SOFR + 0.92%), 5.53%, 04/22/28†	1,700,000	1,710,472
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,932,717
(Variable, U.S. SOFR + 1.89%), 2.18%, 06/01/28^	45,000	42,282
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,005,000	964,565
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	55,000	50,011
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,020,630
	Par	Value
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29^	$800,000	$784,090
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,010,000	1,030,637
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,176,860
(Variable, CME Term SOFR 3M + 1.51%), 2.74%, 10/15/30^	10,000	9,012
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	3,085,000	3,007,616
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	3,660,000	3,224,031
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	200,000	178,984
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	10,000	8,440
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,212,565
(Variable, U.S. SOFR + 1.34%), 4.95%, 10/22/35^	1,090,000	1,050,421
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	25,000	17,171
Kellanova
7.45%, 04/01/31	50,000	55,794
Kennedy-Wilson, Inc.
4.75%, 03/01/29	100,000	90,933
Kilroy Realty LP REIT
4.75%, 12/15/28Δ	1,678,000	1,640,220
4.25%, 08/15/29	40,000	37,721
Kimberly-Clark Corporation
2.88%, 02/07/50	5,000	3,258
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	150,000	151,370
Kinder Morgan, Inc.
5.20%, 06/01/33	250,000	244,492
5.45%, 08/01/52	28,000	25,622
Kinetik Holdings LP
6.63%, 12/15/28 144A	850,000	870,170
KLA Corporation
5.65%, 11/01/34	2,775,000	2,865,422
Kraft Heinz Foods Co.
6.88%, 01/26/39	20,000	22,089
4.88%, 10/01/49	5,000	4,287
Kroger Co. (The)
2.20%, 05/01/30	10,000	8,674
5.00%, 09/15/34Δ	1,115,000	1,079,266
5.50%, 09/15/54	250,000	236,039
Kyndryl Holdings, Inc.
3.15%, 10/15/31	20,000	17,338
4.10%, 10/15/41	10,000	7,950
L3Harris Technologies, Inc.
5.40%, 07/31/33	720,000	718,895
5.35%, 06/01/34	945,000	942,507
Lazard Group LLC
6.00%, 03/15/31	720,000	739,568
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A	1,000,000	673,921
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A	1,020,000	1,059,265
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Leidos, Inc.
4.38%, 05/15/30	$5,000	$4,787
5.75%, 03/15/33	1,825,000	1,851,411
Liberty Utilities Co.
5.58%, 01/31/29 144A Δ	1,000,000	1,009,029
LKQ Corporation
6.25%, 06/15/33Δ	250,000	258,053
Louisville Gas and Electric Co.
4.25%, 04/01/49	25,000	19,918
Lowe's Cos., Inc.
1.70%, 09/15/28	900,000	805,718
3.65%, 04/05/29	2,840,000	2,706,240
1.70%, 10/15/30	675,000	564,895
3.00%, 10/15/50	150,000	93,433
4.25%, 04/01/52	475,000	371,702
LPL Holdings, Inc.
4.38%, 05/15/31 144A	500,000	462,391
6.00%, 05/20/34	400,000	407,610
LYB International Finance III LLC
3.63%, 04/01/51Δ	15,000	10,102
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	710,000	680,328
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	336,351
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	120,670
6.50%, 03/01/41	20,000	20,759
Markel Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25ρ ^	500,000	499,689
Marriott International, Inc.
4.90%, 04/15/29	325,000	324,541
4.88%, 05/15/29Δ	455,000	453,509
4.63%, 06/15/30	600,000	589,044
2.85%, 04/15/31	50,000	43,713
5.35%, 03/15/35	100,000	98,862
Mars, Inc.
3.20%, 04/01/30 144A	375,000	346,204
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	500,000	491,584
5.00%, 03/15/35	1,530,000	1,494,981
Martin Marietta Materials, Inc.
5.15%, 12/01/34	280,000	275,107
3.20%, 07/15/51	325,000	210,811
Masco Corporation
1.50%, 02/15/28	2,200,000	1,984,876
Masterbrand, Inc.
7.00%, 07/15/32 144A Δ	765,000	771,228
Mastercard, Inc.
2.95%, 06/01/29	30,000	28,006
McDonald’s Corporation
6.30%, 03/01/38	40,000	43,101
Medline Borrower LP
3.88%, 04/01/29 144A	100,000	92,691
	Par	Value
6.25%, 04/01/29 144A	$550,000	$556,487
Meta Platforms, Inc.
3.85%, 08/15/32Δ	3,000	2,790
5.75%, 05/15/63Δ	790,000	799,750
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 144A	750,000	742,482
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ Δ ^	1,000,000	984,270
4.60%, 05/13/46	5,000	4,355
5.00%, 07/15/52Δ	15,000	13,612
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,959,231
Microchip Technology, Inc.
5.05%, 03/15/29	1,465,000	1,462,936
5.05%, 02/15/30	280,000	277,904
Micron Technology, Inc.
4.19%, 02/15/27	5,000	4,933
6.75%, 11/01/29	60,000	63,927
5.88%, 09/15/33	7,065,000	7,250,869
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	333,919
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	653,583
Morgan Stanley
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26^	40,000	38,583
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	200,000	200,735
3.95%, 04/23/27	398,000	390,074
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	5,000	4,794
(Variable, U.S. SOFR + 0.86%), 1.51%, 07/20/27^	60,000	57,049
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	813,693
(Floating, U.S. SOFR + 1.02%), 5.65%, 04/13/28†	3,100,000	3,122,941
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,407,136
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,130,000	2,136,473
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	175,000	170,457
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	814,515
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,085,000	964,479
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	810,000	661,144
(Variable, U.S. SOFR + 1.02%), 1.93%, 04/28/32^	10,000	8,185
(Variable, U.S. SOFR + 1.18%), 2.24%, 07/21/32^	15,000	12,438
(Variable, U.S. SOFR + 1.20%), 2.51%, 10/20/32^	20,000	16,769

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	$1,200,000	$1,163,278
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	8,855,000	9,043,822
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35Δ ^	700,000	689,084
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,100,000	895,316
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39^	400,000	402,090
(Variable, U.S. SOFR + 1.71%), 5.52%, 11/19/55^	400,000	386,680
Motorola Solutions, Inc.
2.30%, 11/15/30	30,000	25,715
2.75%, 05/24/31	10,000	8,662
5.40%, 04/15/34	2,185,000	2,186,731
MPLX LP
4.80%, 02/15/29Δ	525,000	520,743
4.50%, 04/15/38	100,000	87,264
5.50%, 02/15/49	385,000	354,767
MSCI, Inc.
3.88%, 02/15/31 144A	1,380,000	1,265,365
3.63%, 11/01/31 144A	250,000	224,829
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	992,683
Nature Conservancy (The)
0.94%, 07/01/26	25,000	23,538
1.30%, 07/01/28	25,000	21,883
NCL Corporation, Ltd.
5.88%, 02/15/27 144A	1,370,000	1,366,716
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	625,000	673,441
Netflix, Inc.
6.38%, 05/15/29Δ	895,000	949,267
4.88%, 06/15/30 144A	9,290,000	9,252,040
Newell Brands, Inc.
6.38%, 05/15/30	415,000	416,721
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	965,000	874,492
2.25%, 06/01/30	1,900,000	1,644,041
2.44%, 01/15/32	10,000	8,344
5.00%, 07/15/32Δ	10,000	9,857
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,937,755
NiSource, Inc.
3.60%, 05/01/30	100,000	93,319
3.95%, 03/30/48Δ	450,000	344,148
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A Δ	2,200,000	2,001,154
NNN REIT, Inc. REIT
3.60%, 12/15/26	250,000	244,869
Northern Trust Corporation
1.95%, 05/01/30	50,000	43,175
	Par	Value
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	$300,000	$307,772
3.85%, 09/30/47 144A	250,000	187,902
NRG Energy, Inc.
7.00%, 03/15/33 144A Δ	700,000	756,062
NuStar Logistics LP
6.38%, 10/01/30Δ	700,000	702,407
Nuveen LLC
5.55%, 01/15/30 144A	150,000	152,920
5.85%, 04/15/34 144A	300,000	303,965
Occidental Petroleum Corporation
8.88%, 07/15/30	20,000	22,856
7.88%, 09/15/31	400,000	443,649
5.38%, 01/01/32	1,350,000	1,323,949
6.45%, 09/15/36	125,000	128,266
6.20%, 03/15/40	15,000	14,854
Old Republic International Corporation
5.75%, 03/28/34	550,000	551,587
Omega Healthcare Investors, Inc. REIT
4.50%, 04/01/27	60,000	59,285
3.63%, 10/01/29	1,600,000	1,478,272
OneMain Finance Corporation
6.63%, 01/15/28	100,000	101,316
7.88%, 03/15/30Δ	300,000	313,249
7.50%, 05/15/31	1,110,000	1,140,454
7.13%, 11/15/31	800,000	815,946
ONEOK, Inc.
6.35%, 01/15/31	1,615,000	1,700,234
Oracle Corporation
1.65%, 03/25/26	65,000	62,709
3.25%, 11/15/27	10,000	9,619
4.20%, 09/27/29	5,560,000	5,371,805
2.95%, 04/01/30	121,000	109,341
4.65%, 05/06/30Δ	625,000	616,314
2.88%, 03/25/31	1,595,000	1,404,511
6.25%, 11/09/32	1,125,000	1,193,387
4.90%, 02/06/33	946,000	921,779
3.60%, 04/01/40	425,000	332,983
4.50%, 07/08/44	10,000	8,452
4.00%, 07/15/46	265,000	204,361
6.90%, 11/09/52	785,000	881,604
O'Reilly Automotive, Inc.
4.20%, 04/01/30	5,000	4,810
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	22,227
5.13%, 11/19/31	325,000	325,294
Outfront Media Capital LLC
7.38%, 02/15/31 144A	800,000	836,893
Ovintiv, Inc.
6.50%, 08/15/34	410,000	425,707
Owens Corning
5.70%, 06/15/34	2,895,000	2,941,526
5.95%, 06/15/54	280,000	277,461
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Pacific Beacon LLC
5.51%, 07/15/36 144A †††	$750,000	$726,191
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,300,000	1,277,656
2.95%, 03/01/26Δ	800,000	782,603
2.10%, 08/01/27	250,000	233,231
4.55%, 07/01/30	1,800,000	1,743,325
2.50%, 02/01/31	450,000	385,178
6.40%, 06/15/33	2,000,000	2,109,963
5.80%, 05/15/34	2,545,000	2,604,672
3.30%, 08/01/40	125,000	93,742
4.95%, 07/01/50	35,000	30,407
PacifiCorp
2.90%, 06/15/52	10,000	5,996
5.80%, 01/15/55	1,325,000	1,291,610
Paramount Global
5.90%, 10/15/40	187,000	164,280
5.25%, 04/01/44	223,000	174,305
4.90%, 08/15/44Δ	291,000	220,801
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	371,407
PayPal Holdings, Inc.
2.65%, 10/01/26	50,000	48,462
2.85%, 10/01/29	50,000	45,734
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	314,594
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,550,000	2,561,237
Permian Resources Operating LLC
6.25%, 02/01/33 144A	1,345,000	1,328,739
Pilgrim's Pride Corporation
3.50%, 03/01/32	3,430,000	2,959,449
Plains All American Pipeline LP
5.70%, 09/15/34Δ	1,300,000	1,298,268
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR Index + 2.14%), 6.04%, 10/28/33^	45,000	46,598
(Variable, U.S. SOFR + 1.60%), 5.40%, 07/23/35^	10,000	9,938
Post Holdings, Inc.
5.50%, 12/15/29 144A	825,000	799,189
6.25%, 02/15/32 144A	315,000	312,991
6.38%, 03/01/33 144A Δ	1,757,000	1,724,254
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	810,000	847,867
Principal Financial Group, Inc.
2.13%, 06/15/30Δ	10,000	8,626
Progress Energy, Inc.
7.75%, 03/01/31	355,000	400,917
Progressive Corporation (The)
3.20%, 03/26/30	5,000	4,622
Prologis LP REIT
4.63%, 01/15/33	650,000	627,162
	Par	Value
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52^	$600,000	$601,549
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	417,808
Public Service Co. of Colorado
5.35%, 05/15/34	250,000	250,522
4.50%, 06/01/52	35,000	29,081
Public Service Enterprise Group, Inc.
6.13%, 10/15/33	950,000	992,031
Public Storage Operating Co. REIT
1.85%, 05/01/28Δ	30,000	27,365
0.50%, 09/09/30(E)	2,000,000	1,795,477
QUALCOMM, Inc.
4.65%, 05/20/35Δ	65,000	62,900
Quanta Services, Inc.
5.25%, 08/09/34Δ	457,000	447,256
3.05%, 10/01/41	25,000	17,606
Quest Diagnostics, Inc.
2.95%, 06/30/30	30,000	26,959
Realty Income Corporation REIT
4.45%, 09/15/26	1,200,000	1,195,250
3.95%, 08/15/27Δ	150,000	147,581
4.00%, 07/15/29	750,000	721,197
3.25%, 01/15/31	1,800,000	1,626,178
Regency Centers LP REIT
2.95%, 09/15/29	775,000	711,572
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30Δ	1,500,000	1,249,613
Reinsurance Group of America, Inc.
3.90%, 05/15/29	25,000	23,908
5.75%, 09/15/34Δ	750,000	756,342
Republic Services, Inc.
4.88%, 04/01/29	350,000	349,284
1.75%, 02/15/32	20,000	16,078
Retail Opportunity Investments Partnership LP REIT
6.75%, 10/15/28	875,000	927,959
Revvity, Inc.
3.30%, 09/15/29	15,000	13,846
RGA Global Funding
5.50%, 01/11/31 144A	975,000	985,977
Roche Holdings, Inc.
4.99%, 03/08/34 144A	1,465,000	1,452,015
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	6,090,000	5,077,778
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	488,629
2.95%, 09/15/29	5,000	4,574
Royal Caribbean Cruises, Ltd.
5.63%, 09/30/31 144A	1,200,000	1,181,171
6.00%, 02/01/33 144A	4,840,000	4,831,990
RTX Corporation
3.95%, 08/16/25	350,000	348,257

See Notes to Financial Statements.

	Par	Value
3.50%, 03/15/27	$550,000	$536,616
3.13%, 05/04/27	70,000	67,572
4.13%, 11/16/28	525,000	511,242
6.10%, 03/15/34Δ	3,220,000	3,393,231
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	68,000	68,029
5.00%, 03/15/27	425,000	426,106
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,402,928
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	630,536
6.10%, 04/01/34	400,000	407,713
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26Δ	1,100,000	1,068,064
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,197,766
1.84%, 04/15/27 144A	1,000,000	925,596
2.33%, 01/15/28 144A	2,300,000	2,099,619
Sealed Air Corporation
6.50%, 07/15/32 144A Δ	2,120,000	2,125,817
Select Medical Corporation
6.25%, 12/01/32 144A	1,380,000	1,329,318
Sempra
3.25%, 06/15/27	40,000	38,527
3.40%, 02/01/28	275,000	262,984
Sensata Technologies, Inc.
3.75%, 02/15/31 144A	1,210,000	1,059,080
Service Corporation International
5.75%, 10/15/32	538,000	522,523
ServiceNow, Inc.
1.40%, 09/01/30	675,000	561,135
Sherwin-Williams Co. (The)
2.95%, 08/15/29	475,000	436,324
Skyworks Solutions, Inc.
1.80%, 06/01/26	2,200,000	2,108,513
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	637,227
2.63%, 09/13/31 144A	250,000	206,405
Sodexo, Inc.
2.72%, 04/16/31 144A	2,000,000	1,713,288
Solventum Corporation
5.40%, 03/01/29 144A	780,000	782,275
5.60%, 03/23/34 144A	715,000	712,278
Sotheby's
5.88%, 06/01/29 144A	325,000	289,828
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,780,705
4.20%, 03/01/29	400,000	388,171
4.88%, 03/01/49	30,000	26,310
Southern California Gas Co.
2.95%, 04/15/27Δ	2,100,000	2,020,606
Southern Co. (The)
5.70%, 03/15/34	2,835,000	2,898,070
4.40%, 07/01/46	40,000	33,158
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	294,015
4.95%, 09/15/34	1,400,000	1,356,073
	Par	Value
Southern Power Co.
0.90%, 01/15/26	$2,200,000	$2,114,185
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	62,742
3.25%, 11/01/51	20,000	12,718
Spire Missouri, Inc.
5.15%, 08/15/34	800,000	795,729
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,594,175
8.75%, 03/15/32	1,205,000	1,443,579
SS&C Technologies, Inc.
6.50%, 06/01/32 144A Δ	1,405,000	1,418,537
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	195,886
Stanley Black & Decker, Inc.
2.30%, 03/15/30	80,000	69,373
Starbucks Corporation
4.00%, 11/15/28	475,000	460,784
2.55%, 11/15/30	1,900,000	1,665,299
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A Δ	1,820,000	1,869,169
6.50%, 07/01/30 144A	885,000	886,699
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	950,000	971,987
(Variable, U.S. SOFR + 1.48%), 5.68%, 11/21/29Δ ^	5,000	5,140
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	50,000	45,866
(Variable, U.S. SOFR + 1.00%), 2.62%, 02/07/33^	15,000	12,746
Steel Dynamics, Inc.
1.65%, 10/15/27	275,000	253,255
Stewart Information Services Corporation
3.60%, 11/15/31	3,360,000	2,917,071
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,794,324
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	600,000	601,834
Stryker Corporation
4.63%, 09/11/34Δ	1,900,000	1,815,050
Sunoco LP
7.00%, 09/15/28 144A	810,000	829,309
7.00%, 05/01/29 144A	495,000	508,567
7.25%, 05/01/32 144A	380,000	392,831
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	15,000	15,151
2.88%, 10/28/31	25,000	20,754
Sysco Corporation
2.40%, 02/15/30	20,000	17,679
6.60%, 04/01/40	640,000	693,632
3.15%, 12/14/51	5,000	3,231
Targa Resources Corporation
4.20%, 02/01/33	330,000	300,050
6.50%, 03/30/34	4,090,000	4,327,819
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.50%, 02/15/35	$400,000	$393,931
Targa Resources Partners LP
6.50%, 07/15/27	355,000	357,733
6.88%, 01/15/29Δ	989,000	1,014,193
4.00%, 01/15/32	15,000	13,658
TD SYNNEX Corporation
6.10%, 04/12/34	4,200,000	4,308,502
Terex Corporation
6.25%, 10/15/32 144A	830,000	814,583
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,447,597
6.10%, 11/15/33	2,810,000	2,931,224
The Campbell's Company
5.40%, 03/21/34	1,404,000	1,398,232
Time Warner Cable LLC
6.55%, 05/01/37	10,000	9,685
5.88%, 11/15/40	105,000	94,077
5.50%, 09/01/41	10,000	8,512
4.50%, 09/15/42	1,965,000	1,472,835
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	1,800,000	1,758,871
2.05%, 02/15/28	30,000	27,553
3.88%, 04/15/30	146,000	137,437
2.55%, 02/15/31	1,200,000	1,033,354
5.20%, 01/15/33	4,475,000	4,432,532
5.75%, 01/15/34	8,350,000	8,566,961
3.00%, 02/15/41	340,000	242,984
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 5.30%, 08/07/26†	1,200,000	1,208,025
5.05%, 05/16/29	7,885,000	7,943,253
TPG Operating Group II LP
5.88%, 03/05/34	450,000	460,851
TransDigm, Inc.
6.63%, 03/01/32 144A	150,000	151,541
6.00%, 01/15/33 144A	300,000	294,255
Travel + Leisure Co.
4.63%, 03/01/30 144A	1,465,000	1,366,517
Trimble, Inc.
6.10%, 03/15/33	2,740,000	2,846,858
TriNet Group, Inc.
7.13%, 08/15/31 144A	1,725,000	1,758,474
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	778,768
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	215,000	218,609
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29^	35,000	37,448
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,191,758
Tyson Foods, Inc.
4.35%, 03/01/29	30,000	29,171
5.70%, 03/15/34	100,000	101,412
5.10%, 09/28/48	20,000	17,801
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	775,000	734,892
	Par	Value
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	$645,000	$659,798
(Variable, U.S. SOFR + 1.02%), 2.68%, 01/27/33^	15,000	12,666
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,075,000	2,122,331
(Variable, U.S. SOFR + 2.26%), 5.84%, 06/12/34Δ ^	15,000	15,305
Uber Technologies, Inc.
4.50%, 08/15/29 144A	1,790,000	1,735,582
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,099,343
2.10%, 08/01/32Δ	150,000	119,552
United Parcel Service, Inc.
6.20%, 01/15/38	40,000	42,866
United Rentals North America, Inc.
6.13%, 03/15/34 144A	1,880,000	1,867,646
United Wholesale Mortgage LLC
5.50%, 04/15/29 144A	1,000,000	964,214
UnitedHealth Group, Inc.
2.00%, 05/15/30	40,000	34,497
6.88%, 02/15/38	40,000	45,320
2.75%, 05/15/40	700,000	495,625
4.25%, 06/15/48	15,000	12,065
5.05%, 04/15/53Δ	560,000	505,448
Universal Health Services, Inc.
2.65%, 10/15/30Δ	700,000	602,239
Valero Energy Corporation
3.65%, 12/01/51	10,000	6,756
Ventas Realty LP REIT
3.00%, 01/15/30	1,710,000	1,546,565
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	479,778
3.88%, 11/01/33 144A	910,000	782,448
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	400,000	442,356
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ ^	450,000	471,208
7.00%, 01/15/30 144A Δ	30,000	30,478
8.38%, 06/01/31 144A	1,030,000	1,075,280
9.88%, 02/01/32 144A	150,000	164,686
Veralto Corporation
5.45%, 09/18/33	4,705,000	4,727,108
Verizon Communications, Inc.
1.75%, 01/20/31	650,000	536,004
2.55%, 03/21/31	1,000,000	862,147
2.88%, 11/20/50	90,000	55,435
VFH Parent LLC
7.50%, 06/15/31 144A	1,990,000	2,048,998
Viatris, Inc.
4.00%, 06/22/50Δ	20,000	13,657
Viper Energy, Inc.
7.38%, 11/01/31 144A Δ	750,000	785,783
Visa, Inc.
2.05%, 04/15/30Δ	10,000	8,750
Vistra Operations Co. LLC
5.70%, 12/30/34 144A	235,000	232,700

See Notes to Financial Statements.

	Par	Value
VMware LLC
4.65%, 05/15/27Δ	$700,000	$697,578
3.90%, 08/21/27	515,000	503,558
1.80%, 08/15/28	225,000	201,928
4.70%, 05/15/30	5,000	4,897
2.20%, 08/15/31	600,000	498,131
Vontier Corporation
2.40%, 04/01/28	700,000	632,289
Vulcan Materials Co.
5.35%, 12/01/34	935,000	933,009
Walmart, Inc.
5.25%, 09/01/35Δ	30,000	30,932
Warnermedia Holdings, Inc.
4.05%, 03/15/29	2,776,000	2,584,479
4.28%, 03/15/32	350,000	308,616
5.14%, 03/15/52	347,000	259,236
Waste Management, Inc.
1.15%, 03/15/28Δ	250,000	223,745
4.95%, 07/03/31	788,000	789,154
4.95%, 03/15/35	1,205,000	1,175,651
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ Δ ^	1,050,000	1,020,421
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	1,700,000	1,697,007
3.00%, 10/23/26	1,000,000	970,337
4.30%, 07/22/27	1,125,000	1,109,482
(Floating, U.S. SOFR + 1.07%), 5.68%, 04/22/28†	2,600,000	2,622,777
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,931,752
(Variable, U.S. SOFR + 2.10%), 2.39%, 06/02/28^	35,000	32,972
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,793,832
4.15%, 01/24/29	125,000	121,231
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ ^	750,000	775,988
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30Δ ^	3,100,000	3,107,764
(Variable, CME Term SOFR 3M + 1.43%), 2.88%, 10/30/30^	75,000	67,713
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	75,000	66,172
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,886,495
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	1,979,089
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	5,000	4,994
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51Δ ^	15,000	13,352
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	894,030
4.25%, 04/15/28	10,000	9,794
4.13%, 03/15/29	45,000	43,585
	Par	Value
WESCO Distribution, Inc.
6.38%, 03/15/29 144A	$405,000	$410,919
6.63%, 03/15/32 144A Δ	305,000	310,379
Western Digital Corporation
4.75%, 02/15/26	825,000	817,761
2.85%, 02/01/29	55,000	49,009
Western Midstream Operating LP
5.45%, 11/15/34	2,910,000	2,812,692
5.45%, 04/01/44	75,000	66,863
5.30%, 03/01/48	55,000	46,814
5.25%, 02/01/50	10,000	8,568
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34Δ	100,000	101,425
Whirlpool Corporation
5.75%, 03/01/34Δ	300,000	294,748
Whistler Pipeline LLC
5.70%, 09/30/31 144A	850,000	849,627
William Carter Co. (The)
5.63%, 03/15/27 144A	550,000	545,826
Williams Cos., Inc. (The)
5.65%, 03/15/33	525,000	530,089
Williams Scotsman, Inc.
6.13%, 06/15/25 144A	500,000	499,802
Willis North America, Inc.
2.95%, 09/15/29	40,000	36,417
3.88%, 09/15/49	10,000	7,366
Workday, Inc.
3.70%, 04/01/29	325,000	309,204
3.80%, 04/01/32	225,000	204,962
WP Carey, Inc. REIT
3.85%, 07/15/29	900,000	856,488
WRKCo, Inc.
3.75%, 03/15/25	500,000	498,728
4.00%, 03/15/28	1,100,000	1,067,861
Yum! Brands, Inc.
4.63%, 01/31/32	1,450,000	1,341,318
ZF North America Capital, Inc.
6.88%, 04/23/32 144A	1,065,000	1,011,183
Total Corporate Bonds (Cost $835,612,151)		813,624,681
FOREIGN BONDS — 10.4%
Australia — 0.1%
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	192,608
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.91%), 1.63%, 09/23/27 144A Δ ^	850,000	803,596
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A ^	600,000	508,025
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	608,784
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	$175,000	$172,346
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	259,186
		2,544,545
Brazil — 1.0%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/25(B) »	67,400,000	10,578,311
0.00%, 10/01/25(B) »	98,037,000	14,287,629
Brazilian Government International Bond
6.13%, 03/15/34	400,000	373,533
7.13%, 05/13/54	800,000	741,254
Vale Overseas, Ltd.
6.40%, 06/28/54	980,000	964,569
		26,945,296
Canada — 1.0%
1011778 BC ULC
6.13%, 06/15/29 144A	1,530,000	1,536,867
5.63%, 09/15/29 144A	1,045,000	1,030,654
4.00%, 10/15/30 144A	605,000	541,622
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	72,496
Brookfield Finance, Inc.
5.68%, 01/15/35	550,000	554,666
3.50%, 03/30/51	820,000	567,010
Canadian National Railway Co.
2.45%, 05/01/50	35,000	20,518
Canadian Natural Resources, Ltd.
5.40%, 12/15/34 144A	720,000	700,812
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,177,305
Constellation Software, Inc.
5.46%, 02/16/34 144A	1,476,000	1,481,826
Element Fleet Management Corporation
6.32%, 12/04/28 144A	350,000	364,913
Enbridge, Inc.
2.50%, 08/01/33Δ	850,000	682,952
5.63%, 04/05/34	400,000	402,739
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28	400,000	397,527
5.63%, 08/16/32	800,000	810,489
6.00%, 12/07/33	500,000	515,726
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	1,290,000	1,373,463
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	600,141
Parkland Corporation
6.63%, 08/15/32 144A	800,000	792,401
Province of Ontario Canada
3.65%, 06/02/33(C)	3,600,000	2,500,303
	Par	Value
Province of Quebec Canada
0.60%, 07/23/25	$3,990,000	$3,906,488
3.60%, 09/01/33(C)	5,000,000	3,448,868
Rogers Communications, Inc.
4.35%, 05/01/49	30,000	23,550
Toronto-Dominion Bank (The)
4.46%, 06/08/32	775,000	734,383
TransCanada PipeLines, Ltd.
4.10%, 04/15/30	5,000	4,750
Triton Container International, Ltd.
3.15%, 06/15/31 144A	564,000	480,072
3.25%, 03/15/32	975,000	828,838
		26,551,379
Cayman Islands — 0.1%
AP Grange Holdings LLC
5.00%, 03/20/45†††	300,000	316,500
6.50%, 03/20/45†††	2,646,005	2,598,707
		2,915,207
Chile — 0.2%
Chile Government International Bond
3.50%, 01/31/34	1,220,000	1,052,539
4.95%, 01/05/36	1,611,005	1,527,154
3.10%, 05/07/41	1,695,000	1,215,922
4.34%, 03/07/42	600,000	504,321
		4,299,936
China — 0.1%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/26 144A	2,500,000	2,419,256
Colombia — 0.1%
Colombia Government International Bond
8.00%, 11/14/35	2,530,000	2,550,240
Ecopetrol SA
8.63%, 01/19/29Δ	90,000	95,536
6.88%, 04/29/30	40,000	39,069
8.88%, 01/13/33	220,000	224,349
8.38%, 01/19/36	535,000	516,365
		3,425,559
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,758,789
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,130,996
		3,889,785
Dominican Republic — 0.0%
Dominican Republic International Bond
7.05%, 02/03/31	258,000	264,837

See Notes to Financial Statements.

	Par	Value
6.60%, 06/01/36 144A	$198,000	$196,911
		461,748
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,791
France — 0.5%
BNP Paribas SA
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,651,050
(Variable, U.S. SOFR + 1.59%), 5.50%, 05/20/30 144A ^	280,000	280,485
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,537,652
4.63%, 09/12/28 144A	375,000	366,115
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	306,896
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	592,400
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,066,613
Credit Agricole SA
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	1,775,000	1,749,383
(Floating, U.S. SOFR + 1.21%), 5.66%, 09/11/28 144A † Δ	900,000	906,102
(Variable, U.S. SOFR + 1.69%), 5.34%, 01/10/30 144A Δ ^	950,000	950,369
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A ^	3,060,000	3,075,022
SNF Group SACA
3.38%, 03/15/30 144A	680,000	596,559
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	953,608
TotalEnergies Capital International SA
2.83%, 01/10/30	30,000	27,307
		14,059,561
Germany — 0.4%
Deutsche Bank AG
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	1,800,000	1,812,174
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,535,205
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	438,718
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	859,816
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	800,000	764,281
(Variable, U.S. SOFR + 2.05%), 5.40%, 09/11/35^	300,000	284,792
	Par	Value
Kreditanstalt fuer Wiederaufbau
5.13%, 09/29/25	$3,840,000	$3,861,353
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A ^	1,200,000	1,222,732
		10,779,071
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	194,398
Hungary — 0.0%
Hungary Government International Bond
6.13%, 05/22/28	500,000	508,597
3.13%, 09/21/51	1,290,000	758,576
		1,267,173
Indonesia — 0.1%
Indonesia Treasury Bond
6.75%, 07/15/35(I)	55,365,000,000	3,379,132
Ireland — 0.4%
AerCap Ireland Capital DAC
6.50%, 07/15/25	290,000	291,951
2.45%, 10/29/26	800,000	766,400
3.00%, 10/29/28	800,000	740,945
6.15%, 09/30/30	2,095,000	2,189,406
3.30%, 01/30/32	4,460,000	3,888,552
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A	870,000	873,658
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 144A	350,000	349,962
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	843,000	728,536
		9,829,410
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	940,000	872,684
Israel Government International Bond
5.38%, 03/12/29	2,000,000	1,996,292
Leviathan Bond, Ltd.
6.13%, 06/30/25 144A	315,000	313,428
6.50%, 06/30/27 144A	70,000	67,895
		3,250,299
Italy — 0.2%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,481,759
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 06/03/32 144A ^	$400,000	$348,202
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	275,000	265,905
		5,095,866
Japan — 0.8%
Aircastle, Ltd.
6.50%, 07/18/28 144A	1,820,000	1,881,743
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.03%), 5.80%, 09/11/54 144A ^	1,400,000	1,405,067
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,242,836
4.29%, 07/26/38	30,000	27,361
Mizuho Financial Group, Inc.
(Variable, CME Term SOFR 3M + 1.09%), 2.23%, 05/25/26^	1,600,000	1,582,789
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28^	1,700,000	1,723,566
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	1,952,621
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35^	1,800,000	1,825,410
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A ^	1,000,000	1,009,799
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	2,100,000	2,070,418
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	227,680
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28Δ	2,300,000	2,063,326
5.42%, 07/09/31Δ	1,300,000	1,315,394
5.77%, 01/13/33	1,740,000	1,791,105
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	1,700,000	1,716,473
		21,835,588
Jersey — 0.0%
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	845,756	669,632
Luxembourg — 0.2%
ArcelorMittal SA
6.80%, 11/29/32	2,570,000	2,748,015
7.00%, 10/15/39	10,000	10,682
	Par	Value
6.75%, 03/01/41	$1,415,000	$1,460,585
		4,219,282
Mexico — 0.3%
Cemex SAB de CV
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 06/08/26 144A ρ ^	615,000	606,701
3.88%, 07/11/31 144A	4,875,000	4,255,577
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	338,011
Mexico Government International Bond
4.75%, 04/27/32Δ	2,300,000	2,089,542
6.35%, 02/09/35	430,000	421,077
3.77%, 05/24/61	2,232,000	1,271,560
		8,982,468
Morocco — 0.0%
OCP SA
6.75%, 05/02/34 144A	880,000	898,017
Netherlands — 0.7%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,254,887
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A	865,000	894,690
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52^	900,000	899,755
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	2,300,000	2,277,315
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A Δ ^	2,200,000	2,226,379
Deutsche Telekom International Finance BV
8.75%, 06/15/30	55,000	63,995
Enel Finance International NV
5.00%, 06/15/32 144A	1,200,000	1,170,087
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,600,729
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	982,570
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,587,861
NXP BV
2.70%, 05/01/25	1,700,000	1,688,573
3.88%, 06/18/26	1,500,000	1,480,424
3.40%, 05/01/30	250,000	229,705

See Notes to Financial Statements.

	Par	Value
2.50%, 05/11/31	$200,000	$170,585
Prosus NV
3.68%, 01/21/30 144A	200,000	180,607
3.83%, 02/08/51 144A	200,000	129,664
		18,837,826
New Zealand — 0.1%
ANZ Bank New Zealand, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 07/10/34 144A ^	1,350,000	1,368,248
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	597,021
		1,965,269
Norway — 0.3%
Aker BP ASA
4.00%, 01/15/31 144A	4,725,000	4,361,775
Var Energi ASA
8.00%, 11/15/32 144A	2,610,000	2,934,714
		7,296,489
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	600,000	545,950
4.50%, 04/16/50	250,000	155,068
6.85%, 03/28/54Δ	240,000	205,416
		906,434
Peru — 0.0%
Peruvian Government International Bond
5.38%, 02/08/35	100,000	96,292
2.78%, 12/01/60	10,000	5,295
3.23%, 07/28/21~ Δ	50,000	26,464
		128,051
Philippines — 0.0%
Philippine Government International Bond
2.95%, 05/05/45	975,000	655,038
Poland — 0.0%
Republic of Poland Government International Bond
5.13%, 09/18/34	610,000	591,697
5.50%, 03/18/54	760,000	701,308
		1,293,005
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48Δ	1,000,000	950,460
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,075,067
	Par	Value
3.62%, 05/26/30(E) 144A	$250,000	$243,497
2.00%, 04/14/33(E)	2,400,000	1,891,316
6.38%, 01/30/34	70,000	67,123
5.75%, 03/24/35 144A	1,802,000	1,610,828
3.38%, 01/28/50(E) 144A	60,000	40,613
3.38%, 01/28/50(E)	70,000	47,381
		5,975,825
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
5.75%, 07/17/54 144A	290,000	271,746
Singapore — 0.0%
Flex, Ltd.
4.88%, 06/15/29	10,000	9,805
Greenko Power II, Ltd.
4.30%, 12/13/28 144A	167,000	157,418
		167,223
South Africa — 0.2%
Republic of South Africa Government Bond
9.00%, 01/31/40(S)	87,625,000	3,955,262
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	262,209
5.88%, 04/20/32	360,000	338,563
7.10%, 11/19/36 144A	780,000	761,467
7.30%, 04/20/52Δ	370,000	336,041
7.95%, 11/19/54 144A	470,000	451,518
		6,105,060
South Korea — 0.1%
Export-Import Bank of Korea
5.13%, 01/11/33	200,000	200,966
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	247,220
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A	1,300,000	1,262,661
		1,710,847
Spain — 0.1%
Banco Santander SA
3.31%, 06/27/29	400,000	371,629
2.75%, 12/03/30	200,000	169,467
5.44%, 07/15/31	1,000,000	998,483
6.92%, 08/08/33	1,200,000	1,260,949
Telefonica Emisiones SA
7.05%, 06/20/36	25,000	27,512
		2,828,040
Supranational — 0.3%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	250,000	218,089
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	1,799,140
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
European Union
2.88%, 10/05/29(E)	$6,300,000	$6,636,042
		8,653,271
Switzerland — 0.6%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/51	10,000	5,863
4.15%, 05/01/52	10,000	7,128
UBS Group AG
4.28%, 01/09/28 144A	1,800,000	1,760,689
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	409,343
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,507,130
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	343,955
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	582,153
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,138,720
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	220,000	252,655
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	849,417
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	5,220,000	5,257,626
		16,114,679
Turkey — 0.2%
Turkiye Government International Bond
6.50%, 01/03/35	5,125,000	4,800,272
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,017,050
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A	2,500,000	2,416,396
		3,433,446
United Kingdom — 1.7%
Anglo American Capital PLC
5.75%, 04/05/34 144A	1,000,000	1,006,959
BAE Systems PLC
5.30%, 03/26/34 144A	2,925,000	2,920,093
Barclays PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	534,683
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,946,234
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,060,321
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,500,000	1,486,886
	Par	Value
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ ^	$650,000	$622,897
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ ^	350,000	361,177
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.67%), 6.13%, 03/18/35ρ ^	800,000	788,278
British Telecommunications PLC
9.63%, 12/15/30	40,000	48,566
CK Hutchison International 23, Ltd.
4.75%, 04/21/28 144A	200,000	198,920
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	123,415
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29Δ ^	2,650,000	2,722,403
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29Δ ^	1,700,000	1,666,308
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,115,288
4.95%, 03/31/30	200,000	198,078
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,190,000	1,862,113
(Variable, U.S. SOFR + 2.39%), 6.25%, 03/09/34^	400,000	415,431
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	1,980,000	2,153,376
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,321,372
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 01/05/28^	200,000	201,720
4.38%, 03/22/28	2,200,000	2,150,128
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	611,299
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	775,000	799,290
Nationwide Building Society
4.85%, 07/27/27 144A Δ	650,000	650,673
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	612,669
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,872,206
Royalty Pharma PLC
1.20%, 09/02/25	1,000,000	975,581
5.40%, 09/02/34Δ	947,000	922,319
3.30%, 09/02/40	5,000	3,620
3.35%, 09/02/51	20,000	12,731
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	304,370
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	2,300,000	2,215,562
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,168,509

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	$1,200,000	$1,027,011
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 02/18/36 144A ^	2,590,000	2,240,808
United Kingdom Gilt
0.25%, 01/31/25(U)	2,975,000	3,711,330
4.13%, 01/29/27(U)	965,000	1,201,971
Vodafone Group PLC
4.25%, 09/17/50Δ	25,000	19,465
5.88%, 06/28/64	1,300,000	1,261,763
		46,515,823
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	735,000	766,542
6.90%, 02/28/32 144A	1,610,000	1,573,601
		2,340,143
Total Foreign Bonds (Cost $298,438,199)		288,870,346
LOAN AGREEMENTS — 1.0%
AL GCX Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.26%, 05/17/29†	1,000,000	1,008,000
Alliant Holdings Intermediate LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.11%, 09/19/31†	548,625	550,715
Arcosa, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.61%, 10/01/31†	800,000	807,504
Arsenal AIC Parent LLC 2024-A Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.61%, 08/18/30†	792,020	799,742
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 8.61%, 09/19/30†	498,750	498,127
Bombardier Recreational Products, Inc. 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.11%, 12/13/29†	245,023	245,858
Boost Newco Borrower LLC USD Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.83%, 01/31/31†	748,125	753,583
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.86%, 07/01/31†	271,805	272,918
	Par	Value
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.01%, 07/01/31†	$207,921	$208,773
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.09%, 07/01/31†	438,167	439,961
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.86%, 07/01/31†	368,060	369,873
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.96%, 11/13/29†	458,599	456,042
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
0.00%, 11/13/29† ††† Σ	40,252	40,031
Champions Holdco, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.75%), 9.27%, 02/23/29†	548,612	521,011
Citadel Securities LP 2024-1 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 6.33%, 10/31/31†	990,067	994,116
Citco Funding LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 7.31%, 04/27/28†	790,030	797,717
Claudius Finance Parent S.a r.l. Facility B
(Floating, ICE EURIBOR USD 3M + 3.50%), 6.59%, 07/10/28†	1,000,000	1,039,677
Concentra Health Services, Inc. Term Loan B
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.61%, 07/26/31†	1,296,750	1,308,097
CP Atlas Buyer, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.21%, 11/23/27†	147,399	144,007
CPI Holdco B LLC First Amendment Incremental Term Loan
0.00%, 05/17/31† Σ	150,000	150,141
CPI Holdco B LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.36%, 05/17/31†	399,000	398,679
Drive Bidco B.V. Facility B
(Floating, ICE Euribor USD 6M + 4.50%), 8.13%, 07/23/31†	1,000,000	1,039,734
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.36%, 02/28/31†	297,008	300,774
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
EMRLD Borrower LP Initial Term B Loan
(Floating, ICE CME Term SOFR USD 6M + 2.50%), 6.93%, 05/31/30†	$990,000	$995,118
EyeCare Partners LLC Tranche A Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.75%), 10.37%, 08/31/28†	122,535	124,316
EyeCare Partners LLC Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.00%), 5.72%, 11/30/28†	518,099	407,356
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 9.85%, 03/30/27†	341,535	321,613
GFL Environmental, Inc. 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%, 0.50% Floor), 6.61%, 07/03/31†	698,250	700,432
HighTower Holding LLC Amendment No. 7 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.07%, 04/21/28†	148,108	149,095
HV Eight LLC Loan
(Floating, ICE USD CHECK + 3.50%, 1.00% Floor), 7.43%, 11/22/27† †††	802,383	827,325
ISolved, Inc. Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.61%, 10/15/30†	497,503	504,110
ITT Holdings LLC Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.11%, 10/11/30†	1,097,236	1,105,328
Jefferies Finance LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 7.36%, 10/21/31†	150,000	150,797
NA Rail Hold Co. LLC Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 8.59%, 10/19/26†	789,636	800,000
Peer Holding III B.V. Term Loan B5
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 7.33%, 07/01/31†	1,300,000	1,308,937
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 7.13%, 01/26/27† †††	982,750	974,495
	Par	Value
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 7.13%, 01/26/27† †††	$270,085	$267,438
Southern Veterinary Partners LLC 2024-3 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 7.71%, 12/04/31†	382,939	386,124
Summit Materials LLC Term B-2 Loan
0.00%, 01/12/29† Σ	1,640,867	1,644,969
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.15%, 01/12/29†	1,292,489	1,295,720
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.83%, 01/19/32†	299,250	300,224
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.11%, 07/08/31†	1,296,750	1,307,124
UGI Energy Services LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.86%, 02/22/30†	1,290,127	1,297,919
VFH Parent LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.11%, 06/21/31†	250,000	251,368
Waystar Technologies, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.60%, 10/22/29†	379,615	381,830
WhiteWater DBR Holdco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.63%, 03/03/31†	498,750	502,334
Total Loan Agreements (Cost $29,243,830)		29,149,052
MORTGAGE-BACKED SECURITIES — 40.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 5.66%, 09/15/34 144A †	1,200,000	1,191,786
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	616,747
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 5.02%, 03/17/39(U) †	300,740	369,323

See Notes to Financial Statements.

	Par	Value
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.83%, 09/25/46†	$130,220	$123,975
Angel Oak Mortgage Trust, Series 2021-6, Class A1
1.46%, 09/25/66 144A	1,240,845	1,023,423
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.30% on 02/25/28), 6.25%, 01/25/69 144A STEP	863,359	867,994
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,164,608
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.60% on 09/25/28), 3.85%, 04/25/64 144A STEP	968,866	925,746
ATLX Trust, Series 2024-RPL2, Class A1
(Step to 4.53% on 11/25/28), 3.85%, 04/25/63 144A STEP	1,929,998	1,858,216
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	1,750,000	1,463,041
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 5.56%, 09/15/38 144A †	2,300,000	2,194,221
Banc of America Funding Trust, Series 2005-D, Class A1
5.67%, 05/25/35† γ	131,802	122,068
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
6.62%, 07/25/34† γ	12,547	11,969
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	2,100,000	1,872,122
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	945,245
BANK, Series 2023-BNK46, Class A4
5.75%, 08/15/56	1,450,000	1,495,072
BANK5, Series 2023-5YR4, Class A3
6.50%, 12/15/56	259,684	271,379
BANK5, Series 2024-5YR10, Class AS
5.64%, 10/15/57	500,000	505,453
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	1,450,000	1,492,868
BANK5, Series 2024-5YR11, Class AS
6.14%, 11/15/57	650,000	666,363
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	742,933
	Par	Value
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	$1,600,000	$1,558,856
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,656,181
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 5.32%, 03/15/37 144A †	650,000	616,142
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 5.57%, 03/15/37 144A †	525,000	468,794
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,706,425
BBCMS Mortgage Trust, Series 2023-5C23, Class AS
7.45%, 12/15/56† γ	650,000	696,340
BBCMS Mortgage Trust, Series 2023-C21, Class AS
6.30%, 09/15/56† γ	675,000	704,482
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	863,235
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	716,136
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 4.79%, 01/25/37†	2,039,376	1,845,881
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.52%, 05/25/35† γ	42,360	39,971
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.75%, 02/25/33† γ	251	252
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.51%, 01/26/36† γ	153,818	114,895
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,711,975
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	983,305
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.89%, 11/15/29 144A †	2,000,000	2,003,159
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 5.74%, 03/15/41 144A †	1,245,761	1,247,701
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	374,250	386,525
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	$375,750	$388,074
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,226,819
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	773,049
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.04%, 06/15/41 144A †	1,000,000	1,003,127
BPR Trust, Series 2024-PMDW, Class A
5.36%, 11/05/29 144A	1,200,000	1,197,341
BRAVO Residential Funding Trust, Series 2022-R1, Class A
(Step to 6.13% on 03/03/25), 3.13%, 01/29/70 144A STEP	1,416,963	1,407,485
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	501,198	504,425
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	501,198	504,410
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 5.76%, 09/15/36 144A †	2,300,000	2,171,904
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 5.24%, 10/15/36 144A †	1,552,304	1,544,337
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.16%, 09/15/36 144A †	1,350,000	1,347,682
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.09%, 08/15/39 144A †	750,000	756,322
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.54%, 08/15/39 144A †	600,000	603,842
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
5.41%, 11/13/46 144A † γ	1,095,000	1,097,053
BX Commercial Mortgage Trust, Series 2024-VLT5, Class B
5.80%, 11/13/46 144A † γ	825,000	827,326
	Par	Value
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 7.74%, 05/15/38 144A †	$500,000	$505,200
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.34%, 07/15/29 144A †	300,000	302,083
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.54%, 07/15/29 144A †	350,000	351,790
CAFL Issuer LLC, Series 2023-RTL1, Class A1
(Step to 9.05% on 07/28/26), 7.55%, 12/28/30 144A STEP	545,000	553,984
CFMT LLC, Series 2022-HB8, Class M2
3.75%, 04/25/25 144A	2,500,000	2,468,514
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	351,875
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	490,816
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	150,000	147,684
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 5.87%, 06/25/55 144A †	2,311,698	2,314,734
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,911,552	1,688,195
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	2,128,256	1,884,666
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.69%, 02/19/34† γ	99,847	97,505
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	328,619
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 5.69%, 10/15/36 144A †	2,300,000	2,283,031
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A
6.36%, 07/10/28 144A † γ	900,000	930,060
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	974,324	974,990

See Notes to Financial Statements.

	Par	Value
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 5.92%, 07/25/54 144A †	$2,349,240	$2,356,712
COLT Mortgage Loan Trust, Series 2021-2, Class A1
0.92%, 08/25/66 144A	499,290	409,193
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.85% on 10/25/27), 7.18%, 09/25/68 144A STEP	1,243,675	1,262,426
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.85% on 10/25/27), 7.58%, 09/25/68 144A STEP	621,838	633,825
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,856,430	1,863,255
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	1,275,000	1,313,943
COMM Mortgage Trust, Series 2024-CBM, Class A2
5.87%, 12/10/41 144A	1,890,000	1,913,553
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.24%, 06/15/41 144A †	2,050,000	2,053,726
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.12%, 10/25/41 144A †	219,713	220,793
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.22%, 12/25/41 144A †	245,000	247,679
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.90%), 8.47%, 04/25/43 144A †	229,179	246,661
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 7.66%, 06/25/43 144A †	200,000	210,979
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.55%), 8.12%, 10/25/43 144A †	1,340,000	1,405,663
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 7.27%, 01/25/44 144A †	1,775,000	1,828,250
	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.37%, 01/25/44 144A †	$450,000	$457,650
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.50%, 2.50% Floor), 7.07%, 02/25/44 144A †	650,000	662,495
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.37%, 02/25/44 144A †	1,425,000	1,440,269
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 7.36%, 03/25/44 144A †	1,375,000	1,418,828
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 6.51%, 03/25/44 144A †	525,000	534,048
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.22%, 05/25/44 144A †	550,000	552,408
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.20% Floor), 5.57%, 07/25/44 144A †	602,488	603,241
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.70%, 1.90% Floor), 6.27%, 07/25/44 144A †	400,000	402,573
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.17%, 09/25/44 144A †	975,000	981,046
Cross Mortgage Trust, Series 2024-H7, Class A2
(Step to 6.82% on 11/25/28), 5.82%, 11/25/69 144A STEP	490,797	489,975
Cross Mortgage Trust, Series 2024-H7, Class A3
(Step to 6.97% on 11/25/28), 5.97%, 11/25/69 144A STEP	343,558	341,705
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 5.33%, 04/15/36 144A †	2,500,000	2,476,319
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	693,897
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CSMC Trust, Series 2010-16, Class B9
4.63%, 06/25/50 144A † γ	$1,683,189	$1,422,449
CSMC Trust, Series 2017-RPL1, Class M1
2.98%, 07/25/57 144A † γ	970,000	823,468
CSMC Trust, Series 2021-RPL1, Class A1
4.07%, 09/27/60 144A † γ	932,340	930,792
CSMC Trust, Series 2021-RPL4, Class A1
4.10%, 12/27/60 144A † γ	2,486,303	2,480,280
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	994,237	969,282
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 5.91%, 07/15/38 144A †	2,600,000	2,322,836
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 5.58%, 06/15/34 144A †	1,021,149	975,726
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	440,000	454,447
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	749,485
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.61%, 02/25/36† γ	450,712	282,550
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,730,331
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.29%, 06/25/66 144A	862,854	712,221
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 1.02%, 0.76% Floor), 5.42%, 10/15/38 144A †	1,099,978	1,099,446
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 5.00%, 06/15/44(U) †	311,783	388,121
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.59%, 07/15/38 144A †	5,901,298	5,909,046
Fashion Show Mall LLC, Series 2024-SHOW, Class A
5.10%, 10/10/29 144A † γ	1,050,000	1,034,885
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	2,335	2,333
7.50%, 11/01/29	931	957
7.50%, 12/01/29	897	927
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 7.36%, 07/01/31†	$1,635	$1,663
7.50%, 11/01/31	5,145	5,133
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 0.00%, 1.98% Floor, 10.60% Cap), 7.35%, 04/01/32†	156	156
5.00%, 08/01/33	1,454	1,450
5.00%, 09/01/33	228	228
5.00%, 10/01/33	783	778
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.28% Cap), 6.66%, 03/01/34†	375	385
5.00%, 12/01/34	13,289	13,199
5.00%, 07/01/35	1,080	1,072
5.00%, 11/01/35	—	1
5.00%, 12/01/35	3,275	3,257
5.00%, 02/01/37	4,069	4,060
4.00%, 02/01/41	12,430	11,744
5.00%, 06/01/41	824	823
3.50%, 04/01/47	3,415,192	3,073,196
4.50%, 08/01/48	453,602	433,707
3.00%, 02/01/49	775,863	676,438
3.50%, 07/01/49	86,855	77,873
3.00%, 09/01/49	1,534,801	1,328,895
4.50%, 09/01/49	216,524	206,091
4.50%, 12/01/49	286,744	272,934
4.00%, 03/01/50	2,977,229	2,759,096
4.50%, 03/01/50	6,821,793	6,468,850
4.50%, 05/01/50	161,351	153,249
2.50%, 11/01/50	104,817	86,844
3.00%, 12/01/50	2,248,192	1,944,229
2.50%, 02/01/51	867,775	713,801
2.00%, 03/01/51	5,248,230	4,114,613
2.00%, 05/01/51	5,757,618	4,512,312
2.50%, 05/01/51	7,359,574	6,072,426
2.50%, 08/01/51	12,037,686	9,965,172
2.50%, 09/01/51	1,513,380	1,246,027
2.00%, 03/01/52	307,195	239,739
4.50%, 03/01/52	198,902	187,352
3.00%, 04/01/52	868,366	738,504
3.00%, 07/01/52	1,570,258	1,336,694
6.00%, 11/01/52	937,841	955,573
6.00%, 01/01/53	1,639,253	1,665,238
5.00%, 03/01/53	765,032	740,561
5.00%, 04/01/53‡‡	2,229,727	2,157,667
5.50%, 04/01/53	182,623	180,469
4.50%, 05/01/53	5,320,830	5,076,272
5.50%, 06/01/53	1,317,713	1,302,922
5.50%, 08/01/53	8,735,850	8,631,168
5.50%, 09/01/53	12,454,984	12,299,013
6.00%, 09/01/53	5,590,427	5,667,734

See Notes to Financial Statements.

	Par	Value
6.50%, 12/01/53	$1,661,855	$1,710,385
5.50%, 05/01/54‡‡	3,668,085	3,621,488
6.50%, 06/01/54	7,622,443	7,912,006
5.50%, 10/01/54‡‡	6,378,908	6,296,874
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 5.21%, 06/15/37†	34,512	34,055
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 5.41%, 07/15/40†	95,061	94,107
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.32%, 08/15/40†	391,723	384,743
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.32%, 10/15/40†	338,095	332,014
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.22%, 01/25/34 144A †	85,913	86,515
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.07%, 03/25/42 144A †	357,000	373,485
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.05%), 5.62%, 10/25/44 144A †	665,625	667,707
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.45%), 6.02%, 10/25/44 144A †	300,000	301,733
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.82%, 03/25/44 144A †	729,670	733,115
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.82%, 03/25/44 144A †	1,187,360	1,199,434
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.57%, 03/25/44 144A †	$525,000	$533,618
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.56%, 07/01/27†	1,372	1,357
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.76% Cap), 6.87%, 08/01/27†	648	649
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 6.08%, 11/01/27 CONV †	1,028	1,013
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.63%, 12/01/30 CONV †	894	903
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 6.05%, 06/01/32†	4,324	4,327
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.20% Cap), 4.52%, 08/01/32†	4,185	4,092
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.60%, 05/01/33†	3,273	3,201
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 5.80%, 12/01/34†	9,252	9,354
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.50% Cap), 4.51%, 11/01/35†	33	32
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.94% Floor, 12.81% Cap), 4.71%, 05/01/36†	5,873	5,799
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 10.70% Cap), 5.08%, 12/01/37†	3,235	3,202
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 6.08%, 01/01/38†	1,004	1,002
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.67% Cap), 6.33%, 06/01/40†	6,813	6,881
6.33%, 10/01/40†	12,283	12,363
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 6.10%, 11/01/40†	$2,461	$2,457
4.50%, 04/01/41	43,924	42,587
4.50%, 08/01/41	15,134	14,673
2.50%, 11/01/42	8,409	7,166
2.50%, 12/01/42	4,582	3,888
3.00%, 12/01/42	5,652	4,991
2.50%, 01/01/43	6,181	5,256
3.00%, 01/01/43	32,036	28,279
2.50%, 02/01/43	6,791	5,750
2.50%, 03/01/43	558,098	472,678
3.00%, 03/01/43	83,983	74,082
2.50%, 04/01/43	705,440	599,744
3.00%, 04/01/43	128,099	112,935
2.50%, 05/01/43	10,084	8,488
3.00%, 05/01/43	77,391	68,228
2.50%, 06/01/43	12,091	10,303
3.00%, 06/01/43	25,785	22,732
3.00%, 07/01/43	209,661	184,838
2.50%, 08/01/43	112,500	95,284
2.50%, 10/01/43	19,412	16,547
4.50%, 10/01/43	1,435	1,379
4.50%, 04/01/45	203,348	196,027
4.50%, 05/01/45	24,238	23,365
4.50%, 06/01/45	187,004	179,694
4.00%, 08/01/45	1,474,991	1,376,752
3.00%, 11/01/45	424,096	368,675
4.50%, 11/01/46	164,354	157,657
4.50%, 01/01/47	16,907	16,232
4.50%, 03/01/47	230,836	220,887
4.50%, 06/01/47	183,753	175,542
4.50%, 07/01/47	349,367	334,559
3.50%, 09/01/47	7,027,348	6,243,680
3.50%, 10/01/47	8,147,250	7,245,379
3.50%, 11/01/47	10,673,030	9,489,388
4.50%, 11/01/47	90,731	86,956
3.50%, 12/01/47	10,475,343	9,320,068
4.00%, 12/01/47	170,013	158,178
4.00%, 01/01/48	159,416	148,298
4.00%, 02/01/48	598,188	556,137
4.00%, 03/01/48	417,418	387,603
4.00%, 06/01/48	248,079	230,780
4.00%, 07/01/48	502,361	466,855
3.50%, 08/01/48	2,188,757	1,948,659
4.00%, 08/01/48	1,206,418	1,122,495
4.50%, 09/01/48	234,997	224,388
5.00%, 09/01/48	115,754	113,213
5.00%, 11/01/48	1,040,814	1,025,428
4.50%, 01/01/49	198,396	189,190
4.50%, 02/01/49	42,831	40,822
4.50%, 05/01/49	660,191	629,353
4.50%, 06/01/49	419,888	399,439
4.50%, 07/01/49	335,729	320,100
4.50%, 09/01/49	52,074	49,450
3.00%, 12/01/49	522,463	451,983
	Par	Value
4.50%, 01/01/50	$4,665	$4,451
4.50%, 03/01/50	4,170	3,948
4.50%, 05/01/50	529,011	503,723
2.50%, 06/01/50	686,849	569,465
4.50%, 06/01/50	54,126	51,563
4.50%, 07/01/50	25,554	24,231
2.50%, 09/01/50	2,413,382	2,002,790
2.00%, 10/01/50	5,356,044	4,206,441
2.00%, 11/01/50	6,246,177	4,906,500
2.50%, 11/01/50	898,586	744,304
4.50%, 12/01/50	385,534	367,779
2.50%, 01/01/51	1,816,386	1,494,079
2.50%, 02/01/51	44,426	36,833
4.50%, 02/01/51	934,177	882,981
2.50%, 03/01/51	136,879	113,595
2.00%, 04/01/51	1,030,557	806,532
2.00%, 05/01/51	4,504,169	3,531,081
2.50%, 09/01/51	172,431	142,636
2.50%, 10/01/51	682,664	564,160
2.50%, 11/01/51	712,810	588,970
2.00%, 04/01/52	8,220,953	6,410,779
3.00%, 04/01/52	795,243	678,553
2.00%, 05/01/52	859,483	669,969
3.00%, 05/01/52	3,639,477	3,096,604
3.00%, 06/01/52	870,445	740,825
3.00%, 07/01/52	673,333	573,220
4.00%, 09/01/52	877,324	802,720
5.50%, 09/01/52	1,677,820	1,675,919
4.00%, 12/01/52	377,310	345,654
6.00%, 12/01/52	800,187	815,317
5.00%, 04/01/53	1,342,350	1,299,488
5.50%, 04/01/53	2,521,832	2,506,323
4.00%, 05/01/53	925,084	846,609
5.00%, 05/01/53	11,772,070	11,393,304
5.00%, 06/01/53	1,230,836	1,195,132
5.00%, 08/01/53‡‡	898,487	869,404
6.50%, 09/01/53	920,709	942,924
5.50%, 10/01/53‡‡	7,174,491	7,092,546
6.50%, 10/01/53	1,601,668	1,638,392
6.00%, 11/01/53	21,897,344	22,032,291
6.50%, 11/01/53	1,420,419	1,451,621
6.50%, 12/01/53	4,286,800	4,383,019
5.50%, 06/01/54	1,159,560	1,144,829
6.00%, 06/01/54	2,875,518	2,920,059
6.00%, 09/01/54	2,648,832	2,681,819
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	6,914,998	442,867
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 5.16%, 10/18/30†	2,476	2,470

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	$90,751	$91,205
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	8,395	8,898
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	28,182	30,203
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	130,652	4,087
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	683,499	694,126
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	928,966
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,545,520
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	606,814
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 5.35%, 02/25/33†	590,151	592,771
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.23%, 07/25/44†	190,264	182,698
FIGRE Trust, Series 2024-HE6, Class A
5.72%, 12/25/54 144A	650,000	655,284
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.29%, 06/25/34† γ	66,285	65,131
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	2,092,363	1,930,221
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.74% on 09/25/26), 5.73%, 08/25/67 144A STEP	478,858	478,042
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.74% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,436,574	1,432,417
	Par	Value
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	$1,462,890	$1,471,499
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/29†	5,604	5,577
8.50%, 11/20/30	2,310	2,423
5.50%, 11/15/32	2,328	2,369
5.50%, 01/15/33	929	927
5.50%, 02/15/33	4,399	4,393
5.50%, 03/15/33	4,371	4,370
5.50%, 07/15/33	4,884	4,908
5.50%, 08/15/33	2,155	2,194
5.50%, 09/15/33	877	895
5.50%, 04/15/34	2,233	2,246
5.50%, 05/15/34	1,884	1,918
5.50%, 09/15/34	20,648	20,995
5.50%, 12/15/34	19,710	20,065
5.50%, 01/15/35	17,103	17,410
4.00%, 10/20/40	1,955	1,853
4.00%, 08/20/43	114,895	108,496
3.00%, 01/15/45	533,538	467,652
3.50%, 04/15/45	180,007	165,020
4.00%, 05/20/45	9,798	9,219
4.00%, 10/20/45	70,903	66,646
4.50%, 05/20/48	410,993	394,349
5.00%, 07/20/48	91,971	90,744
4.50%, 08/20/48	1,024,053	982,104
5.00%, 08/20/48	105,308	103,675
4.50%, 09/20/48	705,746	676,836
5.00%, 10/20/48	442,953	436,700
5.00%, 11/20/48	777,226	763,774
4.50%, 12/20/48	404,576	387,941
5.00%, 12/20/48	457,307	450,357
4.50%, 01/20/49	1,469,199	1,408,659
5.00%, 01/20/49	1,398,734	1,373,591
4.00%, 02/20/49	798,022	743,692
4.50%, 02/20/49	164,916	158,120
5.00%, 02/20/49	32,477	31,913
4.00%, 03/20/49	462,755	431,179
4.50%, 03/20/49	117,527	112,684
5.00%, 03/20/49	147,998	145,520
3.00%, 08/20/49	1,146,050	1,002,001
5.00%, 08/20/49	2,224,378	2,190,575
4.50%, 10/20/49	141,641	135,540
5.00%, 11/20/49	187,182	184,598
3.50%, 02/20/50	512,780	463,628
3.00%, 03/20/50	6,367,886	5,548,097
2.50%, 09/20/51	345,106	283,933
2.50%, 10/20/51	815,666	672,748
2.50%, 11/20/51	510,406	422,539
3.00%, 11/20/51	745,317	646,608
2.50%, 12/20/51	1,111,055	916,380
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 12/20/51	$759,450	$659,227
4.50%, 09/20/52	3,383,013	3,206,549
3.50%, 02/20/53	1,711,397	1,537,716
5.50%, 01/01/54 TBA	12,000,000	11,899,681
6.00%, 01/01/54 TBA	31,000,000	31,213,798
6.50%, 01/01/54 TBA	4,000,000	4,068,709
7.00%, 02/20/54	646,116	662,571
2.00%, 01/01/55 TBA	5,000,000	3,996,173
2.50%, 01/01/55 TBA	8,000,000	6,678,143
4.50%, 01/01/55 TBA	2,000,000	1,891,099
5.00%, 01/01/55 TBA	5,295,000	5,140,009
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.78%, 05/20/37†	39,119	39,069
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 5.32%, 05/20/65†	833,266	831,084
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 5.20%, 05/20/65†	206,757	206,343
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 5.34%, 06/20/65†	1,149,579	1,146,584
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 5.35%, 06/20/65†	624,480	622,684
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.37%, 06/20/65†	1,186,690	1,184,029
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.37%, 07/20/65†	1,432,693	1,429,199
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 5.43%, 06/20/65†	68,640	68,548
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.37%, 07/20/65†	181,101	180,704
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.37%, 08/20/65†	196,785	196,257
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.37%, 09/20/65†	250,610	250,017
	Par	Value
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 5.39%, 09/20/65†	$272,388	$271,692
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 5.29%, 10/20/65†	598,928	598,589
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.45%, 08/20/61†	1,364	1,366
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 6.72%, 07/20/67†	830,462	839,988
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,512,854	2,822,257
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.81%, 01/25/37†	241,721	215,546
GS Mortgage Securities Corporation Trust, Series 2013-PEMB, Class A
3.55%, 03/05/33 144A † γ	1,355,000	1,124,687
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 08/10/50	850,000	808,367
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,183,125	1,821,190
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.33%, 09/25/35† γ	122,566	116,180
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 8.13%, 07/09/25 144A †	1,211,424	1,215,494
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 5.17%, 10/25/34†	4,972	4,818
IndyMac ARM Trust, Series 2001-H2, Class A1
6.62%, 01/25/32† γ	2,421	2,344
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	2,650,000	2,348,360
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.11%, 1.11% Floor), 5.50%, 04/15/37 144A †	1,147,128	1,111,482

See Notes to Financial Statements.

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
3.02%, 01/05/39 144A	$1,277,000	$1,177,967
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.80%, 10/05/39 144A † γ	1,350,000	1,367,309
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.74%, 02/25/35† γ	8,618	8,081
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,561,952	1,436,357
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	697,613	641,331
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,795,087	1,677,287
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	834,567	680,049
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,810,842	1,508,367
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,746,701	1,517,810
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	1,569,998	1,524,883
JP Morgan Mortgage Trust, Series 2024-1, Class A2
6.00%, 06/25/54 144A † γ	1,740,886	1,740,423
JP Morgan Mortgage Trust, Series 2024-4, Class A5A
6.00%, 10/25/54 144A	725,000	721,653
JP Morgan Mortgage Trust, Series 2024-5, Class A6
6.00%, 11/25/54 144A	779,480	782,470
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 08/25/28), 5.85%, 11/25/64 144A STEP	1,453,739	1,459,854
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A2
(Step to 7.11% on 08/25/28), 6.11%, 11/25/64 144A STEP	969,159	974,029
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	97,965	97,449
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.29%, 08/15/29 144A †	1,000,000	1,004,641
	Par	Value
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	$2,300,000	$1,756,920
KSL Commercial Mortgage Trust, Series 2024-HT2, Class B
(Floating, CME Term SOFR 1M + 2.04%, 2.04% Floor), 6.61%, 12/15/39 144A †	1,550,000	1,550,971
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
(Step to 5.75% on 06/25/25), 4.75%, 07/25/61 144A STEP	462,603	462,365
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 09/25/25), 1.65%, 11/25/60 144A STEP	947,599	948,316
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,600,000	1,576,358
LHOME Mortgage Trust, Series 2024-RTL5, Class A1
(Step to 6.32% on 04/25/27), 5.32%, 09/25/39 144A STEP	550,000	545,081
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 7.64%, 01/01/29 144A †	194,857	195,002
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 5.01%, 01/01/61(U) †	360,581	441,656
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 5.45%, 01/01/61(U) †	278,829	345,632
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,826,331
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 5.11%, 04/15/47(U) †	342,183	422,204
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
6.42%, 11/21/34† γ	59,400	56,036
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
6.51%, 05/25/34† γ	27,672	26,543
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	77,599	75,432
Mill City Mortgage Loan Trust, Series 2019-1, Class M1
3.50%, 10/25/69 144A	479,117	447,745
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	791,355
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 10/25/27), 3.00%, 11/01/69 144A STEP	$1,034,372	$954,059
Mill City Securities, Ltd., Series 2024-RS2, Class A1
(Step to 6.00% on 12/25/27), 3.00%, 08/01/69 144A STEP	600,000	558,615
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,388,234
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	61,141	60,967
Morgan Stanley Capital I Trust, Series 2018-L1, Class AS
4.64%, 10/15/51	1,550,000	1,502,420
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,331,875
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,333,756
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 5.01%, 10/25/35†	42,100	41,440
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.38% on 02/25/25), 6.50%, 11/25/52 144A STEP	357,423	358,464
NYMT Loan Trust, Series 2021-SP1, Class A1
(Step to 5.67% on 09/25/25), 4.67%, 08/25/61 144A STEP	929,365	923,450
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	2,902,261	2,907,273
NYMT Loan Trust, Series 2024-BPL2, Class A1
(Step to 7.51% on 12/25/26), 6.51%, 05/25/39 144A STEP	1,000,000	1,008,673
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.61%, 11/15/38 144A †	2,300,000	2,257,822
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 5.10%, 06/25/57 144A †	568,139	558,991
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.74% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,593,916	1,590,310
	Par	Value
OBX Trust, Series 2022-NQM8, Class A2
(Step to 6.19% on 10/25/26), 6.10%, 09/25/62 144A STEP	$383,713	$383,705
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.46% on 12/25/26), 6.45%, 09/25/62 144A STEP	118,014	118,665
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.46% on 12/25/26), 6.45%, 09/25/62 144A STEP	1,062,124	1,065,615
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	327,090	328,315
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	1,201,243	1,208,158
OBX Trust, Series 2024-NQM1, Class A2
(Step to 7.25% on 01/25/28), 6.25%, 11/25/63 144A STEP	103,555	104,074
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	1,570,865	1,582,137
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	1,522,172	1,537,938
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	798,496	805,142
OBX Trust, Series 2024-NQM4, Class A1
(Step to 7.07% on 03/25/28), 6.07%, 01/25/64 144A STEP	1,336,465	1,344,195
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	835,291	838,926
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	406,838	409,274
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.85% on 05/25/28), 6.85%, 02/25/64 144A STEP	297,212	300,536
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,715,664	1,731,565
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	214,458	216,361

See Notes to Financial Statements.

	Par	Value
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	$1,107,015	$1,114,337
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	1,107,015	1,115,174
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.46%, 01/15/36 144A †	1,725,000	1,647,448
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.76% on 01/25/25), 5.12%, 05/25/65 144A STEP	948,097	945,819
PRET LLC, Series 2024-NPL7, Class A1
(Step to 8.93% on 11/25/27), 5.93%, 10/25/54 144A STEP	1,336,830	1,344,285
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	675,206	634,491
PRPM LLC, Series 2024-4, Class A1
(Step to 9.41% on 09/25/27), 6.41%, 08/25/29 144A STEP	285,891	285,569
PRPM LLC, Series 2024-5, Class A1
(Step to 8.69% on 10/25/27), 5.69%, 09/25/29 144A STEP	939,136	938,345
PRPM LLC, Series 2024-6, Class A1
(Step to 8.70% on 12/25/27), 5.70%, 11/25/29 144A STEP	487,339	491,620
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	1,311,155	1,326,882
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	1,317,276	1,287,019
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,051,836
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 3.05%, 12/15/43(E) †	509,170	515,744
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 5.01%, 12/15/43(U) †	127,293	156,354
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 5.43%, 08/28/56(U) 144A †	2,511,779	3,147,256
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 5.88%, 08/28/56(U) 144A †	3,100,000	3,885,239
	Par	Value
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	$1,370,000	$1,361,414
ROCK Trust, Series 2024-CNTR, Class A
5.39%, 11/13/41 144A	2,650,000	2,645,311
ROCK Trust, Series 2024-CNTR, Class C
6.47%, 11/13/41 144A	1,050,000	1,062,745
SCG Mortgage Trust, Series 2024-MSP, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.14%, 04/15/41 144A †	1,050,000	1,052,343
SCOTT Trust, Series 2023-SFS, Class A
5.91%, 03/15/28 144A	1,905,000	1,935,502
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	306,152	307,943
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 5.12%, 04/19/27†	32,373	31,433
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	651,832
SREIT Trust, Series 2021-IND, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.21%, 10/15/38 144A †	2,300,000	2,289,571
Station Place Securitization Trust, Series 2024-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.85%, 08/12/25 144A † ††† ρ	1,300,000	1,300,000
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 6.15%, 07/12/26 144A † †††	1,300,000	1,300,000
Station Place Securitization Trust, Series 2024-SP3, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.70%, 11/17/25 144A † †††	200,000	200,000
Station Place Securitization Trust, Series 2024-SP4, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.70%, 11/17/25 144A † †††	400,000	400,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.98%, 07/19/35†	23,896	22,151
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.05% Floor), 5.61%, 04/15/34 144A †	$347,268	$344,975
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.74%, 12/15/39 144A †	1,955,000	1,957,764
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 5.09%, 09/25/43†	2,030	1,931
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.46%, 04/25/45† γ	12,190	11,747
Towd Point Mortgage Trust, Series 2024-4, Class A1A
4.39%, 10/27/64 144A † γ	780,365	758,773
Towd Point Mortgage Trust, Series 2024-5, Class A1A
4.48%, 10/25/64 144A † γ	2,524,581	2,475,222
Towd Point Mortgage Trust, Series 2024-A, Class A
7.51%, 11/01/40	744,794	751,124
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,610,000	1,680,277
Uniform Mortgage Backed Securities
2.50%, 01/01/52 TBA	28,700,000	23,361,416
3.00%, 01/01/52 TBA	18,000,000	15,270,220
3.50%, 01/01/52 TBA	18,000,000	15,916,092
2.00%, 01/01/53 TBA	3,240,000	2,519,152
5.00%, 01/01/53 TBA	37,677,001	36,355,743
5.50%, 01/01/53 TBA	11,540,000	11,385,897
2.00%, 02/01/53 TBA	25,100,000	19,525,454
2.50%, 02/01/53 TBA	3,270,000	2,662,247
3.00%, 02/01/53 TBA	42,838,964	36,345,591
4.00%, 02/01/53 TBA	19,530,000	17,851,420
5.00%, 02/01/53 TBA	117,766,999	113,572,739
5.50%, 02/01/53 TBA	59,100,000	58,264,615
4.00%, 03/01/53 TBA	43,000,000	39,304,202
4.50%, 03/01/53 TBA	50,000,000	46,984,368
4.00%, 01/01/54 TBA	2,000,000	1,828,415
4.50%, 01/01/54 TBA	25,000,000	23,507,809
6.50%, 01/01/54 TBA	13,000,000	13,279,751
4.50%, 02/01/54 TBA	8,895,000	8,360,256
6.00%, 02/01/54 TBA	17,300,000	17,373,793
6.50%, 02/01/54 TBA	3,700,000	3,776,297
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	1,830,892	1,715,543
	Par	Value
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	$2,573,787	$2,055,947
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,849,909	1,728,666
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,791,915	1,431,386
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 12/25/25), 1.83%, 10/25/66 144A STEP	841,970	742,596
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.91% on 07/25/26), 4.91%, 06/25/67 144A STEP	1,887,053	1,862,843
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.09% on 02/25/25), 6.13%, 09/25/67 144A STEP	794,329	793,762
Verus Securitization Trust, Series 2022-INV1, Class A1
(Step to 5.82% on 09/25/26), 5.04%, 08/25/67 144A STEP	77,397	76,916
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.90% on 11/25/27), 7.42%, 10/25/68 144A STEP	742,149	754,797
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	757,287	756,709
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,718,516	1,732,721
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	2,017,144	2,032,646
Vista Point Securitization Trust, Series 2024-CES3, Class A1
(Step to 6.68% on 01/25/29), 5.68%, 01/25/55 144A STEP	700,000	706,352
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.64%, 02/25/33† γ	1,126	1,086
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.23%, 06/25/42†	2,162	1,983

See Notes to Financial Statements.

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 5.23%, 01/25/45†	$401,056	$380,528
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.03%, 10/25/45†	231,991	226,410
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.40%, 02/25/37† γ	94,048	81,923
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.22%, 02/25/37† γ	58,923	53,265
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 5.59%, 04/25/47†	199,287	175,847
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.99%, 07/25/45†	180,851	173,648
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.03%, 07/25/45†	52,891	51,098
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.89%, 11/15/41 144A †	1,000,000	1,002,800
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.58%, 12/28/37† γ	108,302	98,229
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	119,966
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	267,660	257,057
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,143,561
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.31%, 07/15/35 144A † γ	1,750,000	1,754,939
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.74%, 07/15/35 144A † γ	1,075,000	1,077,403
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class A12
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.09%, 08/15/41 144A †	$1,700,000	$1,710,486
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class B12
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.69%, 08/15/41 144A †	800,000	803,392
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	24,742	22,020
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,325,968
Total Mortgage-Backed Securities (Cost $1,162,768,559)		1,135,587,545
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	757,278
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	220,000	227,427
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,185,000	1,251,436
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	638,214	703,633
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	272,182	300,081
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,231,729
Maryland State Economic Development Corporation Revenue Bonds
4.79%, 11/30/29	435,000	430,423
4.83%, 11/30/30	335,000	329,947
4.93%, 11/30/31	400,000	393,425
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	55,904
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	269,774
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	$235,000	$202,730
State of California, General Obligation
7.55%, 04/01/39	410,000	485,270
State of Illinois, General Obligation
5.10%, 06/01/33	381,176	376,045
6.63%, 02/01/35	418,846	434,455
7.35%, 07/01/35	365,357	389,778
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	812,860
Total Municipal Bonds (Cost $9,044,311)		8,652,195

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.75% (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $3.75, Expires 10/30/25 (DEUT)	1	$85,800,000	242,720
Pay 1-Day SONIA (Annually); Receive 3.23% (Annually); Interest Rate Swap Maturing 10/28/2027 GBP, Strike Price $3.23, Expires 10/28/25 (MSCS)	1	11,500,000	33,926
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/06/2026 GBP, Strike Price $3.25, Expires 03/06/25 (GSC)	1	20,900,000	427
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/10/2026 GBP, Strike Price $3.25, Expires 03/10/25 (GSC)	1	31,800,000	848
	Number of Contracts	Notional Amount	Value
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/11/2026 GBP, Strike Price $3.25, Expires 03/11/25 (GSC)	1	$20,900,000	$591
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/12/2026 GBP, Strike Price $3.25, Expires 03/12/25 (GSC)	1	31,800,000	960
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/13/2026 GBP, Strike Price $3.25, Expires 03/13/25 (GSC)	1	31,300,000	999
Pay 1-Day SONIA (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 03/18/2026 GBP, Strike Price $3.25, Expires 03/18/25 (GSC)	1	51,800,000	2,185
Pay 1-Day SONIA (Annually); Receive 3.595% (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $3.60, Expires 10/31/25 (MSCS)	1	12,100,000	59,816
			342,472
Put Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	5,799,000	92,067
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	5,799,000	92,068

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	$2,040,000	$32,519
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	4,059,000	64,703
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	1,740,000	27,737
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BNP)	1	336,000	5,356
Pay 4.48% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/28/2027 GBP, Strike Price $4.48, Expires 10/28/25 (MSCS)	1	11,500,000	55,009
Pay 4.845% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $4.85, Expires 10/31/25 (MSCS)	1	12,100,000	34,006
			403,465
Total Purchased Options (Premiums paid $984,191)			745,937

	Par
U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Bonds
4.25%, 05/15/39	$4,300,000	4,084,328
4.38%, 11/15/39‡‡	4,470,000	4,290,676
1.38%, 11/15/40	32,300,000	20,029,154
1.88%, 02/15/41	6,800,000	4,564,102
4.75%, 02/15/41‡‡	1,900,000	1,893,988
2.25%, 05/15/41	4,080,100	2,900,776
3.13%, 11/15/41	3,580,000	2,885,396
2.38%, 02/15/42	2,800,000	1,996,586
3.25%, 05/15/42	6,900,000	5,621,209
2.75%, 08/15/42‡‡	10,430,000	7,848,983
2.75%, 11/15/42‡‡	7,050,000	5,277,586
2.88%, 05/15/43	3,200,000	2,427,500
3.63%, 02/15/44	5,700,000	4,816,500
3.38%, 05/15/44‡‡	3,200,000	2,597,375
3.13%, 08/15/44	4,800,000	3,733,500
4.13%, 08/15/44	11,875,000	10,761,719
3.00%, 11/15/44	3,100,000	2,356,363
4.63%, 11/15/44	2,000,000	1,941,563
2.88%, 08/15/45‡‡	700,000	517,166
	Par	Value
3.00%, 02/15/49‡‡	$300,000	$218,695
2.88%, 05/15/49	6,200,000	4,403,574
2.25%, 08/15/49	5,000,000	3,102,539
2.38%, 11/15/49	3,800,000	2,419,680
1.38%, 08/15/50	4,900,000	2,395,736
1.63%, 11/15/50	9,200,000	4,808,797
4.75%, 11/15/53	1,130,000	1,120,157
4.25%, 08/15/54	31,350,000	28,690,148
		137,703,796
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/25	26,152,512	25,990,436
0.38%, 07/15/25	266,222	264,614
0.13%, 10/15/25	3,284,739	3,246,822
0.38%, 01/15/27	4,090,221	3,966,188
0.13%, 04/15/27	1,822,340	1,746,854
0.50%, 01/15/28	2,815,384	2,691,758
1.25%, 04/15/28	3,083,503	3,004,694
2.13%, 04/15/29	6,735,630	6,745,596
1.63%, 10/15/29	5,266,800	5,179,990
0.63%, 07/15/32	19,881,852	17,778,800
1.13%, 01/15/33	13,776,360	12,678,019
1.38%, 07/15/33	342,992	321,022
1.75%, 01/15/34	6,366,842	6,107,098
1.88%, 07/15/34	25,759,380	24,972,958
		114,694,849
U.S. Treasury Inflationary Indexed Bonds
1.50%, 02/15/53	6,981,128	5,600,559
U.S. Treasury Notes
4.25%, 11/30/26	11,670,000	11,667,721
4.25%, 12/31/26	28,135,000	28,136,099
2.63%, 05/31/27‡‡	4,310,000	4,149,554
4.63%, 06/15/27	7,640,000	7,704,463
0.50%, 06/30/27	26,870,000	24,499,982
2.75%, 02/15/28‡‡	1,400,000	1,336,891
1.25%, 03/31/28‡‡	510,000	463,243
1.25%, 05/31/28‡‡	13,250,000	11,967,441
4.63%, 09/30/28‡‡	1,000,000	1,009,453
4.13%, 11/30/29	1,060,000	1,047,992
1.50%, 02/15/30	12,210,000	10,603,145
3.63%, 03/31/30	2,241,300	2,160,228
0.63%, 05/15/30	37,760,000	30,988,275
3.75%, 06/30/30	9,990,000	9,665,130
4.63%, 04/30/31	9,430,000	9,511,039
3.63%, 09/30/31	5,300,000	5,037,277
4.13%, 11/30/31	5,000,000	4,894,141
3.38%, 05/15/33‡‡	2,000,000	1,838,594
4.38%, 05/15/34‡‡	19,280,000	18,993,812
		185,674,480
U.S. Treasury Strips
3.27%, 11/15/29Ω	7,660,800	6,151,570
3.26%, 08/15/30Ω	1,540,000	1,190,700
3.27%, 11/15/30Ω	1,540,000	1,174,943
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.26%, 11/15/31Ω	$1,540,000	$1,117,616
3.26%, 05/15/32Ω	3,306,100	2,344,780
3.21%, 08/15/33Ω	1,540,000	1,025,861
2.22%, 02/15/40Ω ‡‡	2,790,000	1,306,928
2.18%, 08/15/41Ω	1,080,000	465,893
1.97%, 05/15/52Ω ‡‡	40,250,000	10,982,163
2.42%, 08/15/53Ω	19,000,000	5,026,927
2.35%, 11/15/53Ω	16,400,000	4,345,085
2.34%, 05/15/54Ω	19,000,000	4,949,252
2.40%, 11/15/54Ω Δ	3,000,000	767,461
		40,849,179
Total U.S. Treasury Obligations (Cost $519,441,297)		484,522,863

	Shares
PREFERRED STOCKS — 0.1%
Boeing Co. (The)
6.00% CONV	25,385	1,545,692
Corebridge Financial, Inc.
0.00% *	920	23,451
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00% †	6,000	156,960
Total Preferred Stocks (Cost $1,456,820)		1,726,103
MONEY MARKET FUNDS — 9.3%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø §	37,485,365	37,485,365
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø ∞	220,887,811	220,887,811
Total Money Market Funds (Cost $258,373,176)		258,373,176

Par
REPURCHASE AGREEMENTS — 7.8%
Citigroup Global Markets, Inc.
4.55% (dated 12/31/24, due 01/02/25, repurchase price $116,829,524, collateralized by U.S. Treasury Notes, 4.375%, due 07/15/27, total market value $119,059,278)	$116,800,000	116,800,000
	Par	Value

4.57% (dated 12/31/24, due 01/03/25, repurchase price $99,737,969, collateralized by U.S. Treasury Notes, 4.125%, due 09/30/27, total market value $101,591,601)	$99,700,000	$99,700,000
Total Repurchase Agreements (Cost $216,500,000)		216,500,000
TOTAL INVESTMENTS — 128.8% (Cost $3,687,981,747)		3,589,851,493

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
Euro-Bobl, Strike Price $119.25, Expires 01/24/25 (MSCS)	(3)	$(353,580)	(202)
Euro-Bobl, Strike Price $136.50, Expires 01/24/25 (MSCS)	(3)	(353,580)	(280)
Euro-Bund, Strike Price $138.00, Expires 01/24/25 (MSCS)	(3)	(353,580)	(93)
Euro-Bund, Strike Price $138.50, Expires 01/10/25 (MSCS)	(2)	(235,720)	(21)
Pay 1.97% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 01/08/2035 EUR, Strike Price $1.97, Expires 01/06/25 (JPM)	(1)	(200,000)	—
Pay 2.73% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/28/2027 GBP, Strike Price $2.73, Expires 10/28/25 (MSCS)	(1)	(11,500,000)	(16,906)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 2.83% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $2.83, Expires 10/30/25 (DEUT)	(1)	$(85,800,000)	$(75,590)
Pay 3.095% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $3.10, Expires 10/31/25 (MSCS)	(1)	(12,100,000)	(29,525)
Pay 3.243% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/06/2035 GBP, Strike Price $3.24, Expires 03/06/25 (GSC)	(1)	(2,300,000)	(849)
Pay 3.245% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/12/2035 GBP, Strike Price $3.25, Expires 03/12/25 (GSC)	(1)	(3,500,000)	(1,722)
Pay 3.25% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/11/2035 GBP, Strike Price $3.25, Expires 03/11/25 (GSC)	(1)	(2,300,000)	(1,109)
Pay 3.25% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/13/2035 GBP, Strike Price $3.25, Expires 03/13/25 (GSC)	(1)	(3,500,000)	(1,839)
Pay 3.25% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/18/2035 GBP, Strike Price $3.25, Expires 03/18/25 (GSC)	(1)	(5,700,000)	(3,649)
	Number of Contracts	Notional Amount	Value
Pay 3.255% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 03/10/2035 GBP, Strike Price $3.26, Expires 03/10/25 (GSC)	(1)	$(3,500,000)	$(1,654)
Pay 3.29% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $3.29, Expires 10/30/25 (DEUT)	(1)	(85,800,000)	(135,675)
Pay 3.49% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.49, Expires 01/06/25 (BNP)	(1)	(800,000)	—
Pay 3.496% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.50, Expires 01/06/25 (GSC)	(1)	(500,000)	—
Pay 3.5% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.50, Expires 01/06/25 (GSC)	(1)	(800,000)	—
Pay 3.5% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.50, Expires 01/06/25 (JPM)	(1)	(300,000)	—
Pay 3.533% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/06/2035 USD, Strike Price $3.53, Expires 01/02/25 (JPM)	(1)	(1,000,000)	—
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3.69% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/22/2035 USD, Strike Price $3.69, Expires 01/17/25 (GSC)	(1)	$(700,000)	$(203)
Pay 3.721% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/15/2035 USD, Strike Price $3.72, Expires 01/13/25 (GSC)	(1)	(600,000)	(116)
Pay 3.822% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/23/2035 USD, Strike Price $3.82, Expires 01/21/25 (GSC)	(1)	(800,000)	(1,189)
Pay 3.875% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/23/2035 USD, Strike Price $3.88, Expires 01/21/25 (GSC)	(1)	(400,000)	(888)
Pay 3.886% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/29/2035 USD, Strike Price $3.89, Expires 01/27/25 (GSC)	(1)	(3,200,000)	(10,300)
	Number of Contracts	Notional Amount	Value
Pay 3.9% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/27/2035 USD, Strike Price $3.90, Expires 01/23/25 (GSC)	(1)	$(600,000)	$(1,769)
Pay 3.908% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 01/28/2035 USD, Strike Price $3.91, Expires 01/24/25 (GSC)	(1)	(300,000)	(976)
(284,555)
Put Options — (0.0)%
Euro-Bobl, Strike Price $117.50, Expires 01/24/25 (MSCS)	(3)	(353,580)	(855)
Euro-Bund, Strike Price $133.50, Expires 01/24/25 (MSCS)	(3)	(353,580)	(2,610)
Euro-Bund, Strike Price $134.50, Expires 01/24/25 (MSCS)	(3)	(353,580)	(4,506)
Euro-Bund, Strike Price $135.50, Expires 01/10/25 (MSCS)	(2)	(235,720)	(4,371)
Pay 1-Day SOFR (Annually); Receive 3.84% (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.84, Expires 01/06/25 (BNP)	(1)	(800,000)	(15,243)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.85% (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.85, Expires 01/06/25 (JPM)	(1)	$(300,000)	$(5,480)
Pay 1-Day SOFR (Annually); Receive 3.896% (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.90, Expires 01/06/25 (GSC)	(1)	(500,000)	(7,361)
Pay 1-Day SOFR (Annually); Receive 3.9% (Annually); Interest Rate Swap Maturing 01/08/2035 USD, Strike Price $3.90, Expires 01/06/25 (GSC)	(1)	(800,000)	(11,537)
Pay 1-Day SOFR (Annually); Receive 3.933% (Annually); Interest Rate Swap Maturing 01/06/2035 USD, Strike Price $3.93, Expires 01/02/25 (JPM)	(1)	(1,000,000)	(11,412)
Pay 1-Day SOFR (Annually); Receive 4.071% (Annually); Interest Rate Swap Maturing 01/15/2035 USD, Strike Price $4.07, Expires 01/13/25 (GSC)	(1)	(600,000)	(3,615)
Pay 1-Day SOFR (Annually); Receive 4.09% (Annually); Interest Rate Swap Maturing 01/22/2035 USD, Strike Price $4.09, Expires 01/17/25 (GSC)	(1)	(700,000)	(4,291)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 4.222% (Annually); Interest Rate Swap Maturing 01/23/2035 USD, Strike Price $4.22, Expires 01/21/25 (GSC)	(1)	$(800,000)	$(2,492)
Pay 1-Day SOFR (Annually); Receive 4.275% (Annually); Interest Rate Swap Maturing 01/23/2035 USD, Strike Price $4.28, Expires 01/21/25 (GSC)	(1)	(400,000)	(868)
Pay 1-Day SOFR (Annually); Receive 4.286% (Annually); Interest Rate Swap Maturing 01/29/2035 USD, Strike Price $4.29, Expires 01/27/25 (GSC)	(1)	(3,200,000)	(8,824)
Pay 1-Day SOFR (Annually); Receive 4.3% (Annually); Interest Rate Swap Maturing 01/27/2035 USD, Strike Price $4.30, Expires 01/23/25 (GSC)	(1)	(600,000)	(1,235)
Pay 1-Day SOFR (Annually); Receive 4.308% (Annually); Interest Rate Swap Maturing 01/28/2035 USD, Strike Price $4.31, Expires 01/24/25 (GSC)	(1)	(300,000)	(619)
Pay 1-Day SONIA (Annually); Receive 4.23% (Annually); Interest Rate Swap Maturing 10/28/2027 GBP, Strike Price $4.23, Expires 10/28/25 (MSCS)	(1)	(11,500,000)	(78,162)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SONIA (Annually); Receive 4.595% (Annually); Interest Rate Swap Maturing 10/31/2027 GBP, Strike Price $4.60, Expires 10/31/25 (MSCS)	(1)	$(12,100,000)	$(48,937)
Pay 6-Month EURIBOR (Semiannually); Receive 2.22% (Annually); Interest Rate Swap Maturing 01/08/2035 EUR, Strike Price $2.22, Expires 01/06/25 (JPM)	(1)	(200,000)	(2,628)
(215,046)
Total Written Options (Premiums received $ (752,744))			(499,601)

Par
TBA SALE COMMITMENTS — (1.1)%
Uniform Mortgage Backed Securities 3.50%, 02/01/53 TBA	$(100,000)	(88,407)
	Par	Value
Government National Mortgage Association 4.00%, 01/01/55 TBA	$(1,000,000)	$(920,839)
Uniform Mortgage Backed Securities 2.00%, 01/01/53 TBA	(4,000,000)	(3,110,064)
Uniform Mortgage Backed Securities 4.50%, 01/01/54 TBA	(18,000,000)	(16,925,622)
Government National Mortgage Association 3.00%, 01/01/55 TBA	(3,000,000)	(2,599,880)
Government National Mortgage Association 3.50%, 01/01/55 TBA	(2,000,000)	(1,786,580)
Uniform Mortgage Backed Securities 6.00%, 01/01/53 TBA	(4,000,000)	(4,020,812)
Government National Mortgage Association 5.00%, 01/01/55 TBA	(1,000,000)	(970,729)
Total TBA Sale Commitments (Proceeds $(31,023,415))		(30,422,933)
Liabilities in Excess of Other Assets — (27.7)%		(771,446,036)
NET ASSETS — 100.0%		$2,787,482,923
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	03/2025	(3)	$(412,310)	$20,659
Euro-Bund	03/2025	(189)	(26,124,304)	448,297
Euro-OAT	03/2025	(1)	(127,824)	2,700
3-Month CME SOFR	03/2025	116	27,740,675	38,425
10-Year Bond	03/2025	99	8,444,391	142,758
10-Year U.S. Treasury Note	03/2025	(253)	(27,513,750)	200,549
U.S. Treasury Long Bond	03/2025	1,151	131,034,156	(3,301,396)
Ultra 10-Year U.S. Treasury Note	03/2025	(1,278)	(142,257,375)	2,193,247
Ultra Long U.S. Treasury Bond	03/2025	414	49,227,188	(1,761,015)
Long GILT	03/2025	38	4,396,147	(105,661)
2-Year U.S. Treasury Note	03/2025	884	181,758,688	(12,941)
5-Year U.S. Treasury Note	03/2025	1,370	145,637,422	(466,617)
3-Month CME SOFR	06/2025	116	27,789,250	(47,848)
3-Month CME SOFR	09/2025	116	27,826,950	(102,950)
3-Month CME SOFR	12/2025	116	27,845,800	(142,100)
3-Month CME SOFR	03/2026	116	27,855,950	(166,750)
3-Month SONIA SO3	03/2026	219	65,741,607	(132,451)
3-Month CME SOFR	06/2026	116	27,858,850	(185,600)
3-Month CME SOFR	09/2026	116	27,857,400	(198,650)
Total Futures Contracts outstanding at December 31, 2024			$584,578,911	$(3,577,344)

See Notes to Financial Statements.

Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/25	U.S. Dollars	11,883,628	Brazilian Reals	66,300,000	GSC	$1,317,008
10/02/25	U.S. Dollars	16,079,942	Brazilian Reals	98,037,000	GSC	1,220,567
01/15/25	U.S. Dollars	14,280,236	Euro	13,553,305	HSBC	232,418
01/15/25	U.S. Dollars	3,506,914	Swiss Francs	3,077,306	HSBC	110,196
01/15/25	U.S. Dollars	1,305,474	South Korean Won	1,807,719,314	HSBC	79,027
01/15/25	U.S. Dollars	3,251,519	Canadian Dollars	4,560,102	BNP	77,343
03/19/25	U.S. Dollars	2,674,765	New Zealand Dollars	4,640,040	WB	76,348
03/19/25	U.S. Dollars	4,181,329	Euro	3,967,207	BNP	57,674
01/03/25	U.S. Dollars	3,886,740	Brazilian Reals	23,670,245	JPM	57,481
01/22/25	U.S. Dollars	1,102,150	South Korean Won	1,545,159,193	DEUT	54,433
01/15/25	U.S. Dollars	8,265,753	British Pounds	6,566,000	BAR	46,858
05/08/25	Turkish Lira	16,662,849	U.S. Dollars	374,909	JPM	42,864
01/27/25	Turkish Lira	38,614,899	U.S. Dollars	1,022,342	BAR	39,189
01/22/25	U.S. Dollars	712,555	South Korean Won	995,574,720	HSBC	37,492
03/19/25	U.S. Dollars	5,053,699	British Pounds	4,009,449	UBS	37,231
01/17/25	U.S. Dollars	2,903,560	Euro	2,766,000	BAR	36,404
03/19/25	U.S. Dollars	3,015,858	Canadian Dollars	4,272,319	UBS	35,056
01/15/25	U.S. Dollars	3,476,290	Canadian Dollars	4,946,000	HSBC	33,500
01/22/25	U.S. Dollars	1,934,855	Taiwan Dollars	62,612,296	JPM	29,915
01/15/25	U.S. Dollars	427,540	South Korean Won	586,820,027	DEUT	29,412
03/19/25	U.S. Dollars	878,618	Mexican Pesos	17,969,500	BAR	27,941
01/22/25	U.S. Dollars	1,355,070	Taiwan Dollars	43,640,771	GSC	27,327
01/08/25	U.S. Dollars	537,971	South Korean Won	754,289,139	DEUT	25,932
01/15/25	U.S. Dollars	441,136	South Korean Won	615,288,805	BNP	23,693
01/15/25	U.S. Dollars	1,548,560	Chinese Offshore Yuan	11,201,519	JPM	21,698
01/15/25	U.S. Dollars	1,675,928	Chinese Offshore Yuan	12,142,898	BNP	20,748
04/02/25	U.S. Dollars	195,702	Brazilian Reals	1,100,000	JPM	20,388
01/22/25	U.S. Dollars	592,506	Taiwan Dollars	18,812,962	BNP	20,133
02/25/25	Turkish Lira	41,197,293	U.S. Dollars	1,084,430	BAR	18,737
02/28/25	Turkish Lira	37,926,384	U.S. Dollars	996,644	BAR	16,198
01/21/25	Turkish Lira	29,883,062	U.S. Dollars	811,323	BAR	15,356
01/15/25	U.S. Dollars	319,906	Australian Dollars	493,283	BNP	14,585
01/06/25	Turkish Lira	9,247,349	U.S. Dollars	245,252	BAR	14,578
01/22/25	U.S. Dollars	500,475	Taiwan Dollars	16,030,965	SC	12,743
01/15/25	U.S. Dollars	2,367,772	Euro	2,273,000	BNP	11,839
01/15/25	U.S. Dollars	769,088	Chinese Offshore Yuan	5,556,815	SC	11,647
01/23/25	Turkish Lira	9,711,166	U.S. Dollars	257,933	BAR	10,153
01/22/25	U.S. Dollars	977,000	Taiwan Dollars	31,802,327	BAR	9,434
01/15/25	U.S. Dollars	346,948	Norwegian Kroner	3,856,504	UBS	8,177
02/26/25	Turkish Lira	22,196,389	U.S. Dollars	586,028	BAR	7,805
05/06/25	Turkish Lira	2,902,226	U.S. Dollars	65,160	JPM	7,736
02/21/25	Turkish Lira	17,281,725	U.S. Dollars	456,989	BAR	7,439
03/17/25	U.S. Dollars	390,711	Israeli Shekels	1,391,405	BAR	7,224
01/15/25	U.S. Dollars	423,965	Danish Kroner	2,997,978	MSCS	7,202
01/15/25	U.S. Dollars	431,923	Singapore Dollars	580,124	BNP	6,849
02/24/25	Turkish Lira	13,232,767	U.S. Dollars	348,185	BAR	6,476
03/14/25	Turkish Lira	24,371,978	U.S. Dollars	636,178	BAR	6,143
02/14/25	U.S. Dollars	500,991	Chinese Offshore Yuan	3,629,610	BNP	5,959
02/12/25	Turkish Lira	13,206,475	U.S. Dollars	352,022	BAR	5,748
05/12/25	U.S. Dollars	845,432	Chinese Offshore Yuan	6,137,723	BNP	4,922
04/25/25	U.S. Dollars	426,829	Taiwan Dollars	13,807,753	HSBC	4,780
05/12/25	U.S. Dollars	338,837	Chinese Offshore Yuan	2,442,612	SC	4,342
04/25/25	U.S. Dollars	273,978	Taiwan Dollars	8,835,791	BNP	3,902
01/15/25	U.S. Dollars	263,680	Singapore Dollars	354,574	SC	3,873
02/21/25	Turkish Lira	8,291,005	U.S. Dollars	219,049	MSCS	3,763
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/12/25	U.S. Dollars	521,820	Chinese Offshore Yuan	3,786,184	HSBC	$3,334
03/19/25	Turkish Lira	20,204,517	U.S. Dollars	526,675	BNP	3,275
02/27/25	U.S. Dollars	171,964	Euro	163,000	MLIB	2,711
03/17/25	U.S. Dollars	124,670	Israeli Shekels	443,476	HSBC	2,443
02/05/25	Turkish Lira	2,807,405	U.S. Dollars	74,495	BAR	2,032
02/06/25	Turkish Lira	2,651,271	U.S. Dollars	70,320	BAR	1,887
04/25/25	U.S. Dollars	225,335	Taiwan Dollars	7,313,247	SC	1,797
02/27/25	U.S. Dollars	104,379	Euro	99,000	BAR	1,581
03/05/25	Indonesian Rupiahs	3,909,200,704	U.S. Dollars	238,689	BNP	1,508
01/15/25	U.S. Dollars	175,191	Chinese Offshore Yuan	1,275,135	HSBC	1,379
01/03/25	U.S. Dollars	2,246,196	Brazilian Reals	13,876,368	BAR	1,343
03/17/25	U.S. Dollars	99,927	Israeli Shekels	359,000	BNP	982
03/19/25	Canadian Dollars	3,077,132	U.S. Dollars	2,146,000	UBS	919
01/08/25	South Korean Won	164,339,976	U.S. Dollars	110,736	BNP	824
03/19/25	Canadian Dollars	1,189,636	U.S. Dollars	829,338	JPM	672
01/17/25	U.S. Dollars	40,564	British Pounds	32,000	MLIB	510
01/31/25	U.S. Dollars	239,269	Mexican Pesos	5,009,096	GSC	405
01/15/25	U.S. Dollars	21,175	Singapore Dollars	28,417	JPM	353
01/15/25	Turkish Lira	3,878,844	U.S. Dollars	107,647	JPM	330
01/17/25	U.S. Dollars	202,748	Indian Rupees	17,369,421	HSBC	243
03/19/25	U.S. Dollars	28,511	South Korean Won	41,739,534	SC	176
01/17/25	U.S. Dollars	481,391	Indian Rupees	41,276,390	BNP	162
03/05/25	Indonesian Rupiahs	390,433,680	U.S. Dollars	23,836	JPM	154
Subtotal Appreciation						$4,104,906
01/08/25	South Korean Won	41,845,024	U.S. Dollars	28,511	SC	$(105)
01/08/25	Indonesian Rupiahs	199,134,636	U.S. Dollars	12,597	BAR	(254)
01/08/25	U.S. Dollars	23,836	Indonesian Rupiahs	389,218,044	JPM	(289)
01/06/25	U.S. Dollars	107,647	Turkish Lira	3,842,460	JPM	(318)
03/21/25	Indian Rupees	17,459,644	U.S. Dollars	202,748	HSBC	(403)
03/19/25	U.S. Dollars	110,736	South Korean Won	163,915,857	BNP	(540)
03/21/25	Indian Rupees	41,489,742	U.S. Dollars	481,391	BNP	(554)
01/22/25	Indonesian Rupiahs	601,797,273	U.S. Dollars	37,730	BAR	(585)
03/19/25	Swedish Kronor	6,661,495	Norwegian Kroner	6,896,407	SS	(1,048)
01/15/25	Indonesian Rupiahs	1,414,905,041	U.S. Dollars	88,808	BNP	(1,292)
01/22/25	Taiwan Dollars	7,349,301	U.S. Dollars	225,335	SC	(1,737)
01/15/25	Indonesian Rupiahs	1,554,329,016	U.S. Dollars	97,960	HSBC	(1,820)
01/15/25	Chinese Offshore Yuan	2,621,646	U.S. Dollars	359,228	HSBC	(1,875)
01/17/25	Polish Zloty	858,626	U.S. Dollars	209,756	JPM	(1,993)
02/04/25	Brazilian Reals	13,876,368	U.S. Dollars	2,233,182	BAR	(2,030)
01/08/25	Indonesian Rupiahs	1,761,736,760	U.S. Dollars	111,460	MSCS	(2,262)
01/08/25	Indonesian Rupiahs	2,263,150,752	U.S. Dollars	142,984	JPM	(2,707)
01/08/25	U.S. Dollars	238,689	Indonesian Rupiahs	3,897,385,599	BNP	(2,883)
01/15/25	Chinese Offshore Yuan	4,995,307	U.S. Dollars	684,297	BNP	(3,394)
01/22/25	Taiwan Dollars	8,887,298	U.S. Dollars	273,978	BNP	(3,588)
01/24/25	Polish Zloty	1,087,240	U.S. Dollars	266,737	MSCS	(3,721)
01/22/25	Indonesian Rupiahs	4,144,820,608	U.S. Dollars	259,953	GSC	(4,118)
01/22/25	Taiwan Dollars	13,886,926	U.S. Dollars	426,829	HSBC	(4,328)
03/19/25	U.S. Dollars	423,330	Peruvian Nuevo Soles	1,610,432	DEUT	(4,330)
01/17/25	Indian Rupees	27,637,339	U.S. Dollars	326,674	HSBC	(4,459)
01/24/25	Polish Zloty	1,392,783	U.S. Dollars	341,435	HSBC	(4,505)
01/17/25	Polish Zloty	1,837,698	U.S. Dollars	449,260	DEUT	(4,589)
03/19/25	Mexican Pesos	3,636,000	U.S. Dollars	177,195	BNP	(5,066)
01/31/25	Polish Zloty	1,447,593	U.S. Dollars	355,569	GSC	(5,467)
01/15/25	South Korean Won	207,085,565	U.S. Dollars	146,468	GSC	(5,971)
01/24/25	Polish Zloty	1,503,924	U.S. Dollars	370,224	JPM	(6,408)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
02/11/25	Mexican Pesos	4,508,700	U.S. Dollars	221,450	GSC	$(6,789)
01/15/25	Indonesian Rupiahs	3,798,873,488	U.S. Dollars	242,005	GSC	(7,033)
01/15/25	Japanese Yen	27,291,559	U.S. Dollars	182,242	JPM	(8,472)
01/17/25	South African Rand	3,734,000	U.S. Dollars	206,321	BAR	(8,781)
03/19/25	Swedish Kronor	15,681,523	Norwegian Kroner	16,314,000	DEUT	(9,448)
01/15/25	U.S. Dollars	2,525,638	Canadian Dollars	3,642,000	JPM	(9,469)
01/17/25	Polish Zloty	2,321,134	U.S. Dollars	571,221	UBS	(9,572)
01/22/25	South Korean Won	350,618,483	U.S. Dollars	248,006	DEUT	(10,264)
01/15/25	Indonesian Rupiahs	5,487,608,295	U.S. Dollars	349,830	BAR	(10,405)
01/22/25	Indonesian Rupiahs	7,387,575,685	U.S. Dollars	467,574	SC	(11,583)
01/31/25	Polish Zloty	3,236,529	U.S. Dollars	794,415	BNP	(11,658)
01/22/25	Indonesian Rupiahs	11,102,092,019	U.S. Dollars	698,128	BNP	(12,862)
01/15/25	Indonesian Rupiahs	11,222,017,254	U.S. Dollars	707,166	SC	(13,051)
01/17/25	Indian Rupees	89,415,424	U.S. Dollars	1,056,175	JPM	(13,707)
02/13/25	Mexican Pesos	9,946,392	U.S. Dollars	491,629	DEUT	(18,214)
01/17/25	Indian Rupees	124,408,854	U.S. Dollars	1,471,608	BNP	(21,163)
03/20/25	Mexican Pesos	15,317,976	U.S. Dollars	749,848	BNP	(24,820)
01/17/25	Indian Rupees	167,870,411	U.S. Dollars	1,985,073	SC	(27,923)
01/03/25	Brazilian Reals	13,895,413	U.S. Dollars	2,278,000	GSC	(30,067)
01/15/25	New Zealand Dollars	1,064,943	U.S. Dollars	629,781	HSBC	(33,887)
03/19/25	Norwegian Kroner	21,609,175	U.S. Dollars	1,933,229	UBS	(35,297)
03/19/25	Japanese Yen	158,889,887	U.S. Dollars	1,065,026	BNP	(45,960)
02/04/25	Brazilian Reals	23,796,564	U.S. Dollars	3,886,740	JPM	(60,540)
03/19/25	Japanese Yen	304,517,904	U.S. Dollars	2,021,583	UBS	(68,508)
01/17/25	South African Rand	28,648,023	U.S. Dollars	1,619,521	BNP	(103,950)
01/03/25	Brazilian Reals	23,651,200	U.S. Dollars	4,207,313	BNP	(381,135)
Subtotal Depreciation						$(1,077,197)
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$3,027,709
Swap Agreements outstanding at December 31, 2024:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.36%	1.00%	6/20/2026	USD	2,800,000	$26,433	$(26,054)	$52,487
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.12%	1.00%	6/20/2026	USD	2,100,000	27,322	11,126	16,196
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.56%	1.00%	6/20/2026	USD	2,400,000	15,757	(17,161)	32,918
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.12%	1.00%	12/20/2026	USD	2,600,000	44,201	29,130	15,071
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.36%	1.00%	6/20/2028	EUR	2,000,000	44,981	(11,393)	56,374
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.68%	5.00%	6/20/2028	USD	995,000	140,169	119,736	20,433
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.48%	1.00%	6/20/2028	USD	1,400,000	24,062	(4,067)	28,129
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.42%	1.00%	12/20/2028	EUR	2,000,000	46,703	(23,988)	70,691
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.51%	1.00%	12/20/2028	USD	300,000	5,439	(746)	6,185
Subtotal Appreciation						$375,067	$76,583	$298,484
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.32%	5.00%	12/20/2026	USD	870,000	$78,828	$175,392	$(96,564)
Subtotal Depreciation						$78,828	$175,392	$(96,564)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at December 31, 2024						$453,895	$251,975	$201,920

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
ITRAXX Europe Crossover Series 42 (Pay Quarterly)	(1.00)%	12/20/2029	EUR	970,000	$(20,253)	$(21,674)	$1,421
Subtotal Appreciation					$(20,253)	$(21,674)	$1,421
Markit CDX.NA.IG.43 Index (Pay Quarterly)	(1.00)%	12/20/2029	USD	13,838,651	$(313,501)	$(310,734)	$(2,767)
Subtotal Depreciation					$(313,501)	$(310,734)	$(2,767)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at December 31, 2024					$(333,754)	$(332,408)	$(1,346)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	1,260,000	$(124,425)	$(135,390)	$10,965
						$(124,425)	$(135,390)	$10,965

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
CMBX.NA.BBB-.17 Index (Receive Monthly)	0.00%	3.00%	12/15/2056	MSCS	USD	1,650,000	$(175,725)	$(236,088)	$60,363
							$(175,725)	$(236,088)	$60,363

See Notes to Financial Statements.

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.39%	1.00%	12/20/2028	USD	5,960,000	$135,684	$105,161	$30,523
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.45%	1.00%	6/20/2029	USD	31,949,097	728,079	664,970	63,109
Markit CDX.NA.HY.43 Index (Receive Quarterly)	3.12%	5.00%	12/20/2029	USD	9,265,000	728,461	696,923	31,538
Subtotal Appreciation						$1,592,224	$1,467,054	$125,170
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.17%	1.00%	6/20/2026	USD	1,800,000	$21,995	$41,673	$(19,678)
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.50%	1.00%	12/20/2029	USD	24,575,000	556,723	567,363	(10,640)
Subtotal Depreciation						$578,718	$609,036	$(30,318)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at December 31, 2024						$2,170,942	$2,076,090	$94,852

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day US Federal Fund Effective Rate (Upon termination)	4.40% (Upon termination)	3/19/2025	USD	668,120,000	$81,904	$24,050	$57,854
1-Day SOFR (Annually)	4.99% (Annually)	10/11/2025	USD	19,749,000	126,044	—	126,044
3.50% (Annually)	1-Day SOFR (Annually)	12/18/2025	USD	7,370,000	49,930	6,695	43,235
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	4,938,374	29,800	13,315	16,485
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/19/2027	JPY	2,363,000,000	(17,850)	(22,459)	4,609
1.50% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	3/19/2027	CNY	4,030,000	(1,746)	(1,968)	222
2.50% (Annually)	1-Day ESTR (Annually)	3/19/2027	EUR	36,900,000	(444,875)	(495,541)	50,666
3.00% (Annually)	1-Day SOFR (Annually)	3/19/2027	USD	77,670,000	1,532,584	1,475,407	57,177
3.00% (Quarterly)	3-Month KWCDC (Quarterly)	3/19/2027	KRW	1,379,570,000	(6,418)	(7,454)	1,036
3.50% (Annually)	1-Day SOFR (Annually)	3/19/2027	USD	3,290,000	33,817	28,166	5,651
4.00% (Annually)	1-Day SONIA (Annually)	3/19/2027	GBP	3,290,000	14,388	3,182	11,206
6.50% (Annually)	6-Month BUBOR (Semiannually)	3/19/2027	HUF	785,140,000	393	(9,118)	9,511
7.75% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/19/2027	COP	3,572,730,000	8,849	(6,009)	14,858
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	3/19/2027	CAD	7,580,000	32,317	25,095	7,222
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(92,267)	(163,594)	71,327
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	4,686	—	4,686
2.18% (Annually)	6-Month EURIBOR (Semiannually)	11/20/2027	EUR	220,030,000	17,821	(157,838)	175,659
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	24,634,810	156,195	92,662	63,533
3.70% (Annually)	1-Day SOFR (Annually)	5/31/2029	USD	23,180,000	296,110	22,949	273,161
3.50% (Annually)	1-Day SONIA (Annually)	8/31/2029	GBP	40,975,653	322,814	42,179	280,635
2.46% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	9/13/2029	CAD	36,930,000	110,455	(11,760)	122,215
2.30% (Annually)	6-Month EURIBOR (Semiannually)	9/25/2029	EUR	500,000	353	—	353
2.05% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	1,400,000	1,912	—	1,912
2.06% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	4,900,000	4,652	—	4,652
3.50% (Annually)	1-Day SONIA (Annually)	12/6/2029	GBP	20,624,000	159,872	67,626	92,246
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	282,703	46,270	236,433
1-Day SOFR (Annually)	4.09% (Annually)	12/23/2029	USD	20,200,000	34,938	—	34,938
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
13.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2030	BRL	9,612,396	$154,488	$53,555	$100,933
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/19/2030	JPY	7,867,000,000	141,625	114,964	26,661
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	3/19/2030	THB	77,860,000	(2,825)	(11,576)	8,751
3.00% (Annually)	1-Day SOFR (Annually)	3/19/2030	USD	11,410,000	523,151	454,177	68,974
3.75% (Annually)	1-Day SOFR (Annually)	3/19/2030	USD	4,630,000	57,370	5,163	52,207
3.75% (Annually)	1-Day SONIA (Annually)	3/19/2030	GBP	1,390,000	20,081	(109)	20,190
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	3/19/2030	NZD	11,390,000	144,470	109,316	35,154
5.00% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/19/2030	CLP	1,249,560,000	16,104	(7,024)	23,128
1-Day SOFR (Annually)	4.55% (Annually)	10/19/2030	USD	700,000	17,718	—	17,718
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	27,742	—	27,742
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	237,500	—	237,500
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	513,726	—	513,726
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	309,364	—	309,364
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	42,463	—	42,463
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	25,719	—	25,719
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	20,746	—	20,746
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	124,334	—	124,334
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	75,180	—	75,180
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	73,722	—	73,722
3.22% (Annually)	1-Day SOFR (Annually)	9/12/2031	USD	29,240,000	393,365	(22,458)	415,823
3.25% (Annually)	1-Day SOFR (Annually)	3/19/2032	USD	3,130,000	149,017	118,812	30,205
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,420,020	1,040,439	379,581
2.85% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	3,500,000	6,198	(22)	6,220
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	1,170,440,000	(10,661)	(35,543)	24,882
3.56% (Annually)	1-Day SOFR (Annually)	8/28/2034	USD	600,000	27,321	—	27,321
3.57% (Annually)	1-Day SOFR (Annually)	8/28/2034	USD	600,000	26,823	—	26,823
3.47% (Annually)	1-Day SOFR (Annually)	9/4/2034	USD	100,000	5,230	—	5,230
3.51% (Annually)	1-Day SOFR (Annually)	9/4/2034	USD	500,000	24,329	—	24,329
3.53% (Annually)	1-Day SOFR (Annually)	9/4/2034	USD	100,000	4,775	—	4,775
3.24% (Annually)	1-Day SOFR (Annually)	9/16/2034	USD	300,000	21,256	—	21,256
3.25% (Annually)	1-Day SOFR (Annually)	9/18/2034	USD	300,000	21,018	—	21,018
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	28,100,000	764,274	(609,717)	1,373,991
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	3/19/2035	CHF	5,570,000	(71,423)	(116,338)	44,915
2.75% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2035	EUR	5,130,000	(187,224)	(284,445)	97,221
3.00% (Quarterly)	3-Month KWCDC (Quarterly)	3/19/2035	KRW	1,451,150,000	(20,363)	(39,192)	18,829
3.75% (Annually)	6-Month NIBOR (Semiannually)	3/19/2035	NOK	21,970,000	43,456	(21,883)	65,339
3-Month New Zealand BBR FRA (Quarterly)	4.25% (Semiannually)	3/19/2035	NZD	10,200,000	151,956	147,908	4,048
5.25% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/19/2035	CLP	377,160,000	7,967	(4,213)	12,180
6.75% (Annually)	6-Month BUBOR (Semiannually)	3/19/2035	HUF	66,160,000	1,120	(2,807)	3,927
6-Month EURIBOR (Semiannually)	2.50% (Annually)	3/19/2035	EUR	31,855,000	431,449	218,755	212,694
9.00% (Quarterly)	3-Month JIBAR (Quarterly)	3/19/2035	ZAR	3,690,000	(1,869)	(5,940)	4,071
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	12,940,000	(218,695)	(494,695)	276,000
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	16,700,000	280,528	62,371	218,157
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/8/2044	EUR	16,862,660	(150,653)	(236,992)	86,339
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	19,310,000	(521,001)	(600,087)	79,086
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	23,800,000	176,680	(11,335)	188,015
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	11,900,000	1,004,267	(5,168)	1,009,435

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.36% (Annually)	1-Day SOFR (Annually)	12/13/2054	USD	8,650,000	$131,094	$51,461	$79,633
2.50% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2055	EUR	6,200,000	(487,162)	(722,690)	235,528
Subtotal Appreciation					$8,685,151	$116,542	$8,568,609
1-Day SOFR (Annually)	3.50% (Annually)	4/19/2025	USD	230,000	$(3,353)	$723	$(4,076)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	(1,254,134)	—	(1,254,134)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,795	(32,241)	—	(32,241)
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	(201,321)	—	(201,321)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	9.00% (Lunar)	3/17/2027	MXN	57,100,000	(1,520)	11,017	(12,537)
0.25% (Annually)	Swiss Average Overnight Rate (Annually)	3/19/2027	CHF	25,960,000	(149,796)	(94,046)	(55,750)
1-Day CLP-TNA (Semiannually)	4.75% (Semiannually)	3/19/2027	CLP	236,970,000	(1,234)	(192)	(1,042)
1-Day SONIA (Annually)	4.25% (Annually)	3/19/2027	GBP	74,410,000	108,039	516,155	(408,116)
3.50% (Annually)	6-Month PRIBOR (Semiannually)	3/19/2027	CZK	98,660,000	8,111	14,431	(6,320)
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	3/19/2027	ZAR	88,930,000	(7,358)	12,195	(19,553)
3-Month STIBOR (Quarterly)	2.00% (Annually)	3/19/2027	SEK	202,730,000	(125,803)	1,994	(127,797)
4.25% (Quarterly)	3-Month ASX BBSW (Quarterly)	3/19/2027	AUD	8,310,000	(47,804)	(47,365)	(439)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	3/19/2027	EUR	5,720,000	45,025	50,193	(5,168)
6-Month NIBOR (Semiannually)	4.00% (Annually)	3/19/2027	NOK	423,830,000	(171,108)	79,533	(250,641)
6-Month WIBOR (Semiannually)	4.75% (Annually)	3/19/2027	PLN	13,780,000	(21,010)	(13,990)	(7,020)
Thai Overnight Repurchase Rate (Quarterly)	2.00% (Quarterly)	3/19/2027	THB	42,050,000	3,278	4,959	(1,681)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(65,463)	—	(65,463)
1-Day SONIA (Annually)	3.50% (Annually)	8/31/2027	GBP	44,371,585	(236,560)	(70,951)	(165,609)
3-Month EURIBOR (Quarterly)	2.14% (Annually)	11/20/2027	EUR	220,030,000	(3,462)	165,888	(169,350)
1-Day SONIA (Annually)	3.50% (Annually)	12/4/2027	GBP	22,250,000	(109,087)	(54,064)	(55,023)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	(15,625)	—	(15,625)
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	(218,060)	—	(218,060)
1-Day SOFR (Annually)	3.96% (Annually)	3/6/2029	USD	6,550,000	(92,223)	—	(92,223)
1-Day SOFR (Annually)	4.10% (Annually)	3/20/2029	USD	5,500,000	(38,048)	—	(38,048)
2.70% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2029	EUR	500,000	(8,614)	—	(8,614)
2.65% (Annually)	6-Month EURIBOR (Semiannually)	8/14/2029	EUR	200,000	(2,949)	—	(2,949)
1-Day SOFR (Annually)	3.04% (Annually)	9/13/2029	USD	27,650,000	(461,555)	23,921	(485,476)
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2029	GBP	14,700,000	(93,746)	155,871	(249,617)
2.36% (Annually)	6-Month EURIBOR (Semiannually)	10/7/2029	EUR	700,000	(2,127)	—	(2,127)
1-Day COP-IBR-OIS (Quarterly)	8.25% (Quarterly)	3/19/2030	COP	5,060,710,000	(22,730)	24,984	(47,714)
3-Month STIBOR (Quarterly)	2.25% (Annually)	3/19/2030	SEK	186,200,000	(206,571)	131,637	(338,208)
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	3/19/2030	AUD	14,420,000	89,244	108,438	(19,194)
6-Month BUBOR (Semiannually)	6.50% (Annually)	3/19/2030	HUF	585,230,000	(7,042)	15,733	(22,775)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	3/19/2030	EUR	14,750,000	379,618	511,930	(132,312)
6-Month PRIBOR (Semiannually)	3.50% (Annually)	3/19/2030	CZK	56,450,000	(16,599)	2,881	(19,480)
1-Day SOFR (Annually)	3.08% (Annually)	3/28/2030	USD	4,500,000	(279,556)	—	(279,556)
1-Day SOFR (Annually)	3.94% (Annually)	6/5/2030	USD	31,600,000	(48,809)	240	(49,049)
Bank Of Canada Overnight Repo Rate (Semiannually)	2.80% (Semiannually)	9/11/2031	CAD	38,790,000	(96,181)	17,280	(113,461)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(342,401)	45,028	(387,429)
2.90% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	5,000,000	(7,036)	(2,345)	(4,691)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	16,610,000	416,461	435,778	(19,317)
3.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	3,200,000	(147,874)	(11,985)	(135,889)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SONIA (Annually)	3.50% (Annually)	8/28/2034	GBP	8,234,360	$(216,210)	$(84,959)	$(131,251)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	11/8/2034	EUR	26,293,564	16,554	106,265	(89,711)
1-Day SOFR (Annually)	3.73% (Annually)	12/4/2034	USD	6,100,000	(178,230)	—	(178,230)
1-Day SONIA (Annually)	3.50% (Annually)	12/4/2034	GBP	4,222,000	(114,183)	(74,584)	(39,599)
1-Day SOFR (Annually)	4.02% (Annually)	12/30/2034	USD	700,000	(3,283)	—	(3,283)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	9.00% (Lunar)	3/7/2035	MXN	16,420,000	(18,638)	4,693	(23,331)
1-Day COP-IBR-OIS (Quarterly)	8.50% (Quarterly)	3/19/2035	COP	2,059,660,000	(22,539)	11,612	(34,151)
1-Day SOFR (Annually)	3.25% (Annually)	3/19/2035	USD	1,410,000	(93,292)	(79,658)	(13,634)
1-Day SONIA (Annually)	3.75% (Annually)	3/19/2035	GBP	2,210,000	(68,740)	(3,112)	(65,628)
2.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	3/19/2035	CAD	1,750,000	21,583	29,005	(7,422)
3-Month STIBOR (Quarterly)	2.50% (Annually)	3/19/2035	SEK	78,840,000	(137,082)	154,722	(291,804)
5.00% (Annually)	6-Month WIBOR (Semiannually)	3/19/2035	PLN	1,530,000	4,200	4,452	(252)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	3/19/2035	AUD	3,940,000	31,743	50,603	(18,860)
6-Month PRIBOR (Semiannually)	3.75% (Annually)	3/19/2035	CZK	3,230,000	(639)	1,640	(2,279)
1-Day SOFR (Annually)	3.94% (Annually)	12/13/2039	USD	17,210,000	(150,562)	(46,326)	(104,236)
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	32,980,000	1,120,340	1,329,139	(208,799)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	39,910,000	(337,113)	(27,789)	(309,324)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	1,405,100,000	(150,067)	16,514	(166,581)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	6,560,000	(52,633)	31,966	(84,599)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	8,090,000	(476,974)	(451,167)	(25,807)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2055	EUR	4,200,000	(96,521)	(4,929)	(91,592)
Subtotal Depreciation					$(4,411,510)	$3,003,958	$(7,415,468)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2024					$4,273,641	$3,120,500	$1,153,141

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$35,997,196	$—	$35,997,196	$—
Asset-Backed Securities	314,679,056	—	313,210,316	1,468,740
Commercial Paper	1,423,343	—	1,423,343	—
Corporate Bonds	813,624,681	—	810,434,733	3,189,948
Foreign Bonds
Cayman Islands	2,915,207	—	—	2,915,207
Other^^	285,955,139	—	285,955,139	—
Total Foreign Bonds	288,870,346	—	285,955,139	2,915,207
Loan Agreements	29,149,052	—	27,039,763	2,109,289
Money Market Funds	258,373,176	258,373,176	—	—
Mortgage-Backed Securities	1,135,587,545	—	1,131,612,946	3,974,599
Municipal Bonds	8,652,195	—	8,652,195	—
Preferred Stocks	1,726,103	1,726,103	—	—
Purchased Options:
Call Options	342,472	342,472	—	—
Put Options	403,465	403,465	—	—
Total Purchased Options	745,937	745,937	—	—
Repurchase Agreements	216,500,000	—	216,500,000	—
U.S. Treasury Obligations	484,522,863	—	484,522,863	—
Total Assets - Investments in Securities	$3,589,851,493	$260,845,216	$3,315,348,494	$13,657,783
Other Financial Instruments***
Forward Foreign Currency Contracts	$4,104,906	$—	$4,104,906	$—
Futures Contracts	3,046,635	3,046,635	—	—
Swap Agreements	9,065,012	—	9,065,012	—
Total Assets - Other Financial Instruments	$16,216,553	$3,046,635	$13,169,918	$ —
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(30,422,933)	$—	$(30,422,933)	$—
Written Options:
Call Options	(284,555)	(284,555)	—	—
Put Options	(215,046)	(215,046)	—	—
Total Written Options	(499,601)	(499,601)	—	—
Total Liabilities - Investments in Securities	$(30,922,534)	$(499,601)	$(30,422,933)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,077,197)	$—	$(1,077,197)	$—
Futures Contracts	(6,623,979)	(6,623,979)	—	—
Swap Agreements	(7,545,117)	—	(7,545,117)	—
Total Liabilities - Other Financial Instruments	$(15,246,293)	$(6,623,979)	$(8,622,314)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended December 31, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2024.

See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
ASSET-BACKED SECURITIES — 4.6%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	$175,983	$160,426
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	245,691	244,873
AGL CLO 22, Ltd., Series 2022-22A, Class D1R
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 7.26%, 01/20/37 144A †	900,000	915,946
AGL CLO 35, Ltd., Series 2024-35A, Class D1
(Floating, CME Term SOFR 3M + 2.85%, 2.85% Floor), 7.36%, 01/21/38 144A †	1,030,000	1,051,329
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	274,216	273,717
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	114,395	112,750
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	41,137	40,656
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	30,790	30,589
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	42,761	42,561
Apex Credit CLO, Ltd., Series 2019-2A, Class D1NR
(Floating, CME Term SOFR 3M + 3.50%), 7.81%, 01/25/38 144A †	480,000	480,000
Apidos CLO L, Series 2024-50A, Class D1
(Floating, CME Term SOFR 3M + 2.80%, 2.80% Floor), 7.31%, 01/20/38 144A †	950,000	970,215
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	103,159
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,187,300	1,128,778
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C
7.05%, 02/22/28 144A	400,000	408,560
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	710,000	721,889
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	108,016
	Par	Value
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.05%, 07/25/36 144A †	$506,704	$451,278
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	131,215
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	117,395
CarVal CLO VII-C, Ltd., Series 2023-1A, Class D1R
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 7.77%, 07/20/37 144A †	920,000	942,520
CarVal CLO XI C, Ltd., Series 2024-3A, Class D1
(Floating, CME Term SOFR 3M + 3.00%, 3.00% Floor), 7.57%, 10/20/37 144A †	670,000	683,927
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	12,890	12,453
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	23,329
CBAM, Ltd., Series 2017-3A, Class DR
(Floating, CME Term SOFR 3M + 3.76%, 3.50% Floor), 8.41%, 07/17/34 144A †	440,000	444,046
CLI Funding VI LLC, Series 2020-1A, Class B
3.62%, 09/18/45 144A	768,019	716,349
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	96,876	97,939
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	100,859
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	93,980
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	51,606
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	20,000	20,215
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	40,676
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,527
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	$100,000	$104,176
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	38,232
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	47,521
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,522
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	190,000	193,531
Frontier Issuer LLC, Series 2024-1, Class C
11.16%, 06/20/54 144A	150,000	167,858
Gallatin CLO XI, Ltd., Series 2024-1A, Class C
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.88%, 10/20/37 144A †	1,100,000	1,107,357
GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1
7.47%, 06/25/54 144A STEP	56,898	56,976
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	59,027	58,558
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,444
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,427
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,122
Goldentree Loan Management U.S. CLO 7, Ltd., Series 2020-7A, Class DRR
(Floating, CME Term SOFR 3M + 2.80%, 2.80% Floor), 7.34%, 04/20/34 144A †	940,000	942,828
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class DRR
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.50%, 10/20/34 144A †	860,000	862,771
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	32,475	32,533
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	24,812	25,503
HPS Loan Management, Ltd., Series 2024-22A, Class D1
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.30%, 10/20/37 144A †	910,000	928,844
	Par	Value
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	$945,302	$860,210
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.20%, 05/20/54 144A †	94,303	95,211
LCM 39, Ltd.
(Floating, CME Term SOFR 3M + 3.25%, 3.25% Floor), 7.91%, 10/15/34 144A †	900,000	898,760
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	83,394	84,417
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	101,248
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	100,000	99,966
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	43,684	40,924
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	67,250
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	539,521
Neighborly Issuer, Series 2023-1A, Class A2
7.31%, 01/30/53 144A	1,218,300	1,238,803
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	867,631
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor, 12.50% Cap), 5.53%, 01/25/34†	127,129	125,469
Oaktree CLO, Ltd., Series 2022-2A, Class D1R2
(Floating, CME Term SOFR 3M + 3.25%, 3.25% Floor), 7.87%, 10/15/37 144A †	910,000	932,437
Obra CLO 1, Ltd., Series 2024-1A, Class D1
(Floating, CME Term SOFR 3M + 3.40%, 3.40% Floor), 7.82%, 01/20/38 144A †	1,080,000	1,080,000
Ocean Trails CLO XIV, Ltd., Series 2023-14A, Class D1R
(Floating, CME Term SOFR 3M + 3.10%), 7.39%, 01/20/38 144A †	940,000	940,000
Ocean Trails CLO XVI, Ltd., Series 2024-16A, Class D1
(Floating, CME Term SOFR 3M + 3.30%, 3.30% Floor), 7.86%, 01/20/38 144A †	900,000	920,048

See Notes to Financial Statements.

	Par	Value
OWN Equipment Fund I LLC, Series 2024-2M, Class A
5.70%, 12/20/32 144A	$145,000	$145,358
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	149,625	150,486
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	82,336
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	19,449
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	105,000	106,864
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	102,400
ServiceMaster Funding LLC, Series 2021-1, Class A2II
3.11%, 07/30/51 144A	903,916	743,107
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, U.S. 90-Day Average SOFR + 1.01%), 5.82%, 03/15/33 144A †	65,047	63,977
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 5.60%, 03/25/44†	66,940	65,757
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 5.24%, 01/15/53 144A †	56,501	55,818
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	135,601	122,625
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	887,844	817,643
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	84,911
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	230,000	233,087
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	89,048	71,363
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	69,333	62,784
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 5.88%, 11/15/27 144A †	200,000	201,807
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	46,530	46,385
	Par	Value
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 04/07/27	$40,046	$39,428
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	136,872	140,082
Valley Stream Park CLO, Ltd., Series 2022-1A, Class DRR
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 7.26%, 01/20/37 144A †	570,000	573,390
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 6.24% on 04/25/25), 5.24%, 04/25/51 144A STEP	29,783	29,827
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	103,997
Whitebox CLO II, Ltd., Series 2020-2A, Class D1R2
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.46%, 10/24/37 144A †	580,000	592,003
Wingstop Funding LLC, Series 2024-1A, Class A2
5.86%, 12/05/54 144A	100,000	99,517
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	100,000	102,592
Ziply Fiber Issuer LLC, Series 2024-1A, Class B
7.81%, 04/20/54 144A	40,000	41,229
Total Asset-Backed Securities (Cost $29,015,759)		29,195,098
CORPORATE BONDS — 16.8%
Air Lease Corporation
2.30%, 02/01/25	325,000	324,216
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	116,373
3.70%, 04/15/30(E)	1,270,000	1,336,011
3.13%, 12/01/30	5,000	4,433
Akamai Technologies, Inc.
1.13%, 02/15/29 CONV	31,000	30,382
Allison Transmission, Inc.
3.75%, 01/30/31 144A	75,000	66,407
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.73%), 5.54%, 01/17/31^	40,000	39,532
American Airlines, Inc.
5.50%, 04/20/26 144A	390,000	389,454
5.75%, 04/20/29 144A	750,000	744,358
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54^	105,000	108,814
American Express Co.
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	25,000	23,742
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
American Homes 4 Rent LP REIT
2.38%, 07/15/31	$20,000	$16,740
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	385,930
5.80%, 11/15/28	390,000	400,740
5.90%, 11/15/33	600,000	618,646
Amgen, Inc.
3.00%, 02/22/29	430,000	399,641
5.75%, 03/02/63	55,000	52,972
Amphenol Corporation
5.25%, 04/05/34Δ	40,000	40,170
5.00%, 01/15/35	130,000	127,068
Antares Holdings LP
3.75%, 07/15/27 144A	505,000	477,774
Aon North America, Inc.
5.45%, 03/01/34	70,000	69,964
5.75%, 03/01/54	115,000	112,632
AppLovin Corporation
5.13%, 12/01/29	100,000	99,701
5.50%, 12/01/34	255,000	253,441
Ares Capital Corporation
3.20%, 11/15/31Δ	375,000	322,578
Arrow Electronics, Inc.
2.95%, 02/15/32	30,000	25,555
Arthur J Gallagher & Co.
5.00%, 02/15/32	20,000	19,736
5.45%, 07/15/34	30,000	30,221
5.15%, 02/15/35	55,000	53,729
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	202,549
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	654,576
2.90%, 12/04/26(U)	1,650,000	1,992,876
4.35%, 03/01/29	410,000	401,534
3.65%, 06/01/51	165,000	116,770
3.50%, 09/15/53	150,000	101,154
Athene Global Funding
1.61%, 06/29/26 144A	110,000	104,845
Atlassian Corporation
5.25%, 05/15/29	105,000	105,853
5.50%, 05/15/34	285,000	286,708
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	141,890
Aviation Capital Group LLC
1.95%, 01/30/26 144A	80,000	77,499
6.25%, 04/15/28 144A	55,000	56,774
6.75%, 10/25/28 144A	100,000	105,103
6.38%, 07/15/30 144A	105,000	110,018
Bank of America Corporation
1.38%, 03/26/25(E)	475,000	490,078
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 03/15/28ρ Δ ^	900,000	904,184
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	205,000	199,707
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	435,000	417,026
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	140,000	123,133
	Par	Value
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	$360,000	$300,911
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	135,000	116,255
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	25,000	24,519
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34Δ ^	290,000	288,156
(Variable, U.S. SOFR + 1.84%), 5.87%, 09/15/34^	90,000	92,464
(Variable, U.S. SOFR + 1.65%), 5.47%, 01/23/35Δ ^	145,000	145,262
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	48,998
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37^	105,000	93,092
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,393,273
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	170,000	133,462
Becton, Dickinson and Co.
3.83%, 06/07/32(E)	251,000	267,059
Belden, Inc.
3.88%, 03/15/28(E)	100,000	103,749
Bentley Systems, Inc.
0.38%, 07/01/27 CONV	27,000	24,381
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/27 CONV	340,000	316,795
Block, Inc.
3.50%, 06/01/31	285,000	251,173
Blue Owl Finance LLC
6.25%, 04/18/34Δ	170,000	174,878
Boeing Co. (The)
5.15%, 05/01/30	140,000	138,088
3.63%, 02/01/31	170,000	154,417
6.39%, 05/01/31	35,000	36,632
6.53%, 05/01/34	370,000	387,926
5.71%, 05/01/40	120,000	114,413
5.81%, 05/01/50	330,000	306,812
6.86%, 05/01/54	440,000	469,010
5.93%, 05/01/60	10,000	9,290
7.01%, 05/01/64	50,000	53,204
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	10,000	26,424
0.50%, 03/08/28(E)	275,000	265,395
4.00%, 03/01/44(E)	100,000	104,615
3.88%, 03/21/45(E)	300,000	309,478
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	680,000	713,425
BorgWarner, Inc.
5.40%, 08/15/34Δ	50,000	49,262
Broadcom, Inc.
4.15%, 11/15/30	60,000	57,416
2.45%, 02/15/31 144A	45,000	38,834
4.15%, 04/15/32 144A	35,000	32,857
2.60%, 02/15/33 144A	185,000	153,043
3.42%, 04/15/33 144A	75,000	65,704

See Notes to Financial Statements.

	Par	Value
3.47%, 04/15/34 144A	$905,000	$784,969
3.14%, 11/15/35 144A	390,000	318,728
Carnival Corporation
5.75%, 03/01/27 144A	80,000	79,882
5.75%, 12/01/27 CONV	14,000	28,229
4.00%, 08/01/28 144A	95,000	90,106
6.00%, 05/01/29 144A	45,000	44,928
7.00%, 08/15/29 144A	20,000	20,819
CCO Holdings LLC
4.25%, 01/15/34 144A Δ	135,000	109,680
CDW LLC
3.28%, 12/01/28	30,000	27,964
3.25%, 02/15/29Δ	55,000	50,715
3.57%, 12/01/31	445,000	396,395
5.55%, 08/22/34	110,000	108,874
Centene Corporation
2.45%, 07/15/28Δ	5,000	4,511
4.63%, 12/15/29	175,000	165,640
3.38%, 02/15/30	50,000	44,565
3.00%, 10/15/30	190,000	164,109
2.50%, 03/01/31	225,000	186,250
CenterPoint Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.70%, 05/15/55^	65,000	64,803
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	490,000	423,630
Charter Communications Operating LLC
3.50%, 06/01/41	370,000	253,958
5.75%, 04/01/48	890,000	762,522
5.13%, 07/01/49	60,000	47,254
4.80%, 03/01/50	325,000	244,993
3.70%, 04/01/51Δ	105,000	65,759
3.90%, 06/01/52	40,000	25,751
5.25%, 04/01/53Δ	390,000	315,985
6.83%, 10/23/55	45,000	44,087
3.85%, 04/01/61	30,000	18,130
4.40%, 12/01/61	245,000	163,643
3.95%, 06/30/62	245,000	149,811
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,377
4.00%, 03/01/31	235,000	217,607
3.25%, 01/31/32	55,000	47,739
5.95%, 06/30/33	185,000	189,611
Choice Hotels International, Inc.
5.85%, 08/01/34Δ	30,000	30,086
Cigna Group (The)
4.80%, 08/15/38	280,000	254,176
3.20%, 03/15/40	135,000	99,262
3.40%, 03/15/50	260,000	171,358
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ ^	100,000	99,966
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	175,000	171,601
	Par	Value
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	$195,000	$176,013
Civitas Resources, Inc.
8.63%, 11/01/30 144A	25,000	26,204
Comcast Corporation
3.55%, 09/26/36(E)	200,000	208,014
ConocoPhillips
6.50%, 02/01/39	10,000	10,945
Continental Resources, Inc.
5.75%, 01/15/31 144A	1,035,000	1,023,343
2.88%, 04/01/32 144A	245,000	201,664
4.90%, 06/01/44	270,000	218,953
COPT Defense Properties LP REIT
2.75%, 04/15/31	20,000	17,112
Coty, Inc.
3.88%, 04/15/26(E)	100,000	103,827
CSC Holdings LLC
4.13%, 12/01/30 144A Δ	200,000	144,414
4.63%, 12/01/30 144A	400,000	209,451
3.38%, 02/15/31 144A	200,000	141,219
Daimler Truck Finance North America LLC
5.50%, 09/20/33 144A	180,000	180,554
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	100,000	99,422
Datadog, Inc.
0.00%, 12/01/29 144A CONV »	45,000	43,515
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,046
3.25%, 02/15/32	135,000	116,133
6.75%, 09/15/37 144A	500,000	537,521
Dell International LLC
8.10%, 07/15/36Δ	122,000	144,868
8.35%, 07/15/46	14,000	17,874
Devon Energy Corporation
5.88%, 06/15/28	384,000	385,713
5.20%, 09/15/34Δ	2,250,000	2,139,656
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	265,266
Diamondback Energy, Inc.
6.25%, 03/15/53	65,000	64,966
5.75%, 04/18/54	45,000	42,350
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	297,149
Dillard's, Inc.
7.75%, 07/15/26	450,000	466,869
Discovery Communications LLC
3.63%, 05/15/30	105,000	93,437
DISH DBS Corporation
7.75%, 07/01/26	1,335,000	1,124,468
5.75%, 12/01/28 144A Δ	885,000	758,330
DR Horton, Inc.
5.00%, 10/15/34	85,000	82,308
Dropbox, Inc.
0.00%, 03/01/28 CONV »	29,000	29,743
DTE Energy Co.
3.40%, 06/15/29Δ	122,000	114,271
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Duke Energy Corporation
5.45%, 06/15/34	$165,000	$164,733
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 09/01/54^	55,000	55,976
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	35,000	33,098
EchoStar Corporation
10.75%, 11/30/29	1,519,286	1,635,299
3.88%, 11/30/30 CONV 1	226,395	238,684
6.75%, 11/30/301	263,232	239,112
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	58,926
Elevance Health, Inc.
4.95%, 11/01/31	410,000	403,400
4.10%, 05/15/32	25,000	23,132
5.20%, 02/15/35	835,000	815,972
Energy Transfer LP
5.75%, 02/15/33	370,000	375,320
6.55%, 12/01/33	280,000	298,281
5.60%, 09/01/34	1,535,000	1,534,657
5.95%, 05/15/54	110,000	106,411
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 05/15/54^	360,000	378,238
EnLink Midstream LLC
6.50%, 09/01/30 144A	10,000	10,480
Entegris, Inc.
4.75%, 04/15/29 144A	185,000	177,300
Enterprise Products Operating LLC
4.80%, 02/01/49	290,000	250,280
EOG Resources, Inc.
5.65%, 12/01/54	50,000	49,077
EPR Properties REIT
3.60%, 11/15/31	35,000	30,667
EQT Corporation
7.00%, 02/01/30	50,000	53,234
3.63%, 05/15/31 144A	225,000	200,771
Equinix, Inc. REIT
2.15%, 07/15/30Δ	490,000	421,967
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	605,644
Evergy, Inc.
4.50%, 12/15/27 CONV	22,000	23,991
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.65%, 06/01/55^	70,000	70,388
Expand Energy Corporation
4.75%, 02/01/32	760,000	707,925
Expedia Group, Inc.
3.25%, 02/15/30Δ	15,000	13,832
2.95%, 03/15/31Δ	490,000	431,955
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	136,000	135,998
FirstEnergy Corporation
4.00%, 05/01/26 CONV	41,000	41,348
Fiserv, Inc.
5.63%, 08/21/33	300,000	305,547
	Par	Value
Ford Motor Credit Co. LLC
3.82%, 11/02/27	$400,000	$383,394
2.90%, 02/10/29Δ	875,000	784,006
4.00%, 11/13/30Δ	850,000	766,382
Freeport-McMoRan, Inc.
4.25%, 03/01/30Δ	10,000	9,510
4.63%, 08/01/30Δ	5,000	4,851
Freshpet, Inc.
3.00%, 04/01/28 CONV	3,000	6,641
Gartner, Inc.
4.50%, 07/01/28 144A Δ	405,000	395,163
3.63%, 06/15/29 144A	65,000	60,434
3.75%, 10/01/30 144A	10,000	9,142
General Dynamics Corporation
3.63%, 04/01/30	425,000	401,537
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	5,000	5,111
Glencore Funding LLC
6.13%, 10/06/28 144A	150,000	154,770
2.50%, 09/01/30 144A	55,000	47,700
6.38%, 10/06/30 144A	180,000	189,132
2.85%, 04/27/31 144A	420,000	363,492
5.70%, 05/08/33 144A Δ	120,000	121,467
6.50%, 10/06/33 144A	740,000	785,570
Global Payments, Inc.
5.30%, 08/15/29	30,000	30,071
2.90%, 05/15/30	65,000	57,899
2.90%, 11/15/31Δ	65,000	55,604
5.40%, 08/15/32Δ	375,000	375,269
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	96,087
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 5.53%, 02/03/25† ρ	40,000	33,903
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	347,642
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	205,000	199,200
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	271,851
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	280,000	269,482
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	187,657
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	21,558
6.75%, 10/01/37	180,000	193,648
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONV	25,000	24,512
HCA, Inc.
5.38%, 09/01/26	18,000	18,066
4.13%, 06/15/29	70,000	66,817
3.50%, 09/01/30	50,000	45,452
2.38%, 07/15/31	30,000	24,930
3.63%, 03/15/32	180,000	158,704
5.50%, 06/01/33	210,000	207,896
5.60%, 04/01/34	85,000	83,796
5.45%, 09/15/34	190,000	185,138

See Notes to Financial Statements.

	Par	Value
5.25%, 06/15/49	$145,000	$125,921
Helmerich & Payne, Inc.
5.50%, 12/01/34 144A Δ	655,000	622,926
Hercules LLC
6.50%, 06/30/29	130,000	130,930
Hess Midstream Operations LP
4.25%, 02/15/30 144A	145,000	134,269
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A Δ	155,000	134,745
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A	20,000	17,920
Hologic, Inc.
3.25%, 02/15/29 144A	165,000	149,366
Home Depot, Inc. (The)
4.90%, 04/15/29Δ	400,000	403,659
4.95%, 06/25/34	45,000	44,454
Host Hotels & Resorts LP REIT
5.50%, 04/15/35Δ	180,000	176,367
Icahn Enterprises LP
4.38%, 02/01/29	15,000	12,544
iHeartCommunications, Inc.
5.25%, 08/15/27 144A	3,850	2,916
Ingersoll Rand, Inc.
5.70%, 08/14/33Δ	370,000	378,497
Intel Corporation
4.75%, 03/25/50Δ	105,000	81,345
4.90%, 08/05/52Δ	20,000	15,827
5.70%, 02/10/53	20,000	17,726
InterDigital, Inc.
3.50%, 06/01/27 CONV	5,000	12,587
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35Δ	40,000	37,873
Iron Mountain, Inc. REIT
5.25%, 07/15/30 144A	145,000	138,523
Itron, Inc.
1.38%, 07/15/30 144A CONV	10,000	10,575
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	140,000	145,819
JBS U.S.A. Holding Lux S.a.r.l.
3.00%, 02/02/29	45,000	41,084
3.75%, 12/01/31	50,000	44,502
6.75%, 03/15/34	15,000	15,888
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	360,930
6.50%, 01/20/43	260,000	277,535
John Deere Capital Corporation
1.25%, 01/10/25	85,000	84,939
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	251,344
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	400,000	389,966
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	515,000	460,885
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	24,446
	Par	Value
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51Δ ^	$460,000	$305,445
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,291,281
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	41,864
6.95%, 01/15/38	50,000	54,278
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	636,786
Kroger Co. (The)
5.00%, 09/15/34	360,000	348,463
Kronos International, Inc.
9.50%, 03/15/29(E)	100,000	114,193
L3Harris Technologies, Inc.
5.40%, 01/15/27	30,000	30,373
5.40%, 07/31/33	150,000	149,770
5.35%, 06/01/34	175,000	174,538
5.60%, 07/31/53	45,000	43,706
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A Δ	35,000	34,206
Leidos, Inc.
4.38%, 05/15/30	370,000	354,249
2.30%, 02/15/31	35,000	29,413
5.75%, 03/15/33Δ	140,000	142,026
Lennar Corporation
4.75%, 11/29/27Δ	720,000	718,258
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	11,000	13,474
LifePoint Health, Inc.
4.38%, 02/15/27 144A	230,000	220,614
Marathon Petroleum Corporation
4.70%, 05/01/25	70,000	69,935
Marriott International, Inc.
2.85%, 04/15/31Δ	75,000	65,570
5.30%, 05/15/34	50,000	49,663
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A Δ	45,000	42,034
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35	225,000	219,850
Martin Marietta Materials, Inc.
5.15%, 12/01/34Δ	50,000	49,126
Marvell Technology, Inc.
2.95%, 04/15/31	60,000	52,680
5.95%, 09/15/33	5,000	5,197
Masco Corporation
6.50%, 08/15/32	27,000	28,508
Matador Resources Co.
6.88%, 04/15/28 144A	20,000	20,305
MBIA Insurance Corporation
16.18%, 01/15/33 144A #	215,000	8,063
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	380,760
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	80,944
Medtronic, Inc.
4.15%, 10/15/53(E)	181,000	195,894
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	$10,000	$12,641
Meta Platforms, Inc.
4.30%, 08/15/29	405,000	400,099
Microchip Technology, Inc.
5.05%, 03/15/29	140,000	139,803
5.05%, 02/15/30Δ	75,000	74,438
Micron Technology, Inc.
6.75%, 11/01/29	185,000	197,107
2.70%, 04/15/32	30,000	25,159
5.88%, 02/09/33	165,000	169,112
5.88%, 09/15/33Δ	545,000	559,338
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	52,164
3.88%, 05/15/32 144A	130,000	112,893
Morgan Stanley
3.63%, 01/20/27	250,000	245,530
3.95%, 04/23/27	27,000	26,462
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	285,000	253,342
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	21,170
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) Δ ^	820,000	1,065,098
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	120,000	118,168
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	100,000	99,373
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	200,000	212,286
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	830,000	847,699
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36Δ ^	190,000	154,645
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	135,000	135,424
Motorola Solutions, Inc.
5.40%, 04/15/34	280,000	280,222
MPLX LP
5.00%, 03/01/33	25,000	24,028
4.70%, 04/15/48	80,000	65,743
MSCI, Inc.
3.88%, 02/15/31 144A Δ	440,000	403,450
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	643,294
Navient Corporation
6.75%, 06/15/26Δ	125,000	126,661
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	64,960
1.13%, 02/15/27 CONV Δ	24,000	24,945
5.88%, 02/15/27 144A	105,000	104,748
8.13%, 01/15/29 144A	95,000	100,181
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	25,100
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	105,835
5.88%, 11/15/28	90,000	93,326
	Par	Value
6.38%, 05/15/29Δ	$135,000	$143,186
5.38%, 11/15/29 144A	10,000	10,199
4.88%, 06/15/30 144A	715,000	712,078
4.90%, 08/15/34	190,000	186,436
Nordson Corporation
5.80%, 09/15/33	25,000	25,786
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	6,000	7,046
Novartis Capital Corporation
3.80%, 09/18/29	415,000	399,684
NRG Energy, Inc.
2.75%, 06/01/48 CONV	9,000	19,768
Nutanix, Inc.
0.25%, 10/01/27 CONV	18,000	21,834
Occidental Petroleum Corporation
3.50%, 08/15/29	280,000	256,990
5.38%, 01/01/32Δ	800,000	784,562
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	101,357
9.63%, 11/15/28(E)	100,000	110,585
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	16,000	15,124
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	272,311
Oracle Corporation
4.00%, 07/15/46	185,000	142,667
3.95%, 03/25/51	150,000	111,321
Ovintiv, Inc.
6.50%, 08/15/34	40,000	41,532
Owens Corning
7.00%, 12/01/36	523,000	583,085
Pacific Gas and Electric Co.
4.55%, 07/01/30	200,000	193,703
3.25%, 06/01/31	160,000	142,130
5.80%, 05/15/34	280,000	286,565
3.30%, 08/01/40	95,000	71,244
4.95%, 07/01/50	103,019	89,500
Palo Alto Networks, Inc.
0.38%, 06/01/25 CONV	6,000	21,975
Parsons Corporation
2.63%, 03/01/29 144A CONV	24,000	28,212
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	380,476
Permian Resources Operating LLC
3.25%, 04/01/28 CONV	5,000	12,603
6.25%, 02/01/33 144A	190,000	187,703
PG&E Corporation
4.25%, 12/01/27 CONV	28,000	30,506
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	32,278
3.50%, 03/01/32	340,000	293,356
Pinnacle West Capital Corporation
4.75%, 06/15/27 144A CONV	23,000	24,161
Plains All American Pipeline LP
3.55%, 12/15/29	70,000	65,125
3.80%, 09/15/30	85,000	78,956

See Notes to Financial Statements.

	Par	Value
Post Holdings, Inc.
2.50%, 08/15/27 CONV	$6,000	$7,044
5.50%, 12/15/29 144A	30,000	29,061
4.50%, 09/15/31 144A	50,000	44,836
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	80,000	83,740
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	101,834
PVH Corporation
4.13%, 07/16/29(E)	218,000	232,414
Range Resources Corporation
4.75%, 02/15/30 144A	840,000	788,999
RAY Financing LLC
6.50%, 07/15/31(E) 144A	580,000	629,578
6.50%, 07/15/31(E)	130,000	141,112
Roche Holdings, Inc.
4.79%, 03/08/29 144A	400,000	400,932
4.99%, 03/08/34 144A	205,000	203,183
Rocket Mortgage LLC
2.88%, 10/15/26 144A	370,000	351,332
3.63%, 03/01/29 144A	15,000	13,595
3.63%, 03/01/29	130,000	117,821
3.88%, 03/01/31 144A	570,000	496,995
4.00%, 10/15/33 144A	165,000	137,575
Rockies Express Pipeline LLC
6.88%, 04/15/40 144A	1,340,000	1,275,122
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	9,823
5.50%, 04/01/28 144A	375,000	372,455
5.63%, 09/30/31 144A	115,000	113,196
6.25%, 03/15/32 144A	50,000	50,638
6.00%, 02/01/33 144A	200,000	199,669
RTX Corporation
2.38%, 03/15/32	15,000	12,467
5.15%, 02/27/33	165,000	163,725
6.10%, 03/15/34Δ	170,000	179,146
Sasol Financing U.S.A. LLC
5.50%, 03/18/31Δ	1,470,000	1,241,657
Seagate HDD Cayman
3.50%, 06/01/28 CONV	23,000	27,726
4.09%, 06/01/29	5,000	4,667
9.63%, 12/01/32	7,650	8,632
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54^	45,000	44,731
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	660,209
3.75%, 02/15/31 144A	205,000	179,431
Snowflake, Inc.
0.00%, 10/01/29 144A CONV »	11,000	13,101
Southern Co. (The)
5.70%, 03/15/34	370,000	378,231
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	137,433
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	340,763
	Par	Value
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	$30,000	$30,833
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	65,000	69,264
Sprint Capital Corporation
8.75%, 03/15/32	165,000	197,669
Steel Dynamics, Inc.
5.38%, 08/15/34Δ	30,000	29,810
Stewart Information Services Corporation
3.60%, 11/15/31	220,000	190,999
Stryker Corporation
3.38%, 09/11/32(E)	140,000	146,848
Summer BC Holdco B S.a.r.l.
5.75%, 10/31/26(E)	100,000	103,604
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	90,000	90,905
Sysco Corporation
6.60%, 04/01/50Δ	37,000	40,679
Targa Resources Corporation
6.13%, 03/15/33Δ	115,000	118,676
6.50%, 03/30/34	320,000	338,607
5.50%, 02/15/35	10,000	9,848
Targa Resources Partners LP
5.50%, 03/01/30	285,000	286,079
4.88%, 02/01/31	10,000	9,663
4.00%, 01/15/32	95,000	86,501
TD SYNNEX Corporation
6.10%, 04/12/34Δ	690,000	707,825
Textron, Inc.
2.45%, 03/15/31	25,000	21,288
6.10%, 11/15/33	375,000	391,178
The Campbell's Company
5.40%, 03/21/34Δ	85,000	84,651
Time Warner Cable LLC
5.88%, 11/15/40	10,000	8,960
5.50%, 09/01/41	35,000	29,794
4.50%, 09/15/42	180,000	134,916
Timken Co. (The)
4.13%, 05/23/34(E)	195,000	202,708
T-Mobile U.S.A., Inc.
2.40%, 03/15/29	25,000	22,525
3.88%, 04/15/30	675,000	635,411
2.70%, 03/15/32	515,000	436,414
5.75%, 01/15/34	505,000	518,122
4.50%, 04/15/50	235,000	193,194
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	291,770
4.45%, 08/01/42	750,000	636,817
TransDigm, Inc.
6.75%, 08/15/28 144A	35,000	35,349
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,114
6.00%, 04/01/27	10,000	10,009
4.50%, 12/01/29 144A Δ	110,000	102,819
4.63%, 03/01/30 144A	70,000	65,294
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Trimble, Inc.
6.10%, 03/15/33	$280,000	$290,920
TriNet Group, Inc.
3.50%, 03/01/29 144A	160,000	144,938
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	9,000	10,904
Uber Technologies, Inc.
7.50%, 09/15/27 144A	167,000	170,132
6.25%, 01/15/28 144A	120,000	121,116
0.88%, 12/01/28 CONV	33,000	36,465
4.50%, 08/15/29 144A	400,000	387,840
4.80%, 09/15/34	70,000	67,052
5.35%, 09/15/54	130,000	120,999
UGI International LLC
2.50%, 12/01/29(E)	200,000	193,268
United Rentals North America, Inc.
3.88%, 02/15/31	1,290,000	1,153,448
6.13%, 03/15/34 144A	665,000	660,630
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	427,069
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	45,000	45,453
4.13%, 08/15/31 144A	265,000	237,525
Veralto Corporation
5.45%, 09/18/33	395,000	396,856
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	318,500
2.36%, 03/15/32	465,000	385,840
5.50%, 02/23/54	35,000	33,620
Vertex, Inc.
0.75%, 05/01/29 144A CONV	5,000	7,930
VF Corporation
4.25%, 03/07/29(E)	100,000	103,703
Viking Cruises, Ltd.
5.88%, 09/15/27 144A Δ	90,000	89,618
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	886,333
Viper Energy, Inc.
7.38%, 11/01/31 144A	40,000	41,908
Visa, Inc.
1.90%, 04/15/27Δ	425,000	401,893
Vistra Operations Co. LLC
5.70%, 12/30/34 144A	40,000	39,609
VMware LLC
2.20%, 08/15/31	140,000	116,230
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	273,899
Vulcan Materials Co.
5.35%, 12/01/34Δ	165,000	164,649
5.70%, 12/01/54	35,000	34,162
Warnermedia Holdings, Inc.
4.28%, 03/15/32	50,000	44,088
4.69%, 05/17/33(E)	500,000	520,999
5.05%, 03/15/42	450,000	362,688
Waste Management, Inc.
4.95%, 03/15/35	180,000	175,616
	Par	Value
Wells Fargo & Co.
5.88%, 06/15/25ρ ^	$170,000	$170,117
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	200,000	176,458
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	1,380,000	1,365,571
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34^	80,000	85,034
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	840,000	747,691
Western Digital Corporation
4.75%, 02/15/26	135,000	133,815
2.85%, 02/01/29	65,000	57,920
Western Midstream Operating LP
3.10%, 02/01/25	850,000	849,078
4.05%, 02/01/30	20,000	18,773
6.15%, 04/01/33	265,000	270,857
5.45%, 04/01/44	10,000	8,915
5.30%, 03/01/48	50,000	42,558
5.50%, 08/15/48	835,000	730,357
5.25%, 02/01/50	25,000	21,420
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	273,948
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	29,987
5.95%, 09/30/34 144A	35,000	35,130
Williams Cos., Inc. (The)
5.15%, 03/15/34Δ	115,000	111,882
5.75%, 06/24/44	320,000	310,795
WMG Acquisition Corporation
2.25%, 08/15/31(E)	100,000	95,606
Workiva, Inc.
1.25%, 08/15/28 CONV	25,000	26,556
Yum! Brands, Inc.
4.63%, 01/31/32	255,000	235,887
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	149,714
6.75%, 04/23/30 144A	150,000	144,409
Total Corporate Bonds (Cost $112,494,310)		107,518,783
FOREIGN BONDS — 40.3%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	99,696
Argentina — 0.6%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	111,551
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30 STEP	795,031	614,678
(Step to 4.75% on 07/09/27), 4.13%, 07/09/35 STEP	1,625,941	1,082,317
Pampa Energia SA
7.95%, 09/10/31 144A	610,000	622,901
Pan American Energy LLC
8.50%, 04/30/32 144A	960,000	1,025,218

See Notes to Financial Statements.

	Par	Value
Provincia de Buenos Aires
6.63%, 09/01/37 144A STEP	$600,575	$401,935
		3,858,600
Australia — 0.3%
Australia Government Bond
1.75%, 06/21/51(A)	2,000,000	666,826
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A	100,000	90,104
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	2,133,000	1,292,951
		2,049,881
Austria — 0.2%
Benteler International AG
9.38%, 05/15/28(E) Δ	100,000	109,568
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	17,000	15,645
Sappi Papier Holding GmbH
3.13%, 04/15/26(E)	100,000	103,013
Suzano Austria GmbH
5.00%, 01/15/30	730,000	701,961
3.75%, 01/15/31	100,000	88,319
		1,018,506
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	206,911
Belgium — 0.3%
Azelis Finance NV
4.75%, 09/25/29(E) 144A	300,000	320,614
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) ^	500,000	569,995
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	464,329
Kingdom of Belgium Government Bond
1.45%, 06/22/37(E) 144A	33,774	28,965
0.40%, 06/22/40(E) 144A	40,594	27,488
3.75%, 06/22/45(E)	18,000	19,620
Ontex Group NV
3.50%, 07/15/26(E)	100,000	103,303
Proximus SADP
(Variable, EURIBOR ICE Swap Rate 5Y + 2.41%), 4.75%, 07/02/31(E) ρ ^	100,000	103,391
		1,637,705
Brazil — 0.7%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	80,000	79,607
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/27(B)	27,227,000	3,997,817
	Par	Value
Brazilian Government International Bond
5.63%, 01/07/41	$100,000	$84,205
		4,161,629
Bulgaria — 0.0%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	13,307
3.63%, 09/05/32(E)	11,000	11,673
4.50%, 01/27/33(E)	41,000	46,192
4.88%, 05/13/36(E)	31,000	35,315
		106,487
Canada — 0.9%
1011778 BC ULC
5.63%, 09/15/29 144A	100,000	98,627
4.00%, 10/15/30 144A	75,000	67,143
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A Δ	170,000	136,190
Canadian Government Bond
4.00%, 08/01/26(C)	805,000	569,041
3.50%, 03/01/28(C)	3,476,000	2,461,831
4.00%, 03/01/29(C)	275,000	199,175
3.00%, 06/01/34(C)	885,000	605,090
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	410,000	405,950
5.40%, 12/15/34 144A	125,000	121,669
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	400,000	425,880
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	337,630
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,369
3.88%, 02/15/28 144A	190,000	179,154
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	126,849
		5,775,598
Chile — 0.1%
Chile Government International Bond
3.10%, 05/07/41	265,000	190,100
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31	200,000	179,496
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	200,000	132,096
		501,692
China — 3.3%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	672,218
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,023,823
3.85%, 12/12/26(Y)	18,000,000	2,536,601
3.48%, 06/29/27(Y)	33,000,000	4,676,339
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.15%, 12/04/27(Y)	$13,000,000	$1,876,500
4.29%, 05/22/29(Y)	16,500,000	2,450,635
3.60%, 05/21/30(Y)	7,000,000	1,023,849
2.88%, 02/25/33(Y)	18,720,000	2,784,839
3.95%, 06/29/43(Y)	4,000,000	649,117
4.10%, 05/21/45(Y)	1,000,000	167,508
Times China Holdings, Ltd.
6.75%, 07/08/25	200,000	8,250
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	37,164
		20,906,843
Colombia — 0.7%
Colombia Government International Bond
3.00%, 01/30/30	315,000	261,686
8.00%, 04/20/33	200,000	204,850
7.50%, 02/02/34	200,000	197,300
8.00%, 11/14/35	200,000	201,600
7.75%, 11/07/36	370,000	362,378
5.63%, 02/26/44	3,170,000	2,343,819
8.38%, 11/07/54	240,000	233,256
Ecopetrol SA
8.88%, 01/13/33	690,000	703,640
8.38%, 01/19/36	95,000	91,691
		4,600,220
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34	200,000	203,725
Croatia — 0.0%
Croatia Government International Bond
3.38%, 03/12/34(E)	130,000	138,919
Czech Republic — 0.6%
CPI Property Group SA
(Step to 4.00% on 01/22/25), 2.75%, 01/22/28(U) STEP	100,000	114,399
(Variable, 4.34% - EUR Swap Rate 5Y), 3.75%, 04/28/28(E) ρ ^	100,000	91,136
1.75%, 01/14/30(E)	100,000	87,464
Czech Republic Government Bond
4.50%, 11/11/32(ZE)	21,020,000	888,527
4.90%, 04/14/34(ZE)	55,130,000	2,397,107
		3,578,633
Denmark — 0.0%
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) Δ ^	200,000	214,952
Dominican Republic — 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/34 144A	540,000	551,475
Dominican Republic International Bond
5.95%, 01/25/27	100,000	99,690
	Par	Value
4.88%, 09/23/32	$150,000	$134,250
4.88%, 09/23/32 144A	990,000	886,050
6.00%, 02/22/33	150,000	144,450
		1,815,915
Ecuador — 0.0%
Ecuador Government International Bond
5.35%, 07/31/30Ω	19,073	10,472
6.90%, 07/31/30 STEP	75,495	52,762
(Step to 6.90% on 07/31/25), 5.50%, 07/31/35 STEP	130,864	74,652
(Step to 5.50% on 07/31/26), 5.00%, 07/31/40 STEP	64,317	33,189
		171,075
Egypt — 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	1,300,000	1,189,978
7.90%, 02/21/48	200,000	147,234
		1,337,212
El Salvador — 0.0%
El Salvador Government International Bond
7.65%, 06/15/35Δ	62,000	60,094
9.50%, 07/15/52	150,000	156,877
		216,971
Finland — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	102,254
France — 2.6%
Accor SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.67%), 4.88%, 06/06/30(E) ρ ^	100,000	105,318
Afflelou SAS
6.00%, 07/25/29(E) 144A	210,000	227,528
Air France-KLM
4.63%, 05/23/29(E) Δ	100,000	106,836
Altice France SA
2.13%, 02/15/25(E)	1,220,000	1,193,710
8.13%, 02/01/27 144A Δ	750,000	608,877
3.38%, 01/15/28(E)	100,000	78,699
Bertrand Franchise Finance SAS
6.50%, 07/18/30(E)	100,000	108,725
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ Δ ^	740,000	745,811
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	308,067
(Variable, USD SOFR ICE Swap Rate 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	300,692
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ ^	860,000	881,306

See Notes to Financial Statements.

	Par	Value
(Variable, 0.83% - Euribor 3M), 0.50%, 01/19/30(E) ^	$700,000	$648,369
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	552,898
BPCE SA
0.25%, 01/14/31(E)	500,000	435,522
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	578,794
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	2,010,518
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A Δ ^	540,000	542,651
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ Δ ^	300,000	374,866
Elior Group SA
3.75%, 07/15/26(E)	100,000	102,940
Fnac Darty SA
6.00%, 04/01/29(E)	200,000	217,563
Forvia SE
2.38%, 06/15/27(E)	165,000	162,694
5.13%, 06/15/29(E)	100,000	103,845
French Republic Government Bond OAT
0.10%, 03/01/28(E)	133,517	134,764
2.75%, 02/25/29(E) 144A	1,201,000	1,250,921
0.00%, 11/25/31(E) 144A	868,000	740,232
3.00%, 11/25/34(E) 144A	1,258,000	1,282,935
1.25%, 05/25/38(E) 144A	525,000	419,916
2.50%, 05/25/43(E) 144A	393,000	350,977
3.25%, 05/25/55(E) 144A	371,000	351,837
0.50%, 05/25/72(E) 144A	19,000	6,758
Goldstory SAS
6.75%, 02/01/30(E)	100,000	108,493
6.75%, 02/01/30(E) 144A	620,000	672,655
Iliad Holding SASU
5.63%, 10/15/28(E)	200,000	212,682
Kapla Holding SAS
3.38%, 12/15/26(E)	100,000	102,886
Loxam SAS
5.75%, 07/15/27(E)	200,000	207,429
Matterhorn Telecom SA
4.00%, 11/15/27(E)	140,000	145,223
Nexans SA
4.25%, 03/11/30(E)	100,000	106,179
SNF Group SACA
2.63%, 02/01/29(E)	100,000	99,988
Valeo SE
5.88%, 04/12/29(E)	100,000	110,621
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	203,360
		16,904,085
	Par	Value
Germany — 6.4%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	$2,000,000	$1,739,793
Aroundtown SA
0.38%, 04/15/27(E)	200,000	193,366
Birkenstock Financing S.a.r.l.
5.25%, 04/30/29(E)	200,000	210,348
Bundesobligation
1.30%, 10/15/27(E)	368,000	374,314
2.40%, 10/19/28(E)	220,120	230,715
2.10%, 04/12/29(E)	65,895	68,211
2.50%, 10/11/29(E)	136,000	143,102
Bundesrepublik Deutschland Bundesanleihe
0.50%, 02/15/26(E)	76,324	77,690
0.00%, 02/15/31(E)	18,440,000	16,802,423
1.70%, 08/15/32(E)	16,423,506	16,404,172
2.60%, 08/15/34(E)	641,000	677,415
1.00%, 05/15/38(E)	161,000	137,967
0.00%, 08/15/52(E)	11,700	6,029
CECONOMY AG
6.25%, 07/15/29(E)	120,000	128,797
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E)	100,000	102,226
CT Investment GmbH
6.38%, 04/15/30(E)	100,000	108,370
6.38%, 04/15/30(E) 144A	370,000	400,969
Ctec II GmbH
5.25%, 02/15/30(E)	100,000	95,788
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	166,608
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	21,286
0.00%, 06/15/26(E)	77,000	77,200
0.01%, 05/05/27(E)	22,000	21,644
1.25%, 06/30/27(E)	29,000	29,315
2.75%, 03/15/28(E)	42,000	44,113
0.75%, 06/28/28(E)	61,000	59,893
0.75%, 01/15/29(E)	43,000	41,770
2.88%, 12/28/29(E)	121,000	127,780
0.00%, 09/15/31(E)	33,000	28,977
2.50%, 10/15/31(E)	34,000	35,232
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) Δ ^	300,000	322,250
ProGroup AG
5.38%, 04/15/31(E)	100,000	101,665
Schaeffler AG
4.75%, 08/14/29(E)	100,000	106,341
4.50%, 03/28/30(E)	100,000	104,321
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
State of North Rhine-Westphalia Germany
0.13%, 06/04/31(E)	$49,000	$43,472
1.65%, 02/22/38(E) Δ	11,000	9,777
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26(E)	175,839	182,719
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29(E) 144A	640,000	686,770
TK Elevator Holdco GmbH
6.63%, 07/15/28(E) Δ	90,000	93,652
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	362,638
4.38%, 07/15/27(E) Δ	200,000	207,222
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	22,579	23,648
		40,799,988
Ghana — 0.0%
Ghana Government International Bond
4.42%, 07/03/26 144A Ω	6,400	5,963
4.42%, 07/03/26 144A Ω	6,400	5,963
(Step to 6.00% on 07/03/28), 5.00%, 07/03/29 144A STEP	48,400	41,921
5.00%, 07/03/29 144A STEP	48,400	41,921
4.26%, 01/03/30 144A Ω	9,908	7,700
4.26%, 01/03/30 144A Ω	12,633	9,817
(Step to 6.00% on 07/03/28), 5.00%, 07/03/35 144A STEP	69,600	49,113
5.00%, 07/03/35 144A STEP	69,600	49,113
		211,511
Guatemala — 0.1%
Guatemala Government Bond
6.60%, 06/13/36	200,000	198,475
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	520,751
		719,226
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24#	200,000	13,870
Hungary — 0.4%
Hungary Government Bond
4.75%, 11/24/32(ZG)	282,860,000	635,050
7.00%, 10/24/35(ZG) Δ	579,260,000	1,506,473
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	15,606
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	112,104
		2,269,233
Indonesia — 2.1%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	89,879
5.25%, 01/17/42 144A	1,940,000	1,874,832
	Par	Value
5.25%, 01/17/42	$370,000	$357,571
Indonesia Treasury Bond
7.00%, 05/15/27(I)	51,272,000,000	3,186,063
6.88%, 04/15/29(I)	4,871,000,000	301,407
8.25%, 05/15/29(I)	25,029,000,000	1,625,835
6.38%, 04/15/32(I)	8,294,000,000	495,965
7.00%, 02/15/33(I)	28,563,000,000	1,772,113
6.63%, 02/15/34(I)	42,970,000,000	2,602,535
6.75%, 07/15/35(I)	10,148,000,000	619,370
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	200,453
1.88%, 11/05/31(E)	200,000	176,977
		13,303,000
Ireland — 0.5%
AerCap Ireland Capital DAC
5.75%, 06/06/28Δ	150,000	152,930
3.30%, 01/30/32	1,110,000	967,779
4.95%, 09/10/34Δ	150,000	143,098
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%), 6.95%, 03/10/55^	820,000	844,846
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	18,307
0.55%, 04/22/41(E)	36,000	26,225
3.00%, 10/18/43(E)	12,000	12,710
Linde PLC
3.63%, 06/12/34(E)	500,000	533,086
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A	200,000	200,841
		2,899,822
Israel — 0.0%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	60,345
5.88%, 03/30/31 144A	90,000	79,279
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	20,000	19,399
		159,023
Italy — 1.8%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ ^	100,000	107,148
Cassa Depositi e Prestiti SpA
2.00%, 04/20/27(E)	100,000	102,100
Cromwell Ereit Lux Finco S.a.r.l. REIT
2.13%, 11/19/25(E)	347,000	355,843
Fedrigoni SpA
6.13%, 06/15/31(E)	100,000	104,432
Fiber Bidco SpA
(Floating, Euribor 3M + 4.00%), 6.68%, 01/15/30(E) †	100,000	104,590
Italy Buoni Poliennali Del Tesoro
3.40%, 03/28/25(E)	137,000	142,151
1.40%, 05/26/25(E)	73,760	65,193

See Notes to Financial Statements.

	Par	Value
1.20%, 08/15/25(E)	$142,000	$146,033
3.45%, 07/15/27(E)	130,000	137,860
2.05%, 08/01/27(E)	4,190,000	4,301,562
0.95%, 09/15/27(E)	70,000	69,695
2.00%, 03/14/28(E)	29,455	30,283
1.60%, 11/22/28(E)	24,357	23,669
3.35%, 07/01/29(E)	44,000	46,623
3.00%, 10/01/29(E)	37,000	38,593
1.35%, 04/01/30(E)	290,000	278,355
3.70%, 06/15/30(E)	36,000	38,678
1.60%, 06/28/30(E)	142,298	133,498
0.60%, 08/01/31(E) 144A	1,301,000	1,151,528
3.15%, 11/15/31(E) 144A	30,000	31,048
2.50%, 12/01/32(E)	399,000	392,763
4.35%, 11/01/33(E)	57,000	63,535
3.85%, 02/01/35(E)	21,000	22,410
1.45%, 03/01/36(E) 144A	9,000	7,537
4.05%, 10/30/37(E) 144A	40,000	43,153
4.15%, 10/01/39(E) 144A	15,000	16,103
4.30%, 10/01/54(E) 144A	13,000	13,794
Multiversity SpA
(Floating, Euribor 3M + 4.25%), 7.30%, 10/30/28(E) †	100,000	104,359
Neopharmed Gentili SpA
7.13%, 04/08/30(E)	100,000	110,117
Optics Bidco SpA
7.88%, 07/31/28(E)	100,000	117,284
1.63%, 01/18/29(E)	100,000	95,946
Pachelbel Bidco SpA
7.13%, 05/17/31(E)	100,000	111,244
Rossini S.a.r.l.
6.75%, 12/31/29(E)	100,000	109,738
TeamSystem SpA
(Floating, Euribor 3M + 3.50%), 6.68%, 07/31/31(E) 144A †	710,000	740,887
Telecom Italia SpA
2.38%, 10/12/27(E) Δ	1,400,000	1,441,942
7.88%, 07/31/28(E)	100,000	117,332
UniCredit SpA
(Variable, 2.55% - Euribor 3M), 2.20%, 07/22/27(E) ^	300,000	307,417
		11,224,443
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	510,000	500,018
5.88%, 10/17/31(E)	200,000	194,425
4.88%, 01/30/32(E) 144A	340,000	310,578
4.88%, 01/30/32(E)	100,000	91,347
5.75%, 12/31/32 144A STEP	233,703	222,008
6.88%, 10/17/40(E)	100,000	89,921
		1,408,297
Japan — 0.8%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	124,071
	Par	Value
5.95%, 02/15/29 144A	$35,000	$35,767
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	157,700,000	979,772
0.50%, 03/20/33(J)	93,950,000	577,002
0.80%, 03/20/34(J)	302,650,000	1,886,189
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	33,800,000	160,384
1.80%, 09/20/53(J)	14,800,000	85,741
2.20%, 06/20/54(J)	117,800,000	741,963
SoftBank Group Corporation
4.63%, 07/06/28	200,000	191,475
		4,782,364
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	39,393	49,439
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	124,933
TVL Finance PLC
10.25%, 04/28/28(U)	100,000	130,213
		304,585
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	487,361
5.38%, 04/24/30	300,000	292,416
QazaqGaz NC JSC
4.38%, 09/26/27 144A	630,000	602,902
		1,382,679
Kenya — 0.1%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	860,000	851,267
Luxembourg — 0.5%
AccorInvest Group SA
6.38%, 10/15/29(E) 144A	180,000	196,521
Altice Financing SA
2.25%, 01/15/25(E) Δ	1,180,000	1,213,441
3.00%, 01/15/28(E)	120,000	96,725
ArcelorMittal SA
6.80%, 11/29/32Δ	210,000	224,546
6.75%, 03/01/41	160,000	165,154
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	694,430
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E)	200,000	225,998
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/14/28(E) ρ ^	200,000	218,382
		3,035,197
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mexico — 3.2%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	$1,125,000	$1,089,444
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	579,893
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	586,491
Cemex SAB de CV
5.20%, 09/17/30 144A	200,000	191,972
3.88%, 07/11/31 144A Δ	600,000	523,763
Mexican Bonos
7.50%, 06/03/27(M)	151,900,000	6,921,725
7.75%, 05/29/31(M)	13,790,000	590,364
7.50%, 05/26/33(M)	96,560,000	3,917,231
7.75%, 11/23/34(M)	54,100,000	2,172,164
7.75%, 11/13/42(M)	76,750,000	2,826,831
Mexico Government International Bond
3.63%, 04/09/29(E)	100,000	104,106
2.88%, 04/08/39(E)	700,000	576,337
5.75%, 10/12/10«	130,000	99,983
Petroleos Mexicanos
7.69%, 01/23/50	470,000	354,949
		20,535,253
Morocco — 0.1%
OCP SA
4.50%, 10/22/25 144A	320,000	316,478
Netherlands — 1.7%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	100,000	103,040
BE Semiconductor Industries NV
4.50%, 07/15/31(E)	100,000	108,563
Boels Topholding BV
5.75%, 05/15/30(E) 144A	610,000	662,593
5.75%, 05/15/30(E)	100,000	108,622
Boost Newco Borrower LLC
8.50%, 01/15/31(U) 144A	140,000	187,923
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	1,003,542
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	250,000	242,612
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	205,281
	Par	Value
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	$100,000	$99,929
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	333,992
1.63%, 10/13/31(E)	300,000	264,831
IPD 3 BV
8.00%, 06/15/28(E) 144A	220,000	240,990
(Floating, Euribor 3M + 3.38%), 6.22%, 06/15/31(E) 144A †	310,000	322,450
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ ^	131,000	144,495
Netherlands Government Bond
0.25%, 07/15/25(E) 144A	1,167,000	1,194,790
Odido Holding BV
3.75%, 01/15/29(E) 144A	480,000	492,920
3.75%, 01/15/29(E)	100,000	102,692
Petrobras Global Finance BV
6.88%, 01/20/40	80,000	77,190
6.90%, 03/19/49	880,000	827,756
Prosus NV
3.83%, 02/08/51	1,020,000	661,288
Q-Park Holding I BV
5.13%, 03/01/29(E)	100,000	107,094
Sunrise HoldCo IV BV
5.50%, 01/15/28 144A	310,000	303,805
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ Δ ^	300,000	336,101
TenneT Holding BV
0.88%, 06/16/35(E)	100,000	83,439
Trivium Packaging Finance BV
3.75%, 08/15/26(E)	100,000	102,967
United Group BV
5.25%, 02/01/30(E) 144A	500,000	515,349
6.75%, 02/15/31(E)	100,000	107,363
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	100,000	102,938
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	193,251
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,214,105
ZF Europe Finance BV
3.00%, 10/23/29(E)	200,000	186,574
Ziggo Bond Co. BV
3.38%, 02/28/30(E)	150,000	141,969
		10,780,454
New Zealand — 0.8%
New Zealand Government Bond
3.50%, 04/14/33(Z)	7,286,000	3,840,815

See Notes to Financial Statements.

	Par	Value
4.25%, 05/15/36(Z)	$2,261,000	$1,225,889
		5,066,704
Nigeria — 0.3%
Nigeria Government International Bond
8.38%, 03/24/29	220,000	214,164
7.14%, 02/23/30 144A	440,000	399,059
10.38%, 12/09/34 144A	245,000	250,376
7.63%, 11/28/47 144A	940,000	719,404
		1,583,003
Norway — 0.2%
Aker BP ASA
3.75%, 01/15/30 144A	150,000	139,469
4.00%, 01/15/31 144A	520,000	480,026
Var Energi ASA
8.00%, 11/15/32 144A	315,000	354,190
		973,685
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	202,934
Panama — 0.0%
Panama Government International Bond
3.16%, 01/23/30Δ	210,000	175,894
6.70%, 01/26/36	100,000	93,023
		268,917
Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.38%, 10/04/28	200,000	198,493
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	189,350
Peru — 0.1%
Peruvian Government International Bond
1.95%, 11/17/36(E)	100,000	82,640
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	481,360
		564,000
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	74,886
2.95%, 05/05/45	200,000	134,367
		209,253
Poland — 1.0%
Bank Gospodarstwa Krajowego
3.88%, 03/13/35(E)	100,000	103,311
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,201,732
	Par	Value
1.75%, 04/25/32(P)	$27,420,000	$5,101,415
Republic of Poland Government International Bond
3.13%, 10/22/31(E) Δ	46,000	47,969
3.88%, 10/22/39(E)	37,000	38,613
5.50%, 03/18/54	80,000	73,822
		6,566,862
Portugal — 0.2%
EDP SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.75%, 05/29/54(E) ^	100,000	106,123
Portugal Obrigacoes do Tesouro OT
1.65%, 07/16/32(E) 144A	1,290,581	1,253,990
		1,360,113
Romania — 0.2%
RCS & RDS SA
3.25%, 02/05/28(E)	100,000	100,305
Romanian Government International Bond
6.63%, 09/27/29(E)	35,000	39,121
5.13%, 09/24/31(E)	30,000	30,417
5.25%, 05/30/32(E)	29,000	29,375
2.00%, 04/14/33(E)	122,000	96,142
6.38%, 09/18/33(E) Δ	125,000	135,141
3.75%, 02/07/34(E)	100,000	88,889
5.75%, 03/24/35 144A	526,000	470,197
		989,587
Saudi Arabia — 0.0%
Gaci First Investment Co.
5.38%, 10/13/22ψ	200,000	166,715
Serbia — 0.0%
Serbia International Bond
2.13%, 12/01/30	200,000	162,773
Singapore — 0.0%
Sea, Ltd.
2.38%, 12/01/25 CONV	6,000	7,608
Slovakia — 0.0%
Slovakia Government Bond
3.75%, 03/06/34(E)	55,000	58,696
0.38%, 04/21/36(E)	18,400	13,583
		72,279
Slovenia — 0.0%
Slovenia Government Bond
3.00%, 03/10/34(E)	27,000	27,926
South Africa — 1.2%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	5,920,000	285,803
6.25%, 03/31/36(S)	2,140,000	81,777
9.00%, 01/31/40(S)	2,170,000	97,951
6.50%, 02/28/41(S)	75,016,000	2,654,818
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Republic of South Africa Government International Bond
4.85%, 09/30/29	$2,190,000	$2,042,298
7.10%, 11/19/36 144A	200,000	195,248
5.75%, 09/30/49	2,420,000	1,816,954
7.30%, 04/20/52	330,000	299,712
7.95%, 11/19/54 144A	200,000	192,135
		7,666,696
South Korea — 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	830,110,000	611,566
Spain — 0.5%
Autonomous Community of Madrid Spain
3.46%, 04/30/34(E)	20,000	21,240
Cellnex Finance Co. SA
2.00%, 02/15/33(E)	2,000,000	1,846,527
Eroski S Coop
10.63%, 04/30/29(E)	100,000	112,974
Grifols SA
2.25%, 11/15/27(E)	150,000	148,694
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	680,000	705,699
4.00%, 09/18/27(E) 144A	300,000	311,338
Spain Government Bond
1.45%, 10/31/27(E) 144A	26,000	26,284
1.40%, 07/30/28(E) 144A	73,000	73,068
3.55%, 10/31/33(E) 144A	19,000	20,570
3.25%, 04/30/34(E) 144A	22,000	23,213
4.00%, 10/31/54(E) 144A	39,000	42,594
		3,332,201
Sri Lanka — 0.1%
Sri Lanka Government International Bond
4.00%, 04/15/28 144A	62,105	58,116
(Step to 3.35% on 07/15/27), 3.10%, 01/15/30 144A STEP	46,615	38,596
(Step to 3.60% on 09/15/27), 3.35%, 03/15/33 144A STEP	91,435	69,906
(Step to 5.10% on 12/15/27), 3.60%, 06/15/35 144A STEP	61,740	44,757
(Step to 3.85% on 11/15/27), 3.60%, 05/15/36 144A STEP	42,849	32,631
(Step to 3.85% on 08/15/27), 3.60%, 02/15/38 144A STEP	85,734	65,512
		309,518
Supranational — 1.6%
European Bank for Reconstruction & Development
6.30%, 10/26/27(ZH)	351,800,000	4,023,321
European Investment Bank
2.88%, 10/15/31(E)	82,000	86,787
European Union
2.00%, 10/04/27(E)	59,000	60,675
2.50%, 12/04/31(E)	47,000	48,213
3.25%, 07/04/34(E)	1,560,000	1,666,513
	Par	Value
3.00%, 12/04/34(E)	$251,000	$262,175
3.38%, 10/04/39(E) Δ	6,000	6,337
4.00%, 04/04/44(E)	19,000	21,525
3.25%, 02/04/50(E)	10,000	10,241
3.00%, 03/04/53(E)	16,000	15,500
International Bank for Reconstruction & Development
6.75%, 07/13/29(ZH)	366,100,000	4,205,198
		10,406,485
Sweden — 0.3%
Assemblin Caverion Group AB
6.25%, 07/01/30(E)	100,000	108,941
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/02/26(E) ρ ^	100,000	99,712
Fastighets AB Balder
(Variable, 3.19% - EUR Swap Rate 5Y), 2.87%, 06/02/81(E) ^	200,000	202,059
Verisure Holding AB
3.25%, 02/15/27(E)	100,000	102,276
7.13%, 02/01/28(E) 144A	970,000	1,044,268
7.13%, 02/01/28(E)	100,000	107,656
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	249,431
5.25%, 02/15/29(E) Δ	100,000	103,930
		2,018,273
Switzerland — 0.2%
Aptiv Swiss Holdings, Ltd.
3.25%, 03/01/32Δ	25,000	21,580
UBS Group AG
(Variable, 1.05% - EURIBOR ICE SWAP RATE), 1.00%, 06/24/27(E) ^	400,000	403,124
(Variable, USD SOFR ICE Swap Rate 1Y + 1.34%), 5.62%, 09/13/30 144A ^	415,000	421,680
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	400,000	402,883
		1,249,267
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	403,176
Turkey — 0.5%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30 144A	385,000	381,038
Turkiye Government International Bond
6.00%, 03/25/27	1,570,000	1,574,168
9.13%, 07/13/30	200,000	221,463
7.13%, 07/17/32	235,000	233,393
6.50%, 01/03/35	430,000	402,755

See Notes to Financial Statements.

	Par	Value
4.88%, 04/16/43	$500,000	$348,395
		3,161,212
Ukraine — 0.0%
Ukraine Government International Bond
(Step to 3.00% on 02/01/27), 0.00%, 02/01/30 STEP	6,769	3,716
(Step to 3.00% on 02/01/27), 0.00%, 02/01/34 STEP	25,295	10,529
(Step to 4.50% on 08/01/25), 1.75%, 02/01/34 STEP	61,960	35,085
(Step to 3.00% on 02/01/27), 0.00%, 02/01/35 STEP	21,376	12,676
(Step to 4.50% on 08/01/25), 1.75%, 02/01/35 STEP	30,980	17,108
(Step to 3.00% on 02/01/27), 0.00%, 02/01/36 STEP	17,813	10,495
(Step to 4.50% on 08/01/25), 1.75%, 02/01/36 STEP	30,980	16,866
0.00%, 05/31/40Ξ	80,000	61,949
		168,424
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	176,303
United Kingdom — 3.8%
Albion Financing 1 S.a.r.l.
5.25%, 10/15/26(E)	100,000	104,770
Alexandrite Monnet UK Holdco PLC REIT
10.50%, 05/15/29(E)	100,000	113,752
Amber Finco PLC
6.63%, 07/15/29(E)	100,000	109,788
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	198,470
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	117,776
8.13%, 11/15/30(U)	100,000	133,812
BAE Systems PLC
1.90%, 02/15/31 144A Δ	485,000	401,485
5.30%, 03/26/34 144A	410,000	409,312
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	310,448
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	377,129
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) Δ ^	410,000	388,094
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	101,972
Bellis Finco PLC
4.00%, 02/16/27(U)	203,000	240,323
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	300,000	401,919
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	128,526
	Par	Value
Deuce Finco PLC
5.50%, 06/15/27(U)	$100,000	$122,661
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	1,825,476
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ Δ ^	400,000	400,582
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28Δ ^	680,000	682,899
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	187,872
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	113,569
INEOS Quattro Finance 2 PLC
8.50%, 03/15/29(E)	100,000	111,092
6.75%, 04/15/30(E) 144A	500,000	538,469
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E)	100,000	104,467
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	390,000	388,634
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	438,081
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	10,000	10,313
5.15%, 03/17/30 144A	20,000	19,594
6.50%, 03/26/31 144A	85,000	88,041
Maison Finco PLC
6.00%, 10/31/27(U)	100,000	123,189
Miller Homes Group Finco PLC
(Floating, Euribor 3M + 5.25%), 8.27%, 05/15/28(E) †	100,000	104,371
Mobico Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	100,000	120,001
Motion Finco S.a.r.l.
7.38%, 06/15/30(E)	200,000	211,244
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	159,307
National Grid PLC
4.28%, 01/16/35(E)	500,000	543,955
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	120,000	114,806
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	173,223
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	370,192
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	402,992
PEU Fin PLC
7.25%, 07/01/28(E) 144A	390,000	423,667
7.25%, 07/01/28(E)	520,000	564,890
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Pinewood Finco PLC
6.00%, 03/27/30(U) 144A	$1,000,000	$1,245,563
Pinnacle Bidco PLC
10.00%, 10/11/28(U) 144A	600,000	799,414
10.00%, 10/11/28(U)	100,000	133,236
Premier Foods Finance PLC
3.50%, 10/15/26(U)	920,000	1,127,936
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	121,306
SSE PLC
1.75%, 04/16/30(E)	350,000	340,537
Synthomer PLC
7.38%, 05/02/29(E)	100,000	108,487
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	358,074	425,988
United Kingdom Gilt
0.25%, 01/31/25(U)	350,000	436,627
4.13%, 01/29/27(U)	310,000	386,125
0.50%, 01/31/29(U)	1,779,000	1,920,944
4.13%, 07/22/29(U)	617,000	765,532
3.25%, 01/31/33(U)	636,000	729,526
4.50%, 09/07/34(U)	1,360,000	1,695,655
4.50%, 12/07/42(U)	99,000	116,613
4.50%, 12/07/42(U)	413,000	486,573
1.25%, 07/31/51(U)	1,226,000	686,683
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U) Δ	300,000	330,795
Vodafone Group PLC
4.88%, 06/19/49Δ	170,000	146,854
5.75%, 06/28/54	135,000	130,457
(Variable, EUR Swap Rate 5Y + 3.43%), 4.20%, 10/03/78(E) ^	100,000	105,768
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	300,000	313,685
		24,435,467
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	105,000	109,506
3.70%, 11/25/30	400,000	333,898
		443,404
Zambia — 0.0%
Zambia Government International Bond
(Step to 7.50% on 06/30/31), 5.75%, 06/30/33 STEP	159,882	140,569
Total Foreign Bonds (Cost $284,230,940)		257,736,962
LOAN AGREEMENTS — 1.0%
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.21%, 05/12/28†	478,937	481,097
	Par	Value
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.22%, 05/15/26†	$479,694	$481,093
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.11%, 05/23/31†	188,982	189,478
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 8.71%, 08/19/28†	503,587	504,668
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.71%, 07/31/27†	773,869	773,084
Boost Newco Borrower LLC USD Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.83%, 01/31/31†	44,888	45,215
Fugue Finance LLC Existing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 8.51%, 01/31/28†	599,348	605,779
Garda World Security Corporation Tenth Additional Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 7.80%, 02/01/29†	402,303	404,568
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.09%, 11/08/30†	145,172	146,080
Hilton Grand Vacations Borrower LLC Amendment No. 4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.61%, 01/17/31†	246,382	247,479
Hilton Grand Vacations Borrower LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.86%, 08/02/28†	6,767	6,801
Ineos Quattro Holdings UK Limited 2029 Tranche B Euro Term Loan
(Floating, ICE Euribor USD 1M + 4.50%), 7.36%, 04/02/29†	450,000	466,979
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.96%, 09/18/26†	53,160	53,411

See Notes to Financial Statements.

	Par	Value
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.35%, 04/16/31†	$44,887	$44,994
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	23,481	23,514
Resideo Funding, Inc. Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.11%, 06/13/31†	142,805	143,430
Resideo Funding, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.15%, 02/11/28†	30,132	30,254
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.61%, 09/15/31†	23,000	23,115
SBA Senior Finance II LLC Initial Term Loan 2024
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.11%, 01/25/31†	59,690	59,754
Sedgwick Claims Management Services, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 7.59%, 07/31/31†	248,343	250,147
Six Flags Entertainment Corporation Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.36%, 05/01/31†	34,825	34,977
Star Parent, Inc. Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 8.33%, 09/27/30†	5,557	5,438
Summit Materials LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.15%, 01/12/29†	238,798	239,395
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.11%, 06/24/31†	369,753	369,696
TransDigm, Inc. New Tranche J Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.83%, 02/28/31†	670,239	672,142
TransDigm, Inc. Tranche I Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.08%, 08/24/28†	21,944	22,039
	Par	Value
Truist Insurance Holdings LLC Amendment No.1 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.08%, 05/06/31†	$36,370	$36,535
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.11%, 05/24/30†	358,375	359,400
Total Loan Agreements (Cost $6,759,305)		6,720,562
MORTGAGE-BACKED SECURITIES — 8.4%
BANK, Series 2018-BNK15, Class B
4.66%, 11/15/61† γ	260,000	249,843
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	70,397
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	79,261
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 6.52%, 12/15/38 144A †	25,000	24,088
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 6.82%, 12/15/38 144A †	25,000	24,091
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 8.12%, 12/15/38 144A †	20,000	19,234
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 7.63%, 08/15/39 144A †	65,000	65,011
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/28/25), 2.24%, 03/28/29 144A STEP	54,949	54,534
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	8,255	7,914
COMM Mortgage Trust, Series 2018-COR3, Class B
4.52%, 05/10/51† γ	440,000	366,404
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 8.78%, 09/25/31 144A †	428,574	458,659
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 8.78%, 07/25/39 144A †	455,229	474,114
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.67%, 10/25/41 144A †	$1,075,000	$1,105,892
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.75%, 2.75% Floor), 7.32%, 12/25/41 144A †	420,000	430,421
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.22%, 12/25/41 144A †	1,333,000	1,347,575
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.47%, 12/25/41 144A †	706,000	716,557
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 7.57%, 01/25/42 144A †	385,000	395,397
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.07%, 03/25/42 144A †	365,000	383,581
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.67%, 03/25/42 144A †	406,000	422,467
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.55%, 2.55% Floor), 7.12%, 07/25/42 144A †	352,638	362,307
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%, 3.60% Floor), 8.17%, 07/25/42 144A †	329,000	347,333
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.37%, 01/25/44 144A †	400,000	406,800
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C
4.36%, 08/15/48† γ	1,180,000	1,014,929
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C
4.37%, 11/15/49† γ	1,060,000	962,049
CSMC Trust, Series 2021-RPL1, Class A1
4.07%, 09/27/60 144A † γ	51,941	51,855
	Par	Value
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	$100,000	$103,283
Extended Stay America Trust, Series 2021-ESH, Class D
(Floating, CME Term SOFR 1M + 2.36%, 2.25% Floor), 6.76%, 07/15/38 144A †	88,079	88,414
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%, 2.55% Floor), 7.23%, 12/25/30†	677,041	695,686
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	60,120	52,061
3.50%, 04/01/50	36,802	33,060
3.00%, 07/01/50	72,363	62,340
2.50%, 12/01/50	383,574	313,341
2.50%, 08/01/51	124,391	102,158
2.50%, 09/01/51	533,182	435,635
2.50%, 01/01/52	271,817	223,123
2.50%, 02/01/52	1,098,348	897,540
2.50%, 03/01/52	1,005,487	826,111
2.50%, 04/01/52	578,723	473,107
3.50%, 05/01/52	29,936	26,524
2.50%, 06/01/52	268,869	220,392
4.50%, 08/01/52	645,488	607,594
3.00%, 09/01/52	199,668	169,748
4.50%, 09/01/52	194,038	182,886
5.50%, 09/01/52	381,247	378,504
5.00%, 10/01/52	342,110	331,194
5.50%, 10/01/52	327,250	323,598
5.00%, 11/01/52	516,330	499,938
5.50%, 12/01/52	71,521	70,778
5.00%, 01/01/53	350,612	338,587
5.00%, 02/01/53	663,743	642,567
5.50%, 02/01/53	253,538	250,790
6.00%, 03/01/53	208,502	209,702
5.00%, 04/01/53	384,318	371,898
6.00%, 04/01/53	534,813	538,710
5.50%, 05/01/53	316,314	312,683
6.00%, 05/01/53	897,275	902,759
6.00%, 06/01/53	767,266	772,308
5.00%, 08/01/53	61,120	59,033
6.00%, 09/01/53	345,900	349,196
6.00%, 10/01/53	42,478	42,731
5.00%, 11/01/53	308,030	297,641
5.50%, 07/01/54	519,419	512,739
6.00%, 08/01/54	235,736	237,056
5.00%, 10/01/54	336,194	324,572

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	$129,178	$128,348
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M
4.75%, 07/25/58 144A	683,549	656,077
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,110,034
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 2.65%), 7.22%, 01/25/51 144A †	500,000	533,188
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 7.97%, 10/25/41 144A †	470,000	485,667
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 6.97%, 02/25/42 144A †	1,169,000	1,197,537
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.57%, 04/25/42 144A †	21,040	21,315
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 7.47%, 04/25/42 144A †	179,000	185,552
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 5.75%), 10.32%, 09/25/42 144A †	380,000	422,462
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.07%, 03/25/42 144A †	106,000	110,895
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.45%), 6.02%, 10/25/44 144A †	$730,000	$734,217
Federal National Mortgage Association
3.00%, 08/01/46	69,536	60,276
3.00%, 12/01/47	209,753	182,114
3.50%, 08/01/49	91,419	82,049
4.00%, 08/01/49	79,540	73,667
3.50%, 09/01/49	157,621	141,465
4.00%, 10/01/49	118,513	109,762
3.00%, 03/01/50	97,105	83,595
3.00%, 05/01/50	110,484	95,026
3.50%, 06/01/50	29,832	26,768
2.50%, 07/01/50	50,608	41,770
3.00%, 07/01/50	31,065	26,699
2.50%, 12/01/50	418,796	341,639
2.50%, 05/01/51	1,009,475	823,842
3.00%, 07/01/51	174,893	149,102
2.50%, 09/01/51	587,216	482,665
2.50%, 01/01/52	297,988	243,635
3.00%, 02/01/52	282,390	240,587
2.50%, 03/01/52	912,777	745,628
2.50%, 04/01/52	676,186	553,356
3.00%, 05/01/52	332,339	282,799
3.50%, 05/01/52	552,708	492,365
3.00%, 07/01/52	128,197	109,015
4.00%, 07/01/52	182,576	167,902
4.00%, 08/01/52	301,356	276,214
5.00%, 08/01/52	201,090	194,799
4.50%, 09/01/52	772,351	727,964
4.50%, 10/01/52	776,095	731,521
5.00%, 11/01/52	175,872	170,234
6.00%, 12/01/52	893,685	900,082
4.50%, 01/01/53	834,976	785,981
5.00%, 01/01/53	505,560	489,509
5.50%, 01/01/53	949,773	938,031
5.00%, 02/01/53	156,185	151,202
5.50%, 02/01/53	456,120	450,626
5.00%, 03/01/53	709,968	686,615
5.00%, 04/01/53	733,397	708,185
5.50%, 07/01/53	746,026	737,615
6.00%, 07/01/53	582,647	586,303
5.50%, 10/01/53	116,083	114,644
5.50%, 01/01/54	821,963	811,669
6.50%, 01/01/54	263,324	269,108
5.50%, 02/01/54	274,351	271,273
5.50%, 03/01/54	642,931	634,764
6.00%, 06/01/54	54,410	54,790
6.00%, 07/01/54	139,462	140,414
5.00%, 11/01/54	297,575	287,291
5.50%, 11/01/54	315,281	311,223
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	$25,428	$24,474
Government National Mortgage Association
4.50%, 09/20/52	187,682	177,892
5.00%, 11/20/52	106,606	103,824
5.00%, 03/20/53	175,072	170,419
5.50%, 03/20/53	264,981	263,696
5.00%, 07/20/53	142,456	138,561
5.50%, 07/20/53	56,054	55,736
6.00%, 08/20/53	56,223	56,672
5.50%, 10/20/53	43,541	43,268
5.00%, 11/20/53	90,242	87,733
5.00%, 01/20/54	128,704	125,125
6.00%, 01/20/54	41,443	41,774
5.50%, 02/20/54	161,630	160,432
4.50%, 04/20/54	142,658	134,988
6.00%, 05/20/54	170,954	172,460
5.00%, 07/20/54	99,110	96,302
5.50%, 08/20/54	217,976	216,359
5.00%, 10/20/54	139,452	135,487
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, CME Term SOFR 1M + 2.80%, 3.00% Floor), 7.45%, 05/15/38 144A †	780,000	780,744
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.19%, 11/05/38 144A † γ	540,000	522,270
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS
4.23%, 07/15/48	970,000	936,550
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	107,314
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	91,555	84,389
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	729,030	733,227
PRET LLC, Series 2024-NPL8, Class A1
(Step to 8.96% on 12/25/27), 5.96%, 11/25/54 144A STEP	119,005	120,308
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	96,408	97,565
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	120,000	119,248
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 6.91%, 05/15/38 144A †	760,000	726,602
	Par	Value
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	$43,417	$41,356
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 03/25/27), 5.55%, 07/25/39 144A STEP	110,000	109,263
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.38%, 08/15/50† γ	410,000	378,035
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	251,449
Verus Securitization Trust, Series 2022-4, Class A1
(Step to 4.96% on 05/25/26), 4.47%, 04/25/67 144A STEP	730,985	722,782
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
3.83%, 07/15/46† γ	8,940	8,291
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	21,813
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.19%, 08/15/46† γ	35,000	30,694
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	27,095	24,262
Total Mortgage-Backed Securities (Cost $54,303,467)		53,713,139
U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds
3.50%, 02/15/39	4,700,000	4,125,352
4.25%, 05/15/39	30,000	28,495
3.88%, 08/15/40	20,000	18,026
1.75%, 08/15/41	650,000	421,700
2.00%, 11/15/41	40,000	26,908
2.75%, 08/15/42	90,000	67,729
4.00%, 11/15/42	6,480,000	5,839,087
2.88%, 05/15/43	1,590,000	1,206,164
4.38%, 08/15/43	2,229,000	2,100,397
4.13%, 08/15/44	676,000	612,625
3.00%, 05/15/45	30,000	22,703
3.00%, 11/15/45	660,000	497,088
2.50%, 05/15/46	590,000	402,445
2.25%, 08/15/46	690,000	446,236
2.88%, 11/15/46	1,520,000	1,106,156
3.00%, 05/15/47	60,000	44,421
2.75%, 08/15/47	90,000	63,411
3.13%, 05/15/48	40,000	30,017
3.38%, 11/15/48	770,000	602,540
1.25%, 05/15/50	50,000	23,766
1.38%, 08/15/50	3,730,000	1,823,693
2.38%, 05/15/51	870,000	548,287
3.00%, 08/15/52	960,000	690,262
3.63%, 05/15/53	930,000	757,587

See Notes to Financial Statements.

	Par	Value
4.75%, 11/15/53	$311,000	$308,291
4.50%, 11/15/54	2,185,000	2,087,358
		23,900,744
U.S. Treasury Notes
4.25%, 05/31/25	1,227,000	1,226,812
5.00%, 10/31/25	1,552,000	1,561,074
0.38%, 11/30/25	6,770,000	6,538,022
1.63%, 02/15/26	6,110,000	5,936,247
4.63%, 02/28/26‡‡	1,210,000	1,215,057
1.63%, 05/15/26	340,000	328,206
4.63%, 06/30/26	2,305,000	2,317,605
3.75%, 08/31/26	3,465,000	3,437,930
3.50%, 09/30/26	7,365,000	7,272,937
4.13%, 10/31/26	3,800,000	3,791,687
2.00%, 11/15/26	4,680,000	4,492,069
1.25%, 11/30/26	200,000	189,102
4.25%, 11/30/26	1,970,000	1,969,615
0.63%, 03/31/27	4,600,000	4,247,184
3.88%, 10/15/27	1,950,000	1,929,586
4.13%, 11/15/27	1,681,000	1,673,646
4.00%, 01/31/29	13,770,000	13,582,814
4.63%, 04/30/29	14,150,000	14,287,078
4.00%, 07/31/29	2,674,000	2,631,905
3.50%, 09/30/29	3,844,000	3,699,099
4.13%, 10/31/29‡‡	5,569,000	5,505,479
4.63%, 09/30/30	10,210,000	10,305,918
0.88%, 11/15/30	8,550,000	6,996,639
4.00%, 01/31/31	540,000	526,922
4.25%, 02/28/31	563,000	556,666
1.25%, 08/15/31	730,000	595,834
3.75%, 08/31/31	619,000	593,152
4.13%, 10/31/31	320,000	313,275
	Par	Value
1.38%, 11/15/31	$550,000	$449,518
2.88%, 05/15/32	3,450,000	3,099,272
2.75%, 08/15/32	1,090,000	966,992
3.38%, 05/15/33	1,100,000	1,011,227
		113,248,569
Total U.S. Treasury Obligations (Cost $146,536,865)		137,149,313

	Shares
COMMON STOCK — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class AΔ * (Cost $261,223)	16,976	40,912
MUTUAL FUNDS — 0.2%
VanEck JP Morgan EM Local Currency Bond ETFΔ (Cost $1,328,443)	54,000	1,247,940
MONEY MARKET FUNDS — 5.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø §	12,060,129	12,060,129
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø ∞	25,373,126	25,373,126
Total Money Market Funds (Cost $37,433,255)		37,433,255
TOTAL INVESTMENTS — 98.6% (Cost $672,363,567)		630,755,964
Other Assets in Excess of Liabilities — 1.4%		8,993,147
NET ASSETS — 100.0%		$639,749,111
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	03/2025	129	$15,749,002	$(209,229)
Euro-BTP	03/2025	(20)	(2,485,626)	53,955
Euro-Bund	03/2025	75	10,366,787	(236,738)
Euro-OAT	03/2025	(3)	(383,471)	6,956
Euro-Schatz	03/2025	22	2,438,049	(7,963)
10 -Year Mini JGB	03/2025	139	12,556,776	(26,163)
10-Year Japanese Treasury Bond	03/2025	3	2,705,520	(6,508)
10-Year Commonwealth Treasury Bond	03/2025	9	628,778	2,869
British Pounds/U.S. Dollars	03/2025	5	390,719	(5,024)
Canadian Dollars/U.S. Dollars	03/2025	5	348,625	(3,854)
Euro/U.S. Dollars	03/2025	19	2,467,269	(25,514)
Japanese Yen/U.S. Dollars	03/2025	13	1,041,625	(20,918)
10-Year Bond	03/2025	16	1,364,750	25,583
10-Year U.S. Treasury Note	03/2025	14	1,522,500	20,327
5-Year Canadian Government Bond	03/2025	33	2,600,376	35,762
U.S. Treasury Long Bond	03/2025	(68)	(7,741,375)	162,569
Ultra 10-Year U.S. Treasury Note	03/2025	(204)	(22,707,750)	258,083
Ultra Long U.S. Treasury Bond	03/2025	(4)	(475,625)	6,129
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Long GILT	03/2025	94	$10,874,680	$(287,137)
2-Year U.S. Treasury Note	03/2025	(16)	(3,289,750)	2,300
5-Year U.S. Treasury Note	03/2025	1,036	110,131,656	(658,199)
Total Futures Contracts outstanding at December 31, 2024			$138,103,515	$(912,714)
Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/25	U.S. Dollars	238,460,418	Euro	217,399,283	SS	$13,119,756
01/16/25	U.S. Dollars	128,738,001	Euro	117,068,398	SC	7,393,211
01/16/25	U.S. Dollars	28,876,681	Australian Dollars	42,969,973	SC	2,280,072
01/16/25	U.S. Dollars	36,553,942	Euro	33,218,140	CITI	2,122,377
01/16/25	U.S. Dollars	29,069,483	Japanese Yen	4,310,717,866	BNP	1,619,047
01/16/25	U.S. Dollars	19,164,498	Australian Dollars	28,795,661	GSC	1,341,193
01/16/25	U.S. Dollars	22,632,079	Japanese Yen	3,370,157,703	GSC	1,171,083
01/16/25	U.S. Dollars	12,711,858	New Zealand Dollars	20,953,497	SC	987,158
01/16/25	U.S. Dollars	19,456,760	Euro	17,844,805	BNP	960,101
01/16/25	U.S. Dollars	17,644,222	Euro	16,100,175	UBS	955,924
01/16/25	U.S. Dollars	21,514,571	British Pounds	16,486,072	SS	878,550
01/16/25	U.S. Dollars	14,021,622	Swiss Francs	11,909,279	UBS	874,680
01/16/25	U.S. Dollars	18,592,323	Euro	17,204,866	GSC	758,981
01/16/25	U.S. Dollars	9,069,406	Australian Dollars	13,471,845	SS	730,900
01/16/25	U.S. Dollars	10,868,031	New Zealand Dollars	18,164,010	GSC	704,211
01/16/25	U.S. Dollars	13,021,840	Mexican Pesos	257,943,438	GSC	687,703
01/16/25	U.S. Dollars	14,806,297	Canadian Dollars	20,307,132	SS	670,457
01/16/25	U.S. Dollars	8,418,749	Swedish Kronor	87,098,276	SC	539,537
01/16/25	U.S. Dollars	13,355,575	Swedish Kronor	142,004,268	GSC	509,375
01/16/25	U.S. Dollars	8,353,659	Swedish Kronor	86,854,830	UBS	496,469
01/16/25	U.S. Dollars	7,475,339	Swiss Francs	6,338,340	CITI	478,292
01/16/25	U.S. Dollars	10,936,349	British Pounds	8,362,404	CITI	468,922
01/16/25	U.S. Dollars	6,155,102	Australian Dollars	9,218,832	RBC	449,032
01/16/25	U.S. Dollars	6,515,628	Japanese Yen	954,072,141	SS	440,144
01/16/25	U.S. Dollars	8,111,407	Norwegian Kroner	87,439,204	SS	430,398
01/16/25	U.S. Dollars	12,077,643	Canadian Dollars	16,745,539	GSC	421,036
01/16/25	U.S. Dollars	7,941,471	Euro	7,268,076	RBC	407,899
01/16/25	U.S. Dollars	7,258,080	Swiss Francs	6,208,553	RBC	404,308
01/16/25	U.S. Dollars	4,951,710	New Zealand Dollars	8,183,239	UBS	372,711
01/16/25	U.S. Dollars	5,155,880	Japanese Yen	757,238,368	CITI	333,824
01/16/25	U.S. Dollars	7,533,831	Polish Zloty	29,886,662	GSC	301,840
01/16/25	U.S. Dollars	6,878,307	Swiss Francs	5,978,393	GSC	278,614
01/16/25	U.S. Dollars	7,718,359	Chinese Yuans	54,058,982	UBS	273,487
01/16/25	U.S. Dollars	6,411,097	Norwegian Kroner	70,234,941	GSC	241,379
01/16/25	U.S. Dollars	2,290,250	New Zealand Dollars	3,669,073	RBC	237,190
01/16/25	U.S. Dollars	4,099,675	Mexican Pesos	80,812,374	SC	235,452
01/16/25	U.S. Dollars	2,806,163	New Zealand Dollars	4,596,597	CITI	234,099
01/16/25	U.S. Dollars	3,358,891	South African Rand	59,366,386	GSC	217,917
01/16/25	U.S. Dollars	3,288,666	Hungarian Forint	1,222,914,233	GSC	212,361
01/16/25	U.S. Dollars	6,275,159	Indonesian Rupiahs	98,446,074,923	UBS	187,746
01/16/25	U.S. Dollars	3,199,381	Norwegian Kroner	34,311,792	CITI	185,296
01/16/25	U.S. Dollars	3,462,950	Czech Republic Koruna	79,959,523	BNP	175,409

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/25	U.S. Dollars	2,769,506	Australian Dollars	4,191,137	BNP	$175,368
01/16/25	U.S. Dollars	4,024,584	British Pounds	3,078,787	UBS	170,791
01/16/25	U.S. Dollars	8,174,099	British Pounds	6,395,413	GSC	168,803
01/16/25	U.S. Dollars	2,765,280	Japanese Yen	408,881,425	UBS	161,543
01/16/25	U.S. Dollars	2,023,983	Hungarian Forint	740,763,156	UBS	160,555
01/16/25	U.S. Dollars	3,070,312	Czech Republic Koruna	70,911,097	UBS	154,797
01/16/25	U.S. Dollars	3,367,598	Chinese Offshore Yuan	23,588,000	CITI	152,322
01/16/25	U.S. Dollars	3,045,012	Brazilian Reals	17,951,269	UBS	148,207
01/16/25	U.S. Dollars	3,486,270	Canadian Dollars	4,796,818	UBS	147,194
01/16/25	U.S. Dollars	3,107,056	Canadian Dollars	4,255,818	SC	144,572
01/16/25	U.S. Dollars	1,758,653	Hungarian Forint	643,000,000	SC	141,153
01/16/25	U.S. Dollars	2,701,674	Mexican Pesos	53,661,273	UBS	135,741
01/16/25	U.S. Dollars	2,061,486	South African Rand	36,564,160	UBS	126,939
01/16/25	U.S. Dollars	3,269,303	British Pounds	2,513,388	RBC	123,233
01/16/25	U.S. Dollars	2,744,370	Canadian Dollars	3,782,733	RBC	111,201
01/16/25	U.S. Dollars	3,461,418	Taiwan Dollars	110,204,629	CITI	106,172
01/16/25	U.S. Dollars	5,690,495	British Pounds	4,465,175	BNP	101,326
01/16/25	U.S. Dollars	2,515,319	Chinese Yuans	17,627,700	CITI	87,675
01/16/25	U.S. Dollars	1,388,927	Japanese Yen	204,835,025	RBC	84,548
01/16/25	U.S. Dollars	1,692,058	Czech Republic Koruna	39,193,521	GSC	80,614
01/16/25	U.S. Dollars	1,452,259	Czech Republic Koruna	33,520,000	SC	74,081
01/16/25	U.S. Dollars	1,571,601	Mexican Pesos	31,330,190	SS	73,479
01/16/25	U.S. Dollars	1,949,762	Polish Zloty	7,770,794	BNP	69,381
01/16/25	U.S. Dollars	1,318,955	Singapore Dollars	1,714,921	GSC	62,326
01/16/25	U.S. Dollars	1,576,747	Canadian Dollars	2,179,731	BNP	59,432
01/16/25	Turkish Lira	58,878,168	U.S. Dollars	1,578,817	GSC	58,494
01/16/25	U.S. Dollars	1,339,409	Polish Zloty	5,316,343	SS	52,958
01/16/25	U.S. Dollars	1,097,018	Swiss Francs	946,148	BNP	52,542
01/16/25	U.S. Dollars	1,375,843	Norwegian Kroner	15,077,739	BNP	51,354
01/16/25	U.S. Dollars	1,028,409	Polish Zloty	4,047,285	SC	49,045
01/16/25	U.S. Dollars	1,747,394	Chinese Yuans	12,332,507	GSC	48,991
01/16/25	U.S. Dollars	844,127	Brazilian Reals	4,927,591	GSC	48,959
01/16/25	U.S. Dollars	608,012	Australian Dollars	904,831	UBS	47,960
01/16/25	Israeli Shekels	5,234,670	U.S. Dollars	1,394,319	UBS	46,148
01/16/25	U.S. Dollars	2,808,058	Swedish Kronor	30,542,692	BNP	45,060
01/16/25	U.S. Dollars	904,515	Czech Republic Koruna	20,926,300	SS	44,129
01/16/25	U.S. Dollars	616,509	South Korean Won	846,821,715	SS	42,030
01/16/25	U.S. Dollars	519,683	South African Rand	9,072,469	RBC	39,674
01/16/25	U.S. Dollars	543,253	Hungarian Forint	200,275,000	SS	39,450
01/16/25	U.S. Dollars	635,793	Mexican Pesos	12,526,796	BNP	36,797
01/16/25	Israeli Shekels	5,767,555	U.S. Dollars	1,553,832	BNP	33,274
01/16/25	U.S. Dollars	1,134,613	Norwegian Kroner	12,552,866	UBS	31,919
01/16/25	Israeli Shekels	4,285,840	U.S. Dollars	1,150,621	GSC	28,749
01/16/25	Israeli Shekels	3,049,553	U.S. Dollars	811,531	SS	27,640
01/16/25	U.S. Dollars	485,366	Brazilian Reals	2,844,393	SS	26,365
01/16/25	U.S. Dollars	512,706	Norwegian Kroner	5,538,529	SC	26,180
01/16/25	U.S. Dollars	574,335	New Zealand Dollars	979,826	BNP	26,065
01/16/25	U.S. Dollars	388,315	Swedish Kronor	4,021,678	SS	24,500
01/16/25	U.S. Dollars	481,756	Polish Zloty	1,895,883	CITI	22,989
01/16/25	U.S. Dollars	238,515	Hungarian Forint	87,191,903	BNP	19,179
01/16/25	Turkish Lira	21,904,813	U.S. Dollars	591,622	UBS	17,517
01/16/25	U.S. Dollars	401,641	British Pounds	307,194	SC	17,119
01/16/25	U.S. Dollars	243,674	South African Rand	4,308,235	SS	15,732
01/16/25	U.S. Dollars	270,361	South Korean Won	379,594,301	UBS	12,846
01/16/25	U.S. Dollars	551,286	Indonesian Rupiahs	8,718,998,002	SS	12,147
01/16/25	U.S. Dollars	823,202	Indian Rupees	69,592,268	GSC	11,758
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/25	U.S. Dollars	226,892	Czech Republic Koruna	5,250,000	RBC	$11,038
01/16/25	U.S. Dollars	442,465	Thai Baht	14,738,298	GSC	9,821
01/16/25	U.S. Dollars	560,186	Indian Rupees	47,293,888	UBS	8,741
03/14/25	Turkish Lira	26,435,000	U.S. Dollars	688,349	CITI	8,342
01/16/25	U.S. Dollars	548,328	Indian Rupees	46,359,383	SS	7,779
01/16/25	U.S. Dollars	81,917	Australian Dollars	121,403	CITI	6,774
01/16/25	U.S. Dollars	244,338	Chinese Yuans	1,739,642	RBC	4,759
01/16/25	U.S. Dollars	93,642	Polish Zloty	370,000	RBC	4,109
01/16/25	U.S. Dollars	1,093,967	Mexican Pesos	22,842,021	RBC	1,725
01/16/25	Chinese Yuans	1,804,444	U.S. Dollars	246,984	GSC	1,519
01/16/25	U.S. Dollars	127,242	Chinese Yuans	912,907	SC	1,518
03/19/25	U.S. Dollars	88,783	Euro	84,000	MLIB	1,471
01/16/25	U.S. Dollars	125,540	New Zealand Dollars	221,989	SS	1,324
01/16/25	British Pounds	444,727	U.S. Dollars	555,796	GSC	879
01/16/25	British Pounds	157,334	Euro	189,435	CITI	583
01/16/25	U.S. Dollars	7,734	South African Rand	137,759	BNP	445
Subtotal Appreciation						$49,937,991
01/16/25	South African Rand	1,403	U.S. Dollars	79	RBC	$(5)
01/16/25	U.S. Dollars	151,022	Euro	145,845	GSC	(150)
01/16/25	Chilean Pesos	2,730,427	U.S. Dollars	2,920	GSC	(175)
01/16/25	Indonesian Rupiahs	1,945,188,037	U.S. Dollars	120,457	RBC	(177)
01/16/25	U.S. Dollars	530,797	Mexican Pesos	11,133,397	GSC	(1,571)
01/16/25	Czech Republic Koruna	6,398,833	U.S. Dollars	269,310	GSC	(6,221)
01/16/25	Mexican Pesos	2,140,706	U.S. Dollars	108,670	CITI	(6,307)
01/16/25	Euro	726,908	Polish Zloty	3,140,000	GSC	(6,358)
01/16/25	Swedish Kronor	6,286,545	U.S. Dollars	575,686	UBS	(6,983)
01/16/25	U.S. Dollars	497,275	Turkish Lira	18,160,486	GSC	(7,740)
01/16/25	U.S. Dollars	286,398	Turkish Lira	10,606,879	SS	(8,563)
01/16/25	Indian Rupees	46,407,160	U.S. Dollars	550,196	SS	(9,090)
01/16/25	British Pounds	166,871	U.S. Dollars	218,148	CITI	(9,271)
01/16/25	Hungarian Forint	47,669,187	U.S. Dollars	129,297	RBC	(9,383)
01/16/25	Indonesian Rupiahs	8,706,565,575	U.S. Dollars	548,955	GSC	(10,584)
01/16/25	Polish Zloty	2,337,549	U.S. Dollars	578,710	BNP	(13,069)
01/16/25	U.S. Dollars	1,435,294	Turkish Lira	52,121,249	UBS	(14,118)
01/16/25	Swiss Francs	507,191	U.S. Dollars	574,519	UBS	(14,618)
01/16/25	Swedish Kronor	11,981,915	U.S. Dollars	1,099,822	SC	(15,897)
01/16/25	Brazilian Reals	3,396,309	U.S. Dollars	565,863	GSC	(17,799)
01/16/25	South Korean Won	384,847,889	U.S. Dollars	278,923	UBS	(17,844)
01/16/25	Polish Zloty	5,448,910	U.S. Dollars	1,336,457	SS	(17,927)
01/16/25	British Pounds	503,528	U.S. Dollars	648,301	SS	(18,023)
01/16/25	Canadian Dollars	762,411	U.S. Dollars	552,226	SS	(21,510)
01/16/25	Indian Rupees	116,832,658	U.S. Dollars	1,384,897	GSC	(22,632)
01/16/25	South Korean Won	547,143,892	U.S. Dollars	398,298	RBC	(27,118)
01/16/25	New Zealand Dollars	982,211	U.S. Dollars	579,991	UBS	(30,386)
01/16/25	Indonesian Rupiahs	13,083,329,158	U.S. Dollars	840,127	BNP	(31,120)
01/16/25	Norwegian Kroner	12,080,274	U.S. Dollars	1,098,410	UBS	(37,231)
01/16/25	Canadian Dollars	1,148,859	U.S. Dollars	837,268	CITI	(37,545)
01/16/25	Czech Republic Koruna	18,171,017	U.S. Dollars	785,305	RBC	(38,203)
01/16/25	South African Rand	9,822,253	U.S. Dollars	560,004	BNP	(40,326)
01/16/25	British Pounds	2,122,654	U.S. Dollars	2,699,972	RBC	(42,993)
01/16/25	South African Rand	13,563,919	U.S. Dollars	761,579	SC	(43,935)
01/16/25	Polish Zloty	4,106,086	U.S. Dollars	1,039,197	RBC	(45,604)
01/16/25	Hungarian Forint	245,199,821	U.S. Dollars	670,640	SC	(53,827)
01/16/25	Czech Republic Koruna	25,099,939	U.S. Dollars	1,088,448	CITI	(56,462)
01/16/25	U.S. Dollars	2,509,289	Israeli Shekels	9,326,472	GSC	(57,154)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/25	Singapore Dollars	1,715,125	U.S. Dollars	1,319,490	UBS	$(62,712)
01/16/25	Swedish Kronor	16,151,918	U.S. Dollars	1,525,170	RBC	(64,011)
01/16/25	Brazilian Reals	6,417,511	U.S. Dollars	1,101,341	RBC	(65,743)
01/16/25	Mexican Pesos	26,074,308	U.S. Dollars	1,318,479	RBC	(71,678)
01/16/25	Swedish Kronor	11,175,397	U.S. Dollars	1,083,896	SS	(72,931)
01/16/25	Hungarian Forint	373,386,382	U.S. Dollars	1,012,823	SS	(73,550)
01/16/25	U.S. Dollars	2,401,792	Israeli Shekels	9,011,043	BNP	(77,851)
01/16/25	Polish Zloty	13,130,537	U.S. Dollars	3,259,341	GSC	(82,006)
01/16/25	British Pounds	2,947,600	U.S. Dollars	3,772,064	BNP	(82,481)
01/16/25	Canadian Dollars	3,541,785	U.S. Dollars	2,570,011	RBC	(104,567)
01/16/25	New Zealand Dollars	3,429,211	U.S. Dollars	2,027,622	BNP	(108,779)
01/16/25	Czech Republic Koruna	49,720,610	U.S. Dollars	2,154,152	SC	(109,886)
01/16/25	Mexican Pesos	87,641,070	U.S. Dollars	4,302,542	GSC	(111,791)
01/16/25	Australian Dollars	3,833,189	U.S. Dollars	2,484,484	UBS	(111,901)
01/16/25	Mexican Pesos	52,763,781	U.S. Dollars	2,635,278	SS	(112,261)
01/16/25	Brazilian Reals	6,435,588	U.S. Dollars	1,150,990	UBS	(112,476)
01/16/25	South Korean Won	2,035,317,284	U.S. Dollars	1,502,749	SS	(122,000)
01/16/25	Brazilian Reals	9,715,269	U.S. Dollars	1,704,490	SS	(136,732)
01/16/25	New Zealand Dollars	2,899,272	U.S. Dollars	1,765,384	RBC	(143,073)
01/16/25	Czech Republic Koruna	68,580,595	U.S. Dollars	2,964,317	SS	(144,621)
01/16/25	Swiss Francs	2,000,121	U.S. Dollars	2,354,838	SS	(146,856)
01/16/25	Japanese Yen	582,258,792	U.S. Dollars	3,873,597	UBS	(165,802)
01/16/25	Polish Zloty	15,051,239	U.S. Dollars	3,826,192	UBS	(184,084)
01/16/25	Euro	7,498,082	U.S. Dollars	7,960,607	BNP	(188,627)
01/16/25	Hungarian Forint	1,317,218,464	U.S. Dollars	3,510,792	GSC	(197,260)
01/16/25	British Pounds	4,882,164	U.S. Dollars	6,314,953	UBS	(203,828)
01/16/25	Norwegian Kroner	41,775,705	U.S. Dollars	3,877,257	RBC	(207,512)
01/16/25	South African Rand	60,100,862	U.S. Dollars	3,387,499	GSC	(207,665)
01/16/25	Chinese Yuans	47,503,986	U.S. Dollars	6,762,149	GSC	(220,016)
01/16/25	Mexican Pesos	94,434,844	U.S. Dollars	4,739,044	UBS	(223,433)
01/16/25	Canadian Dollars	6,190,730	U.S. Dollars	4,537,198	SC	(227,817)
01/16/25	South Korean Won	3,422,044,000	U.S. Dollars	2,557,505	CITI	(236,007)
01/16/25	Canadian Dollars	6,424,110	U.S. Dollars	4,713,339	UBS	(241,501)
01/16/25	Euro	5,030,035	U.S. Dollars	5,458,838	RBC	(245,060)
01/16/25	Australian Dollars	5,315,665	U.S. Dollars	3,550,972	BNP	(260,798)
01/16/25	Japanese Yen	624,748,242	U.S. Dollars	4,257,014	RBC	(278,649)
01/16/25	Swedish Kronor	100,257,429	U.S. Dollars	9,388,797	GSC	(319,161)
01/16/25	Norwegian Kroner	90,207,428	U.S. Dollars	8,251,703	GSC	(327,522)
01/16/25	Japanese Yen	781,333,197	U.S. Dollars	5,328,720	SS	(353,230)
01/16/25	Norwegian Kroner	95,298,712	U.S. Dollars	8,736,963	BNP	(365,543)
01/16/25	Euro	6,015,167	U.S. Dollars	6,605,671	CITI	(370,776)
01/16/25	Euro	6,310,142	U.S. Dollars	6,919,907	UBS	(379,262)
01/16/25	Canadian Dollars	11,900,488	U.S. Dollars	8,664,061	BNP	(380,104)
01/16/25	Swiss Francs	5,144,306	U.S. Dollars	6,061,038	SC	(382,114)
01/16/25	Japanese Yen	909,310,355	U.S. Dollars	6,187,679	SC	(397,236)
01/16/25	Swedish Kronor	68,578,240	U.S. Dollars	6,631,876	CITI	(428,050)
01/16/25	British Pounds	7,988,412	U.S. Dollars	10,444,449	SC	(445,158)
01/16/25	British Pounds	10,040,803	U.S. Dollars	13,019,978	GSC	(451,658)
01/16/25	New Zealand Dollars	11,250,802	U.S. Dollars	6,844,811	SS	(549,333)
01/16/25	Swiss Francs	11,550,465	U.S. Dollars	13,417,243	GSC	(666,404)
01/16/25	Australian Dollars	12,775,262	U.S. Dollars	8,606,490	SS	(699,139)
01/16/25	Swedish Kronor	144,977,860	U.S. Dollars	13,851,459	BNP	(736,258)
01/16/25	Canadian Dollars	28,239,663	U.S. Dollars	20,493,178	GSC	(835,486)
01/16/25	Swiss Francs	13,308,580	U.S. Dollars	15,596,467	BNP	(904,803)
01/16/25	Australian Dollars	17,509,544	U.S. Dollars	11,799,477	CITI	(961,804)
01/16/25	Australian Dollars	24,511,018	U.S. Dollars	16,257,974	GSC	(1,086,683)
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/16/25	Euro	23,224,748	U.S. Dollars	25,225,888	GSC	$(1,152,763)
01/16/25	Japanese Yen	3,575,184,668	U.S. Dollars	24,024,434	GSC	(1,257,836)
01/16/25	New Zealand Dollars	30,348,768	U.S. Dollars	18,285,619	GSC	(1,303,718)
01/16/25	Australian Dollars	33,648,468	U.S. Dollars	22,612,444	SC	(1,785,454)
01/16/25	Japanese Yen	7,625,400,541	U.S. Dollars	51,879,829	BNP	(3,321,659)
01/16/25	Euro	129,715,863	U.S. Dollars	142,667,992	SC	(8,213,738)
01/16/25	Euro	184,987,716	U.S. Dollars	202,926,250	SS	(11,181,118)
Subtotal Depreciation						$(45,459,894)
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$4,478,097
Swap Agreements outstanding at December 31, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
ITRAXX Europe Crossover Series 41 (Pay Quarterly)	(5.00)%	6/20/2029	EUR	12,172,000	$(1,147,304)	$(1,239,936)	$92,632
Subtotal Appreciation					$(1,147,304)	$(1,239,936)	$92,632
Markit CDX.EM.41 Index (Pay Quarterly)	(1.00)%	6/20/2029	USD	14,024,000	$331,032	$466,999	$(135,967)
Subtotal Depreciation					$331,032	$466,999	$(135,967)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at December 31, 2024					$(816,272)	$(772,937)	$(43,335)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
ITRAXX Europe Crossover Series 42 (Receive Quarterly)	0.58%	1.00%	12/20/2029	EUR	440,000	$9,187	$10,218	$(1,031)
Markit CDX.EM.42 Index (Receive Quarterly)	1.73%	1.00%	12/20/2029	USD	2,610,000	(80,909)	(78,183)	(2,726)
Markit CDX.NA.HY.43 Index (Receive Quarterly)	3.12%	5.00%	12/20/2029	USD	1,825,000	143,491	144,468	(977)
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.50%	1.00%	12/20/2029	USD	2,776,000	62,888	65,320	(2,432)
						$134,657	$141,823	$(7,166)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$48,922	$—	$48,922
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	35,340	—	35,340
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	41,013	—	41,013
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	11,225	—	11,225
Subtotal Appreciation					$136,500	$ —	$136,500

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	4.29% (Annually)	2/8/2026	USD	10,544,000	$(78,428)	$—	$(78,428)
Subtotal Depreciation					$(78,428)	$ —	$(78,428)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2024					$58,072	$ —	$58,072
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$29,195,098	$—	$29,195,098	$—
Common Stock	40,912	40,912	—	—
Corporate Bonds	107,518,783	—	107,518,783	—
Foreign Bonds	257,736,962	—	257,736,962	—
Loan Agreements	6,720,562	—	6,720,562	—
Money Market Funds	37,433,255	37,433,255	—	—
Mortgage-Backed Securities	53,713,139	—	53,713,139	—
Mutual Funds	1,247,940	1,247,940	—	—
U.S. Treasury Obligations	137,149,313	—	137,149,313	—
Total Assets - Investments in Securities	$630,755,964	$38,722,107	$592,033,857	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$49,937,991	$—	$49,937,991	$—
Futures Contracts	574,533	574,533	—	—
Swap Agreements	229,132	—	229,132	—
Total Assets - Other Financial Instruments	$50,741,656	$574,533	$50,167,123	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(45,459,894)	$—	$(45,459,894)	$—
Futures Contracts	(1,487,247)	(1,487,247)	—	—
Swap Agreements	(221,561)	—	(221,561)	—
Total Liabilities - Other Financial Instruments	$(47,168,702)	$(1,487,247)	$(45,681,455)	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended December 31, 2024.
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$460,002
1.65%, 04/15/28	500,000	462,545
Total Agency Obligations (Cost $926,704)		922,547
ASSET-BACKED SECURITIES — 15.0%
ACM Auto Trust, Series 2023-2A, Class B
9.85%, 06/20/30 144A	470,000	483,835
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	435,604
Dext ABS LLC, Series 2023-1, Class C
7.13%, 09/15/32 144A	535,000	546,946
Dext ABS LLC, Series 2023-1, Class D
8.82%, 03/15/33 144A	370,000	384,956
Dext ABS LLC, Series 2023-2, Class D
8.30%, 05/15/34 144A	560,000	569,425
Lendbuzz Securitization Trust, Series 2022-1A, Class A
4.22%, 05/17/27 144A	555,262	553,056
Lendbuzz Securitization Trust, Series 2023-3A, Class A2
7.50%, 12/15/28 144A	856,665	878,888
Lendbuzz Securitization Trust, Series 2024-1A, Class B
6.58%, 09/15/29 144A	450,000	458,666
Lendbuzz Securitization Trust, Series 2024-2A, Class A2
5.99%, 05/15/29 144A	347,260	350,983
Lendbuzz Securitization Trust, Series 2024-2A, Class B
6.52%, 07/16/29 144A	730,000	745,835
Lendbuzz Securitization Trust, Series 2024-3A, Class C
5.90%, 11/15/31 144A	315,000	311,922
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	725,913	683,663
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	269,847	235,272
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	299,146	219,686
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	407,092	345,802
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	567,072	540,154
	Par	Value
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	$690,617	$617,958
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	1,721,637	1,166,362
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	91,923
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	235,000	234,565
Tesla Auto Lease Trust, Series 2024-B, Class C
5.49%, 12/20/28 144A	825,000	824,496
Tricolor Auto Securitization Trust, Series 2022-1A, Class F
9.80%, 07/16/29 144A	500,000	515,976
Tricolor Auto Securitization Trust, Series 2024-1A, Class D
8.61%, 04/17/28 144A	730,000	760,156
Tricolor Auto Securitization Trust, Series 2024-3A, Class A
5.22%, 06/15/28 144A	260,738	261,579
Tricolor Auto Securitization Trust, Series 2024-3A, Class E
8.64%, 07/15/30 144A	700,000	706,014
Total Asset-Backed Securities (Cost $13,148,628)		12,923,722
CORPORATE BONDS — 16.4%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,317,267
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,240,485
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,276,616
Avangrid, Inc.
3.80%, 06/01/29	450,000	426,822
Baxalta, Inc.
4.00%, 06/23/25	500,000	498,425
Becton, Dickinson and Co.
5.08%, 06/07/29	825,000	830,511
Bridge Housing Corporation
3.25%, 07/15/30	300,000	257,956
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	271,413
Elevance Health, Inc.
5.15%, 06/15/29	930,000	935,710
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	387,502
5.65%, 12/01/41	438,000	438,689
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	759,151
HCA, Inc.
5.45%, 09/15/34	538,000	524,232
IQVIA, Inc.
6.25%, 02/01/29	750,000	776,075

See Notes to Financial Statements.

	Par	Value
Low Income Investment Fund
3.39%, 07/01/26	$600,000	$581,312
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	210,594
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	487,354
2.44%, 01/15/32	980,000	817,669
Preservation of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	431,861
Providence College
3.19%, 11/01/50	600,000	394,633
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	468,703
Solventum Corporation
5.45%, 02/25/27 144A	500,000	504,962
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	289,469
Total Corporate Bonds (Cost $14,269,221)		14,127,411
FOREIGN BONDS — 1.8%
Supranational — 0.4%
African Development Bank
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.58%), 5.75%, 05/07/34ρ ^	400,000	385,542
United Kingdom — 1.4%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	622,666
Royalty Pharma PLC
5.15%, 09/02/29	580,000	579,116
		1,201,782
Total Foreign Bonds (Cost $1,601,654)		1,587,324
LOAN AGREEMENTS — 0.1%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	275,287	9,275
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	474,282	5,992
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	426,589	3,466
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	350,051	11,793
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	241,229	2,784
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	349,426	7,389
Total Loan Agreements (Cost $47,489)		40,699
	Par	Value
MORTGAGE-BACKED SECURITIES — 37.5%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.49%, 01/17/39 144A †	$685,000	$676,457
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	287,990	225,837
2.00%, 03/01/51	708,185	555,014
3.00%, 02/01/52	582,528	496,130
3.50%, 03/01/52	1,407,777	1,247,328
4.00%, 06/01/52	434,523	398,185
4.50%, 07/01/52	282,661	266,540
5.50%, 08/01/53	2,724,024	2,703,032
6.00%, 08/01/53	1,213,552	1,235,271
6.00%, 09/01/53	506,335	512,305
Federal National Mortgage Association
3.15%, 11/01/27	241,473	232,303
1.53%, 04/01/28	1,000,000	907,803
5.16%, 10/01/28	500,000	507,440
4.97%, 11/01/28	750,000	758,664
4.50%, 02/01/29	1,100,000	1,092,205
4.78%, 06/01/29	650,000	652,222
4.36%, 10/01/29	700,000	688,987
1.59%, 03/01/31	500,000	414,020
1.61%, 03/01/31	460,013	388,034
1.62%, 03/01/31	500,000	408,901
2.03%, 04/01/31	250,000	213,233
2.59%, 03/01/32	523,367	457,810
1.65%, 03/01/33	492,750	394,956
2.01%, 03/01/33	100,000	82,119
2.00%, 03/01/51	1,798,265	1,409,278
3.00%, 02/01/52	1,925,589	1,642,093
3.50%, 04/01/52	702,729	622,885
4.00%, 06/01/52	1,304,887	1,195,812
4.50%, 07/01/52	343,299	323,606
5.00%, 09/01/52	458,942	444,407
5.50%, 10/01/52	468,053	464,671
6.00%, 11/01/52	230,066	232,886
6.50%, 11/01/52	174,684	179,813
6.50%, 12/01/52	211,954	217,068
6.00%, 08/01/53	1,406,406	1,423,021
6.50%, 09/01/53	632,003	651,188
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	340,199	324,961
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 9.07%, 06/25/30†	27,343	28,893
(Floating, Prime Rate U.S. + 0.92%), 8.92%, 12/25/30†	72,645	77,965
(Floating, Prime Rate U.S. + 2.33%), 10.33%, 01/25/31†	74,028	79,121
(Floating, Prime Rate U.S. + 1.03%), 9.03%, 02/25/31†	88,125	93,014
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Prime Rate U.S. + 0.33%), 8.33%, 07/25/31†	$181,611	$191,595
(Floating, Prime Rate U.S. + 0.76%), 8.76%, 08/25/31†	94,045	101,706
(Floating, Prime Rate U.S. + 0.64%), 8.64%, 07/25/32†	53,444	56,511
(Floating, Prime Rate U.S. - 2.60%), 5.40%, 03/25/34†	39,624	39,678
(Floating, Prime Rate U.S. + 0.58%), 8.58%, 05/25/34†	131,498	141,231
(Floating, Prime Rate U.S. + 1.63%), 9.63%, 05/25/34†	169,708	185,971
(Floating, Prime Rate U.S. + 3.38%), 11.38%, 06/25/34†	98,158	111,388
(Floating, Prime Rate U.S. + 3.63%), 11.63%, 08/25/34†	122,645	143,872
10.88%, 10/25/34	195,999	224,398
(Floating, Prime Rate U.S. + 3.61%), 11.61%, 10/25/34†	155,667	181,771
(Floating, Prime Rate U.S. - 0.34%), 7.66%, 12/25/45†	127,637	133,588
(Floating, Prime Rate U.S. + 0.52%), 8.52%, 12/25/45†	100,708	108,976
(Floating, Prime Rate U.S. + 0.13%), 8.13%, 01/25/46†	90,996	97,433
(Floating, Prime Rate U.S. + 0.33%), 8.33%, 04/25/46†	129,196	137,394
(Floating, Prime Rate U.S. + 0.38%), 8.38%, 08/25/46†	329,881	358,339
Uniform Mortgage Backed Securities
2.50%, 01/01/52 TBA	4,000,000	3,255,946
2.00%, 01/01/53 TBA	2,500,000	1,943,790
Total Mortgage-Backed Securities (Cost $33,280,163)		32,339,065
MUNICIPAL BONDS — 10.4%
California Municipal Finance Authority, Revenue Bond
4.57%, 10/01/52	500,000	418,913
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	522,025
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	133,572
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	529,639
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	216,728
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	569,202
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	183,216
	Par	Value
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	$400,000	$394,451
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	124,109
2.05%, 03/01/30	420,000	363,006
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	227,825
2.68%, 11/01/34	275,000	224,580
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	180,893
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	593,733
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	435,356
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	148,219
0.92%, 11/01/25	200,000	194,448
1.02%, 05/01/26	250,000	239,195
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	600,000	489,874
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	467,108
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	452,168
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	247,950
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	261,783
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	365,343
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	524,879
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	315,376

See Notes to Financial Statements.

	Par	Value
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	$160,000	$160,639
Total Municipal Bonds (Cost $9,154,010)		8,984,230
PRIVATE INVESTMENTS — 1.4%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	965,368
FBC ROGERS 6.00% 5/15/25 3.39%, 05/15/25†††	254,000	266,227
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,254,000)		1,231,595
U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bonds
4.50%, 02/15/36	2,950,000	2,948,963
3.63%, 08/15/43	2,275,000	1,929,929
4.13%, 08/15/44	1,650,000	1,495,312
3.00%, 08/15/52	1,000,000	719,023
4.00%, 11/15/52	1,350,000	1,178,297
3.63%, 02/15/53	1,400,000	1,139,906
4.25%, 02/15/54	225,000	205,682
		9,617,112
	Par	Value
U.S. Treasury Notes
3.88%, 11/30/29	$1,050,000	$1,026,498
4.13%, 08/31/30	550,000	541,589
4.13%, 11/15/32	1,000,000	975,586
4.38%, 05/15/34	3,645,000	3,590,895
		6,134,568
Total U.S. Treasury Obligations (Cost $16,468,170)		15,751,680

	Shares
MONEY MARKET FUNDS — 4.0%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø ∞ (Cost $3,423,089)	3,423,089	3,423,089
TOTAL INVESTMENTS — 106.0% (Cost $93,573,128)		91,331,362
Liabilities in Excess of Other Assets — (6.0)%		(5,150,927)
NET ASSETS — 100.0%		$86,180,435
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	03/2025	2	$217,500	$(3,556)
U.S. Treasury Long Bond	03/2025	2	227,688	(5,736)
Ultra 10-Year U.S. Treasury Note	03/2025	2	222,625	(5,095)
Ultra Long U.S. Treasury Bond	03/2025	2	237,813	(7,988)
2-Year U.S. Treasury Note	03/2025	1	205,609	(484)
5-Year U.S. Treasury Note	03/2025	5	531,523	(4,273)
Total Futures Contracts outstanding at December 31, 2024			$1,642,758	$(27,132)
Swap Agreements outstanding at December 31, 2024:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.50%	1.00%	12/20/2029	USD	815,000	$18,463	$18,483	$(20)
						$18,463	$18,483	$(20)
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$922,547	$—	$922,547	$—
Asset-Backed Securities	12,923,722	—	12,923,722	—
Corporate Bonds	14,127,411	—	14,127,411	—
Foreign Bonds	1,587,324	—	1,587,324	—
Loan Agreements	40,699	—	—	40,699
Money Market Funds	3,423,089	3,423,089	—	—
Mortgage-Backed Securities	32,339,065	—	32,339,065	—
Municipal Bonds	8,984,230	—	8,984,230	—
Private Investments	1,231,595	—	965,368	266,227
U.S. Treasury Obligations	15,751,680	—	15,751,680	—
Total Assets - Investments in Securities	$91,331,362	$3,423,089	$87,601,347	$306,926
Liabilities:
Other Financial Instruments***
Futures Contracts	$(27,132)	$(27,132)	$—	$—
Swap Agreements	(20)	—	(20)	—
Total Liabilities - Other Financial Instruments	$(27,152)	$(27,132)	$(20)	$ —

***
Other financial instruments are derivative instruments, such as futures contracts and swap agreements, which are valued at the unrealized appreciation
(depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and
"Swap Agreements outstanding" disclosures.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2024.
There were no transfers to or from Level 3 during the year ended December 31, 2024.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,022,175,412	$929,535,482
Investments in repurchase agreements, at value	1,038,000,000	8,600,000
Investments in securities of affiliated issuers, at value	—	31,722,122
Total investments, at value(1), (2)	2,060,175,412	969,857,604
Cash	285,732	—
Cash collateral for derivatives	—	1,601,235
Deposits with broker for futures contracts	—	2,823,587
Foreign currency(3)	—	659,188
Upfront premiums paid from swap agreements	—	363,308
Receivables:
Dividends	—	102,904
Reclaims	—	—
Interest	2,489,852	6,216,138
Securities lending	—	6,617
From advisor	—	—
Investment securities sold	—	81,173,813
Fund shares sold	25,146,814	725,227
Variation margin on centrally cleared swaps	—	61,571
Variation margin on futures contracts	—	583,571
Unrealized appreciation on foreign currency exchange contracts	—	1,856,859
Unrealized appreciation on swap agreements	—	—
Prepaid expenses and other assets	66,543	30,959
Total Assets	2,088,164,353	1,066,062,581
Liabilities
Cash Overdraft	—	7,770,583
TBA sale commitments, at value(4)	—	—
Options written, at value(5)	—	—
Upfront premiums received from swap agreements	—	265,635
Unrealized depreciation on foreign currency exchange contracts	—	—
Collateral held for securities on loan, at value	—	5,316,541
Collateral from counterparty	—	1,787,048
Payables:
Investment securities purchased	—	109,239,363
Fund shares redeemed	148,043,671	2,594,534
Variation margin on centrally cleared swaps	—	—
Variation margin on futures contracts	—	—
Distributions	6,871,929	—
Accrued expenses:
Investment advisory fees	179,790	237,753
Shareholder servicing fees	125,015	44,952
Director fees	1,351	452
Other expenses	223,291	193,582
Total Liabilities	155,445,047	127,450,443
Commitments and contingencies	—	—
Net Assets	$1,932,719,306	$938,612,138
Net Assets Consist of:
Paid-in-capital	$1,932,705,150	$990,899,951
Distributable earnings (loss)	14,156	(52,287,813)
Net Assets	$1,932,719,306	$938,612,138
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$1,341,780,864	$724,586,119
Institutional shares outstanding	1,341,738,940	56,334,134
Net asset value, offering and redemption price per Institutional share	$1.00	$12.86
Net assets applicable to the Investor Class	$590,938,442	$214,026,019
Investor shares outstanding	590,876,286	16,638,758
Net asset value, offering and redemption price per Investor share	$1.00	$12.86

(1)Investments in securities of unaffiliated issuers, at cost*	$1,022,175,412	$934,262,223
Investments in repurchase agreements, at cost	1,038,000,000	8,600,000
Investments in securities of affiliated issuers, at cost	—	31,722,122
Total investments, at cost	$2,060,175,412	$974,584,345
(2)Includes securities loaned of:	$—	$15,307,952
(3)Foreign currency, at cost	$—	$662,562
(4)TBA sale commitments, at cost	$—	$—
(5)Premiums received on options written	$—	$—
(6)The uncalled capital commitment at December 31, 2024 was $946,000. See Note 10 in the Notes to the Financial Statements.
(7)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$3,152,463,682	$605,382,838	$87,908,273
216,500,000	—	—
220,887,811	25,373,126	3,423,089
3,589,851,493	630,755,964	91,331,362
—	—	—
20,287,209	3,919,072	27,980
2,389,112	2,369,037	57,000
2,649,210	14,675,775	—
11,038,534	687,005	18,483

415,780	86,600	14,663
10,475	18,503	—
21,368,691	6,426,506	608,623
10,244	12,164	16
—	—	18,291
492,010,152	25,347	5,227,913
127,816	125,660	8,499
—	—	—
—	85,706	—
4,104,906	49,937,991	—
71,328	—	—
44,106	27,637	22,882
4,144,379,056	709,152,967	97,335,712

115,614,973	51,640	7,707
30,422,933	—	—
499,601	—	—
6,293,856	1,318,119	—
1,077,197	45,459,894	—
37,485,365	12,060,129	—
15,127,162	7,096,630	18,293

1,141,528,092	978,524	11,010,661
7,000,199	1,932,087	21,599
194,910	517	—
203,279	—	2,797
—	—	—

830,026	261,234	27,572
91,756	23,059	3,798
587	282	19
526,197	221,741	62,831
1,356,896,133	69,403,856	11,155,277
—	—	— (6), (7)
$2,787,482,923	$639,749,111	$86,180,435

$3,191,660,686	$731,300,342	$89,560,398
(404,177,763)	(91,551,231)	(3,379,963)
$2,787,482,923	$639,749,111	$86,180,435

$2,357,810,009	$531,438,012	$68,269,388
188,339,465	62,339,484	7,150,737
$12.52	$8.52	$9.55
$429,672,914	$108,311,099	$17,911,047
34,327,137	12,784,021	1,877,171
$12.52	$8.47	$9.54

$3,250,593,936	$646,990,441	$90,150,039
216,500,000	—	—
220,887,811	25,373,126	3,423,089
$3,687,981,747	$672,363,567	$93,573,128
$59,270,049	$18,476,360	$—
$2,705,645	$14,998,597	$—
$31,023,415	$—	$—
$752,744	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$203,470
Income distributions received from affiliated funds	—	1,390,476
Interest	85,816,172	40,769,253
Securities lending, net	—	86,718
Less foreign taxes withheld	—	—
Total Investment Income	85,816,172	42,449,917
Expenses
Investment advisory fees	1,817,799	2,636,488
Transfer agent fees:
Institutional shares	8,067	8,617
Investor shares	58,546	31,505
Custodian fees	17,294	109,425
Shareholder servicing fees:
Investor shares	1,479,372	513,140
Accounting and administration fees	233,065	166,271
Professional fees	134,105	165,163
Blue sky fees:
Institutional shares	22,451	19,180
Investor shares	33,668	16,991
Shareholder reporting fees:
Institutional shares	4,454	8,441
Investor shares	64,045	22,548
Directors expenses	26,785	13,976
Line of credit facility fees	6,179	3,779
Index license fees	541	2,267
Dividends on securities sold short	—	12,737
Other expenses	149,372	71,074
Total Expenses	4,055,743	3,801,602
Expenses waived/reimbursed(1)	—	—
Net Expenses	4,055,743	3,801,602
Net Investment Income	81,760,429	38,648,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	—	903
Investment securities	68,910	(1,712,794)
Investment securities sold short	—	—
TBA sale commitments	—	(1,198)
Futures transactions	—	(2,383,257)
Swap agreements	—	(50,229)
Option contracts written	—	(340,534)
Option contracts purchased	—	469,176
Forward foreign currency contracts	—	891,669
Foreign currency	—	(370,395)
Net realized gain (loss)	68,910	(3,496,659)
Net change in unrealized appreciation (depreciation) on:
Investment securities	—	3,164,054
TBA sale commitments	—	—
Futures	—	872,238
Swap agreements	—	212,797
Option contracts written	—	—
Option contracts purchased	—	(377)
Forward foreign currency contracts	—	1,989,368
Foreign currency	—	(18,746)
Net change in unrealized appreciation (depreciation)	—	6,219,334
Net Realized and Unrealized Gain (Loss)	68,910	2,722,675
Net Increase in Net Assets Resulting from Operations	$81,829,339	$41,370,990

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$2,456,655	$768,631	$20,413
3,701,307	763,825	258,062
127,193,041	26,420,240	4,056,064
223,902	132,138	3,606
(150,979)	(131,648)	—
133,423,926	27,953,186	4,338,145

8,834,634	2,813,294	318,714

8,862	8,237	6,914
46,815	32,318	22,679
450,792	227,963	14,152

1,030,727	263,810	44,406
413,447	123,851	41,487
173,176	165,034	138,203

23,084	17,545	15,881
24,312	16,635	15,121

18,002	7,591	617
40,418	18,188	2,030
33,888	8,902	1,592
8,654	2,136	264
2,267	9,021	541
—	—	—
153,220	64,809	42,373
11,262,298	3,779,334	664,974
—	—	(188,548)
11,262,298	3,779,334	476,426
122,161,628	24,173,852	3,861,719

2,692	496	137
(59,963,210)	(8,186,772)	(348,459)
63,981	—	—
(165,520)	(10,320)	—
(8,844,819)	500,348	(59,762)
3,266,592	(1,712,267)	6,275
1,358,252	—	—
(2,580,956)	(138,961)	—
1,453,908	(3,393,308)	—
(244,584)	(145,234)	—
(65,653,664)	(13,086,018)	(401,809)

(1,657,317)	(10,705,023)	(2,331,197)
1,737,342	—	—
(9,794,367)	(4,560,942)	(27,132)
(5,146,887)	1,094,736	(20)
637,642	—	—
(661,901)	138,428	—
5,328,170	6,199,795	—
(243,250)	(514,314)	—
(9,800,568)	(8,347,320)	(2,358,349)
(75,454,232)	(21,433,338)	(2,760,158)
$46,707,396	$2,740,514	$1,101,561
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Year Ended
	12/31/24	12/31/23

Operations:
Net investment income	$81,760,429	$75,242,673
Net realized gain (loss) on investment securities, foreign currency and derivatives	68,910	13,646
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	—	—
Net increase in net assets resulting from operations	81,829,339	75,256,319
Distributions to Shareholders:
Distributions paid
Institutional shares	(53,466,277)	(50,192,980)
Investor shares	(28,351,902)	(25,064,833)
Total distributions	(81,818,179)	(75,257,813)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	7,562,465,366	6,084,020,619
Investor shares	187,920,064	211,736,909
Reinvestment of dividends and distributions
Institutional shares	21,124,590	18,382,350
Investor shares	28,178,827	24,945,983
Total proceeds from shares sold and reinvested	7,799,688,847	6,339,085,861
Value of shares redeemed
Institutional shares	(7,218,884,917)	(6,174,935,623)
Investor shares	(207,374,898)	(172,212,164)
Total value of shares redeemed	(7,426,259,815)	(6,347,147,787)
Net increase (decrease) from capital share transactions(1)	373,429,032	(8,061,926)
Total increase (decrease) in net assets	373,440,192	(8,063,420)
Net Assets:
Beginning of Year	1,559,279,114	1,567,342,534
End of Year	$1,932,719,306	$1,559,279,114

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Year Ended		For the Year Ended
12/31/24	12/31/23	12/31/24	12/31/23

$38,648,315	$42,404,894	$122,161,628	$84,010,353
(3,496,659)	(22,078,636)	(65,653,664)	(90,282,332)
6,219,334	33,257,159	(9,800,568)	138,176,866
41,370,990	53,583,417	46,707,396	131,904,887

(29,902,480)	(31,023,568)	(104,962,695)	(62,975,505)
(8,349,169)	(6,384,985)	(18,042,000)	(12,405,888)
(38,251,649)	(37,408,553)	(123,004,695)	(75,381,393)

160,559,796	350,032,622	614,350,825	644,728,519
44,515,598	59,521,542	98,309,520	121,158,549

29,882,122	31,008,986	103,923,776	62,337,084
8,332,571	6,365,388	17,517,659	12,004,132
243,290,087	446,928,538	834,101,780	840,228,284

(138,387,160)	(502,571,156)	(367,201,911)	(355,499,857)
(37,281,618)	(78,117,202)	(64,404,755)	(90,230,580)
(175,668,778)	(580,688,358)	(431,606,666)	(445,730,437)
67,621,309	(133,759,820)	402,495,114	394,497,847
70,740,650	(117,584,956)	326,197,815	451,021,341

867,871,488	985,456,444	2,461,285,108	2,010,263,767
$938,612,138	$867,871,488	$2,787,482,923	$2,461,285,108
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Bond Fund		Impact Bond Fund
	For the Year Ended		For the Year Ended	For the Period Ended
	12/31/24	12/31/23	12/31/24	12/31/23(1)

Operations:
Net investment income	$24,173,852	$21,261,988	$3,861,719	$2,837,365
Net realized loss on investment securities, foreign currency and derivatives	(13,086,018)	(46,025,643)	(401,809)	(692,255)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(8,347,320)	57,403,898	(2,358,349)	89,431
Net increase in net assets resulting from operations	2,740,514	32,640,243	1,101,561	2,234,541
Distributions to Shareholders:
Distributions paid
Institutional shares	(15,492,298)	(6,322,187)	(3,121,336)	(2,246,032)
Investor shares	(3,019,318)	(1,185,622)	(778,043)	(487,981)
Total distributions	(18,511,616)	(7,507,809)	(3,899,379)	(2,734,013)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	157,138,795	74,323,483	11,575,318	77,889,598
Investor shares	25,606,590	29,897,055	2,952,388	18,038,597
Reinvestment of dividends and distributions
Institutional shares	15,464,612	6,315,505	3,120,578	2,245,920
Investor shares	2,962,815	1,163,996	778,043	487,981
Total proceeds from shares sold and reinvested	201,172,812	111,700,039	18,426,327	98,662,096
Value of shares redeemed
Institutional shares	(94,533,117)	(68,631,892)	(9,003,454)	(14,842,562)
Investor shares	(28,165,263)	(23,182,164)	(2,351,350)	(1,413,332)
Total value of shares redeemed	(122,698,380)	(91,814,056)	(11,354,804)	(16,255,894)
Net increase from capital share transactions(2)	78,474,432	19,885,983	7,071,523	82,406,202
Total increase in net assets	62,703,330	45,018,417	4,273,705	81,906,730
Net Assets:
Beginning of Year	577,045,781	532,027,364	81,906,730	—
End of Year	$639,749,111	$577,045,781	$86,180,435	$81,906,730

(1)	For the period January 27, 2023 (commencement of operations) through December 31, 2023.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2024	$1.00	$0.05	$—†	$0.05	$(0.05)	$—†	$(0.05)	$1.00	5.19%	$1,341,781	0.15%	0.15%	5.04%	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.01	977,071	0.14	0.14	4.89	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.50	1,049,604	0.13	0.14	1.49	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	1,154,219	0.07	0.14	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.43	1,168,144	0.14	0.15	0.39	N/A
Investor Class
2024	$1.00	$0.05	$—†	$0.05	$(0.05)	$—†	$(0.05)	$1.00	4.90%	$590,938	0.42%	0.42%	4.79%	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.73	582,208	0.41	0.41	4.64	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.29	517,739	0.34	0.41	1.31	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	449,643	0.08	0.41	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.28	475,081	0.29	0.42	0.25	N/A

Low-Duration Bond Fund
Institutional Class
2024	$12.81	$0.56	$0.04	$0.60	$(0.55)	$—	$(0.55)	$12.86	4.81%	$724,586	0.36%(1)	0.36%(1)	4.38%	157%
2023	12.61	0.49	0.14	0.63	(0.43)	—	(0.43)	12.81	5.09	670,255	0.34 (1)	0.34 (1)	3.89	209
2022	13.42	0.23	(0.78)	(0.55)	(0.26)	—	(0.26)	12.61	(4.13)	778,792	0.34	0.34	1.79	233
2021	13.62	0.12	(0.17)	(0.05)	(0.14)	(0.01)	(0.15)	13.42	(0.40)	835,297	0.34	0.34	0.85	304
2020	13.40	0.19	0.26	0.45	(0.23)	—	(0.23)	13.62	3.42	822,079	0.35	0.35	1.44	220
Investor Class
2024	$12.81	$0.53	$0.04	$0.57	$(0.52)	$—	$(0.52)	$12.86	4.54%	$214,026	0.64%(1)	0.64%(1)	4.10%	157%
2023	12.61	0.46	0.14	0.60	(0.40)	—	(0.40)	12.81	4.82	197,616	0.61 (1)	0.61 (1)	3.60	209
2022	13.43	0.19	(0.78)	(0.59)	(0.23)	—	(0.23)	12.61	(4.43)	206,664	0.61	0.61	1.48	233
2021	13.62	0.08	(0.17)	(0.09)	(0.09)	(0.01)	(0.10)	13.43	(0.65)	237,602	0.61	0.61	0.58	304
2020	13.40	0.16	0.26	0.42	(0.20)	—	(0.20)	13.62	3.16	240,682	0.62	0.62	1.17	220

Medium-Duration Bond Fund
Institutional Class
2024	$12.87	$0.57	$(0.34)	$0.23	$(0.58)	$—	$(0.58)	$12.52	1.86%	$2,357,810	0.38%	0.38%	4.60%	487%
2023	12.55	0.51	0.27	0.78	(0.46)	—	(0.46)	12.87	6.37	2,071,217	0.38	0.38	4.03	414
2022	15.04	0.35	(2.55)	(2.20)	(0.29)	—	(0.29)	12.55	(14.68)	1,672,089	0.38	0.38	2.63	366
2021	15.65	0.24	(0.56)	(0.32)	(0.27)	(0.02)	(0.29)	15.04	(2.01)	1,950,666	0.36	0.36	1.60	347
2020	15.05	0.33	1.03	1.36	(0.37)	(0.39)	(0.76)	15.65	9.13	1,694,858	0.38	0.38	2.12	444
Investor Class
2024	$12.87	$0.54	$(0.34)	$0.20	$(0.55)	$—	$(0.55)	$12.52	1.61%	$429,673	0.65%	0.65%	4.33%	487%
2023	12.56	0.47	0.27	0.74	(0.43)	—	(0.43)	12.87	6.01	390,068	0.66	0.66	3.75	414
2022	15.05	0.31	(2.55)	(2.24)	(0.25)	—	(0.25)	12.56	(14.89)	338,175	0.65	0.65	2.35	366
2021	15.66	0.20	(0.56)	(0.36)	(0.23)	(0.02)	(0.25)	15.05	(2.27)	458,302	0.62	0.62	1.33	347
2020	15.06	0.29	1.02	1.31	(0.32)	(0.39)	(0.71)	15.66	8.84	421,106	0.65	0.65	1.84	444

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	The ratio for the Low-Duration Bond Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for 2023 and 2024.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Bond Fund
Institutional Class
2024	$8.73	$0.36	$(0.30)	$0.06	$(0.27)	$—	$—	$(0.27)	$8.52	0.65%	$531,438	0.58%	0.58%	4.13%	57%
2023	8.35	0.33	0.17	0.50	(0.12)	—	—	(0.12)	8.73	6.02	466,381	0.57	0.57	3.92	48
2022	9.77	0.26	(1.56)	(1.30)	(0.10)	(0.01)	(0.01)	(0.12)	8.35	(13.37)	433,956	0.57	0.57	3.04	59
2021	10.38	0.27	(0.51)	(0.24)	(0.21)	(0.16)	—	(0.37)	9.77	(2.31)	502,292	0.56	0.56	2.69	57
2020	10.01	0.29	0.23	0.52	(0.07)	(0.08)	—	(0.15)	10.38	5.28	460,852	0.56	0.56	2.91	95
Investor Class
2024	$8.68	$0.33	$(0.30)	$0.03	$(0.24)	$—	$—	$(0.24)	$8.47	0.40%	$108,311	0.89%	0.89%	3.83%	57%
2023	8.31	0.30	0.17	0.47	(0.10)	—	—	(0.10)	8.68	5.64	110,665	0.88	0.88	3.61	48
2022	9.73	0.24	(1.56)	(1.32)	(0.08)	(0.01)	(0.01)	(0.10)	8.31	(13.62)	98,071	0.86	0.86	2.74	59
2021	10.34	0.24	(0.50)	(0.26)	(0.19)	(0.16)	—	(0.35)	9.73	(2.53)	120,702	0.85	0.85	2.40	57
2020	10.00	0.26	0.22	0.48	(0.06)	(0.08)	—	(0.14)	10.34	4.93	117,947	0.85	0.85	2.64	95

Impact Bond Fund
Institutional Class
2024	$9.86	$0.45	$(0.31)	$0.14	$(0.45)	$—	$—	$(0.45)	$9.55	1.45%	$68,269	0.50%	0.69%	4.60%	138%
2023(1)	10.00	0.40	(0.16)	0.24	(0.38)	—	—	(0.38)	9.86	2.53	64,778	0.50	0.85	4.46	122
Investor Class
2024	$9.86	$0.42	$(0.32)	$0.10	$(0.42)	$—	$—	$(0.42)	$9.54	1.08%	$17,911	0.79%	1.14%	4.31%	138%
2023(1)	10.00	0.38	(0.17)	0.21	(0.35)	—	—	(0.35)	9.86	2.28	17,129	0.79	1.41	4.20	122

#	Calculated using the average shares outstanding method.
(1)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 19.1%
Communication Services — 0.7%
Alphabet, Inc. Class A	53,344	$10,098,019
Consumer Discretionary — 3.1%
McDonald’s Corporation	61,263	17,759,531
NIKE, Inc. Class B	154,837	11,716,516
TJX Cos., Inc. (The)	140,943	17,027,324
		46,503,371
Consumer Staples — 2.3%
Coca-Cola Co. (The)	165,442	10,300,419
PepsiCo, Inc.	65,302	9,929,822
Procter & Gamble Co. (The)	84,829	14,221,582
		34,451,823
Financials — 4.2%
American Express Co.	38,175	11,329,958
Marsh & McLennan Cos., Inc.	66,690	14,165,623
Mastercard, Inc. Class A	26,387	13,894,603
S&P Global, Inc.	29,337	14,610,706
Visa, Inc. Class A	32,881	10,391,711
		64,392,601
Health Care — 2.4%
Danaher Corporation	63,927	14,674,443
Stryker Corporation	37,179	13,386,299
UnitedHealth Group, Inc.	16,895	8,546,504
		36,607,246
Industrials — 2.6%
Honeywell International, Inc.	67,608	15,271,971
Lockheed Martin Corporation	15,381	7,474,243
Northrop Grumman Corporation	23,471	11,014,706
Union Pacific Corporation	26,111	5,954,352
		39,715,272
Information Technology — 3.8%
Apple, Inc.	58,238	14,583,960
Intuit, Inc.	21,931	13,783,634
Microsoft Corporation	34,604	14,585,586
Texas Instruments, Inc.	78,124	14,649,031
		57,602,211
Total Common Stocks (Cost $275,108,196)		289,370,543
FOREIGN COMMON STOCKS — 2.9%
Ireland — 2.1%
Accenture PLC Class A	48,063	16,908,083
Linde PLC	36,477	15,271,826
		32,179,909
Switzerland — 0.8%
Chubb, Ltd.	43,294	11,962,132
Total Foreign Common Stocks (Cost $44,050,445)		44,142,041

	Par	Value
CORPORATE BONDS — 9.5%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	$901,000	$985,694
Akamai Technologies, Inc.
0.38%, 09/01/27 CONV	2,369,000	2,383,923
1.13%, 02/15/29 CONV	854,000	836,962
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A CONV	1,697,000	1,680,030
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 CONVΔ	1,290,000	1,374,448
Altair Engineering, Inc.
1.75%, 06/15/27 CONV	350,000	545,580
American Airlines Group, Inc.
6.50%, 07/01/25 CONV	1,007,000	1,178,913
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 CONV	1,204,000	1,126,462
Axon Enterprise, Inc.
0.50%, 12/15/27 CONV	110,000	287,103
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	3,218,000	3,137,550
BILL Holdings, Inc.
0.00%, 04/01/30 144A CONV»	563,000	557,652
BlackLine, Inc.
1.00%, 06/01/29 144A CONV	1,957,000	2,131,956
Bloom Energy Corporation
3.00%, 06/01/28 CONV	279,000	385,718
BofA Finance LLC
0.60%, 05/25/27 CONV	1,500,000	1,535,250
Box, Inc.
1.50%, 09/15/29 144A CONVΔ	2,340,000	2,283,840
Bridgebio Pharma, Inc.
2.50%, 03/15/27 CONV	540,000	568,026
CMS Energy Corporation
3.38%, 05/01/28 CONV	857,000	891,709
Coinbase Global, Inc.
0.25%, 04/01/30 144A CONV	2,700,000	2,882,430
CONMED Corporation
2.25%, 06/15/27 CONV	649,000	603,895
Core Scientific, Inc.
0.00%, 06/15/31 144A CONV»	607,000	597,895
CSG Systems International, Inc.
3.88%, 09/15/28 CONV	879,000	889,548
Cytokinetics, Inc.
3.50%, 07/01/27 CONV	400,000	476,239
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Datadog, Inc.
0.13%, 06/15/25 CONV	$882,000	$1,369,746
0.00%, 12/01/29 144A CONV»	564,000	545,388
Dexcom, Inc.
0.38%, 05/15/28 CONV	2,398,000	2,156,796
Digital Realty Trust LP REIT
1.88%, 11/15/29 144A CONV	2,425,000	2,509,875
Dropbox, Inc.
0.00%, 03/01/28 CONV»	2,178,000	2,233,811
Enovis Corporation
3.88%, 10/15/28 CONV	477,000	506,097
Etsy, Inc.
0.13%, 10/01/26 CONV	1,983,000	1,925,273
Evergy, Inc.
4.50%, 12/15/27 CONV	1,000,000	1,090,500
Exact Sciences Corporation
0.38%, 03/15/27 CONV	907,000	841,696
2.00%, 03/01/30 144A CONV	1,501,000	1,546,781
FirstEnergy Corporation
4.00%, 05/01/26 CONV	3,019,000	3,044,661
Five9, Inc.
1.00%, 03/15/29 144A CONV	486,000	438,008
Ford Motor Co.
0.00%, 03/15/26 CONV»	1,179,000	1,144,809
Global Payments, Inc.
1.50%, 03/01/31 144A CONV	3,425,000	3,370,200
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	1,232,000	1,495,956
Guardant Health, Inc.
0.00%, 11/15/27 CONV»	1,146,000	965,505
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONV	673,000	659,877
Haemonetics Corporation
2.50%, 06/01/29 144A CONV	496,000	489,552
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	1,151,000	1,103,473
1.00%, 08/15/28 CONV	2,156,000	2,330,452
Insulet Corporation
0.38%, 09/01/26 CONV	2,050,000	2,598,477
Integer Holdings Corporation
2.13%, 02/15/28 CONV	376,000	602,728
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 CONV	2,176,000	2,146,940
Itron, Inc.
0.00%, 03/15/26 CONV»	1,909,000	1,985,360
Jazz Investments I, Ltd.
3.13%, 09/15/30 144A CONVΔ	2,852,000	3,083,012
JPMorgan Chase Bank NA
0.13%, 06/23/27†††	1,520,000	1,646,291
	Par	Value
LCI Industries
1.13%, 05/15/26 CONV	$942,000	$926,127
Liberty Broadband Corporation
3.13%, 06/30/54 144A CONV	832,000	917,696
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	783,000	959,077
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A CONV	815,000	805,342
LivaNova U.S.A., Inc.
2.50%, 03/15/29 144A CONV	936,000	934,362
Live Nation Entertainment, Inc.
3.13%, 01/15/29 CONV	446,000	608,500
2.88%, 01/15/30 144A CONV	2,290,000	2,310,610
Lumentum Holdings, Inc.
1.50%, 12/15/29 CONV	1,358,000	1,893,731
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	569,000	912,534
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	1,214,000	1,534,599
Meritage Homes Corporation
1.75%, 05/15/28 144A CONV	478,000	470,830
Microchip Technology, Inc.
0.75%, 06/01/30 144A CONV	1,579,000	1,457,812
MKS Instruments, Inc.
1.25%, 06/01/30 144A CONV	1,091,000	1,061,543
NCL Corporation, Ltd.
1.13%, 02/15/27 CONVΔ	2,550,000	2,650,406
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 144A CONVΔ	1,500,000	1,740,750
Nutanix, Inc.
0.25%, 10/01/27 CONV	450,000	545,850
0.50%, 12/15/29 144A CONV	790,000	784,865
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	2,087,000	1,972,737
OSI Systems, Inc.
2.25%, 08/01/29 144A CONV	1,086,000	1,174,943
Parsons Corporation
2.63%, 03/01/29 144A CONV	1,079,000	1,268,365
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	532,000	725,788
Post Holdings, Inc.
2.50%, 08/15/27 CONV	975,000	1,144,650
Rapid7, Inc.
1.25%, 03/15/29 CONV	3,377,000	3,210,345

See Notes to Financial Statements.

	Par	Value
Repligen Corporation
1.00%, 12/15/28 CONV	$560,000	$574,000
Rexford Industrial Realty LP REIT
4.38%, 03/15/27 144A CONV	764,000	749,484
4.13%, 03/15/29 144A CONV	1,250,000	1,219,375
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	267,000	269,770
3.63%, 10/15/30 CONV	2,445,000	2,195,610
Sarepta Therapeutics, Inc.
1.25%, 09/15/27 CONV	1,143,000	1,257,872
Seagate HDD Cayman
3.50%, 06/01/28 CONV	927,000	1,117,499
Shake Shack, Inc.
0.00%, 03/01/28 CONV»	300,000	308,438
Shift4 Payments, Inc.
0.00%, 12/15/25 CONV»	1,440,000	1,941,120
0.50%, 08/01/27 CONV	2,151,000	2,323,080
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	890,000	922,040
Snap, Inc.
0.50%, 05/01/30 144A CONV	2,056,000	1,748,628
Snowflake, Inc.
0.00%, 10/01/27 144A CONV»	1,812,000	2,139,035
Southwest Airlines Co.
1.25%, 05/01/25 CONV	2,413,000	2,485,993
Spectrum Brands, Inc.
3.38%, 06/01/29 144A CONV	846,000	830,180
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV»	979,000	1,043,222
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 144A CONV	394,000	510,427
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	791,000	694,498
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	1,443,000	1,698,655
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	1,793,000	2,172,219
Uber Technologies, Inc.
0.00%, 12/15/25 CONVΔ»	2,075,000	2,096,787
0.88%, 12/01/28 CONV	1,352,000	1,493,960
Upstart Holdings, Inc.
1.00%, 11/15/30 144A CONV	644,000	616,952
Varonis Systems, Inc.
1.00%, 09/15/29 144A CONV	2,293,000	2,169,751
Ventas Realty LP REIT
3.75%, 06/01/26 CONV	644,000	735,448
Vertex, Inc.
0.75%, 05/01/29 144A CONV	627,000	994,435
Wayfair, Inc.
3.25%, 09/15/27 CONV	2,092,000	2,235,302
	Par	Value
3.50%, 11/15/28 CONV	$796,000	$995,000
Welltower OP LLC REIT
2.75%, 05/15/28 144A CONV	1,000,000	1,358,500
Western Digital Corporation
3.00%, 11/15/28 CONV	538,000	715,540
Winnebago Industries, Inc.
3.25%, 01/15/30 144A CONV	897,000	820,531
Workiva, Inc.
1.25%, 08/15/28 CONV	1,533,000	1,628,429
Zscaler, Inc.
0.13%, 07/01/25 CONV	2,055,000	2,559,502
Total Corporate Bonds (Cost $137,671,856)		143,804,831
FOREIGN BONDS — 0.6%
Australia — 0.0%
IREN, Ltd.
3.25%, 06/15/30 144A CONV	519,000	461,132
China — 0.2%
Alibaba Group Holding, Ltd.
0.50%, 06/01/31 144A CONV	2,850,000	3,035,962
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28 CONV	600,000	660,750
France — 0.3%
BNP Paribas SA
0.13%, 06/17/27†††	4,920,000	5,102,532
Total Foreign Bonds (Cost $9,463,871)		9,260,376

	Shares
EQUITY-LINKED SECURITIES — 0.2%
Microsoft Corporation, Issued by Barclays Bank PLC, Maturity Date 02/16/29 CONV††† (Cost $3,209,623)	3,159,000	3,100,732
MONEY MARKET FUNDS — 6.8%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	4,770,047	4,770,047
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	97,190,128	97,190,128
Northern Institutional U.S. Treasury Portfolio (Premier), 4.29%Ø	86,289	86,289
Total Money Market Funds (Cost $102,046,464)		102,046,464

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
U.S. TREASURY OBLIGATIONS — 54.8%
U.S. Treasury Bills
4.14%, 02/11/25Ω	$82,000,000	$81,619,413
4.56%, 07/10/25Ω‡‡	105,000,000	102,747,225
		184,366,638
U.S. Treasury Notes
1.75%, 03/15/25	122,700,000	122,093,977
2.88%, 06/15/25‡‡Δ	122,000,000	121,276,660
3.50%, 09/15/25‡‡	123,300,000	122,652,142
4.00%, 12/15/25	127,000,000	126,795,410
1.13%, 02/28/27	81,000,000	75,828,340
0.75%, 01/31/28	84,000,000	75,480,234
		644,126,763
Total U.S. Treasury Obligations (Cost $839,679,197)		828,493,401

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 7.0%
Call Options — 7.0%
S&P 500®, Strike Price $4,510.00, Expires 02/28/29 (MSCS)	240	$141,159,120	52,897,824
S&P 500®, Strike Price $5,450.00, Expires 06/11/29 (MSCS)	320	188,212,160	52,619,344
Total Purchased Options (Premiums paid $73,935,250)			105,517,168
TOTAL INVESTMENTS — 100.9% (Cost $1,485,164,902)			1,525,735,556

WRITTEN OPTIONS — (0.7)%
Put Options — (0.7)%
S&P 500®, Strike Price $5,870.00, Expires 01/10/25 (MSCS)	(108)	(63,521,604)	(466,020)
S&P 500®, Strike Price $5,875.00, Expires 01/31/25 (MSCS)	(76)	(44,700,388)	(616,740)
S&P 500®, Strike Price $5,910.00, Expires 01/17/25 (MSCS)	(4)	(2,352,652)	(28,880)
S&P 500®, Strike Price $5,935.00, Expires 01/24/25 (MSCS)	(1)	(588,163)	(9,435)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $5,935.00, Expires 01/31/25 (MSCS)	(74)	$(43,524,062)	$(777,740)
S&P 500®, Strike Price $5,965.00, Expires 01/24/25 (MSCS)	(220)	(129,395,860)	(2,413,400)
S&P 500®, Strike Price $5,970.00, Expires 01/17/25 (MSCS)	(157)	(92,341,591)	(1,635,155)
S&P 500®, Strike Price $5,970.00, Expires 01/24/25 (MSCS)	(1)	(588,163)	(11,240)
S&P 500®, Strike Price $6,015.00, Expires 01/24/25 (MSCS)	(1)	(588,163)	(14,020)
S&P 500®, Strike Price $6,035.00, Expires 01/24/25 (MSCS)	(2)	(1,176,326)	(30,860)
S&P 500®, Strike Price $6,050.00, Expires 01/03/25 (MSCS)	(74)	(43,524,062)	(1,209,086)
S&P 500®, Strike Price $6,050.00, Expires 01/10/25 (MSCS)	(72)	(42,347,736)	(1,162,080)
S&P 500®, Strike Price $6,050.00, Expires 01/17/25 (MSCS)	(3)	(1,764,489)	(50,382)
S&P 500®, Strike Price $6,060.00, Expires 01/10/25 (MSCS)	(5)	(2,940,815)	(84,905)
S&P 500®, Strike Price $6,060.00, Expires 01/17/25 (MSCS)	(20)	(11,763,260)	(340,400)
S&P 500®, Strike Price $6,070.00, Expires 01/10/25 (MSCS)	(36)	(21,173,868)	(654,840)
S&P 500®, Strike Price $6,080.00, Expires 01/17/25 (MSCS)	(40)	(23,526,520)	(749,800)
Total Written Options (Premiums received $(6,136,665))			(10,254,983)
Liabilities in Excess of Other Assets — (0.2)%			(2,412,480)
NET ASSETS — 100.0%			$1,513,068,093
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	03/2025	139	$15,116,250	$(128,140)
U.S. Treasury Long Bond	03/2025	84	9,562,875	(205,399)
Ultra Long U.S. Treasury Bond	03/2025	70	8,323,438	(236,797)
S&P 500® E-Mini	03/2025	121	35,911,287	(1,166,916)
2-Year U.S. Treasury Note	03/2025	249	51,196,734	23,344

See Notes to Financial Statements.

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	03/2025	465	$49,431,680	$(192,539)
Total Futures Contracts outstanding at December 31, 2024			$169,542,264	$(1,906,447)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$289,370,543	$289,370,543	$—	$—
Corporate Bonds	143,804,831	—	142,158,540	1,646,291
Equity-Linked Security	3,100,732	—	—	3,100,732
Foreign Bonds:
France	5,102,532	—	—	5,102,532
Other^^	4,157,844	—	4,157,844	—
Total Foreign Bonds	9,260,376	—	4,157,844	5,102,532
Foreign Common Stocks	44,142,041	44,142,041	—	—
Money Market Funds	102,046,464	102,046,464	—	—
Purchased Options:
Call Options	105,517,168	105,517,168	—	—
U.S. Treasury Obligations	828,493,401	—	828,493,401	—
Total Assets - Investments in Securities	$1,525,735,556	$541,076,216	$974,809,785	$9,849,555
Other Financial Instruments***
Futures Contracts	$23,344	$23,344	$—	$—
Total Assets - Other Financial Instruments	$23,344	$23,344	$ —	$ —
Liabilities:
Investments in Securities:
Written Options:
Put Options	$(10,254,983)	$(10,254,983)	$—	$—
Total Liabilities - Investments in Securities	$(10,254,983)	$(10,254,983)	$ —	$ —
Other Financial Instruments***
Futures Contracts	$(1,929,791)	$(1,929,791)	$—	$—
Total Liabilities - Other Financial Instruments	$(1,929,791)	$(1,929,791)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended December 31, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2024.
See Notes to Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 56.5%
Communication Services — 5.8%
Alphabet, Inc. Class A	989	$187,218
Alphabet, Inc. Class C	588	111,979
Electronic Arts, Inc.	24	3,511
Netflix, Inc.*	177	157,764
Spotify Technology SA*	6,799	3,041,736
T-Mobile US, Inc.	14,308	3,158,205
		6,660,413
Consumer Discretionary — 1.6%
Best Buy Co., Inc.	111	9,524
Chipotle Mexican Grill, Inc.*	650	39,195
Deckers Outdoor Corporation*	198	40,212
Domino’s Pizza, Inc.	41	17,210
Floor & Decor Holdings, Inc. Class A*	228	22,732
Genuine Parts Co.	132	15,412
Home Depot, Inc. (The)	4,125	1,604,584
Lululemon Athletica, Inc.*	20	7,648
NIKE, Inc. Class B	297	22,474
O’Reilly Automotive, Inc.*	36	42,689
Pool Corporation	16	5,455
Tractor Supply Co.	355	18,836
Ulta Beauty, Inc.*	52	22,616
		1,868,587
Consumer Staples — 0.7%
Clorox Co. (The)	32	5,197
Colgate-Palmolive Co.	305	27,728
Estee Lauder Cos., Inc. (The) Class A	292	21,894
Kimberly-Clark Corporation	38	4,980
Kroger Co. (The)	1,082	66,164
McCormick & Co., Inc. (Non-Voting Shares)	4,649	354,440
Monster Beverage Corporation*	295	15,505
Sysco Corporation	67	5,123
Target Corporation	457	61,777
Walmart, Inc.	1,934	174,737
		737,545
Financials — 12.1%
American Express Co.	140	41,551
Arthur J. Gallagher & Co.	8,947	2,539,606
Blackrock, Inc.	14	14,352
Brown & Brown, Inc.	90	9,182
CME Group, Inc.	92	21,365
LPL Financial Holdings, Inc.	67	21,876
Marsh & McLennan Cos., Inc.	10,906	2,316,543
Mastercard, Inc. Class A	5,414	2,850,850
Moody’s Corporation	76	35,976
Progressive Corporation (The)	13,542	3,244,799
S&P Global, Inc.	2,493	1,241,589
T. Rowe Price Group, Inc.	316	35,736
Travelers Cos., Inc. (The)	151	36,374
Walker & Dunlop, Inc.	13,972	1,358,218
		13,768,017
	Shares	Value
Health Care — 7.4%
Abbott Laboratories	449	$50,786
Align Technology, Inc.*	81	16,889
Cardinal Health, Inc.	199	23,536
Cigna Group (The)	120	33,137
Edwards Lifesciences Corporation*	257	19,026
Elevance Health, Inc.	99	36,521
Encompass Health Corporation	15,971	1,474,922
HCA Healthcare, Inc.	121	36,318
Humana, Inc.	6,226	1,579,598
Intuitive Surgical, Inc.*	70	36,537
Lantheus Holdings, Inc.*	10,397	930,116
McKesson Corporation	3,728	2,124,625
Mettler-Toledo International, Inc.*	21	25,697
UnitedHealth Group, Inc.	352	178,063
Vertex Pharmaceuticals, Inc.*	4,683	1,885,844
West Pharmaceutical Services, Inc.	39	12,775
		8,464,390
Industrials — 9.2%
3M Co.	180	23,236
Advanced Drainage Systems, Inc.	10,203	1,179,467
Booz Allen Hamilton Holding Corporation	120	15,444
Cintas Corporation	236	43,117
Core & Main, Inc. Class A*	25,364	1,291,281
Expeditors International of Washington, Inc.	46	5,095
Fastenal Co.	266	19,128
FedEx Corporation	79	22,225
Ferguson Enterprises, Inc.	75	13,018
Hubbell, Inc.	40	16,756
J.B. Hunt Transport Services, Inc.	27	4,608
NEXTracker, Inc. Class A*	24,186	883,515
Old Dominion Freight Line, Inc.	84	14,818
Parker-Hannifin Corporation	85	54,062
Paychex, Inc.	46	6,450
Rollins, Inc.	144	6,674
Saia, Inc.*	10	4,557
Uber Technologies, Inc.*	29,869	1,801,698
United Parcel Service, Inc. Class B	298	37,578
Westinghouse Air Brake Technologies Corporation	16,905	3,205,019
Xylem, Inc.	16,040	1,860,961
		10,508,707
Information Technology — 17.7%
Adobe, Inc.*	185	82,266
Advanced Micro Devices, Inc.*	726	87,694
Apple, Inc.	801	200,586
Applied Materials, Inc.	166	26,997
Arista Networks, Inc.*	116	12,822
Autodesk, Inc.*	7,053	2,084,655
Cadence Design Systems, Inc.*	6,126	1,840,618
CDW Corporation	54	9,398
Cisco Systems, Inc.	1,686	99,811
Crowdstrike Holdings, Inc. Class A*	38	13,002

See Notes to Financial Statements.

	Shares	Value
Fortinet, Inc.*	199	$18,801
Intuit, Inc.	66	41,481
Keysight Technologies, Inc.*	9,635	1,547,670
Lam Research Corporation	20,169	1,456,807
Lattice Semiconductor Corporation*	112	6,345
Microsoft Corporation	15,103	6,365,914
Motorola Solutions, Inc.	9	4,160
NVIDIA Corporation	37,703	5,063,136
Palo Alto Networks, Inc.*	68	12,373
Pure Storage, Inc. Class A*	118	7,249
QUALCOMM, Inc.	253	38,866
ServiceNow, Inc.*	82	86,930
Synopsys, Inc.*	52	25,239
Texas Instruments, Inc.	5,740	1,076,307
Trimble, Inc.*	51	3,604
		20,212,731
Materials — 0.0%
Ecolab, Inc.	53	12,419
Real Estate — 2.0%
Equinix, Inc. REIT	1,493	1,407,735
Prologis, Inc. REIT	8,150	861,455
		2,269,190
Total Common Stocks (Cost $50,501,647)		64,501,999
FOREIGN COMMON STOCKS — 37.1%
Australia — 0.3%
BHP Group, Ltd.	1,663	40,568
CSL, Ltd.	175	30,529
Fortescue, Ltd.	1,717	19,334
Harvey Norman Holdings, Ltd.	3,493	10,071
Nanosonics, Ltd.Δ *	31,707	58,956
QBE Insurance Group, Ltd.	515	6,116
REA Group, Ltd.	243	34,959
Rio Tinto, Ltd.	197	14,285
Wesfarmers, Ltd.	1,152	50,893
WiseTech Global, Ltd.	112	8,361
Woolworths Group, Ltd.	204	3,846
Yancoal Australia, Ltd.	1,437	5,772
		283,690
Austria — 0.0%
ANDRITZ AG	129	6,548
EVN AG	168	3,813
		10,361
Belgium — 0.0%
UCB SA	214	42,600
Canada — 6.0%
Alimentation Couche-Tard, Inc.	203	11,258
Bank of Nova Scotia (The)	516	27,709
BCE, Inc.Δ	107	2,480
Boralex, Inc. Class A	62,821	1,254,716
Brookfield Asset Management, Ltd. Class A	112	6,074
Brookfield Corporation	718	41,268
BRP, Inc.Δ	136	6,927
	Shares	Value
Canadian Imperial Bank of Commerce	483	$30,554
Canadian National Railway Co.	221	22,442
CGI, Inc.	12,302	1,346,035
Dollarama, Inc.	149	14,541
Element Fleet Management Corporation	384	7,763
Franco-Nevada Corporation	120	14,102
Gildan Activewear, Inc.	257	12,095
Innergex Renewable Energy, Inc.Δ	113,468	635,443
Intact Financial Corporation	12,462	2,269,073
Loblaw Cos., Ltd.	351	46,192
Magna International, Inc.	543	22,695
Manulife Financial Corporation	1,854	56,957
Stantec, Inc.	12,657	993,048
Suncor Energy, Inc.	674	24,058
WSP Global, Inc.	129	22,701
		6,868,131
Finland — 0.0%
Neste OYJ	166	2,101
Nokia OYJ	1,380	6,104
Orion OYJ Class B	274	12,142
		20,347
France — 7.0%
Cie de Saint-Gobain SA	28,546	2,536,646
Cie Generale des Etablissements Michelin SCA	811	26,686
Hermes International SCA	26	62,384
L’Oreal SA	168	59,472
Legrand SA	17,237	1,676,667
Orange SA	441	4,400
Schneider Electric SE	14,510	3,612,353
		7,978,608
Germany — 3.7%
adidas AG	144	35,419
Deutsche Post AG	381	13,450
Deutsche Telekom AG	1,419	42,518
HeidelbergCement AG	140	17,299
Infineon Technologies AG	32,543	1,062,260
Knorr-Bremse AG	24,210	1,757,197
Muenchener Rueckversicherungs-Gesellschaft AG	52	26,237
SAP SE	5,143	1,265,046
		4,219,426
Hong Kong — 1.6%
AIA Group, Ltd.	248,000	1,781,350
Chow Tai Fook Jewellery Group, Ltd.	3,400	2,926
CK Asset Holdings, Ltd.	1,500	6,122
Henderson Land Development Co., Ltd.	1,000	3,031
Power Assets Holdings, Ltd.	1,000	6,964
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	2,000	19,031
Techtronic Industries Co., Ltd.	1,000	13,146
See Notes to Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Wharf Real Estate Investment Co., Ltd.	1,000	$2,544
		1,835,114
India — 1.0%
HDFC Bank, Ltd. ADR	18,095	1,155,547
Ireland — 4.3%
Accenture PLC Class A	276	97,094
Aon PLC Class A	96	34,479
ICON PLC*	8,992	1,885,712
James Hardie Industries PLC CDI*	225	6,935
Linde PLC	185	77,454
nVent Electric PLC	11,167	761,143
TE Connectivity PLC	14,262	2,039,038
Willis Towers Watson PLC	24	7,518
		4,909,373
Israel — 0.0%
Bank Leumi Le-Israel BM	2,774	33,003
Check Point Software Technologies, Ltd.*	41	7,655
		40,658
Italy — 1.9%
Generali	764	21,615
Prysmian SpA	32,246	2,063,627
Recordati Industria Chimica e Farmaceutica SpA	409	21,442
		2,106,684
Japan — 4.7%
Asahi Kasei Corporation	600	4,134
Bandai Namco Holdings, Inc.	300	7,154
Bridgestone Corporation	500	16,807
Canon, Inc.	900	29,233
Chugai Pharmaceutical Co., Ltd.	1,100	48,489
Eisai Co., Ltd.	400	10,892
Honda Motor Co., Ltd.	500	4,760
Hoya Corporation	100	12,411
Inpex Corporation	400	5,033
Kakaku.com, Inc.	1,500	22,855
Keyence Corporation	3,400	1,382,004
Kyowa Kirin Co., Ltd.	1,000	15,038
Mitsubishi Electric Corporation	2,500	42,214
Murata Manufacturing Co., Ltd.	75,200	1,193,035
Nintendo Co., Ltd.	20,000	1,164,836
Nippon Telegraph & Telephone Corporation	25,000	24,972
Nitori Holdings Co., Ltd.	200	23,698
Ono Pharmaceutical Co., Ltd.	1,400	14,576
Otsuka Holdings Co., Ltd.	900	48,960
Panasonic Holdings Corporation	1,000	10,221
Recruit Holdings Co., Ltd.	900	62,557
Santen Pharmaceutical Co., Ltd.	1,700	17,406
Shimano, Inc.	8,700	1,170,303
Shionogi & Co., Ltd.	1,500	21,038
Shiseido Co., Ltd.	100	1,768
	Shares	Value
Tokyo Electron, Ltd.	300	$45,096
ZOZO, Inc.	500	15,399
		5,414,889
Jersey — 0.8%
Aptiv PLC*	15,475	935,928
Experian PLC	416	17,880
		953,808
Netherlands — 3.8%
ASML Holding NV	3,101	2,172,048
Ferrari NV	47	20,055
Koninklijke Ahold Delhaize NV	274	8,938
STMicroelectronics NV	231	5,747
Wolters Kluwer NV	12,993	2,158,714
		4,365,502
New Zealand — 0.0%
Fisher & Paykel Healthcare Corporation, Ltd.	483	10,381
Spark New Zealand, Ltd.	2,820	4,655
		15,036
Norway — 0.0%
Equinor ASA	412	9,772
Orkla ASA	1,197	10,356
Telenor ASA	429	4,786
		24,914
Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	300	6,224
Oversea-Chinese Banking Corporation, Ltd.	1,500	18,319
United Overseas Bank, Ltd.	800	21,245
Wilmar International, Ltd.	9,000	20,428
		66,216
Spain — 0.1%
Banco Santander SA	1,470	6,801
Industria de Diseno Textil SA	904	46,306
		53,107
Sweden — 0.1%
Atlas Copco AB, A Shares	1,468	22,404
Atlas Copco AB, B Shares	1,106	14,943
Axfood AB	254	5,372
Investor AB, A Shares	272	7,192
Investor AB, B Shares	1,267	33,559
		83,470
Switzerland — 0.1%
EMS-Chemie Holding AG	7	4,723
Geberit AG	12	6,805
Partners Group Holding AG	7	9,508
Roche Holding AG	192	53,684
Roche Holding AG (Swiss Exchange)	80	23,896
SGS SA	125	12,540
Straumann Holding AG	111	13,982

See Notes to Financial Statements.

	Shares	Value
Swisscom AG	14	$7,792
		132,930
United Kingdom — 1.6%
3i Group PLC	562	25,016
Associated British Foods PLC	388	9,897
Auto Trader Group PLC 144A	3,116	30,832
B&M European Value Retail SA	709	3,251
BT Group PLCΔ	6,123	11,037
Burberry Group PLC	1,005	12,290
CK Hutchison Holdings, Ltd.	1,000	5,316
JD Sports Fashion PLC	11,701	13,986
Kingfisher PLC	4,979	15,477
London Stock Exchange Group PLC	43	6,070
Pearson PLC	751	12,043
RELX PLC	708	32,079
Rightmove PLC	3,713	29,717
Rio Tinto PLC	551	32,526
SSE PLC	77,792	1,559,301
Vodafone Group PLC	14,905	12,715
		1,811,553
Total Foreign Common Stocks (Cost $42,012,039)		42,391,964
	Shares	Value
MONEY MARKET FUNDS — 6.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø §	22,242	$22,242
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø ∞	7,008,716	7,008,716
Total Money Market Funds (Cost $7,030,958)		7,030,958
TOTAL INVESTMENTS — 99.8% (Cost $99,544,644)		113,924,921
Other Assets in Excess of Liabilities — 0.2%		237,930
NET ASSETS — 100.0%		$114,162,851
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Canadian Dollars/U.S. Dollars	03/2025	3	$209,175	$(2,300)
S&P/TSX 60 Index	03/2025	1	206,630	(4,939)
MSCI EAFE Index	03/2025	10	1,133,750	(24,651)
MSCI Emerging Markets	03/2025	9	483,210	(15,448)
S&P 500® E-Mini	03/2025	10	2,967,875	(85,728)
Total Futures Contracts outstanding at December 31, 2024			$5,000,640	$(133,066)
See Notes to Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$64,501,999	$64,501,999	$—	$—
Foreign Common Stocks:
Canada	6,868,131	6,868,131	—	—
Finland	20,347	12,142	8,205	—
Germany	4,219,426	26,237	4,193,189	—
India	1,155,547	1,155,547	—	—
Ireland	4,909,373	4,902,438	6,935	—
Israel	40,658	7,655	33,003	—
Jersey	953,808	935,928	17,880	—
Netherlands	4,365,502	8,938	4,356,564	—
New Zealand	15,036	4,655	10,381	—
Sweden	83,470	5,372	78,098	—
Other^^	19,760,666	—	19,760,666	—
Total Foreign Common Stocks	42,391,964	13,927,043	28,464,921	—
Money Market Funds	7,030,958	7,030,958	—	—
Total Assets - Investments in Securities	$113,924,921	$85,460,000	$28,464,921	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(133,066)	$(133,066)	$—	$—
Total Liabilities - Other Financial Instruments	$(133,066)	$(133,066)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 95.3%
Communication Services — 9.4%
Alphabet, Inc. Class A	504,437	$95,489,924
Alphabet, Inc. Class C	464,915	88,538,413
AT&T, Inc.	712,383	16,220,961
Charter Communications, Inc. Class AΔ*	8,432	2,890,237
Comcast Corporation Class A	372,191	13,968,328
Electronic Arts, Inc.	20,511	3,000,759
Fox Corporation Class A	31,129	1,512,247
Fox Corporation Class B	9,099	416,188
Interpublic Group of Cos., Inc. (The)	21,355	598,367
Live Nation Entertainment, Inc.Δ*	10,940	1,416,730
Meta Platforms, Inc. Class A	198,824	116,413,440
Netflix, Inc.*	39,265	34,997,680
News Corporation Class A	13,865	381,842
News Corporation Class BΔ	13,984	425,533
Omnicom Group, Inc.	19,263	1,657,389
Paramount Global Class BΔ	52,671	550,939
Take-Two Interactive Software, Inc.*	14,065	2,589,085
T-Mobile US, Inc.	53,578	11,826,272
Verizon Communications, Inc.	413,710	16,544,263
Walt Disney Co. (The)	170,147	18,945,868
Warner Bros Discovery, Inc.*	173,969	1,838,852
		430,223,317
Consumer Discretionary — 10.9%
Airbnb, Inc. Class A*	38,855	5,105,936
Amazon.com, Inc.*	849,596	186,392,866
AutoZone, Inc.*	1,728	5,533,056
Best Buy Co., Inc.	15,833	1,358,471
Booking Holdings, Inc.	3,118	15,491,534
BorgWarner, Inc.	22,456	713,876
CarMax, Inc.*	12,596	1,029,849
Carnival Corporation*	59,898	1,492,658
Chipotle Mexican Grill, Inc.*	124,724	7,520,857
D.R. Horton, Inc.	23,395	3,271,089
Darden Restaurants, Inc.	14,447	2,697,110
Deckers Outdoor Corporation*	10,554	2,143,412
Domino’s Pizza, Inc.	3,030	1,271,873
eBay, Inc.	40,981	2,538,773
Expedia Group, Inc.*	10,462	1,949,384
Ford Motor Co.	360,267	3,566,643
General Motors Co.Δ	93,228	4,966,256
Genuine Parts Co.	18,371	2,144,998
Hasbro, Inc.	14,558	813,938
Hilton Worldwide Holdings, Inc.	22,954	5,673,311
Home Depot, Inc. (The)	91,318	35,521,789
Lennar Corporation Class A	18,468	2,518,481
LKQ Corporation	27,740	1,019,445
Lowe’s Cos., Inc.	50,808	12,539,414
Lululemon Athletica, Inc.*	10,232	3,912,819
Marriott International, Inc. Class AΔ	22,914	6,391,631
McDonald’s Corporation	69,649	20,190,549
Mohawk Industries, Inc.*	2,387	284,363
NIKE, Inc. Class B	112,054	8,479,126
Norwegian Cruise Line Holdings, Ltd.Δ*	18,047	464,349
	Shares	Value
NVR, Inc.*	277	$2,265,555
O’Reilly Automotive, Inc.*	5,505	6,527,829
Pool Corporation	3,147	1,072,938
PulteGroup, Inc.	12,455	1,356,350
Ralph Lauren Corporation	2,058	475,357
Ross Stores, Inc.	29,803	4,508,300
Royal Caribbean Cruises, Ltd.Δ	22,682	5,232,511
Starbucks Corporation	108,959	9,942,509
Tapestry, Inc.	14,110	921,806
Tesla, Inc.*	252,578	102,001,100
TJX Cos., Inc. (The)	108,351	13,089,884
Tractor Supply Co.	50,195	2,663,347
Ulta Beauty, Inc.*	3,993	1,736,675
Yum! Brands, Inc.Δ	30,185	4,049,620
		502,841,637
Consumer Staples — 5.3%
Archer-Daniels-Midland Co.	53,884	2,722,220
Church & Dwight Co., Inc.	27,416	2,870,729
Clorox Co. (The)	12,213	1,983,513
Coca-Cola Co. (The)	413,902	25,769,539
Colgate-Palmolive Co.	86,323	7,847,624
Conagra Brands, Inc.	80,687	2,239,064
Costco Wholesale Corporation	40,342	36,964,164
Dollar General Corporation	21,189	1,606,550
Dollar Tree, Inc.*	18,243	1,367,131
Estee Lauder Cos., Inc. (The) Class A	24,032	1,801,919
General Mills, Inc.	76,568	4,882,741
Hershey Co. (The)	14,966	2,534,492
Hormel Foods Corporation	41,279	1,294,922
J.M. Smucker Co. (The)	15,075	1,660,059
Kellanova	32,263	2,612,335
Kenvue, Inc.	200,051	4,271,089
Keurig Dr. Pepper, Inc.	116,575	3,744,389
Kimberly-Clark Corporation	30,596	4,009,300
Kraft Heinz Co. (The)	122,907	3,774,474
Kroger Co. (The)	67,657	4,137,226
Lamb Weston Holdings, Inc.Δ	10,228	683,537
McCormick & Co., Inc. (Non-Voting Shares)	25,400	1,936,496
Mondelez International, Inc. Class AΔ	137,331	8,202,781
Monster Beverage Corporation*	81,543	4,285,900
PepsiCo, Inc.	151,028	22,965,318
Procter & Gamble Co. (The)Δ	234,936	39,387,020
Sysco Corporation	47,752	3,651,118
Target Corporation	40,435	5,466,003
The Campbell's Co.	28,952	1,212,510
Tyson Foods, Inc. Class A	27,409	1,574,373
Walmart, Inc.	404,010	36,502,304
		243,960,840
Energy — 3.1%
APA CorporationΔ	16,020	369,902
Archrock, Inc.	13	324
Baker Hughes Co.	69,352	2,844,819
Chevron Corporation	168,592	24,418,865
ConocoPhillips	122,478	12,146,143
Coterra Energy, Inc.	73,032	1,865,237
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Devon Energy Corporation	56,709	$1,856,086
Diamondback Energy, Inc.	15,394	2,521,999
EOG Resources, Inc.	52,844	6,477,618
EQT Corporation	31,097	1,433,883
Exxon Mobil Corporation	423,010	45,503,186
Halliburton Co.	53,476	1,454,012
Hess Corporation	22,208	2,953,886
Kinder Morgan, Inc.	212,594	5,825,076
Marathon Petroleum Corporation	32,177	4,488,691
Occidental Petroleum CorporationΔ	64,318	3,177,952
ONEOK, Inc.	52,305	5,251,422
Phillips 66	41,166	4,690,042
Targa Resources Corporation	15,887	2,835,830
Texas Pacific Land CorporationΔ	1,463	1,618,019
Valero Energy Corporation	31,345	3,842,584
Williams Cos., Inc. (The)	127,227	6,885,525
		142,461,101
Financials — 13.1%
Aflac, Inc.	51,863	5,364,709
Allstate Corporation (The)	26,534	5,115,490
American Express Co.	50,440	14,970,088
American International Group, Inc.	65,815	4,791,332
Ameriprise Financial, Inc.	10,345	5,507,988
Apollo Global Management, Inc.Δ	40,443	6,679,566
Arch Capital Group, Ltd.	33,000	3,047,550
Arthur J. Gallagher & Co.	18,366	5,213,189
Assurant, Inc.	2,404	512,581
Bank of America Corporation	640,620	28,155,249
Bank of New York Mellon Corporation (The)	77,492	5,953,710
Berkshire Hathaway, Inc. Class B*	167,112	75,748,527
Blackrock, Inc.	13,016	13,342,832
Blackstone, Inc.	67,997	11,724,043
Brown & Brown, Inc.	18,702	1,907,978
Capital One Financial Corporation	34,907	6,224,616
Cboe Global Markets, Inc.	13,221	2,583,383
Charles Schwab Corporation (The)	142,540	10,549,385
Cincinnati Financial Corporation	10,988	1,578,976
Citigroup, Inc.	171,334	12,060,200
Citizens Financial Group, Inc.	34,788	1,522,323
CME Group, Inc.	38,115	8,851,446
Corpay, Inc.*	3,940	1,333,375
Discover Financial Services	22,685	3,929,723
Erie Indemnity Co. Class A	1,849	762,213
Everest Group, Ltd.	3,173	1,150,086
FactSet Research Systems, Inc.	4,700	2,257,316
Fidelity National Information Services, Inc.	49,409	3,990,765
Fifth Third Bancorp	52,084	2,202,112
Fiserv, Inc.*	51,470	10,572,967
Franklin Resources, Inc.	23,495	476,714
Global Payments, Inc.	22,769	2,551,494
Globe Life, Inc.	4,186	466,823
Goldman Sachs Group, Inc. (The)	29,667	16,987,918
Hartford Financial Services Group, Inc. (The)	28,747	3,144,922
Huntington Bancshares, Inc.	118,830	1,933,364
Intercontinental Exchange, Inc.	54,945	8,187,354
	Shares	Value
Invesco, Ltd.	17,740	$310,095
Jack Henry & Associates, Inc.Δ	4,948	867,384
JPMorgan Chase & Co.	260,510	62,446,852
KeyCorp	64,549	1,106,370
KKR & Co., Inc.	61,931	9,160,214
Loews CorporationΔ	28,928	2,449,912
M&T Bank Corporation	18,081	3,399,409
MarketAxess Holdings, Inc.	2,840	641,954
Marsh & McLennan Cos., Inc.	46,486	9,874,091
Mastercard, Inc. Class A	74,082	39,009,359
MetLife, Inc.	64,005	5,240,729
Moody’s Corporation	12,429	5,883,516
Morgan Stanley	122,245	15,368,641
MSCI, Inc.	6,122	3,673,261
Nasdaq, Inc.	29,183	2,256,138
Northern Trust Corporation	16,617	1,703,243
PayPal Holdings, Inc.*	91,430	7,803,550
PNC Financial Services Group, Inc. (The)	35,036	6,756,693
Principal Financial Group, Inc.	19,881	1,538,988
Progressive Corporation (The)	52,997	12,698,611
Prudential Financial, Inc.	36,128	4,282,252
Raymond James Financial, Inc.	15,892	2,468,504
Regions Financial Corporation	64,510	1,517,275
S&P Global, Inc.	29,690	14,786,511
State Street Corporation	30,870	3,029,891
Synchrony Financial	25,095	1,631,175
T. Rowe Price Group, Inc.	22,044	2,492,956
Travelers Cos., Inc. (The)	24,966	6,014,060
Truist Financial Corporation	110,967	4,813,748
U.S. Bancorp	125,414	5,998,552
Visa, Inc. Class AΔ	151,898	48,005,844
W.R. Berkley Corporation	30,179	1,766,075
Wells Fargo & Co.	306,425	21,523,292
		601,871,452
Health Care — 9.1%
Abbott Laboratories	171,419	19,389,203
Agilent Technologies, Inc.	34,112	4,582,606
Align Technology, Inc.*	5,801	1,209,567
Amgen, Inc.	69,218	18,040,980
Baxter International, Inc.	49,046	1,430,181
Becton, Dickinson and Co.	32,351	7,339,471
Biogen, Inc.*	35,246	5,389,818
Boston Scientific Corporation*	146,369	13,073,679
Bristol-Myers Squibb Co.	311,027	17,591,687
Cardinal Health, Inc.	27,527	3,255,618
Cencora, Inc.	17,971	4,037,724
Centene Corporation*	55,255	3,347,348
Charles River Laboratories International, Inc.*	6,323	1,167,226
Cigna Group (The)	30,437	8,404,873
Danaher Corporation	65,367	15,004,995
DaVita, Inc.Δ*	6,964	1,041,466
Dexcom, Inc.*	34,256	2,664,089
Edwards Lifesciences Corporation*	57,327	4,243,918
Elevance Health, Inc.	24,139	8,904,877
Eli Lilly and Co.	76,567	59,109,724

See Notes to Financial Statements.

	Shares	Value
GE HealthCare Technologies, Inc.	36,757	$2,873,662
Gilead Sciences, Inc.	191,279	17,668,441
HCA Healthcare, Inc.	19,204	5,764,081
Henry Schein, Inc.*	19,612	1,357,150
Hologic, Inc.*	29,305	2,112,597
Humana, Inc.	13,229	3,356,330
IDEXX Laboratories, Inc.*	7,284	3,011,497
Incyte Corporation*	72,520	5,008,956
Insulet Corporation*	4,630	1,208,754
Intuitive Surgical, Inc.*	33,356	17,410,498
IQVIA Holdings, Inc.*	19,293	3,791,267
Labcorp Holdings, Inc.	9,830	2,254,216
McKesson Corporation	15,139	8,627,868
Mettler-Toledo International, Inc.*	2,272	2,780,201
Moderna, Inc.*	44,540	1,851,973
Molina Healthcare, Inc.*	6,429	1,871,160
Quest Diagnostics, Inc.	16,017	2,416,325
Regeneron Pharmaceuticals, Inc.*	16,770	11,945,774
ResMed, Inc.	12,399	2,835,527
Revvity, Inc.Δ	16,012	1,787,099
Solventum Corporation*	12,388	818,351
Stryker CorporationΔ	33,995	12,239,900
Teleflex, Inc.	4,060	722,599
Thermo Fisher Scientific, Inc.	37,576	19,548,163
UnitedHealth Group, Inc.	86,311	43,661,283
Universal Health Services, Inc. Class B	6,340	1,137,523
Vertex Pharmaceuticals, Inc.*	36,920	14,867,684
Viatris, Inc.	623,059	7,757,085
Waters Corporation*	6,347	2,354,610
West Pharmaceutical Services, Inc.	7,021	2,299,799
Zimmer Biomet Holdings, Inc.	19,616	2,072,038
Zoetis, Inc.	73,011	11,895,682
		418,537,143
Industrials — 7.4%
3M Co.	49,554	6,396,926
A.O. Smith Corporation	16,217	1,106,162
AMETEK, Inc.	20,180	3,637,647
Automatic Data Processing, Inc.	45,336	13,271,207
Axon Enterprise, Inc.*	6,195	3,681,812
Boeing Co. (The)Δ*	64,519	11,419,863
Broadridge Financial Solutions, Inc.	10,733	2,426,624
Builders FirstSource, Inc.*	7,824	1,118,284
C.H. Robinson Worldwide, Inc.	12,459	1,287,264
Carrier Global Corporation	75,763	5,171,582
Caterpillar, Inc.	45,456	16,489,619
Cintas Corporation	26,216	4,789,663
Copart, Inc.*	60,148	3,451,894
CSX Corporation	185,964	6,001,058
Cummins, Inc.	12,679	4,419,899
Dayforce, Inc.Δ*	10,792	783,931
Deere & Co.	25,133	10,648,852
Delta Air Lines, Inc.	58,547	3,542,093
Dover Corporation	11,833	2,219,871
Emerson Electric Co.	51,542	6,387,600
	Shares	Value
Equifax, Inc.	9,414	$2,399,158
Expeditors International of Washington, Inc.	10,368	1,148,463
Fastenal Co.	46,435	3,339,141
FedEx Corporation	21,342	6,004,145
Fortive Corporation	31,205	2,340,375
GE Vernova, Inc.	23,602	7,763,406
Generac Holdings, Inc.*	1,873	290,409
General Dynamics Corporation	23,726	6,251,564
General Electric Co.	96,043	16,019,012
Honeywell International, Inc.Δ	58,926	13,310,794
Howmet Aerospace, Inc.	32,372	3,540,526
Hubbell, Inc.	4,746	1,988,052
Huntington Ingalls Industries, Inc.	2,805	530,061
IDEX Corporation	6,919	1,448,078
Illinois ToolWorks, Inc.	27,048	6,858,291
Ingersoll-Rand, Inc.	28,689	2,595,207
J.B. Hunt Transport Services, Inc.	6,373	1,087,616
Jacobs Solutions, Inc.	12,155	1,624,151
L3Harris Technologies, Inc.	20,606	4,333,030
Leidos Holdings, Inc.	16,258	2,342,127
Lennox International, Inc.	2,901	1,767,579
Lockheed Martin Corporation	21,130	10,267,912
Masco Corporation	23,878	1,732,826
Nordson CorporationΔ	5,292	1,107,298
Norfolk Southern Corporation	20,505	4,812,523
Northrop Grumman Corporation	14,300	6,710,847
Old Dominion Freight Line, Inc.	14,856	2,620,598
Otis Worldwide Corporation	33,919	3,141,239
PACCAR, Inc.	52,087	5,418,090
Parker-Hannifin Corporation	11,688	7,433,919
Paychex, Inc.Δ	36,801	5,160,236
Paycom Software, Inc.	3,850	789,135
Quanta Services, Inc.	8,814	2,785,665
Republic Services, Inc.	19,373	3,897,460
Rockwell Automation, Inc.Δ	10,107	2,888,480
Rollins, Inc.	21,375	990,731
RTX Corporation	127,603	14,766,219
Snap-on, Inc.Δ	5,899	2,002,593
Southwest Airlines Co.Δ	69,304	2,330,000
Stanley Black & Decker, Inc.	10,352	831,162
Textron, Inc.	15,886	1,215,120
TransDigm Group, Inc.	4,889	6,195,732
Uber Technologies, Inc.*	190,492	11,490,477
Union Pacific Corporation	56,814	12,955,865
United Airlines Holdings, Inc.*	22,313	2,166,592
United Parcel Service, Inc. Class B	71,498	9,015,898
United Rentals, Inc.	4,416	3,110,807
Veralto Corporation	15,414	1,569,916
Verisk Analytics, Inc.	13,988	3,852,715
W.W. Grainger, Inc.	3,237	3,411,960
Waste Management, Inc.	34,975	7,057,605
Westinghouse Air Brake Technologies Corporation	13,439	2,547,900
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Xylem, Inc.	21,548	$2,499,999
		342,010,555
Information Technology — 31.1%
Adobe, Inc.*	40,908	18,190,969
Advanced Micro Devices, Inc.*	145,623	17,589,802
Akamai Technologies, Inc.*	12,022	1,149,904
Amphenol Corporation Class A	109,822	7,627,138
Analog Devices, Inc.	44,105	9,370,548
ANSYS, Inc.*	6,671	2,250,328
Apple, Inc.	1,375,392	344,425,665
Applied Materials, Inc.	72,837	11,845,481
Arista Networks, Inc.*	90,364	9,987,933
Autodesk, Inc.*	18,555	5,484,301
Broadcom, Inc.	419,956	97,362,599
Cadence Design Systems, Inc.*	23,784	7,146,141
CDW Corporation	11,000	1,914,440
Cisco Systems, Inc.	389,499	23,058,341
Cognizant Technology Solutions Corporation Class A	43,107	3,314,928
Corning, Inc.	81,585	3,876,919
Crowdstrike Holdings, Inc. Class A*	21,176	7,245,580
Dell Technologies, Inc. Class C	26,468	3,050,172
Enphase Energy, Inc.*	12,624	867,016
EPAM Systems, Inc.*	4,578	1,070,428
F5, Inc.*	1,165	292,963
Fair Isaac Corporation*	1,636	3,257,162
First Solar, Inc.Δ*	9,794	1,726,095
Fortinet, Inc.*	57,750	5,456,220
Gartner, Inc.*	6,492	3,145,179
Gen Digital, Inc.	62,969	1,724,091
GoDaddy, Inc. Class A*	8,891	1,754,817
Hewlett Packard Enterprise Co.	153,179	3,270,372
HP, Inc.Δ	87,406	2,852,058
Intel Corporation	388,769	7,794,818
International Business Machines Corporation	88,423	19,438,028
Intuit, Inc.	25,446	15,992,811
Jabil, Inc.	6,369	916,499
Juniper Networks, Inc.	18,348	687,133
Keysight Technologies, Inc.*	13,420	2,155,655
KLA Corporation	12,003	7,563,330
Lam Research Corporation	115,534	8,345,021
Microchip Technology, Inc.	43,842	2,514,339
Micron Technology, Inc.	99,677	8,388,816
Microsoft Corporation	677,412	285,529,158
Monolithic Power Systems, Inc.	3,722	2,202,307
Motorola Solutions, Inc.	14,765	6,824,826
NetApp, Inc.	19,952	2,316,028
NVIDIA Corporation	2,218,102	297,868,918
ON Semiconductor Corporation*	33,696	2,124,533
Oracle Corporation	147,674	24,608,395
Palantir Technologies, Inc. Class A*	174,694	13,212,107
Palo Alto Networks, Inc.Δ*	55,616	10,119,887
PTC, Inc.*	7,842	1,441,909
QUALCOMM, Inc.	99,381	15,266,909
Roper Technologies, Inc.	10,208	5,306,629
Salesforce, Inc.	88,853	29,706,224
	Shares	Value
ServiceNow, Inc.*	18,236	$19,332,348
Skyworks Solutions, Inc.	15,419	1,367,357
Super Micro Computer, Inc.Δ*	45,460	1,385,621
Synopsys, Inc.*	13,531	6,567,406
Teledyne Technologies, Inc.*	4,739	2,199,512
Teradyne, Inc.	9,806	1,234,772
Texas Instruments, Inc.	82,620	15,492,076
Trimble, Inc.*	19,275	1,361,972
Tyler Technologies, Inc.*	3,141	1,811,226
VeriSign, Inc.*	5,775	1,195,194
Western Digital Corporation*	33,866	2,019,430
Workday, Inc. Class A*	19,272	4,972,754
Zebra Technologies Corporation Class A*	4,187	1,617,103
		1,431,188,641
Materials — 1.4%
Air Products and Chemicals, Inc.	20,651	5,989,616
Albemarle CorporationΔ	8,321	716,272
Avery Dennison Corporation	5,863	1,097,143
Ball Corporation	26,240	1,446,611
Celanese Corporation	7,902	546,897
CF Industries Holdings, Inc.	17,573	1,499,328
Corteva, Inc.	61,678	3,513,179
Dow, Inc.	79,059	3,172,638
DuPont de Nemours, Inc.	47,302	3,606,778
Eastman Chemical Co.	14,389	1,314,003
Ecolab, Inc.	21,553	5,050,299
FMC Corporation	14,783	718,602
Freeport-McMoRan, Inc.	123,949	4,719,978
International Flavors & Fragrances, Inc.	23,797	2,012,036
International Paper Co.Δ	43,581	2,345,529
Martin Marietta Materials, Inc.	4,229	2,184,279
Mosaic Co. (The)	35,598	874,999
Newmont Corporation	99,812	3,715,003
Nucor Corporation	20,449	2,386,603
Packaging Corporation of America	10,735	2,416,771
PPG Industries, Inc.	18,443	2,203,016
Sherwin-Williams Co. (The)	21,527	7,317,673
Steel Dynamics, Inc.	10,955	1,249,637
Vulcan Materials Co.	10,240	2,634,035
		62,730,925
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc. REIT	13,587	1,325,412
American Tower Corporation REIT	45,660	8,374,501
AvalonBay Communities, Inc. REIT	14,896	3,276,673
BXP, Inc. REITΔ	11,272	838,186
Camden Property Trust REIT	8,401	974,852
CBRE Group, Inc. Class A*	32,062	4,209,420
CoStar Group, Inc.Δ*	41,877	2,997,974
Crown Castle, Inc. REIT	47,397	4,301,752
Digital Realty Trust, Inc. REIT	27,415	4,861,502
Equinix, Inc. REIT	8,624	8,131,483
Equity Residential REIT	40,640	2,916,326
Essex Property Trust, Inc. REIT	8,395	2,396,269

See Notes to Financial Statements.

	Shares	Value
Extra Space Storage, Inc. REIT	18,800	$2,812,480
Federal Realty Investment Trust REIT	5,137	575,087
Healthpeak Properties, Inc. REITΔ	68,876	1,396,116
Host Hotels & Resorts, Inc. REIT	47,716	835,984
Invitation Homes, Inc. REIT	60,850	1,945,374
Iron Mountain, Inc. REIT	27,908	2,933,410
Kimco Realty Corporation REIT	56,971	1,334,831
Mid-America Apartment Communities, Inc. REIT	12,145	1,877,253
Prologis, Inc. REIT	89,074	9,415,122
Public Storage REIT	15,587	4,667,371
Realty Income Corporation REIT	88,739	4,739,550
Regency Centers Corporation REIT	15,104	1,116,639
SBA Communications Corporation REIT	9,082	1,850,912
Simon Property Group, Inc. REIT	30,590	5,267,904
UDR, Inc. REIT	34,368	1,491,915
Ventas, Inc. REIT	35,191	2,072,398
Welltower, Inc. REIT	53,971	6,801,965
Weyerhaeuser Co. REITΔ	61,400	1,728,410
		97,467,071
Utilities — 2.4%
AES Corporation (The)	56,201	723,307
Alliant Energy Corporation	22,632	1,338,457
Ameren Corporation	19,884	1,772,460
American Electric Power Co., Inc.	51,288	4,730,292
American Water Works Co., Inc.	27,182	3,383,887
Atmos Energy CorporationΔ	16,716	2,328,037
CenterPoint Energy, Inc.	50,231	1,593,830
CMS Energy Corporation	24,417	1,627,393
Consolidated Edison, Inc.	54,284	4,843,761
Constellation Energy Corporation	29,265	6,546,873
Dominion Energy, Inc.	84,336	4,542,337
DTE Energy Co.	18,119	2,187,869
Duke Energy Corporation	91,743	9,884,391
Edison International	35,412	2,827,294
Entergy Corporation	38,966	2,954,402
Evergy, Inc.	17,247	1,061,553
Eversource Energy	35,531	2,040,545
Exelon Corporation	97,262	3,660,942
FirstEnergy Corporation	45,258	1,800,363
NextEra Energy, Inc.	184,761	13,245,516
NiSource, Inc.Δ	23,079	848,384
NRG Energy, Inc.	19,377	1,748,193
PG&E Corporation	133,703	2,698,127
Pinnacle West Capital Corporation	4,108	348,235
PPL CorporationΔ	53,464	1,735,441
Public Service Enterprise Group, Inc.	46,751	3,949,992
Sempra	64,983	5,700,309
Southern Co. (The)	123,802	10,191,381
Vistra Corporation	29,236	4,030,767
WEC Energy Group, Inc.	35,929	3,378,763
Xcel Energy, Inc.	48,840	3,297,677
		111,020,778
Total Common Stocks (Cost $2,133,552,680)		4,384,313,460
	Shares	Value
FOREIGN COMMON STOCKS — 2.8%
Canada — 0.0%
Enerflex, Ltd.	6	$60
Curacao — 0.1%
Schlumberger NV	108,022	4,141,563
Ireland — 2.1%
Accenture PLC Class A	58,623	20,622,985
Allegion PLC	8,862	1,158,086
Aon PLC Class A	19,060	6,845,589
Eaton Corporation PLCΔ	36,486	12,108,609
Johnson Controls International PLC	67,201	5,304,175
Linde PLC	45,518	19,057,021
Medtronic PLC	146,157	11,675,021
Pentair PLC	6,692	673,483
Seagate Technology Holdings PLC	20,280	1,750,367
Smurfit WestRock PLC	29,936	1,612,353
STERIS PLC	8,601	1,768,021
TE Connectivity PLC	28,610	4,090,372
Trane Technologies PLC	23,477	8,671,230
Willis Towers Watson PLCΔ	10,074	3,155,580
		98,492,892
Jersey — 0.1%
Amcor PLC	174,148	1,638,733
Aptiv PLC*	26,900	1,626,912
		3,265,645
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,028,462
NXP Semiconductor NV	22,877	4,754,985
		6,783,447
Switzerland — 0.3%
Bunge Global SA	15,221	1,183,585
Chubb, Ltd.	41,987	11,601,008
Garmin, Ltd.	15,459	3,188,573
		15,973,166
Total Foreign Common Stocks (Cost $77,792,650)		128,656,773
MONEY MARKET FUNDS — 1.6%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	2,407,921	2,407,921
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	72,339,987	72,339,987
Total Money Market Funds (Cost $74,747,908)		74,747,908
TOTAL INVESTMENTS — 99.7% (Cost $2,286,093,238)		4,587,718,141
Other Assets in Excess of Liabilities — 0.3%		12,358,272
NET ASSETS — 100.0%		$4,600,076,413
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	03/2025	281	$83,397,288	$(2,139,357)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$4,384,313,460	$4,384,313,460	$—	$—
Foreign Common Stocks	128,656,773	128,656,773	—	—
Money Market Funds	74,747,908	74,747,908	—	—
Total Assets - Investments in Securities	$4,587,718,141	$4,587,718,141	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,139,357)	$(2,139,357)	$—	$—
Total Liabilities - Other Financial Instruments	$(2,139,357)	$(2,139,357)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 90.7%
Communication Services — 4.4%
AT&T, Inc.	56,813	$1,293,632
Charter Communications, Inc. Class A*	718	246,109
Comcast Corporation Class A	29,712	1,115,091
Electronic Arts, Inc.	2,051	300,061
Fox Corporation Class A	476	23,124
Fox Corporation Class B	2,554	116,820
Frontier Communications Parent, Inc.*	1,224	42,473
IAC, Inc.*	1,060	45,729
Interpublic Group of Cos., Inc. (The)	2,274	63,718
Iridium Communications, Inc.	870	25,247
Liberty Broadband Corporation*	529	39,548
Liberty Broadband Corporation Class A*	105	7,808
Liberty Media Corporation-Liberty Formula One Class A*	112	9,413
Liberty Media Corporation-Liberty Formula One Class C*	905	83,857
Liberty Media Corporation-Liberty Live Class A*	448	29,819
Liberty Media Corporation-Liberty Live Class C*	173	11,774
Madison Square Garden Sports Corporation*	119	26,856
New York Times Co. (The) Class A	831	43,254
News Corporation Class A	2,285	62,929
News Corporation Class B	931	28,330
Nexstar Media Group, Inc. Class A	191	30,172
Omnicom Group, Inc.	1,358	116,842
Paramount Global Class B	5,200	54,392
Roku, Inc.*	807	59,992
Sirius XM Holdings, Inc.Δ	2,604	59,371
Take-Two Interactive Software, Inc.*	1,292	237,831
TKO Group Holdings, Inc.*	511	72,618
T-Mobile US, Inc.	3,915	864,158
TripAdvisor, Inc.*	1,766	26,084
Verizon Communications, Inc.	33,082	1,322,949
Walt Disney Co. (The)	13,754	1,531,508
Warner Bros Discovery, Inc.*	20,250	214,043
ZoomInfo Technologies, Inc.*	2,992	31,446
		8,236,998
Consumer Discretionary — 5.8%
ADT, Inc.	2,684	18,546
Advance Auto Parts, Inc.	456	21,564
Aramark	1,888	70,441
AutoNation, Inc.*	138	23,438
AutoZone, Inc.*	13	41,626
Bath & Body Works, Inc.	1,381	53,541
Best Buy Co., Inc.	1,727	148,177
Booking Holdings, Inc.	21	104,337
BorgWarner, Inc.	2,686	85,388
Bright Horizons Family Solutions, Inc.*	438	48,552
Brunswick Corporation	311	20,115
Capri Holdings, Ltd.*	604	12,720
CarMax, Inc.*	1,159	94,760
	Shares	Value
Carnival Corporation*	6,987	$174,116
Carter's, Inc.	116	6,286
Carvana Co.*	474	96,393
Crocs, Inc.*	260	28,478
D.R. Horton, Inc.	2,168	303,130
Darden Restaurants, Inc.	587	109,587
Dick's Sporting Goods, Inc.	359	82,154
Domino’s Pizza, Inc.	164	68,841
DoorDash, Inc. Class A*	388	65,087
Dutch Bros., Inc. Class A*	541	28,338
eBay, Inc.	4,111	254,676
Etsy, Inc.*	247	13,064
Floor & Decor Holdings, Inc. Class A*	283	28,215
Ford Motor Co.	29,435	291,407
GameStop Corporation Class A*	2,685	84,148
Gap, Inc. (The)	896	21,173
General Motors Co.	8,006	426,480
Gentex Corporation	1,119	32,149
Genuine Parts Co.	1,435	167,551
Grand Canyon Education, Inc.*	40	6,552
H&R Block, Inc.	848	44,808
Harley-Davidson, Inc.	462	13,920
Hasbro, Inc.	199	11,126
Hilton Worldwide Holdings, Inc.	1,043	257,788
Home Depot, Inc. (The)	1,677	652,336
Hyatt Hotels Corporation Class A	206	32,338
Kohl’s CorporationΔ	1,527	21,439
Lear Corporation	656	62,123
Leggett & Platt, Inc.	3,179	30,518
Lennar Corporation Class A	1,791	244,239
Lithia Motors, Inc.	189	67,554
LKQ Corporation	2,863	105,215
Lowe’s Cos., Inc.	4,399	1,085,673
Lucid Group, Inc.Δ*	5,070	15,311
Macy’s, Inc.	2,253	38,143
Marriott International, Inc. Class A	1,671	466,109
Marriott Vacations Worldwide Corporation	292	26,222
Mattel, Inc.*	2,040	36,169
McDonald’s Corporation	5,262	1,525,401
Mohawk Industries, Inc.*	337	40,147
Newell Brands, Inc.	2,906	28,944
NIKE, Inc. Class B	3,672	277,860
Nordstrom, Inc.	1,043	25,188
NVR, Inc.*	21	171,757
O’Reilly Automotive, Inc.*	45	53,361
Ollie's Bargain Outlet Holdings, Inc.*	617	67,703
Penske Automotive Group, Inc.	192	29,269
Planet Fitness, Inc. Class A*	198	19,576
Polaris, Inc.	403	23,221
PulteGroup, Inc.	1,309	142,550
PVH Corporation	358	37,859
QuantumScape CorporationΔ*	3,710	19,255
Ralph Lauren Corporation	251	57,976
RH*	81	31,881
Rivian Automotive, Inc. Class AΔ*	6,171	82,074
Ross Stores, Inc.	1,947	294,523
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Royal Caribbean Cruises, Ltd.	1,077	$248,453
Service Corporation International	1,293	103,207
SharkNinja, Inc.*	291	28,332
Skechers U.S.A., Inc. Class A*	960	64,550
Starbucks Corporation	2,117	193,176
Tapestry, Inc.	1,755	114,654
Thor Industries, Inc.	326	31,201
TJX Cos., Inc. (The)	3,622	437,574
Toll Brothers, Inc.	526	66,250
TopBuild Corporation*	177	55,107
Travel + Leisure Co.	493	24,872
Under Armour, Inc. Class C*	968	7,221
Vail Resorts, Inc.	60	11,247
VF Corporation	2,313	49,637
Wayfair, Inc. Class A*	385	17,063
Wendy's Co. (The)	1,305	21,272
Whirlpool Corporation	396	45,334
Williams-Sonoma, Inc.	280	51,850
Wyndham Hotels & Resorts, Inc.	521	52,512
Yum! Brands, Inc.	1,543	207,009
		11,001,127
Consumer Staples — 7.3%
Albertsons Cos., Inc. Class A	3,283	64,478
Archer-Daniels-Midland Co.	4,191	211,729
BellRing Brands, Inc.*	939	70,744
BJ's Wholesale Club Holdings, Inc.*	894	79,879
Casey’s General Stores, Inc.	214	84,793
Church & Dwight Co., Inc.	1,732	181,358
Coca-Cola Co. (The)	16,202	1,008,737
Coca-Cola Consolidated, Inc.	44	55,440
Colgate-Palmolive Co.	3,030	275,457
Conagra Brands, Inc.	5,513	152,986
Coty, Inc. Class A*	5,539	38,551
Darling Ingredients, Inc.*	1,055	35,543
Dollar General Corporation	1,725	130,789
Dollar Tree, Inc.*	1,434	107,464
Estee Lauder Cos., Inc. (The) Class A	1,399	104,897
Flowers Foods, Inc.	2,526	52,187
Freshpet, Inc.*	172	25,475
General Mills, Inc.	6,367	406,024
Grocery Outlet Holding Corporation*	444	6,931
Hershey Co. (The)	1,103	186,793
Hormel Foods Corporation	3,563	111,771
Ingredion, Inc.	594	81,711
J.M. Smucker Co. (The)	938	103,293
Kellanova	2,921	236,513
Kenvue, Inc.	16,750	357,612
Keurig Dr. Pepper, Inc.	11,289	362,603
Kimberly-Clark Corporation	1,768	231,679
Kraft Heinz Co. (The)	10,398	319,323
Kroger Co. (The)	5,143	314,494
Lamb Weston Holdings, Inc.	759	50,724
Maplebear, Inc.*	1,197	49,580
McCormick & Co., Inc. (Non-Voting Shares)	2,235	170,396
Mondelez International, Inc. Class A	12,048	719,627
Monster Beverage Corporation*	2,139	112,426
	Shares	Value
PepsiCo, Inc.	3,701	$562,774
Pilgrim’s Pride Corporation*	669	30,366
Post Holdings, Inc.*	279	31,934
Procter & Gamble Co. (The)	14,968	2,509,385
Reynolds Consumer Products, Inc.	655	17,678
Seaboard Corporation	3	7,289
Spectrum Brands Holdings, Inc.	255	21,545
Sysco Corporation	1,906	145,733
Target Corporation	3,505	473,806
The Campbell's Co.	2,656	111,233
Tyson Foods, Inc. Class A	2,963	170,195
U.S. Foods Holding Corporation*	1,593	107,464
Walmart, Inc.	33,192	2,998,897
		13,690,306
Energy — 6.3%
Antero Midstream Corporation	2,130	32,142
Antero Resources Corporation*	2,015	70,626
APA Corporation	2,090	48,258
Baker Hughes Co.	7,062	289,683
Cheniere Energy, Inc.	868	186,507
Chevron Corporation	13,206	1,912,757
Chord Energy Corporation	424	49,574
Civitas Resources, Inc.	673	30,870
ConocoPhillips	10,217	1,013,220
Coterra Energy, Inc.	5,680	145,067
Devon Energy Corporation	5,119	167,545
Diamondback Energy, Inc.	1,436	235,260
DT Midstream, Inc.	771	76,661
EOG Resources, Inc.	4,198	514,591
EQT Corporation	3,129	144,278
Expand Energy Corporation	1,385	137,877
Exxon Mobil Corporation	34,178	3,676,527
Halliburton Co.	6,169	167,735
Hess Corporation	699	92,974
HF Sinclair Corporation	1,511	52,961
Kinder Morgan, Inc.	15,194	416,316
Marathon Petroleum Corporation	2,602	362,979
Matador Resources Co.	371	20,872
NOV, Inc.	2,112	30,835
Occidental Petroleum Corporation	5,014	247,742
ONEOK, Inc.	4,448	446,579
Ovintiv, Inc.	1,514	61,317
Permian Resources Corporation	2,565	36,885
Phillips 66	3,096	352,727
Range Resources Corporation	1,059	38,103
Valero Energy Corporation	2,352	288,332
Viper Energy, Inc.	593	29,098
Williams Cos., Inc. (The)	9,329	504,885
		11,881,783
Financials — 21.3%
Affirm Holdings, Inc.*	1,858	113,152
Aflac, Inc.	4,604	476,238
Allstate Corporation (The)	1,740	335,455
Ally Financial, Inc.	440	15,844
American Express Co.	2,708	803,707
American Financial Group, Inc.	583	79,830

See Notes to Financial Statements.

	Shares	Value
American International Group, Inc.	5,301	$385,913
Ameriprise Financial, Inc.	50	26,622
Apollo Global Management, Inc.	991	163,674
Arch Capital Group, Ltd.	2,634	243,250
Arthur J. Gallagher & Co.	1,841	522,568
Assurant, Inc.	300	63,966
Assured Guaranty, Ltd.	287	25,833
Axis Capital Holdings, Ltd.	375	33,233
Bank of America Corporation	50,403	2,215,212
Bank of New York Mellon Corporation (The)	6,196	476,039
Bank OZK	729	32,462
Berkshire Hathaway, Inc. Class B*	13,806	6,257,984
Blackrock, Inc.	1,129	1,157,349
Block, Inc.*	2,247	190,973
Brighthouse Financial, Inc.*	507	24,356
Brown & Brown, Inc.	933	95,185
Capital One Financial Corporation	2,692	480,037
Carlyle Group, Inc. (The)	1,589	80,229
Cboe Global Markets, Inc.	906	177,032
Charles Schwab Corporation (The)	10,064	744,837
Cincinnati Financial Corporation	1,235	177,470
Citigroup, Inc.	14,500	1,020,655
Citizens Financial Group, Inc.	3,986	174,427
CME Group, Inc.	2,887	670,448
CNA Financial Corporation	708	34,246
Coinbase Global, Inc. Class A*	193	47,922
Columbia Banking System, Inc.	1,700	45,917
Comerica, Inc.	982	60,737
Corebridge Financial, Inc.	2,345	70,186
Credit Acceptance Corporation*	27	12,675
Cullen/Frost Bankers, Inc.	436	58,533
Discover Financial Services	1,670	289,294
East West Bancorp, Inc.	887	84,939
Euronet Worldwide, Inc.*	204	20,979
Evercore, Inc. Class A	54	14,968
Everest Group, Ltd.	275	99,677
FactSet Research Systems, Inc.	146	70,121
Fidelity National Financial, Inc.	1,944	109,136
Fidelity National Information Services, Inc.	4,247	343,030
Fifth Third Bancorp	5,109	216,009
First American Financial Corporation	743	46,393
First Citizens BancShares, Inc. Class A	90	190,172
First Hawaiian, Inc.	562	14,584
First Horizon Corporation	2,997	60,360
Fiserv, Inc.*	2,857	586,885
FNB Corporation	3,594	53,119
Franklin Resources, Inc.	2,992	60,708
Global Payments, Inc.	1,472	164,952
Globe Life, Inc.	779	86,874
Goldman Sachs Group, Inc. (The)	1,798	1,029,571
Hanover Insurance Group, Inc. (The)	160	24,746
Hartford Financial Services Group, Inc. (The)	2,154	235,648
Houlihan Lokey, Inc.	294	51,056
Huntington Bancshares, Inc.	3,790	61,663
	Shares	Value
Interactive Brokers Group, Inc. Class A	727	$128,439
Intercontinental Exchange, Inc.	4,372	651,472
Invesco, Ltd.	4,106	71,773
Jack Henry & Associates, Inc.	540	94,662
Jefferies Financial Group, Inc.	1,325	103,880
JPMorgan Chase & Co.	21,021	5,038,944
Kemper Corporation	372	24,716
KeyCorp	7,730	132,492
KKR & Co., Inc.	3,595	531,736
Lazard, Inc.	15	772
Lincoln National Corporation	1,223	38,781
Loews Corporation	889	75,289
M&T Bank Corporation	1,439	270,546
Markel Corporation*	49	84,585
MarketAxess Holdings, Inc.	212	47,920
Marsh & McLennan Cos., Inc.	3,459	734,726
MetLife, Inc.	4,499	368,378
MGIC Investment Corporation	1,510	35,802
Morgan Stanley	8,405	1,056,677
MSCI, Inc.	230	138,002
Nasdaq, Inc.	3,126	241,671
Northern Trust Corporation	1,935	198,338
Old Republic International Corporation	2,132	77,157
OneMain Holdings, Inc.	972	50,670
PayPal Holdings, Inc.*	7,562	645,417
Pinnacle Financial Partners, Inc.	110	12,583
PNC Financial Services Group, Inc. (The)	2,919	562,929
Popular, Inc.	352	33,109
Primerica, Inc.	166	45,056
Principal Financial Group, Inc.	1,685	130,436
Progressive Corporation (The)	818	196,001
Prosperity Bancshares, Inc.	588	44,306
Prudential Financial, Inc.	2,657	314,934
Raymond James Financial, Inc.	1,227	190,590
Regions Financial Corporation	7,234	170,144
Reinsurance Group of America, Inc.	466	99,552
RLI Corporation	187	30,823
Robinhood Markets, Inc. Class A*	5,155	192,075
S&P Global, Inc.	2,412	1,201,248
SEI Investments Co.	617	50,890
SLM Corporation	959	26,449
SoFi Technologies, Inc.*	6,461	99,499
State Street Corporation	2,117	207,784
Stifel Financial Corporation	741	78,605
Synchrony Financial	1,717	111,605
Synovus Financial Corporation	581	29,765
T. Rowe Price Group, Inc.	1,035	117,048
TFS Financial Corporation	1,046	13,138
TPG, Inc.	46	2,891
Tradeweb Markets, Inc. Class A	610	79,861
Travelers Cos., Inc. (The)	1,778	428,302
Truist Financial Corporation	10,926	473,970
U.S. Bancorp	11,327	541,770
Unum Group	957	69,890
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Virtu Financial, Inc. Class A	751	$26,796
Voya Financial, Inc.	909	62,566
W.R. Berkley Corporation	1,989	116,396
Webster Financial Corporation	1,563	86,309
Wells Fargo & Co.	25,804	1,812,473
Western Alliance Bancorp	621	51,878
Western Union Co. (The)	2,540	26,924
WEX, Inc.*	225	39,447
White Mountains Insurance Group, Ltd.	8	15,560
Zions Bancorp NA	877	47,577
		40,193,104
Health Care — 12.3%
Abbott Laboratories	13,616	1,540,106
Acadia Healthcare Co., Inc.*	1,050	41,633
Agilent Technologies, Inc.	2,494	335,044
Align Technology, Inc.*	194	40,451
Alnylam Pharmaceuticals, Inc.*	412	96,948
Amedisys, Inc.*	142	12,892
Amgen, Inc.	1,586	413,375
Avantor, Inc.*	6,026	126,968
Azenta, Inc.*	710	35,500
Baxter International, Inc.	4,559	132,940
Becton, Dickinson and Co.	2,438	553,109
Biogen, Inc.*	1,925	294,371
BioMarin Pharmaceutical, Inc.*	2,843	186,870
Bio-Rad Laboratories, Inc. Class A*	239	78,514
Boston Scientific Corporation*	11,376	1,016,104
Bristol-Myers Squibb Co.	21,315	1,205,576
Bruker Corporation	352	20,634
Cardinal Health, Inc.	977	115,550
Centene Corporation*	4,334	262,554
Certara, Inc.*	1,253	13,344
Charles River Laboratories International, Inc.*	424	78,270
Chemed Corporation	151	80,000
Cigna Group (The)	2,039	563,050
Danaher Corporation	4,953	1,136,961
DENTSPLY SIRONA, Inc.	1,831	34,752
Doximity, Inc. Class A*	1,487	79,391
Edwards Lifesciences Corporation*	3,850	285,016
Elanco Animal Health, Inc.*	8,284	100,319
Elevance Health, Inc.	1,602	590,978
Encompass Health Corporation	1,179	108,881
Enovis Corporation*	373	16,367
Envista Holdings Corporation*	1,454	28,048
Exact Sciences Corporation*	1,302	73,159
Exelixis, Inc.*	4,304	143,323
Fortrea Holdings, Inc.*	797	14,864
GE HealthCare Technologies, Inc.	3,027	236,651
Gilead Sciences, Inc.	11,985	1,107,055
Globus Medical, Inc. Class A*	722	59,717
GRAIL, Inc.Δ*	1,466	26,168
HCA Healthcare, Inc.	1,159	347,874
Henry Schein, Inc.*	1,447	100,132
Hologic, Inc.*	1,938	139,710
Humana, Inc.	976	247,621
	Shares	Value
Illumina, Inc.*	1,313	$175,456
Incyte Corporation*	3,635	251,069
Ionis Pharmaceuticals, Inc.*	1,914	66,913
IQVIA Holdings, Inc.*	1,126	221,270
Labcorp Holdings, Inc.	862	197,674
Masimo Corporation*	166	27,440
McKesson Corporation	650	370,442
Mettler-Toledo International, Inc.*	173	211,697
Moderna, Inc.*	2,726	113,347
Molina Healthcare, Inc.*	252	73,345
Organon & Co.	8,080	120,554
Premier, Inc. Class A	3,729	79,055
Quest Diagnostics, Inc.	1,106	166,851
QuidelOrtho Corporation*	438	19,513
Regeneron Pharmaceuticals, Inc.*	952	678,138
Repligen Corporation*	365	52,538
ResMed, Inc.	834	190,728
Revvity, Inc.	719	80,248
Roivant Sciences, Ltd.*	8,781	103,879
Solventum Corporation*	1,233	81,452
Sotera Health Co.*	1,844	25,226
Stryker Corporation	1,984	714,339
Teleflex, Inc.	413	73,506
Tenet Healthcare Corporation*	680	85,836
Thermo Fisher Scientific, Inc.	2,982	1,551,326
United Therapeutics Corporation*	658	232,169
UnitedHealth Group, Inc.	6,440	3,257,738
Universal Health Services, Inc. Class B	507	90,966
Vertex Pharmaceuticals, Inc.*	1,462	588,747
Viatris, Inc.	30,635	381,406
Waters Corporation*	190	70,486
West Pharmaceutical Services, Inc.	245	80,252
Zimmer Biomet Holdings, Inc.	1,710	180,627
Zoetis, Inc.	2,133	347,530
		23,082,553
Industrials — 13.0%
3M Co.	3,360	433,742
A.O. Smith Corporation	1,076	73,394
Acuity Brands, Inc.	224	65,437
Advanced Drainage Systems, Inc.	290	33,524
AECOM	848	90,583
AGCO Corporation	472	44,123
Air Lease Corporation	457	22,032
Alaska Air Group, Inc.*	1,150	74,462
Allison Transmission Holdings, Inc.	407	43,980
Amentum Holdings, Inc.*	1,021	21,472
American Airlines Group, Inc.*	3,333	58,094
AMETEK, Inc.	1,637	295,086
API Group Corporation*	1,003	36,078
Armstrong World Industries, Inc.	196	27,701
Automatic Data Processing, Inc.	607	177,687
Avis Budget Group, Inc.Δ*	89	7,174
Boeing Co. (The)*	4,374	774,198
Broadridge Financial Solutions, Inc.	207	46,801
Builders FirstSource, Inc.*	737	105,339

See Notes to Financial Statements.

	Shares	Value
BWX Technologies, Inc.	488	$54,358
C.H. Robinson Worldwide, Inc.	752	77,697
CACI International, Inc. Class A*	166	67,074
Carlisle Cos., Inc.	336	123,930
Carrier Global Corporation	6,806	464,578
Caterpillar, Inc.	3,060	1,110,046
Cintas Corporation	136	24,847
Clean Harbors, Inc.*	235	54,083
Concentrix Corporation	396	17,135
Crane Co.	171	25,949
CSX Corporation	13,917	449,102
Cummins, Inc.	1,007	351,040
Curtiss-Wright Corporation	244	86,588
Dayforce, Inc.*	1,172	85,134
Deere & Co.	1,883	797,827
Delta Air Lines, Inc.	5,172	312,906
Donaldson Co., Inc.	810	54,553
Dover Corporation	958	179,721
Dun & Bradstreet Holdings, Inc.	3,147	39,212
EMCOR Group, Inc.	124	56,284
Emerson Electric Co.	4,535	562,023
Equifax, Inc.	663	168,966
Esab Corporation	375	44,977
Everus Construction Group, Inc.*	366	24,064
Expeditors International of Washington, Inc.	729	80,751
Fastenal Co.	487	35,020
FedEx Corporation	1,858	522,711
Ferguson Enterprises, Inc.	1,313	227,897
Flowserve Corporation	500	28,760
Fortive Corporation	1,984	148,800
Fortune Brands Innovations, Inc.	1,033	70,585
FTI Consulting, Inc.*	316	60,397
GE Vernova, Inc.	2,046	672,991
Generac Holdings, Inc.*	92	14,265
General Dynamics Corporation	2,126	560,180
General Electric Co.	6,230	1,039,102
Genpact, Ltd.	1,201	51,583
Graco, Inc.	1,218	102,665
GXO Logistics, Inc.*	454	19,749
Hexcel Corporation	646	40,504
Honeywell International, Inc.	3,941	890,232
Howmet Aerospace, Inc.	2,488	272,113
Hubbell, Inc.	395	165,462
Huntington Ingalls Industries, Inc.	134	25,322
IDEX Corporation	634	132,690
Illinois ToolWorks, Inc.	1,429	362,337
Ingersoll-Rand, Inc.	3,021	273,280
ITT, Inc.	297	42,435
J.B. Hunt Transport Services, Inc.	236	40,276
Jacobs Solutions, Inc.	1,021	136,426
KBR, Inc.	1,130	65,461
Kirby Corporation*	713	75,435
Knight-Swift Transportation Holdings, Inc.	1,485	78,764
L3Harris Technologies, Inc.	1,503	316,051
Landstar System, Inc.	116	19,936
	Shares	Value
Leidos Holdings, Inc.	928	$133,688
Lincoln Electric Holdings, Inc.	233	43,680
Lockheed Martin Corporation	1,177	571,951
ManpowerGroup, Inc.	282	16,277
Masco Corporation	1,750	126,997
MasTec, Inc.*	378	51,461
Middleby Corporation (The)*	368	49,846
MSA Safety, Inc.	222	36,801
MSC Industrial Direct Co., Inc. Class A	225	16,805
Nordson Corporation	498	104,202
Norfolk Southern Corporation	1,754	411,664
Northrop Grumman Corporation	1,076	504,956
Oshkosh Corporation	349	33,179
Otis Worldwide Corporation	3,270	302,835
Owens Corning	792	134,893
PACCAR, Inc.	4,262	443,333
Parker-Hannifin Corporation	1,017	646,842
Parsons CorporationΔ*	271	25,000
Paychex, Inc.	1,992	279,318
Paycom Software, Inc.	155	31,770
Paycor HCM, Inc.*	463	8,598
Quanta Services, Inc.	639	201,956
RBC Bearings, Inc.*	184	55,042
Regal Beloit Corporation	547	84,856
Republic Services, Inc.	1,503	302,374
Robert Half, Inc.	712	50,168
Rockwell Automation, Inc.	768	219,487
RTX Corporation	10,641	1,231,377
Ryder System, Inc.	362	56,783
Saia, Inc.*	50	22,786
Schneider National, Inc. Class B	610	17,861
Science Applications International Corporation	391	43,706
Simpson Manufacturing Co., Inc.	235	38,970
Snap-on, Inc.	367	124,589
Southwest Airlines Co.	4,960	166,755
Spirit AeroSystems Holdings, Inc. Class A*	553	18,846
SS&C Technologies Holdings, Inc.	1,793	135,874
Stanley Black & Decker, Inc.	1,152	92,494
Tetra Tech, Inc.	1,175	46,812
Textron, Inc.	925	70,753
Timken Co. (The)	350	24,979
Toro Co. (The)	720	57,672
TransDigm Group, Inc.	321	406,797
TransUnion	1,412	130,907
U-Haul Holding Co.Δ*	430	29,709
Union Pacific Corporation	2,473	563,943
United Airlines Holdings, Inc.*	2,706	262,753
United Parcel Service, Inc. Class B	5,713	720,409
United Rentals, Inc.	343	241,623
Valmont Industries, Inc.	127	38,947
Veralto Corporation	796	81,073
Vestis Corporation	55	838
Watsco, Inc.	211	99,991
WESCO International, Inc.	274	49,583
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Westinghouse Air Brake Technologies Corporation	1,210	$229,404
WillScot Holdings Corporation*	592	19,802
Woodward, Inc.	416	69,231
Xylem, Inc.	1,878	217,886
		24,436,313
Information Technology — 8.0%
Advanced Micro Devices, Inc.*	3,900	471,081
Akamai Technologies, Inc.*	1,184	113,250
Amdocs, Ltd.	986	83,948
Amkor Technology, Inc.	562	14,438
Amphenol Corporation Class A	3,648	253,354
Analog Devices, Inc.	3,808	809,048
ANSYS, Inc.*	623	210,157
Applied Materials, Inc.	479	77,900
Arrow Electronics, Inc.*	438	49,547
Aspen Technology, Inc.*	276	68,898
Astera Labs, Inc.Δ*	758	100,397
Avnet, Inc.	925	48,396
BILL Holdings, Inc.*	694	58,789
CCC Intelligent Solutions Holdings, Inc.*	3,502	41,078
CDW Corporation	467	81,277
Ciena Corporation*	1,092	92,613
Cirrus Logic, Inc.*	165	16,431
Cisco Systems, Inc.	30,305	1,794,056
Cognex Corporation	1,100	39,446
Cognizant Technology Solutions Corporation Class A	3,656	281,146
Coherent Corporation*	975	92,362
Corning, Inc.	6,079	288,874
Crane Holdings Co.	265	15,428
Dell Technologies, Inc. Class C	1,765	203,399
Dolby Laboratories, Inc. Class A	619	48,344
Dropbox, Inc. Class A*	1,162	34,906
DXC Technology Co.*	1,336	26,693
EPAM Systems, Inc.*	297	69,445
F5, Inc.*	191	48,031
Fair Isaac Corporation*	26	51,764
First Solar, Inc.*	846	149,099
Fortinet, Inc.*	828	78,229
Gen Digital, Inc.	3,846	105,304
Guidewire Software, Inc.*	277	46,697
Hewlett Packard Enterprise Co.	10,344	220,844
HP, Inc.	6,794	221,688
Informatica, Inc. Class A*	265	6,871
Intel Corporation	30,797	617,480
International Business Machines Corporation	6,978	1,533,974
IPG Photonics Corporation*	106	7,708
Jabil, Inc.	704	101,306
Juniper Networks, Inc.	2,327	87,146
Keysight Technologies, Inc.*	1,196	192,114
Kyndryl Holdings, Inc.*	1,739	60,169
Littelfuse, Inc.	202	47,601
Lumentum Holdings, Inc.*	375	31,481
MACOM Technology Solutions Holdings, Inc.*	207	26,891
	Shares	Value
Marvell Technology, Inc.	5,684	$627,798
Microchip Technology, Inc.	3,921	224,869
Micron Technology, Inc.	7,914	666,042
MicroStrategy, Inc. Class AΔ*	1,110	321,478
MKS Instruments, Inc.	325	33,927
Motorola Solutions, Inc.	588	271,791
nCino, Inc.*	211	7,085
NetApp, Inc.	898	104,240
Nutanix, Inc. Class A*	1,086	66,441
Okta, Inc.*	459	36,169
ON Semiconductor Corporation*	2,668	168,217
Onto Innovation, Inc.*	192	32,001
PTC, Inc.*	346	63,619
Pure Storage, Inc. Class A*	615	37,779
Qorvo, Inc.*	625	43,706
QUALCOMM, Inc.	502	77,117
Roper Technologies, Inc.	802	416,920
Salesforce, Inc.	1,165	389,494
SentinelOne, Inc. Class A*	1,444	32,057
Skyworks Solutions, Inc.	1,231	109,165
TD SYNNEX Corporation	564	66,146
Teledyne Technologies, Inc.*	313	145,273
Texas Instruments, Inc.	6,147	1,152,624
Trimble, Inc.*	1,900	134,254
Twilio, Inc. Class A*	964	104,189
Tyler Technologies, Inc.*	72	41,518
Ubiquiti, Inc.	15	4,979
UiPath, Inc. Class A*	819	10,410
Unity Software, Inc.*	1,102	24,762
Universal Display Corporation	134	19,591
VeriSign, Inc.*	620	128,315
Vontier Corporation	573	20,897
Western Digital Corporation*	2,750	163,983
Wolfspeed, Inc.Δ*	737	4,908
Zebra Technologies Corporation Class A*	279	107,755
Zoom Communications, Inc.*	1,770	144,450
		15,123,067
Materials — 2.8%
Air Products and Chemicals, Inc.	1,805	523,522
Albemarle CorporationΔ	891	76,697
Alcoa Corporation	1,294	48,887
AptarGroup, Inc.	289	45,402
Ashland, Inc.	357	25,511
ATI, Inc.*	464	25,539
Avery Dennison Corporation	419	78,407
Axalta Coating Systems, Ltd.*	1,013	34,665
Ball Corporation	2,181	120,239
Berry Global Group, Inc.	689	44,558
Celanese Corporation	700	48,447
CF Industries Holdings, Inc.	1,411	120,387
Chemours Co. (The)	827	13,976
Cleveland-Cliffs, Inc.*	3,198	30,061
Corteva, Inc.	5,485	312,426
Crown Holdings, Inc.	863	71,361
Dow, Inc.	6,431	258,076
DuPont de Nemours, Inc.	3,157	240,721

See Notes to Financial Statements.

	Shares	Value
Eagle Materials, Inc.	91	$22,455
Eastman Chemical Co.	839	76,618
Ecolab, Inc.	438	102,632
Element Solutions, Inc.	1,723	43,816
FMC Corporation	870	42,291
Freeport-McMoRan, Inc.	9,790	372,803
Graphic Packaging Holding Co.	2,065	56,085
Huntsman Corporation	1,831	33,013
International Flavors & Fragrances, Inc.	2,205	186,433
International Paper Co.	2,923	157,316
Louisiana-Pacific Corporation	156	16,154
Martin Marietta Materials, Inc.	389	200,919
Mosaic Co. (The)	3,315	81,483
NewMarket Corporation	72	38,041
Newmont Corporation	8,463	314,993
Nucor Corporation	1,710	199,574
Olin Corporation	1,045	35,321
Packaging Corporation of America	606	136,429
PPG Industries, Inc.	1,729	206,529
Reliance, Inc.	470	126,552
Royal Gold, Inc.	444	58,541
RPM International, Inc.	912	112,231
Scotts Miracle-Gro Co. (The)	334	22,158
Sealed Air Corporation	615	20,805
Sherwin-Williams Co. (The)	171	58,128
Silgan Holdings, Inc.	449	23,370
Sonoco Products Co.	1,092	53,344
Steel Dynamics, Inc.	860	98,100
United States Steel Corporation	1,722	58,531
Vulcan Materials Co.	708	182,119
		5,255,666
Real Estate — 4.8%
AGNC Investment Corporation REITΔ	6,941	63,927
Agree Realty Corporation REITΔ	1,007	70,943
Alexandria Real Estate Equities, Inc. REIT	897	87,502
American Homes 4 Rent Class A REIT	3,171	118,659
Americold Realty Trust REIT	2,045	43,763
Annaly Capital Management, Inc. REIT	4,232	77,446
AvalonBay Communities, Inc. REIT	1,167	256,705
Brixmor Property Group, Inc. REIT	2,459	68,459
BXP, Inc. REIT	1,492	110,945
Camden Property Trust REIT	916	106,293
CBRE Group, Inc. Class A*	2,381	312,601
CoStar Group, Inc.*	3,274	234,386
Cousins Properties, Inc. REIT	1,298	39,771
Crown Castle, Inc. REIT	4,236	384,459
CubeSmart REIT	1,816	77,816
Digital Realty Trust, Inc. REIT	2,586	458,575
EastGroup Properties, Inc. REIT	275	44,135
EPR Properties REIT	808	35,778
Equinix, Inc. REIT	678	639,279
Equity LifeStyle Properties, Inc. REIT	1,276	84,982
Equity Residential REIT	3,159	226,690
	Shares	Value
Essex Property Trust, Inc. REIT	472	$134,728
Extra Space Storage, Inc. REIT	1,387	207,495
Federal Realty Investment Trust REIT	852	95,381
First Industrial Realty Trust, Inc. REIT	1,122	56,246
Healthcare Realty Trust, Inc. REIT	5,099	86,428
Healthpeak Properties, Inc. REIT	6,623	134,248
Highwoods Properties, Inc. REIT	625	19,112
Host Hotels & Resorts, Inc. REIT	5,729	100,372
Howard Hughes Holdings, Inc.*	284	21,845
Invitation Homes, Inc. REIT	3,147	100,610
Iron Mountain, Inc. REIT	941	98,908
Jones Lang LaSalle, Inc.*	140	35,440
Kilroy Realty Corporation REIT	743	30,054
Kimco Realty Corporation REIT	6,072	142,267
Lamar Advertising Co. Class A REIT	345	42,000
Lineage, Inc. REIT	370	21,671
Medical Properties Trust, Inc. REITΔ	6,269	24,763
Mid-America Apartment Communities, Inc. REIT	769	118,864
National Storage Affiliates Trust REIT	423	16,036
NNN REIT, Inc.	1,716	70,099
Omega Healthcare Investors, Inc. REIT	2,411	91,256
Park Hotels & Resorts, Inc. REIT	1,495	21,035
Prologis, Inc. REIT	6,711	709,353
Public Storage REIT	1,093	327,288
Rayonier, Inc. REIT	888	23,177
Realty Income Corporation REIT	8,482	453,024
Regency Centers Corporation REIT	1,854	137,066
Rexford Industrial Realty, Inc. REIT	1,998	77,243
Rithm Capital Corporation REIT	2,009	21,757
SBA Communications Corporation REIT	743	151,423
Simon Property Group, Inc. REIT	2,062	355,097
STAG Industrial, Inc. REIT	1,498	50,662
Starwood Property Trust, Inc. REIT	1,381	26,170
Sun Communities, Inc. REIT	891	109,566
UDR, Inc. REIT	3,059	132,791
Ventas, Inc. REIT	3,291	193,807
Vornado Realty Trust REIT	1,242	52,214
Welltower, Inc. REIT	4,700	592,341
Weyerhaeuser Co. REIT	6,055	170,448
WP Carey, Inc. REIT	2,217	120,782
Zillow Group, Inc. Class A*	83	5,881
Zillow Group, Inc. Class C*	1,218	90,193
		9,012,255
Utilities — 4.7%
AES Corporation (The)	4,331	55,740
Alliant Energy Corporation	2,013	119,049
Ameren Corporation	1,379	122,924
American Electric Power Co., Inc.	4,472	412,453
American Water Works Co., Inc.	1,026	127,727
Atmos Energy Corporation	1,011	140,802
CenterPoint Energy, Inc.	4,585	145,482
Clearway Energy, Inc. Class C	854	22,204
CMS Energy Corporation	1,858	123,836
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Consolidated Edison, Inc.	3,067	$273,668
Constellation Energy Corporation	1,909	427,062
Dominion Energy, Inc.	7,009	377,505
DTE Energy Co.	1,307	157,820
Duke Energy Corporation	6,854	738,450
Edison International	3,177	253,652
Entergy Corporation	3,568	270,526
Essential Utilities, Inc.	1,884	68,427
Evergy, Inc.	2,455	151,105
Eversource Energy	2,957	169,821
Exelon Corporation	8,895	334,808
FirstEnergy Corporation	3,983	158,444
IDACORP, Inc.	241	26,336
MDU Resources Group, Inc.	1,464	26,381
National Fuel Gas Co.	495	30,037
NextEra Energy, Inc.	15,992	1,146,466
NiSource, Inc.	2,690	98,884
NRG Energy, Inc.	832	75,063
OGE Energy Corporation	1,619	66,784
PG&E Corporation	15,432	311,418
Pinnacle West Capital Corporation	951	80,616
PPL Corporation	5,529	179,471
Public Service Enterprise Group, Inc.	3,524	297,743
Sempra	5,270	462,284
Southern Co. (The)	9,899	814,886
UGI Corporation	1,214	34,271
WEC Energy Group, Inc.	1,766	166,075
Xcel Energy, Inc.	4,593	310,119
		8,778,339
Total Common Stocks (Cost $146,051,380)		170,691,511
FOREIGN COMMON STOCKS — 5.9%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	1,292	16,486
Bermuda — 0.1%
RenaissanceRe Holdings, Ltd.	394	98,031
Brazil — 0.0%
XP, Inc. Class A	3,486	41,309
Canada — 0.1%
Brookfield Renewable CorporationΔ	748	20,690
RB Global, Inc.	1,323	119,348
		140,038
China — 0.0%
Amer Sports, Inc.*	97	2,712
Curacao — 0.2%
Schlumberger NV	9,428	361,470
Ireland — 4.2%
Accenture PLC Class A	4,635	1,630,547
Allegion PLC	804	105,067
Aon PLC Class A	1,482	532,275
CRH PLC	5,199	481,012
Eaton Corporation PLC	2,802	929,900
Jazz Pharmaceuticals PLC*	1,934	238,172
	Shares	Value
Johnson Controls International PLC	5,220	$412,015
Linde PLC	3,784	1,584,247
Medtronic PLC	10,559	843,453
nVent Electric PLC	1,046	71,295
Pentair PLC	1,088	109,496
Smurfit WestRock PLC	3,871	208,492
STERIS PLC	790	162,392
Trane Technologies PLC	1,109	409,609
Willis Towers Watson PLC	808	253,098
		7,971,070
Jersey — 0.2%
Amcor PLC	13,514	127,167
Aptiv PLC*	2,117	128,036
Clarivate PLCΔ*	2,929	14,880
Janus Henderson Group PLC	927	39,425
		309,508
Netherlands — 0.2%
CNH Industrial NV	6,828	77,361
LyondellBasell Industries NV Class A	2,225	165,251
QIAGEN NV*	2,376	105,803
		348,415
Switzerland — 0.6%
Bunge Global SA	1,227	95,411
Chubb, Ltd.	3,223	890,515
Garmin, Ltd.	1,161	239,468
		1,225,394
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.Δ*	752	32,268
United Kingdom — 0.3%
Royalty Pharma PLC Class A	15,174	387,089
Sensata Technologies Holding PLC	1,040	28,496
TechnipFMC PLC	2,662	77,038
		492,623
Total Foreign Common Stocks (Cost $9,210,446)		11,039,324
MUTUAL FUNDS — 1.4%
iShares Russell 1000 Value ETF (Cost $2,542,950)	13,825	2,559,422
MONEY MARKET FUNDS — 2.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	631,344	631,344
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	3,606,803	3,606,803
Total Money Market Funds (Cost $4,238,147)		4,238,147
TOTAL INVESTMENTS — 100.2% (Cost $162,042,923)		188,528,404
Liabilities in Excess of Other Assets — (0.2)%		(311,473)
NET ASSETS — 100.0%		$188,216,931

See Notes to Financial Statements.

Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	03/2025	11	$3,264,662	$(92,889)
S&P 500® Micro E-Mini	03/2025	14	415,503	(12,528)
Total Futures Contracts outstanding at December 31, 2024			$3,680,165	$(105,417)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$170,691,511	$170,691,511	$—	$—
Foreign Common Stocks	11,039,324	11,039,324	—	—
Money Market Funds	4,238,147	4,238,147	—	—
Mutual Funds	2,559,422	2,559,422	—	—
Total Assets - Investments in Securities	$188,528,404	$188,528,404	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(105,417)	$(105,417)	$—	$—
Total Liabilities - Other Financial Instruments	$(105,417)	$(105,417)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 81.1%
Communication Services — 5.5%
Alphabet, Inc. Class C	53,251	$10,141,120
AT&T, Inc.	243,592	5,546,590
Comcast Corporation Class A	534,067	20,043,535
Electronic Arts, Inc.	64,833	9,485,068
Verizon Communications, Inc.	101,925	4,075,981
Walt Disney Co. (The)	85,649	9,537,016
		58,829,310
Consumer Discretionary — 4.9%
Aramark	105,441	3,934,004
Best Buy Co., Inc.	54,152	4,646,242
Dick's Sporting Goods, Inc.	30,284	6,930,191
General Motors Co.	203,194	10,824,144
Lennar Corporation Class A	71,371	9,732,863
Lithia Motors, Inc.	29,854	10,670,715
Tapestry, Inc.	87,258	5,700,565
		52,438,724
Consumer Staples — 5.5%
Coca-Cola Co. (The)	96,375	6,000,307
Estee Lauder Cos., Inc. (The) Class A	52,591	3,943,273
General Mills, Inc.	117,420	7,487,873
Kenvue, Inc.	238,908	5,100,686
Keurig Dr. Pepper, Inc.	385,590	12,385,151
Kimberly-Clark Corporation	32,705	4,285,663
Mondelez International, Inc. Class A	90,783	5,422,469
PepsiCo, Inc.	58,839	8,947,058
Procter & Gamble Co. (The)	10,731	1,799,052
Target Corporation	23,142	3,128,336
		58,499,868
Energy — 5.9%
Baker Hughes Co.	194,181	7,965,305
Exxon Mobil Corporation	280,825	30,208,345
Halliburton Co.	287,996	7,830,611
Hess Corporation	49,088	6,529,195
Permian Resources Corporation	362,576	5,213,843
Phillips 66	41,758	4,757,489
		62,504,788
Financials — 20.2%
Allstate Corporation (The)	26,030	5,018,324
American Express Co.	21,352	6,337,060
American International Group, Inc.	158,305	11,524,604
Ameriprise Financial, Inc.	12,900	6,868,347
Apollo Global Management, Inc.	60,029	9,914,390
Bank of America Corporation	300,568	13,209,964
Bank of New York Mellon Corporation (The)	202,232	15,537,485
Berkshire Hathaway, Inc. Class B*	12,765	5,786,119
Blackrock, Inc.	8,338	8,547,367
Charles Schwab Corporation (The)	84,419	6,247,850
Fidelity National Information Services, Inc.	145,037	11,714,638
Fiserv, Inc.*	80,257	16,486,393
Intercontinental Exchange, Inc.	82,349	12,270,824
JPMorgan Chase & Co.	104,850	25,133,594
	Shares	Value
KKR & Co., Inc.	44,308	$6,553,596
M&T Bank Corporation	20,880	3,925,649
Marsh & McLennan Cos., Inc.	17,081	3,628,175
MetLife, Inc.	99,922	8,181,613
Morgan Stanley	75,506	9,492,614
Reinsurance Group of America, Inc.	26,639	5,690,890
Truist Financial Corporation	215,945	9,367,694
U.S. Bancorp	80,437	3,847,302
Wells Fargo & Co.	144,587	10,155,791
		215,440,283
Health Care — 8.4%
Amgen, Inc.	29,998	7,818,679
Avantor, Inc.*	548,997	11,567,367
Becton, Dickinson and Co.	33,030	7,493,516
Elevance Health, Inc.	26,855	9,906,809
GE HealthCare Technologies, Inc.	73,567	5,751,468
Henry Schein, Inc.*	83,719	5,793,355
IQVIA Holdings, Inc.*	22,957	4,511,280
McKesson Corporation	18,760	10,691,512
UnitedHealth Group, Inc.	27,134	13,726,005
Zimmer Biomet Holdings, Inc.	119,288	12,600,391
		89,860,382
Industrials — 7.5%
AECOM	43,274	4,622,529
Fortive Corporation	33,158	2,486,850
GE Vernova, Inc.	15,782	5,191,173
General Electric Co.	62,294	10,390,016
J.B. Hunt Transport Services, Inc.	68,307	11,657,273
Jacobs Solutions, Inc.	53,212	7,110,187
Norfolk Southern Corporation	42,868	10,061,120
RTX Corporation	39,066	4,520,717
Textron, Inc.	79,624	6,090,440
United Parcel Service, Inc. Class B	98,772	12,455,149
Xylem, Inc.	51,227	5,943,357
		80,528,811
Information Technology — 9.6%
Analog Devices, Inc.	44,717	9,500,574
Broadcom, Inc.	70,546	16,355,385
Cisco Systems, Inc.	127,828	7,567,417
Cognizant Technology Solutions Corporation Class A	109,619	8,429,701
F5, Inc.*	17,549	4,413,047
International Business Machines Corporation	74,634	16,406,792
Microchip Technology, Inc.	70,442	4,039,849
NetApp, Inc.	66,496	7,718,856
Oracle Corporation	67,514	11,250,533
QUALCOMM, Inc.	72,214	11,093,515
Salesforce, Inc.	18,162	6,072,101
		102,847,770
Materials — 3.6%
Air Products and Chemicals, Inc.	49,916	14,477,637
Axalta Coating Systems, Ltd.*	228,793	7,829,296
DuPont de Nemours, Inc.	85,000	6,481,250
Freeport-McMoRan, Inc.	107,732	4,102,435

See Notes to Financial Statements.

	Shares	Value
Graphic Packaging Holding Co.	212,859	$5,781,250
		38,671,868
Real Estate — 3.7%
American Tower Corporation REIT	22,085	4,050,610
Jones Lang LaSalle, Inc.*	30,583	7,741,781
Mid-America Apartment Communities, Inc. REIT	59,701	9,227,983
Prologis, Inc. REIT	37,035	3,914,599
Public Storage REIT	26,463	7,924,081
Simon Property Group, Inc. REIT	39,122	6,737,200
		39,596,254
Utilities — 6.3%
AES Corporation (The)	176,733	2,274,553
Atmos Energy Corporation	74,750	10,410,432
Duke Energy Corporation	101,174	10,900,487
Entergy Corporation	199,790	15,148,078
NiSource, Inc.	236,130	8,680,139
Pinnacle West Capital Corporation	116,753	9,897,152
Xcel Energy, Inc.	139,727	9,434,367
		66,745,208
Total Common Stocks (Cost $731,130,469)		865,963,266
FOREIGN COMMON STOCKS — 13.7%
Canada — 1.8%
Bank of Nova Scotia (The)Δ	122,838	6,598,857
Enbridge, Inc.Δ	292,600	12,415,018
		19,013,875
France — 0.2%
TotalEnergies SE ADRΔ	48,413	2,638,509
Germany — 0.4%
Siemens AG	23,617	4,605,191
Ireland — 7.2%
CRH PLC	159,117	14,721,505
Johnson Controls International PLC	229,214	18,091,861
Medtronic PLC	296,804	23,708,704
	Shares	Value
Seagate Technology Holdings PLC	35,978	$3,105,261
TE Connectivity PLC	45,015	6,435,795
Willis Towers Watson PLC	33,902	10,619,462
		76,682,588
Jersey — 0.8%
Aptiv PLC*	140,276	8,483,892
Singapore — 1.1%
Flex, Ltd.*	304,870	11,703,959
Switzerland — 1.0%
Novartis AG	45,950	4,473,568
Roche Holding AG	20,364	5,693,912
		10,167,480
United Kingdom — 1.2%
Reckitt Benckiser Group PLC	55,014	3,330,040
Unilever PLC ADR	164,644	9,335,315
		12,665,355
Total Foreign Common Stocks (Cost $134,384,016)		145,960,849
MUTUAL FUNDS — 1.0%
iShares Russell 1000 Value ETF (Cost $10,391,905)	60,761	11,248,684
MONEY MARKET FUNDS — 4.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	383,446	383,446
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	43,646,707	43,646,707
Total Money Market Funds (Cost $44,030,153)		44,030,153
TOTAL INVESTMENTS — 99.9% (Cost $919,936,543)		1,067,202,952
Other Assets in Excess of Liabilities — 0.1%		1,031,380
NET ASSETS — 100.0%		$1,068,234,332
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	03/2025	87	$25,820,513	$(743,577)
Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/28/25	U.S. Dollars	5,124,784	Swiss Francs	4,528,847	UBS	$85,059
03/28/25	U.S. Dollars	4,908,312	Swiss Francs	4,337,205	MLIB	81,846
03/28/25	U.S. Dollars	6,410,664	British Pounds	5,066,641	GSC	71,921
03/28/25	U.S. Dollars	6,147,459	British Pounds	4,856,522	MLIB	71,590
See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/28/25	U.S. Dollars	1,957,753	Euro	1,858,368	MLIB	$25,184
03/28/25	U.S. Dollars	1,795,569	Euro	1,703,980	UBS	23,553
03/28/25	U.S. Dollars	1,795,398	Euro	1,703,980	GSC	23,382
03/28/25	U.S. Dollars	1,794,622	Euro	1,703,980	JPM	22,606
Subtotal Appreciation						$405,141
03/28/25	Euro	171,060	U.S. Dollars	180,454	MLIB	$(2,564)
Subtotal Depreciation						$(2,564)
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$402,577
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$865,963,266	$865,963,266	$—	$—
Foreign Common Stocks:
Germany	4,605,191	—	4,605,191	—
Switzerland	10,167,480	—	10,167,480	—
United Kingdom	12,665,355	9,335,315	3,330,040	—
Other^^	118,522,823	118,522,823	—	—
Total Foreign Common Stocks	145,960,849	127,858,138	18,102,711	—
Money Market Funds	44,030,153	44,030,153	—	—
Mutual Funds	11,248,684	11,248,684	—	—
Total Assets - Investments in Securities	$1,067,202,952	$1,049,100,241	$18,102,711	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$405,141	$—	$405,141	$—
Total Assets - Other Financial Instruments	$405,141	$ —	$405,141	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(2,564)	$—	$(2,564)	$—
Futures Contracts	(743,577)	(743,577)	—	—
Total Liabilities - Other Financial Instruments	$(746,141)	$(743,577)	$(2,564)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 95.5%
Communication Services — 12.7%
Alphabet, Inc. Class A	55,964	$10,593,985
Alphabet, Inc. Class C	47,190	8,986,864
Iridium Communications, Inc.	587	17,035
Liberty Broadband Corporation*	137	10,242
Liberty Media Corporation-Liberty Formula One Class C*	782	72,460
Live Nation Entertainment, Inc.*	1,551	200,854
Madison Square Garden Sports Corporation*	119	26,856
Meta Platforms, Inc. Class A	21,054	12,327,328
Netflix, Inc.*	4,112	3,665,108
Nexstar Media Group, Inc. Class A	97	15,323
Pinterest, Inc. Class A*	6,085	176,465
ROBLOX Corporation Class A*	4,855	280,910
Spotify Technology SA*	1,375	615,147
TKO Group Holdings, Inc.*	180	25,580
Trade Desk, Inc. (The) Class A*	4,205	494,214
Trump Media & Technology Group CorporationΔ*	623	21,244
		37,529,615
Consumer Discretionary — 15.2%
Airbnb, Inc. Class A*	4,292	564,012
Amazon.com, Inc.*	90,238	19,797,315
AutoZone, Inc.*	149	477,098
Booking Holdings, Inc.	307	1,525,305
Burlington Stores, Inc.*	573	163,339
Carvana Co.*	302	61,415
Cava Group, Inc.*	650	73,320
Chipotle Mexican Grill, Inc.*	13,278	800,663
Choice Hotels International, Inc.	278	39,470
Coupang, Inc.*	11,474	252,199
Crocs, Inc.*	16	1,752
Darden Restaurants, Inc.	861	160,740
Deckers Outdoor Corporation*	1,380	280,264
Domino’s Pizza, Inc.	121	50,791
DoorDash, Inc. Class A*	2,913	488,656
Duolingo, Inc.*	335	108,617
Dutch Bros., Inc. Class A*	541	28,338
Etsy, Inc.*	556	29,407
Expedia Group, Inc.*	1,217	226,764
Five Below, Inc.*	413	43,348
Floor & Decor Holdings, Inc. Class A*	171	17,049
Grand Canyon Education, Inc.*	7	1,147
H&R Block, Inc.	520	27,477
Hasbro, Inc.	1,543	86,269
Hilton Worldwide Holdings, Inc.	1,327	327,981
Home Depot, Inc. (The)	7,732	3,007,671
Lululemon Athletica, Inc.*	1,121	428,682
McDonald’s Corporation	659	191,038
Murphy U.S.A., Inc.	172	86,301
NIKE, Inc. Class B	7,153	541,268
Norwegian Cruise Line Holdings, Ltd.*	3,782	97,311
O’Reilly Automotive, Inc.*	533	632,031
Planet Fitness, Inc. Class A*	450	44,492
	Shares	Value
Pool Corporation	333	$113,533
Ross Stores, Inc.	724	109,519
Royal Caribbean Cruises, Ltd.	751	173,248
Starbucks Corporation	8,709	794,696
Tempur Sealy International, Inc.	1,751	99,264
Tesla, Inc.*	26,691	10,778,893
Texas Roadhouse, Inc.	622	112,227
TJX Cos., Inc. (The)	6,563	792,876
Tractor Supply Co.	5,180	274,851
Ulta Beauty, Inc.*	403	175,277
Vail Resorts, Inc.	460	86,227
Valvoline, Inc.*	956	34,588
Wendy's Co. (The)	2,797	45,591
Williams-Sonoma, Inc.	608	112,589
Wingstop, Inc.	281	79,860
Wyndham Hotels & Resorts, Inc.	239	24,089
Yum! Brands, Inc.	1,400	187,824
		44,656,682
Consumer Staples — 3.3%
Casey’s General Stores, Inc.	125	49,529
Celsius Holdings, Inc.*	1,666	43,882
Clorox Co. (The)	1,327	215,518
Coca-Cola Co. (The)	22,968	1,429,988
Colgate-Palmolive Co.	4,865	442,277
Costco Wholesale Corporation	4,294	3,934,463
elf Beauty, Inc.*	492	61,771
Estee Lauder Cos., Inc. (The) Class A	887	66,507
Freshpet, Inc.*	172	25,475
Hershey Co. (The)	473	80,103
Kimberly-Clark Corporation	1,707	223,685
Lamb Weston Holdings, Inc.	627	41,902
Monster Beverage Corporation*	6,063	318,671
PepsiCo, Inc.	10,978	1,669,315
Procter & Gamble Co. (The)	5,712	957,617
Sysco Corporation	3,582	273,880
		9,834,583
Energy — 0.4%
Antero Midstream Corporation	1,835	27,690
Cheniere Energy, Inc.	1,181	253,761
Civitas Resources, Inc.	920	42,200
EQT Corporation	768	35,413
Hess Corporation	1,889	251,256
New Fortress Energy, Inc.Δ	351	5,307
Permian Resources Corporation	1,393	20,031
Targa Resources Corporation	2,037	363,605
Texas Pacific Land CorporationΔ	177	195,755
Viper Energy, Inc.	593	29,099
		1,224,117
Financials — 6.3%
Allstate Corporation (The)	584	112,589
American Express Co.	1,991	590,909
Ameriprise Financial, Inc.	889	473,330
Apollo Global Management, Inc.	3,701	611,257
Ares Management Corporation Class A	1,886	333,879
Arthur J. Gallagher & Co.	335	95,090
See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Blackstone, Inc.	6,964	$1,200,733
Block, Inc.*	2,204	187,318
Blue Owl Capital, Inc.	4,737	110,183
Brown & Brown, Inc.	1,157	118,037
Charles Schwab Corporation (The)	1,606	118,860
Coinbase Global, Inc. Class A*	1,624	403,239
Corpay, Inc.*	617	208,805
Credit Acceptance Corporation*	47	22,065
Equitable Holdings, Inc.	2,652	125,095
Everest Group, Ltd.	137	49,657
FactSet Research Systems, Inc.	158	75,884
Fiserv, Inc.*	1,916	393,585
Goldman Sachs Group, Inc. (The)	886	507,341
Houlihan Lokey, Inc.	168	29,175
Kinsale Capital Group, Inc.	216	100,468
KKR & Co., Inc.	1,920	283,987
Lazard, Inc.	903	46,486
LPL Financial Holdings, Inc.	782	255,331
Markel Corporation*	38	65,597
Marsh & McLennan Cos., Inc.	1,005	213,472
Mastercard, Inc. Class A	7,938	4,179,913
Moody’s Corporation	1,534	726,150
Morgan Stanley	932	117,171
Morningstar, Inc.	227	76,444
MSCI, Inc.	457	274,204
Progressive Corporation (The)	4,861	1,164,744
RLI Corporation	159	26,208
Ryan Specialty Holdings, Inc.	1,138	73,014
Shift4 Payments, Inc. Class A*	588	61,023
SoFi Technologies, Inc.*	1,444	22,238
Toast, Inc. Class A*	3,827	139,494
Tradeweb Markets, Inc. Class A	579	75,803
Visa, Inc. Class AΔ	15,301	4,835,728
Western Union Co. (The)	1,817	19,260
		18,523,766
Health Care — 5.8%
10X Genomics, Inc. Class A*	604	8,673
Align Technology, Inc.*	464	96,749
Alnylam Pharmaceuticals, Inc.*	1,289	303,315
Amgen, Inc.	4,733	1,233,609
Apellis Pharmaceuticals, Inc.*	1,607	51,279
Bruker Corporation	1,303	76,382
Cardinal Health, Inc.	1,771	209,456
Cencora, Inc.	1,790	402,177
Chemed Corporation	82	43,444
Cigna Group (The)	407	112,389
DaVita, Inc.*	574	85,842
Dexcom, Inc.*	3,823	297,315
Edwards Lifesciences Corporation*	1,261	93,352
Elevance Health, Inc.	501	184,819
Eli Lilly and Co.	7,805	6,025,460
Exact Sciences Corporation*	1,083	60,854
Exelixis, Inc.*	6,721	223,809
Fortrea Holdings, Inc.*	979	18,258
GE HealthCare Technologies, Inc.	573	44,797
HCA Healthcare, Inc.	558	167,484
IDEXX Laboratories, Inc.*	827	341,915
	Shares	Value
Incyte Corporation*	2,096	$144,771
Inspire Medical Systems, Inc.*	339	62,844
Insulet Corporation*	660	172,306
Intra-Cellular Therapies, Inc.*	1,696	141,650
Intuitive Surgical, Inc.*	3,419	1,784,581
Ionis Pharmaceuticals, Inc.*	3,194	111,662
IQVIA Holdings, Inc.*	640	125,766
Masimo Corporation*	212	35,044
McKesson Corporation	654	372,721
Medpace Holdings, Inc.*	289	96,014
Molina Healthcare, Inc.*	465	135,338
Natera, Inc.*	1,405	222,411
Neurocrine Biosciences, Inc.*	1,762	240,513
Penumbra, Inc.*	390	92,617
Regeneron Pharmaceuticals, Inc.*	302	215,124
Repligen Corporation*	187	26,917
ResMed, Inc.	414	94,678
Sarepta Therapeutics, Inc.*	1,184	143,963
Stryker Corporation	1,197	430,980
Ultragenyx Pharmaceutical, Inc.*	2,103	88,473
UnitedHealth Group, Inc.	686	347,020
Veeva Systems, Inc. Class A*	1,416	297,714
Vertex Pharmaceuticals, Inc.*	1,653	665,663
Viking Therapeutics, Inc.Δ*	1,117	44,948
Waters Corporation*	460	170,651
West Pharmaceutical Services, Inc.	504	165,090
Zoetis, Inc.	4,379	713,470
		17,224,307
Industrials — 4.0%
3M Co.	1,001	129,219
AAON, Inc.	535	62,959
Advanced Drainage Systems, Inc.	164	18,958
Automatic Data Processing, Inc.	3,849	1,126,718
Axon Enterprise, Inc.*	641	380,959
AZEK Co., Inc. (The)*	530	25,159
Boeing Co. (The)*	1,183	209,391
Booz Allen Hamilton Holding Corporation	1,384	178,121
Broadridge Financial Solutions, Inc.	1,075	243,047
BWX Technologies, Inc.	265	29,518
Carlisle Cos., Inc.	65	23,975
Caterpillar, Inc.	657	238,333
Cintas Corporation	3,173	579,707
Comfort Systems U.S.A., Inc.	325	137,820
Copart, Inc.*	7,938	455,562
Core & Main, Inc. Class A*	747	38,030
EMCOR Group, Inc.	206	93,503
Equifax, Inc.	174	44,344
Expeditors International of Washington, Inc.	320	35,446
Fastenal Co.	4,560	327,910
Ferguson Enterprises, Inc.	154	26,730
Generac Holdings, Inc.*	178	27,599
General Electric Co.	2,272	378,947
HEICO Corporation	472	112,213
HEICO Corporation Class A	746	138,816
Honeywell International, Inc.	1,109	250,512

See Notes to Financial Statements.

	Shares	Value
Howmet Aerospace, Inc.	281	$30,733
Illinois ToolWorks, Inc.	998	253,053
KBR, Inc.	382	22,129
Lennox International, Inc.	297	180,962
Lincoln Electric Holdings, Inc.	63	11,811
Loar Holdings, Inc.Δ*	295	21,803
Lockheed Martin Corporation	759	368,828
Lyft, Inc. Class A*	1,813	23,388
Old Dominion Freight Line, Inc.	1,900	335,160
Paychex, Inc.	1,369	191,961
Paycom Software, Inc.	357	73,174
Paylocity Holding Corporation*	443	88,365
Quanta Services, Inc.	468	147,911
Rockwell Automation, Inc.	149	42,583
Rollins, Inc.	2,821	130,753
Saia, Inc.*	134	61,068
TransDigm Group, Inc.	112	141,935
Trex Co., Inc.*	692	47,769
Uber Technologies, Inc.*	19,592	1,181,789
U-Haul Holding Co.	261	16,717
Union Pacific Corporation	3,015	687,541
United Rentals, Inc.	141	99,326
Veralto Corporation	1,044	106,331
Verisk Analytics, Inc.	1,468	404,331
Vertiv Holdings Co. Class A	3,480	395,363
W.W. Grainger, Inc.	353	372,080
Waste Management, Inc.	4,043	815,837
WillScot Holdings Corporation*	504	16,859
XPO Logistics, Inc.*	1,111	145,708
		11,728,764
Information Technology — 46.5%
Adobe, Inc.*	4,289	1,907,233
Advanced Micro Devices, Inc.*	10,228	1,235,440
Amphenol Corporation Class A	6,301	437,604
Appfolio, Inc. Class A*	193	47,617
Apple, Inc.	137,566	34,449,278
Applied Materials, Inc.	7,399	1,203,299
AppLovin Corporation Class A*	2,501	809,899
Arista Networks, Inc.*	9,894	1,093,584
Atlassian Corporation Class A*	1,538	374,318
Autodesk, Inc.*	2,045	604,441
Bentley Systems, Inc. Class B	1,259	58,795
BILL Holdings, Inc.*	263	22,279
Broadcom, Inc.	43,692	10,129,553
Cadence Design Systems, Inc.*	2,660	799,224
CDW Corporation	713	124,091
Cloudflare, Inc. Class A*	2,834	305,165
Confluent, Inc. Class A*	2,312	64,644
Crowdstrike Holdings, Inc. Class A*	2,220	759,595
Datadog, Inc. Class A*	2,931	418,811
Dell Technologies, Inc. Class C	334	38,490
DocuSign, Inc.*	1,770	159,194
DoubleVerify Holdings, Inc.*	374	7,185
Dropbox, Inc. Class A*	842	25,294
Dynatrace, Inc.*	2,798	152,071
Enphase Energy, Inc.*	1,108	76,097
	Shares	Value
Entegris, Inc.	1,481	$146,708
Fair Isaac Corporation*	191	380,268
Five9, Inc.*	486	19,751
Fortinet, Inc.*	5,013	473,628
Gartner, Inc.*	701	339,614
Gitlab, Inc. Class A*	1,253	70,607
Globant SA*	258	55,320
GoDaddy, Inc. Class A*	1,202	237,239
Guidewire Software, Inc.*	168	28,321
HashiCorp, Inc. Class A*	371	12,692
HP, Inc.	2,243	73,189
HubSpot, Inc.*	469	326,785
Intuit, Inc.	2,648	1,664,268
Jabil, Inc.	14	2,015
KLA Corporation	1,305	822,307
Lam Research Corporation	12,623	911,759
Lattice Semiconductor Corporation*	936	53,024
Manhattan Associates, Inc.*	580	156,739
Marvell Technology, Inc.	586	64,724
Microsoft Corporation	71,578	30,170,127
MicroStrategy, Inc. Class AΔ*	140	40,547
MongoDB, Inc.*	660	153,655
Monolithic Power Systems, Inc.	457	270,407
Motorola Solutions, Inc.	852	393,820
NetApp, Inc.	870	100,990
Nutanix, Inc. Class A*	892	54,573
NVIDIA Corporation	224,653	30,168,651
Okta, Inc.*	503	39,636
Onto Innovation, Inc.*	100	16,667
Oracle Corporation	15,148	2,524,263
Palantir Technologies, Inc. Class A*	19,233	1,454,592
Palo Alto Networks, Inc.*	6,272	1,141,253
Pegasystems, Inc.	132	12,302
Procore Technologies, Inc.*	981	73,506
PTC, Inc.*	614	112,896
Pure Storage, Inc. Class A*	2,631	161,622
QUALCOMM, Inc.	10,095	1,550,794
RingCentral, Inc. Class A*	475	16,630
Salesforce, Inc.	7,566	2,529,541
ServiceNow, Inc.*	1,978	2,096,917
Smartsheet, Inc. Class A*	1,246	69,813
Snowflake, Inc. Class A*	3,060	472,495
Super Micro Computer, Inc.Δ*	5,063	154,320
Synopsys, Inc.*	1,482	719,304
Teradata Corporation*	688	21,431
Teradyne, Inc.	1,289	162,311
Texas Instruments, Inc.	1,089	204,198
Twilio, Inc. Class A*	214	23,129
Tyler Technologies, Inc.*	350	201,824
Ubiquiti, Inc.	16	5,311
UiPath, Inc. Class A*	4,002	50,865
Unity Software, Inc.*	1,194	26,829
Universal Display Corporation	150	21,930
VeriSign, Inc.*	149	30,837
Workday, Inc. Class A*	2,075	535,412
See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Zebra Technologies Corporation Class A*	28	$10,814
Zscaler, Inc.*	974	175,719
		137,112,090
Materials — 0.6%
Avery Dennison Corporation	344	64,373
Celanese Corporation	391	27,061
Eagle Materials, Inc.	241	59,469
Ecolab, Inc.	2,081	487,620
Louisiana-Pacific Corporation	325	33,654
Martin Marietta Materials, Inc.	70	36,155
RPM International, Inc.	160	19,690
Sherwin-Williams Co. (The)	2,051	697,196
Southern Copper Corporation	1,212	110,449
Vulcan Materials Co.	470	120,898
		1,656,565
Real Estate — 0.5%
American Tower Corporation REIT	4,618	846,988
Equinix, Inc. REIT	65	61,288
Iron Mountain, Inc. REIT	1,558	163,761
Jones Lang LaSalle, Inc.*	152	38,477
Lamar Advertising Co. Class A REIT	138	16,800
Public Storage REIT	388	116,183
Simon Property Group, Inc. REIT	1,016	174,965
		1,418,462
Utilities — 0.2%
Constellation Energy Corporation	510	114,092
NRG Energy, Inc.	947	85,438
Vistra Corporation	3,143	433,326
		632,856
Total Common Stocks (Cost $179,997,620)		281,541,807
	Shares	Value
FOREIGN COMMON STOCKS — 0.3%
Brazil — 0.1%
NU Holdings, Ltd. Class A*	30,755	$318,622
XP, Inc. Class A	1,230	14,576
		333,198
Ireland — 0.1%
Trane Technologies PLC	709	261,869
Weatherford International PLC	619	44,339
		306,208
Netherlands — 0.1%
Elastic NV*	913	90,460
Total Foreign Common Stocks (Cost $661,869)		729,866
MUTUAL FUNDS — 1.8%
iShares Russell 1000 Growth ETFΔ (Cost $5,426,520)	13,552	5,442,212
MONEY MARKET FUNDS — 2.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	49,828	49,828
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	7,412,203	7,412,203
Total Money Market Funds (Cost $7,462,031)		7,462,031
TOTAL INVESTMENTS — 100.1% (Cost $193,548,040)		295,175,916
Liabilities in Excess of Other Assets — (0.1)%		(417,873)
NET ASSETS — 100.0%		$294,758,043
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	03/2025	11	$4,669,830	$(127,246)
S&P 500® E-Mini	03/2025	6	1,780,725	(36,495)
S&P 500® Micro E-Mini	03/2025	21	623,254	(20,233)
Total Futures Contracts outstanding at December 31, 2024			$7,073,809	$(183,974)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$281,541,807	$281,541,807	$—	$—
Foreign Common Stocks	729,866	729,866	—	—
Money Market Funds	7,462,031	7,462,031	—	—
Mutual Funds	5,442,212	5,442,212	—	—
Total Assets - Investments in Securities	$295,175,916	$295,175,916	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(183,974)	$(183,974)	$—	$—
Total Liabilities - Other Financial Instruments	$(183,974)	$(183,974)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 92.9%
Communication Services — 13.5%
Alphabet, Inc. Class A	120,740	$22,856,082
Alphabet, Inc. Class C	168,811	32,148,367
Live Nation Entertainment, Inc.Δ*	79,740	10,326,330
Meta Platforms, Inc. Class A	180,216	105,518,270
Netflix, Inc.*	50,495	45,007,203
ROBLOX Corporation Class A*	26,826	1,552,152
Spotify Technology SA*	19,810	8,862,598
Trade Desk, Inc. (The) Class A*	16,871	1,982,849
Walt Disney Co. (The)	105,321	11,727,493
		239,981,344
Consumer Discretionary — 15.2%
Airbnb, Inc. Class A*	1,602	210,519
Amazon.com, Inc.*	602,392	132,158,781
AutoZone, Inc.*	1,096	3,509,392
Booking Holdings, Inc.	563	2,797,220
Chipotle Mexican Grill, Inc.*	259,669	15,658,041
D.R. Horton, Inc.	54,357	7,600,196
DoorDash, Inc. Class A*	42,041	7,052,378
Home Depot, Inc. (The)	5,986	2,328,494
McDonald’s Corporation	15,720	4,557,071
MercadoLibre, Inc.*	2,218	3,771,576
NIKE, Inc. Class B	50,654	3,832,988
O’Reilly Automotive, Inc.*	9,252	10,971,022
Starbucks Corporation	99,693	9,096,986
Tesla, Inc.*	147,334	59,499,362
Yum China Holdings, Inc.	33,556	1,616,392
Yum! Brands, Inc.	28,679	3,847,575
		268,507,993
Consumer Staples — 2.3%
Celsius Holdings, Inc.*	12,291	323,745
Coca-Cola Co. (The)	91,587	5,702,207
Costco Wholesale Corporation	14,628	13,403,198
Monster Beverage Corporation*	346,681	18,221,553
Walmart, Inc.	28,632	2,586,901
		40,237,604
Energy — 0.1%
Cheniere Energy, Inc.	3,860	829,398
ConocoPhillips	12,624	1,251,922
		2,081,320
Financials — 8.2%
Apollo Global Management, Inc.	60,797	10,041,233
Berkshire Hathaway, Inc. Class B*	10,640	4,822,899
Blackstone, Inc.	35,078	6,048,149
Block, Inc.*	100,501	8,541,580
Carlyle Group, Inc. (The)	268,717	13,567,521
FactSet Research Systems, Inc.	10,919	5,244,177
Goldman Sachs Group, Inc. (The)	11,488	6,578,259
Intercontinental Exchange, Inc.	16,699	2,488,318
KKR & Co., Inc.	45,319	6,703,133
Mastercard, Inc. Class A	83,027	43,719,527
PayPal Holdings, Inc.*	91,927	7,845,970
SEI Investments Co.	62,200	5,130,256
	Shares	Value
Visa, Inc. Class AΔ	75,032	$23,713,113
		144,444,135
Health Care — 6.9%
Abbott Laboratories	29,682	3,357,331
Agilent Technologies, Inc.	69,764	9,372,096
Dexcom, Inc.*	38,957	3,029,686
Edwards Lifesciences Corporation*	12,837	950,323
Eli Lilly and Co.	17,431	13,456,732
IDEXX Laboratories, Inc.*	18,484	7,642,025
Illumina, Inc.*	30,793	4,114,869
Intuitive Surgical, Inc.*	32,894	17,169,352
McKesson Corporation	7,173	4,087,964
Natera, Inc.*	7,382	1,168,571
Regeneron Pharmaceuticals, Inc.*	13,682	9,746,099
Thermo Fisher Scientific, Inc.	11,265	5,860,391
Ultragenyx Pharmaceutical, Inc.*	31,221	1,313,467
UnitedHealth Group, Inc.	28,116	14,222,760
Veeva Systems, Inc. Class A*	34,417	7,236,174
Vertex Pharmaceuticals, Inc.*	28,411	11,441,110
West Pharmaceutical Services, Inc.	23,575	7,722,227
		121,891,177
Industrials — 4.8%
3M Co.	33,200	4,285,788
Axon Enterprise, Inc.*	2,407	1,430,528
Boeing Co. (The)*	108,062	19,126,974
Copart, Inc.*	245,042	14,062,960
Deere & Co.	5,111	2,165,531
Expeditors International of Washington, Inc.	41,440	4,590,309
Quanta Services, Inc.	12,048	3,807,771
TransDigm Group, Inc.	4,390	5,563,359
TransUnion	121,222	11,238,492
Uber Technologies, Inc.*	223,163	13,461,192
Union Pacific Corporation	6,885	1,570,055
Vertiv Holdings Co. Class A	20,261	2,301,852
W.W. Grainger, Inc.	1,839	1,938,398
		85,543,209
Information Technology — 41.3%
Adobe, Inc.*	235	104,500
Advanced Micro Devices, Inc.*	78,698	9,505,931
Amphenol Corporation Class A	39,726	2,758,971
Apple, Inc.	721,112	180,580,867
AppLovin Corporation Class A*	12,943	4,191,332
Arista Networks, Inc.*	50,680	5,601,660
Atlassian Corporation Class A*	18,193	4,427,812
Autodesk, Inc.*	41,793	12,352,757
Broadcom, Inc.	79,785	18,497,354
Cloudflare, Inc. Class A*	25,118	2,704,706
Datadog, Inc. Class A*	70,336	10,050,311
Entegris, Inc.	19,169	1,898,881
Fair Isaac Corporation*	1,632	3,249,198
HubSpot, Inc.*	3,878	2,702,074
International Business Machines Corporation	22,548	4,956,727
Intuit, Inc.	29,354	18,448,989

See Notes to Financial Statements.

	Shares	Value
Lam Research Corporation	168,579	$12,176,461
Microsoft Corporation	316,746	133,508,439
MongoDB, Inc.*	2,301	535,696
NVIDIA Corporation	1,291,365	173,417,406
Oracle Corporation	181,495	30,244,327
Palo Alto Networks, Inc.Δ*	60,034	10,923,787
QUALCOMM, Inc.	40,116	6,162,620
Salesforce, Inc.	107,278	35,866,254
Samsara, Inc. Class A*	62,357	2,724,377
ServiceNow, Inc.*	29,156	30,908,859
Snowflake, Inc. Class A*	8,830	1,363,440
Synopsys, Inc.*	2,385	1,157,584
Texas Instruments, Inc.	35,491	6,654,917
Workday, Inc. Class A*	14,561	3,757,175
		731,433,412
Materials — 0.6%
Freeport-McMoRan, Inc.	6,776	258,030
Martin Marietta Materials, Inc.	19,209	9,921,449
		10,179,479
Total Common Stocks (Cost $1,055,874,026)		1,644,299,673
FOREIGN COMMON STOCKS — 3.6%
Brazil — 0.1%
NU Holdings, Ltd. Class A*	212,610	2,202,640
Canada — 1.0%
Shopify, Inc. Class A*	170,497	18,128,946
China — 0.2%
Alibaba Group Holding, Ltd. ADR	48,090	4,077,551
Ireland — 1.3%
Accenture PLC Class A	23,805	8,374,361
Eaton Corporation PLC	8,886	2,948,997
	Shares	Value
Linde PLC	18,638	$7,803,171
Trane Technologies PLC	10,077	3,721,940
		22,848,469
Netherlands — 0.1%
ASML Holding NV (NASDAQ Exchange)	3,592	2,489,543
Singapore — 0.2%
Sea, Ltd. ADR*	27,751	2,944,381
Switzerland — 0.4%
Novartis AG ADRΔ	41,443	4,032,819
Roche Holding AG ADRΔ	94,273	3,288,242
		7,321,061
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,198	4,383,883
Total Foreign Common Stocks (Cost $51,828,945)		64,396,474
MONEY MARKET FUNDS — 3.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	3,015,049	3,015,049
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	58,278,480	58,278,480
Total Money Market Funds (Cost $61,293,529)		61,293,529
TOTAL INVESTMENTS — 100.0% (Cost $1,168,996,500)		1,769,989,676
Other Assets in Excess of Liabilities — 0.0%		565,347
NET ASSETS — 100.0%		$1,770,555,023
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	03/2025	44	$18,679,320	$(564,206)
S&P 500® E-Mini	03/2025	21	6,232,538	(176,857)
Total Futures Contracts outstanding at December 31, 2024			$24,911,858	$(741,063)
See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,644,299,673	$1,644,299,673	$—	$—
Foreign Common Stocks	64,396,474	64,396,474	—	—
Money Market Funds	61,293,529	61,293,529	—	—
Total Assets - Investments in Securities	$1,769,989,676	$1,769,989,676	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(741,063)	$(741,063)	$—	$—
Total Liabilities - Other Financial Instruments	$(741,063)	$(741,063)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 88.7%
Communication Services — 1.5%
ATN International, Inc.Δ	12,675	$213,067
Bandwidth, Inc. Class A*	21,017	357,709
Cable One, Inc.Δ	3,243	1,174,355
Entravision Communications Corporation Class A	171,394	402,776
Eventbrite, Inc. Class AΔ*	53,446	179,579
iHeartMedia, Inc. Class AΔ*	107,094	212,046
Integral Ad Science Holding CorporationΔ*	207,387	2,165,120
Madison Square Garden Entertainment Corporation*	13,237	471,237
MediaAlpha, Inc. Class AΔ*	181,757	2,052,037
Nextdoor Holdings, Inc.Δ*	53,382	126,515
Outbrain, Inc.*	3,625	26,027
Playstudios, Inc.*	16,289	30,298
Playtika Holding Corporation	32,969	228,805
Roku, Inc.*	7,883	586,022
Scholastic CorporationΔ	8,760	186,851
Sphere Entertainment Co.*	47,217	1,903,789
Spok Holdings, Inc.	13,315	213,706
Stagwell, Inc.Δ*	66,892	440,149
Townsquare Media, Inc. Class A	10,934	99,390
Vimeo, Inc.Δ*	89,822	574,861
Yelp, Inc.*	25,313	979,613
		12,623,952
Consumer Discretionary — 9.3%
1stdibs.com, Inc.*	6,072	21,495
A-Mark Precious Metals, Inc.Δ	21,386	585,976
American Axle & Manufacturing Holdings, Inc.*	89,715	523,038
American Public Education, Inc.*	6,636	143,139
Arko CorporationΔ	2,400	15,816
BARK, Inc.Δ*	67,116	123,493
Bloomin' Brands, Inc.	87,166	1,064,297
Boot Barn Holdings, Inc.*	31,000	4,706,420
Bright Horizons Family Solutions, Inc.*	22,270	2,468,629
Brinker International, Inc.*	32,128	4,250,213
Brunswick Corporation	20,814	1,346,250
Capri Holdings, Ltd.Δ*	14,050	295,893
Cavco Industries, Inc.*	458	204,373
Champion Homes, Inc.*	12,713	1,120,015
Chegg, Inc.Δ*	205,388	330,675
Clarus Corporation	6,405	28,887
Cooper-Standard Holdings, Inc.*	10,111	137,105
Cricut, Inc. Class A	8,300	47,310
Dana, Inc.Δ	72,119	833,696
Dave & Buster's Entertainment, Inc.Δ*	40,099	1,170,490
Designer Brands, Inc. Class AΔ	9,600	51,264
Flexsteel Industries, Inc.Δ	3,016	163,889
Foot Locker, Inc.*	91,753	1,996,545
Funko, Inc. Class A*	14,411	192,963
Genesco, Inc.*	17,746	758,642
Goodyear Tire & Rubber Co. (The)*	63,562	572,058
GoPro, Inc. Class A*	133,475	145,488
	Shares	Value
Green Brick Partners, Inc.*	4,263	$240,817
Haverty Furniture Cos., Inc.	24,476	544,836
Hooker Furnishings Corporation	3,312	46,401
iRobot Corporation*	46,789	362,615
Johnson Outdoors, Inc. Class AΔ	3,177	104,841
KB Home	30,632	2,013,135
KinderCare Learning Cos., Inc.Δ*	71,932	1,280,390
Kontoor Brands, Inc.	34,203	2,921,278
Lands' End, Inc.*	12,585	165,367
Landsea Homes Corporation*	24,542	208,362
Latham Group, Inc.*	58,300	405,768
La-Z-Boy, Inc.	30,178	1,314,855
Lifetime Brands, Inc.	2,492	14,728
M/I Homes, Inc.*	4,180	555,731
Malibu Boats, Inc. Class AΔ*	24,381	916,482
MarineMax, Inc.*	36,477	1,056,009
MasterCraft Boat Holdings, Inc.Δ*	4,777	91,097
Meritage Homes Corporation	21,530	3,311,745
Modine Manufacturing Co.*	16,680	1,933,712
Movado Group, Inc.	24,999	491,980
OneWater Marine, Inc. Class AΔ*	30,879	536,677
Patrick Industries, Inc.	6,741	560,084
Penske Automotive Group, Inc.	4,404	671,346
Phinia, Inc.	18,721	901,791
Sleep Number Corporation*	30,871	470,474
Solo Brands, Inc. Class AΔ*	103,112	117,548
Sonic Automotive, Inc. Class A	35,261	2,233,784
Sonos, Inc.*	47,975	721,544
Steven Madden, Ltd.	87,887	3,736,955
Stitch Fix, Inc. Class AΔ*	157,878	680,454
Stoneridge, Inc.*	28,154	176,526
Superior Group of Cos., Inc.	6,060	100,172
Tapestry, Inc.	21,759	1,421,515
Taylor Morrison Home Corporation Class A*	91,291	5,587,922
ThredUp, Inc. Class A*	33,814	47,001
Tilly's, Inc. Class A*	5,963	25,343
Topgolf Callaway Brands CorporationΔ*	43,696	343,451
Traeger, Inc.*	16,248	38,833
Tri Pointe Homes, Inc.*	51,435	1,865,033
Universal Electronics, Inc.*	3,617	39,787
Urban Outfitters, Inc.*	45,621	2,503,680
Valvoline, Inc.*	68,000	2,460,240
Visteon Corporation*	17,660	1,566,795
Warby Parker, Inc. Class A*	221,369	5,359,343
Worthington Enterprises, Inc.	25,008	1,003,071
Wyndham Hotels & Resorts, Inc.	30,000	3,023,700
YETI Holdings, Inc.*	29,458	1,134,428
Zumiez, Inc.Δ*	30,047	576,001
		79,181,706
Consumer Staples — 2.6%
Andersons, Inc. (The)	19,723	799,176
BJ's Wholesale Club Holdings, Inc.*	58,500	5,226,975
Calavo Growers, Inc.	3,798	96,849
Chefs' Warehouse, Inc. (The)*	40,970	2,020,640
Edgewell Personal Care Co.	57,538	1,933,277
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Fresh Del Monte Produce, Inc.Δ	3,535	$117,397
Freshpet, Inc.*	26,000	3,850,860
Herbalife, Ltd.*	108,591	726,474
Honest Co., Inc. (The)*	32,900	227,997
J&J Snack Foods Corporation	18,429	2,858,891
Maplebear, Inc.*	44,754	1,853,711
Medifast, Inc.Δ*	22,025	388,081
Nature's Sunshine Products, Inc.*	7,096	104,027
SpartanNash Co.Δ	19,211	351,946
Spectrum Brands Holdings, Inc.	20,931	1,768,460
USANA Health Sciences, Inc.Δ*	5,279	189,463
		22,514,224
Energy — 5.0%
Berry Corporation	130,332	538,271
Cactus, Inc. Class AΔ	48,299	2,818,730
ChampionX Corporation	88,624	2,409,687
Chord Energy Corporation	14,775	1,727,493
CONSOL Energy, Inc.Δ	8,959	955,746
Crescent Energy Co. Class A	150,009	2,191,632
Delek U.S. Holdings, Inc.	37,198	688,163
DHT Holdings, Inc.Δ	27,218	252,855
Excelerate Energy, Inc. Class AΔ	82,889	2,507,392
Green Plains, Inc.*	5,844	55,401
Helix Energy Solutions Group, Inc.*	21,238	197,938
International Seaways, Inc.	20,577	739,537
Kodiak Gas Services, Inc.	47,245	1,929,013
Liberty Energy, Inc.Δ	94,431	1,878,233
Magnolia Oil & Gas Corporation Class AΔ	278,767	6,517,572
Matador Resources Co.Δ	51,060	2,872,636
Northern Oil & Gas, Inc.Δ	64,729	2,405,330
Oil States International, Inc.Δ*	4,333	21,925
Patterson-UTI Energy, Inc.	312,922	2,584,736
PBF Energy, Inc. Class AΔ	20,370	540,824
Permian Resources CorporationΔ	324,580	4,667,460
SM Energy Co.Δ	73,915	2,864,945
World Fuel Services CorporationΔ	54,251	1,492,445
		42,857,964
Financials — 18.9%
Amalgamated Financial CorporationΔ	7,796	260,932
Amerant Bancorp, Inc.	26,348	590,459
Ameris BancorpΔ	14,427	902,697
Arrow Financial Corporation	2,215	63,593
Associated Banc-Corp	86,409	2,065,175
Atlantic Union Bankshares Corporation	18,506	701,007
Axis Capital Holdings, Ltd.	39,964	3,541,610
Axos Financial, Inc.*	10,504	733,704
Baldwin Insurance Group, Inc. (The)*	71,693	2,778,821
Banc of California, Inc.	101,780	1,573,519
BankUnited, Inc.	61,482	2,346,768
BayCom Corporation	1,085	29,121
BCB Bancorp, Inc.	3,383	40,055
Berkshire Hills Bancorp, Inc.Δ	34,676	985,839
Bowhead Specialty Holdings, Inc.*	23,636	839,551
Bread Financial Holdings, Inc.	38,804	2,369,372
Business First Bancshares, Inc.	7,941	204,084
	Shares	Value
Byline Bancorp, Inc.	17,294	$501,526
Capital Bancorp, Inc.	1,539	43,862
Capital City Bank Group, Inc.	3,144	115,228
Central Pacific Financial CorporationΔ	12,559	364,839
Chemung Financial Corporation	746	36,412
City Holding Co.Δ	15,415	1,826,369
Civista Bancshares, Inc.	6,856	144,250
CNB Financial Corporation	2,045	50,839
CNO Financial Group, Inc.	109,772	4,084,616
Columbia Banking System, Inc.	84,920	2,293,689
Comerica, Inc.	2,612	161,552
Community Trust Bancorp, Inc.	4,809	255,021
Compass Diversified Holdings	94,449	2,179,883
CVB Financial Corporation	67,953	1,454,874
Donegal Group, Inc. Class A	6,698	103,618
eHealth, Inc.Δ*	16,858	158,465
Employers Holdings, Inc.Δ	13,596	696,523
Enact Holdings, Inc.	30,181	977,261
Enterprise Financial Services CorporationΔ	31,733	1,789,741
Equity Bancshares, Inc. Class AΔ	773	32,791
Essent Group, Ltd.	48,467	2,638,543
Euronet Worldwide, Inc.*	19,490	2,004,352
EVERTEC, Inc.	79,616	2,749,140
FB Financial Corporation	15,939	821,018
Financial Institutions, Inc.Δ	6,860	187,209
First BanCorpΔ	34,724	1,526,814
First BanCorp (New York Exchange)	168,724	3,136,579
First Business Financial Services, Inc.	1,469	68,000
First Financial Bancorp	63,690	1,711,987
First Financial CorporationΔ	6,029	278,480
First Foundation, Inc.Δ	34,150	212,072
First Internet Bancorp	3,147	113,261
First Interstate BancSystem, Inc. Class A	96,844	3,144,525
First Merchants Corporation	15,140	603,935
First Savings Financial Group, Inc.	1,439	38,220
Five Star Bancorp	2,314	69,628
Flushing Financial Corporation	20,121	287,328
FNB Corporation	191,396	2,828,833
FS Bancorp, Inc.Δ	2,225	91,359
Genworth Financial, Inc.*	213,910	1,495,231
Great Southern Bancorp, Inc.Δ	1,910	114,027
Green Dot Corporation Class A*	51,199	544,757
Guaranty Bancshares, Inc.Δ	1,164	40,274
Hamilton Lane, Inc. Class A	49,221	7,287,169
Hanmi Financial CorporationΔ	20,306	479,628
Hanover Insurance Group, Inc. (The)	12	1,856
HarborOne Bancorp, Inc.Δ	24,310	287,587
HBT Financial, Inc.	4,134	90,535
Heritage Financial CorporationΔ	1,935	47,408
Heritage Insurance Holdings, Inc.*	54,697	661,834
Hilltop Holdings, Inc.Δ	36,233	1,037,351
Hippo Holdings, Inc.Δ*	9,808	262,560
Home Bancorp, Inc.Δ	2,006	92,697
Home BancShares, Inc.	75,578	2,138,857
HomeStreet, Inc.*	18,195	207,787

See Notes to Financial Statements.

	Shares	Value
HomeTrust Bancshares, Inc.	3,819	$128,624
Horace Mann Educators CorporationΔ	9,051	355,071
Independent Bank Corporation	29,198	1,874,220
Independent Bank Corporation (NASDAQ Exchange)Δ	11,188	389,678
Independent Bank Group, Inc.	33,106	2,008,541
International Bancshares Corporation	9,306	587,767
Investar Holding Corporation	2,226	48,883
Jackson Financial, Inc. Class A	34,629	3,015,493
James River Group Holdings, Ltd.Δ	30,301	147,566
Kearny Financial Corporation	48,470	343,168
LendingTree, Inc.*	9,056	350,920
Live Oak Bancshares, Inc.	14,493	573,198
Merchants Bancorp	12,854	468,785
Mercury General Corporation	15,487	1,029,576
Metropolitan Bank Holding CorporationΔ*	9,985	583,124
Midland States Bancorp, Inc.Δ	9,039	220,552
MVB Financial CorporationΔ	104,715	2,167,600
NMI Holdings, Inc.*	61,670	2,266,989
Northeast Community Bancorp, Inc.	4,203	102,805
Northfield Bancorp, Inc.	41,314	480,069
Northrim BanCorp, Inc.	2,572	200,462
OceanFirst Financial Corporation	23,024	416,734
OFG BancorpΔ	29,117	1,232,231
Old National Bancorp	340,580	7,392,289
Old Second Bancorp, Inc.	15,100	268,478
Onity Group, Inc.*	2,541	78,034
Oportun Financial CorporationΔ*	5,750	22,310
Orange County Bancorp, Inc.Δ	800	44,456
Origin Bancorp, Inc.	1,989	66,214
Pacific Premier Bancorp, Inc.Δ	103,204	2,571,844
Paymentus Holdings, Inc. Class A*	110	3,594
Peapack-Gladstone Financial CorporationΔ	9,582	307,103
Perella Weinberg PartnersΔ	30,168	719,205
PJT Partners, Inc. Class A	28,140	4,440,773
Popular, Inc.	16,304	1,533,554
Primis Financial CorporationΔ	5,767	67,243
ProAssurance Corporation*	26,779	426,054
PROG Holdings, Inc.	29,957	1,265,983
Provident Financial Services, Inc.	18,134	342,189
QCR Holdings, Inc.	7,014	565,609
RBB Bancorp	5,931	121,526
Regional Management CorporationΔ	4,228	143,667
Reinsurance Group of America, Inc.	5,853	1,250,376
Renasant Corporation	28,646	1,024,094
Repay Holdings Corporation*	74,385	567,558
Republic Bancorp, Inc. Class AΔ	836	58,411
Robinhood Markets, Inc. Class A*	29,961	1,116,347
Safety Insurance Group, Inc.	70,628	5,819,747
Selective Insurance Group, Inc.	32,384	3,028,552
Selectquote, Inc.*	26,235	97,594
Sierra Bancorp	3,141	90,838
Skyward Specialty Insurance Group, Inc.*	21,273	1,075,137
SmartFinancial, Inc.	408	12,640
South Plains Financial, Inc.	4,598	159,781
	Shares	Value
Southern First Bancshares, Inc.*	2,916	$115,911
Southern States Bancshares, Inc.	561	18,687
SouthState Corporation	55,358	5,507,014
Stewart Information Services Corporation	6,012	405,750
StoneX Group, Inc.*	10,750	1,053,177
Texas Capital Bancshares, Inc.*	29,213	2,284,457
Third Coast Bancshares, Inc.Δ*	8,354	283,618
Tompkins Financial Corporation	2,000	135,660
Towne Bank	18,972	646,186
TriCo Bancshares	1,580	69,046
Trustmark Corporation	1,020	36,077
UMB Financial CorporationΔ	33,548	3,786,227
United Community Banks, Inc.	70,094	2,264,737
United Fire Group, Inc.	6,607	187,969
Unity Bancorp, Inc.	577	25,163
Universal Insurance Holdings, Inc.Δ	20,997	442,197
Valley National Bancorp	188,557	1,708,326
Veritex Holdings, Inc.	24,352	661,400
Victory Capital Holdings, Inc. Class A	105,000	6,873,300
Webster Financial Corporation	51,116	2,822,626
WesBanco, Inc.	50,545	1,644,734
WSFS Financial CorporationΔ	46,116	2,450,143
		161,694,168
Health Care — 12.0%
ACELYRIN, Inc.*	78,050	245,077
Adaptive Biotechnologies CorporationΔ*	71,744	430,105
Addus HomeCare Corporation*	38,260	4,795,891
Agios Pharmaceuticals, Inc.Δ*	51,317	1,686,277
Amicus Therapeutics, Inc.*	183,925	1,732,573
AngioDynamics, Inc.Δ*	64,205	588,118
Anika Therapeutics, Inc.*	10,204	167,958
Ardelyx, Inc.Δ*	319,979	1,622,294
Artivion, Inc.Δ*	87,031	2,488,216
Atea Pharmaceuticals, Inc.*	18,644	62,457
AtriCure, Inc.*	73,294	2,239,865
Aveanna Healthcare Holdings, Inc.*	21,138	96,601
Axsome Therapeutics, Inc.*	21,443	1,814,292
Azenta, Inc.Δ*	26,657	1,332,850
Biote Corporation Class A*	13,914	85,989
Blueprint Medicines CorporationΔ*	33,903	2,957,020
CareDx, Inc.Δ*	43,823	938,250
Caribou Biosciences, Inc.Δ*	115,311	183,344
Castle Biosciences, Inc.*	11,296	301,038
CG oncology, Inc.Δ*	57,010	1,635,047
Codexis, Inc.*	28,186	134,447
CONMED CorporationΔ	27,712	1,896,609
Day One Biopharmaceuticals, Inc.Δ*	182,840	2,316,583
Editas Medicine, Inc.Δ*	87,899	111,632
Embecta Corporation	63,972	1,321,022
Enanta Pharmaceuticals, Inc.*	18,754	107,836
Enovis CorporationΔ*	57,688	2,531,349
Entrada Therapeutics, Inc.*	16,724	289,158
Envista Holdings Corporation*	50,106	966,545
Fate Therapeutics, Inc.Δ*	224,266	370,039
Generation Bio Co.*	13,247	14,042
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
GRAIL, Inc.Δ*	10,312	$184,069
Halozyme Therapeutics, Inc.Δ*	62,704	2,997,878
HealthEquity, Inc.*	9,165	879,382
Inogen, Inc.Δ*	27,721	254,202
Insmed, Inc.Δ*	131,021	9,045,690
Inspire Medical Systems, Inc.Δ*	20,000	3,707,600
Intra-Cellular Therapies, Inc.*	65,197	5,445,253
Iovance Biotherapeutics, Inc.*	147,341	1,090,323
Ironwood Pharmaceuticals, Inc.*	75,742	335,537
iTeos Therapeutics, Inc.*	69,641	534,843
Kodiak Sciences, Inc.Δ*	6,040	60,098
Krystal Biotech, Inc.*	16,950	2,655,387
Kyverna Therapeutics, Inc.Δ*	32,469	121,434
Lantheus Holdings, Inc.*	25,776	2,305,921
Ligand Pharmaceuticals, Inc.*	24,017	2,573,422
Lyell Immunopharma, Inc.Δ*	34,710	22,214
MacroGenics, Inc.*	11,976	38,922
Merit Medical Systems, Inc.*	31,749	3,070,763
Mersana Therapeutics, Inc.*	19,723	28,204
ModivCare, Inc.*	16,505	195,419
Nektar Therapeutics*	84,216	78,321
NeoGenomics, Inc.*	116,964	1,927,567
Nevro Corporation*	58,250	216,690
Omnicell, Inc.*	34,144	1,520,091
OraSure Technologies, Inc.*	74,869	270,277
Organogenesis Holdings, Inc.Δ*	395	1,264
Pacira BioSciences, Inc.Δ*	84,441	1,590,868
Patterson Cos., Inc.	20,002	617,262
Personalis, Inc.Δ*	1,000	5,780
Phibro Animal Health Corporation Class A	12,587	264,327
PMV Pharmaceuticals, Inc.Δ*	4,743	7,162
Prestige Consumer Healthcare, Inc.*	50,735	3,961,896
PTC Therapeutics, Inc.*	6,838	308,667
Pyxis Oncology, Inc.Δ*	6,100	9,516
Q32 Bio, Inc.Δ*	5,245	18,043
Sage Therapeutics, Inc.Δ*	40,157	218,053
Soleno Therapeutics, Inc.Δ*	36,300	1,631,685
Supernus Pharmaceuticals, Inc.Δ*	72,334	2,615,597
Sutro Biopharma, Inc.*	59,414	109,322
Theravance Biopharma, Inc.*	28,256	265,889
TransMedics Group, Inc.Δ*	27,979	1,744,491
Travere Therapeutics, Inc.Δ*	222,823	3,881,577
Vanda Pharmaceuticals, Inc.Δ*	62,384	298,819
Varex Imaging Corporation*	53,847	785,628
Vaxcyte, Inc.Δ*	45,350	3,712,351
Vericel CorporationΔ*	66,800	3,667,988
Verve Therapeutics, Inc.Δ*	87,978	496,196
Xencor, Inc.*	38,340	881,053
Zimvie, Inc.Δ*	16,272	226,994
Zymeworks, Inc.*	19,766	289,374
		102,631,833
Industrials — 18.3%
ABM Industries, Inc.Δ	49,564	2,536,685
ACV Auctions, Inc. Class A*	190,680	4,118,688
AerSale CorporationΔ*	3,641	22,938
Alamo Group, Inc.	7,643	1,420,910
	Shares	Value
Allegiant Travel Co.Δ	29,568	$2,782,940
Allient, Inc.	3,375	81,945
Ameresco, Inc. Class AΔ*	52,971	1,243,759
Applied Industrial Technologies, Inc.	29,322	7,021,739
ArcBest Corporation	9,591	895,032
Astec Industries, Inc.Δ	18,048	606,413
Astronics CorporationΔ*	2,619	41,799
Atkore, Inc.	10,267	856,781
Atmus Filtration Technologies, Inc.	18,885	739,914
AZEK Co., Inc. (The)*	80,500	3,821,335
Beacon Roofing Supply, Inc.*	22,007	2,235,471
Boise Cascade Co.	43,126	5,125,956
Brink's Co. (The)	26,801	2,486,329
Casella Waste Systems, Inc. Class A*	95,300	10,083,693
Chart Industries, Inc.Δ*	15,412	2,941,226
Columbus McKinnon CorporationΔ	60,522	2,253,839
Comfort Systems U.S.A., Inc.	9,500	4,028,570
Conduent, Inc.*	142,481	575,623
Construction Partners, Inc. Class A*	59,625	5,274,428
Covenant Logistics Group, Inc.	6,917	377,046
Deluxe CorporationΔ	28,478	643,318
DNOW, Inc.Δ*	57,043	742,129
DXP Enterprises, Inc.*	11,072	914,769
Enviri CorporationΔ*	50,932	392,176
Esab Corporation	47,865	5,740,928
ESCO Technologies, Inc.	14,762	1,966,446
ExlService Holdings, Inc.*	83,500	3,705,730
Exponent, Inc.	35,370	3,151,467
Federal Signal Corporation	43,394	4,009,172
First Advantage CorporationΔ*	81,876	1,533,538
Fluor Corporation*	19,146	944,281
FTAI Aviation, Ltd.Δ	12,949	1,865,174
FTAI Infrastructure, Inc.Δ	23,310	169,231
GMS, Inc.Δ*	25,807	2,189,208
H&E Equipment Services, Inc.Δ	35,727	1,749,194
Heartland Express, Inc.	38,937	436,873
Heidrick & Struggles International, Inc.Δ	18,849	835,199
Hexcel Corporation	24,000	1,504,800
Hillman Solutions Corporation*	57,150	556,641
Hub Group, Inc. Class A	27,912	1,243,759
Hudson Technologies, Inc.*	14,700	82,026
IBEX Holdings, Ltd.*	16,114	346,290
Insteel Industries, Inc.	9,725	262,672
Interface, Inc.	2,734	66,573
ITT, Inc.	19,330	2,761,870
John Bean Technologies CorporationΔ	10,402	1,322,094
Kadant, Inc.	9,478	3,269,815
KBR, Inc.	5,988	346,885
Kelly Services, Inc. Class A	28,679	399,785
Korn FerryΔ	12,921	871,522
Kratos Defense & Security Solutions, Inc.Δ*	60,900	1,606,542
Loar Holdings, Inc.Δ*	47,955	3,544,354
Lyft, Inc. Class A*	108,106	1,394,567
Manitowoc Co., Inc. (The)*	29,082	265,519
Matrix Service Co.*	13,555	162,253

See Notes to Financial Statements.

	Shares	Value
Mayville Engineering Co., Inc.*	13,469	$211,733
Mistras Group, Inc.Δ*	10,143	91,896
Montrose Environmental Group, Inc.Δ*	45,007	834,880
MYR Group, Inc.*	32,348	4,812,412
NV5 Global, Inc.*	38,560	726,470
Pangaea Logistics Solutions, Ltd.Δ	1,000	5,360
Paycor HCM, Inc.*	88,235	1,638,524
Proficient Auto Logistics, Inc.Δ*	24,259	195,770
Pursuit Attractions and Hospitality, Inc.*	31,600	1,343,316
Radiant Logistics, Inc.Δ*	5,066	33,942
RBC Bearings, Inc.*	10,500	3,140,970
Redwire CorporationΔ*	30,752	506,178
Regal Beloit Corporation	42,009	6,516,856
Resources Connection, Inc.Δ	39,548	337,344
RXO, Inc.Δ*	37,194	886,705
Ryder System, Inc.	530	83,136
Science Applications International Corporation	5,606	626,639
Shyft Group , Inc. (The)	16,925	198,700
Steelcase, Inc. Class A	71,077	840,130
Sun Country Airlines Holdings, Inc.Δ*	93,418	1,362,035
Tetra Tech, Inc.	105,780	4,214,275
Thermon Group Holdings, Inc.*	13,029	374,844
Timken Co. (The)	40,806	2,912,324
Titan Machinery, Inc.Δ*	21,939	309,998
TriNet Group, Inc.	5,196	471,641
Triumph Group, Inc.*	29,962	559,091
TrueBlue, Inc.Δ*	34,859	292,816
Tutor Perini CorporationΔ*	55,014	1,331,339
V2X, Inc.*	13,678	654,219
Vestis Corporation	58,816	896,356
Werner Enterprises, Inc.Δ	70,010	2,514,759
WESCO International, Inc.	664	120,157
WillScot Holdings CorporationΔ*	81,460	2,724,837
Zurn Water Solutions CorporationΔ	66,825	2,492,573
		156,832,084
Information Technology — 12.7%
Amkor Technology, Inc.	48,751	1,252,413
ASGN, Inc.Δ*	52,582	4,382,184
Astera Labs, Inc.Δ*	15,200	2,013,240
Avnet, Inc.	27,143	1,420,122
Axcelis Technologies, Inc.*	19,008	1,328,089
Box, Inc. Class A*	37,605	1,188,318
Clearwater Analytics Holdings, Inc. Class A*	245,051	6,743,803
CommScope Holding Co., Inc.*	53,209	277,219
Credo Technology Group Holding, Ltd.*	48,000	3,226,080
CS Disco, Inc.*	9,912	49,461
Dropbox, Inc. Class A*	33,270	999,431
E2open Parent Holdings, Inc.Δ*	147,395	392,071
FARO Technologies, Inc.*	14,927	378,549
FormFactor, Inc.Δ*	62,020	2,728,880
Ichor Holdings, Ltd.Δ*	57,094	1,839,569
Impinj, Inc.Δ*	15,310	2,223,930
	Shares	Value
Ingram Micro Holding CorporationΔ*	36,761	$712,796
Intapp, Inc.*	46,509	2,980,762
Kulicke & Soffa Industries, Inc.Δ	89,090	4,156,939
Lattice Semiconductor Corporation*	57,600	3,263,040
Logility Supply Chain Solutions, Inc.Δ	4,100	45,428
MACOM Technology Solutions Holdings, Inc.Δ*	18,415	2,392,293
Meridianlink, Inc.*	26,823	553,895
Methode Electronics, Inc.	11,597	136,729
NETGEAR, Inc.*	46,238	1,288,653
Nutanix, Inc. Class A*	19,509	1,193,561
ON24, Inc.Δ*	5,148	33,256
Onestream, Inc.Δ*	78,625	2,242,385
Onto Innovation, Inc.*	14,590	2,431,715
Ooma, Inc.*	7,608	106,968
PAR Technology Corporation*	44,300	3,219,281
PC Connection, Inc.	4,618	319,889
Progress Software CorporationΔ	33,182	2,161,807
Q2 Holdings, Inc.*	80,718	8,124,267
Rackspace Technology, Inc.Δ*	101,540	224,403
Rapid7, Inc.Δ*	61,445	2,471,932
Ribbon Communications, Inc.Δ*	57,602	239,624
Rubrik, Inc. Class AΔ*	6,125	400,330
ScanSource, Inc.Δ*	13,366	634,217
Semtech Corporation*	73,161	4,525,008
SentinelOne, Inc. Class A*	5,281	117,238
ServiceTitan, Inc. Class AΔ*	32,100	3,302,127
Silicon Laboratories, Inc.*	24,150	2,999,913
SPS Commerce, Inc.*	17,346	3,191,490
Synaptics, Inc.*	50,500	3,854,160
Telos Corporation*	15,385	52,617
Teradata Corporation*	22,645	705,392
UiPath, Inc. Class A*	66,248	842,012
Unisys Corporation*	45,734	289,496
Varonis Systems, Inc.*	62,706	2,786,027
Verint Systems, Inc.*	61,802	1,696,465
Vertex, Inc. Class AΔ*	105,000	5,601,750
Workiva, Inc.Δ*	77,670	8,504,865
Xperi, Inc.*	38,847	398,959
		108,645,048
Materials — 2.8%
AdvanSix, Inc.Δ	8,443	240,541
American Vanguard Corporation	34,790	161,078
Avient Corporation	3,305	135,042
Clearwater Paper CorporationΔ*	4,094	121,878
Coeur Mining, Inc.*	128,739	736,387
Commercial Metals Co.Δ	48,961	2,428,466
Core Molding Technologies, Inc.*	6,300	104,202
Graphic Packaging Holding Co.	106,183	2,883,930
Huntsman Corporation	10,199	183,888
Ingevity Corporation*	25,371	1,033,868
Kaiser Aluminum CorporationΔ	25,380	1,783,453
Koppers Holdings, Inc.	8,049	260,788
Kronos Worldwide, Inc.Δ	21,603	210,629
Louisiana-Pacific Corporation	6,666	690,264
Minerals Technologies, Inc.	61,111	4,657,269
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Olympic Steel, Inc.Δ	12,821	$420,657
Origin Materials, Inc.Δ*	43,995	56,314
Pactiv Evergreen, Inc.	13,549	236,701
Quaker Chemical Corporation	10,978	1,545,263
Radius Recycling, Inc.	29,994	456,509
Rayonier Advanced Materials, Inc.*	53,099	438,067
Ryerson Holding CorporationΔ	39,639	733,718
Scotts Miracle-Gro Co. (The)	11,314	750,571
Stepan Co.	3,307	213,963
Summit Materials, Inc. Class A*	43,044	2,178,026
SunCoke Energy, Inc.Δ	77,948	834,044
Valhi, Inc.	2,326	54,405
Worthington Steel, Inc.Δ	17,937	570,755
		24,120,676
Real Estate — 4.6%
Alpine Income Property Trust, Inc. REITΔ	5,135	86,217
American Healthcare REIT, Inc.	13,275	377,276
Americold Realty Trust REIT	52,198	1,117,037
Angel Oak Mortgage REIT, Inc.	5,449	50,567
Armada Hoffler Properties, Inc. REITΔ	110,876	1,134,261
Chatham Lodging Trust REITΔ	38,299	342,776
DiamondRock Hospitality Co. REITΔ	185,680	1,676,690
Diversified Healthcare Trust REITΔ	15,849	36,453
Douglas Elliman, Inc.*	70,943	118,475
Easterly Government Properties, Inc. REITΔ	114,478	1,300,470
EPR Properties REIT	21,429	948,876
Essential Properties Realty Trust, Inc. REIT	61,970	1,938,422
Forestar Group, Inc.Δ*	14,246	369,256
Four Corners Property Trust, Inc. REITΔ	77,204	2,095,317
Granite Point Mortgage Trust, Inc. REITΔ	5,198	14,502
Howard Hughes Holdings, Inc.*	2,696	207,376
Independence Realty Trust, Inc. REITΔ	135,627	2,690,840
InvenTrust Properties Corporation REITΔ	38,583	1,162,506
Kite Realty Group Trust REIT	120,761	3,048,008
LXP Industrial Trust REITΔ	241,535	1,961,264
National Storage Affiliates Trust REITΔ	110,335	4,182,800
Newmark Group, Inc. Class A	29,530	378,279
Orion Office REIT, Inc.Δ	47,531	176,340
Phillips Edison & Co., Inc. REIT	73,866	2,767,020
RE/MAX Holdings, Inc. Class A*	27,490	293,318
RLJ Lodging Trust REITΔ	119,419	1,219,268
RMR Group, Inc. (The) Class A	1,655	34,159
Ryman Hospitality Properties, Inc. REIT	16,569	1,728,809
Sunstone Hotel Investors, Inc. REITΔ	131,844	1,561,033
Terreno Realty Corporation REITΔ	62,434	3,692,347
UMH Properties, Inc. REITΔ	36,493	688,988
Whitestone REITΔ	9,817	139,107
	Shares	Value
Xenia Hotels & Resorts, Inc. REITΔ	94,778	$1,408,401
		38,946,458
Utilities — 1.0%
Black Hills Corporation	39,588	2,316,690
Northwest Natural Holding Co.	11,889	470,329
Northwestern Energy Group, Inc.Δ	43,221	2,310,595
Southwest Gas Holdings, Inc.	24,217	1,712,384
Spire, Inc.	28,315	1,920,606
		8,730,604
Total Common Stocks (Cost $664,672,047)		758,778,717
FOREIGN COMMON STOCKS — 6.5%
Bahamas — 0.2%
OneSpaWorld Holdings, Ltd.	72,474	1,442,233
Bermuda — 0.4%
Bank of NT Butterfield & Son, Ltd. (The)Δ	22,295	814,882
Hamilton Insurance Group, Ltd. Class B*	69,171	1,316,324
Teekay Tankers, Ltd. Class A	31,731	1,262,577
		3,393,783
Brazil — 0.4%
Embraer SA ADRΔ*	99,800	3,660,664
Canada — 0.8%
BRP, Inc.	20,149	1,024,979
DIRTT Environmental Solutions*	117,135	81,409
IMAX CorporationΔ*	95,658	2,448,845
Xenon Pharmaceuticals, Inc.Δ*	87,410	3,426,472
		6,981,705
Colombia — 0.3%
Tecnoglass, Inc.Δ	38,370	3,043,508
Ireland — 0.1%
Adient PLC*	11,373	195,957
Dole PLCΔ	50,475	683,431
		879,388
Israel — 2.2%
CyberArk Software, Ltd.*	26,670	8,885,111
Global-e Online, Ltd.*	81,600	4,449,648
JFrog, Ltd.*	176,500	5,190,865
		18,525,624
Italy — 0.3%
Stevanato Group SpAΔ	142,000	3,094,180
Jersey — 0.2%
Caledonia Mining Corporation PLCΔ	6,574	61,862
WNS Holdings, Ltd.*	29,362	1,391,465
		1,453,327
Monaco — 0.1%
Scorpio Tankers, Inc.	20,454	1,016,359
Netherlands — 0.5%
Merus NV*	33,800	1,421,290

See Notes to Financial Statements.

	Shares	Value
Newamsterdam Pharma Co. NVΔ*	101,094	$2,598,116
		4,019,406
Norway — 0.1%
Golden Ocean Group, Ltd.	68,427	613,106
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA	2,200	78,254
Sweden — 0.1%
Loomis AB	22,311	678,373
United Kingdom — 0.8%
Cushman & Wakefield PLCΔ*	173,512	2,269,537
Fidelis Insurance Holdings, Ltd.Δ	91,185	1,653,184
Gates Industrial Corporation PLC*	99,719	2,051,220
Luxfer Holdings PLCΔ	6,133	80,281
Sensata Technologies Holding PLC	21,829	598,114
		6,652,336
Total Foreign Common Stocks (Cost $46,292,872)		55,532,246
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP	40,081	688,591
TXO Partners LPΔ	18,733	315,464
Total Master Limited Partnership (Cost $1,114,944)		1,004,055
	Shares	Value
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	$ —
Omniab, Inc.†††*	7,376	1
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		2
MONEY MARKET FUNDS — 6.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	13,511,512	13,511,512
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	45,178,540	45,178,540
Total Money Market Funds (Cost $58,690,052)		58,690,052
TOTAL INVESTMENTS — 102.2% (Cost $770,769,915)		874,005,072
Liabilities in Excess of Other Assets — (2.2)%		(19,068,266)
NET ASSETS — 100.0%		$854,936,806
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	03/2025	268	$30,147,320	$(595,405)
Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/28/25	U.S. Dollars	697,525	Swedish Kronor	7,570,256	CITI	$10,017
Subtotal Appreciation						$10,017
03/28/25	Swedish Kronor	216,417	U.S. Dollars	19,908	CITI	$(254)
Subtotal Depreciation						$(254)
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$9,763
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$758,778,717	$758,778,717	$—	$—
Foreign Common Stocks	55,532,246	55,532,246	—	—
Master Limited Partnership	1,004,055	1,004,055	—	—
Money Market Funds	58,690,052	58,690,052	—	—
Rights	2	—	—	2
Total Assets - Investments in Securities	$874,005,072	$874,005,070	$ —	$2
Other Financial Instruments***
Forward Foreign Currency Contracts	$10,017	$—	$10,017	$—
Total Assets - Other Financial Instruments	$10,017	$ —	$10,017	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(254)	$—	$(254)	$—
Futures Contracts	(595,405)	(595,405)	—	—
Total Liabilities - Other Financial Instruments	$(595,659)	$(595,405)	$(254)	$ —

***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended December 31, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2024.

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCK — 0.4%
Communication Services — 0.4%
Spotify Technology SA* (Cost $5,306,301)	11,022	$4,931,022
FOREIGN COMMON STOCKS — 93.4%
Australia — 6.6%
ANZ Group Holdings, Ltd.	314,264	5,537,270
APA Group	56,822	244,627
ASX, Ltd.	9,397	377,882
BHP Group, Ltd.	347,822	8,485,036
BlueScope Steel, Ltd.	21,263	245,866
Brambles, Ltd.	67,348	800,980
CAR Group, Ltd.	113,339	2,522,232
Cochlear, Ltd.	7,986	1,430,121
Coles Group, Ltd.	137,380	1,603,712
Commonwealth Bank of Australia	108,232	10,241,043
Computershare, Ltd.	31,223	655,886
CSL, Ltd.	48,664	8,489,477
Fortescue, Ltd.	97,382	1,096,576
Goodman Group REIT	146,925	3,229,699
GPT Group (The) REIT	56,319	151,717
Insurance Australia Group, Ltd.	115,449	603,824
Macquarie Group, Ltd.	21,263	2,907,992
Medibank Pvt., Ltd.	179,765	421,351
Mineral Resources, Ltd.	7,000	147,734
Mirvac Group REIT	260,355	301,102
National Australia Bank, Ltd.	219,242	5,023,345
Northern Star Resources, Ltd.	45,766	434,831
Orica, Ltd.	17,805	182,527
Origin Energy, Ltd.	81,077	546,141
Qantas Airways, Ltd.*	66,392	367,541
QBE Insurance Group, Ltd.	75,406	895,512
REA Group, Ltd.Δ	4,130	594,157
Rio Tinto, Ltd.	19,717	1,429,738
Santos, Ltd.	155,840	645,318
Scentre Group REIT	265,947	562,970
SEEK, Ltd.	16,462	229,087
SGH, Ltd.	9,000	256,027
Sonic Healthcare, Ltd.	65,006	1,084,227
South32, Ltd.	212,814	446,395
Stockland REIT	133,688	396,525
Suncorp Group, Ltd.	68,156	800,753
Telstra Corporation, Ltd.	341,734	846,920
Transurban Group	515,872	4,263,687
Vicinity Centres REIT	216,299	280,330
Wesfarmers, Ltd.	122,996	5,433,663
Westpac Banking Corporation	194,992	3,892,234
WiseTech Global, Ltd.	8,455	631,193
Woodside Energy Group, Ltd.	112,500	1,742,056
Woolworths Group, Ltd.	99,504	1,875,719
		82,355,023
Austria — 0.2%
Erste Group Bank AG	21,419	1,325,753
OMV AG	10,806	419,075
Verbund AG	5,255	381,038
		2,125,866
	Shares	Value
Belgium — 1.0%
Ageas SA/NV	10,480	$509,539
D'ieteren Group	2,641	439,324
Elia Group SA/NVΔ	2,782	214,055
Groupe Bruxelles Lambert NV	5,725	391,452
KBC Group NV	21,628	1,669,883
Lotus Bakeries NV	278	3,111,685
Sofina SA	865	195,256
Syensqo SA	9,910	723,726
UCB SA	22,770	4,532,683
Warehouses De Pauw CVA REIT	12,888	253,355
		12,040,958
Denmark — 2.9%
AP Moeller - Maersk A/S Class A	649	1,044,156
AP Moeller - Maersk A/S Class B	810	1,347,646
Coloplast A/S Class BΔ	32,701	3,582,792
Danske Bank A/S	157,273	4,459,110
Demant A/SΔ*	97,922	3,604,140
DSV A/S	29,383	6,257,571
Genmab A/S*	15,830	3,305,980
Novonesis (Novozymes) B	43,669	2,474,574
Orsted A/S 144AΔ*	30,730	1,387,575
Pandora A/S	15,325	2,803,793
ROCKWOOL International A/S Class B	2,073	737,649
Tryg A/SΔ	63,880	1,347,506
Vestas Wind Systems A/SΔ*	247,117	3,389,679
Zealand Pharma A/S*	4,701	467,632
		36,209,803
Finland — 1.0%
Elisa OYJ	7,229	313,005
Fortum OYJ	22,487	314,807
Kesko OYJ Class BΔ	12,949	244,313
Kone OYJ Class B	19,989	974,466
Neste OYJΔ	21,037	266,228
Nokia OYJ	358,262	1,584,743
Nordea Bank Abp	334,779	3,652,691
Orion OYJ Class B	17,254	764,588
Sampo OYJ Class A	35,114	1,434,230
Stora Enso OYJ, R SharesΔ	34,560	347,813
UPM-Kymmene OYJ	72,893	2,004,529
		11,901,413
France — 9.5%
Accor SA	16,778	816,042
Aeroports de Paris SA	2,268	262,603
Air Liquide SA	52,196	8,484,969
Alstom SA*	16,417	366,314
Arkema SA	2,715	206,591
AXA SA	172,306	6,132,310
BNP Paribas SA	86,911	5,336,060
Bollore SE	40,000	245,962
Bouygues SA	11,283	334,096
Bureau Veritas SA	15,449	469,344
Capgemini SE	16,330	2,667,142
Carrefour SA	98,085	1,396,026
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cie de Saint-Gobain SA	46,241	$4,109,054
Cie Generale des Etablissements Michelin SCA	56,663	1,864,523
Credit Agricole SA	44,532	612,739
Danone SA	65,297	4,412,756
Dassault Systemes SE	41,281	1,428,485
Edenred SE	19,978	656,797
Eiffage SA	6,925	607,263
Engie SA	106,227	1,684,698
EssilorLuxottica SA	32,824	8,006,754
Eurazeo SE	3,083	229,958
Gecina SA REIT	2,894	271,125
Getlink SE	29,669	473,093
Hermes International SCA	2,818	6,761,431
Ipsen SA	33,962	3,892,751
Kering SA	5,668	1,399,970
Klepierre REIT	14,221	409,558
L’Oreal SA	22,503	7,966,132
Legrand SA	16,102	1,566,264
Orange SA	132,848	1,325,535
Publicis Groupe SA	13,734	1,462,117
Renault SA	16,883	821,930
Rexel SA	12,000	305,634
Safran SA	34,165	7,485,812
Sartorius Stedim Biotech	3,225	629,615
Schneider Electric SE	46,343	11,537,372
Societe Generale SA	58,734	1,648,400
Sodexo SAΔ	8,568	706,019
Teleperformance SE	3,388	290,600
Thales SA	6,325	908,241
TotalEnergies SE	188,051	10,477,239
Unibail-Rodamco-Westfield CDI	10,140	37,801
Unibail-Rodamco-Westfield REIT*	6,095	459,043
Veolia Environnement SA	38,312	1,074,940
Vinci SA	50,394	5,188,396
		117,429,504
Germany — 8.4%
adidas AG	11,209	2,757,016
Allianz SE	33,506	10,298,510
BASF SE	53,716	2,355,507
Bayerische Motoren Werke AG	59,384	4,857,015
Bechtle AG	3,882	124,504
Beiersdorf AG	11,389	1,462,865
Brenntag SE	7,869	473,231
Carl Zeiss Meditec AG	4,095	191,713
Commerzbank AG	49,702	816,230
Continental AG	4,960	334,222
Covestro AG*	8,920	535,907
Daimler Truck Holding AG	27,061	1,036,493
Delivery Hero SE 144A*	7,927	222,687
Deutsche Bank AG	104,927	1,810,715
Deutsche Boerse AG	19,154	4,412,245
Deutsche Lufthansa AG	49,931	320,892
Deutsche Post AG	60,860	2,148,504
Deutsche Telekom AG	249,528	7,476,632
E.ON SE	245,743	2,862,428
Evonik Industries AG	13,302	231,216
	Shares	Value
Fresenius Medical Care AG	15,717	$715,608
Fresenius SE & Co. KGaA*	57,197	1,985,364
GEA Group AG	7,555	375,281
Hannover Rueck SE	3,483	872,211
HeidelbergCement AG	9,249	1,142,836
Infineon Technologies AG	97,044	3,167,686
LEG Immobilien SE	1,506	127,737
Mercedes-Benz Group AG	67,967	3,789,282
MTU Aero Engines AG	2,932	979,276
Muenchener Rueckversicherungs-Gesellschaft AG	12,326	6,219,238
Nemetschek SE	785	76,256
Puma SE	13,626	626,534
Rheinmetall AG	2,384	1,523,157
RWE AG	33,871	1,011,509
SAP SE	78,214	19,238,633
Siemens AG	61,317	11,956,493
Siemens Energy AG*	30,866	1,638,109
Siemens Healthineers AG 144A	25,788	1,361,785
Symrise AG	6,729	717,800
Vonovia SE	53,405	1,625,802
Zalando SE 144A*	10,454	349,720
		104,228,849
Hong Kong — 1.7%
AIA Group, Ltd.	822,600	5,908,623
BOC Hong Kong Holdings, Ltd.	214,500	684,928
CK Asset Holdings, Ltd.	161,057	657,333
CLP Holdings, Ltd.	156,000	1,308,417
Futu Holdings, Ltd. ADR	2,522	201,735
Hang Seng Bank, Ltd.	34,300	420,135
Henderson Land Development Co., Ltd.	71,275	216,067
HKT Trust & HKT, Ltd.	289,000	356,922
Hong Kong & China Gas Co., Ltd.	562,138	447,904
Hong Kong Exchanges and Clearing, Ltd.	127,197	4,760,825
Hongkong Land Holdings, Ltd.	52,200	232,441
Jardine Matheson Holdings, Ltd.	13,200	540,319
Link REIT	167,091	702,703
MTR Corporation, Ltd.	183,463	637,324
Power Assets Holdings, Ltd.	86,500	602,418
Sino Land Co., Ltd.	356,447	359,670
SITC International Holdings Co., Ltd.	59,000	156,452
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	109,500	1,041,930
Swire Pacific, Ltd. Class A	22,500	203,481
Techtronic Industries Co., Ltd.	71,500	939,935
WH Group, Ltd. 144A	585,591	451,277
Wharf Real Estate Investment Co., Ltd.	115,000	292,505
		21,123,344
Ireland — 0.3%
Bank of Ireland Group PLC	80,800	736,851
DCC PLC	5,616	359,851
James Hardie Industries PLC CDI*	25,315	780,228
Kerry Group PLC Class A	15,874	1,530,992

See Notes to Financial Statements.

	Shares	Value
Kingspan Group PLC	13,457	$978,291
		4,386,213
Israel — 0.7%
Azrieli Group, Ltd.Δ	1,239	102,258
Bank Hapoalim BM	76,213	920,055
Bank Leumi Le-Israel BM	172,431	2,051,468
Check Point Software Technologies, Ltd.*	11,172	2,085,813
CyberArk Software, Ltd.*	2,381	793,230
Elbit Systems, Ltd.	1,618	424,264
ICL Group, Ltd.	5,905	29,164
Israel Discount Bank, Ltd. Class A	52,953	362,242
Mizrahi Tefahot Bank, Ltd.	11,154	482,846
Nice, Ltd.*	3,728	633,102
Wix.com, Ltd.*	2,346	503,334
		8,387,776
Italy — 2.2%
Amplifon SpAΔ	15,067	388,246
Enel SpA	710,480	5,070,113
Eni SpA	160,136	2,190,395
FinecoBank Banca Fineco SpA	27,715	483,703
Generali	104,358	2,952,486
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	267,344
Intesa Sanpaolo SpA	1,080,817	4,334,961
Mediobanca Banca di Credito Finanziario SpAΔ	21,353	311,838
Moncler SpA	72,849	3,845,740
Nexi SpA 144A*	24,702	137,495
Poste Italiane SpA 144A	25,999	367,706
Prysmian SpA	11,108	710,872
Recordati Industria Chimica e Farmaceutica SpA	16,364	857,873
Snam SpA	116,668	517,161
Terna - Rete Elettrica Nazionale	90,920	718,434
UniCredit SpA	115,651	4,631,634
		27,786,001
Japan — 21.7%
Advantest Corporation	72,600	4,127,952
Aeon Co., Ltd.Δ	52,800	1,235,700
AGC, Inc.Δ	9,300	271,662
Aisin Corporation	10,800	120,660
Ajinomoto Co., Inc.	48,800	1,986,690
Asahi Kasei Corporation	49,000	337,622
Bandai Namco Holdings, Inc.	35,400	844,122
Bridgestone CorporationΔ	41,300	1,388,222
Brother Industries, Ltd.	21,000	355,237
Canon, Inc.Δ	66,900	2,173,023
Capcom Co., Ltd.	35,200	765,724
Central Japan Railway Co.	36,500	684,943
Chugai Pharmaceutical Co., Ltd.Δ	93,800	4,134,811
Dai Nippon Printing Co., Ltd.	23,000	321,854
Daifuku Co., Ltd.Δ	14,100	289,683
Dai-ichi Life Holdings, Inc.	49,600	1,321,659
Daiichi Sankyo Co., Ltd.	197,500	5,404,241
Daikin Industries, Ltd.	15,200	1,773,550
	Shares	Value
Daito Trust Construction Co., Ltd.	3,500	$391,281
Daiwa House Industry Co., Ltd.	127,200	3,905,189
Denso Corporation	118,000	1,626,866
Dentsu Group, Inc.Δ	11,700	281,158
Disco Corporation	7,700	2,042,636
East Japan Railway Co.	51,900	919,196
Eisai Co., Ltd.Δ	27,700	754,260
ENEOS Holdings, Inc.	106,250	557,404
FANUC Corporation	55,000	1,436,763
Fast Retailing Co., Ltd.	19,000	6,409,493
Fuji Electric Co., Ltd.	5,000	267,309
FUJIFILM Holdings Corporation	64,500	1,334,480
Fujitsu, Ltd.	99,000	1,739,091
Hankyu Hanshin Holdings, Inc.	14,100	367,509
Hikari Tsushin, Inc.	1,200	260,460
Hitachi, Ltd.	335,000	8,204,170
Honda Motor Co., Ltd.	451,800	4,301,501
Hoya Corporation	41,700	5,175,233
Inpex CorporationΔ	52,800	664,301
Isuzu Motors, Ltd.	25,100	341,445
ITOCHU Corporation	91,300	4,489,621
Japan Exchange Group, Inc.	51,600	572,524
Japan Post Bank Co., Ltd.	120,000	1,134,198
Japan Post Holdings Co., Ltd.	105,100	989,805
Japan Real Estate Investment Corporation REIT	415	284,758
JFE Holdings, Inc.	24,900	280,376
Kansai Electric Power Co., Inc. (The)	36,900	408,995
Kao CorporationΔ	54,100	2,188,971
KDDI Corporation	95,000	3,025,807
Keyence Corporation	15,200	6,178,369
Kobe Bussan Co., Ltd.	8,600	187,996
Komatsu, Ltd.	54,200	1,476,536
Konami Holdings Corporation	5,500	514,637
Kubota CorporationΔ	52,500	608,200
Kyocera Corporation	75,600	749,327
Kyowa Kirin Co., Ltd.	87,100	1,309,808
Lasertec Corporation	4,200	393,729
LY Corporation	129,000	341,088
M3, Inc.	36,000	311,935
Marubeni Corporation	83,500	1,253,216
MatsukiyoCocokara & Co.	27,000	393,090
McDonald’s Holdings Co. Japan, Ltd.Δ	18,000	707,078
MEIJI Holdings Co., Ltd.	16,000	325,501
MINEBEA MITSUMI, Inc.	14,700	235,466
Mitsubishi Chemical Group Corporation	63,200	319,200
Mitsubishi CorporationΔ	241,900	3,957,901
Mitsubishi Electric Corporation	108,700	1,835,481
Mitsubishi Estate Co., Ltd.	66,800	927,301
Mitsubishi Heavy Industries, Ltd.	213,200	2,972,851
Mitsubishi UFJ Financial Group, Inc.	860,700	10,048,419
Mitsui & Co., Ltd.	163,200	3,384,625
Mitsui Chemicals, Inc.	9,400	205,197
Mitsui Fudosan Co., Ltd.	157,200	1,257,180
Mitsui OSK Lines, Ltd.	11,300	393,221
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Mizuho Financial Group, Inc.	182,590	$4,457,487
MonotaRO Co., Ltd.	11,900	202,226
MS&AD Insurance Group Holdings, Inc.	72,600	1,567,980
Murata Manufacturing Co., Ltd.	100,800	1,599,175
NEC Corporation	13,600	1,163,848
Nexon Co., Ltd.Δ	24,400	362,959
Nidec Corporation	45,600	819,051
Nintendo Co., Ltd.	96,000	5,591,212
Nippon Building Fund, Inc. REITΔ	345	268,378
Nippon Paint Holdings Co., Ltd.	41,100	265,359
Nippon Sanso Holdings Corporation	8,800	244,182
Nippon Steel Corporation	45,400	912,342
Nippon Telegraph & Telephone Corporation	1,725,000	1,723,040
Nippon Yusen KK	25,500	848,730
Nissan Motor Co., Ltd.	112,800	342,104
Nissin Foods Holdings Co., Ltd.	23,100	558,061
Nitori Holdings Co., Ltd.Δ	4,000	473,970
Nitto Denko Corporation	35,500	593,518
Nomura Holdings, Inc.	229,400	1,330,942
Nomura Research Institute, Ltd.	18,157	533,118
NTT Data CorporationΔ	31,300	595,165
Obic Co., Ltd.	18,000	535,650
Olympus Corporation	139,900	2,088,742
Omron Corporation	8,300	279,470
Ono Pharmaceutical Co., Ltd.Δ	86,300	898,511
Oracle Corporation	700	66,995
Oriental Land Co., Ltd.	82,400	1,776,228
ORIX Corporation	202,600	4,352,637
Osaka Gas Co., Ltd.	15,000	328,074
Otsuka Corporation	13,800	315,603
Otsuka Holdings Co., Ltd.Δ	61,000	3,318,396
Pan Pacific International Holdings Corporation	18,800	510,735
Panasonic Holdings Corporation	133,300	1,362,407
Recruit Holdings Co., Ltd.	117,000	8,132,426
Renesas Electronics CorporationΔ	94,400	1,194,635
Resona Holdings, Inc.	94,500	681,230
Ricoh Co., Ltd.	26,200	297,545
SBI Holdings, Inc.	9,400	236,091
SCREEN Holdings Co., Ltd.Δ	4,000	236,149
Secom Co., Ltd.	25,000	848,997
Seiko Epson Corporation	18,200	328,383
Sekisui House, Ltd.	33,600	801,163
Seven & i Holdings Co., Ltd.	215,100	3,372,258
SG Holdings Co., Ltd.	13,100	125,224
Shimadzu CorporationΔ	12,300	344,257
Shimano, Inc.	3,600	484,263
Shin-Etsu Chemical Co., Ltd.	154,800	5,098,668
Shionogi & Co., Ltd.	231,600	3,248,229
Shiseido Co., Ltd.Δ	35,800	633,058
SMC Corporation	3,300	1,281,462
SoftBank Corporation	1,711,800	2,160,871
SoftBank Group Corporation	97,600	5,577,429
Sompo Holdings, Inc.	67,800	1,756,716
Sony Group Corporation	521,000	10,980,365
Subaru Corporation	32,200	572,140
	Shares	Value
Sumitomo Corporation	197,800	$4,280,622
Sumitomo Electric Industries, Ltd.	65,100	1,163,823
Sumitomo Metal Mining Co., Ltd.	10,900	248,509
Sumitomo Mitsui Financial Group, Inc.	249,600	5,990,461
Sumitomo Mitsui Trust Group, Inc.	22,900	534,933
Sumitomo Realty & Development Co., Ltd.	9,600	298,548
Suntory Beverage & Food, Ltd.	26,700	848,312
Suzuki Motor Corporation	84,600	947,888
Sysmex Corporation	43,500	797,559
T&D Holdings, Inc.	22,500	411,834
Taisei Corporation	13,300	557,254
Takeda Pharmaceutical Co., Ltd.	208,236	5,512,490
TDK Corporation	112,900	1,453,993
Terumo Corporation	140,200	2,706,664
TIS, Inc.	14,800	349,578
Tokio Marine Holdings, Inc.	150,500	5,401,163
Tokyo Electric Power Co. Holdings, Inc.*	137,600	411,303
Tokyo Electron, Ltd.	35,500	5,336,338
Tokyo Gas Co., Ltd.Δ	23,400	648,337
Tokyu Corporation	27,000	287,734
TOPPAN Holdings, Inc.	15,000	397,923
Toyota Industries Corporation	6,500	522,766
Toyota Motor Corporation	838,480	16,371,525
Toyota Tsusho Corporation	30,000	530,536
Trend Micro, Inc.	8,500	458,261
Unicharm Corporation	78,900	650,453
West Japan Railway Co.	18,600	329,441
Yakult Honsha Co., Ltd.	23,000	435,673
Yamaha Motor Co., Ltd.Δ	42,900	377,979
Yaskawa Electric CorporationΔ	11,200	285,826
Yokogawa Electric Corporation	22,800	484,941
ZOZO, Inc.	5,700	175,548
		270,065,576
Jersey — 0.6%
Experian PLC	66,013	2,837,231
Glencore PLC*	868,456	3,824,835
WPP PLC	45,700	471,069
		7,133,135
Luxembourg — 0.1%
ArcelorMittal SA	34,529	802,257
Eurofins Scientific SE	12,824	654,054
		1,456,311
Netherlands — 5.6%
Adyen NV 144A*	1,167	1,734,254
Aegon, Ltd.	118,218	703,481
AerCap Holdings NV	9,818	939,583
Airbus SE	53,921	8,634,424
Akzo Nobel NV	10,566	634,203
Argenx SE*	2,000	1,243,020
Argenx SE (Euronext Brussels Exchange)*	6,029	3,724,185
ASM International NV	2,646	1,529,879
ASML Holding NV	31,091	21,777,216

See Notes to Financial Statements.

	Shares	Value
Euronext NV 144A	4,841	$543,098
EXOR NV	6,961	638,155
Ferrari NV	10,866	4,636,512
Ferrovial SEΔ	26,684	1,120,051
IMCD NV	2,480	368,555
ING Groep NV	200,643	3,144,395
JDE Peet's NV	20,956	360,044
Koninklijke Ahold Delhaize NV	89,313	2,913,293
Koninklijke KPN NV	184,467	672,648
Koninklijke Philips NV*	90,725	2,298,180
NN Group NV	16,401	715,224
Prosus NV*	109,409	4,346,256
QIAGEN NV*	24,743	1,109,076
Stellantis NV	165,970	2,159,009
STMicroelectronics NV	37,246	932,895
Tenaris SA	20,000	377,569
Universal Music Group NV	64,973	1,661,953
Wolters Kluwer NV	6,771	1,124,964
		70,042,122
New Zealand — 0.2%
Auckland International Airport, Ltd.	81,824	398,290
Fisher & Paykel Healthcare Corporation, Ltd.	50,139	1,077,646
Xero, Ltd.*	7,519	782,450
		2,258,386
Norway — 0.6%
Aker BP ASA	14,477	284,596
DNB Bank ASA	42,517	848,828
Equinor ASA	113,781	2,698,779
Gjensidige Forsikring ASA	8,027	141,735
Kongsberg Gruppen ASA	2,955	332,457
Mowi ASA	33,947	581,793
Norsk Hydro ASA	67,659	372,171
Orkla ASA	106,700	923,078
Salmar ASA	6,863	326,191
Telenor ASA	21,933	244,710
Yara International ASA	10,434	276,207
		7,030,545
Portugal — 0.2%
EDP SA	454,225	1,453,075
Galp Energia SGPS SA	27,004	447,582
Jeronimo Martins SGPS SA	19,382	370,418
		2,271,075
Singapore — 1.8%
CapitaLand Ascendas REIT	157,957	296,637
CapitaLand Integrated Commercial Trust REIT	449,753	634,247
Capitaland Investment, Ltd.Δ	174,460	334,451
DBS Group Holdings, Ltd.	143,506	4,598,716
Grab Holdings, Ltd. Class A*	55,000	259,600
Keppel, Ltd.	84,500	423,359
Oversea-Chinese Banking Corporation, Ltd.	265,140	3,238,175
Sea, Ltd. ADR*	28,281	3,000,614
Singapore Airlines, Ltd.	190,850	899,753
	Shares	Value
Singapore Exchange, Ltd.	338,000	$3,150,705
Singapore Telecommunications, Ltd.	754,500	1,699,759
United Overseas Bank, Ltd.	116,959	3,105,948
Wilmar International, Ltd.	258,000	585,592
		22,227,556
Spain — 2.8%
Acciona SAΔ	827	93,063
ACS Actividades de Construccion y Servicios SA	10,481	525,229
Aena SME SA 144A	3,930	802,104
Amadeus IT Group SA	70,674	4,988,470
Banco Bilbao Vizcaya Argentaria SA	426,478	4,172,848
Banco Santander SA	1,346,523	6,229,355
CaixaBank SA	262,455	1,424,914
Cellnex Telecom SA 144A*	28,971	915,094
EDP Renovaveis SA	19,128	198,671
Endesa SA	13,556	291,512
Grifols SAΔ*	31,106	293,953
Iberdrola SA	568,636	7,835,934
Industria de Diseno Textil SA	97,714	5,005,299
Redeia Corporation SA	23,715	404,965
Repsol SAΔ	52,755	641,921
Telefonica SAΔ	320,126	1,306,396
		35,129,728
Sweden — 2.9%
Alfa Laval AB	14,717	615,981
Assa Abloy AB, B Shares	75,283	2,223,582
Atlas Copco AB, A Shares	262,207	4,001,713
Atlas Copco AB, B Shares	218,000	2,945,400
Boliden AB	12,271	345,243
Epiroc AB, A Shares	196,862	3,430,835
EQT AB	12,795	353,703
Essity AB, B Shares	59,852	1,599,645
Fastighets AB Balder, B SharesΔ*	28,806	200,483
Getinge AB, B Shares	12,152	199,337
H & M Hennes & Mauritz AB, B SharesΔ	42,435	571,974
Hexagon AB, B Shares	134,111	1,280,417
Industrivarden AB, A Shares	92,534	2,924,921
Industrivarden AB, C SharesΔ	18,571	586,575
Investment AB Latour, B SharesΔ	9,171	228,759
Investor AB, B Shares	38,911	1,030,633
L E Lundbergforetagen AB, B Shares	5,888	266,797
Nibe Industrier AB, B SharesΔ	74,413	290,803
Sagax AB, B Shares	11,741	240,951
Sandvik AB	81,379	1,459,238
Securitas AB, B SharesΔ	23,710	293,149
Skandinaviska Enskilda Banken AB, A Shares	129,780	1,778,517
Skanska AB, B Shares	13,311	279,895
SKF AB, B Shares	17,959	337,082
Svenska Cellulosa AB SCA, B SharesΔ	49,432	626,975
Svenska Handelsbanken AB, A Shares	80,926	835,565
Swedbank AB, A Shares	41,659	822,597
Swedish Orphan Biovitrum AB*	26,881	771,163
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Tele2 AB, B Shares	37,286	$368,181
Telefonaktiebolaget LM Ericsson, B Shares	166,228	1,346,190
Telia Co. AB	126,527	351,680
Volvo AB, B Shares	150,875	3,666,591
		36,274,575
Switzerland — 9.0%
ABB, Ltd.	122,321	6,605,152
Alcon AG	56,754	4,812,032
Bachem Holding AG Class BΔ	3,310	211,681
Barry Callebaut AG	404	537,911
Chocoladefabriken Lindt & Spruengli AG	331	3,671,728
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	879,153
Cie Financiere Richemont SA	40,877	6,183,636
Clariant AG*	4,630	51,676
Coca-Cola HBC AG CDI*	53,299	1,820,798
DSM-Firmenich AG	10,715	1,083,116
EMS-Chemie Holding AG	227	153,173
Geberit AG	1,229	696,996
Givaudan SA	496	2,168,207
Holcim, Ltd.*	30,626	2,948,823
Julius Baer Group, Ltd.	11,052	716,958
Kuehne + Nagel International AG	1,928	442,367
Logitech International SA	9,124	753,152
Lonza Group AG	11,846	6,991,969
Nestle SA	210,778	17,292,903
Partners Group Holding AG	3,003	4,078,955
Roche Holding AG	64,691	18,088,040
Roche Holding AG (Swiss Exchange)	12,102	3,614,844
Sandoz Group AG	64,284	2,635,169
SGS SA	4,921	493,662
SIG Group AGΔ*	6,984	138,094
Sika AG	16,441	3,922,940
Straumann Holding AGΔ	13,370	1,684,106
Swiss Life Holding AG	1,032	796,774
Swiss Re AG	16,099	2,331,692
Temenos AG	3,832	270,770
UBS Group AG	286,904	8,784,068
VAT Group AG 144A	1,112	420,463
Zurich Insurance Group AG	10,683	6,353,881
		111,634,889
United Kingdom — 13.4%
3i Group PLC	96,813	4,309,461
Admiral Group PLC	8,048	265,874
Anglo American PLC	97,180	2,873,337
Antofagasta PLC	23,560	466,712
Ashtead Group PLC	30,479	1,885,678
Associated British Foods PLCΔ	48,376	1,233,994
Auto Trader Group PLC 144A	54,162	535,925
Aviva PLC	188,579	1,105,282
BAE Systems PLC	272,243	3,905,403
Barclays PLC	1,098,843	3,675,848
Barratt Redrow PLC	90,118	494,017
Berkeley Group Holdings PLC	14,611	711,064
	Shares	Value
BP PLC	1,599,495	$7,906,255
BT Group PLCΔ	253,308	456,584
Bunzl PLC	26,142	1,076,401
Centrica PLC	350,000	583,931
CK Hutchison Holdings, Ltd.	212,500	1,129,745
CK Infrastructure Holdings, Ltd.	35,000	259,821
Coca-Cola Europacific Partners PLC	46,506	3,572,126
Compass Group PLC	173,434	5,770,745
Croda International PLC	8,431	356,608
Haleon PLC	681,639	3,214,033
Halma PLC	38,546	1,293,178
Hargreaves Lansdown PLC	23,678	324,914
Hikma Pharmaceuticals PLC	171,485	4,275,430
HSBC Holdings PLC	1,466,177	14,402,406
Informa PLC	57,112	569,613
InterContinental Hotels Group PLC	22,571	2,808,367
Intertek Group PLC	16,272	961,347
J Sainsbury PLC	118,172	403,810
JD Sports Fashion PLC	259,615	310,304
Kingfisher PLC	252,818	785,849
Land Securities Group PLC REIT	93,472	682,625
Legal & General Group PLC	1,414,396	4,061,195
Lloyds Banking Group PLC	6,085,048	4,155,654
London Stock Exchange Group PLC	40,951	5,780,437
M&G PLC	174,268	431,249
Mondi PLC	44,958	669,319
National Grid PLC	502,050	5,964,482
NatWest Group PLC	356,433	1,786,177
Next PLC	15,694	1,861,657
Pearson PLC	41,042	658,126
Persimmon PLC	15,563	232,471
Phoenix Group Holdings PLC	52,209	332,687
Prudential PLC	209,227	1,660,431
Reckitt Benckiser Group PLC	86,635	5,244,084
RELX PLC	127,773	5,789,265
Rentokil Initial PLC	164,319	820,194
Rio Tinto PLC	108,199	6,386,996
Rolls-Royce Holdings PLC*	802,696	5,692,233
Sage Group PLC (The)	115,730	1,838,774
Schroders PLC	111,805	451,930
Segro PLC REIT	82,405	722,780
Severn Trent PLC	25,238	791,273
Shell PLC	490,445	15,287,663
Smith & Nephew PLC	86,838	1,076,133
Smiths Group PLC	48,466	1,039,138
Spirax Group PLC	6,430	550,029
SSE PLC	63,689	1,276,614
Standard Chartered PLC	147,424	1,814,967
Taylor Wimpey PLC	203,676	309,996
Tesco PLC	610,319	2,807,073
Unilever PLC	198,223	11,263,155
United Utilities Group PLC	72,451	953,076
Vodafone Group PLC	1,287,411	1,098,264

See Notes to Financial Statements.

	Shares	Value
Whitbread PLC	28,617	$1,053,391
		166,467,600
Total Foreign Common Stocks (Cost $1,052,460,937)		1,159,966,248
FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische MotorenWerke AG 8.30%◊	7,785	583,213
Dr. Ing hc F Porsche AG 3.96% 144A◊	6,210	376,322
Henkel AG & Co. KGaA 2.19%◊	13,912	1,220,590
Porsche Automobil Holding SE 7.02%◊	6,933	261,239
Sartorius AG 0.35%◊	2,399	533,139
Volkswagen AG 10.17%◊	11,005	1,015,379
Total Foreign Preferred Stocks (Cost $5,328,663)		3,989,882
	Shares	Value
MONEY MARKET FUNDS — 7.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	25,431,482	$25,431,482
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	63,006,067	63,006,067
Total Money Market Funds (Cost $88,437,549)		88,437,549
TOTAL INVESTMENTS — 101.3% (Cost $1,151,533,450)		1,257,324,701
Liabilities in Excess of Other Assets — (1.3)%		(15,615,979)
NET ASSETS — 100.0%		$1,241,708,722
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	03/2025	624	$70,746,000	$(1,926,662)
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$4,931,022	$4,931,022	$—	$—
Foreign Common Stocks:
Austria	2,125,866	381,038	1,744,828	—
Finland	11,901,413	1,392,400	10,509,013	—
France	117,429,504	706,019	116,723,485	—
Germany	104,228,849	9,452,206	94,776,643	—
Hong Kong	21,123,344	201,735	20,921,609	—
Israel	8,387,776	3,382,377	5,005,399	—
Japan	270,065,576	593,879	269,471,697	—
Netherlands	70,042,122	9,442,152	60,599,970	—
New Zealand	2,258,386	398,290	1,860,096	—
Norway	7,030,545	141,735	6,888,810	—
Portugal	2,271,075	370,418	1,900,657	—
Singapore	22,227,556	3,260,214	18,967,342	—
Sweden	36,274,575	2,738,989	33,535,586	—
United Kingdom	166,467,600	3,572,126	162,895,474	—
Other^^	318,132,061	—	318,132,061	—
Total Foreign Common Stocks	1,159,966,248	36,033,578	1,123,932,670	—
Foreign Preferred Stocks	3,989,882	1,220,590	2,769,292	—
Money Market Funds	88,437,549	88,437,549	—	—
Total Assets - Investments in Securities	$1,257,324,701	$130,622,739	$1,126,701,962	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(1,926,662)	$(1,926,662)	$—	$—
Total Liabilities - Other Financial Instruments	$(1,926,662)	$(1,926,662)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 3.6%
Communication Services — 0.6%
Spotify Technology SA*	16,250	$7,269,925
Consumer Discretionary — 0.7%
Coupang, Inc.*	212,740	4,676,025
MercadoLibre, Inc.*	2,270	3,859,999
		8,536,024
Financials — 1.6%
Arch Capital Group, Ltd.	58,540	5,406,169
Axis Capital Holdings, Ltd.	60,415	5,353,977
Everest Group, Ltd.	24,642	8,931,740
		19,691,886
Industrials — 0.3%
Ferguson Enterprises, Inc.	20,230	3,527,621
Information Technology — 0.4%
Atlassian Corporation Class A*	19,160	4,663,161
Total Common Stocks (Cost $34,088,413)		43,688,617
FOREIGN COMMON STOCKS — 88.6%
Australia — 1.5%
AGL Energy, Ltd.	77,913	543,294
ANZ Group Holdings, Ltd.	179,168	3,156,905
ASX, Ltd.	1,363	54,810
BlueScope Steel, Ltd.	76,457	884,081
Brambles, Ltd.	5,569	66,233
Computershare, Ltd.	43,816	920,420
Dexus REIT	33,004	135,565
Evolution Mining, Ltd.	359,585	1,062,833
Fortescue, Ltd.	16,392	184,583
Goodman Group REIT	94,419	2,075,515
GPT Group (The) REIT	62,123	167,352
IGO, Ltd.	132,157	388,543
Incitec Pivot, Ltd.	100,555	181,958
JB Hi-Fi, Ltd.	5,671	324,444
Lendlease Corporation, Ltd.	73,635	283,002
Mirvac Group REIT	210,421	243,353
Northern Star Resources, Ltd.	136,117	1,293,271
Orora, Ltd.	169,426	257,006
Pro Medicus, Ltd.	5,318	821,485
Qantas Airways, Ltd.*	152,365	843,481
QBE Insurance Group, Ltd.	54,211	643,803
Rio Tinto, Ltd.	2,838	205,792
Scentre Group REIT	110,542	234,001
Stockland REIT	567,539	1,683,350
Suncorp Group, Ltd.	5,795	68,084
Vicinity Centres REIT	199,290	258,286
Westpac Banking Corporation	58,551	1,168,736
Whitehaven Coal, Ltd.	132,865	508,627
Worley, Ltd.	5,984	50,599
		18,709,412
Austria — 0.3%
BAWAG Group AG 144A*	34,169	2,878,236
Erste Group Bank AG	15,177	939,397
		3,817,633
	Shares	Value
Belgium — 0.9%
Ageas SA/NV	1,606	$78,084
D'ieteren Group	133	22,124
Groupe Bruxelles Lambert NV	246	16,820
KBC Group NV	87,844	6,782,374
Liberty Global, Ltd. Class A*	105,096	1,341,025
UCB SA	12,811	2,550,207
		10,790,634
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao	899,478	1,494,634
Lojas Renner SA*	1,001,624	1,960,689
NU Holdings, Ltd. Class A*	317,480	3,289,093
		6,744,416
Canada — 3.0%
Agnico Eagle Mines, Ltd.	55,164	4,314,376
Alimentation Couche-Tard, Inc.	20,967	1,162,816
Barrick Gold Corporation	50,093	776,773
Canadian National Railway Co.	65,638	6,662,913
Canadian Natural Resources, Ltd.	103,910	3,208,130
Canadian Pacific Kansas City, Ltd.	74,580	5,397,355
First Quantum Minerals, Ltd.*	32,040	413,024
Lundin Mining Corporation	112,541	968,474
Methanex Corporation	13,923	695,738
Shopify, Inc. Class A*	16,170	1,719,356
Toronto-Dominion Bank (The)	136,663	7,275,954
Waste Connections, Inc.	18,480	3,170,798
		35,765,707
China — 0.7%
Baidu, Inc. Class A*	263,068	2,774,476
Meituan Class B 144A*	294,900	5,733,850
		8,508,326
Denmark — 0.3%
AP Moeller - Maersk A/S Class B	914	1,520,677
Danske Bank A/S	27,822	788,828
Genmab A/S*	3,272	683,333
ISS A/S	15,595	285,248
Vestas Wind Systems A/S*	52,101	714,664
		3,992,750
Finland — 0.1%
Fortum OYJ	43,061	602,833
Nokia OYJ	20,164	89,194
Nordea Bank Abp	39,228	428,007
Wartsila OYJ Abp	5,374	95,242
		1,215,276
France — 10.2%
Accor SA	34,030	1,655,139
Air Liquide SA	59,630	9,693,439
Arkema SA	7,794	593,064
AXA SA	53,211	1,893,761
Ayvens SA 144AΔ	50,871	343,834
Bureau Veritas SA	187,586	5,698,905
Capgemini SE	93,958	15,345,946
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cie Generale des Etablissements Michelin SCA	49,237	$1,620,166
Danone SA	111,022	7,502,841
Dassault Aviation SA	2,106	430,331
Engie SA	572,972	9,087,001
Hermes International SCA	1,372	3,291,938
JCDecaux SE*	51,257	804,914
Klepierre REIT	85,611	2,465,554
Legrand SA	19,258	1,873,252
L'Oreal SA	27,855	9,860,757
Renault SA	32,243	1,569,715
Safran SA	45,111	9,884,164
Schneider Electric SE	96,803	24,099,695
SCOR SE	114,747	2,809,867
Societe Generale SA	60,525	1,698,665
TotalEnergies SE	169,119	9,422,445
Valeo SE	28,980	278,943
Vinci SA	16,283	1,676,443
		123,600,779
Germany — 9.9%
adidas AG	43,163	10,616,563
Allianz SE	12,086	3,714,791
BASF SE	6,207	272,184
Bayerische Motoren Werke AG	40,098	3,279,613
Beiersdorf AG	73,677	9,463,472
BioNTech SE ADR*	46,259	5,271,213
Brenntag SE	19,163	1,152,437
Commerzbank AG	60,808	998,618
Daimler Truck Holding AG	151,594	5,806,368
Delivery Hero SE 144A*	1,293	36,323
Deutsche Bank AG	25,547	440,862
Deutsche Boerse AG	77,230	17,790,419
Deutsche Post AG	153,014	5,401,760
Deutsche Telekom AG	123,584	3,702,960
E.ON SE	188,804	2,199,199
Evonik Industries AG	23,219	403,594
Fresenius SE & Co. KGaA*	3,215	111,596
Mercedes-Benz Group AG	27,710	1,544,882
Muenchener Rueckversicherungs-Gesellschaft AG	1,679	847,161
Rheinmetall AG	4,317	2,758,166
SAP SE	114,458	28,153,726
Siemens AG	30,187	5,886,307
Siemens Energy AG*	102,507	5,440,214
Talanx AG	30,708	2,611,762
TeamViewer AG 144A*	42,136	416,658
thyssenkrupp AG	173,857	705,436
Vonovia SE	4,825	146,887
Zalando SE 144A*	7,534	252,037
		119,425,208
Guatemala — 0.0%
Millicom International Cellular SA SDR	3,332	81,675
Hong Kong — 2.5%
AIA Group, Ltd.	1,745,540	12,537,974
Alibaba Group Holding, Ltd. Class W	355,706	3,764,564
	Shares	Value
Techtronic Industries Co., Ltd.	80,500	$1,058,249
Tencent Holdings, Ltd.	233,600	12,467,892
		29,828,679
India — 1.7%
HDFC Bank, Ltd.	450,461	9,315,672
HDFC Bank, Ltd. ADR	109,250	6,976,705
ICICI Bank, Ltd. ADR	152,380	4,550,067
		20,842,444
Ireland — 5.0%
AIB Group PLC	170,722	944,076
Aon PLC Class A	20,239	7,269,039
Bank of Ireland Group PLC	432,801	3,946,906
CRH PLC	27,080	2,505,442
ICON PLC*	27,650	5,798,482
Kerry Group PLC Class A	67,851	6,543,990
Linde PLC	9,020	3,776,403
Medtronic PLC	86,940	6,944,767
Ryanair Holdings PLC ADRΔ	274,507	11,965,760
STERIS PLC	19,580	4,024,865
Willis Towers Watson PLC	21,988	6,887,521
		60,607,251
Israel — 0.8%
Check Point Software Technologies, Ltd.*	20,217	3,774,514
CyberArk Software, Ltd.*	1,878	625,656
Monday.com, Ltd.*	16,860	3,969,518
Wix.com, Ltd.*	5,110	1,096,351
		9,466,039
Italy — 0.9%
Banca Monte dei Paschi di Siena SpA	239,876	1,700,335
DiaSorin SpA	9,608	991,013
Enel SpA	9,248	65,995
Eni SpA	43,565	595,897
Eurogroup Laminations SpAΔ	46,922	135,994
FinecoBank Banca Fineco SpA	116,130	2,026,787
Intesa Sanpaolo SpA	163,427	655,476
Pirelli & C SpA 144A	56,496	320,460
Poste Italiane SpA 144A	62,817	888,425
Stevanato Group SpAΔ	24,427	532,264
UniCredit SpA	70,407	2,819,686
Unipol Gruppo SpA	34,588	431,953
		11,164,285
Japan — 17.6%
Advantest Corporation	47,895	2,723,254
Aeon Co., Ltd.Δ	7,500	175,526
Ajinomoto Co., Inc.	11,800	480,388
Asahi Intecc Co., Ltd.	15,000	243,378
Asahi Kasei Corporation	38,200	263,207
Asics Corporation	18,100	353,091
Bandai Namco Holdings, Inc.	42,500	1,013,423
Bridgestone CorporationΔ	8,800	295,796
Brother Industries, Ltd.	12,000	202,992
Canon, Inc.Δ	21,300	691,859
Central Japan Railway Co.	11,300	212,051

See Notes to Financial Statements.

	Shares	Value
Chubu Electric Power Co., Inc.	14,900	$156,317
Chugai Pharmaceutical Co., Ltd.	58,800	2,591,971
Concordia Financial Group, Ltd.	55,400	304,671
Cosmo Energy Holdings Co., Ltd.	2,100	92,706
Dai-ichi Life Holdings, Inc.	14,900	397,031
Daiichi Sankyo Co., Ltd.	195,500	5,349,515
Daikin Industries, Ltd.	81,100	9,462,824
Daito Trust Construction Co., Ltd.	47,705	5,333,162
Daiwa House Industry Co., Ltd.	18,690	573,805
Denso Corporation	88,810	1,224,423
Dentsu Group, Inc.Δ	6,100	146,587
Disco Corporation	1,600	424,444
DMG Mori Co., Ltd.	2,000	31,824
East Japan Railway Co.	12,900	228,471
Ebara Corporation	5,200	79,782
Eisai Co., Ltd.Δ	5,900	160,655
ENEOS Holdings, Inc.	61,500	322,639
FANUC Corporation	99,015	2,586,565
Fast Retailing Co., Ltd.	2,300	775,886
Fuji Electric Co., Ltd.	5,800	310,078
FUJIFILM Holdings Corporation	14,900	308,275
Fujikura, Ltd.	10,400	424,588
Fujitsu, Ltd.	141,900	2,492,698
GMO Payment Gateway, Inc.	7,200	362,834
Hakuhodo DY Holdings, Inc.Δ	57,830	437,929
Hankyu Hanshin Holdings, Inc.	10,300	268,464
Hirose Electric Co., Ltd.	1,100	128,573
Hitachi Construction Machinery Co., Ltd.	10,100	223,848
Hitachi, Ltd.	114,500	2,804,112
Honda Motor Co., Ltd.	430,800	4,101,564
Hoya Corporation	61,900	7,682,180
IHI Corporation	3,200	187,075
Inpex Corporation	15,000	188,722
Isuzu Motors, Ltd.Δ	154,900	2,107,165
ITOCHU Corporation	47,300	2,325,948
Japan Airlines Co., Ltd.	18,300	288,489
Japan Post Bank Co., Ltd.	39,100	369,559
Japan Post Holdings Co., Ltd.	33,800	318,320
Japan Real Estate Investment Corporation REIT	415	284,758
Kansai Electric Power Co., Inc. (The)	70,700	783,630
Kao CorporationΔ	6,800	275,139
KDDI Corporation	98,600	3,140,469
Keyence Corporation	7,614	3,094,875
Koito Manufacturing Co., Ltd.Δ	45,087	570,696
Komatsu, Ltd.	33,200	904,446
Konami Holdings Corporation	700	65,499
Kubota CorporationΔ	470,053	5,445,453
Kyocera Corporation	26,500	262,661
Kyowa Kirin Co., Ltd.	8,900	133,838
Lasertec Corporation	4,400	412,478
LY Corporation	119,900	317,027
M3, Inc.	13,400	116,109
Makita Corporation	29,000	881,860
Marubeni Corporation	20,800	312,178
MatsukiyoCocokara & Co.Δ	13,600	198,001
Mazda Motor Corporation	157,535	1,074,163
	Shares	Value
MEIJI Holdings Co., Ltd.	11,500	$233,954
MINEBEA MITSUMI, Inc.	198,351	3,177,210
MISUMI Group, Inc.	115,600	1,777,153
Mitsubishi Chemical Group Corporation	67,100	338,897
Mitsubishi CorporationΔ	120,400	1,969,951
Mitsubishi Electric Corporation	58,300	984,439
Mitsubishi Estate Co., Ltd.	19,200	266,530
Mitsubishi Heavy Industries, Ltd.	523,900	7,305,237
Mitsubishi Motors Corporation	16,900	56,475
Mitsubishi UFJ Financial Group, Inc.	548,044	6,398,252
Mitsui & Co., Ltd.	100,500	2,084,282
Mitsui Chemicals, Inc.	11,000	240,124
Mitsui Fudosan Co., Ltd.	305,400	2,442,385
Mizuho Financial Group, Inc.	120,713	2,946,912
MonotaRO Co., Ltd.	2,500	42,485
MS&AD Insurance Group Holdings, Inc.	103,400	2,233,183
Murata Manufacturing Co., Ltd.	24,700	391,861
NEC Corporation	5,000	427,885
Nexon Co., Ltd.	7,100	105,615
NGK Insulators, Ltd.	15,009	189,509
Nidec Corporation	15,200	273,017
Nintendo Co., Ltd.	15,700	914,396
Nippon Building Fund, Inc. REIT	55	42,785
NIPPON EXPRESS HOLDINGS, INC.	15,582	236,255
Nippon Steel Corporation	18,246	366,665
Nippon Telegraph & Telephone Corporation	1,639,500	1,637,637
Nippon Yusen KK	34,500	1,148,281
Nissan Motor Co., Ltd.	60,900	184,700
Nisshin Seifun Group, Inc.	22,800	265,734
Nitori Holdings Co., Ltd.Δ	1,400	165,889
Nitto Denko Corporation	24,600	411,283
Nomura Holdings, Inc.	141,200	819,220
Obic Co., Ltd.	9,200	273,777
Olympus Corporation	16,300	243,363
Omron Corporation	5,200	175,089
Oracle Corporation	5,800	555,097
Oriental Land Co., Ltd.	18,300	394,478
ORIX Corporation	24,100	517,762
Osaka Gas Co., Ltd.	12,800	279,957
Otsuka Holdings Co., Ltd.Δ	48,100	2,616,637
Panasonic Holdings Corporation	95,800	979,134
Persol Holdings Co., Ltd.	682,500	1,022,409
Recruit Holdings Co., Ltd.	63,324	4,401,519
Renesas Electronics CorporationΔ	80,434	1,017,894
Resonac Holdings Corporation	2,800	69,729
Sansan, Inc.*	35,755	512,979
Santen Pharmaceutical Co., Ltd.	8,400	86,008
SCREEN Holdings Co., Ltd.	1,100	64,941
Secom Co., Ltd.	10,000	339,599
Sekisui Chemical Co., Ltd.	21,800	373,265
Sekisui House, Ltd.	38,000	906,077
Seven & i Holdings Co., Ltd.	24,100	377,831
Shimamura Co., Ltd.	11,272	626,842
Shimano, Inc.	1,600	215,228
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Shin-Etsu Chemical Co., Ltd.	23,900	$787,197
Shionogi & Co., Ltd.	62,700	879,378
Shiseido Co., Ltd.Δ	5,500	97,257
SMC Corporation	17,800	6,912,127
Socionext, Inc.	38,600	603,016
SoftBank Corporation	954,700	1,205,155
SoftBank Group Corporation	19,200	1,097,199
Sohgo Security Services Co., Ltd.	19,445	133,161
Sojitz Corporation	2,060	41,983
Sompo Holdings, Inc.	168,092	4,355,308
Sony Group Corporation	650,021	13,699,554
Square Enix Holdings Co., Ltd.	22,100	858,145
Stanley Electric Co., Ltd.	10,900	178,751
Sumitomo Corporation	21,879	473,487
Sumitomo Electric Industries, Ltd.	21,300	380,790
Sumitomo Metal Mining Co., Ltd.	4,800	109,435
Sumitomo Mitsui Financial Group, Inc.	99,400	2,385,624
Sumitomo Mitsui Trust Group, Inc.	304,400	7,110,642
Suntory Beverage & Food, Ltd.	7,800	247,822
Suzuki Motor Corporation	520,472	5,831,549
Sysmex Corporation	11,800	216,349
T&D Holdings, Inc.	16,900	309,333
Taiyo Yuden Co., Ltd.	26,300	369,864
Takeda Pharmaceutical Co., Ltd.	38,700	1,024,479
TDK Corporation	119,330	1,536,802
Terumo Corporation	501,300	9,677,964
Tokio Marine Holdings, Inc.	53,900	1,934,370
Tokyo Electron, Ltd.	26,569	3,993,836
Tokyo Gas Co., Ltd.Δ	9,600	265,984
Tokyu Corporation	18,000	191,823
Toyo Suisan Kaisha, Ltd.	500	33,907
Toyota Motor Corporation	137,300	2,680,816
Trend Micro, Inc.	22,300	1,202,262
Unicharm Corporation	15,000	123,660
USS Co., Ltd.	122,300	1,061,619
Welcia Holdings Co., Ltd.	39,100	509,359
Yakult Honsha Co., Ltd.Δ	14,400	272,769
Yamaha Corporation	47,000	334,316
Yamaha Motor Co., Ltd.Δ	340,244	2,997,788
Yokohama Rubber Co., Ltd. (The)	21,100	451,514
ZOZO, Inc.	8,900	274,102
		213,480,256
Jersey — 1.7%
CVC Capital Partners PLC 144A*	74,048	1,637,418
Experian PLC	368,452	15,836,025
Glencore PLC*	288,012	1,268,456
WPP PLC	140,764	1,450,974
		20,192,873
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV ADR	31,667	2,707,212
Grupo Financiero Banorte SAB de CV Series O	455,949	2,938,051
Wal-Mart de Mexico SAB de CV	1,714,097	4,511,517
		10,156,780
	Shares	Value
Netherlands — 4.8%
Adyen NV 144A*	4,094	$6,084,007
Akzo Nobel NV	89,134	5,350,091
Arcadis NV	3,311	201,488
Argenx SE*	2,106	1,308,900
Argenx SE (Euronext Brussels Exchange)*	5,931	3,663,650
ASM International NV	7,755	4,483,829
ASML Holding NV	9,065	6,349,441
ASML Holding NV (NASDAQ Exchange)	6,700	4,643,636
Euronext NV 144A	41,968	4,708,266
Ferrari NV	17,460	7,450,165
IMCD NV	6,070	902,067
ING Groep NV	21,380	335,059
Just Eat Takeaway.com NV 144A*	26,299	358,607
Koninklijke Ahold Delhaize NV	2,038	66,477
Koninklijke KPN NV	37,319	136,082
Koninklijke Philips NV*	142,797	3,617,231
NN Group NV	16,785	731,970
Prosus NV*	91,758	3,645,073
QIAGEN NV*	44,099	1,976,687
Signify NV 144A	22,460	501,593
Wolters Kluwer NV	6,908	1,147,725
		57,662,044
New Zealand — 0.1%
Xero, Ltd.*	12,182	1,267,696
Norway — 0.1%
Equinor ASA	18,399	436,407
Kongsberg Gruppen ASA	5,211	586,273
Norsk Hydro ASA	10,139	55,771
Telenor ASA	13,684	152,675
TOMRA Systems ASA	23,607	305,501
		1,536,627
Peru — 0.2%
Credicorp, Ltd.	10,560	1,935,859
Portugal — 0.6%
Galp Energia SGPS SA	430,342	7,132,781
Singapore — 1.5%
CapitaLand Integrated Commercial Trust REIT	112,569	158,746
DBS Group Holdings, Ltd.	12,100	387,750
Grab Holdings, Ltd. Class A*	274,765	1,296,891
Sea, Ltd. ADR*	72,480	7,690,128
Singapore Exchange, Ltd.	282,649	2,634,745
Singapore Telecommunications, Ltd.	831,300	1,872,776
United Overseas Bank, Ltd.	160,500	4,262,217
		18,303,253
South Korea — 1.1%
Hana Financial Group, Inc.	96,059	3,675,533
KB Financial Group, Inc.	104,487	5,883,763
Samsung Electronics Co., Ltd. GDR	4,760	4,298,633
		13,857,929

See Notes to Financial Statements.

	Shares	Value
Spain — 1.2%
Amadeus IT Group SA	130,324	$9,198,819
Bankinter SAΔ	418,510	3,312,279
Industria de Diseno Textil SA	50,600	2,591,933
		15,103,031
Sweden — 0.4%
Atlas Copco AB, B Shares	9,342	126,220
Electrolux AB, B Shares*	125,586	1,041,724
Getinge AB, B Shares	16,474	270,234
Investor AB, B Shares	13,332	353,124
Nibe Industrier AB, B Shares	25,318	98,942
SSAB AB, B Shares	48,236	191,427
Svenska Handelsbanken AB, A Shares	3,247	33,525
Swedbank AB, A Shares	22,101	436,405
Telefonaktiebolaget LM Ericsson, B Shares	45,754	370,537
Trelleborg AB, B Shares	34,048	1,165,143
Volvo AB, B Shares	23,110	561,623
		4,648,904
Switzerland — 9.7%
ABB, Ltd.	22,723	1,227,008
Barry Callebaut AG	2,934	3,906,510
Chubb, Ltd.	43,181	11,930,910
Cie Financiere Richemont SA	116,453	17,616,336
DSM-Firmenich AG	8,945	904,197
Galderma Group AG*	19,614	2,175,035
Givaudan SA	8	34,971
Holcim, Ltd.*	27,816	2,678,263
Kuehne + Nagel International AG	833	191,127
Logitech International SA	20,872	1,722,904
Lonza Group AG	264	155,823
Nestle SA	171,809	14,095,761
Novartis AG	152,342	14,831,605
Roche Holding AG	58,775	16,433,887
Sandoz Group AG	2,759	113,099
Sika AG	23,127	5,518,267
Tecan Group AG	3,558	792,950
UBS Group AG	524,282	16,051,811
Ypsomed Holding AG	646	233,195
Zurich Insurance Group AG	11,603	6,901,065
		117,514,724
Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	305,000	9,912,516
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	96,602	19,077,929
		28,990,445
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	1
United Kingdom — 8.0%
3i Group PLC	132,810	5,911,805
Allfunds Group PLC	129,970	680,025
Anglo American PLC	79,763	2,358,366
BAE Systems PLC	423,125	6,069,847
Beazley PLC	216,696	2,212,138
	Shares	Value
BP PLC ADR	144,831	$4,281,204
BT Group PLCΔ	796,936	1,436,465
Compass Group PLC	566,403	18,846,174
Croda International PLC	9,942	420,519
Haleon PLC	2,161,815	10,193,290
HSBC Holdings PLC	321,661	3,159,709
IMI PLC	64,420	1,463,099
Inchcape PLC	125,490	1,206,906
Informa PLC	397,991	3,969,405
Intermediate Capital Group PLC	26,476	682,399
London Stock Exchange Group PLC	18,688	2,637,904
National Grid PLC	288,299	3,425,066
Next PLC	16,962	2,012,070
Rolls-Royce Holdings PLC*	842,693	5,975,868
Sage Group PLC (The)	19,246	305,790
Schroders PLC	1	4
Shell PLC	201,275	6,273,944
Subsea 7 SA	2,061	32,791
Tesco PLC	607,677	2,794,921
Trainline PLC 144A*	160,511	861,018
Unilever PLC	161,217	9,160,450
Wise PLC Class A*	67,069	891,439
		97,262,616
Total Foreign Common Stocks (Cost $988,644,829)		1,073,606,333
FOREIGN PREFERRED STOCKS — 0.5%
Brazil — 0.2%
Itau Unibanco Holding SA 3.66%◊	559,486	2,767,736
Germany — 0.3%
Henkel AG & Co. KGaA 2.19%◊	37,678	3,305,736
Porsche Automobil Holding SE 7.02%◊	1,561	58,819
		3,364,555
Total Foreign Preferred Stocks (Cost $6,148,832)		6,132,291
MONEY MARKET FUNDS — 5.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	19,856,372	19,856,372
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	51,700,050	51,700,050
Northern Institutional U.S. Treasury Portfolio (Premier), 4.29%Ø	25,488	25,488
Total Money Market Funds (Cost $71,581,910)		71,581,910
TOTAL INVESTMENTS — 98.6% (Cost $1,100,463,984)		1,195,009,151
Other Assets in Excess of Liabilities — 1.4%		17,106,448
NET ASSETS — 100.0%		$1,212,115,599
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	01/2025	(113)	$(8,643,635)	$(14,303)
IBEX 35 Index	01/2025	101	12,122,000	(40,844)
OMXS30 Index	01/2025	363	8,146,613	(221,329)
MSCI Singapore Index	01/2025	41	1,121,184	(1,299)
Topix Index®	03/2025	(14)	(2,479,329)	(61,000)
ASX SPI 200 Index	03/2025	(107)	(13,490,573)	235,491
S&P/TSX 60 Index	03/2025	(29)	(5,992,264)	(5,206)
DAX Index	03/2025	(11)	(5,711,988)	120,600
FTSE 100 Index	03/2025	(122)	(12,494,226)	86,035
FTSE/MIB Index	03/2025	99	17,587,180	(192,370)
MSCI EAFE Index	03/2025	361	40,928,375	(1,362,029)
Total Futures Contracts outstanding at December 31, 2024			$31,093,337	$(1,456,254)
Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	U.S. Dollars	33,813,296	New Zealand Dollars	57,521,000	CITI	$1,601,604
03/19/25	U.S. Dollars	47,448,683	Swiss Francs	41,639,000	CITI	1,163,293
03/19/25	U.S. Dollars	13,198,612	Canadian Dollars	18,589,000	CITI	229,044
03/19/25	U.S. Dollars	10,032,467	Euro	9,435,000	CITI	225,396
03/19/25	U.S. Dollars	5,486,678	Japanese Yen	840,000,000	CITI	99,202
03/19/25	U.S. Dollars	3,431,167	Norwegian Kroner	38,000,000	CITI	93,629
03/19/25	U.S. Dollars	10,306,907	British Pounds	8,195,000	CITI	53,642
03/19/25	U.S. Dollars	6,104,233	Swedish Kronor	67,000,000	CITI	22,652
03/19/25	U.S. Dollars	1,048,202	Danish Kroner	7,445,000	CITI	9,564
03/19/25	Hong Kong Dollars	19,485,987	U.S. Dollars	2,507,766	CITI	3,726
03/19/25	Israeli Shekels	2,193,000	U.S. Dollars	600,834	CITI	3,616
03/19/25	Japanese Yen	30,000,000	U.S. Dollars	191,756	CITI	654
03/19/25	U.S. Dollars	101,915	Singapore Dollars	138,000	CITI	545
03/19/25	U.S. Dollars	6,445	Israeli Shekels	23,000	CITI	106
Subtotal Appreciation						$3,506,673
03/19/25	U.S. Dollars	1,098	Israeli Shekels	4,000	CITI	$(4)
03/19/25	Hong Kong Dollars	455,000	U.S. Dollars	58,655	CITI	(11)
03/19/25	U.S. Dollars	184,829	Hong Kong Dollars	1,435,000	CITI	(124)
03/19/25	U.S. Dollars	3,893,684	British Pounds	3,115,000	CITI	(3,683)
03/19/25	Israeli Shekels	2,037,000	U.S. Dollars	566,768	CITI	(5,315)
03/19/25	U.S. Dollars	7,781,734	Canadian Dollars	11,164,000	CITI	(7,402)
03/19/25	Singapore Dollars	1,375,145	U.S. Dollars	1,027,022	CITI	(16,894)
03/19/25	Swedish Kronor	25,000,000	U.S. Dollars	2,288,981	CITI	(19,734)
03/19/25	Danish Kroner	8,763,000	U.S. Dollars	1,242,300	CITI	(19,791)
03/19/25	Canadian Dollars	7,854,000	U.S. Dollars	5,609,953	CITI	(130,208)
03/19/25	Euro	9,435,000	U.S. Dollars	9,948,092	CITI	(141,021)
03/19/25	Swiss Francs	8,462,000	U.S. Dollars	9,617,528	CITI	(211,275)
03/19/25	New Zealand Dollars	29,736,000	U.S. Dollars	16,927,742	CITI	(275,617)
03/19/25	British Pounds	39,758,000	U.S. Dollars	50,394,728	CITI	(651,067)
03/19/25	Norwegian Kroner	312,621,000	U.S. Dollars	28,130,345	CITI	(672,858)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	Japanese Yen	3,955,000,000	U.S. Dollars	26,283,758	CITI	$(917,725)
Subtotal Depreciation						$(3,072,729)
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$433,944
Swap Agreements outstanding at December 31, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: 1-Month HIBOR + 0.55%	MSCI Hong Kong Net Return HKD Index (Monthly)	3/19/2025	GSC	HKD	754,925	$11,065	$—	$11,065
Financing Index: 1-Month TELBOR + 0.45%	Tel Aviv Interbank Offered Rate (Monthly)	3/19/2025	GSC	ILS	1,179,628	26,549	—	26,549
MSCI Canada Net Return CAD Index (Monthly)	Financing Index: Canadian Overnight Repo Rate Average - 0.2%	3/19/2025	GSC	CAD	782,535	1,711	—	1,711
MSCI France Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.62%	3/19/2025	GSC	EUR	4,313,478	33,095	—	33,095
Subtotal Appreciation						$72,420	$ —	$72,420
Decrease in total return of AEX Index (At Termination)	Increase in total return of AEX Index (At Termination)	1/17/2025	GSC	EUR	2,817,728	$(38,330)	$—	$(38,330)
Financing Index: 1-Month HIBOR + 0.55%	MSCI Hong Kong Net Return HKD Index (Monthly)	3/19/2025	GSC	HKD	2,740,097	(83,665)	—	(83,665)
Financing Index: 1-Month STIBOR + 0.69%	MSCI Sweden Net Return SEK Index (Monthly)	3/19/2025	GSC	SEK	83,812	(3,741)	—	(3,741)
Financing Index: Euro Short Term Rate + 0.63%	MSCI Spain Net Return EUR Index (Monthly)	3/19/2025	GSC	EUR	1,075,034	(17,532)	—	(17,532)
Financing Index: Euro Short Term Rate + 0.72%	MSCI Italy Net Return EUR Index (Monthly)	3/19/2025	GSC	EUR	3,532	(5,706)	—	(5,706)
Financing Index: Euro Short Term Rate + 0.93%	MSCI Netherlands Net Return EUR Index (Monthly)	3/19/2025	GSC	EUR	2,945,957	(42,323)	—	(42,323)
Financing Index: Swiss Average Rate Overnight + 0.64%	MSCI Switzerland Net Return CHF Index (Monthly)	3/19/2025	GSC	CHF	2,610,116	(21,720)	—	(21,720)
MSCI France Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.62%	3/19/2025	GSC	EUR	418,983	(7,348)	—	(7,348)
MSCI Japan Net Return JPY Index (Monthly)	Financing Index: Bank of Japan Unsecured Overnight Call Rate + 0.2%	3/19/2025	GSC	JPY	674,436	(22,530)	—	(22,530)
Decrease in total return of Swiss Market Index (At Termination)	Increase in total return of Swiss Market Index (At Termination)	3/21/2025	GSC	CHF	11,565,000	(85,744)	—	(85,744)
Subtotal Depreciation						$(328,639)	$ —	$(328,639)
Net Total Return Swaps outstanding at December 31, 2024						$(256,219)	$ —	$(256,219)
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Total Return Basket Swap Agreements outstanding at December 31, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-1.00% to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	25-59 months maturity ranging from 01/06/2027 - 11/16/2029	GSC	$5,693,031	$186,443	$—	$186,443
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	32-60 months maturity ranging from 08/09/2027 - 12/05/2029	GSC	2,424,576	88,252	—	88,252
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	39-53 months maturity ranging from 03/03/2028 - 05/23/2029	GSC	8,517,523	40,837	—	40,837
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	57-60 months maturity ranging from 09/06/2029 - 12/19/2029	GSC	6,070,088	39,162	—	39,162
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-0.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	8-60 months maturity ranging from 08/08/2025 - 12/19/2029	GSC	27,678,132	27,671	—	27,671
The Fund receives the total return on a portfolio of short equity positions and pays 1-Month SORA minus a specified spread (-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	39 months maturity 03/23/2028	GSC	312,886	1,719	—	1,719
Subtotal Appreciation				$384,084	$ —	$384,084

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Engie SA	106,524	$1,630,939	$(617)	(2.23)%
Orange SA	150,653	1,451,165	(21,439)	(77.48)
Schneider Electric SE	5,959	1,432,185	(52,279)	(188.93)
Unibail-Rodamco-Westfield REIT	(19,652)	1,428,860	82,708	298.90
Safran SA	6,062	1,282,261	4,701	16.99
Societe Generale SA	46,616	1,263,023	14,483	52.34
Edenred SE	(38,942)	1,235,949	(1,066)	(3.85)
Renault SA	24,771	1,164,212	81,417	294.23
Banco Santander SA	259,356	1,158,320	(52,714)	(190.50)
TotalEnergies SE	19,298	1,037,974	(26,263)	(94.91)
Hermes International SCA	413	956,645	14,742	53.28
Ubisoft Entertainment	(53,285)	701,664	8,169	29.52

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Aurubis AG	(9,044)	$695,220	$68,048	245.92%
Bouygues SA	22,953	656,130	(8,315)	(30.05)
Interpump Group SpA	(14,859)	636,186	41,941	151.57
Mapfre SA	242,099	592,528	(10,865)	(39.27)
L’Oreal SA	1,717	586,787	(15,460)	(55.87)
Acerinox SA	58,455	552,491	(49,016)	(177.14)
Alstom	24,877	535,871	859	3.10
STMicroelectronics NV	22,059	533,387	(25,407)	(91.82)
Vinci SA	5,227	519,529	(10,678)	(38.59)
Universal Music Group NV	(20,755)	512,521	(25,101)	(90.71)
Infineon Technologies AG	(16,046)	505,642	32,585	117.76
Sartorius Stedim Biotech	(2,562)	482,867	(10,327)	(37.32)
AXA SA	13,685	470,188	3,152	11.39
IMCD NV	(3,208)	460,244	12,434	44.93
Eiffage SA	4,693	397,293	(14,120)	(51.03)
BNP Paribas SA	6,450	382,304	(6,112)	(22.09)
Industria de Diseno Textil SA	7,088	350,510	(43,698)	(157.92)
Adyen NV	(221)	317,057	16,366	59.14
Dr. Ing hc F Porsche AG	(5,322)	311,348	14,984	54.15
Carrefour SA	22,206	305,116	(16,357)	(59.11)
Asr Nederland NV	(6,148)	282,291	118	0.43
S.o.i.t.e.c.	(2,842)	246,778	(6,007)	(21.71)
Lotus Bakeries	(20)	216,115	676	2.44
Accor SA	4,438	208,383	5,687	20.55
Amundi SA	3,035	194,991	(831)	(3.00)
Neste Oyj	(15,861)	193,778	17,289	62.48
Aena SME SA	981	193,290	(4,639)	(16.76)
Fraport AG Frankfurt Airport	(3,141)	184,449	(16,746)	(60.52)
Hugo Boss AG	(3,490)	154,822	(13,863)	(50.10)
Repsol SA	13,066	153,484	4,999	18.07
Wacker Chemie AG	(1,888)	132,583	10,793	39.00
Sartorius AG	(547)	117,355	299	1.08
Dassault Aviation SA	501	98,829	3,540	12.79
Valeo SE	10,626	98,739	1,755	6.34
Elia Group SA/NV	(1,054)	78,291	9,081	32.82
Cie de Saint-Gobain SA	792	67,943	(3,525)	(12.74)
Inpost SA	(4,120)	67,903	(231)	(0.83)
Acciona SA	(620)	67,355	6,203	22.42
Other	12,625	374,337	6,318	22.84
		$27,678,132	$27,671	100.00%
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	8-60 months maturity ranging from 08/08/2025 - 12/19/2029	GSC	$20,490,133	$(7,709)	$—	$(7,709)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).	43-60 months maturity ranging from 07/11/2028 - 12/19/2029	GSC	1,192,324,186	(55,692)	—	(55,692)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	8-44 months maturity ranging from 08/08/2025 - 08/31/2028	GSC	19,883,163	(114,071)	—	(114,071)
Subtotal Depreciation				$(177,472)	$ —	$(177,472)
Net Total Return Basket Swaps				$206,612	$ —	$206,612

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	84,610	$2,106,701	$(30,048)	389.78%
BP PLC	456,760	1,803,459	26,207	(339.95)
Rolls-Royce Holdings PLC	264,134	1,496,188	(58,521)	759.13
HSBC Holdings PLC	156,748	1,229,932	79,334	(1,029.11)
NatWest Group PLC	289,154	1,157,460	(59,235)	768.39
Tesco PLC	297,411	1,092,658	6,275	(81.40)
International Distributions	275,301	1,001,545	21,019	(272.66)
Vodafone Group PLC	1,330,774	906,827	(17,559)	227.77
Direct Line Insurance Group	340,248	869,674	27,354	(354.83)
Barclays PLC	318,580	851,277	(4,630)	60.06
Aviva PLC	179,078	838,402	(37,662)	488.55
EasyJet PLC	118,636	662,462	(31,956)	414.53
Antofagasta PLC	(35,452)	560,976	106,671	(1,383.72)
JD Sports Fashion PLC	(546,482)	521,752	64,128	(831.86)
RS Group PLC	(76,486)	520,548	34,277	(444.64)
Wise PLC Class A	(46,715)	495,972	(72,681)	942.81
Intermediate Capital Group PLC	23,109	475,770	(40,817)	529.47
Associated British Foods PLC	20,309	413,811	(29,844)	387.13
Pennon Group PLC	(57,643)	342,111	14,457	(187.53)
WPP PLC	(38,851)	319,890	34,647	(449.44)
London Stock Exchange Group PLC	2,449	276,131	1,318	(17.10)
Barratt Developments PLC	(59,479)	260,450	3,799	(49.28)
Itv PLC	342,788	253,124	(3,058)	39.67
Johnson Matthey PLC	17,709	237,319	(11,173)	144.93
Persimmon PLC	18,664	222,695	(26,960)	349.72
Intertek Group PLC	4,436	209,344	(5,761)	74.73
Rentokil Initial PLC	(52,252)	208,335	9,973	(129.37)
3i Group PLC	5,710	203,028	(7,999)	103.76
Berkeley Group Holdings PLC	(5,107)	198,530	21,412	(277.75)

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Experian PLC	4,925	$169,084	$(16,438)	213.23%
Centrica PLC	126,394	168,442	2,274	(29.50)
RELX PLC	3,949	142,923	(3,342)	43.35
Compass Group PLC	4,020	106,845	(2,513)	32.60
Croda International PLC	(1,595)	53,889	1,905	(24.71)
Marks & Spencer Group PLC	12,179	45,560	(2,564)	33.26
Severn Trent PLC	(1,326)	33,208	2,397	(31.09)
Endeavor Mining PLC	1,755	25,041	(408)	5.29
Canal SA	3,572	8,770	(1,987)	25.78
		$20,490,133	$(7,709)	100.00%
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$43,688,617	$43,688,617	$—	$—
Foreign Common Stocks:
Belgium	10,790,634	1,341,025	9,449,609	—
Brazil	6,744,416	3,289,093	3,455,323	—
Canada	35,765,707	35,765,707	—	—
Finland	1,215,276	602,833	612,443	—
France	123,600,779	3,614,781	119,985,998	—
Germany	119,425,208	15,618,169	103,807,039	—
Guatemala	81,675	81,675	—	—
India	20,842,444	11,526,772	9,315,672	—
Ireland	60,607,251	49,172,279	11,434,972	—
Israel	9,466,039	9,466,039	—	—
Italy	11,164,285	668,258	10,496,027	—
Japan	213,480,256	276,739	213,203,517	—
Mexico	10,156,780	10,156,780	—	—
Netherlands	57,662,044	9,664,086	47,997,958	—
Peru	1,935,859	1,935,859	—	—
Singapore	18,303,253	8,987,019	9,316,234	—
Switzerland	117,514,724	14,105,945	103,408,779	—
Taiwan	28,990,445	19,077,929	9,912,516	—
Turkey	1	1	—	—
United Kingdom	97,262,616	4,281,204	92,981,412	—
Other^^	128,596,641	—	128,596,641	—
Total Foreign Common Stocks	1,073,606,333	199,632,193	873,974,140	—
Foreign Preferred Stocks:
Brazil	2,767,736	—	2,767,736	—
Germany	3,364,555	3,305,736	58,819	—
Total Foreign Preferred Stocks	6,132,291	3,305,736	2,826,555	—
Money Market Funds	71,581,910	71,581,910	—	—
Total Assets - Investments in Securities	$1,195,009,151	$318,208,456	$876,800,695	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$3,506,673	$—	$3,506,673	$—
Futures Contracts	442,126	442,126	—	—
Swap Agreements	456,504	—	456,504	—
Total Assets - Other Financial Instruments	$4,405,303	$442,126	$3,963,177	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,072,729)	$—	$(3,072,729)	$—
Futures Contracts	(1,898,380)	(1,898,380)	—	—
Swap Agreements	(506,111)	—	(506,111)	—
Total Liabilities - Other Financial Instruments	$(5,477,220)	$(1,898,380)	$(3,578,840)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 2.1%
Consumer Discretionary — 2.1%
Coupang, Inc.*	154,930	$3,405,361
MercadoLibre, Inc.*	2,654	4,512,968
Samsonite International SA 144A	130,200	359,049
Yum China Holdings, Inc.	146,020	7,033,784
		15,311,162
Materials — 0.0%
Southern Copper Corporation	2,494	227,278
Total Common Stocks (Cost $13,412,747)		15,538,440
FOREIGN COMMON STOCKS — 89.1%
Brazil — 3.6%
Atacadao SA*	939,411	824,960
B3 SA - Brasil Bolsa Balcao	3,360,558	5,584,134
Banco BTG Pactual SA*	237,373	1,044,192
Banco do Brasil SA	760,800	2,950,150
BB Seguridade Participacoes SA	88,700	520,030
Embraer SA ADR*	6,705	245,939
JBS S/A	330,500	1,950,930
Localiza Rent a Car SA*	221,299	1,152,654
NU Holdings, Ltd. Class A*	36,105	374,048
PRIO SA	339,010	2,222,165
Raia Drogasil SA	1,340,505	4,771,519
Rede D'Or Sao Luiz SA 144A*	303,857	1,250,001
Rumo SA	80,600	232,687
Telefonica Brasil SA*	184,000	1,402,535
TIM SA	429,200	1,011,677
TOTVS SA*	57,808	250,526
Vale SA	95,083	840,880
		26,629,027
Canada — 0.2%
Lundin Mining Corporation	143,270	1,232,912
Cayman Islands — 0.1%
Patria Investments, Ltd. Class A	52,941	615,704
Chile — 0.2%
Banco de Chile ADR	25,924	587,956
Enel Chile SA	9,691,109	560,307
Latam Airlines Group SA	15,504,233	213,990
		1,362,253
China — 14.7%
Alibaba Group Holding, Ltd. ADR	131,796	11,174,983
Aluminum Corporation of China, Ltd. Class H	1,350,000	774,321
ANTA Sports Products, Ltd.	58,400	576,776
Autohome, Inc. ADR	2,906	75,411
AVIC Airborne Systems Co., Ltd.	4,453	—
Bank of China, Ltd. Class H	2,042,000	1,039,094
Bank of Communications Co., Ltd. Class H	462,000	378,646
Bilibili, Inc. Class Z*	29,000	524,852
BYD Co., Ltd. Class H	25,500	867,335
China CITIC Bank Corporation, Ltd. Class H	2,081,000	1,435,426
	Shares	Value
China Communications Services Corporation, Ltd. Class H	3,234,000	$1,888,425
China Construction Bank Corporation Class H	6,691,000	5,543,327
China Galaxy Securities Co., Ltd. Class H	232,500	210,064
China Hongqiao Group, Ltd.	1,160,500	1,741,666
China Life Insurance Co., Ltd. Class H	228,000	426,733
China Merchants Bank Co., Ltd. Class H	256,000	1,306,721
China Minsheng Banking Corporation, Ltd. Class H	1,940,000	856,178
China Pacific Insurance Group Co., Ltd. Class H	168,000	540,472
China Resources Land, Ltd.	1,283,987	3,686,031
China Tower Corporation, Ltd. Class H 144A	14,406,810	2,069,044
China Yangtze Power Co., Ltd. Class A	68,599	276,313
Contemporary Amperex Technology Co., Ltd. Class A	13,558	491,632
DiDi Global, Inc. ADR*	752,020	3,436,731
Fuyao Glass Industry Group Co., Ltd. Class A	223,962	1,904,701
Fuyao Glass Industry Group Co., Ltd. Class H 144A	134,230	963,884
H World Group, Ltd. ADRΔ	11,997	396,261
Industrial & Commercial Bank of China, Ltd. Class H	1,019,000	679,350
JD.com, Inc. Class A	176,500	3,064,607
KE Holdings, Inc. ADR	118,850	2,189,217
Kingdee International Software Group Co., Ltd.*	740,000	804,151
Kingsoft Corporation, Ltd.	326,400	1,401,528
Kunlun Energy Co., Ltd.	2,235,911	2,409,611
Li Auto, Inc. Class A*	130,500	1,558,770
Meituan Class B 144A*	435,839	8,474,179
Midea Group Co., Ltd.*	406,800	3,914,994
Midea Group Co., Ltd. Class A	262,995	2,695,489
NARI Technology Co., Ltd. Class A	1,137,567	3,910,742
NetEase, Inc.	20,121	358,150
NetEase, Inc. ADR	46,028	4,106,158
New Oriental Education & Technology Group, Inc.	88,000	561,265
PDD Holdings, Inc. ADR*	44,530	4,318,965
People's Insurance Co. Group of China, Ltd. (The) Class H	491,000	243,282
PICC Property & Casualty Co., Ltd. Class H	2,049,482	3,223,429
Ping An Insurance Group Co. of China, Ltd. Class H	1,020,996	5,992,589
Pop Mart International Group, Ltd. 144A	66,400	759,210
Qifu Technology, Inc. ADR	61,126	2,346,016
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	104,790	3,641,092
Shenzhen Transsion Holdings Co., Ltd. Class A€	0	5

See Notes to Financial Statements.

	Shares	Value
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.*	39,524	$826,196
Silergy Corporation	34,000	417,332
Sunresin New Materials Co., Ltd. Class A	46,850	305,550
Tencent Music Entertainment Group ADR	31,855	361,554
Trip.com Group, Ltd.*	2,800	192,697
Vipshop Holdings, Ltd. ADR	13,960	188,041
Want Want China Holdings, Ltd.	123,000	71,924
Weichai Power Co., Ltd. Class H	186,000	282,497
Will Semiconductor Co., Ltd. Class A	137,103	1,949,294
WuXi AppTec Co., Ltd. Class H 144A	118,746	856,897
Xiaomi Corporation Class B 144A*	740,400	3,247,257
Yunnan Aluminium Co., Ltd. Class A	280,248	516,557
Zai Lab, Ltd.*	116,376	306,614
Zai Lab, Ltd. ADRΔ*	32,002	838,132
Zijin Mining Group Co., Ltd. Class H	248,000	447,584
ZTO Express Cayman, Inc. ADR	16,299	318,645
		110,364,597
Egypt — 0.0%
Commercial International Bank - Egypt (CIB) GDR	131,729	195,222
Greece — 0.4%
JUMBO SA	13,086	345,918
Metlen Energy & Metals SA	7,256	251,635
National Bank of Greece SA	68,106	539,225
Piraeus Financial Holdings SA	375,944	1,496,386
		2,633,164
Hong Kong — 8.4%
AIA Group, Ltd.	878,027	6,306,747
Alibaba Group Holding, Ltd. Class W	517,511	5,477,004
China Merchants Port Holdings Co., Ltd.	872,000	1,550,862
China Overseas Land & Investment, Ltd.	180,000	284,363
China Power International Development, Ltd.	449,000	182,308
China Taiping Insurance Holdings Co., Ltd.	1,246,200	1,851,231
CITIC, Ltd.	710,000	833,320
Hong Kong Exchanges and Clearing, Ltd.	199,269	7,458,390
Lenovo Group, Ltd.	2,624,000	3,373,316
Sinotruk Hong Kong, Ltd.	474,500	1,387,192
Tencent Holdings, Ltd.	643,094	34,323,745
		63,028,478
Hungary — 0.5%
OTP Bank Nyrt	69,346	3,789,917
India — 18.2%
360 ONE WAM, Ltd.	4,027	58,871
ABB India, Ltd.	9,306	749,833
Amber Enterprises India, Ltd.*	5,244	451,299
Archean Chemical Industries, Ltd.	19,525	152,299
Axis Bank, Ltd.	452,313	5,608,732
Bajaj Finance, Ltd.	24,288	1,931,348
Bharat Electronics, Ltd.	315,494	1,076,626
	Shares	Value
Bharat Petroleum Corporation, Ltd.	245,752	$835,616
Bharti Airtel, Ltd.	311,430	5,766,334
Bharti Hexacom, Ltd.	6,390	108,428
Canara Bank	254,842	296,888
Cartrade Tech, Ltd.*	13,932	241,387
Coal India, Ltd.	112,971	505,637
Coforge, Ltd.	4,457	500,766
Computer Age Management Services, Ltd.	12,666	748,363
Craftsman Automation, Ltd.	2,925	183,524
Cummins India, Ltd.	16,646	634,855
DLF, Ltd.	44,362	426,152
Embassy Office Parks REIT	476,322	2,054,623
Five-Star Business Finance, Ltd.*	29,644	267,486
Godrej Properties, Ltd.*	24,420	792,299
HCL Technologies, Ltd.	67,055	1,497,299
HDFC Asset Management Co., Ltd. 144A	27,607	1,351,442
HDFC Bank, Ltd.	535,974	11,084,107
Hero MotoCorp, Ltd.	11,094	537,952
Hindalco Industries, Ltd.	130,847	918,198
Hindustan Aeronautics, Ltd.	57,131	2,780,578
Hindustan Petroleum Corporation, Ltd.	15,343	72,942
ICICI Bank, Ltd.	431,645	6,449,563
ICICI Lombard General Insurance Co., Ltd. 144A	94,836	1,977,514
Indian Oil Corporation, Ltd.	408,110	646,746
Info Edge India, Ltd.	28,531	2,884,957
Infosys, Ltd.	149,852	3,282,589
Infosys, Ltd. ADRΔ	235,338	5,158,609
Jio Financial Services, Ltd.*	123,067	428,173
Kalyan Jewellers India, Ltd.	29,208	260,863
Kotak Mahindra Bank, Ltd.	228,403	4,754,287
Larsen & Toubro, Ltd.	102,526	4,309,614
LTIMindtree, Ltd. 144A	3,476	225,987
Macrotech Developers, Ltd. 144A	54,322	879,867
Mahindra & Mahindra, Ltd.	410,788	14,378,899
MakeMyTrip, Ltd.*	13,800	1,549,464
Marico, Ltd.	994,075	7,418,743
Max Financial Services, Ltd.*	216,161	2,808,093
Mphasis, Ltd.	1,955	64,750
Navin Fluorine International, Ltd.	9,311	352,459
Netweb Technologies India, Ltd.	10,859	344,015
Oil & Natural Gas Corporation, Ltd.	786,930	2,196,483
Oracle Financial Services Software, Ltd.	7,798	1,160,649
PB Fintech, Ltd.*	58,564	1,437,736
Petronet LNG, Ltd.	203,923	823,012
Phoenix Mills, Ltd. (The)	3,391	64,594
Power Grid Corporation of India, Ltd.	508,369	1,829,778
REC, Ltd.	131,262	765,331
Reliance Industries, Ltd.	84,727	1,199,955
SBI Life Insurance Co., Ltd. 144A	185,940	3,013,143
Siemens, Ltd.	2,520	191,914
Sona Blw Precision Forgings, Ltd. 144A	57,333	397,320
Tata Consultancy Services, Ltd.	242,567	11,575,658
Tata Consumer Products, Ltd.	59,326	632,665
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
TeamLease Services, Ltd.*	4,476	$153,012
Tech Mahindra, Ltd.	155,527	3,088,795
Trent, Ltd.	21,702	1,800,619
Varun Beverages, Ltd.	255,816	1,907,854
Vedanta, Ltd.	567,006	2,938,201
Zomato, Ltd.*	551,554	1,786,683
		136,772,478
Indonesia — 2.4%
PT Alamtri Resources Indonesia Tbk	7,751,000	1,167,196
PT Astra International Tbk	1,717,900	522,215
PT Bank Central Asia Tbk	17,082,042	10,268,329
PT Bank Mandiri Persero Tbk	4,283,834	1,507,925
PT BFI Finance Indonesia Tbk	3,556,700	208,708
PT GoTo Gojek Tokopedia Tbk*	531,583,900	2,294,583
PT Indah Kiat Pulp & Paper Tbk	494,200	208,262
PT Map Aktif Adiperkasa	5,284,600	351,322
PT Nusantara Sejahtera Raya Tbk 144A	10,612,700	133,194
PT Pakuwon Jati Tbk	7,059,500	174,569
PT United Tractors Tbk	892,760	1,485,160
		18,321,463
Jersey — 0.1%
Wizz Air Holdings PLC 144A*	60,401	1,082,483
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR	15,027	1,423,207
Kaspi.KZ JSC GDR	3,113	294,832
		1,718,039
Kuwait — 0.0%
National Bank of Kuwait SAKP	26,896	78,139
Malaysia — 0.2%
CIMB Group Holdings Bhd	86,400	158,292
RHB Bank Bhd	505,900	732,959
Telekom Malaysia Bhd.	179,100	266,255
YTL Corporation Bhd.	1,001,400	596,774
		1,754,280
Mexico — 2.6%
Alfa SAB de CV Series A	357,352	257,590
Alsea SAB de CV	127,900	267,381
America Movil SAB de CV Series B	884,700	634,323
Arca Continental SAB de CV	36,121	298,880
Banco del Bajio SA 144A	65,900	131,636
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	75,967	1,944,755
Fibra Uno Administracion SA de CV REIT	745,010	739,257
Fomento Economico Mexicano SAB de CV ADR	88,800	7,591,512
GCC SAB de CV	20,858	185,342
Gentera SAB de CVΔ	230,050	264,903
Grupo Aeroportuario del Centro Norte SAB de CV ADRΔ	4,767	327,207
Grupo Aeroportuario del Sureste SAB de CV ADR	2,299	592,291
Grupo Financiero Banorte SAB de CV Series O	513,122	3,306,464
	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O*	96,300	$200,627
Grupo Mexico SAB de CV Series B	369,600	1,759,814
Industrias Penoles SAB de CV*	10,800	137,467
Prologis Property Mexico SA de CV REIT	100,136	277,438
Wal-Mart de Mexico SAB de CV	79,600	209,508
		19,126,395
Peru — 0.8%
Credicorp, Ltd.	34,336	6,294,476
Philippines — 0.2%
BDO Unibank, Inc.	148,930	368,419
Jollibee Foods Corporation	77,940	361,441
Monde Nissin Corporation 144A	2,527,800	373,885
SM Prime Holdings, Inc.	473,200	204,368
		1,308,113
Poland — 0.7%
Allegro.eu SA 144A*	100,743	660,167
Bank Polska Kasa Opieki SA	30,840	1,030,882
Dino Polska SA 144A*	4,495	424,229
Powszechna Kasa Oszczednosci Bank Polski SA	136,109	1,970,401
Powszechny Zaklad Ubezpieczen SA	66,997	744,201
Santander Bank Polska SA	5,425	602,215
		5,432,095
Qatar — 0.1%
Commercial Bank PSQC (The)	74,739	89,301
Qatar National Bank QPSC	130,638	620,245
		709,546
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PJSC ADR†††*	17,904	—
		—
Saudi Arabia — 1.9%
Al Rajhi Bank	24,227	608,966
Alinma Bank	61,656	474,911
Almarai Co. JSC	15,420	234,565
Arab National Bank	335,247	1,877,919
Banque Saudi Fransi	204,890	862,183
Co for Cooperative Insurance (The)	5,444	213,921
Elm Co.	3,539	1,050,190
Etihad Etisalat Co.	17,301	245,611
Jarir Marketing Co.	117,136	394,179
Riyad Bank	199,054	1,513,065
Saudi Arabian Oil Co. 144A	29,895	223,165
Saudi British Bank (The)	275,164	2,462,443
Saudi Electricity Co.	167,186	751,175

See Notes to Financial Statements.

	Shares	Value
Saudi Investment Bank (The)	18,571	$71,594
Saudi National Bank (The)	323,386	2,869,638
Saudi Telecom Co.	43,213	460,039
		14,313,564
Singapore — 0.3%
Grab Holdings, Ltd. Class A*	395,015	1,864,471
Nanofilm Technologies International, Ltd.	173,606	95,943
		1,960,414
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	20,618	526,876
South Africa — 2.6%
Absa Group, Ltd.	49,017	492,865
Clicks Group, Ltd.	28,000	553,583
Discovery, Ltd.	597,627	6,168,103
Exxaro Resources, Ltd.	118,911	995,270
FirstRand, Ltd.	235,146	943,217
JSE, Ltd.	38,506	246,324
Kumba Iron Ore, Ltd.Δ	3,650	63,102
Naspers, Ltd. Class N	28,384	6,285,850
Old Mutual, Ltd.	2,383,861	1,585,217
OUTsurance Group, Ltd.	214,152	754,646
Sanlam, Ltd.	63,593	292,771
Sasol, Ltd.	281,533	1,239,794
		19,620,742
South Korea — 6.8%
DB Insurance Co., Ltd.	9,168	636,995
GS Holdings Corporation	10,517	278,971
Hana Financial Group, Inc.	56,284	2,153,611
Hankook Tire & Technology Co., Ltd.	14,078	363,496
HD Hyundai Marine Solution Co., Ltd.	8,069	878,708
Hyundai Motor Co.	19,827	2,814,855
Industrial Bank of Korea	189,550	1,837,558
JYP Entertainment Corporation	4,886	229,761
KB Financial Group, Inc.	29,528	1,662,750
Kia Corporation	8,066	545,823
Korea Investment Holdings Co., Ltd.	18,950	908,694
KT Corporation ADR	3,400	52,768
LG Electronic, Inc.	11,856	666,118
LG Uplus Corporation	13,101	91,605
NCSoft Corporation	2,134	263,514
Samsung Biologics Co., Ltd. 144A*	923	591,429
Samsung E&A Co., Ltd.*	14,359	160,059
Samsung Electronics Co., Ltd.	345,648	12,335,075
Samsung Fire & Marine Insurance Co., Ltd.	29,201	7,069,440
Samsung Life Insurance Co., Ltd.	20,663	1,322,248
Shinhan Financial Group Co., Ltd.	27,999	907,919
SK Hynix, Inc.	103,088	11,812,887
SK Telecom Co., Ltd.	35,886	1,344,724
Woori Financial Group, Inc.	229,402	2,390,207
		51,319,215
Taiwan — 18.5%
ASE Technology Holding Co., Ltd.	353,000	1,733,384
	Shares	Value
ASPEED Technology, Inc.	22,271	$2,254,005
Asustek Computer, Inc.	44,000	824,738
Catcher Technology Co., Ltd.	12,000	70,885
Cathay Financial Holding Co., Ltd.	1,665,000	3,462,988
Chroma ATE, Inc.	31,000	385,713
Compal Electronics, Inc.	360,000	412,168
Delta Electronics, Inc.	798,174	10,447,497
E Ink Holdings, Inc.	47,000	391,357
eMemory Technology, Inc.	2,000	204,335
Hon Hai Precision Industry Co., Ltd.	432,000	2,415,161
Jentech Precision Industrial Co., Ltd.	10,000	463,656
Largan Precision Co., Ltd.	15,694	1,277,625
MediaTek, Inc.	276,067	11,868,048
Merida Industry Co., Ltd.	36,000	165,501
Nien Made Enterprise Co., Ltd.	19,000	212,102
Pegatron Corporation	206,000	576,044
PharmaEssentia Corporation*	70,000	1,311,409
Pou Chen Corporation	409,000	459,578
Realtek Semiconductor Corporation	274,556	4,744,999
Taiwan Semiconductor Manufacturing Co., Ltd.	2,537,662	82,474,148
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,085	1,596,707
Unimicron Technology Corporation	459,089	1,967,180
Uni-President Enterprises Corporation	2,132,640	5,257,794
Voltronic Power Technology Corporation	58,737	3,324,813
Yageo Corporation	25,507	419,718
		138,721,553
Thailand — 1.1%
Bangkok Dusit Medical Services PCL	500,300	359,506
Kasikornbank PCL NVDR	468,700	2,133,342
Krung Thai Bank PCL NVDR	1,232,600	758,378
SCB X PCL NVDR	69,400	238,918
TMBThanachart Bank PCL NVDR	4,146,300	225,957
True Corporation PCL NVDR*	13,570,266	4,405,052
		8,121,153
Turkey — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	66,781	136,879
KOC Holding AS	235,966	1,190,862
Turkcell Iletisim Hizmetleri AS	256,482	671,663
Yapi ve Kredi Bankasi AS	2,696,340	2,334,137
		4,333,541
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	27,073	76,752
Abu Dhabi Islamic Bank PJSC	454,880	1,711,505
Adnoc Gas PLC	258,361	246,865
Americana Restaurants International PLC - Foreign Co.	1,229,252	739,284
Burjeel Holdings PLC	1,173,521	625,912
Dubai Islamic Bank PJSC	279,255	538,607
Emaar Properties PJSC	160,575	562,501
Emirates NBD Bank PJSC	124,373	726,318
First Abu Dhabi Bank PJSC	182,573	682,825
Lulu Retail Holdings PLC*	1,934,700	1,000,784
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Talabat Holding PLC*	4,131,854	$1,574,875
		8,486,228
United Kingdom — 2.5%
Anglo American PLC	87,007	2,572,551
Anglogold Ashanti PLC	33,115	740,638
Antofagasta PLC	389,158	7,709,026
Unilever PLC	134,282	7,629,987
		18,652,202
Total Foreign Common Stocks (Cost $611,771,105)		668,504,269
FOREIGN PREFERRED STOCKS — 1.6%
Brazil — 0.5%
Itau Unibanco Holding SA 3.66%◊	114,500	566,423
Banco Bradesco SA *	1,134,600	2,133,394
Petroleo Brasileiro SA 7.22%◊	202,500	1,197,683
		3,897,500
Chile — 0.3%
Embotelladora Andina SA Class B 5.13%◊	698,278	2,125,108
	Shares	Value
South Korea — 0.8%
Samsung Electronics Co., Ltd. 3.27%◊	200,143	$5,944,642
Total Foreign Preferred Stocks (Cost $15,789,437)		11,967,250
MONEY MARKET FUNDS — 5.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	5,196,599	5,196,599
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	22,775,907	22,775,907
Northern Institutional U.S. Treasury Portfolio (Premier), 4.29%Ø	14,633,083	14,633,083
Total Money Market Funds (Cost $42,605,589)		42,605,589
TOTAL INVESTMENTS — 98.5% (Cost $683,578,878)		738,615,548
Other Assets in Excess of Liabilities — 1.5%		11,247,356
NET ASSETS — 100.0%		$749,862,904
Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
FTSE Taiwan Index	01/2025	60	$4,593,600	$(59,282)
MSCI Singapore Index	01/2025	(153)	(4,183,931)	3,759
IFSC NIFTY 50 Index	01/2025	22	1,045,858	(6,434)
Euro-BTP	01/2025	180	3,304,931	38,194
KOSPI2 Index	03/2025	137	7,419,302	(2,225)
FTSE/JSE Top 40 Index	03/2025	(138)	(5,581,500)	189,405
MSCI Emerging Markets	03/2025	462	24,804,780	(892,895)
Thai SET50 Index	03/2025	(112)	(593,588)	(2,659)
Total Futures Contracts outstanding at December 31, 2024			$30,809,452	$(732,137)
Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	U.S. Dollars	45,847,290	Singapore Dollars	61,329,000	CITI	$797,411
03/19/25	U.S. Dollars	9,473,221	South Korean Won	13,195,447,040	CITI	515,373
03/19/25	U.S. Dollars	31,834,981	Czech Republic Koruna	761,900,000	CITI	474,828
03/19/25	U.S. Dollars	11,234,670	Mexican Pesos	231,000,000	CITI	299,120
03/19/25	U.S. Dollars	15,126,635	Chinese Offshore Yuan	109,464,036	CITI	180,277
03/19/25	U.S. Dollars	16,757,974	Polish Zloty	68,800,000	CITI	149,250
03/19/25	U.S. Dollars	4,129,183	South African Rand	76,000,000	CITI	130,502
03/19/25	U.S. Dollars	8,601,613	Brazilian Reals	53,095,000	CITI	122,340
03/19/25	Thai Baht	305,974,000	U.S. Dollars	8,901,173	CITI	119,562

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	Israeli Shekels	24,376,500	U.S. Dollars	6,643,145	CITI	$75,686
03/19/25	U.S. Dollars	3,534,977	Hungarian Forint	1,390,000,000	CITI	49,496
03/19/25	U.S. Dollars	4,448,553	Indian Rupees	380,000,000	CITI	43,769
03/19/25	U.S. Dollars	4,646,796	Indonesian Rupiahs	75,000,000,000	CITI	43,371
03/19/25	Philippine Pesos	360,000,000	U.S. Dollars	6,125,215	CITI	33,202
03/19/25	U.S. Dollars	3,539,135	Chilean Pesos	3,500,000,000	CITI	23,206
03/19/25	Hong Kong Dollars	90,398,116	U.S. Dollars	11,634,022	CITI	17,125
03/19/25	Colombian Pesos	11,350,000,000	U.S. Dollars	2,535,736	CITI	13,270
03/19/25	U.S. Dollars	3,554,204	Saudi Riyals	13,361,863	CITI	2,708
03/19/25	Peruvian Nuevo Soles	703,215	U.S. Dollars	185,534	CITI	1,209
03/19/25	U.S. Dollars	2,605,376	Hong Kong Dollars	20,209,000	CITI	697
03/19/25	U.S. Dollars	32,549	Euro	31,000	CITI	326
03/19/25	Hungarian Forint	80,000,000	U.S. Dollars	200,285	CITI	318
03/19/25	U.S. Dollars	24,068	Peruvian Nuevo Soles	90,000	CITI	168
03/19/25	U.S. Dollars	245,758	Thai Baht	8,333,650	CITI	65
03/19/25	Saudi Riyals	281,000	U.S. Dollars	74,674	CITI	14
Subtotal Appreciation						$3,093,293
03/19/25	U.S. Dollars	5,026	Peruvian Nuevo Soles	19,000	CITI	$(19)
03/19/25	Peruvian Nuevo Soles	267,406	U.S. Dollars	71,468	CITI	(457)
03/19/25	Saudi Riyals	14,550,000	U.S. Dollars	3,870,495	CITI	(3,200)
03/19/25	U.S. Dollars	974,162	Israeli Shekels	3,552,000	CITI	(4,867)
03/19/25	U.S. Dollars	1,037,739	Indonesian Rupiahs	17,000,000,000	CITI	(5,704)
03/19/25	U.S. Dollars	4,020,307	Hong Kong Dollars	31,238,000	CITI	(5,867)
03/19/25	Singapore Dollars	905,000	U.S. Dollars	670,791	CITI	(6,014)
03/19/25	Philippine Pesos	40,000,000	U.S. Dollars	690,996	CITI	(6,728)
03/19/25	U.S. Dollars	1,397,303	Hungarian Forint	560,000,000	CITI	(6,920)
03/19/25	Colombian Pesos	4,950,000,000	U.S. Dollars	1,119,759	CITI	(8,079)
03/19/25	Polish Zloty	6,497,000	U.S. Dollars	1,576,591	CITI	(8,177)
03/19/25	Indonesian Rupiahs	14,305,301,617	U.S. Dollars	892,628	CITI	(14,583)
03/19/25	Euro	1,177,000	U.S. Dollars	1,240,552	CITI	(17,136)
03/19/25	U.S. Dollars	2,069,003	Thai Baht	70,912,958	CITI	(21,655)
03/19/25	Czech Republic Koruna	87,000,000	U.S. Dollars	3,610,636	CITI	(29,676)
03/19/25	Hungarian Forint	2,263,908,666	U.S. Dollars	5,736,595	CITI	(59,753)
03/19/25	Chilean Pesos	4,341,069,441	U.S. Dollars	4,443,085	CITI	(82,259)
03/19/25	U.S. Dollars	8,712,650	Philippine Pesos	514,292,791	CITI	(85,210)
03/19/25	South African Rand	36,990,406	U.S. Dollars	2,032,828	CITI	(86,606)
03/19/25	Israeli Shekels	51,857,500	U.S. Dollars	14,401,767	CITI	(108,420)
07/16/25	Chinese Offshore Yuan	24,819,000	U.S. Dollars	3,538,494	CITI	(126,179)
03/19/25	Chinese Offshore Yuan	76,481,271	U.S. Dollars	10,572,330	CITI	(129,481)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(158,858)
03/19/25	Mexican Pesos	269,990,109	U.S. Dollars	12,980,497	CITI	(199,152)
03/19/25	South Korean Won	16,100,000,000	U.S. Dollars	11,229,153	CITI	(299,523)
03/19/25	Brazilian Reals	51,560,165	U.S. Dollars	8,720,416	CITI	(486,256)
03/19/25	Indian Rupees	3,428,445,466	U.S. Dollars	40,311,819	CITI	(570,863)
03/19/25	Taiwan Dollars	1,329,477,890	U.S. Dollars	41,190,173	CITI	(663,326)
Subtotal Depreciation						$(3,194,968)
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$(101,675)
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at December 31, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	1/27/2025	CITI	HKD	38,937,300	$41,478	$—	$41,478
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	3/13/2025	CITI	KRW	13,632,975,000	80,052	—	80,052
Financing Index: 1-Month TELBOR + 0.45%	Tel Aviv Interbank Offered Rate (Monthly)	3/19/2025	GSC	ILS	2,093,609	37,287	—	37,287
Financing Index: Overnight Bank Funding Rate + 0.9%	MSCI Saudi Arabia Index Futures (Monthly)	3/19/2025	GSC	USD	384,547	1,830	—	1,830
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.1%	3/19/2025	CITI	USD	9,149,133	428,765	—	428,765
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 0.4%	3/19/2025	CITI	PLN	1,690,990	81,327	—	81,327
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.5%	3/19/2025	CITI	SGD	2,501,588	41,323	—	41,323
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 0.12%	3/19/2025	CITI	ZAR	16,400,590	865,775	—	865,775
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	3/21/2025	CITI	PLN	1,863,120	11,426	—	11,426
Subtotal Appreciation						$1,589,263	$ —	$1,589,263
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	1/15/2025	CITI	TWD	32,261,600	$(1,545)	$—	$(1,545)
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	2/12/2025	GSC	BRL	51,061,920	(194,422)	—	(194,422)
Financing Index: Overnight Bank Funding Rate + 0.9%	MSCI Saudi Arabia Index Futures (Monthly)	3/19/2025	GSC	USD	2,556,525	(38,299)	—	(38,299)
Financing Index: Overnight Brazil CETIP - 0.6%	MSCI Brazil Net Return BRL Index (Monthly)	3/19/2025	CITI	BRL	8,316,001	(702,471)	—	(702,471)
MSCI Mexico Net MXN Index (Monthly)	Central Bank of Mexico Overnight TIIE Funding Rate (Monthly) - 0.2%	3/19/2025	CITI	MXN	119,288	(1,291)	—	(1,291)
Subtotal Depreciation						$(938,028)	$ —	$(938,028)
Net Total Return Swaps outstanding at December 31, 2024						$651,235	$ —	$651,235

See Notes to Financial Statements.

Total Return Basket Swap Agreements outstanding at December 31, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus a specified spread( 0.65%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).	57 months maturity 09/28/2029	GSC	$7,912	$1,205	$—	$1,205

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus or minus a specified spread (-2.60% to 0.40%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	9-11 months maturity ranging from 09/16/2025 - 11/12/2025	CITI	$17,144,068	$(765,659)	$—	$(765,659)
Net Total Return Basket Swaps				$(764,454)	$ —	$(764,454)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Samsung Electronics Co., Ltd.	54,023	$1,927,909	$(188,150)	24.57%
SK Hynix, Inc.	14,878	1,704,875	(130,992)	17.11
Sk, Inc.	9,094	807,237	(64,485)	8.42
Hankook Tire & Technology Co., Ltd.	20,088	518,675	(35,913)	4.69
Hmm Co, Ltd.	42,687	509,915	(47,330)	6.18
KB Financial Group, Inc.	6,877	387,250	(31,983)	4.18
Contemporary Amperex Technology Co., Ltd. Class A	8,760	319,308	(10,860)	1.42
Korea Electric Power Corporation	21,338	289,061	(27,168)	3.55
Cosco Shipping Holdings Co. Class A	134,900	284,779	15,242	(1.99)
Ping An Insurance Group Co. Class A	38,700	277,620	(18,569)	2.43
Huatai Securities Co., Ltd. Class A	110,900	265,726	(18,470)	2.41
Petrochina Co., Ltd. Class A	205,000	250,076	11,384	(1.49)
Bank Of Shanghai Co., Ltd. Class A	195,300	243,397	11,040	(1.44)
Zte Corporation Class A	41,600	228,560	49,376	(6.45)
Woori Financial Group, Inc.	21,366	222,619	(13,479)	1.76
Huaxia Bank Co., Ltd. Class A	203,107	221,593	4,560	(0.60)
Weichai Power Co., Ltd. Class A	118,000	220,185	(3,886)	0.51
Yutong Bus Co., Ltd. Class A	57,100	205,146	20,685	(2.70)
Shenergy Company Limited Class A	156,000	201,672	10,271	(1.34)
Guangdong Haid Group Co. Class A	30,100	201,089	1,267	(0.17)
China Pacific Insurance Group Class A	43,000	199,625	(11,110)	1.45
Industrial Bank Co., Ltd. Class A	73,900	192,851	2,048	(0.27)
China State Construction Class A	229,000	187,155	(6,462)	0.84
Picc Holding Co. Class A	164,000	170,267	(3,171)	0.41
Bank of Beijing Co., Ltd. Class A	200,800	168,226	5,365	(0.70)
Yunnan Yuntianhua Co. Class A	52,600	159,763	(3,062)	0.40
Shanghai Baosight Software Class A Stock Connect	36,740	146,331	3,258	(0.43)
China Yangtze Power Co., Ltd. Class A	36,200	145,729	4,161	(0.54)
Zhejiang Zheneng Electric Class A	187,700	144,709	(4,685)	0.61
China Merchants Securities Class A	54,000	140,926	(8,982)	1.17
Inner Mongolia Yili Indutrys Class A	34,162	140,479	(1,728)	0.23
Yunnan Aluminium Co., Ltd. Class A	76,100	140,189	(16,683)	2.18
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Samsung Life Insurance Co., Ltd.	2,181	$139,565	$(19,220)	2.51%
Yealink Network Technology Class A	25,300	132,992	(754)	0.10
Enn Natural Gas Co., Ltd. Class A	44,400	131,085	15,470	(2.02)
Lens Technology Co., Ltd. Class A	43,400	129,337	(3,994)	0.52
Will Semiconductor Co., Ltd. Class A	9,000	128,627	4,720	(0.62)
Seres Group Co., Ltd. Class A	6,900	125,174	(4,345)	0.57
Aluminum Corporation Of China, Ltd. Class A	121,600	121,723	(8,492)	1.11
DB Insurance Co., Ltd.	1,698	117,978	(9,450)	1.23
China Railway Group, Ltd. Class A	135,200	117,686	(5,375)	0.70
Shandong Nanshan Aluminum Class A	218,100	116,138	(5,820)	0.76
China Shenhua Energy Co. Class A	19,100	113,117	(267)	0.04
Gf Securities Co., Ltd. Class A	50,600	111,717	(6,525)	0.85
Luxshare Precision Industry Class A	19,900	110,383	(2,513)	0.33
Sdic Power Holdings Co., Ltd. Class A	47,200	106,853	2,991	(0.39)
Suzhou Dongshan Precision Class A	26,000	103,316	(82)	0.01
East Money Information Co. Class A	29,360	103,278	(9,560)	1.25
China National Chemical Class A	91,100	102,873	(1,122)	0.15
Muyuan Foods Co., Ltd. Class A	18,800	98,442	(3,264)	0.43
Other	2,452,224	3,810,842	(199,546)	26.07
		$17,144,068	$(765,659)	100.00%

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$15,311,162	$14,952,113	$359,049	$—
Materials	227,278	227,278	—	—
Total Common Stocks	15,538,440	15,179,391	359,049	—
Foreign Common Stocks:
Brazil	26,629,027	619,987	26,009,040	—
Canada	1,232,912	1,232,912	—	—
Cayman Islands	615,704	615,704	—	—
Chile	1,362,253	1,148,263	213,990	—
China	110,364,597	29,750,114	80,614,483	—
Egypt	195,222	195,222	—	—
India	136,772,478	8,615,927	128,156,551	—
Indonesia	18,321,463	12,412,574	5,908,889	—
Kazakhstan	1,718,039	1,423,207	294,832	—
Mexico	19,126,395	19,126,395	—	—
Peru	6,294,476	6,294,476	—	—
Poland	5,432,095	424,229	5,007,866	—
Saudi Arabia	14,313,564	1,050,190	13,263,374	—
Singapore	1,960,414	1,864,471	95,943	—
South Africa	19,620,742	9,566,664	10,054,078	—
South Korea	51,319,215	52,768	51,266,447	—
Taiwan	138,721,553	1,596,707	137,124,846	—
Turkey	4,333,541	2,471,016	1,862,525	—
United Arab Emirates	8,486,228	5,013,482	3,472,746	—
Other^^	101,684,351	—	101,684,351	— **
Total Foreign Common Stocks	668,504,269	103,474,308	565,029,961	—
Foreign Preferred Stocks	11,967,250	—	11,967,250	—
Money Market Funds	42,605,589	42,605,589	—	—
Total Assets - Investments in Securities	$738,615,548	$161,259,288	$577,356,260	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$3,093,293	$—	$3,093,293	$—
Futures Contracts	231,358	231,358	—	—
Swap Agreements	1,590,468	—	1,590,468	—
Total Assets - Other Financial Instruments	$4,915,119	$231,358	$4,683,761	$ —
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,194,968)	$—	$(3,194,968)	$—
Futures Contracts	(963,495)	(963,495)	—	—
Swap Agreements	(1,703,687)	—	(1,703,687)	—
Total Liabilities - Other Financial Instruments	$(5,862,150)	$(963,495)	$(4,898,655)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended December 31, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2024.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Defensive Market Strategies® Fund	Impact Equity Fund	Equity Index Fund	Value Equity Index Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,428,545,428	$106,916,205	$4,515,378,154	$184,921,601
Investments in securities of affiliated issuers, at value	97,190,128	7,008,716	72,339,987	3,606,803
Total investments, at value(1), (2)	1,525,735,556	113,924,921	4,587,718,141	188,528,404
Cash	—	—	—	—
Cash collateral for derivatives	—	—	—	—
Deposits with broker for futures contracts	6,251	256,949	3,551,144	231,822
Foreign currency(3)	15,662	20,634	—	—
Receivables:
Dividends	630,401	55,790	2,557,714	186,944
Reclaims	322,682	31,215	—	—
Interest	3,430,446	—	—	—
Securities lending	14,046	67	26,750	329
From advisor	—	1,734	—	3,777
Investment securities sold	4,247,049	22,197	—	—
Fund shares sold	680,973	874	11,007,065	23,486
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses and other assets	30,301	23,661	61,140	3,532
Total Assets	1,535,113,367	114,338,042	4,604,921,954	188,978,294
Liabilities
Cash Overdraft	919,788	—	—	4,521
Options written, at value(4)	10,254,983	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Collateral held for securities on loan, at value	4,770,047	22,242	2,407,921	631,344
Collateral from counterparty	—	—	—	—
Payables:
Investment securities purchased	4,130,597	—	—	1
Fund shares redeemed	643,193	1,348	1,058,375	2,394
Variation margin on futures contracts	268,666	13,477	255,912	14,148
Foreign capital gains taxes	—	—	—	—
Accrued expenses:
Investment advisory fees	770,145	61,571	341,296	15,629
Shareholder servicing fees	82,204	1,914	259,678	4,174
Director fees	548	24	1,310	53
Other expenses	205,103	74,615	521,049	89,099
Total Liabilities	22,045,274	175,191	4,845,541	761,363
Commitments and contingencies	—	— (5)	—	— (5)
Net Assets	$1,513,068,093	$114,162,851	$4,600,076,413	$188,216,931
Net Assets Consist of:
Paid-in-capital	$1,487,908,584	$99,198,093	$2,291,596,206	$161,679,846
Distributable earnings (loss)	25,159,509	14,964,758	2,308,480,207	26,537,085
Net Assets	$1,513,068,093	$114,162,851	$4,600,076,413	$188,216,931
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$1,127,769,311	$105,131,893	$3,389,415,540	$168,857,895
Institutional shares outstanding	96,168,486	9,141,368	57,931,594	14,472,020
Net asset value, offering and redemption price per Institutional share	$11.73	$11.50	$58.51	$11.67
Net assets applicable to the Investor Class	$385,298,782	$9,030,958	$1,210,660,873	$19,359,036
Investor shares outstanding	32,903,092	785,025	20,689,926	1,657,409
Net asset value, offering and redemption price per Investor share	$11.71	$11.50	$58.51	$11.68

(1)Investments in securities of unaffiliated issuers, at cost*	$1,387,974,774	$92,535,928	$2,213,753,251	$158,436,120
Investments in securities of affiliated issuers, at cost	97,190,128	7,008,716	72,339,987	3,606,803
Total investments, at cost	$1,485,164,902	$99,544,644	$2,286,093,238	$162,042,923
(2)Includes securities loaned of:	$6,675,405	$514,225	$82,597,942	$781,486
(3)Foreign currency, at cost	$17,220	$21,507	$—	$—
(4)Premiums received on options written	$6,136,665	$—	$—	$—
(5)See Note 3c in Notes to Financial Statements.
(6)Net of $(237,994) and $(4,462,633) accrued foreign capital gains taxed on appreciated securities for International Equity Fund and Emerging Markets Equity Fund, respectively.
* Includes Purchased Options

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$1,023,556,245	$287,763,713	$1,711,711,196	$828,826,532	$1,194,318,634	$1,143,309,101	$715,839,641
43,646,707	7,412,203	58,278,480	45,178,540	63,006,067	51,700,050	22,775,907
1,067,202,952	295,175,916	1,769,989,676	874,005,072	1,257,324,701	1,195,009,151	738,615,548
122,722	—	—	—	47,967	339,150	1,136,537
—	—	—	—	—	10,927,939	13,499,073
1,673,008	371,608	1,629,348	2,433,722	2,437,933	8,311,176	2,767,927
—	—	—	—	3,221,173	12,654,412	4,080,683

979,567	75,047	468,570	830,826	867,926	995,637	1,111,096
59,415	—	1,846	—	3,792,459	5,611,458	11,506
—	—	—	—	—	307	—
2,823	510	1,893	13,488	10,716	7,613	1,017
—	1,902	—	—	4,756	—	—
405,661	8	315,829	905,034	—	156,276	116,652
398,108	1,033,387	3,307,571	438,919	215,230	344,932	158,262
—	—	—	28,140	—	—	—
405,141	—	—	10,017	—	3,506,673	3,093,293
—	—	—	—	—	456,504	1,590,468
31,350	6,511	45,884	34,299	6,571	30,882	32,135
1,071,280,747	296,664,889	1,775,760,617	878,699,517	1,267,929,432	1,238,352,110	766,214,197

—	1,355	—	—	—	—	—
—	—	—	—	—	—	—
2,564	—	—	254	—	3,072,729	3,194,968
—	—	—	—	—	506,111	1,703,687
383,446	49,828	3,015,049	13,511,512	25,431,482	19,856,372	5,196,599
—	—	—	—	—	266,882	299,297

1,075,473	1,485,973	230,751	9,049,885	—	129,805	117,501
719,050	170,097	449,088	319,128	252,693	746,850	25,167
100,050	46,073	191,130	—	71,760	14,347	60,320
—	—	—	—	—	237,994	4,462,633

527,993	24,379	922,614	648,469	116,248	798,274	548,939
84,722	22,536	193,320	64,673	4,972	81,212	24,751
524	213	909	603	117	599	439
152,593	106,392	202,733	168,187	343,438	525,336	716,992
3,046,415	1,906,846	5,205,594	23,762,711	26,220,710	26,236,511	16,351,293
—	— (5)	—	—	— (5)	—	— (5)
$1,068,234,332	$294,758,043	$1,770,555,023	$854,936,806	$1,241,708,722	$1,212,115,599	$749,862,904

$901,131,043	$192,300,116	$1,172,066,902	$748,428,867	$1,134,807,246	$1,144,225,621	$771,768,615
167,103,289	102,457,927	598,488,121	106,507,939	106,901,476	67,889,978 (6)	(21,905,711)(6)
$1,068,234,332	$294,758,043	$1,770,555,023	$854,936,806	$1,241,708,722	$1,212,115,599	$749,862,904

$674,215,435	$186,885,731	$870,069,790	$559,092,716	$1,218,366,622	$833,058,004	$634,491,309
35,913,851	11,409,049	31,775,970	31,280,532	106,066,779	60,835,458	66,822,553
$18.77	$16.38	$27.38	$17.87	$11.49	$13.69	$9.50
$394,018,897	$107,872,312	$900,485,233	$295,844,090	$23,342,100	$379,057,595	$115,371,595
21,016,755	6,584,653	33,904,961	16,751,521	2,028,440	27,724,256	12,200,731
$18.75	$16.38	$26.56	$17.66	$11.51	$13.67	$9.46

$876,289,836	$186,135,837	$1,110,718,020	$725,591,375	$1,088,527,383	$1,048,763,934	$660,802,971
43,646,707	7,412,203	58,278,480	45,178,540	63,006,067	51,700,050	22,775,907
$919,936,543	$193,548,040	$1,168,996,500	$770,769,915	$1,151,533,450	$1,100,463,984	$683,578,878
$794,133	$4,345,036	$28,609,442	$72,777,485	$28,645,360	$19,531,935	$6,191,290
$—	$—	$—	$—	$3,261,023	$12,861,267	$4,185,280
$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Defensive Market Strategies® Fund	Impact Equity Fund	Equity Index Fund	Value Equity Index Fund
Investment Income
Dividends	$8,435,472	$1,261,311	$57,900,805	$3,876,075
Income distributions received from affiliated funds	2,101,398	227,502	3,012,183	160,862
Interest	32,932,446	6,244	266,729	9,723
Securities lending, net	369,750	1,086	259,415	18,604
Less foreign taxes withheld	(8,964)	(112,183)	(300,228)	—
Total Investment Income	43,830,102	1,383,960	61,138,904	4,065,264
Expenses
Investment advisory fees	8,746,274	712,427	3,706,467	180,384
Transfer agent fees:
Institutional shares	8,575	6,807	9,181	6,870
Investor shares	37,999	22,788	85,602	23,066
Custodian fees	72,720	50,168	56,144	29,043
Shareholder servicing fees:
Investor shares	939,564	22,006	2,716,253	39,261
Accounting and administration fees	231,291	42,320	578,056	50,686
Professional fees	153,025	116,356	119,272	117,303
Blue sky fees:
Institutional shares	17,849	15,321	20,743	16,041
Investor shares	18,893	15,641	25,904	15,771
Shareholder reporting fees:
Institutional shares	5,885	351	18,408	—
Investor shares	33,694	2,485	70,650	3,249
Directors expenses	20,385	1,949	55,845	2,891
Line of credit facility fees	5,079	412	13,839	612
Index license fees	10,141	31,941	501,874	34,349
Other expenses	160,140	23,327	147,445	18,006
Recoupment of prior expenses reduced by the Advisor	—	—	—	4,902
Total Expenses	10,461,514	1,064,299	8,125,683	542,434
Expenses waived/reimbursed(1)	—	(33,395)	—	(66,057)
Fees paid indirectly	(105)	—	—	—
Net Expenses	10,461,409	1,030,904	8,125,683	476,377
Net Investment Income	33,368,693	353,056	53,013,221	3,588,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	3,333	152	2,041	137
Investment securities (net of capital gains taxes of $(15,815) and $(3,780,630) for International Equity Fund and Emerging Markets Equity Fund, respectively)	37,963,097	7,020,149	96,148,271	6,943,278
Futures transactions	2,362,447	277,459	23,137,028	774,215
Swap agreements	—	—	—	—
Option contracts written	39,915,122	—	—	—
Option contracts purchased	27,797,885	—	—	—
Forward foreign currency contracts	195,587	—	—	—
Foreign currency	(73,647)	(5,527)	—	—
Net realized gain	108,163,824	7,292,233	119,287,340	7,717,630
Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $(237,994) and $(4,462,633) for International Equity Fund and Emerging Markets Equity Fund, respectively)	2,297,893	3,600,097	770,651,563	13,899,977
Futures	(4,299,021)	(157,678)	(4,679,463)	(255,334)
Swap agreements	—	—	—	—
Option contracts written	(4,893,049)	—	—	—
Option contracts purchased	26,304,978	—	—	—
Forward foreign currency contracts	211,735	—	—	—
Foreign currency	(25,013)	(3,419)	—	—
Net change in unrealized appreciation (depreciation)	19,597,523	3,439,000	765,972,100	13,644,643
Net Realized and Unrealized Gain	127,761,347	10,731,233	885,259,440	21,362,273
Net Increase in Net Assets Resulting from Operations	$161,130,040	$11,084,289	$938,272,661	$24,951,160

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$22,276,455	$1,663,326	$8,793,199	$9,961,244	$32,649,300	$27,493,731	$22,269,149
1,870,141	208,532	2,680,608	1,581,362	2,592,308	1,931,615	946,436
48,257	14,533	70,372	105,448	137,825	444,186	120,892
103,554	6,180	58,466	262,196	153,105	84,013	41,793
(438,892)	(187)	(55,307)	(13,852)	(2,666,669)	(2,567,011)	(2,613,039)
23,859,515	1,892,384	11,547,338	11,896,398	32,865,869	27,386,534	20,765,231

6,282,855	243,269	10,317,604	6,826,121	1,220,263	9,078,529	6,460,190

8,085	6,875	8,472	8,678	7,478	8,799	8,545
33,134	24,852	51,493	41,346	23,812	46,217	29,763
44,762	29,031	52,856	92,362	210,469	502,840	1,440,363

966,593	181,966	2,104,339	705,721	50,789	926,340	284,109
167,624	58,652	247,556	136,857	165,923	194,690	142,005
118,807	118,429	118,014	134,883	135,047	151,105	147,531

18,729	16,093	19,372	18,221	18,770	17,760	18,044
22,259	17,244	26,260	21,850	16,192	21,580	16,234

11,077	—	11,704	14,808	8,641	7,478	10,078
32,905	8,288	50,480	35,968	4,781	36,822	24,532
15,514	4,053	24,864	12,893	13,454	17,636	11,767
3,610	782	5,564	2,858	3,679	4,113	2,710
11,152	40,237	12,981	11,536	379,429	4,777	40,341
93,784	26,247	133,800	96,110	89,188	129,256	121,919
—	36,543	—	—	—	—	27,824
7,830,890	812,561	13,185,359	8,160,212	2,347,915	11,147,942	8,785,955
—	(35,484)	—	—	(35,769)	—	(304,230)
(4,189)	—	(9,044)	(74,659)	—	—	(91)
7,826,701	777,077	13,176,315	8,085,553	2,312,146	11,147,942	8,481,634
16,032,814	1,115,307	(1,628,977)	3,810,845	30,553,723	16,238,592	12,283,597

1,418	179	1,784	894	1,610	1,422	595
121,262,251	10,471,551	245,572,484	44,390,858	20,697,579	68,920,651	29,013,602
2,482,411	1,183,327	5,740,292	1,671,961	2,067,312	9,817,721	145,948
—	—	—	—	—	1,542,549	(482,867)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,361,024	—	—	79,559	—	53,115	(1,591,955)
(179,893)	—	—	(13,644)	(378,763)	(549,224)	(625,810)
124,927,211	11,655,057	251,314,560	46,129,628	22,387,738	79,786,234	26,459,513

15,699,024	57,931,573	192,073,714	32,426,228	(7,594,523)	(18,108,770)	27,809,144
(1,154,681)	(286,334)	(772,626)	(538,397)	(2,133,744)	(2,255,616)	(2,323,037)
—	—	—	—	—	1,669,765	(1,061,867)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,015,491	—	—	20,626	—	(802,049)	(836,323)
—	—	—	(54)	(310,308)	(865,898)	56,481
15,559,834	57,645,239	191,301,088	31,908,403	(10,038,575)	(20,362,568)	23,644,398
140,487,045	69,300,296	442,615,648	78,038,031	12,349,163	59,423,666	50,103,911
$156,519,859	$70,415,603	$440,986,671	$81,848,876	$42,902,886	$75,662,258	$62,387,508
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies® Fund		Impact Equity Fund
	For the Year Ended		For the Year Ended	For the Period Ended
	12/31/24	12/31/23	12/31/24	12/31/23(1)

Operations:
Net investment income	$33,368,693	$27,543,446	$353,056	$629,017
Net realized gain on investment securities, foreign currency and derivatives	108,163,824	42,845,815	7,292,233	1,059,912
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	19,597,523	71,779,629	3,439,000	10,805,720
Net increase in net assets resulting from operations	161,130,040	142,168,890	11,084,289	12,494,649
Distributions to Shareholders:
Distributions paid
Institutional shares	(106,120,883)	(22,634,901)	(7,050,761)	(897,953)
Investor shares	(35,077,363)	(7,692,093)	(572,451)	(48,081)
Total distributions	(141,198,246)	(30,326,994)	(7,623,212)	(946,034)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	150,010,532	117,965,711	18,761,629	100,456,468
Investor shares	47,456,393	48,571,183	5,375,366	15,211,525
Reinvestment of dividends and distributions
Institutional shares	105,903,292	22,573,458	7,049,785	897,813
Investor shares	34,811,920	7,447,790	572,450	48,081
Total proceeds from shares sold and reinvested	338,182,137	196,558,142	31,759,230	116,613,887
Value of shares redeemed
Institutional shares	(153,138,623)	(119,131,767)	(23,280,816)	(12,438,603)
Investor shares	(74,296,871)	(71,000,165)	(6,072,304)	(7,428,235)
Total value of shares redeemed	(227,435,494)	(190,131,932)	(29,353,120)	(19,866,838)
Net increase (decrease) from capital share transactions(2)	110,746,643	6,426,210	2,406,110	96,747,049
Total increase in net assets	130,678,437	118,268,106	5,867,187	108,295,664
Net Assets:
Beginning of Year	1,382,389,656	1,264,121,550	108,295,664	—
End of Year	$1,513,068,093	$1,382,389,656	$114,162,851	$108,295,664

(1)	For the period January 27, 2023 (commencement of operations) through December 31, 2023.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Equity Index Fund		Value Equity Index Fund		Value Equity Fund
For the Year Ended		For the Year Ended		For the Year Ended
12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23

$53,013,221	$48,815,129	$3,588,887	$3,400,002	$16,032,814	$16,071,091
119,287,340	100,250,898	7,717,630	4,126,052	124,927,211	40,388,971
765,972,100	638,474,406	13,644,643	11,117,891	15,559,834	41,296,589
938,272,661	787,540,433	24,951,160	18,643,945	156,519,859	97,756,651

(127,156,211)	(106,992,810)	(10,588,231)	(6,490,689)	(70,995,923)	(28,723,533)
(41,849,197)	(33,880,572)	(1,101,688)	(436,191)	(40,699,486)	(16,377,600)
(169,005,408)	(140,873,382)	(11,689,919)	(6,926,880)	(111,695,409)	(45,101,133)

513,614,129	360,164,851	31,512,273	24,259,593	147,797,572	80,662,662
184,365,755	132,984,611	14,656,752	10,289,180	57,049,493	36,958,588

125,728,748	105,533,826	10,586,813	6,489,943	70,867,733	28,702,530
41,586,816	33,711,229	1,101,590	436,190	40,637,564	16,349,430
865,295,448	632,394,517	57,857,428	41,474,906	316,352,362	162,673,210

(650,123,512)	(355,142,947)	(48,111,972)	(20,438,785)	(190,357,270)	(83,661,548)
(143,766,537)	(152,325,130)	(10,051,401)	(7,444,127)	(84,475,730)	(106,830,754)
(793,890,049)	(507,468,077)	(58,163,373)	(27,882,912)	(274,833,000)	(190,492,302)
71,405,399	124,926,440	(305,945)	13,591,994	41,519,362	(27,819,092)
840,672,652	771,593,491	12,955,296	25,309,059	86,343,812	24,836,426

3,759,403,761	2,987,810,270	175,261,635	149,952,576	981,890,520	957,054,094
$4,600,076,413	$3,759,403,761	$188,216,931	$175,261,635	$1,068,234,332	$981,890,520
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Index Fund		Growth Equity Fund
	For the Year Ended		For the Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23

Operations:
Net investment income (loss)	$1,115,307	$1,344,918	$(1,628,977)	$(313,255)
Net realized gain on investment securities, foreign currency and derivatives	11,655,057	2,267,477	251,314,560	94,219,859
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	57,645,239	55,755,495	191,301,088	375,119,356
Net increase in net assets resulting from operations	70,415,603	59,367,890	440,986,671	469,025,960
Distributions to Shareholders:
Distributions paid
Institutional shares	(8,489,499)	(2,192,473)	(106,390,869)	(35,711,600)
Investor shares	(4,281,702)	(501,469)	(111,868,297)	(35,852,758)
Total distributions	(12,771,201)	(2,693,942)	(218,259,166)	(71,564,358)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	57,195,927	24,223,199	181,151,467	97,893,962
Investor shares	63,093,459	40,698,618	92,882,222	87,151,590
Reinvestment of dividends and distributions
Institutional shares	8,488,359	2,192,214	106,252,373	35,696,458
Investor shares	4,280,828	501,342	111,670,326	35,797,957
Total proceeds from shares sold and reinvested	133,058,573	67,615,373	491,956,388	256,539,967
Value of shares redeemed
Institutional shares	(84,542,062)	(45,087,823)	(294,840,036)	(190,268,031)
Investor shares	(21,219,903)	(8,635,743)	(158,579,190)	(129,565,733)
Total value of shares redeemed	(105,761,965)	(53,723,566)	(453,419,226)	(319,833,764)
Net increase (decrease) from capital share transactions(1)	27,296,608	13,891,807	38,537,162	(63,293,797)
Total increase in net assets	84,941,010	70,565,755	261,264,667	334,167,805
Net Assets:
Beginning of Year	209,817,033	139,251,278	1,509,290,356	1,175,122,551
End of Year	$294,758,043	$209,817,033	$1,770,555,023	$1,509,290,356

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Index Fund		International Equity Fund
For the Year Ended		For the Year Ended		For the Year Ended
12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23

$3,810,845	$4,008,546	$30,553,723	$25,003,734	$16,238,592	$17,599,078
46,129,628	27,725,942	22,387,738	2,052,992	79,786,234	53,140,779
31,908,403	69,481,309	(10,038,575)	118,701,236	(20,362,568)	110,098,130
81,848,876	101,215,797	42,902,886	145,757,962	75,662,258	180,837,987

(32,067,622)	(12,551,318)	(35,296,147)	(27,378,053)	(68,179,290)	(30,696,873)
(16,741,083)	(6,582,014)	(611,444)	(427,871)	(30,122,740)	(12,237,315)
(48,808,705)	(19,133,332)	(35,907,591)	(27,805,924)	(98,302,030)	(42,934,188)

216,453,808	91,600,028	427,150,980	113,054,777	136,096,519	72,580,222
48,873,531	39,992,636	11,454,089	11,972,521	70,483,920	45,871,626

31,973,146	12,523,929	35,254,706	27,231,011	67,491,859	30,349,576
16,692,430	6,552,410	611,323	427,748	30,030,614	12,195,250
313,992,915	150,669,003	474,471,098	152,686,057	304,102,912	160,996,674

(173,371,915)	(121,187,686)	(157,318,594)	(137,677,727)	(144,496,109)	(145,068,271)
(60,283,483)	(55,958,472)	(4,457,213)	(6,062,281)	(52,557,529)	(50,669,374)
(233,655,398)	(177,146,158)	(161,775,807)	(143,740,008)	(197,053,638)	(195,737,645)
80,337,517	(26,477,155)	312,695,291	8,946,049	107,049,274	(34,740,971)
113,377,688	55,605,310	319,690,586	126,898,087	84,409,502	103,162,828

741,559,118	685,953,808	922,018,136	795,120,049	1,127,706,097	1,024,543,269
$854,936,806	$741,559,118	$1,241,708,722	$922,018,136	$1,212,115,599	$1,127,706,097
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Equity Fund
	For the Year Ended
	12/31/24	12/31/23

Operations:
Net investment income	$12,283,597	$14,253,161
Net realized gain (loss) on investment securities, foreign currency and derivatives	26,459,513	(24,809,528)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	23,644,398	90,942,842
Net increase in net assets resulting from operations	62,387,508	80,386,475
Distributions to Shareholders:
Distributions paid
Institutional shares	(10,492,788)	(14,700,861)
Investor shares	(1,598,562)	(1,985,371)
Total distributions	(12,091,350)	(16,686,232)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	180,460,751	98,047,879
Investor shares	26,044,652	25,727,035
Reinvestment of dividends and distributions
Institutional shares	10,487,413	14,696,203
Investor shares	1,595,974	1,978,706
Total proceeds from shares sold and reinvested	218,588,790	140,449,823
Value of shares redeemed
Institutional shares	(287,672,235)	(94,317,130)
Investor shares	(26,330,314)	(22,828,989)
Total value of shares redeemed	(314,002,549)	(117,146,119)
Net increase (decrease) from capital share transactions(1)	(95,413,759)	23,303,704
Total increase (decrease) in net assets	(45,117,601)	87,003,947
Net Assets:
Beginning of Year	794,980,505	707,976,558
End of Year	$749,862,904	$794,980,505

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Defensive Market Strategies® Fund
Institutional Class
2024	$11.54	$0.28	$1.08	$1.36	$(0.38)	$(0.79)	$(1.17)	$11.73	11.71%	$1,127,769	0.64%(1)	0.64%	2.34%	86%
2023	10.60	0.24	0.96	1.20	(0.26)	—	(0.26)	11.54	11.43	1,010,266	0.65	0.65	2.17	68
2022	14.30	0.08	(1.75)	(1.67)	(0.05)	(1.98)	(2.03)	10.60	(11.19)	907,990	0.66	0.66	0.69	36
2021	14.14	0.07	1.62	1.69	(0.11)	(1.42)	(1.53)	14.30	12.15	1,049,002	0.65	0.65	0.48	79
2020	13.27	0.12	1.19	1.31	(0.16)	(0.28)	(0.44)	14.14	10.08	927,539	0.67	0.67	0.90	67
Investor Class
2024	$11.53	$0.25	$1.07	$1.32	$(0.35)	$(0.79)	$(1.14)	$11.71	11.34%	$385,299	0.91%(1)	0.91%	2.07%	86%
2023	10.59	0.21	0.96	1.17	(0.23)	—	(0.23)	11.53	11.15	372,124	0.92	0.92	1.89	68
2022	14.30	0.05	(1.75)	(1.70)	(0.03)	(1.98)	(2.01)	10.59	(11.40)	356,132	0.93	0.93	0.40	36
2021	14.15	0.03	1.61	1.64	(0.07)	(1.42)	(1.49)	14.30	11.79	454,854	0.92	0.92	0.21	79
2020	13.27	0.08	1.20	1.28	(0.12)	(0.28)	(0.40)	14.15	9.86	409,500	0.94	0.94	0.64	67

Impact Equity Fund
Institutional Class
2024	$11.13	$0.04	$1.17	$1.21	$(0.03)	$(0.81)	$(0.84)	$11.50	10.44%	$105,132	0.89%	0.89%	0.34%	29%
2023(2)	10.00	0.06	1.17	1.23	(0.08)	(0.02)	(0.10)	11.13	12.33	99,363	0.97	0.97	0.67	44
Investor Class
2024	$11.15	$—†	$1.16	$1.16	$—	$(0.81)	$(0.81)	$11.50	9.97%	$9,031	1.21%	1.59%	— %(3)	29%
2023(2)	10.00	0.04	1.17	1.21	(0.04)	(0.02)	(0.06)	11.15	12.11	8,933	1.21	1.52	0.42	44

Equity Index Fund
Institutional Class
2024	$48.63	$0.72	$11.40	$12.12	$(0.71)	$(1.53)	$(2.24)	$58.51	24.87%	$3,389,415	0.12%	0.12%	1.30%	4%
2023	40.02	0.69	9.84	10.53	(0.66)	(1.26)	(1.92)	48.63	26.51	2,820,628	0.12	0.12	1.54	5
2022	50.59	0.62	(10.10)	(9.48)	(0.61)	(0.48)	(1.09)	40.02	(18.70)	2,226,390	0.12	0.12	1.45	4
2021	40.83	0.56	10.86	11.42	(0.54)	(1.12)	(1.66)	50.59	28.28	2,403,001	0.12	0.12	1.21	4
2020	35.45	0.57	5.78	6.35	(0.57)	(0.40)	(0.97)	40.83	18.19	1,772,397	0.13	0.13	1.60	3
Investor Class
2024	$48.65	$0.57	$11.39	$11.96	$(0.57)	$(1.53)	$(2.10)	$58.51	24.53%	$1,210,661	0.39%	0.39%	1.03%	4%
2023	40.05	0.57	9.83	10.40	(0.54)	(1.26)	(1.80)	48.65	26.16	938,776	0.39	0.39	1.28	5
2022	50.61	0.51	(10.10)	(9.59)	(0.49)	(0.48)	(0.97)	40.05	(18.91)	761,420	0.39	0.39	1.17	4
2021	40.85	0.44	10.86	11.30	(0.42)	(1.12)	(1.54)	50.61	27.95	933,551	0.39	0.39	0.95	4
2020	35.47	0.47	5.79	6.26	(0.48)	(0.40)	(0.88)	40.85	17.89	716,627	0.40	0.40	1.34	3

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	The ratio for the Defensive Market Strategies® Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the year 2024.
(2)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(3)	Amount represents less than 0.005% per share

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Value Equity Index Fund
Institutional Class
2024	$10.86	$0.23	$1.34	$1.57	$(0.22)	$(0.54)	$(0.76)	$11.67	14.31%	$168,858	0.23%	0.25%	1.95%	31%
2023	10.11	0.23	0.97	1.20	(0.22)	(0.23)	(0.45)	10.86	12.04	162,254	0.20	0.25	2.17	21
2022(1)	10.00	0.07	0.11	0.18	(0.07)	—	(0.07)	10.11	1.84	140,881	0.20	0.44	2.18	3
Investor Class
2024	$10.87	$0.20	$1.34	$1.54	$(0.19)	$(0.54)	$(0.73)	$11.68	14.04%	$19,359	0.49%	0.76%	1.69%	31%
2023	10.13	0.20	0.96	1.16	(0.19)	(0.23)	(0.42)	10.87	11.68	13,008	0.47	0.80	1.91	21
2022(1)	10.00	0.07	0.11	0.18	(0.05)	—	(0.05)	10.13	1.77	9,072	0.47	2.00	1.95	3

Value Equity Fund
Institutional Class
2024	$17.97	$0.32	$2.64	$2.96	$(0.29)	$(1.87)	$(2.16)	$18.77	16.12%	$674,215	0.64%(2)	0.64%	1.62%	62%
2023	17.02	0.32	1.50	1.82	(0.27)	(0.60)	(0.87)	17.97	10.89	616,544	0.66 (2)	0.66	1.81	38
2022	21.37	0.32	(1.64)	(1.32)	(0.48)	(2.55)	(3.03)	17.02	(5.96)	558,078	0.64 (2)	0.64	1.60	34
2021	19.35	0.30	4.38	4.68	(0.40)	(2.26)	(2.66)	21.37	24.61	971,586	0.64 (2)	0.64	1.35	38
2020	19.02	0.30	0.42	0.72	(0.15)	(0.24)	(0.39)	19.35	4.19	896,523	0.64 (2)	0.64	1.80	97
Investor Class
2024	$17.95	$0.26	$2.65	$2.91	$(0.24)	$(1.87)	$(2.11)	$18.75	15.86%	$394,019	0.91%(2)	0.91%	1.35%	62%
2023	17.01	0.27	1.50	1.77	(0.23)	(0.60)	(0.83)	17.95	10.55	365,347	0.92 (2)	0.92	1.54	38
2022	21.35	0.27	(1.63)	(1.36)	(0.43)	(2.55)	(2.98)	17.01	(6.16)	398,976	0.91 (2)	0.91	1.36	34
2021	19.34	0.24	4.37	4.61	(0.34)	(2.26)	(2.60)	21.35	24.27	437,067	0.90 (2)	0.90	1.09	38
2020	19.04	0.26	0.40	0.66	(0.12)	(0.24)	(0.36)	19.34	3.89	342,014	0.90 (2)	0.90	1.54	97

Growth Equity Index Fund
Institutional Class
2024	$12.88	$0.08	$4.18	$4.26	$(0.07)	$(0.69)	$(0.76)	$16.38	33.02%	$186,886	0.23%	0.24%	0.52%	30%
2023	9.20	0.09	3.77	3.86	(0.09)	(0.09)	(0.18)	12.88	42.00	162,618	0.20	0.25	0.83	21
2022(1)	10.00	0.03	(0.80)	(0.77)	(0.03)	(— )†	(0.03)	9.20	(7.68)	132,092	0.20	0.45	0.97	2
Investor Class
2024	$12.89	$0.04	$4.18	$4.22	$(0.04)	$(0.69)	$(0.73)	$16.38	32.66%	$107,872	0.49%	0.53%	0.26%	30%
2023	9.22	0.06	3.77	3.83	(0.07)	(0.09)	(0.16)	12.89	41.60	47,199	0.47	0.61	0.54	21
2022(1)	10.00	0.02	(0.80)	(0.78)	(— )†	(— )†	—	9.22	(7.76)	7,159	0.47	2.23	0.74	2

Growth Equity Fund
Institutional Class
2024	$23.76	$0.01	$7.32	$7.33	$—	$(3.71)	$(3.71)	$27.38	30.39%	$870,070	0.65%(3)	0.65%	0.03%	31%
2023	17.56	0.02	7.35	7.37	(0.01)	(1.16)	(1.17)	23.76	42.22	759,563	0.66 (3)	0.66	0.11	41
2022	29.92	0.01	(10.32)	(10.31)	—	(2.05)	(2.05)	17.56	(34.50)	611,961	0.66 (3)	0.66	0.05	66
2021	30.63	(0.06)	5.44	5.38	—	(6.09)	(6.09)	29.92	17.68	1,108,031	0.68 (3)	0.68	(0.17)	25
2020	26.23	0.02	9.11	9.13	(0.05)	(4.68)	(4.73)	30.63	35.75	1,064,559	0.69 (3)	0.69	0.08	40
Investor Class
2024	$23.19	$(0.06)	$7.14	$7.08	$—	$(3.71)	$(3.71)	$26.56	30.05%	$900,485	0.91%(3)	0.91%	(0.23)%	31%
2023	17.20	(0.03)	7.18	7.15	—	(1.16)	(1.16)	23.19	41.81	749,727	0.92 (3)	0.92	(0.16)	41
2022	29.44	(0.04)	(10.15)	(10.19)	—	(2.05)	(2.05)	17.20	(34.66)	563,162	0.92 (3)	0.92	(0.21)	66
2021	30.29	(0.14)	5.38	5.24	—	(6.09)	(6.09)	29.44	17.41	979,600	0.94 (3)	0.94	(0.43)	25
2020	26.02	(0.05)	9.02	8.97	(0.02)	(4.68)	(4.70)	30.29	35.39	957,853	0.95 (3)	0.95	(0.19)	40

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)
For the period August 31, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(2)	The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021, 2022, 2023 and 2024.
(3)	The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021, 2022, 2023 and 2024.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2024	$17.09	$0.11	$1.76	$1.87	$(0.08)	$(1.01)	$(1.09)	$17.87	10.58%	$559,093	0.93%(1)	0.94%	0.59%	66%
2023	15.29	0.11	2.14	2.25	(0.12)	(0.33)	(0.45)	17.09	14.90	461,184	0.92 (1)	0.93	0.66	54
2022	19.54	0.07	(3.54)	(3.47)	(0.06)	(0.72)	(0.78)	15.29	(17.80)	424,994	0.92 (1)	0.93	0.39	54
2021	18.67	0.02	4.03	4.05	(0.02)	(3.16)	(3.18)	19.54	22.09	519,549	0.90 (1)	0.91	0.08	54
2020	15.72	0.02	3.13	3.15	(— )†	(0.20)	(0.20)	18.67	20.07	428,451	0.98 (1)	0.99	0.12	90
Investor Class
2024	$16.90	$0.05	$1.76	$1.81	$(0.04)	$(1.01)	$(1.05)	$17.66	10.32%	$295,844	1.21%(1)	1.22%	0.31%	66%
2023	15.13	0.06	2.12	2.18	(0.08)	(0.33)	(0.41)	16.90	14.57	280,375	1.20 (1)	1.21	0.38	54
2022	19.35	0.03	(3.51)	(3.48)	(0.02)	(0.72)	(0.74)	15.13	(18.05)	260,960	1.19 (1)	1.20	0.12	54
2021	18.54	(0.04)	4.01	3.97	—	(3.16)	(3.16)	19.35	21.79	350,691	1.16 (1)	1.17	(0.18)	54
2020	15.66	(0.02)	3.11	3.09	(0.01)	(0.20)	(0.21)	18.54	19.75	268,364	1.24 (1)	1.25	(0.15)	90

International Equity Index Fund
Institutional Class
2024	$11.30	$0.33	$0.21	$0.54	$(0.35)	$—	$(0.35)	$11.49	4.66%	$1,218,367	0.20%	0.20%	2.76%	12%
2023	9.87	0.32	1.46	1.78	(0.35)	—	(0.35)	11.30	18.08	906,219	0.20	0.20	2.92	9
2022	12.06	0.32	(2.21)	(1.89)	(0.26)	(0.04)	(0.30)	9.87	(15.69)	787,046	0.21	0.21	3.05	14
2021	11.53	0.31	0.88	1.19	(0.35)	(0.31)	(0.66)	12.06	10.43	833,894	0.22	0.22	2.52	18
2020	10.87	0.22	0.67	0.89	(0.23)	—	(0.23)	11.53	8.17	779,329	0.22	0.22	2.16	12
Investor Class
2024	$11.33	$0.29	$0.20	$0.49	$(0.31)	$—	$(0.31)	$11.51	4.28%	$23,342	0.50%	0.68%	2.46%	12%
2023	9.89	0.28	1.48	1.76	(0.32)	—	(0.32)	11.33	17.87	15,799	0.50	0.69	2.60	9
2022(2)	10.43	0.15	(0.43)	(0.28)	(0.22)	(0.04)	(0.26)	9.89	(2.73)	8,074	0.50	1.45	2.36	14

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2020, 2021, 2022, 2023 and 2024.
(2)
For the period April 29, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2024	$13.91	$0.21	$0.77	$0.98	$(0.24)	$(0.96)	$—	$(1.20)	$13.69	6.71%	$833,058	0.84%	0.84%	1.44%	59%
2023	12.23	0.23	2.00	2.23	(0.32)	(0.23)	—	(0.55)	13.91	18.39	788,300	0.84 (1)	0.84 (1)	1.73	57
2022	14.85	0.19	(2.57)	(2.38)	(0.19)	(0.05)	—	(0.24)	12.23	(16.01)	732,342	0.85 (1)	0.85 (1)	1.52	58
2021	14.70	0.14	1.25	1.39	(0.18)	(1.06)	—	(1.24)	14.85	9.61	987,439	0.87 (1)	0.87 (1)	0.90	37
2020	13.78	0.14	0.93	1.07	(0.13)	(0.02)	—	(0.15)	14.70	7.81 (2)	973,352	0.93 (1)	0.93 (1)	1.10	90
Investor Class
2024	$13.89	$0.17	$0.77	$0.94	$(0.20)	$(0.96)	$—	$(1.16)	$13.67	6.46%	$379,058	1.12%	1.12%	1.16%	59%
2023	12.22	0.20	1.99	2.19	(0.29)	(0.23)	—	(0.52)	13.89	18.03	339,406	1.12 (1)	1.12 (1)	1.47	57
2022	14.84	0.15	(2.56)	(2.41)	(0.16)	(0.05)	—	(0.21)	12.22	(16.25)	292,201	1.13 (1)	1.13 (1)	1.22	58
2021	14.69	0.10	1.25	1.35	(0.14)	(1.06)	—	(1.20)	14.84	9.35	358,216	1.14 (1)	1.14 (1)	0.64	37
2020	13.81	0.11	0.93	1.04	(0.14)	(0.02)	—	(0.16)	14.69	7.52 (2)	345,120	1.20 (1)	1.20 (1)	0.84	90

Emerging Markets Equity Fund
Institutional Class
2024	$8.92	$0.16	$0.58	$0.74	$(0.16)	$—	$—	$(0.16)	$9.50	8.23%	$634,491	1.07%(3)	1.10%	1.64%	67%
2023	8.21	0.17	0.73	0.90	(0.19)	—	—	(0.19)	8.92	11.07	687,675	1.08 (3)	1.08	1.97	63
2022	10.67	0.21	(2.49)	(2.28)	(0.16)	—	(0.02)	(0.18)	8.21	(21.38)	613,701	1.10 (3)	1.10	2.31	62
2021	12.33	0.11	(0.34)	(0.23)	(0.08)	(1.35)	—	(1.43)	10.67	(1.85)	714,818	1.04 (3)	1.04	0.86	62
2020	10.19	0.07	2.19	2.26	(0.12)	—	—	(0.12)	12.33	22.15	685,246	1.11 (3)	1.11	0.70	67
Investor Class
2024	$8.88	$0.14	$0.57	$0.71	$(0.13)	$—	$—	$(0.13)	$9.46	7.99%	$115,372	1.33%(3)	1.41%	1.42%	67%
2023	8.18	0.14	0.73	0.87	(0.17)	—	—	(0.17)	8.88	10.67	107,306	1.38 (3)	1.38	1.67	63
2022	10.63	0.18	(2.48)	(2.30)	(0.13)	—	(0.02)	(0.15)	8.18	(21.61)	94,276	1.40 (3)	1.40	2.00	62
2021	12.29	0.08	(0.34)	(0.26)	(0.05)	(1.35)	—	(1.40)	10.63	(2.12)	111,425	1.33 (3)	1.33	0.60	62
2020	10.20	0.03	2.17	2.20	(0.11)	—	—	(0.11)	12.29	21.60	96,362	1.51 (3)	1.51	0.30	67

#	Calculated using the average shares outstanding method.
(1)
The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.05%, 0.00%, 0.00% and 0.00% for the years 2020, 2021, 2022 and 2023.

(2)
Amount includes the effect of the Adviser pay-in for an economic loss. Had the pay-in not been made, the net asset value total return would have been 7.77% and 7.46% for the Institutional Class and Investor Class, respectively. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(3)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021, 2022, 2023 and 2024.

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 64.1%
Real Estate — 64.1%
Agree Realty Corporation REITΔ	90,990	$6,410,245
Alexandria Real Estate Equities, Inc. REIT	16,663	1,625,476
American Healthcare REIT, Inc.	94,797	2,694,131
AvalonBay Communities, Inc. REIT	29,469	6,482,296
Brixmor Property Group, Inc. REIT	125,616	3,497,149
Camden Property Trust REIT	28,009	3,250,164
CareTrust REIT, Inc.	61,652	1,667,687
Cousins Properties, Inc. REIT	51,138	1,566,868
CTO Realty Growth, Inc. REITΔ	65,378	1,288,600
CubeSmart REIT	77,850	3,335,872
Digital Realty Trust, Inc. REIT	62,354	11,057,235
EastGroup Properties, Inc. REIT	21,449	3,442,350
Empire State Realty Trust, Inc. Class A REIT	89,387	922,474
Equinix, Inc. REIT	16,862	15,899,011
Equity LifeStyle Properties, Inc. REIT	52,524	3,498,098
Equity Residential REIT	81,317	5,835,308
Essential Properties Realty Trust, Inc. REIT	183,220	5,731,122
Essex Property Trust, Inc. REIT	4,293	1,225,394
Extra Space Storage, Inc. REIT	19,378	2,898,949
Federal Realty Investment Trust REIT	24,143	2,702,809
First Industrial Realty Trust, Inc. REIT	39,949	2,002,643
Four Corners Property Trust, Inc. REIT	68,655	1,863,297
FrontView REIT, Inc.Δ	43,664	791,628
Healthpeak Properties, Inc. REIT	118,995	2,412,029
Host Hotels & Resorts, Inc. REIT	213,274	3,736,560
Independence Realty Trust, Inc. REIT	63,775	1,265,296
Invitation Homes, Inc. REIT	69,875	2,233,904
Iron Mountain, Inc. REIT	42,878	4,506,907
Kilroy Realty Corporation REITΔ	19,580	792,011
LTC Properties, Inc. REITΔ	21,271	734,913
Medical Properties Trust, Inc. REITΔ	101,693	401,687
Mid-America Apartment Communities, Inc. REIT	18,329	2,833,114
NETSTREIT CorporationΔ	62,387	882,776
NexPoint Residential Trust, Inc. REIT	9,758	407,397
Outfront Media, Inc. REIT	47,925	850,196
Park Hotels & Resorts, Inc. REITΔ	56,086	789,130
Prologis, Inc. REIT	112,931	11,936,807
Public Storage REIT	26,616	7,969,895
Realty Income Corporation REIT	8,551	456,709
Regency Centers Corporation REIT	42,420	3,136,111
RLJ Lodging Trust REIT	124,931	1,275,546
Ryman Hospitality Properties, Inc. REIT	14,507	1,513,660
Simon Property Group, Inc. REIT	66,969	11,532,731
SL Green Realty Corporation REITΔ	44,106	2,995,680
STAG Industrial, Inc. REIT	85,943	2,906,592
Sun Communities, Inc. REIT	14,439	1,775,564
Terreno Realty Corporation REIT	24,260	1,434,736
Urban Edge Properties REIT	97,324	2,092,466
Ventas, Inc. REIT	119,111	7,014,447
Vornado Realty Trust REITΔ	90,473	3,803,485
	Shares	Value
Welltower, Inc. REIT	84,608	$10,663,146
		182,042,301
Total Common Stocks (Cost $176,598,921)		182,042,301
FOREIGN COMMON STOCKS — 32.7%
Australia — 5.0%
Charter Hall Group REIT	40,772	360,274
Dexus REIT	408,918	1,679,647
Goodman Group REIT	220,259	4,841,724
GPT Group (The) REIT	438,425	1,181,067
Lifestyle Communities, Ltd.Δ	78,967	416,626
Mirvac Group REIT	1,491,424	1,724,839
NEXTDC, Ltd.*	44,532	414,278
Region RE, Ltd. REIT	947,373	1,210,222
Scentre Group REIT	922,606	1,953,018
Stockland REIT	174,360	517,161
		14,298,856
Belgium — 0.5%
Aedifica SA REIT	6,743	392,951
VGP NVΔ	8,787	649,413
Xior Student Housing NV REITΔ	11,721	358,431
		1,400,795
Canada — 2.0%
Boardwalk REIT	36,179	1,617,100
Chartwell Retirement Residences	239,955	2,517,320
First Capital Real Estate Investment Trust REIT	39,199	462,496
Primaris Real Estate Investment Trust REIT	106,719	1,148,522
		5,745,438
Finland — 0.0%
Kojamo OYJ*	12,155	118,390
France — 2.4%
Covivio SA REIT	23,689	1,200,645
Gecina SA REIT	4,615	432,357
ICADE REITΔ	14,455	344,964
Klepierre REIT	91,025	2,621,475
Unibail-Rodamco-Westfield REIT*	27,966	2,106,251
		6,705,692
Germany — 2.3%
Aroundtown SAΔ*	143,750	434,126
Grand City Properties SA*	19,088	233,119
LEG Immobilien SE	2,329	197,543
Sirius Real Estate, Ltd. REIT	671,010	658,355
Vonovia SE	163,023	4,962,891
		6,486,034
Hong Kong — 2.7%
CK Asset Holdings, Ltd.	71,678	292,545
ESR Cayman, Ltd. 144A	277,800	427,074
Hang Lung Properties, Ltd.	145,767	116,211
Hongkong Land Holdings, Ltd.	244,058	1,086,762
Link REIT	631,150	2,654,308
Sun Hung Kai Properties, Ltd.	8,500	80,880
See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	276,002	$2,626,253
Wharf Real Estate Investment Co., Ltd.	112,568	286,319
		7,570,352
Japan — 8.3%
Activia Properties, Inc. REIT	370	771,299
Comforia Residential REIT, Inc.	124	218,821
CRE Logistics REIT, Inc.	555	484,767
Daiwa House REIT Investment Corporation	511	752,642
Daiwa Securities Living Investments Corporation REIT	627	354,837
GLP J-REIT	1,250	979,805
Hulic Co., Ltd.	38,600	335,271
Industrial & Infrastructure Fund Investment Corporation REIT	1,800	1,312,283
Japan Hotel REIT Investment Corporation	2,259	1,009,636
Japan Metropolitan Fund Invest REITΔ	2,438	1,398,742
Japan Real Estate Investment Corporation REIT	116	79,595
KDX Realty Investment Corporation REITΔ	1,939	1,840,767
Keihanshin Building Co., Ltd.	88,200	921,470
LaSalle Logiport REIT	279	251,935
Mitsubishi Estate Co., Ltd.	230,633	3,201,589
Mitsui Fudosan Co., Ltd.	353,353	2,825,881
Mori Trust REIT, Inc.	3,059	1,197,999
Nippon Prologis REIT, Inc.	454	643,989
NIPPON REIT Investment Corporation	1,187	574,020
Nomura Real Estate Master Fund, Inc. REIT	398	347,670
Orix JREIT, Inc.	739	770,696
Sumitomo Realty & Development Co., Ltd.	59,446	1,848,699
Tokaido REIT, Inc.	564	382,644
Tokyo Tatemono Co., Ltd.	26,059	430,078
United Urban Investment Corporation REIT	605	540,491
		23,475,626
Netherlands — 0.2%
CTP NV 144A	28,663	441,796
NSI NV REIT	11,325	221,950
		663,746
Singapore — 2.6%
CapitaLand Ascendas REIT	999,813	1,877,608
CapitaLand Integrated Commercial Trust REIT	176,857	249,406
Capitaland Investment, Ltd.Δ	459,232	880,376
Digital Core REIT Management Pte, Ltd.	2,109,433	1,224,452
Keppel DC REIT	421,641	672,194
Mapletree Industrial Trust REIT	448,600	725,242
Mapletree Logistics Trust REIT	914,948	849,825
	Shares	Value
Mapletree Pan Asia Commercial Trust REIT	691,345	$611,759
Parkway Life Real Estate Investment Trust REIT	145,410	399,341
		7,490,203
Spain — 0.6%
Merlin Properties Socimi SA REIT	146,870	1,548,010
Sweden — 1.6%
Castellum ABΔ*	98,726	1,078,207
Catena AB	11,122	476,528
Fabege ABΔ	58,229	436,579
Fastighets AB Balder, B SharesΔ*	258,493	1,799,046
Intea Fastigheter AB*	93,649	377,513
Nyfosa AB*	37,282	363,485
Pandox AB	5,880	101,934
Samhallsbyggnadsbolaget i Norden AB	74,684	30,667
		4,663,959
Switzerland — 0.6%
PSP Swiss Property AG	12,175	1,732,658
United Kingdom — 3.9%
Big Yellow Group PLC REIT	46,793	562,370
British Land Co. PLC (The) REIT	397,363	1,791,248
Derwent London PLC REIT	5,216	127,921
Grainger PLC	336,264	947,180
Hammerson PLC REIT	120,639	422,272
Land Securities Group PLC REIT	51,342	374,950
Life Science Reit PLC REIT	382,159	181,801
LondonMetric Property PLC REIT	715,836	1,614,583
PRS REIT PLC (The)	564,964	761,032
Segro PLC REIT	249,502	2,188,400
Shaftesbury Capital PLC REIT	303,034	476,107
Tritax Big Box REIT PLC	182,972	303,966
UNITE Group PLC (The) REIT	114,602	1,159,579
Workspace Group PLC REIT	10,535	64,752
		10,976,161
Total Foreign Common Stocks (Cost $101,270,049)		92,875,920
MONEY MARKET FUNDS — 5.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.49%Ø§	6,126,453	6,126,453
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø∞	8,224,712	8,224,712
Total Money Market Funds (Cost $14,351,165)		14,351,165
TOTAL INVESTMENTS — 101.9% (Cost $292,220,135)		289,269,386
Liabilities in Excess of Other Assets — (1.9)%		(5,319,864)
NET ASSETS — 100.0%		$283,949,522

See Notes to Financial Statements.

Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	03/2025	90	$3,228,300	$(8,581)
MSCI EAFE Index	03/2025	9	1,020,375	(9,585)
Total Futures Contracts outstanding at December 31, 2024			$4,248,675	$(18,166)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$182,042,301	$182,042,301	$—	$—
Foreign Common Stocks:
Canada	5,745,438	5,745,438	—	—
Hong Kong	7,570,352	427,074	7,143,278	—
Netherlands	663,746	663,746	—	—
Sweden	4,663,959	479,447	4,184,512	—
United Kingdom	10,976,161	3,782,649	7,193,512	—
Other^^	63,256,264	—	63,256,264	—
Total Foreign Common Stocks	92,875,920	11,098,354	81,777,566	—
Money Market Funds	14,351,165	14,351,165	—	—
Total Assets - Investments in Securities	$289,269,386	$207,491,820	$81,777,566	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(18,166)	$(18,166)	$—	$—
Total Liabilities - Other Financial Instruments	$(18,166)	$(18,166)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

Global Real Estate Securities Fund
Assets
Investments in securities of unaffiliated issuers, at value	$281,044,674
Investments in securities of affiliated issuers, at value	8,224,712
Total investments, at value(1), (2)	289,269,386
Cash	13,795
Deposits with broker for futures contracts	328,000
Foreign currency(3)	417,478
Receivables:
Dividends	1,221,063
Reclaims	109,430
Securities lending	3,865
Investment securities sold	890,432
Fund shares sold	68,420
Variation margin on futures contracts	26,865
Prepaid expenses and other assets	22,000
Total Assets	292,370,734
Liabilities
Collateral held for securities on loan, at value	6,126,453
Payables:
Investment securities purchased	1,746,592
Fund shares redeemed	203,808
Accrued expenses:
Investment advisory fees	172,394
Shareholder servicing fees	16,786
Director fees	396
Other expenses	154,783
Total Liabilities	8,421,212
Net Assets	$283,949,522
Net Assets Consist of:
Paid-in-capital	$307,908,469
Distributable earnings (loss)	(23,958,947)
Net Assets	$283,949,522
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$206,792,547
Institutional shares outstanding	23,068,134
Net asset value, offering and redemption price per Institutional share	$8.96
Net assets applicable to the Investor Class	$77,156,975
Investor shares outstanding	8,565,877
Net asset value, offering and redemption price per Investor share	$9.01

(1)Investments in securities of unaffiliated issuers, at cost	$283,995,423
Investments in securities of affiliated issuers, at cost	8,224,712
Total investments, at cost	$292,220,135
(2)Includes securities loaned of:	$18,135,292
(3)Foreign currency, at cost	$417,899

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

Global Real Estate Securities Fund
Investment Income
Dividends	$8,686,957
Income distributions received from affiliated funds	212,377
Interest	9,586
Securities lending, net	50,618
Less foreign taxes withheld	(310,753)
Total Investment Income	8,648,785
Expenses
Investment advisory fees	1,762,055
Transfer agent fees:
Institutional shares	8,238
Investor shares	30,592
Custodian fees	188,472
Shareholder servicing fees:
Investor shares	196,406
Accounting and administration fees	62,906
Professional fees	134,620
Blue sky fees:
Institutional shares	15,355
Investor shares	15,260
Shareholder reporting fees:
Institutional shares	5,281
Investor shares	18,721
Directors expenses	5,592
Line of credit facility fees	993
Index license fees	34,907
Other expenses	44,190
Total Expenses	2,523,588
Fees paid indirectly	(17,286)
Net Expenses	2,506,302
Net Investment Income	6,142,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	265
Investment securities	14,840,791
Futures transactions	268,602
Forward foreign currency contracts	4,072
Foreign currency	(102,626)
Net realized gain	15,011,104
Net change in unrealized appreciation (depreciation) on:
Investment securities	(14,795,775)
Futures	(26,156)
Foreign currency	(21,298)
Net change in unrealized appreciation (depreciation)	(14,843,229)
Net Realized and Unrealized Gain	167,875
Net Increase in Net Assets Resulting from Operations	$6,310,358
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Real Estate Securities Fund
	For the Year Ended
	12/31/24	12/31/23

Operations:
Net investment income	$6,142,483	$7,205,104
Net realized gain (loss) on investment securities, foreign currency and derivatives	15,011,104	(21,302,250)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(14,843,229)	38,973,069
Net increase in net assets resulting from operations	6,310,358	24,875,923
Distributions to Shareholders:
Distributions paid
Institutional shares	(4,736,029)	(5,971,693)
Investor shares	(1,851,169)	(2,455,889)
Total distributions	(6,587,198)	(8,427,582)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	70,312,449	27,225,776
Investor shares	10,777,717	10,954,287
Reinvestment of dividends and distributions
Institutional shares	4,691,278	5,881,667
Investor shares	1,830,525	2,431,739
Total proceeds from shares sold and reinvested	87,611,969	46,493,469
Value of shares redeemed
Institutional shares	(25,129,068)	(50,842,326)
Investor shares	(16,146,800)	(19,121,567)
Total value of shares redeemed	(41,275,868)	(69,963,893)
Net increase (decrease) from capital share transactions(1)	46,336,101	(23,470,424)
Total increase (decrease) in net assets	46,059,261	(7,022,083)
Net Assets:
Beginning of Year	237,890,261	244,912,344
End of Year	$283,949,522	$237,890,261

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Real Estate Securities Fund
Institutional Class
2024	$8.94	$0.23	$0.03	$0.26	$(0.24)	$—	$(0.24)	$8.96	3.09%	$206,793	0.88%(1)	0.88%	2.50%	153%
2023	8.30	0.25	0.68	0.93	(0.26)	(0.03)	(0.29)	8.94	11.45	157,441	0.86 (1)	0.87	2.95	139
2022	11.53	0.22	(3.17)	(2.95)	(0.14)	(0.14)	(0.28)	8.30	(25.66)	164,351	0.83 (1)	0.84	2.30	102
2021	9.47	0.17	2.63	2.80	(0.40)	(0.34)	(0.74)	11.53	29.97	218,705	0.79 (1)	0.80	1.59	105
2020	10.21	0.18	(0.67)	(0.49)	(0.18)	(0.07)	(0.25)	9.47	(4.54)	175,384	0.86 (1)	0.87	1.98	141
Investor Class
2024	$8.98	$0.19	$0.06	$0.25	$(0.22)	$—	$(0.22)	$9.01	2.87%	$77,157	1.20%(1)	1.20%	2.13%	153%
2023	8.34	0.22	0.69	0.91	(0.24)	(0.03)	(0.27)	8.98	11.06	80,449	1.16 (1)	1.17	2.65	139
2022	11.58	0.19	(3.18)	(2.99)	(0.11)	(0.14)	(0.25)	8.34	(25.88)	80,561	1.12 (1)	1.13	1.97	102
2021	9.51	0.14	2.64	2.78	(0.37)	(0.34)	(0.71)	11.58	29.61	118,530	1.07 (1)	1.08	1.31	105
2020	10.25	0.15	(0.67)	(0.52)	(0.15)	(0.07)	(0.22)	9.51	(4.79)	81,053	1.13 (1)	1.14	1.68	141

#	Calculated using the average shares outstanding method.
(1)	The ratio for the Global Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2020, 2021, 2022, 2023 and 2024.
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
CORPORATE BONDS — 17.3%
3D Systems Corporation
0.00%, 11/15/26 CONV »	$308,000	$275,080
Affirm Holdings, Inc.
0.00%, 11/15/26‡‡ CONV »	746,000	676,521
0.75%, 12/15/29 144A CONV	87,000	83,843
Air Transport Services Group, Inc.
3.88%, 08/15/29‡‡ CONV	730,000	725,766
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	253,000	237,947
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A ‡‡ CONV	136,000	134,640
Anywhere Real Estate Group LLC
0.25%, 06/15/26‡‡ CONV	362,000	321,727
Arbor Realty Trust, Inc.
7.50%, 08/01/25 CONV	401,000	401,000
Array Technologies, Inc.
1.00%, 12/01/28 CONV	261,000	190,856
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	437,000	394,611
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	751,000	726,592
Block, Inc.
0.25%, 11/01/27‡‡ CONV	465,000	404,434
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	723,000	620,334
Cable One, Inc.
1.13%, 03/15/28‡‡ CONV	1,057,000	874,667
Capital Southwest Corporation
5.13%, 11/15/29‡‡ CONV	310,000	298,995
CenterPoint Energy, Inc.
4.25%, 08/15/26‡‡ CONV	499,000	512,223
Centrus Energy Corporation
2.25%, 11/01/30 144A CONV	281,000	267,119
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	431,425
Chegg, Inc.
0.13%, 03/15/25 CONV	661,000	642,492
Coinbase Global, Inc.
0.25%, 04/01/30 144A ‡‡ CONV	126,000	134,513
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	732,000	770,430
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	646,000	601,103
Core Scientific, Inc.
3.00%, 09/01/29 144A CONV	176,000	268,963
CryoPort, Inc.
0.75%, 12/01/26 144A ‡‡ CONV	360,000	320,220
CSG Systems International, Inc.
3.88%, 09/15/28‡‡ CONV	483,000	488,796
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	490,000	473,340
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	161,000	144,806
DigitalOcean Holdings, Inc.
0.00%, 12/01/26‡‡ CONV »	694,000	619,395
	Par	Value
Duke Energy Corporation
4.13%, 04/15/26‡‡ CONV	$549,000	$565,470
Enovis Corporation
3.88%, 10/15/28‡‡ CONV	556,000	589,916
Enphase Energy, Inc.
0.00%, 03/01/28‡‡ CONV »	221,000	181,773
Envestnet, Inc.
0.75%, 08/15/25 CONV	231,000	231,231
Evolent Health, Inc.
3.50%, 12/01/29 CONV	551,000	468,681
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	613,000	568,864
EZCORP, Inc.
2.38%, 05/01/25 CONV	362,000	362,000
3.75%, 12/15/29 144A ‡‡ CONV	229,000	297,700
Fluence Energy, Inc.
2.25%, 06/15/30 144A CONV	175,000	181,300
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	692,000	840,261
Guardant Health, Inc.
0.00%, 11/15/27‡‡ CONV »	81,000	68,243
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONV	81,000	79,421
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	625,000	591,437
2.50%, 06/01/29 144A CONV	134,000	132,258
HAT Holdings I LLC
0.00%, 05/01/25 144A ‡‡ CONV »	641,000	689,077
i3 Verticals LLC
1.00%, 02/15/25‡‡ CONV	433,000	426,505
indie Semiconductor, Inc.
4.50%, 11/15/27 144A ‡‡ CONV	352,000	322,256
Integer Holdings Corporation
2.13%, 02/15/28‡‡ CONV	525,000	841,575
Jamf Holding Corporation
0.13%, 09/01/26‡‡ CONV	690,000	632,247
Jazz Investments I, Ltd.
3.13%, 09/15/30 144A ‡‡ CONV	241,000	260,521
Kosmos Energy, Ltd.
3.13%, 03/15/30 144A ‡‡ CONV	843,000	726,034
LeMaitre Vascular, Inc.
2.50%, 02/01/30 144A CONV	87,000	90,197
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	1,054,000	1,011,576
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	295,000	290,723
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ‡‡ CONV	1,201,000	1,186,768
Live Nation Entertainment, Inc.
3.13%, 01/15/29‡‡ CONV	626,000	854,083
Lumentum Holdings, Inc.
0.50%, 06/15/28‡‡ CONV	386,000	374,227
MARA Holdings, Inc.
0.00%, 06/01/31 144A CONV »	175,000	137,708
2.13%, 09/01/31 144A CONV	170,000	182,750

See Notes to Financial Statements.

	Par	Value
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	$613,000	$574,994
Mesa Laboratories, Inc.
1.38%, 08/15/25‡‡ CONV	389,000	379,275
MicroStrategy, Inc.
0.00%, 12/01/29 144A CONV »	307,000	247,135
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 CONV	405,000	618,131
MP Materials Corporation
0.25%, 04/01/26 144A ‡‡ CONV	215,000	201,435
NCL Corporation, Ltd.
2.50%, 02/15/27‡‡ CONV	399,000	419,230
NextEra Energy Partners LP
0.00%, 11/15/25 144A ‡‡ CONV »	329,000	310,494
Omnicell, Inc.
1.00%, 12/01/29 144A CONV	43,000	45,413
OSI Systems, Inc.
2.25%, 08/01/29 144A CONV	127,000	137,401
Pacira BioSciences, Inc.
2.13%, 05/15/29 144A ‡‡ CONV	179,000	154,388
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	961,000	897,190
Pegasystems, Inc.
0.75%, 03/01/25 CONV	227,000	225,752
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV »	135,000	126,225
PennyMac Corporation
5.50%, 03/15/26 CONV	813,000	800,805
PennyMac Mortgage Investment Trust
8.50%, 06/01/29 144A CONV	177,000	174,345
PG&E Corporation
4.25%, 12/01/27 CONV	784,000	854,168
Progress Software Corporation
3.50%, 03/01/30 144A ‡‡ CONV	507,000	597,058
PROS Holdings, Inc.
2.25%, 09/15/27‡‡ CONV	317,000	303,527
Redwood Trust, Inc.
7.75%, 06/15/27‡‡ CONV	1,422,000	1,399,207
Repay Holdings Corporation
0.00%, 02/01/26 144A CONV »	218,000	205,138
2.88%, 07/15/29 144A ‡‡ CONV	169,000	158,184
Riot Platforms, Inc.
0.75%, 01/15/30 144A CONV	176,000	162,360
Rivian Automotive, Inc.
4.63%, 03/15/29‡‡ CONV	246,000	248,552
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25‡‡ CONV	243,000	1,126,639
Sabre GLBL, Inc.
4.00%, 04/15/25‡‡ CONV	390,000	383,553
Shake Shack, Inc.
0.00%, 03/01/28‡‡ CONV »	133,000	136,741
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	534,000	553,224
	Par	Value
Snap, Inc.
0.00%, 05/01/27‡‡ CONV »	$872,000	$758,640
Snowflake, Inc.
0.00%, 10/01/27 144A ‡‡ CONV »	287,000	338,799
Spectrum Brands, Inc.
3.38%, 06/01/29 144A ‡‡ CONV	266,000	261,026
Sphere Entertainment Co.
3.50%, 12/01/28 CONV	666,000	911,088
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	744,000	722,424
Sunnova Energy International, Inc.
0.25%, 12/01/26 CONV	348,000	209,339
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	338,000	296,764
Travere Therapeutics, Inc.
2.25%, 03/01/29‡‡ CONV	309,000	295,820
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,100,200
Upstart Holdings, Inc.
2.00%, 10/01/29 144A ‡‡ CONV	243,000	377,630
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	174,000	161,280
Veradigm, Inc.
0.88%, 01/01/27‡‡ CONV	173,000	192,354
Verint Systems, Inc.
0.25%, 04/15/26 CONV	410,000	386,425
Wayfair, Inc.
1.00%, 08/15/26‡‡ CONV	691,000	641,352
Western Digital Corporation
3.00%, 11/15/28‡‡ CONV	459,000	610,470
WisdomTree, Inc.
5.75%, 08/15/28‡‡ CONV	648,000	834,300
Xometry, Inc.
1.00%, 02/01/27‡‡ CONV	329,000	348,904
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	474,000	445,281
3.63%, 03/01/28 144A CONV	298,000	292,610
Zillow Group, Inc.
2.75%, 05/15/25‡‡ CONV	248,000	288,151
Total Corporate Bonds (Cost $43,396,504)		46,140,061
FOREIGN BONDS — 0.6%
Canada — 0.5%
Equinox Gold Corporation
4.75%, 10/15/28 CONV	386,000	423,153
First Majestic Silver Corporation
0.38%, 01/15/27‡‡ CONV	501,000	453,706
Fortuna Mining Corporation
3.75%, 06/30/29 144A CONV	263,000	269,871
SSR Mining, Inc.
2.50%, 04/01/39‡‡ CONV	171,000	164,972
		1,311,702
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28‡‡ CONV	$277,000	$305,046
Israel — 0.0%
Pagaya Technologies, Ltd.
6.13%, 10/01/29 144A CONV	42,000	43,806
Total Foreign Bonds (Cost $1,607,715)		1,660,554
MORTGAGE-BACKED SECURITIES — 6.1%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	829,925	840,305
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 1.29%, 09/15/43† IO	176,860	15,588
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.39%, 05/15/45† IO	185,195	16,300
Federal National Mortgage Association
6.50%, 09/01/53	1,679,042	1,727,517
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.42%, 05/25/47† IO	262,710	26,044
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 1.47%, 02/25/48† IO	149,333	15,403
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.37%, 10/25/40Ω † IO	446,329	23,230
Government National Mortgage Association
4.00%, 05/20/48	846,172	788,948
2.50%, 09/20/51	138,327	113,808
2.50%, 11/20/51	510,406	422,539
2.50%, 12/20/51	294,275	242,712
5.50%, 01/01/54 TBA	1,000,000	991,640
6.00%, 01/01/54 TBA	3,000,000	3,020,690
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.22%, 08/20/45† IO	102,299	8,759
	Par	Value
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.72%, 09/20/48† IO	$299,334	$32,869
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.67%, 10/20/48† IO	120,373	12,792
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.22%, 01/20/48† IO	734,273	66,655
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.57%, 01/20/49† IO	134,427	13,476
Government National Mortgage Association, Series 2019-110
1.62%, 09/20/49† IO	507,274	55,060
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.67%, 01/20/49† IO	392,244	42,782
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	569,372	96,828
3.50%, 12/20/49 IO	328,808	62,322
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	304,434	4,894
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.57%, 01/20/49† IO	114,090	11,465
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	270,944	39,985
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.57%, 02/20/50† IO	264,538	30,043
Government National Mortgage Association, Series 2020-55
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.57%, 04/20/50† IO	433,673	50,270
3.50%, 04/20/50 IO	244,576	49,619

See Notes to Financial Statements.

	Par	Value
Government National Mortgage Association, Series 2020-61
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.57%, 08/20/49† IO	$567,414	$58,367
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	459,262	105,069
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	145,473	30,498
Government National Mortgage Association, Series 2023-133
(Floating, 6.50% - U.S. 30-Day Average SOFR, 6.50% Cap), 1.90%, 09/20/53† IO	1,195,109	65,161
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 1.52%, 05/20/53† IO	588,284	33,171
Uniform Mortgage Backed Securities
6.50%, 01/01/54 TBA	7,000,000	7,150,635
Total Mortgage-Backed Securities (Cost $16,487,337)		16,265,444

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.1%
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/26/2030 USD, Strike Price $3.50, Expires 02/24/25 (MSCS)	1	$7,540,000	7,866
Pay 6-Month EURIBOR (Semiannually); Receive 1.95% (Annually); Interest Rate Swap Maturing 05/13/2031 EUR, Strike Price $1.95, Expires 05/11/26 (BNP)	1	4,470,000	45,424
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 11/13/2031 EUR, Strike Price $2.00, Expires 11/11/26 (BNP)	1	4,520,000	58,427
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.05% (Annually); Interest Rate Swap Maturing 05/15/2031 EUR, Strike Price $2.05, Expires 05/13/26 (BNP)	1	$4,520,000	$54,084
Total Purchased Options (Premiums paid $212,099)			165,801

	Par
U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bills
4.19%, 01/07/25Ω	$13,800,000	13,792,166
4.49%, 01/09/25Ω	5,925,000	5,920,159
4.42%, 02/06/25Ω	5,916,000	5,891,775
4.14%, 02/11/25Ω	13,100,000	13,039,199
4.29%, 02/27/25Ω	5,923,000	5,884,165
		44,527,464
U.S. Treasury Inflationary Indexed Bonds
1.50%, 02/15/53	6,106,097	4,898,572
U.S. Treasury Note
4.50%, 12/31/31	10,370,000	10,378,912
Total U.S. Treasury Obligations (Cost $60,043,294)		59,804,948

	Shares
COMMON STOCKS — 7.3%
Communication Services — 0.0%
NII Holdings, Inc.††† *	76,167	19,804
Consumer Discretionary — 1.5%
Abercrombie & Fitch Co. Class A*	1,497	223,757
AutoZone, Inc.*	108	345,816
Best Buy Co., Inc.	2,991	256,628
Dick's Sporting Goods, Inc.	220	50,345
Dillard's, Inc. Class A	391	168,810
eBay, Inc.	4,618	286,085
Etsy, Inc.*	3,666	193,895
Genuine Parts Co.	1,358	158,560
Lowe’s Cos., Inc.	1,374	339,103
MercadoLibre, Inc.*	42	71,418
Murphy U.S.A., Inc.	483	242,345
O’Reilly Automotive, Inc.*	295	349,811
Penske Automotive Group, Inc.	848	129,269
Ross Stores, Inc.	1,673	253,075
TJX Cos., Inc. (The)	2,550	308,066
Tractor Supply Co.	2,435	129,201
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ulta Beauty, Inc.*	382	$166,143
Wayfair, Inc. Class A*	817	36,209
Williams-Sonoma, Inc.	1,387	256,845
		3,965,381
Consumer Staples — 1.2%
BellRing Brands, Inc.*	3,721	280,340
BJ's Wholesale Club Holdings, Inc.*	721	64,421
Church & Dwight Co., Inc.	483	50,575
Colgate-Palmolive Co.	6,559	596,279
Costco Wholesale Corporation	229	209,826
Coty, Inc. Class A*	1,590	11,066
Kimberly-Clark Corporation	2,286	299,558
Kroger Co. (The)	7,240	442,726
Maplebear, Inc.*	622	25,763
Procter & Gamble Co. (The)	902	151,220
Sprouts Farmers Market, Inc.*	498	63,281
Sysco Corporation	2,678	204,760
Target Corporation	1,350	182,493
U.S. Foods Holding Corporation*	2,767	186,662
Walmart, Inc.	4,854	438,559
		3,207,529
Financials — 1.7%
Allstate Corporation (The)	807	155,582
American Financial Group, Inc.	1,554	212,789
American International Group, Inc.	452	32,906
Arch Capital Group, Ltd.	1,865	172,233
Assurant, Inc.	208	44,350
Axis Capital Holdings, Ltd.	1,575	139,576
Cincinnati Financial Corporation	2,748	394,888
CNA Financial Corporation	3,352	162,136
CNO Financial Group, Inc.	1,963	73,043
Erie Indemnity Co. Class A	271	111,714
Everest Group, Ltd.	693	251,185
Fidelity National Financial, Inc.	802	45,024
Hanover Insurance Group, Inc. (The)	1,104	170,745
Hartford Financial Services Group, Inc. (The)	2,404	262,998
Loews Corporation	1,283	108,657
Markel Corporation*	28	48,334
Marsh & McLennan Cos., Inc.	1,315	279,319
Old Republic International Corporation	4,686	169,586
Primerica, Inc.	1,409	382,431
Progressive Corporation (The)	108	25,878
Reinsurance Group of America, Inc.	411	87,802
RLI Corporation	1,319	217,411
Travelers Cos., Inc. (The)	1,787	430,470
Unum Group	2,539	185,423
W.R. Berkley Corporation	5,542	324,318
		4,488,798
Information Technology — 1.4%
Amphenol Corporation Class A	4,590	318,775
Apple, Inc.	4,264	1,067,791
Arista Networks, Inc.*	1,897	209,675
Arrow Electronics, Inc.*	1,511	170,924
Avnet, Inc.	4,329	226,493
	Shares	Value
Belden, Inc.	410	$46,170
CDW Corporation	316	54,997
Cisco Systems, Inc.	418	24,746
Dell Technologies, Inc. Class C	320	36,877
F5, Inc.*	1,916	481,817
HP, Inc.	1,591	51,914
IPG Photonics Corporation*	1,992	144,858
Jabil, Inc.	1,185	170,522
NetApp, Inc.	2,599	301,692
Pure Storage, Inc. Class A*	923	56,700
TD SYNNEX Corporation	817	95,818
Teledyne Technologies, Inc.*	64	29,704
Trimble, Inc.*	1,690	119,415
Ubiquiti, Inc.	350	116,176
		3,725,064
Materials — 1.4%
AptarGroup, Inc.	1,572	246,961
Ashland, Inc.	112	8,003
Avery Dennison Corporation	1,186	221,936
Avient Corporation	695	28,398
Cabot Corporation	2,339	213,574
CF Industries Holdings, Inc.	6,771	577,702
Commercial Metals Co.	1,619	80,302
Crown Holdings, Inc.	1,159	95,838
DuPont de Nemours, Inc.	243	18,529
Eastman Chemical Co.	1,394	127,300
Ecolab, Inc.	445	104,272
Element Solutions, Inc.	3,041	77,333
Freeport-McMoRan, Inc.	1,613	61,423
Magnera Corporation€ *	0	—
Martin Marietta Materials, Inc.	252	130,158
NewMarket Corporation	476	251,495
Nucor Corporation	134	15,639
Packaging Corporation of America	538	121,120
PPG Industries, Inc.	879	104,997
Reliance, Inc.	828	222,947
Royal Gold, Inc.	3,376	445,126
RPM International, Inc.	1,210	148,903
Sherwin-Williams Co. (The)	1,214	412,675
Steel Dynamics, Inc.	191	21,787
Vulcan Materials Co.	219	56,333
		3,792,751
Real Estate — 0.1%
CBRE Group, Inc. Class A*	378	49,627
Jones Lang LaSalle, Inc.*	912	230,864
		280,491
Total Common Stocks (Cost $15,597,580)		19,479,818
FOREIGN COMMON STOCKS — 0.6%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	305	75,887
Ireland — 0.4%
CRH PLC	4,025	372,393
Linde PLC	328	137,324
Seagate Technology Holdings PLC	460	39,703

See Notes to Financial Statements.

	Shares	Value
TE Connectivity PLC	2,589	$370,149
		919,569
Jersey — 0.0%
Amcor PLC	10,508	98,880
Netherlands — 0.1%
LyondellBasell Industries NV Class A	2,093	155,447
Switzerland — 0.1%
Chubb, Ltd.	978	270,221
Thailand — 0.0%
Fabrinet*	462	101,585
Total Foreign Common Stocks (Cost $1,574,646)		1,621,589
PREFERRED STOCKS — 1.0%
AMG Capital Trust II
5.15% CONV †††	9,405	525,551
Apollo Global Management, Inc.
6.75% CONV	4,976	432,464
Ares Management Corporation
6.75% CONV	3,089	170,019
Chart Industries, Inc.
6.75% CONV	12,674	893,264
Hewlett Packard Enterprise Co.
7.63% CONV	6,153	385,855
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	9,900
NCR Voyix Corporation
PIK, 5.50% CONV 1	250	269,617
PG&E Corporation
6.00% CONV *	2,300	114,517
Total Preferred Stocks (Cost $2,431,026)		2,801,187
MONEY MARKET FUNDS — 43.6%
GuideStone Money Market Fund, 4.34% (Institutional Class)Ø ∞	88,350,957	88,350,957
Northern Institutional U.S. Treasury Portfolio (Premier), 4.29%Ø	27,649,610	27,649,610
Total Money Market Funds (Cost $116,000,567)		116,000,567
TOTAL INVESTMENTS — 99.1% (Cost $257,350,768)		263,939,969
COMMON STOCKS SOLD SHORT — (5.1)%
Communication Services — (0.6)%
Cable One, Inc.	(18)	(6,518)
Charter Communications, Inc. Class A *	(141)	(48,331)
Live Nation Entertainment, Inc. *	(4,813)	(623,283)
Sirius XM Holdings, Inc.	(7,922)	(180,631)
Sphere Entertainment Co. *	(14,859)	(599,115)
Ziff Davis, Inc. *	(1,811)	(98,410)
		(1,556,288)
Consumer Discretionary — (0.6)%
Airbnb, Inc. Class A *	(39)	(5,125)
	Shares	Value
Marriott Vacations Worldwide Corporation	(699)	$(62,770)
Norwegian Cruise Line Holdings, Ltd. *	(5,925)	(152,450)
Rivian Automotive, Inc. Class A *	(8,559)	(113,835)
Royal Caribbean Cruises, Ltd.	(4,841)	(1,116,770)
Shake Shack, Inc. Class A *	(478)	(62,044)
Wayfair, Inc. Class A *	(555)	(24,598)
(1,537,592)
Consumer Staples — (0.0)%
Spectrum Brands Holdings, Inc.	(1,030)	(87,025)
Energy — (0.2)%
Centrus Energy Corporation Class A *	(2,230)	(148,540)
Kosmos Energy, Ltd. *	(66,359)	(226,948)
(375,488)
Financials — (0.7)%
Affiliated Managers Group, Inc.	(1,442)	(266,655)
Affirm Holdings, Inc. *	(261)	(15,895)
Apollo Global Management, Inc.	(2,177)	(359,553)
Ares Management Corporation Class A	(664)	(117,548)
Block, Inc. *	(245)	(20,822)
Coinbase Global, Inc. Class A *	(280)	(69,524)
EZCORP, Inc. Class A *	(16,599)	(202,840)
Repay Holdings Corporation *	(7,422)	(56,630)
Upstart Holdings, Inc. *	(4,810)	(296,152)
WisdomTree, Inc.	(51,020)	(535,710)
(1,941,329)
Health Care — (0.9)%
Bridgebio Pharma, Inc. *	(1,974)	(54,167)
Collegium Pharmaceutical, Inc. *	(14,134)	(404,939)
CONMED Corporation	(801)	(54,820)
Dexcom, Inc. *	(332)	(25,820)
Enovis Corporation *	(5,471)	(240,068)
Evolent Health, Inc. Class A *	(4,142)	(46,598)
Exact Sciences Corporation *	(1,687)	(94,793)
Guardant Health, Inc. *	(113)	(3,452)
Haemonetics Corporation *	(612)	(47,785)
Integer Holdings Corporation *	(5,239)	(694,272)
LeMaitre Vascular, Inc.	(365)	(33,631)
Mirum Pharmaceuticals, Inc. *	(10,413)	(430,578)
Omnicell, Inc. *	(499)	(22,215)
Pacira BioSciences, Inc. *	(2,572)	(48,456)
Travere Therapeutics, Inc. *	(5,624)	(97,970)
Veradigm, Inc. *	(1,955)	(19,061)
(2,318,625)
Industrials — (0.7)%
Air Transport Services Group, Inc. *	(9,131)	(200,700)
Array Technologies, Inc. *	(5,429)	(32,791)
Chart Industries, Inc. *	(4,074)	(777,482)
CSG Systems International, Inc.	(3,128)	(159,872)
Dayforce, Inc. *	(263)	(19,104)
Fluence Energy, Inc. *	(5,250)	(83,370)
Greenbrier Cos., Inc. (The)	(9,164)	(558,912)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Xometry, Inc. Class A *	(2,033)	$(86,728)
(1,918,959)
Information Technology — (0.9)%
Alarm.com Holdings, Inc. *	(943)	(57,334)
Bentley Systems, Inc. Class B	(1,346)	(62,858)
Core Scientific, Inc. *	(14,218)	(199,763)
Enphase Energy, Inc. *	(131)	(8,997)
Guidewire Software, Inc. *	(198)	(33,379)
Hewlett Packard Enterprise Co.	(12,306)	(262,733)
indie Semiconductor, Inc. Class A *	(15,066)	(61,017)
Jamf Holding Corporation *	(646)	(9,076)
Lumentum Holdings, Inc. *	(1,473)	(123,658)
MARA Holdings, Inc. *	(10,793)	(180,999)
MicroStrategy, Inc. Class A *	(298)	(86,307)
NCR Voyix Corporation *	(8,636)	(119,522)
OSI Systems, Inc. *	(459)	(76,850)
Progress Software Corporation	(5,203)	(338,976)
PROS Holdings, Inc. *	(2,688)	(59,029)
Riot Platforms, Inc. *	(8,800)	(89,848)
Snowflake, Inc. Class A *	(1,144)	(176,645)
Verint Systems, Inc. *	(662)	(18,172)
Western Digital Corporation *	(6,768)	(403,576)
(2,368,739)
Materials — (0.1)%
Century Aluminum Co. *	(12,905)	(235,129)
MP Materials Corporation *	(471)	(7,348)
(242,477)
Real Estate — (0.1)%
Pebblebrook Hotel Trust REIT	(7,069)	(95,785)
Summit Hotel Properties, Inc. REIT	(10,305)	(70,589)
Zillow Group, Inc. Class C *	(2,635)	(195,122)
(361,496)
Utilities — (0.3)%
CenterPoint Energy, Inc.	(4,935)	(156,588)
Duke Energy Corporation	(1,671)	(180,033)
PG&E Corporation	(21,483)	(433,527)
(770,148)
Total Common Stocks Sold Short (Proceeds $(11,850,884))		(13,478,166)
FOREIGN COMMON STOCKS SOLD SHORT — (0.2)%
Canada — (0.1)%
Equinox Gold Corporation *	(41,962)	(210,649)
First Majestic Silver Corporation	(4,095)	(22,482)
Fortuna Mining Corporation *	(27,527)	(118,091)
SSR Mining, Inc. *	(941)	(6,549)
(357,771)
Denmark — (0.0)%
Ascendis Pharma A/S ADR *	(941)	(129,547)
Ireland — (0.1)%
Jazz Pharmaceuticals PLC *	(1,063)	(130,908)
	Shares	Value
Israel — (0.0)%
Pagaya Technologies, Ltd. Class A *	(2,154)	$(20,011)
Total Foreign Common Stocks Sold Short (Proceeds $(646,877))		(638,237)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT — (5.3)% (Proceeds $(12,497,761))		(14,116,403)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
Pay 2.065% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/13/2046 EUR, Strike Price $2.07, Expires 05/11/26 (BNP)	(1)	$(1,320,000)	(43,089)
Pay 2.0845% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/13/2046 EUR, Strike Price $2.08, Expires 11/11/26 (BNP)	(1)	(1,330,000)	(56,155)
Pay 2.105% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/15/2046 EUR, Strike Price $2.11, Expires 05/13/26 (BNP)	(1)	(1,330,000)	(46,688)
Total Written Options (Premiums received $ (186,091))			(145,932)
Other Assets in Excess of Liabilities — 6.3%			16,649,555
NET ASSETS — 100.0%			$266,327,189

See Notes to Financial Statements.

Futures Contracts outstanding at December 31, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	01/2025	2	$31,900	$(400)
Euro-BTP	03/2025	(2)	(248,563)	5,336
Euro-Bund	03/2025	3	414,672	(10,769)
Australian Dollars/U.S. Dollars	03/2025	(79)	(4,890,100)	158,669
British Pounds/U.S. Dollars	03/2025	(5)	(390,719)	7,503
Mexican Pesos/U.S. Dollars	03/2025	29	685,125	(22,097)
New Zealand Dollars/U.S. Dollars	03/2025	(11)	(615,725)	24,871
South African Rand/U.S. Dollars	03/2025	2	52,575	(3,025)
Swiss Francs/U.S. Dollars	03/2025	(1)	(138,787)	5,188
U.S. Dollars/Norwegian Kroner	03/2025	2	200,107	5,024
U.S. Dollars/Swedish Kronor	03/2025	1	99,597	1,107
Canadian Dollars/U.S. Dollars	03/2025	(1)	(69,725)	1,076
Euro/U.S. Dollars	03/2025	(103)	(13,375,194)	230,332
Japanese Yen/U.S. Dollars	03/2025	1	80,125	(154)
10-Year Bond	03/2025	(5)	(426,484)	(8,005)
10-Year U.S. Treasury Note	03/2025	(163)	(17,726,250)	104,515
U.S. Treasury Long Bond	03/2025	(16)	(1,821,500)	2,285
Ultra 10-Year U.S. Treasury Note	03/2025	(10)	(1,113,125)	15,343
Ultra Long U.S. Treasury Bond	03/2025	(55)	(6,539,844)	220,299
Long GILT	03/2025	(1)	(115,688)	2,973
2-Year U.S. Treasury Note	03/2025	73	15,009,485	4,318
5-Year U.S. Treasury Note	03/2025	109	11,587,211	30,680
3-Month SONIA SO3	03/2026	152	45,628,878	(84,678)
Total Futures Contracts outstanding at December 31, 2024			$26,317,971	$690,391
Forward Foreign Currency Contracts outstanding at December 31, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	U.S. Dollars	2,499,369	Swiss Francs	2,145,760	MSCS	$114,169
03/19/25	U.S. Dollars	1,084,192	New Zealand Dollars	1,826,841	MSCS	61,163
03/19/25	U.S. Dollars	1,003,868	Chinese Offshore Yuan	6,994,385	MSCS	48,845
03/19/25	U.S. Dollars	1,261,432	Polish Zloty	5,036,794	MSCS	45,521
01/16/25	U.S. Dollars	1,356,565	Euro	1,268,753	MSCS	41,466
03/19/25	U.S. Dollars	2,630,791	Euro	2,498,145	MSCS	34,131
03/19/25	U.S. Dollars	1,329,112	Czech Republic Koruna	31,490,543	MSCS	32,946
01/08/25	U.S. Dollars	459,795	Swedish Kronor	4,756,848	MSCS	29,662
03/19/25	U.S. Dollars	1,794,779	British Pounds	1,411,275	MSCS	29,047
03/19/25	U.S. Dollars	883,514	South Korean Won	1,259,545,180	MSCS	28,460
03/19/25	U.S. Dollars	532,954	Japanese Yen	79,042,688	MSCS	26,001
01/13/25	U.S. Dollars	626,248	Canadian Dollars	862,709	MSCS	25,784
01/03/25	U.S. Dollars	400,372	Brazilian Reals	2,334,721	MSCS	22,672
03/19/25	U.S. Dollars	651,070	Mexican Pesos	13,280,111	MSCS	22,388
03/19/25	U.S. Dollars	278,599	Australian Dollars	415,458	MSCS	21,421
03/19/25	U.S. Dollars	1,676,853	Indian Rupees	142,841,418	MSCS	21,102
02/12/25	U.S. Dollars	427,205	New Zealand Dollars	725,602	MSCS	21,095
01/03/25	U.S. Dollars	274,682	Norwegian Kroner	2,920,519	MSCS	18,124
03/19/25	U.S. Dollars	553,289	Norwegian Kroner	6,109,868	MSCS	16,660
03/19/25	U.S. Dollars	1,185,245	Canadian Dollars	1,675,760	MSCS	16,065
03/19/25	U.S. Dollars	648,853	Swedish Kronor	6,971,431	MSCS	16,057
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	U.S. Dollars	840,343	Hungarian Forint	329,962,163	MSCS	$12,950
03/19/25	U.S. Dollars	474,073	Taiwan Dollars	15,323,229	MSCS	6,971
02/04/25	U.S. Dollars	319,376	Brazilian Reals	1,948,003	MSCS	6,161
03/19/25	U.S. Dollars	105,190	South African Rand	1,892,274	MSCS	5,630
03/19/25	U.S. Dollars	374,941	Colombian Pesos	1,649,565,492	MSCS	4,478
06/18/25	U.S. Dollars	306,235	Indian Rupees	26,303,519	MSCS	3,290
02/10/25	U.S. Dollars	53,931	Swiss Francs	47,138	MSCS	1,750
03/19/25	U.S. Dollars	64,738	Chilean Pesos	62,799,359	MSCS	1,653
06/18/25	U.S. Dollars	184,615	Chinese Offshore Yuan	1,333,229	MSCS	1,645
03/19/25	Turkish Lira	5,046,627	U.S. Dollars	131,278	MSCS	1,091
03/26/25	U.S. Dollars	216,148	Norwegian Kroner	2,449,721	MSCS	993
03/19/25	Euro	285,000	British Pounds	236,190	MSCS	728
03/19/25	U.S. Dollars	32,922	Israeli Shekels	117,006	MSCS	671
02/14/25	U.S. Dollars	31,101	Polish Zloty	127,975	MSCS	165
03/19/25	Canadian Dollars	533,404	U.S. Dollars	372,000	MSCS	157
03/19/25	British Pounds	46,147	U.S. Dollars	57,701	MSCS	37
01/03/25	Brazilian Reals	370,649	U.S. Dollars	59,961	MSCS	1
Subtotal Appreciation						$741,150
03/19/25	U.S. Dollars	59,961	Brazilian Reals	375,525	MSCS	$(10)
03/19/25	U.S. Dollars	70,581	Japanese Yen	11,011,878	MSCS	(45)
03/19/25	U.S. Dollars	87,760	Chinese Offshore Yuan	643,322	MSCS	(80)
03/19/25	U.S. Dollars	276,905	Canadian Dollars	397,463	MSCS	(406)
02/14/25	Polish Zloty	599,330	U.S. Dollars	145,650	MSCS	(773)
03/19/25	Brazilian Reals	527,846	U.S. Dollars	85,559	MSCS	(1,262)
03/19/25	Colombian Pesos	157,414,424	U.S. Dollars	36,663	MSCS	(1,311)
03/19/25	Mexican Pesos	1,440,642	U.S. Dollars	70,304	MSCS	(2,103)
03/18/25	New Zealand Dollars	966,823	Australian Dollars	879,000	MSCS	(2,711)
03/19/25	U.S. Dollars	669,221	Norwegian Kroner	7,655,389	MSCS	(3,151)
03/19/25	U.S. Dollars	161,958	Israeli Shekels	599,492	MSCS	(3,278)
06/18/25	Swiss Francs	149,349	U.S. Dollars	171,680	MSCS	(3,873)
03/19/25	Swiss Francs	268,521	Euro	291,002	MSCS	(3,994)
01/09/25	Japanese Yen	11,528,454	U.S. Dollars	78,131	MSCS	(4,782)
01/03/25	Brazilian Reals	1,937,913	U.S. Dollars	319,376	MSCS	(5,870)
03/19/25	New Zealand Dollars	323,791	U.S. Dollars	187,411	MSCS	(6,088)
01/07/25	Australian Dollars	113,436	U.S. Dollars	76,334	MSCS	(6,122)
01/13/25	Indian Rupees	76,787,207	U.S. Dollars	903,000	MSCS	(7,370)
03/19/25	Indian Rupees	68,453,743	U.S. Dollars	801,733	MSCS	(8,249)
03/19/25	British Pounds	604,693	U.S. Dollars	764,966	MSCS	(8,397)
01/08/25	Swedish Kronor	5,731,347	U.S. Dollars	527,563	MSCS	(9,312)
03/19/25	Polish Zloty	3,902,859	U.S. Dollars	953,286	MSCS	(11,113)
03/19/25	Chilean Pesos	134,979,010	U.S. Dollars	149,251	MSCS	(13,658)
02/10/25	Swiss Francs	398,327	U.S. Dollars	455,725	MSCS	(14,785)
03/19/25	Chinese Offshore Yuan	10,550,120	U.S. Dollars	1,457,696	MSCS	(17,169)
03/19/25	Taiwan Dollars	15,547,635	U.S. Dollars	492,058	MSCS	(18,115)
03/19/25	Swedish Kronor	13,139,880	U.S. Dollars	1,212,320	MSCS	(19,615)
03/19/25	South Korean Won	298,251,693	U.S. Dollars	225,206	MSCS	(22,735)
03/19/25	Singapore Dollars	1,049,301	U.S. Dollars	795,856	MSCS	(25,081)
03/19/25	Hungarian Forint	172,750,876	U.S. Dollars	460,196	MSCS	(27,016)
03/19/25	Norwegian Kroner	14,378,129	U.S. Dollars	1,290,442	MSCS	(27,611)
03/19/25	Canadian Dollars	1,077,214	U.S. Dollars	782,183	MSCS	(30,609)
03/19/25	Australian Dollars	1,675,832	U.S. Dollars	1,079,816	MSCS	(42,437)
03/19/25	Czech Republic Koruna	16,773,503	U.S. Dollars	738,630	MSCS	(48,225)
03/19/25	Swiss Francs	1,568,639	U.S. Dollars	1,795,347	MSCS	(51,668)
03/19/25	Japanese Yen	222,679,353	U.S. Dollars	1,480,782	MSCS	(52,592)
01/16/25	Euro	1,442,191	U.S. Dollars	1,552,166	MSCS	(57,293)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
03/19/25	Israeli Shekels	14,194,318	U.S. Dollars	3,975,096	MSCS	$(62,754)
03/19/25	Euro	1,471,647	U.S. Dollars	1,609,096	MSCS	(79,414)
Subtotal Depreciation						$(701,077)
Total Forward Foreign Currency Contracts outstanding at December 31, 2024						$40,073
Swap Agreements outstanding at December 31, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day US Federal Fund Effective Rate (Upon termination)	4.40% (Upon termination)	3/19/2025	USD	510,940,000	$62,636	$18,614	$44,022
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	563	(174)	737
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	14,079,783	84,961	40,136	44,825
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/19/2027	JPY	1,784,000,000	(13,476)	(16,956)	3,480
2.50% (Annually)	1-Day ESTR (Annually)	3/19/2027	EUR	27,920,000	(336,610)	(374,946)	38,336
3.00% (Annually)	1-Day SOFR (Annually)	3/19/2027	USD	54,320,000	1,071,842	1,009,685	62,157
3.00% (Quarterly)	3-Month KWCDC (Quarterly)	3/19/2027	KRW	2,113,650,000	(9,833)	(11,420)	1,587
3.50% (Annually)	1-Day SOFR (Annually)	3/19/2027	USD	3,050,000	31,351	26,112	5,239
4.00% (Annually)	1-Day SONIA (Annually)	3/19/2027	GBP	2,170,000	9,489	2,098	7,391
4.50% (Annually)	3-Month TELBOR (Quarterly)	3/19/2027	ILS	49,820,000	(92,505)	(125,132)	32,627
6.50% (Annually)	6-Month BUBOR (Semiannually)	3/19/2027	HUF	1,557,300,000	779	(18,086)	18,865
7.75% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/19/2027	COP	7,105,790,000	17,599	(11,952)	29,551
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	3/19/2027	CNY	8,860,000	3,837	2,824	1,013
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	3/19/2027	CAD	4,500,000	19,186	14,898	4,288
2.18% (Annually)	6-Month EURIBOR (Semiannually)	11/20/2027	EUR	166,000,000	13,444	(117,939)	131,383
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	18,560,178	117,680	59,293	58,387
3.70% (Annually)	1-Day SOFR (Annually)	5/31/2029	USD	17,420,000	222,530	17,343	205,187
3.50% (Annually)	1-Day SONIA (Annually)	8/31/2029	GBP	30,868,906	243,191	38,896	204,295
2.46% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	9/13/2029	CAD	25,570,000	76,478	(8,218)	84,696
3.50% (Annually)	1-Day SONIA (Annually)	12/6/2029	GBP	15,646,000	121,284	51,305	69,979
13.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2030	BRL	11,571,577	185,975	63,105	122,870
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/19/2030	JPY	5,902,000,000	106,250	86,249	20,001
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	3/19/2030	THB	55,040,000	(1,996)	(7,536)	5,540
3.00% (Annually)	1-Day SOFR (Annually)	3/19/2030	USD	6,260,000	287,022	249,382	37,640
3.75% (Annually)	1-Day SOFR (Annually)	3/19/2030	USD	9,330,000	115,609	10,405	105,204
3.75% (Annually)	1-Day SONIA (Annually)	3/19/2030	GBP	180,000	2,601	(14)	2,615
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	3/19/2030	NZD	8,590,000	108,955	82,443	26,512
5.00% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/19/2030	CLP	2,408,300,000	31,036	(13,538)	44,574
3.22% (Annually)	1-Day SOFR (Annually)	9/12/2031	USD	20,320,000	273,365	(16,650)	290,015
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	12,600,000	315,919	314,210	1,709
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	885,620,000	(8,067)	(21,174)	13,107
3-Month JIBAR (Quarterly)	10.50% (Quarterly)	12/18/2034	ZAR	122,810,000	20,433	(19,707)	40,140
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	3/19/2035	CHF	2,870,000	(36,801)	(59,944)	23,143
1-Day SOFR (Annually)	3.25% (Annually)	3/19/2035	USD	100,000	(6,617)	(6,765)	148
2.50% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	3/19/2035	THB	57,060,000	(32,675)	(37,834)	5,159
2.75% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2035	EUR	2,080,000	(75,911)	(115,330)	39,419
3.00% (Quarterly)	3-Month KWCDC (Quarterly)	3/19/2035	KRW	2,860,020,000	(40,133)	(77,235)	37,102
3.75% (Annually)	6-Month NIBOR (Semiannually)	3/19/2035	NOK	27,280,000	53,959	(27,172)	81,131
3.75% (Annually)	6-Month PRIBOR (Semiannually)	3/19/2035	CZK	3,410,000	675	102	573
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month New Zealand BBR FRA (Quarterly)	4.25% (Semiannually)	3/19/2035	NZD	7,570,000	$112,775	$109,771	$3,004
5.00% (Annually)	6-Month WIBOR (Semiannually)	3/19/2035	PLN	4,540,000	12,463	9,175	3,288
5.25% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/19/2035	CLP	415,520,000	8,777	(4,642)	13,419
6.75% (Annually)	6-Month BUBOR (Semiannually)	3/19/2035	HUF	112,830,000	1,910	(5,885)	7,795
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	9,100,000	(153,797)	(313,567)	159,770
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	11,910,000	200,065	60,033	140,032
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	23,140,000	786,072	760,096	25,976
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/8/2044	EUR	12,786,925	(114,240)	(179,880)	65,640
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	16,640,000	123,527	5,976	117,551
3.36% (Annually)	1-Day SOFR (Annually)	12/13/2054	USD	6,390,000	96,843	43,258	53,585
2.50% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2055	EUR	4,440,000	(348,872)	(517,540)	168,668
Subtotal Appreciation					$3,669,548	$966,173	$2,703,375
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	9.00% (Lunar)	3/17/2027	MXN	119,870,000	$(3,193)	$22,776	$(25,969)
0.25% (Annually)	Swiss Average Overnight Rate (Annually)	3/19/2027	CHF	19,720,000	(113,789)	(71,551)	(42,238)
1-Day CLP-TNA (Semiannually)	4.75% (Semiannually)	3/19/2027	CLP	455,160,000	(2,370)	(368)	(2,002)
1-Day SONIA (Annually)	4.25% (Annually)	3/19/2027	GBP	49,740,000	72,220	341,624	(269,404)
3.50% (Annually)	6-Month PRIBOR (Semiannually)	3/19/2027	CZK	195,630,000	16,083	28,614	(12,531)
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	3/19/2027	ZAR	176,350,000	(14,592)	24,182	(38,774)
3-Month STIBOR (Quarterly)	2.00% (Annually)	3/19/2027	SEK	151,390,000	(93,944)	1,491	(95,435)
4.25% (Quarterly)	3-Month ASX BBSW (Quarterly)	3/19/2027	AUD	6,620,000	(38,082)	(37,733)	(349)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	3/19/2027	EUR	3,360,000	26,448	29,484	(3,036)
6-Month NIBOR (Semiannually)	4.00% (Annually)	3/19/2027	NOK	350,330,000	(141,434)	67,384	(208,818)
6-Month WIBOR (Semiannually)	4.75% (Annually)	3/19/2027	PLN	27,330,000	(41,669)	(27,749)	(13,920)
Thai Overnight Repurchase Rate (Quarterly)	2.00% (Quarterly)	3/19/2027	THB	85,310,000	6,652	10,062	(3,410)
1-Day SONIA (Annually)	3.50% (Annually)	8/31/2027	GBP	33,336,836	(177,729)	(58,136)	(119,593)
3-Month EURIBOR (Quarterly)	2.14% (Annually)	11/20/2027	EUR	166,000,000	(2,612)	123,999	(126,611)
1-Day SONIA (Annually)	3.50% (Annually)	12/4/2027	GBP	16,886,000	(82,789)	(41,038)	(41,751)
1-Day SOFR (Annually)	3.04% (Annually)	9/13/2029	USD	19,150,000	(319,667)	17,726	(337,393)
1-Day COP-IBR-OIS (Quarterly)	8.25% (Quarterly)	3/19/2030	COP	10,904,570,000	(48,978)	50,894	(99,872)
3-Month STIBOR (Quarterly)	2.25% (Annually)	3/19/2030	SEK	144,970,000	(160,830)	102,489	(263,319)
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	3/19/2030	AUD	10,920,000	67,583	82,118	(14,535)
6-Month BUBOR (Semiannually)	6.50% (Annually)	3/19/2030	HUF	1,162,730,000	(13,990)	31,259	(45,249)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	3/19/2030	EUR	11,000,000	283,105	381,779	(98,674)
6-Month PRIBOR (Semiannually)	3.50% (Annually)	3/19/2030	CZK	115,380,000	(33,929)	4,223	(38,152)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,561)	307	(2,868)
Bank Of Canada Overnight Repo Rate (Semiannually)	2.80% (Semiannually)	9/11/2031	CAD	26,920,000	(66,749)	10,829	(77,578)
1-Day SONIA (Annually)	3.50% (Annually)	8/28/2034	GBP	6,232,221	(163,640)	(67,004)	(96,636)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	11/8/2034	EUR	19,948,516	12,559	80,104	(67,545)
1-Day SONIA (Annually)	3.50% (Annually)	12/4/2034	GBP	3,198,000	(86,489)	(56,497)	(29,992)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	9.00% (Lunar)	3/7/2035	MXN	37,830,000	(42,942)	11,213	(54,155)
1-Day COP-IBR-OIS (Quarterly)	8.50% (Quarterly)	3/19/2035	COP	5,763,050,000	(63,065)	18,816	(81,881)
1-Day SONIA (Annually)	3.75% (Annually)	3/19/2035	GBP	1,420,000	(44,168)	(2,000)	(42,168)
2.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	3/19/2035	CAD	1,230,000	15,169	20,224	(5,055)
3-Month JIBAR (Quarterly)	9.00% (Quarterly)	3/19/2035	ZAR	8,000,000	4,053	11,488	(7,435)
3-Month STIBOR (Quarterly)	2.50% (Annually)	3/19/2035	SEK	49,350,000	(85,807)	96,848	(182,655)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	3/19/2035	AUD	4,730,000	38,107	60,749	(22,642)
1-Day SOFR (Annually)	3.94% (Annually)	12/13/2039	USD	12,680,000	(110,931)	(40,185)	(70,746)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,680)	512	(6,192)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	28,270,000	(238,792)	(44,764)	(194,028)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	1,063,700,000	(113,605)	10,432	(124,037)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	13,530,000	(365,051)	(341,022)	(24,029)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	4,970,000	(39,876)	22,825	(62,701)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	6,140,000	$(362,004)	$(322,439)	$(39,565)
Subtotal Depreciation					$(2,538,978)	$553,965	$(3,092,943)
Net Centrally Cleared Interest Rate Swaps outstanding at December 31, 2024					$1,130,570	$1,520,138	$(389,568)
Total Return Basket Swap Agreements outstanding at December 31, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE, OBFR01 or 1-Month LIBOR plus or minus a specified spread(-2.59% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	17-61 months maturity ranging from 05/26/2026 - 01/02/2030	GSC	$159,433,340	$1,020,597	$—	$1,020,597

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
CME Group, Inc.	5,128	$1,190,875	$4,449	0.44%
Marriott International, Inc. Class A	3,557	992,190	(29,445)	(2.89)
Walt Disney Co. (The)	8,374	932,445	(25,687)	(2.52)
ConocoPhillips	9,384	930,611	(36,874)	(3.61)
General Electric Co.	5,349	892,160	(24,982)	(2.45)
General Motors Co.	15,448	822,915	8,320	0.82
Oracle Corporation	(4,719)	786,374	114,561	11.22
Hancock Whitney Corporation	14,342	784,794	(46,988)	(4.60)
VeriSign, Inc.	3,468	717,737	20,677	2.03
Boeing Co. (The)	(4,011)	709,947	(78,429)	(7.68)
Cardinal Health, Inc.	5,898	697,556	(21,996)	(2.16)
Delta Air Lines, Inc.	11,309	684,194	(21,793)	(2.14)
Veeva Systems, Inc. Class A	3,236	680,369	(117,790)	(11.54)
Old Dominion Freight Line, Inc.	3,692	651,269	(101,478)	(9.94)
Applied Materials, Inc.	3,910	635,883	(33,300)	(3.26)
Chemed Corporation	1,196	633,641	(23,382)	(2.29)
Intel Corporation	(30,719)	615,916	20,861	2.04
New York Community Bancorp, Inc.	(65,706)	613,037	96,360	9.44
Cencora, Inc.	2,724	612,028	(44,879)	(4.40)
McKesson Corporation	1,050	598,405	(24,011)	(2.35)
Illinois ToolWorks, Inc.	2,331	591,048	(35,955)	(3.52)
NVIDIA Corporation	4,331	581,610	(21,257)	(2.08)
Marvell Technology, Inc.	(5,205)	574,892	(15,754)	(1.54)
Zoom Video Communications, Inc. Class A	6,953	567,434	(29,379)	(2.88)
General Mills, Inc.	8,789	560,475	(12,422)	(1.22)
TransUnion	(6,032)	559,227	34,506	3.38
Domino’s Pizza, Inc.	1,293	542,750	(48,744)	(4.78)
Southwest Airlines Co.	(15,725)	528,674	2,856	0.28
AT&T, Inc.	(23,193)	528,105	10,204	1.00
Truist Financial Corporation	(11,697)	507,416	41,455	4.06
Hyatt Hotels Corporation Class A	(3,177)	498,725	6,158	0.60
Comcast Corporation Class A	13,283	498,511	(21,582)	(2.11)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
RH	(1,260)	$495,923	$5,244	0.51%
Carrier Global Corporation	(7,228)	493,383	30,103	2.95
Neurocrine Biosciences, Inc.	3,606	492,219	25,327	2.48
Quidel Corporation	(10,986)	489,426	(42,927)	(4.21)
Ameriprise Financial, Inc.	918	488,771	(21,009)	(2.06)
Qualys, Inc.	3,480	487,966	(55,533)	(5.44)
Acuity Brands, Inc.	1,663	485,812	(44,681)	(4.38)
Monolithic Power Systems, Inc.	820	485,194	(15,089)	(1.48)
EQT Corporation	(10,495)	483,924	(28,693)	(2.81)
Lennar Corporation Class A	3,481	474,704	(104,727)	(10.26)
Johnson Controls International PLC	(5,874)	463,635	21,684	2.12
NNN REIT, Inc.	11,190	457,111	(22,096)	(2.16)
Blackrock Funding, Inc.	444	455,149	(8,505)	(0.83)
BXP, Inc. REIT	(6,097)	453,373	29,507	2.89
Digital Realty Trust, Inc. REIT	(2,550)	452,191	25,427	2.49
Take-Two Interactive Software, Inc.	(2,429)	447,130	10,397	1.02
KeyCorp	(25,919)	444,252	31,057	3.04
MicroStrategy, Inc. Class A	(1,533)	443,987	96,640	9.47
Other	(1,067,912)	129,217,977	1,544,191	151.31
		$159,433,340	$1,020,597	100.00%

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Communication Services	$19,804	$—	$—	$19,804
Other^^	19,460,014	19,460,014	—	—
Total Common Stocks	19,479,818	19,460,014	—	19,804
Corporate Bonds	46,140,061	—	46,140,061	—
Foreign Bonds	1,660,554	—	1,660,554	—
Foreign Common Stocks	1,621,589	1,621,589	—	—
Money Market Funds	116,000,567	116,000,567	—	—
Mortgage-Backed Securities	16,265,444	—	16,265,444	—
Preferred Stocks:
Financials	1,128,034	602,483	—	525,551
Information Technology	655,472	385,855	269,617	—
Materials	9,900	—	9,900	—
Other^^	1,007,781	1,007,781	—	—
Total Preferred Stocks	2,801,187	1,996,119	279,517	525,551
Purchased Options:
Call Swaptions	165,801	165,801	—	—
U.S. Treasury Obligations	59,804,948	—	59,804,948	—
Total Assets - Investments in Securities	$263,939,969	$139,244,090	$124,150,524	$545,355
Other Financial Instruments***
Forward Foreign Currency Contracts	$741,150	$—	$741,150	$—
Futures Contracts	819,519	819,519	—	—
Swap Agreements	3,723,972	—	3,723,972	—
Total Assets - Other Financial Instruments	$5,284,641	$819,519	$4,465,122	$ —
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(13,478,166)	$(13,478,166)	$—	$—
Foreign Common Stocks Sold Short	(638,237)	(638,237)	—	—
Rights Sold Short	—	—	—	— **
Written Options:
Call Swaptions	(145,932)	(145,932)	—	—
Total Liabilities - Investments in Securities	$(14,262,335)	$(14,262,335)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(701,077)	$—	$(701,077)	$—
Futures Contracts	(129,128)	(129,128)	—	—
Swap Agreements	(3,092,943)	—	(3,092,943)	—
Total Liabilities - Other Financial Instruments	$(3,923,148)	$(129,128)	$(3,794,020)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

**	Level 3 security has zero value.
There were no transfers to or from Level 3 during the year ended December 31, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended December 31, 2024.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

Strategic Alternatives Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$175,589,012
Investments in securities of affiliated issuers, at value	88,350,957
Total investments, at value(1)	263,939,969
Cash	15,704,894
Cash collateral for derivatives	12,753,885
Deposits with broker for futures contracts	1,350,722
Foreign currency(2)	55,781
Upfront premiums paid from swap agreements	4,976,301
Receivables:
Dividends	507,861
Reclaims	557
Interest	340,646
From advisor	3,749
Investment securities sold	877,330
Variation margin on centrally cleared and total return basket swaps	90,595
Variation margin on futures contracts	1,754,898
Unrealized appreciation on foreign currency exchange contracts	741,150
Unrealized appreciation on swap agreements	1,020,597
Prepaid expenses and other assets	9,814
Total Assets	304,128,749
Liabilities
Securities sold short, at value(3)	14,116,403
Options written, at value(4)	145,932
Upfront premiums received from swap agreements	3,456,163
Unrealized depreciation on foreign currency exchange contracts	701,077
Collateral from counterparty	6,207,455
Payables:
Investment securities purchased	12,557,669
Dividends on short sales	6,634
Fund shares redeemed	51,092
Accrued expenses:
Investment advisory fees	205,728
Shareholder servicing fees	8,773
Director fees	233
Other expenses	344,401
Total Liabilities	37,801,560
Commitments and contingencies	— (5)
Net Assets	$266,327,189
Net Assets Consist of:
Paid-in-capital	$291,215,331
Distributable earnings (loss)	(24,888,142)
Net Assets	$266,327,189
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$224,780,627
Institutional shares outstanding	24,607,046
Net asset value, offering and redemption price per Institutional share	$9.13
Net assets applicable to the Investor Class	$41,546,562
Investor shares outstanding	4,582,109
Net asset value, offering and redemption price per Investor share	$9.07

(1)Investments in securities of unaffiliated issuers, at cost*	$168,999,811
Investments in securities of affiliated issuers, at cost	88,350,957
Total investments, at cost	$257,350,768
(2)Foreign currency, at cost	$55,169
(3)Proceeds from securities sold short	$12,497,761
(4)Premiums received on options written	$186,091
(5)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

Strategic Alternatives Fund
Investment Income
Dividends	$5,177,535
Income distributions received from affiliated funds	899,434
Interest	6,197,450
Total Investment Income	12,274,419
Expenses
Investment advisory fees	2,328,053
Transfer agent fees:
Institutional shares	7,920
Investor shares	25,304
Custodian fees	602,557
Shareholder servicing fees:
Investor shares	101,356
Accounting and administration fees	82,231
Professional fees	159,736
Blue sky fees:
Institutional shares	15,839
Investor shares	15,770
Shareholder reporting fees:
Institutional shares	4,501
Investor shares	13,415
Directors expenses	4,679
Line of credit facility fees	906
Index license fees	501
Dividends on securities sold short	65,903
Other expenses	38,413
Recoupment of prior expenses reduced by the Advisor	22,279
Total Expenses	3,489,363
Expenses waived/reimbursed(1)	(175,639)
Net Expenses	3,313,724
Net Investment Income	8,960,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated funds	3,026
Investment securities	3,019,331
Investment securities sold short	(1,369,459)
TBA sale commitments	(3,984)
Futures transactions	3,592,003
Swap agreements	(3,673,729)
Option contracts written	74,239
Option contracts purchased	380,357
Forward foreign currency contracts	102,743
Foreign currency	11,115
Net realized gain	2,135,642
Net change in unrealized appreciation (depreciation) on:
Investment securities	4,182,822
Investment securities sold short	(697,065)
TBA sale commitments	7,500
Futures	2,526,493
Swap agreements	1,219,732
Option contracts written	874,680
Option contracts purchased	(648,597)
Forward foreign currency contracts	107,034
Foreign currency	(643)
Net change in unrealized appreciation (depreciation)	7,571,956
Net Realized and Unrealized Gain	9,707,598
Net Increase in Net Assets Resulting from Operations	$18,668,293

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Strategic Alternatives Fund
	For the Year Ended
	12/31/24	12/31/23

Operations:
Net investment income	$8,960,695	$7,653,493
Net realized gain on investment securities, foreign currency and derivatives	2,135,642	4,797,751
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	7,571,956	1,225,794
Net increase in net assets resulting from operations	18,668,293	13,677,038
Distributions to Shareholders:
Distributions paid
Institutional shares	(18,244,202)	(23,865,915)
Investor shares	(3,284,437)	(4,781,625)
Total distributions	(21,528,639)	(28,647,540)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	51,741,651	39,282,481
Investor shares	8,866,681	13,191,796
Reinvestment of dividends and distributions
Institutional shares	18,236,746	23,857,725
Investor shares	3,284,437	4,779,350
Total proceeds from shares sold and reinvested	82,129,515	81,111,352
Value of shares redeemed
Institutional shares	(48,623,071)	(81,433,890)
Investor shares	(11,315,682)	(25,055,071)
Total value of shares redeemed	(59,938,753)	(106,488,961)
Net increase (decrease) from capital share transactions(1)	22,190,762	(25,377,609)
Total increase (decrease) in net assets	19,330,416	(40,348,111)
Net Assets:
Beginning of Year	246,996,773	287,344,884
End of Year	$266,327,189	$246,996,773

(1)	See Note 6 in Notes to Financial Statements.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Strategic Alternatives Fund
Institutional Class
2024	$9.21	$0.34	$0.36	$0.70	$(0.35)	$(0.43)	$(0.78)	$9.13	7.60%	$224,781	1.25%(1)	1.30%(1)	3.53%	514%
2023	9.82	0.33	0.26	0.59	(0.38)	(0.82)	(1.20)	9.21	5.97	205,865	1.16 (1)	1.41 (1)	3.25	718
2022	10.29	0.03	(0.09)	(0.06)	(0.04)	(0.37)	(0.41)	9.82	(0.56)	236,559	1.15 (1)	1.36 (1)	0.31	327
2021	9.96	(0.05)	0.54	0.49	(0.02)	(0.14)	(0.16)	10.29	4.96	312,466	1.09 (1)	1.17 (1)	(0.46)	377
2020	10.13	0.08	(0.10)	(0.02)	(0.14)	(0.01)	(0.15)	9.96	(0.20)	287,088	1.10 (1)	1.10 (1)	0.82	483
Investor Class
2024	$9.15	$0.31	$0.36	$0.67	$(0.32)	$(0.43)	$(0.75)	$9.07	7.39%	$41,547	1.52%(1)	1.66%(1)	3.26%	514%
2023	9.76	0.29	0.27	0.56	(0.35)	(0.82)	(1.17)	9.15	5.70	41,132	1.48 (1)	1.74 (1)	2.93	718
2022	10.23	0.01	(0.10)	(0.09)	(0.01)	(0.37)	(0.38)	9.76	(0.91)	50,786	1.46 (1)	1.67 (1)	0.06	327
2021	9.92	(0.08)	0.53	0.45	—	(0.14)	(0.14)	10.23	4.57	39,214	1.41 (1)	1.52 (1)	(0.76)	377
2020	10.13	0.06	(0.11)	(0.05)	(0.15)	(0.01)	(0.16)	9.92	(0.51)	45,689	1.36 (1)	1.36 (1)	0.59	483

#	Calculated using the average shares outstanding method.
(1)
The ratio for the Strategic Alternatives Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.11%, 0.04%, 0.07%, 0.05%, and 0.03% for the years 2020, 2021, 2022, 2023, and 2024.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
1. DESCRIPTION OF THE FUNDS
GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established 27 series (each, a “Fund” and together, the “Funds”). Each Fund, except the Growth Equity Fund, is a diversified, open-end management investment company,  registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective target indexes.
The MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund are each referred to as a “Target Date Fund” and together as the “Target Date Funds.”
The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund are each referred to as a “Target Risk Fund” and together as the “Target Risk Funds.”
The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund and Impact Bond Fund are together referred to as the “Fixed Income Funds.”
The Defensive Market Strategies® Fund, Impact Equity Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are together referred to as the “Equity Funds.”
The Global Real Estate Securities Fund is referred to as the “Real Assets Fund.”
The Strategic Alternatives Fund is referred to as the “Alternatives Fund.”
There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a “Class” and together the “Classes”). All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.
Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Target Date and Target Risk Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Target Date and Target Risk Funds are commonly referred to as “Fund of Funds.”
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires the Funds’ management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be significant.
a. Valuation of Securities
Each Fund, except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value.
Forward foreign currency contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
Non-deliverable bond forward contracts are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of non-deliverable bond forward contracts).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Valuation Designee, which consists of the voting member of the Adviser's Valuation Committee. Securities for which market quotations are not readily available are valued at fair value according to methods established by the Valuation Designee. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If management becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Funds use Intercontinental Exchange (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Funds based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with the Board of Directors. The specific threshold may be set to 0.00% such that the adjustments to fair value for market movements occur daily to strike a more accurate NAV according to the most recently available information. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. This value is called the fair value trigger. The methodologies will only apply to those securities for which a "confidence interval" has been exceeded. ICE has established confidence intervals for each foreign security that determines the level of correlation between the fair value of the foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the valuation procedures is exceeded on a specific day, the Funds will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.
Each Fund values their investments in underlying Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
b. Fixed Income Securities
The Fixed Income Funds, the Money Market Fund, and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity.

These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities.”
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
c. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rate.
d. Loan Participations
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.
e. Real Estate Investment Securities
Each Select Fund may invest in real estate investment trusts (“REITs”) and other real-estate related securities.  A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate and can generally be classified as an equity REIT, mortgage REIT or hybrid REIT.  Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property.  Hybrid REITs combine characteristics of both equity REITs and mortgage REITs.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.  Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a REIT and other real-estate related securities.
Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
f. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities, or by other securities sufficiently guaranteed and liquid in accordance with Rule 5b-3 under the 1940 Act. Any repurchase agreement entered into by a Fund will be collateralized by at least 100% of the repurchase price

(including accrued interest) for repurchase agreements collateralized by U.S. Government securities or cash, and at least 102% of the repurchase price (including accrued interest) for other types of collateral. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
At December 31, 2024, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Money Market
Bank of Nova Scotia	$100,000,000	$(100,000,000)	$—	$—
BNP Paribas	133,000,000	(133,000,000)	—	—
Citigroup Global Markets, Inc.	95,000,000	(95,000,000)	—	—
Goldman Sachs & Co.	120,000,000	(120,000,000)	—	—
Mitsubishi UFJ Securities USA, Inc.	155,000,000	(155,000,000)	—	—
Mizuho Securities USA, Inc.	130,000,000	(130,000,000)	—	—
Morgan Stanley	85,000,000	(85,000,000)	—	—
Natixis S.A.	100,000,000	(100,000,000)	—	—
TD Securities USA LLC	120,000,000	(120,000,000)	—	—
Total Repurchase Agreements	$1,038,000,000	$(1,038,000,000)	$—	$—
Low-Duration Bond
Citigroup Global Markets, Inc.	$8,600,000	$(8,600,000)	$—	$—
Medium-Duration Bond
Citigroup Global Markets, Inc.	$216,500,000	$(216,500,000)	$—	$—
(1) The value of the related collateral received  was equal to or exceeded the value of the repurchase agreement as of December 31, 2024.
(2) Net amount represents the net amount of receivable due from (payable to) the counterparty in the event of a default.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
g. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund may be involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market

Strategies® Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At December 31, 2024, the value of securities sold short was $14,116,403 in the Strategic Alternatives Fund.
h. Synthetic Convertible Instruments
The Defensive Market Strategies® Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.
i. Derivative Financial Instruments
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Foreign Currency Options and Futures — The Fixed Income Funds, Impact Equity Fund, Real Assets Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Strategic Alternatives Fund and the Defensive Market Strategies® Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Non-Deliverable Bond Forward Contracts — A non-deliverable bond forward is a short-term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the security increases. In the case of an uncovered call option, the Fund must either purchase the underlying instrument at market price to meet its call obligations or settle the obligations with a cash payment, and there is a risk of unlimited loss. In the case of an uncovered call option, there is a risk of unlimited loss. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options on the Statements of Assets and Liabilities.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts reported in the Statements of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Certain Funds may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Directors. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Certain Funds’ derivative agreements contain provisions that require a Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the year ended December 31, 2024, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement, and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of year-end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year-end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Centrally cleared swaps require no payments at the beginning of the measurement period, nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.
Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of an underlying commodity. In return, a Fund receives either a fixed rate of interest or a rate determined by a floating rate index. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date.  The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.

Offsetting of Financial and Derivative Assets and Liabilities
Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the Fund’s portfolio or Statements of Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.
At December 31, 2024, derivative assets and liabilities (by type) held by the Funds are as follows:
Fund	Assets	Liabilities
MyDestination 2035
Derivative Financial Instruments:
Futures contracts	$5,250	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,250	—
Derivatives not subject to an ISDA MA or similar agreement	5,250	—
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2045
Derivative Financial Instruments:
Futures contracts	$4,005	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,005	—
Derivatives not subject to an ISDA MA or similar agreement	4,005	—
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2055
Derivative Financial Instruments:
Futures contracts	$2,205	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,205	—
Derivatives not subject to an ISDA MA or similar agreement	2,205	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Low-Duration Bond
Derivative Financial Instruments:
Futures contracts	$583,571	$—
Forward foreign currency contracts	1,856,859	—
Options	31,612	—
Centrally cleared swaps	61,571	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,533,613	—
Derivatives not subject to an ISDA MA or similar agreement	645,142	—
Total assets and liabilities subject to an ISDA MA	$1,888,471	$—

Fund	Assets	Liabilities
Medium-Duration Bond
Derivative Financial Instruments:
Futures contracts	$—	$203,279
Forward foreign currency contracts	4,104,906	1,077,197
Options	745,937	499,601
Centrally cleared swaps	—	194,910
Swap agreements	71,328	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,922,171	1,974,987
Derivatives not subject to an ISDA MA or similar agreement	—	398,189
Total assets and liabilities subject to an ISDA MA	$4,922,171	$1,576,798
Global Bond
Derivative Financial Instruments:
Futures contracts	$85,706	$—
Forward foreign currency contracts	49,937,991	45,459,894
Centrally cleared swaps	—	517
Total derivative assets and liabilities in the Statements of Assets and Liabilities	50,023,697	45,460,411
Derivatives not subject to an ISDA MA or similar agreement	85,706	517
Total assets and liabilities subject to an ISDA MA	$49,937,991	$45,459,894
Impact Bond
Derivative Financial Instruments:
Futures contracts	$—	$2,797
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	2,797
Derivatives not subject to an ISDA MA or similar agreement	—	2,797
Total assets and liabilities subject to an ISDA MA	$—	$—
Defensive Market Strategies®
Derivative Financial Instruments:
Futures contracts	$—	$268,666
Options	105,517,168	10,254,983
Total derivative assets and liabilities in the Statements of Assets and Liabilities	105,517,168	10,523,649
Derivatives not subject to an ISDA MA or similar agreement	105,517,168	10,523,649
Total assets and liabilities subject to an ISDA MA	$—	$—
Impact Equity
Derivative Financial Instruments:
Futures contracts	$—	$13,477
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	13,477
Derivatives not subject to an ISDA MA or similar agreement	—	13,477
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$255,912
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	255,912
Derivatives not subject to an ISDA MA or similar agreement	—	255,912
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$14,148
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	14,148
Derivatives not subject to an ISDA MA or similar agreement	—	14,148
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity
Derivative Financial Instruments:
Futures contracts	$—	$100,050
Forward foreign currency contracts	405,141	2,564
Total derivative assets and liabilities in the Statements of Assets and Liabilities	405,141	102,614
Derivatives not subject to an ISDA MA or similar agreement	405,141	102,614
Total assets and liabilities subject to an ISDA MA	$—	$—
Growth Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$46,073
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	46,073
Derivatives not subject to an ISDA MA or similar agreement	—	46,073
Total assets and liabilities subject to an ISDA MA	$—	$—
Growth Equity
Derivative Financial Instruments:
Futures contracts	$—	$191,130
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	191,130
Derivatives not subject to an ISDA MA or similar agreement	—	191,130
Total assets and liabilities subject to an ISDA MA	$—	$—
Small Cap Equity
Derivative Financial Instruments:
Futures contracts	$28,140	$—
Forward foreign currency contracts	10,017	254
Total derivative assets and liabilities in the Statements of Assets and Liabilities	38,157	254
Derivatives not subject to an ISDA MA or similar agreement	38,157	254
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
International Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$71,760
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	71,760
Derivatives not subject to an ISDA MA or similar agreement	—	71,760
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity
Derivative Financial Instruments:
Futures contracts	$—	$14,347
Forward foreign currency contracts	3,506,673	3,072,729
Swap agreements	456,504	506,111
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,963,177	3,593,187
Derivatives not subject to an ISDA MA or similar agreement	—	14,348
Total assets and liabilities subject to an ISDA MA	$3,963,177	$3,578,839
Emerging Markets Equity
Derivative Financial Instruments:
Futures contracts	$—	$60,320
Forward foreign currency contracts	3,093,293	3,194,968
Swap agreements	1,590,468	1,703,687
Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,683,761	4,958,975
Derivatives not subject to an ISDA MA or similar agreement	—	60,320
Total assets and liabilities subject to an ISDA MA	$4,683,761	$4,898,655
Global Real Estate Securities
Derivative Financial Instruments:
Futures contracts	$26,865	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	26,865	—
Derivatives not subject to an ISDA MA or similar agreement	26,865	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Strategic Alternatives
Derivative Financial Instruments:
Futures contracts	$1,754,898	$—
Forward foreign currency contracts	741,150	701,077
Options	165,801	145,932
Centrally cleared and total return basket swaps	90,595	—
Swap agreements	1,020,597	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,773,041	847,009
Derivatives not subject to an ISDA MA or similar agreement	1,845,493	—
Total assets and liabilities subject to an ISDA MA	$1,927,548	$847,009
The futures contracts and centrally cleared swap agreements shown above represent the variation margin shown on the Statements of Assets and Liabilities, which is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements.

At December 31, 2024, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral (received)/pledged by the Trust are as follows:
Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser A
Other Counterparties*	$106,230	$—	$106,230	$(32,561)	$73,669
Sub-adviser B
Other Counterparties*	1,782,241	—	1,782,241	(870,000)	912,241
Total Derivatives	$1,888,471	$—	$1,888,471	$(902,561)	$985,910
Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$268,264	$(185,080)	$83,184	$(61,035)	$22,149
Sub-adviser B
Other Counterparties*	4,104,529	(1,218,188)	2,886,341	(2,809,539)	76,802
Sub-adviser D
Other Counterparties*	549,378	(173,530)	375,848	(255,000)	120,848
Total Derivatives	$4,922,171	$(1,576,798)	$3,345,373	$(3,125,574)	$219,799
Global Bond
Sub-adviser A
GSC	$508,143	$(6,358)	$501,785	$—	$501,785
CITI	1,847,587	(789,338)	1,058,249	(140,000)	918,249
BNP	16,768	(2,588,722)	(2,571,954)	—	(2,571,954)
	2,372,498	(3,384,418)	(1,011,920)	(140,000)	(1,151,920)
Sub-adviser B
GSC	6,858,465	(8,343,996)	(1,485,531)	600,000	(885,531)
Other Counterparties*	40,705,557	(33,731,480)	6,974,077	(6,213,317)	760,760
	47,564,022	(42,075,476)	5,488,546	(5,613,317)	(124,771)
Sub-adviser C
Other Counterparties*	1,471	—	1,471	—	1,471
Total Derivatives	$49,937,991	$(45,459,894)	$4,478,097	$(5,753,317)	$(1,275,220)
International Equity
Sub-adviser A
Other Counterparties*	$3,963,177	$(3,578,839)	$384,338	$(384,338)	$—
Total Derivatives	$3,963,177	$(3,578,839)	$384,338	$(384,338)	$—
Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$4,683,761	$(4,613,618)	$70,143	$(70,143)	$—
Sub-adviser B
Other Counterparties*	—	(285,037)	(285,037)	—	(285,037)
Total Derivatives	$4,683,761	$(4,898,655)	$(214,894)	$(70,143)	$(285,037)
Strategic Alternatives
Sub-adviser B
Other Counterparties*	$906,951	$(847,009)	$59,942	$(47,939)	$12,003
Sub-adviser E
Other Counterparties*	1,020,597	—	1,020,597	(1,020,597)	—
Total Derivatives	$1,927,548	$(847,009)	$1,080,539	$(1,068,536)	$12,003
*Other Counterparties represent the aggregate amounts that are held with counterparties where the respective Fund's net exposure to each such counterparty is less than 0.05% of the net assets of the Fund. Those holdings are deemed individually immaterial to the respective Fund and are listed collectively.

Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until December 31, 2024.
	Asset Derivative Value
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,856,859	$—	$1,856,859	$—	$—
Futures	853,410	853,410	—	—	—
Purchased Options	31,612	31,612	—	—	—
Swaps	398,461	384,495	—	13,966	—
Totals	$3,140,342	$1,269,517	$1,856,859	$13,966	$—
Medium-Duration Bond
Forwards	$4,104,906	$—	$4,104,906	$—	$—
Futures	3,046,635	3,046,635	—	—	—
Purchased Options	745,937	431,487	314,450	—	—
Swaps	9,065,012	8,568,609	—	496,403	—
Totals	$16,962,490	$12,046,731	$4,419,356	$496,403	$—
Global Bond
Forwards	$49,937,991	$—	$49,937,991	$—	$—
Futures	574,533	574,533	—	—	—
Swaps	229,132	136,500	—	92,632	—
Totals	$50,741,656	$711,033	$49,937,991	$92,632	$—

	Asset Derivative Value
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Defensive Market Strategies®
Futures	$23,344	$23,344	$—	$—	$—
Purchased Options	105,517,168	—	—	—	105,517,168
Totals	$105,540,512	$23,344	$—	$—	$105,517,168
Value Equity
Forwards	$405,141	$—	$405,141	$—	$—
Small Cap Equity
Forwards	$10,017	$—	$10,017	$—	$—
International Equity
Forwards	$3,506,673	$—	$3,506,673	$—	$—
Futures	442,126	120,600	—	—	321,526
Swaps	456,504	—	—	—	456,504
Totals	$4,405,303	$120,600	$3,506,673	$—	$778,030
Emerging Markets Equity
Forwards	$3,093,293	$—	$3,093,293	$—	$—
Futures	231,358	—	—	—	231,358
Swaps	1,590,468	—	—	—	1,590,468
Totals	$4,915,119	$—	$3,093,293	$—	$1,821,826
Strategic Alternatives
Forwards	$741,150	$—	$741,150	$—	$—
Futures	819,519	385,749	433,770	—	—
Purchased Options	165,801	165,801	—	—	—
Swaps	3,723,972	2,703,375	—	—	1,020,597
Totals	$5,450,442	$3,254,925	$1,174,920	$—	$1,020,597

	Liabilities Derivative Value
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$322,250	$—	$—	$—	$322,250
MyDestination 2045
Futures	$264,545	$—	$—	$—	$264,545
MyDestination 2055
Futures	$135,345	$—	$—	$—	$135,345
Low-Duration Bond
Futures	$335,964	$335,964	$—	$—	$—
Swaps	150,338	150,338	—	—	—
Totals	$486,302	$486,302	$—	$—	$—

	Liabilities Derivative Value
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$1,077,197	$—	$1,077,197	$—	$—
Futures	6,623,979	6,623,979	—	—	—
Written Options	499,601	499,601	—	—	—
Swaps	7,545,117	7,415,468	—	129,649	—
Totals	$15,745,894	$14,539,048	$1,077,197	$129,649	$—
Global Bond
Forwards	$45,459,894	$—	$45,459,894	$—	$—
Futures	1,487,247	1,431,937	55,310	—	—
Swaps	221,561	78,428	—	143,133	—
Totals	$47,168,702	$1,510,365	$45,515,204	$143,133	$—
Impact Bond
Futures	$27,132	$27,132	$—	$—	$—
Swaps	20	—	—	20	—
Totals	$27,152	$27,132	$—	$20	$—
Defensive Market Strategies®
Futures	$1,929,791	$762,875	$—	$—	$1,166,916
Written Options	10,254,983	—	—	—	10,254,983
Totals	$12,184,774	$762,875	$—	$—	$11,421,899
Impact Equity
Futures	$133,066	$—	$2,300	$—	$130,766
Equity Index
Futures	$2,139,357	$—	$—	$—	$2,139,357
Value Equity Index
Futures	$105,417	$—	$—	$—	$105,417
Value Equity
Forwards	$2,564	$—	$2,564	$—	$—
Futures	743,577	—	—	—	743,577
Totals	$746,141	$—	$2,564	$—	$743,577
Growth Equity Index
Futures	$183,974	$—	$—	$—	$183,974
Growth Equity
Futures	$741,063	$—	$—	$—	$741,063
Small Cap Equity
Forwards	$254	$—	$254	$—	$—
Futures	595,405	—	—	—	595,405
Totals	$595,659	$—	$254	$—	$595,405
International Equity Index
Futures	$1,926,662	$—	$—	$—	$1,926,662

	Liabilities Derivative Value
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$3,072,729	$—	$3,072,729	$—	$—
Futures	1,898,380	14,303	—	—	1,884,077
Swaps	506,111	—	—	—	506,111
Totals	$5,477,220	$14,303	$3,072,729	$—	$2,390,188
Emerging Markets Equity
Forwards	$3,194,968	$—	$3,194,968	$—	$—
Futures	963,495	—	—	—	963,495
Swaps	1,703,687	—	—	—	1,703,687
Totals	$5,862,150	$—	$3,194,968	$—	$2,667,182
Global Real Estate Securities
Futures	$18,166	$—	$—	$—	$18,166
Strategic Alternatives
Forwards	$701,077	$—	$701,077	$—	$—
Futures	129,128	103,452	25,676	—	—
Written Options	145,932	145,932	—	—	—
Swaps	3,092,943	3,092,943	—	—	—
Totals	$4,069,080	$3,342,327	$726,753	$—	$—

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net unrealized appreciation (depreciation) on: Futures
Net unrealized appreciation (depreciation) on: Option contracts written
Net unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$(104,887)	$—	$—	$—	$(104,887)
MyDestination 2045
Futures	$(89,418)	$—	$—	$—	$(89,418)
MyDestination 2055
Futures	$(45,571)	$—	$—	$—	$(45,571)
Conservative Allocation
Futures	$2,752	$2,234	$—	$—	$518
Balanced Allocation
Futures	$(42,866)	$(33,194)	$—	$—	$(9,672)
Growth Allocation
Futures	$(14,772)	$(1,612)	$—	$—	$(13,160)
Aggressive Allocation
Futures	$14,333	$—	$—	$—	$14,333
Low-Duration Bond
Forwards	$891,669	$—	$891,669	$—	$—
Futures	(2,383,257)	(2,383,257)	—	—	—
Purchased Options	469,176	482,438	(13,262)	—	—
Swaps	(50,229)	(114,309)	—	64,080	—
Written Options	(340,534)	(347,694)	7,160	—	—
Totals	$(1,413,175)	$(2,362,822)	$885,567	$64,080	$—
Medium-Duration Bond
Forwards	$1,453,908	$—	$1,453,908	$—	$—
Futures	(8,844,819)	(8,844,819)	—	—	—
Purchased Options	(2,580,956)	(2,482,508)	(98,448)	—	—
Swaps	3,266,592	1,682,335	(123,726)	1,707,983	—
Written Options	1,358,252	1,358,252	—	—	—
Totals	$(5,347,023)	$(8,286,740)	$1,231,734	$1,707,983	$—
Global Bond
Forwards	$(3,393,308)	$—	$(3,393,308)	$—	$—
Futures	500,348	606,846	(106,498)	—	—
Purchased Options	(138,961)	—	(138,961)	—	—
Swaps	(1,712,267)	(139,160)	—	(1,573,107)	—
Totals	$(4,744,188)	$467,686	$(3,638,767)	$(1,573,107)	$—
Impact Bond
Futures	$(59,762)	$(59,762)	$—	$—	$—
Swaps	6,275	—	—	6,275	—
Totals	$(53,487)	$(59,762)	$—	$6,275	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Defensive Market Strategies®
Forwards	$195,587	$—	$195,587	$—	$—
Futures	2,362,447	(2,135,901)	—	—	4,498,348
Purchased Options	27,797,885	—	—	—	27,797,885
Written Options	39,915,122	13,519	—	—	39,901,603
Totals	$70,271,041	$(2,122,382)	$195,587	$—	$72,197,836
Impact Equity
Futures	$277,459	$—	$(1,779)	$—	$279,238
Equity Index
Futures	$23,137,028	$—	$—	$—	$23,137,028
Value Equity Index
Futures	$774,215	$—	$—	$—	$774,215
Value Equity
Forwards	$1,361,024	$—	$1,361,024	$—	$—
Futures	2,482,411	—	—	—	2,482,411
Totals	$3,843,435	$—	$1,361,024	$—	$2,482,411
Growth Equity Index
Futures	$1,183,327	$—	$—	$—	$1,183,327
Growth Equity
Futures	$5,740,292	$—	$—	$—	$5,740,292
Small Cap Equity
Forwards	$79,559	$—	$79,559	$—	$—
Futures	1,671,961	—	—	—	1,671,961
Totals	$1,751,520	$—	$79,559	$—	$1,671,961
International Equity Index
Futures	$2,067,312	$—	$—	$—	$2,067,312
International Equity
Forwards	$53,115	$—	$53,115	$—	$—
Futures	9,817,721	—	—	—	9,817,721
Swaps	1,542,549	(7,121)	—	—	1,549,670
Totals	$11,413,385	$(7,121)	$53,115	$—	$11,367,391
Emerging Markets Equity
Forwards	$(1,591,955)	$—	$(1,591,955)	$—	$—
Futures	145,948	—	—	—	145,948
Swaps	(482,867)	(1,877)	(400,412)	—	(80,578)
Totals	$(1,928,874)	$(1,877)	$(1,992,367)	$—	$65,370
Global Real Estate Securities
Forwards	$4,072	$—	$4,072	$—	$—
Futures	268,602	—	—	—	268,602
Totals	$272,674	$—	$4,072	$—	$268,602

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Strategic Alternatives
Forwards	$102,743	$—	$102,743	$—	$—
Futures	3,592,003	2,793,316	798,687	—	—
Purchased Options	380,357	380,357	—	—	—
Swaps	(3,673,729)	(758,300)	—	39,570	(2,954,999)
Written Options	74,239	67,770	—	—	6,469
Totals	$475,613	$2,483,143	$901,430	$39,570	$(2,948,530)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$(322,250)	$—	$—	$—	$(322,250)
MyDestination 2045
Futures	$(264,545)	$—	$—	$—	$(264,545)
MyDestination 2055
Futures	$(135,345)	$—	$—	$—	$(135,345)
Balanced Allocation
Futures	$(8,974)	$(3,094)	$—	$—	$(5,880)
Growth Allocation
Futures	$(43,717)	$(12,916)	$—	$—	$(30,801)
Aggressive Allocation
Futures	$(47,295)	$—	$—	$—	$(47,295)
Low-Duration Bond
Forwards	$1,989,368	$—	$1,989,368	$—	$—
Futures	872,238	872,238	—	—	—
Purchased Options	(377)	(377)	—	—	—
Swaps	212,797	146,136	—	66,661	—
Totals	$3,074,026	$1,017,997	$1,989,368	$66,661	$—
Medium-Duration Bond
Forwards	$5,328,170	$—	$5,328,170	$—	$—
Futures	(9,794,367)	(9,794,367)	—	—	—
Purchased Options	(661,901)	(661,901)	—	—	—
Swaps	(5,146,887)	(5,193,306)	(165,608)	213,270	(1,243)
Written Options	637,642	637,642	—	—	—
Totals	$(9,637,343)	$(15,011,932)	$5,162,562	$213,270	$(1,243)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Global Bond
Forwards	$6,199,795	$—	$6,199,795	$—	$—
Futures	(4,560,942)	(4,505,632)	(55,310)	—	—
Purchased Options	138,428	624	137,804	—	—
Swaps	1,094,736	139,620	—	955,116	—
Totals	$2,872,017	$(4,365,388)	$6,282,289	$955,116	$—
Impact Bond
Futures	$(27,132)	$(27,132)	$—	$—	$—
Swaps	(20)	—	—	(20)	—
Totals	$(27,152)	$(27,132)	$—	$(20)	$—
Defensive Market Strategies®
Forwards	$211,735	$—	$211,735	$—	$—
Futures	(4,299,021)	(2,795,294)	—	—	(1,503,727)
Purchased Options	26,304,978	—	—	—	26,304,978
Written Options	(4,893,049)	—	—	—	(4,893,049)
Totals	$17,324,643	$(2,795,294)	$211,735	$—	$19,908,202
Impact Equity
Futures	$(157,678)	$—	$—	$—	$(157,678)
Equity Index
Futures	$(4,679,463)	$—	$—	$—	$(4,679,463)
Value Equity Index
Futures	$(255,334)	$—	$—	$—	$(255,334)
Value Equity
Forwards	$1,015,491	$—	$1,015,491	$—	$—
Futures	(1,154,681)	—	—	—	(1,154,681)
Totals	$(139,190)	$—	$1,015,491	$—	$(1,154,681)
Growth Equity Index
Futures	$(286,334)	$—	$—	$—	$(286,334)
Growth Equity
Futures	$(772,626)	$—	$—	$—	$(772,626)
Small Cap Equity
Forwards	$20,626	$—	$20,626	$—	$—
Futures	(538,397)	—	—	—	(538,397)
Totals	$(517,771)	$—	$20,626	$—	$(538,397)
International Equity Index
Futures	$(2,133,744)	$—	$—	$—	$(2,133,744)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 12/31/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$(802,049)	$—	$(802,049)	$—	$—
Futures	(2,255,616)	—	—	—	(2,255,616)
Swaps	1,669,765	—	—	—	1,669,765
Totals	$(1,387,900)	$—	$(802,049)	$—	$(585,851)
Emerging Markets Equity
Forwards	$(836,323)	$—	$(836,323)	$—	$—
Futures	(2,323,037)	—	—	—	(2,323,037)
Swaps	(1,061,867)	—	—	—	(1,061,867)
Totals	$(4,221,227)	$—	$(836,323)	$—	$(3,384,904)
Global Real Estate Securities
Futures	$(26,156)	$—	$—	$—	$(26,156)
Strategic Alternatives
Forwards	$107,034	$—	$107,034	$—	$—
Futures	2,526,493	1,465,568	1,060,925	—	—
Purchased Options	(648,597)	(648,597)	—	—	—
Swaps	1,219,732	(1,440,694)	—	—	2,660,426
Written Options	874,680	874,680	—	—	—
Totals	$4,079,342	$250,957	$1,167,959	$—	$2,660,426

Volume of Derivative Transactions
The tables below summarize the average daily notional derivative transactions by Fund during the year ended December 31, 2024.
Activity for the period is measured by the number of transactions during the fiscal year and the average daily notional amount for open forward foreign currency contract transactions were as follows:
Fund	Number of transactions	Average notional market value of contracts
Low-Duration Bond	200	$1,896,204
Medium-Duration Bond	1,765	1,241,512
Global Bond	3,033	3,279,081
Defensive Market Strategies®	39	351,325
Value Equity	175	938,152
Small Cap Equity	60	78,350
International Equity Index	1	4,040,473
International Equity	2,299	1,330,297
Emerging Markets Equity	5,097	657,682
Global Real Estate Securities	9	182,303
Strategic Alternatives	1,331	314,025
Activity for the period is measured by the average daily notional amount for long and short open future contracts. The amounts were as follows:
Fund	Long average notional market value of contracts	Short average notional market value of contracts
MyDestination 2035	$5,966,240	$ —
MyDestination 2045	3,337,773	—
MyDestination 2055	2,506,580	—
Conservative Allocation	2,176,081	—
Balanced Allocation	505,211	—
Growth Allocation	754,502	—
Aggressive Allocation	1,190,852	—
Low-Duration Bond	9,703,773	2,468,459
Medium-Duration Bond	6,183,821	5,362,751
Global Bond	2,157,699	2,458,779
Impact Bond	208,549	—
Defensive Market Strategies®	16,503,797	—
Impact Equity	274,807	—
Equity Index	12,749,994	—
Value Equity Index	836,106	1,960,181
Value Equity	9,221,562	—
Growth Equity Index	804,898	—
Growth Equity	4,946,424	—
Small Cap Equity	5,779,612	—
International Equity Index	4,967,991	—
International Equity	2,340,309	2,021,041
Emerging Markets Equity	2,251,917	811,906
Global Real Estate Securities	1,078,085	—
Strategic Alternatives	3,039,423	1,734,921

Activity for the period is measured by the number of transactions during the fiscal year and the average daily premiums paid and received on open options transactions. The amounts were as follows:
Fund	Number of transactions	Average premiums paid and received
Low-Duration Bond	11	$41,815
Medium-Duration Bond	696	14,956
Global Bond	10	919
Defensive Market Strategies®	447	318,747
Strategic Alternatives	22	44,048
Activity for the period is measured by the average daily notional amount for buy and sell protection on credit default swap transactions. The amounts were as follows:
Fund	Buy protection average notional market value	Sell protection average notional market value
Low-Duration Bond	$3,313,333	$6,650,000
Medium-Duration Bond	2,153,347	5,466,011
Global Bond	13,658,216	986,309
Impact Bond	—	343,636
Activity for the period is measured by the average daily notional amount for interest rate swaps based on the payment or receipt of the fixed rate. The amounts were as follows:
Fund	Paid fixed rate average notional market value	Received fixed rate average notional market value
Low-Duration Bond	$4,202,285	$3,271,178
Medium-Duration Bond	6,143,593	9,638,007
Global Bond	—	4,757,078
Strategic Alternatives	4,621,145	6,688,742
Activity for the period is measured by the average daily notional amount for total return swaps. The amounts were as follows:
Fund	Average notional market value of transactions
Medium-Duration Bond	$419,446
International Equity	482,971
Emerging Markets Equity	716,313
Strategic Alternatives	36,201
j. Dividends and Distributions to Shareholders
The Fixed Income Funds declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. The Defensive Market Strategies® Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Value Equity Index Fund and Growth Equity Index Fund declare and pay dividends from net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Target Risk Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Dividends and distributions to shareholders are recorded on the ex-dividend date.
k. Expenses
Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent and shareholder servicing fees.
l. Security Transactions, Income and Realized Gains and Losses
Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount using the effective interest method. Realized gains and losses from security transactions are on an identified cost basis.
3. FEES AND OTHER TRANSACTIONS
a. Investment Advisory Fees (Affiliate)
Pursuant to a separate investment advisory agreement, GuideStone Capital Management, LLC ("GSCM") acts as the Adviser to the Funds. As the Adviser, it provides an investment program for the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the asset allocation and general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds. GSCM and the Trust have entered into sub-advisory agreements with Parametric Portfolio Associates LLC ("Parametric") with respect to the overlay program of each Fund (except the Money Market Fund) and the completion portfolio program of each Fund (except the Money Market Fund, Global Real Estate Securities Fund, Equity Index Fund, International Equity Index Fund, Value Equity Index Fund and Growth Equity Index Fund). When such services are utilized, Parametric receives a fee from the respective Funds. The aggregate advisory fees and sub-adviser fees are included in the Statements of Assets and Liabilities and Statements of Operations under “Investment advisory fees”.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the year ended December 31, 2024, based upon average daily net assets, were as follows:
Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2015	0.10%	0.01%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Money Market	0.07%	0.04%
Low-Duration Bond	0.11%	0.18%
Medium-Duration Bond	0.13%	0.20%
Global Bond	0.25%	0.22%
Impact Bond	0.15%	0.23%
Defensive Market Strategies®	0.33%	0.26%
Impact Equity	0.33%	0.30%
Equity Index	0.08%	0.01%
Value Equity Index	0.08%	0.02%
Value Equity	0.33%	0.27%
Growth Equity Index	0.08%	0.02%
Growth Equity	0.33%	0.28%
Small Cap Equity	0.33%	0.54%
International Equity Index	0.10%	0.01%
International Equity	0.33%	0.43%
Emerging Markets Equity	0.33%	0.51%
Global Real Estate Securities	0.30%	0.38%
Strategic Alternatives	0.40%	0.51%
b. Shareholder Servicing Fees (Affiliate)
The Board of Directors has adopted a Shareholder Service Plan for each Fund with an Investor Class. Under this Plan, the Investor Class is authorized to pay fees of 0.25% of average daily net assets to parties that provide services for and maintain shareholder accounts.
c. Expense Limitation (Affiliate)
The Impact Bond Fund, Strategic Alternatives Fund, Emerging Markets Equity Fund, Impact Equity Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund entered into expense cap agreements with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund without regard to any expense reductions realized through use of directed brokerage, (and excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, expenses on securities sold short, and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2025.
The Target Date Funds have entered into an expense cap agreement with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund (excluding extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2025.

The Expense Caps were as follows:
	For the Period January 1, 2024 to April 30, 2024		For the Period May 1, 2024 to December 31, 2024
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015	0.45%	0.75%	0.45%	0.75%
MyDestination 2025	0.45%	0.75%	0.45%	0.75%
MyDestination 2035	0.45%	0.75%	0.45%	0.75%
MyDestination 2045	0.45%	0.75%	0.45%	0.75%
MyDestination 2055	0.45%	0.75%	0.45%	0.75%
Impact Bond	0.50%	0.79%	0.50%	0.79%
Impact Equity	N/A	1.21%	N/A	1.21%
Value Equity Index	0.20%	0.47%	0.25%	0.50%
Growth Equity Index	0.20%	0.47%	0.25%	0.50%
International Equity Index	0.22%	0.50%	N/A	0.50%
Emerging Markets Equity	N/A	N/A	1.06%	1.31%
Strategic Alternatives	1.12%	1.44%	1.27%	1.52%

Each Fund in turn agreed to repay GSCM for any operating expenses in excess of the expense limitation reimbursed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation in place on the date in which (1) GSCM reimbursed operating expenses, or (2) during the year in which the reimbursement would be made, whichever is lower, and provided further that no amount will be reimbursed by the respective class of that Fund more than three years after the year in which it was reimbursed.
For those Funds that had operating expenses in excess of the expense limitation paid, waived or assumed by GSCM during the limitation period, the amounts subject to possible future reimbursement under the expense limitation agreement and the expiration schedule at December 31, 2024, are as follows:
	Institutional Class			Investor Class
Fund	2025	2026	2027	2025	2026	2027
MyDestination 2015	$70,345	$111,279	$164,177	$161,238	$76,282	$60,780
MyDestination 2025	103,517	263,265	356,660	228,539	117,390	52,352
MyDestination 2035	—	202,386	268,190	—	—	—
MyDestination 2045	—	—	—	—	—	—
MyDestination 2055	—	38,729	17,373	—	—	—
Impact Bond	N/A	185,566	127,124	N/A	72,470	61,423
Impact Equity	N/A	N/A	N/A	N/A	35,007	33,395
Value Equity Index	104,729	80,475	24,283	30,924	34,440	41,774
Growth Equity Index	74,558	70,819	10,131	30,987	37,860	25,353
International Equity Index	N/A	N/A	N/A	28,216	23,846	35,769
Strategic Alternatives	589,090	493,819	116,865	121,475	106,325	58,774
Emerging Markets	N/A	N/A	190,955	N/A	N/A	85,452
The shareholder servicing agent, the Adviser, and/or the sub-adviser may voluntarily waive fees and/or reimburse expenses to the extent necessary to assist the Money Market Fund in attempting to maintain a yield of at least 0.00%.  Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser.  There is no guarantee that the Money Market Fund will maintain a positive yield. These previously waived fees are not subject to recoupment.

d. Brokerage Service Arrangements
Subject to best execution, the Adviser directs the sub-advisers to place a certain percentage of security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds. These payments can be found on the Statements of Operations under the heading “Fees Paid Indirectly.”
Fund	Expenses Paid Through Brokerage Service Agreements
Defensive Market Strategies®	$105
Value Equity	4,189
Growth Equity	9,044
Small Cap Equity	74,659
Emerging Markets Equity	91
Global Real Estate Securities	17,286
e. Administrator, Transfer Agent and Distributor
The Northern Trust Company (“Northern Trust”) provides administrative and accounting services to the Funds. For its services as Administrator, Northern Trust is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0028% and 0.0174% of average daily net assets. For its services as Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.
Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.
f. Investments in Affiliates
The Target Date and Target Risk Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Target Date and Target Risk Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At December 31, 2024, the Target Date and Target Risk Funds were the owners of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:
Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund
Money Market	0.65%	1.37%	1.33%	1.07%	0.43%
Low-Duration Bond	7.33	8.18	—	—	—
Medium-Duration Bond	8.08	21.27	15.34	5.36	1.19
Global Bond	5.96	16.10	16.69	5.84	1.30
Defensive Market Strategies®	4.96	16.95	13.70	5.63	2.77
Equity Index	2.78	9.51	14.62	16.43	9.00
Small Cap Equity	1.78	6.11	9.46	10.74	5.92
International Equity Index	4.71	16.35	25.48	29.00	15.91
Emerging Markets Equity	1.92	6.73	10.47	11.91	6.52
Global Real Estate Securities	2.09	7.25	9.79	10.00	5.46
Strategic Alternatives	2.58	7.16	7.17	—	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Money Market	0.31%	0.94%	0.81%	0.82%
Low-Duration Bond	19.41	5.38	1.92	—
Medium-Duration Bond	1.75	13.16	4.70	—
Global Bond	1.89	15.80	5.70	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Impact Bond	18.56%	23.11%	19.67%	— %
Defensive Market Strategies®	2.03	8.78	3.31	—
Impact Equity	6.29	26.04	22.18	37.10
Value Equity Index	2.92	17.37	26.35	37.40
Value Equity	1.55	9.19	13.93	19.75
Growth Equity Index	1.86	10.99	16.62	23.57
Growth Equity	0.91	5.41	8.18	11.59
Small Cap Equity	0.47	2.94	4.48	6.28
International Equity	1.76	10.52	16.43	23.34
Emerging Markets Equity	1.20	7.27	11.31	16.09
Global Real Estate Securities	1.71	9.31	11.69	—
Strategic Alternatives	7.53	18.79	9.96	—
A summary of the Funds' total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the year ended December 31, 2024, is as follows (amounts in thousands):
	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/24	Dividend Income	Distributions of Realized Gains
MyDestination 2015
Money Market	$9,213	$134,662	$131,243	$—	$—	$12,632	$461	$—*
Low-Duration Bond	71,254	20,965	23,654	(816)	1,031	68,780	2,979	—
Medium-Duration Bond	210,980	65,713	45,126	(7,085)	753	225,235	10,398	—
Global Bond	36,693	8,929	6,519	(1,111)	165	38,157	1,185	—
Defensive Market Strategies®	72,738	18,962	18,000	596	827	75,123	2,461	4,768
Equity Index	126,113	40,305	63,688	18,176	7,160	128,066	1,636	3,297
International Equity Index	48,618	27,338	18,148	1,918	(1,199)	58,527	1,694	—
Small Cap Equity	11,562	12,977	9,860	152	413	15,244	68	818
Emerging Markets Equity	20,897	7,542	15,348	(1,809)	3,166	14,448	238	—
Global Real Estate Securities	3,475	3,656	1,112	(62)	(20)	5,937	108	—
Strategic Alternatives	6,588	2,464	2,121	(125)	65	6,871	258	309
	$618,131	$343,513	$334,819	$9,834	$12,361	$649,020	$21,486	$9,192
MyDestination 2025
Money Market	$29,379	$217,398	$220,361	$—	$—	$26,416	$1,064	$1
Low-Duration Bond	80,810	28,490	32,741	265	(88)	76,736	3,088	—
Medium-Duration Bond	528,847	172,804	92,009	(14,357)	(2,348)	592,937	26,462	—
Global Bond	96,794	24,648	15,806	(2,732)	138	103,042	3,137	—
Defensive Market Strategies®	230,793	51,341	28,966	695	2,771	256,634	8,089	16,146
Equity Index	422,816	95,828	164,387	70,957	12,351	437,565	5,481	11,239
International Equity Index	166,673	79,388	45,046	5,920	(3,808)	203,127	5,875	—
Small Cap Equity	41,911	31,344	22,892	281	1,822	52,466	236	2,743
Emerging Markets Equity	71,530	18,316	43,743	(5,986)	10,400	50,517	832	—
Global Real Estate Securities	13,175	10,435	2,854	(179)	(31)	20,546	408	—
Strategic Alternatives	17,527	5,777	4,000	(183)	(34)	19,087	713	854
	$1,700,255	$735,769	$672,805	$54,681	$21,173	$1,839,073	$55,385	$30,983

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/24	Dividend Income	Distributions of Realized Gains
MyDestination 2035
Money Market	$33,385	$179,133	$186,787	$—	$—	$25,731	$1,053	$1
Medium-Duration Bond	340,589	145,856	47,081	(8,059)	(3,529)	427,776	17,947	—
Global Bond	85,515	35,506	11,626	(1,716)	(873)	106,806	3,082	—
Defensive Market Strategies®	162,544	56,431	12,711	115	1,052	207,431	6,253	12,944
Equity Index	589,345	118,361	153,987	64,105	54,530	672,354	8,180	17,082
International Equity Index	238,004	117,133	40,885	4,326	(2,150)	316,428	9,155	—
Small Cap Equity	62,843	39,919	25,013	1,951	1,518	81,218	368	4,234
Emerging Markets Equity	103,042	22,197	52,783	(7,406)	13,521	78,571	1,297	—
Global Real Estate Securities	18,133	11,945	2,087	(31)	(209)	27,751	576	—
Strategic Alternatives	12,694	9,830	3,009	(174)	(236)	19,105	714	854
	$1,646,094	$736,311	$535,969	$53,111	$63,624	$1,963,171	$48,625	$35,115
MyDestination 2045
Money Market	$24,946	$116,651	$121,002	$—	$—	$20,595	$982	$1
Medium-Duration Bond	115,486	60,035	21,890	(5,423)	1,268	149,476	6,185	—
Global Bond	29,004	14,113	4,833	(658)	(257)	37,369	1,059	—
Defensive Market Strategies®	69,060	22,273	6,692	(592)	1,168	85,217	2,594	5,316
Equity Index	622,471	111,640	106,114	45,061	82,885	755,943	9,100	19,236
International Equity Index	254,643	131,376	27,413	2,536	(990)	360,152	10,463	—
Small Cap Equity	69,496	41,896	23,098	4,163	(240)	92,217	415	4,803
Emerging Markets Equity	110,142	27,122	54,557	(7,225)	13,920	89,402	1,481	—
Global Real Estate Securities	18,642	12,103	2,204	(53)	(134)	28,354	604	—
	$1,313,890	$537,209	$367,803	$37,809	$97,620	$1,618,725	$32,883	$29,356
MyDestination 2055
Money Market	$12,206	$86,964	$90,764	$—	$—	$8,406	$398	$—*
Medium-Duration Bond	23,743	18,531	8,108	(1,597)	624	33,193	1,338	—
Global Bond	5,795	4,777	2,076	(312)	107	8,291	229	—
Defensive Market Strategies®	31,336	13,347	2,849	(191)	299	41,942	1,248	2,610
Equity Index	310,033	76,556	38,157	16,122	49,401	413,955	4,864	10,432
International Equity Index	126,506	81,969	10,868	1,761	(1,710)	197,658	5,706	—
Small Cap Equity	34,574	25,460	11,219	(923)	2,905	50,797	227	2,595
Emerging Markets Equity	55,355	20,021	29,735	(4,929)	8,232	48,944	807	—
Global Real Estate Securities	9,388	7,325	1,143	117	(215)	15,472	318	—
	$608,936	$334,950	$194,919	$10,048	$59,643	$818,658	$15,135	$15,637

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/24	Dividend Income	Distributions of Realized Gains
Conservative Allocation
Money Market	$6,716	$49,850	$50,480	$—	$—	$6,086	$256	$—*
Low-Duration Bond	185,562	23,449	27,586	(1,115)	1,797	182,107	7,983	—
Medium-Duration Bond	52,728	7,728	10,258	(57)	(1,281)	48,860	2,361	—
Global Bond	12,518	1,607	1,704	(262)	(38)	12,121	380	—
Defensive Market Strategies®	31,612	7,712	9,351	269	515	30,757	1,015	1,890
Impact Bond	16,619	2,147	2,248	(55)	(464)	15,999	761	—
Impact Equity	7,520	1,913	2,568	470	(154)	7,181	18	460
Value Equity Index	6,378	2,318	3,720	551	(26)	5,501	109	239
Value Equity	18,845	10,083	13,518	1,209	(76)	16,543	268	1,464
Growth Equity Index	6,325	3,079	5,445	1,687	(156)	5,490	26	229
Growth Equity	18,680	12,219	17,462	3,853	(839)	16,451	—	1,995
Small Cap Equity	2,387	5,038	3,404	341	(337)	4,025	19	216
International Equity	22,565	8,383	9,181	2,148	(2,592)	21,323	369	1,380
Emerging Markets Equity	9,889	4,586	6,036	(471)	1,063	9,031	149	—
Global Real Estate Securities	3,725	2,119	975	(80)	45	4,834	104	—
Strategic Alternatives	20,878	3,896	4,590	(230)	105	20,059	746	893
	$422,947	$146,127	$168,526	$8,258	$(2,438)	$406,368	$14,564	$8,766
Balanced Allocation
Money Market	$29,253	$90,067	$101,138	$—	$—	$18,182	$923	$1
Low-Duration Bond	43,140	18,238	10,961	(628)	738	50,527	2,058	—
Medium-Duration Bond	358,151	79,350	60,854	(9,084)	(792)	366,771	17,236	—
Global Bond	99,425	29,255	24,803	(4,082)	1,323	101,118	3,003	—
Defensive Market Strategies®	128,387	20,897	18,725	841	1,518	132,918	4,309	8,448
Impact Bond	19,444	3,372	2,249	(59)	(580)	19,928	926	—
Impact Equity	29,211	9,225	9,760	1,781	(734)	29,723	76	1,927
Value Equity Index	33,967	7,267	11,229	1,689	1,010	32,704	626	1,433
Value Equity	98,636	34,614	40,366	7,698	(2,385)	98,197	1,538	8,732
Growth Equity Index	33,715	10,099	19,890	6,582	1,892	32,398	145	1,361
Growth Equity	98,299	49,001	65,828	1,792	14,077	97,341	—	11,896
Small Cap Equity	19,164	16,153	10,802	2,020	(1,307)	25,228	116	1,337
International Equity	127,385	31,180	28,789	3,321	(5,573)	127,524	2,209	8,250
Emerging Markets Equity	56,871	14,976	20,814	(440)	3,991	54,584	899	—
Global Real Estate Securities	21,804	7,960	3,296	(23)	(50)	26,395	629	—
Strategic Alternatives	47,340	16,467	13,277	(838)	376	50,068	1,881	2,252
	$1,244,192	$438,121	$442,781	$10,570	$13,504	$1,263,606	$36,574	$45,637

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/24	Dividend Income	Distributions of Realized Gains
Growth Allocation
Money Market	$22,027	$85,135	$91,429	$—	$—	$15,733	$798	$—*
Low-Duration Bond	11,755	12,818	6,500	51	(60)	18,064	637	—
Medium-Duration Bond	124,229	43,063	32,963	(6,999)	3,625	130,955	6,315	—
Global Bond	35,250	20,512	18,076	(2,474)	1,285	36,497	965	—
Defensive Market Strategies®	46,636	9,266	6,575	(510)	1,275	50,092	1,601	3,173
Impact Bond	15,968	4,811	3,278	(88)	(451)	16,962	776	—
Impact Equity	24,007	5,545	5,024	898	(110)	25,316	65	1,629
Value Equity Index	48,645	10,424	13,279	2,060	1,741	49,591	937	2,176
Value Equity	142,736	47,151	48,143	3,263	3,885	148,892	2,310	13,390
Growth Equity Index	48,452	13,155	25,058	8,401	4,049	48,999	216	2,072
Growth Equity	142,392	57,898	75,831	(4,620)	27,310	147,149	—	18,177
Small Cap Equity	33,994	17,461	14,580	3,402	(1,865)	38,412	176	2,032
International Equity	190,109	42,662	29,832	2,965	(6,733)	199,171	3,436	12,804
Emerging Markets Equity	83,552	20,373	24,448	2,140	3,325	84,942	1,410	—
Global Real Estate Securities	27,918	9,793	4,578	(127)	117	33,123	821	—
Strategic Alternatives	24,676	9,836	7,698	(538)	259	26,535	1,000	1,198
	$1,022,346	$409,903	$407,292	$7,824	$37,652	$1,070,433	$21,463	$56,651
Aggressive Allocation
Money Market	$21,349	$69,237	$74,655	$—	$—	$15,931	$795	$1
Impact Equity	38,360	8,668	5,816	1,030	106	42,348	109	2,728
Value Equity Index	64,483	15,704	14,749	2,303	2,664	70,405	1,310	3,071
Value Equity	190,403	73,709	62,064	4,953	4,074	211,075	3,226	18,933
Growth Equity Index	64,240	16,842	28,533	9,529	7,381	69,459	301	2,923
Growth Equity	189,857	76,399	87,800	(7,582)	37,630	208,504	—	25,672
Small Cap Equity	47,363	22,350	18,164	4,292	(1,924)	53,917	250	2,876
International Equity	253,849	67,121	31,518	(509)	(5,996)	282,947	4,921	18,280
Emerging Markets Equity	110,801	31,230	28,659	1,684	5,739	120,795	2,008	—
	$980,705	$381,260	$351,958	$15,700	$49,674	$1,075,381	$12,920	$74,484
Low-Duration Bond
Money Market	$34,161	$500,624	$503,063	$—	$—	$31,722	$1,390	$1
Medium-Duration Bond
Money Market	$34,319	$1,485,156	$1,298,587	$—	$—	$220,888	$3,701	$3
Global Bond
Money Market	$25,785	$448,156	$448,568	$—	$—	$25,373	$764	$—*
Impact Bond
Money Market	$4,580	$48,346	$49,503	$—	$—	$3,423	$258	$—*
Defensive Market Strategies®
Money Market	$44,821	$560,238	$507,869	$—	$—	$97,190	$2,101	$3

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 12/31/24	Dividend Income	Distributions of Realized Gains
Impact Equity
Money Market	$3,621	$58,819	$55,431	$—	$—	$7,009	$228	$—*
Equity Index
Money Market	$87,684	$993,607	$1,008,951	$—	$—	$72,340	$3,012	$2
Value Equity Index
Money Market	$5,631	$82,757	$84,781	$—	$—	$3,607	$161	$—*
Value Equity
Money Market	$33,436	$757,074	$746,863	$—	$—	$43,647	$1,870	$1
Growth Equity Index
Money Market	$5,759	$146,160	$144,507	$—	$—	$7,412	$209	$—*
Growth Equity
Money Market	$35,192	$563,487	$540,401	$—	$—	$58,278	$2,681	$2
Small Cap Equity
Money Market	$16,612	$602,874	$574,307	$—	$—	$45,179	$1,581	$1
International Equity Index
Money Market	$11,554	$679,354	$627,902	$—	$—	$63,006	$2,592	$2
International Equity
Money Market	$44,497	$508,528	$501,325	$—	$—	$51,700	$1,932	$1
Emerging Markets Equity
Money Market	$20,485	$446,320	$444,029	$—	$—	$22,776	$946	$1
Global Real Estate Securities
Money Market	$3,217	$126,232	$121,224	$—	$—	$8,225	$212	$—*
Strategic Alternatives
Money Market	$8,338	$343,083	$263,070	$—	$—	$88,351	$899	$3
*Amount rounds to less than $1,000.
4. SECURITIES LENDING
Pursuant to a Securities Lending Authorization Agreement with Northern Trust, the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of Northern Trust, which invests 99.5% or more of its total assets in U.S. government securities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, and as such, this amount is not presented on the Funds’ Schedules of Investments.
The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
At December 31, 2024, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Low-Duration Bond	$15,307,952	$10,563,270	$5,316,541	$15,879,811
Medium-Duration Bond	59,270,049	23,856,161	37,485,365	61,341,526
Global Bond	18,476,360	7,306,574	12,060,129	19,366,703
Defensive Market Strategies®	6,675,405	2,063,105	4,770,047	6,833,152
Impact Equity	514,225	521,949	22,242	544,191
Equity Index	82,597,942	81,967,284	2,407,921	84,375,205
Value Equity Index	781,486	184,769	631,344	816,113
Value Equity	794,133	455,065	383,446	838,511
Growth Equity Index	4,345,036	4,437,207	49,828	4,487,035
Growth Equity	28,609,442	26,302,954	3,015,049	29,318,003
Small Cap Equity	72,777,485	60,977,568	13,511,512	74,489,080
International Equity Index	28,645,360	4,892,135	25,431,482	30,323,617
International Equity	19,531,935	847,383	19,856,372	20,703,755
Emerging Markets Equity	6,191,290	1,248,692	5,196,599	6,445,291
Global Real Estate Securities	18,135,292	12,410,424	6,126,453	18,536,877
*As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan in certain Funds resulting in a net exposure to the Funds of $0. Refer to the Fund's Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2024, are disclosed as “Collateral held for securities on loan, at value” on the Statements of Assets and Liabilities, where applicable.

5. INVESTMENT TRANSACTIONS
For the year ended December 31, 2024, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:
	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2015	$208,852,341	$203,577,486	$19,313,818	$16,850,386
MyDestination 2025	518,370,687	452,443,978	37,111,616	21,907,639
MyDestination 2035	557,178,384	349,181,154	—	—
MyDestination 2045	420,558,304	246,800,996	—	—
MyDestination 2055	247,755,279	104,155,326	—	—
Conservative Allocation	96,279,771	118,047,568	—	—
Balanced Allocation	348,052,373	341,640,983	—	—
Growth Allocation	324,769,697	315,864,958	—	—
Aggressive Allocation	312,021,794	277,302,041	—	—
Low-Duration Bond	362,088,593	369,928,011	967,940,951	924,268,708
Medium-Duration Bond	1,238,439,236	747,748,463	13,452,518,740	13,310,874,148
Global Bond	192,759,484	148,034,550	205,160,956	166,816,192
Impact Bond	16,010,305	16,762,357	110,031,336	101,522,321
Defensive Market Strategies®	716,591,697	813,936,041	102,326,684	307,900,000
Impact Equity	31,717,068	39,755,155	—	—
Equity Index	184,371,556	173,427,331	—	—
Value Equity Index	56,773,579	62,164,025	—	—
Value Equity	628,019,758	686,061,388	—	—
Growth Equity Index	90,440,346	74,269,124	—	—
Growth Equity	500,056,675	700,797,597	—	—
Small Cap Equity	514,497,774	491,180,250	—	—
International Equity Index	379,503,641	125,673,672	—	—
International Equity	692,890,655	649,986,612	—	—
Emerging Markets Equity	463,804,841	564,701,869	—	—
Global Real Estate Securities	428,676,662	382,144,843	—	—
Strategic Alternatives	59,150,130	59,239,495	514,617,077	512,438,929
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015
Shares sold	8,017,914	2,747,710	3,389,923	2,717,622
Shares reinvested	1,849,518	2,477,870	1,000,603	1,635,222
Shares redeemed	(5,178,980)	(7,609,141)	(4,073,551)	(6,530,924)
Net increase (decrease)	4,688,452	(2,383,561)	316,975	(2,178,080)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2025
Shares sold	10,365,520	11,350,643	9,306,610	6,345,956
Shares reinvested	5,462,876	7,909,981	2,298,357	3,395,002
Shares redeemed	(8,014,224)	(14,219,908)	(9,745,415)	(11,657,261)
Net increase (decrease)	7,814,172	5,040,716	1,859,552	(1,916,303)
MyDestination 2035
Shares sold	10,303,446	12,539,948	9,942,740	8,888,153
Shares reinvested	5,268,433	6,581,458	2,577,916	3,253,158
Shares redeemed	(4,067,780)	(7,934,811)	(6,743,730)	(7,223,990)
Net increase (decrease)	11,504,099	11,186,595	5,776,926	4,917,321
MyDestination 2045
Shares sold	8,301,517	8,948,853	8,975,002	7,810,903
Shares reinvested	3,444,585	4,206,825	1,794,897	2,259,847
Shares redeemed	(2,373,708)	(5,247,153)	(5,253,067)	(4,750,061)
Net increase (decrease)	9,372,394	7,908,525	5,516,832	5,320,689
MyDestination 2055
Shares sold	4,365,502	4,937,374	5,036,438	4,333,172
Shares reinvested	940,750	1,090,981	522,144	624,039
Shares redeemed	(789,001)	(1,884,970)	(2,188,644)	(1,944,689)
Net increase (decrease)	4,517,251	4,143,385	3,369,938	3,012,522
Conservative Allocation
Shares sold	1,079,466	1,542,709	2,053,812	1,268,739
Shares reinvested	475,538	1,217,020	394,942	1,049,660
Shares redeemed	(1,767,949)	(4,790,703)	(1,807,738)	(5,845,696)
Net increase (decrease)	(212,945)	(2,030,974)	641,016	(3,527,297)
Balanced Allocation
Shares sold	2,358,929	3,165,004	3,887,087	2,400,329
Shares reinvested	1,224,109	3,435,789	1,131,806	3,372,994
Shares redeemed	(2,949,112)	(9,611,285)	(6,183,376)	(10,953,614)
Net increase (decrease)	633,926	(3,010,492)	(1,164,483)	(5,180,291)
Growth Allocation
Shares sold	2,131,427	2,363,589	3,825,967	1,906,544
Shares reinvested	817,646	2,050,453	795,247	2,130,739
Shares redeemed	(2,670,753)	(7,665,201)	(4,808,899)	(7,579,273)
Net increase (decrease)	278,320	(3,251,159)	(187,685)	(3,541,990)
Aggressive Allocation
Shares sold	1,627,282	2,152,788	2,767,422	1,720,306
Shares reinvested	719,675	1,998,678	756,663	2,220,518
Shares redeemed	(2,010,507)	(6,292,614)	(4,244,561)	(6,774,780)
Net increase (decrease)	336,450	(2,141,148)	(720,476)	(2,833,956)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Money Market
Shares sold	7,562,465,366	187,920,064	6,084,020,618	211,736,909
Shares reinvested	21,124,590	28,178,827	18,382,350	24,945,983
Shares redeemed	(7,218,884,917)	(207,374,898)	(6,174,935,622)	(172,212,164)
Net increase (decrease)	364,705,039	8,723,993	(72,532,654)	64,470,728
Low-Duration Bond
Shares sold	12,468,608	3,467,500	27,539,206	4,690,694
Shares reinvested	2,328,268	649,096	2,448,259	502,360
Shares redeemed	(10,784,475)	(2,899,613)	(39,430,479)	(6,153,764)
Net increase (decrease)	4,012,401	1,216,983	(9,443,014)	(960,710)
Medium-Duration Bond
Shares sold	48,192,913	7,716,604	50,783,206	9,598,326
Shares reinvested	8,196,898	1,382,218	4,974,556	957,473
Shares redeemed	(28,952,102)	(5,070,412)	(28,046,946)	(7,186,292)
Net increase (decrease)	27,437,709	4,028,410	27,710,816	3,369,507
Global Bond
Shares sold	18,103,991	2,979,674	8,826,703	3,580,271
Shares reinvested	1,795,252	345,945	748,846	138,729
Shares redeemed	(10,988,381)	(3,288,957)	(8,131,410)	(2,779,417)
Net increase (decrease)	8,910,862	36,662	1,444,139	939,583
Impact Bond[1]
Shares sold	1,185,104	301,218	7,877,393	1,834,127
Shares reinvested	321,790	80,251	233,283	50,835
Shares redeemed	(923,876)	(241,419)	(1,542,957)	(147,841)
Net increase (decrease)	583,018	140,050	6,567,719	1,737,121
Defensive Market Strategies®
Shares sold	12,495,737	3,922,649	10,610,907	4,425,416
Shares reinvested	8,727,130	2,874,271	2,012,636	665,238
Shares redeemed	(12,599,133)	(6,177,646)	(10,730,606)	(6,436,954)
Net increase (decrease)	8,623,734	619,274	1,892,937	(1,346,300)
Impact Equity[1]
Shares sold	1,545,909	438,039	10,037,257	1,520,359
Shares reinvested	577,500	46,922	82,019	4,403
Shares redeemed	(1,906,279)	(501,282)	(1,195,038)	(723,416)
Net increase (decrease)	217,130	(16,321)	8,924,238	801,346
Equity Index
Shares sold	9,553,794	3,318,377	7,932,287	2,957,549
Shares reinvested	2,109,318	696,276	2,233,519	713,756
Shares redeemed	(11,734,361)	(2,621,795)	(7,790,100)	(3,386,917)
Net increase (decrease)	(71,249)	1,392,858	2,375,706	284,388

	Year Ended 12/31/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Value Equity Index
Shares sold	2,720,966	1,238,363	2,340,356	982,538
Shares reinvested	872,205	90,245	614,511	41,392
Shares redeemed	(4,063,243)	(867,403)	(1,947,318)	(723,430)
Net increase (decrease)	(470,072)	461,205	1,007,549	300,500
Value Equity
Shares sold	7,669,754	2,977,033	4,657,452	2,116,571
Shares reinvested	3,609,049	2,072,799	1,635,269	933,762
Shares redeemed	(9,674,610)	(4,385,238)	(4,768,842)	(6,159,433)
Net increase (decrease)	1,604,193	664,594	1,523,879	(3,109,100)
Growth Equity Index
Shares sold	3,911,088	4,127,856	2,113,555	3,614,020
Shares reinvested	510,959	256,558	177,057	40,473
Shares redeemed	(5,640,375)	(1,461,729)	(4,017,751)	(768,903)
Net increase (decrease)	(1,218,328)	2,922,685	(1,727,139)	2,885,590
Growth Equity
Shares sold	6,785,619	3,514,782	4,574,112	4,135,483
Shares reinvested	3,736,831	4,046,940	1,555,696	1,598,123
Shares redeemed	(10,715,947)	(5,989,102)	(9,004,338)	(6,148,763)
Net increase (decrease)	(193,497)	1,572,620	(2,874,530)	(415,157)
Small Cap Equity
Shares sold	12,185,325	2,770,805	5,889,445	2,505,729
Shares reinvested	1,669,169	882,705	770,923	409,974
Shares redeemed	(9,561,648)	(3,489,800)	(7,469,008)	(3,575,314)
Net increase (decrease)	4,292,846	163,710	(808,640)	(659,611)
International Equity Index
Shares sold	36,112,761	956,442	10,580,424	1,112,565
Shares reinvested	2,990,221	51,763	2,471,054	38,710
Shares redeemed	(13,209,274)	(374,684)	(12,645,127)	(572,707)
Net increase (decrease)	25,893,708	633,521	406,351	578,568
International Equity
Shares sold	9,207,299	4,791,049	5,486,691	3,437,492
Shares reinvested	4,669,949	2,083,668	2,222,136	894,464
Shares redeemed	(9,732,281)	(3,585,428)	(10,898,864)	(3,810,328)
Net increase (decrease)	4,144,967	3,289,289	(3,190,037)	521,628
Emerging Markets Equity
Shares sold	19,025,188	2,733,188	11,383,885	2,983,801
Shares reinvested	1,069,058	163,355	1,689,219	228,488
Shares redeemed	(30,397,206)	(2,777,810)	(10,681,454)	(2,653,308)
Net increase (decrease)	(10,302,960)	118,733	2,391,650	558,981

	Year Ended 12/31/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Global Real Estate Securities
Shares sold	7,653,833	1,184,597	3,254,877	1,300,312
Shares reinvested	548,955	214,662	693,357	285,332
Shares redeemed	(2,755,286)	(1,794,887)	(6,117,472)	(2,279,935)
Net increase (decrease)	5,447,502	(395,628)	(2,169,238)	(694,291)
Strategic Alternatives
Shares sold	5,427,690	937,254	3,929,499	1,322,629
Shares reinvested	1,957,195	355,331	2,520,257	508,745
Shares redeemed	(5,124,114)	(1,204,518)	(8,198,107)	(2,538,352)
Net increase (decrease)	2,260,771	88,067	(1,748,351)	(706,978)

[1]	For the period January 27, 2023 (commencement of operations) through December 31, 2023.
7. BANK BORROWINGS
Pursuant to a Line of Credit Agreement, the Funds are permitted to borrow cash from Northern Trust up to a limit of $50 million, collectively. Each Fund is individually, and not jointly, liable for its particular advances, if any, under the line of credit. If the line of credit was utilized, interest would be charged to each Fund based on its borrowings at a rate equal to the greater of the Federal Funds Rate plus 1.00% or 1.50%. Each Fund also paid a facility fee equal to its pro rata share of the amount of the credit facility, based on average net assets, at a rate of 0.20% per annum. The agreement will expire on November 12, 2025.
There were no draws on the line of credit for the year ended December 31, 2024, and there were no outstanding loans at December 31, 2024.
8. FEDERAL INCOME TAXES
Each Fund has elected to be treated as and intends to qualify as a regulated investment company each year by complying with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Management has analyzed the Funds’ tax positions and has concluded that no material provision for income tax is required in the Funds’ financial statements except as noted above. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years and the current year (year ended December 31, 2021, through year ended December 31, 2024), remains subject to examination by the Internal Revenue Service. In regard to foreign taxes only, certain Funds have open tax years in certain foreign countries they invest in that may date back to the inception of the Funds.

Distributions during the years ended December 31, 2024, and December 31, 2023, were characterized as follows for tax purposes:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2015	2024	$24,863,269	$18,248,717	$—	$43,111,986
	2023	16,899,568	8,294,000	—	25,193,568
MyDestination 2025	2024	65,234,308	75,462,451	—	140,696,759
	2023	42,103,861	14,798,143	—	56,902,004
MyDestination 2035	2024	54,352,178	79,574,862	—	133,927,040
	2023	33,595,360	26,738,255	—	60,333,615
MyDestination 2045	2024	34,769,062	57,395,648	—	92,164,710
	2023	23,298,048	19,760,728	—	43,058,776
MyDestination 2055	2024	16,198,998	19,545,485	—	35,744,483
	2023	10,101,388	7,363,770	—	17,465,158
Conservative Allocation	2024	16,391,643	2,437,550	—	18,829,193
	2023	12,755,277	2,873,497	—	15,628,774
Balanced Allocation	2024	45,073,165	9,359,784	—	54,432,949
	2023	33,012,652	16,749,235	—	49,761,887
Growth Allocation	2024	29,429,995	7,456,267	—	36,886,262
	2023	34,005,168	—	—	34,005,168
Aggressive Allocation	2024	20,823,504	15,182,131	—	36,005,635
	2023	26,502,803	7,517,720	—	34,020,523
Money Market	2024	81,813,898	4,281	—	81,818,179
	2023	75,256,603	1,210	—	75,257,813
Low-Duration Bond	2024	38,251,649	—	—	38,251,649
	2023	37,408,553	—	—	37,408,553
Medium-Duration Bond	2024	123,004,695	—	—	123,004,695
	2023	75,381,393	—	—	75,381,393
Global Bond	2024	18,511,616	—	—	18,511,616
	2023	7,507,809	—	—	7,507,809
Impact Bond	2024	3,899,379	—	—	3,899,379
	2023	2,734,013	—	—	2,734,013
Defensive Market Strategies®	2024	102,993,365	38,204,881	—	141,198,246
	2023	30,326,994	—	—	30,326,994
Impact Equity	2024	1,320,219	6,302,993	—	7,623,212
	2023	946,034	—	—	946,034
Equity Index	2024	63,692,875	105,312,533	—	169,005,408
	2023	48,926,026	91,947,356	—	140,873,382
Value Equity Index	2024	4,526,925	7,162,994	—	11,689,919
	2023	6,503,854	423,026	—	6,926,880
Value Equity	2024	19,131,202	92,564,207	—	111,695,409
	2023	15,507,753	29,593,380	—	45,101,133
Growth Equity Index	2024	2,989,910	9,781,291	—	12,771,201
	2023	1,982,547	711,395	—	2,693,942
Growth Equity	2024	5,988,292	212,270,874	—	218,259,166
	2023	364,137	71,200,221	—	71,564,358
Small Cap Equity	2024	16,321,197	32,487,508	—	48,808,705
	2023	4,752,645	14,380,687	—	19,133,332

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
International Equity Index	2024	$35,907,591	$—	$—	$35,907,591
	2023	27,805,924	—	—	27,805,924
International Equity	2024	51,331,885	46,970,145	—	98,302,030
	2023	42,934,188	—	—	42,934,188
Emerging Markets Equity	2024	12,091,350	—	—	12,091,350
	2023	16,686,232	—	—	16,686,232
Global Real Estate Securities	2024	6,587,198	—	—	6,587,198
	2023	7,439,277	988,305	—	8,427,582
Strategic Alternatives	2024	21,528,639	—	—	21,528,639
	2023	28,647,540	—	—	28,647,540
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late Year Losses	Net Unrealized Appreciation (Depreciation)
MyDestination 2015	$627,188	$6,798,257	$—	$(18,532,874)
MyDestination 2025	2,078,954	24,266,091	—	12,373,450
MyDestination 2035	2,055,570	28,024,544	—	118,692,495
MyDestination 2045	1,005,189	28,795,377	—	209,818,866
MyDestination 2055	452,500	13,398,115	—	108,420,418
Conservative Allocation	347,462	6,004,729	—	(23,902,003)
Balanced Allocation	1,052,018	35,420,477	—	(101,986,882)
Growth Allocation	636,449	49,349,202	—	(21,743,881)
Aggressive Allocation	652,462	68,228,385	—	16,455,644
Money Market	15,441	—	—	(1,285)
Low-Duration Bond	3,092,193	—	—	(4,451,759)
Medium-Duration Bond	12,966,938	—	—	(127,092,232)
Global Bond	4,298,584	—	—	(43,045,803)
Impact Bond	113,824	—	—	(2,271,109)
Defensive Market Strategies®	10,628,169	10,550,582	—	3,980,758
Impact Equity	55,326	932,247	—	13,977,185
Equity Index	1,945,172	4,687,979	—	2,301,847,056
Value Equity Index	175,288	56,694	—	26,305,103
Value Equity	2,244,140	31,468,984	—	133,390,165
Growth Equity Index	973,020	130,754	—	101,354,153
Growth Equity	1,609,332	40,851,793	—	556,026,996
Small Cap Equity	6,397,958	14,063,743	—	86,046,238
International Equity Index	1,108,861	10,298,068	—	95,494,547
International Equity	1,011,826	2,223,674	—	64,654,478
Emerging Markets Equity	1,137,478	—	—	25,264,502
Global Real Estate Securities	3,999,739	—	—	(16,843,581)
Strategic Alternatives	8,019,439	—	—	(32,907,581)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. Capital loss carryovers were as follows as of December 31, 2024:
Fund	Unlimited
Low-Duration Bond	$50,928,247
Medium-Duration Bond	287,602,962
Global Bond	52,804,012
Impact Bond	1,222,679
Emerging Markets Equity	47,081,437
Global Real Estate Securities	11,115,105
During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains:
Fund	Carryforward Utilized
Conservative Allocation	$4,233,543
Balanced Allocation	9,323,341
Growth Allocation	8,317,656
Aggressive Allocation	3,855,396
Defensive Market Strategies®	4,395,507
International Equity Index	9,443,970
Emerging Markets Equity	28,220,953
Global Real Estate Securities	10,032,298

For the fiscal year ended December 31, 2024, the aggregate cost of investments for federal income tax purposes (including securities sold short and derivative related items) and the net unrealized appreciation from investments having an excess of value over cost and net unrealized depreciation from investments having an excess of cost over value were as follows:
Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
MyDestination 2015	$717,650,207	$(18,532,876)	$9,118,853	$(27,651,729)
MyDestination 2025	1,912,176,903	12,373,449	78,268,549	(65,895,100)
MyDestination 2035	1,844,478,657	118,692,495	176,120,787	(57,428,292)
MyDestination 2045	1,408,906,547	209,818,867	224,799,810	(14,980,943)
MyDestination 2055	710,237,502	108,420,418	111,048,928	(2,628,510)
Conservative Allocation	430,270,193	(23,902,003)	3,404,786	(27,306,789)
Balanced Allocation	1,365,593,129	(101,986,881)	31,201,130	(133,188,011)
Growth Allocation	1,092,176,660	(21,743,881)	6,924,296	(28,668,177)
Aggressive Allocation	1,058,925,327	16,455,645	26,321,707	(9,866,062)
Money Market	2,060,176,697	(1,285)	—	(1,285)
Low-Duration Bond	974,687,863	(4,604,917)	6,658,586	(11,263,503)
Medium-Duration Bond	3,687,372,396	(127,292,754)	31,711,759	(159,004,513)
Global Bond	673,838,106	(42,624,328)	55,087,459	(97,711,787)
Impact Bond	93,601,773	(2,271,109)	238,471	(2,509,580)
Defensive Market Strategies®	1,484,009,928	4,007,045	56,358,433	(52,351,388)
Impact Equity	99,945,245	13,979,676	20,373,225	(6,393,549)
Equity Index	2,285,869,248	2,301,848,893	2,387,909,182	(86,060,289)
Value Equity Index	162,223,444	26,304,960	34,777,999	(8,473,039)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
Value Equity	$933,812,784	$133,390,168	$157,040,970	$(23,650,802)
Growth Equity Index	193,821,764	101,354,152	103,518,830	(2,164,678)
Growth Equity	1,213,962,675	556,027,001	573,132,441	(17,105,440)
Small Cap Equity	787,958,801	86,046,271	127,278,671	(41,232,400)
International Equity Index	1,161,652,982	95,671,719	172,741,423	(77,069,704)
International Equity	1,129,658,191	65,313,559	124,257,254	(58,943,695)
Emerging Markets Equity	713,374,713	25,522,812	72,633,614	(47,110,802)
Global Real Estate Securities	306,121,280	(16,851,894)	12,199,429	(29,051,323)
Strategic Alternatives	282,174,790	(32,864,663)	14,010,591	(46,875,254)
The differences between book basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, premium amortization on convertible bonds, Ukrainian debt restructuring, convertible securities, investments in passive foreign investment companies ("PFIC"), outstanding litigations basis adjustments, swaps, basis adjustments for non-REIT securities and other securities with book and tax cost differences.
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made for permanent tax differences to reflect income and gains available for distribution under income tax regulations. For the period ended December 31, 2024, the capital accounts have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, foreign currency transactions, foreign capital gains taxes, convertible securities, distributions received from regulated investment companies, reclassifications of dividends paid, equalization, non-deductible net operating losses, swaps, REIT reclasses and basis adjustments, and convertible bonds. Net assets were not affected by these reclassifications.
9. RISKS
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks —  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (e.g., yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Funds and their investments.
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Funds' investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
10. PRIVATE INVESTMENT
The Impact Bond Fund entered into participation in a loan made by WatersEdge for First Baptist Church – Rogers, Arkansas, on May 31, 2023, with a total capital commitment of $1,200,000 and a maturity date of May 15, 2050. The note proceeds will be utilized by First Baptist Church – Rogers, Arkansas, to construct a new worship center adjacent to the church’s existing location. As of December 31, 2024, the total uncalled commitment was $946,000 and the total called commitment was $254,000. Please see the Fund's Schedule of Investments for more information.

11. RECENT PRONOUNCEMENTS
In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04 to provide temporary, optional expedients related to the accounting for contract modifications and hedging transactions as a result of the global markets’ anticipated transition away from the use of LIBOR and other interbank offered rates to alternative reference rates. Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848. In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. In December 2022, the FASB issued ASU 2022-06 which includes amendments to defer the application of the amendments through December 31, 2024. Management notes that there are uncertainties regarding the use of replacement rates and the transition away from LIBOR, but does not anticipate a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (Topic 820). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management believes that there will be no material impact on the Funds’ financial statements.
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement note disclosures only and did not affect any Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Subject to the oversight and, when applicable, approval of the Board of Directors, the investment advisor, GSCM, acts as the Funds’ CODM, assessing performance and making decisions about resource allocation. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is established in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's advisor and sub-advisers.  The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements.  The financial metrics include total return and income and expense ratios presented in the Financial Highlights, total assets on the Statement of Assets and Liabilities, net investment income/(loss) on the Statement of Operations, and the increase/(decrease) in net assets on the Statement of Changes in Net Assets.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

12. REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of GuideStone Funds and Shareholders of MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Impact Bond Fund, Defensive Market Strategies® Fund, Impact Equity Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Global Real Estate Securities Fund and Strategic Alternatives Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (constituting GuideStone Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
MyDestination 2015 Fund, MyDestination 2025
Fund, MyDestination 2035 Fund, MyDestination
2045 Fund, MyDestination 2055 Fund,
Conservative Allocation Fund, Balanced Allocation
Fund, Growth Allocation Fund, Aggressive
Allocation Fund, Money Market Fund, Low-
Duration Bond Fund, Medium-Duration Bond
Fund, Global Bond Fund, Defensive Market
Strategies® Fund, Equity Index Fund, Value
Equity Index Fund, Value Equity Fund, Growth
Equity Index Fund, Growth Equity Fund, Small
Cap Equity Fund, International Equity Index
Fund, International Equity Fund, Emerging
Markets Equity Fund, Global Real Estate
Securities Fund and Strategic Alternatives Fund

Statement of operations for the year ended
December 31, 2024, the statements of changes in
net assets for each of the two years in the period
ended December 31, 2024, and the financial
highlights for each of the periods presented

Impact Bond Fund and Impact Equity Fund
Statement of operations for the year ended
December 31, 2024, and the statements of changes
in net assets and financial highlights for the year
ended December 31, 2024 and for the period
January 27, 2023 (commencement of operations)
through December 31, 2023

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
custodian, transfer agent, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2025
We have served as the auditor of one or more investment companies in GuideStone Funds since 2001.

NOTICE TO SHAREHOLDERS (Unaudited)
Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders of the federal tax status of distributions received by each Fund’s shareholders. During the year ended December 31, 2024, the Funds hereby designate the following dividends and distributions paid by each of the Funds:
Fund	Ordinary Income	Long-Term Capital Gain (20% rate)	Return of Capital
MyDestination 2015	$24,863,269	$18,248,717	$—
MyDestination 2025	65,234,308	75,462,451	—
MyDestination 2035	54,352,178	79,574,862	—
MyDestination 2045	34,769,062	57,395,648	—
MyDestination 2055	16,198,998	19,545,485	—
Conservative Allocation	16,391,643	2,437,550	—
Balanced Allocation	45,073,165	9,359,784	—
Growth Allocation	29,429,995	7,456,267	—
Aggressive Allocation	20,823,504	15,182,131	—
Money Market	81,813,898	4,281	—
Low-Duration Bond	38,251,649	—	—
Medium-Duration Bond	123,004,695	—	—
Global Bond	18,511,616	—	—
Impact Bond	3,899,379	—	—
Defensive Market Strategies®	102,993,365	38,204,881	—
Impact Equity	1,320,219	6,302,993	—
Equity Index	63,692,875	105,312,533	—
Value Equity Index	4,526,925	7,162,994	—
Value Equity	19,131,202	92,564,207	—
Growth Equity Index	2,989,910	9,781,291	—
Growth Equity	5,988,292	212,270,874	—
Small Cap Equity	16,321,197	32,487,508	—
International Equity Index	35,907,591	—	—
International Equity	51,331,885	46,970,145	—
Emerging Markets Equity	12,091,350	—	—
Global Real Estate Securities	6,587,198	—	—
Strategic Alternatives	21,528,639	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes. Long-term capital gain distributions are taxable as capital gain dividends.

NOTICE TO SHAREHOLDERS (Continued)
The following percentages of ordinary income dividends paid for the year ended December 31, 2024, have been designated as qualified for the reduced tax rate under The Job and Growth Tax Relief Reconciliation Act of 2003.
Fund	Qualified Dividend Income
MyDestination 2015	14.39%
MyDestination 2025	18.63%
MyDestination 2035	31.98%
MyDestination 2045	54.56%
MyDestination 2055	62.82%
Conservative Allocation	7.60%
Balanced Allocation	9.70%
Growth Allocation	34.16%
Aggressive Allocation	64.71%
Defensive Market Strategies®	6.18%
Impact Equity	79.04%
Equity Index	84.05%
Value Equity Index	73.97%
Value Equity	86.18%
Growth Equity Index	46.76%
Growth Equity	91.38%
Small Cap Equity	43.67%
International Equity Index	77.73%
International Equity	45.46%
Emerging Markets Equity	84.06%
Global Real Estate Securities	20.19%
Strategic Alternatives	1.40%

All above designations are based on financial information available as of the date of this annual report, and accordingly, are subject to change. It is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

NOTICE TO SHAREHOLDERS (Continued)
The following Funds made capital gain distributions in the year ended December 31, 2024, and hereby designated these long-term capital gain distributions as follows:
Fund	Long Term Capital Gain Rate
MyDestination 2015	$0.2685
MyDestination 2025	0.4281
MyDestination 2035	0.4750
MyDestination 2045	0.4378
MyDestination 2055	0.4291
Conservative Allocation	0.0687
Balanced Allocation	0.0885
Growth Allocation	0.0910
Aggressive Allocation	0.1874
Defensive Market Strategies®	0.3188
Impact Equity	0.6929
Equity Index	1.3807
Value Equity Index	0.4730
Value Equity	1.7905
Growth Equity Index	0.5706
Growth Equity	3.6070
Small Cap Equity	0.7219
International Equity	0.5760

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
During the period covered by this report, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) at all times directly or indirectly owned, controlled or held with power to vote at least 60% of the outstanding shares of GuideStone Funds (the “Trust”). This means that GuideStone Financial Resources, which is an affiliate of the Trust’s investment adviser, GuideStone Capital Management, LLC (“GSCM”), controls the vote on any matter that requires shareholder approval.
On July 31, 2024, the Trust obtained a written consent in lieu of a shareholder meeting from GuideStone Financial Resources approving an increase in the annual compensation to be paid to the Directors who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Directors”), with such compensation changes becoming effective on January 1, 2025.
On October 15, 2024, the Trust obtained a written consent in lieu of a shareholder meeting from GuideStone Financial Resources approving to amend the advisory agreement dated August 27, 2001, as amended, between the Trust and GSCM with an increase in the management fees payable to GSCM by: (i) the Medium-Duration Bond Fund (“MDBF”), from an annualized rate of 0.13% to 0.15% of the average daily net assets of MDBF, effective on or about December 1, 2024; and (ii) the Global Real Estate Securities Fund (“GRESF”), from an annualized rate of 0.30% to 0.33% of the average daily net assets of GRESF, effective on or about December 1, 2024.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES (Unaudited)

The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
BOARD REVIEW OF EXISTING ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS
As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Directors (the “Board” or the “Directors”) of GuideStone Funds (the “Trust”), including a majority of the Directors who are not “interested persons” of the Trust (the “Independent Directors”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act, advised by counsel to the Independent Directors (“Independent Counsel”), recently considered the renewal of (i) the investment advisory agreement between GuideStone Capital Management, LLC (“GSCM” or the “Adviser”) and the Trust on behalf of each series of the Trust (each, a “Fund” and collectively, the “Funds”) (the “Advisory Agreement”); and (ii) the existing sub-advisory agreements among the Adviser, each sub-adviser and the Trust on behalf of each Select Fund[1] (except as noted below) (referred to collectively as the “Sub-Advisory Agreements”).  The Advisory Agreement and the Sub-Advisory Agreements (each, an “Agreement,” and collectively, the “Agreements”) were approved for an additional one-year term, at a meeting of the Board held on September 19-20, 2024 (the “September Meeting”).  The Board’s decision to approve the Agreements reflects the exercise of its reasonable business judgment to continue each Agreement.  In approving the continuation of the Agreements, the Board considered, with the assistance and advice of Independent Counsel and counsel to the Trust, information provided by the Adviser, each applicable sub-adviser and Broadridge, an independent provider of investment company data engaged by the Trust.  Because the Board had approved for an initial two-year term within the last year, the following Sub-Advisory Agreements were not subject to annual renewal at the September Meeting: (i) the sub-advisory agreement among the Adviser, Wellington Management Company LLP (“Wellington”); and (ii) the Trust on behalf of the Defensive Market Strategies Fund® (“DMSF”) and the sub-advisory agreement among the Adviser, Wellington and the Trust on behalf of the International Equity Fund (“IEF”).
The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to continue the Agreements.  The factors considered by the Board included, but were not limited to: (i) the personnel resources of the Adviser and sub-advisers; (ii) the experience and expertise of the Adviser and sub-advisers; (iii) the financial capabilities and resources of the Adviser and sub-advisers; (iv) the compliance procedures and histories of the Adviser and sub-advisers; (v) the performance of the Funds or portfolio accounts in comparison to relevant benchmarks, peer universes of similarly managed funds and/or the sub-advisers’ other clients; (vi) the amount of the contractual advisory fees in comparison to similarly managed funds and/or the sub-advisers’ other clients and the effect of any fee waiver and expense reimbursement arrangements; (vii) the total expenses of the Funds in comparison to similarly managed funds and the use of expense caps; (viii) the profitability of the Adviser and, to the extent available, of the sub-advisers with respect to the Funds or portfolio accounts and their overall businesses, as well as the effect of fee waivers and expense caps on profitability levels; (ix) the extent of any economies of scale and whether the advisory fees reflect such economies of scale through breakpoints or otherwise; (x) the existence of any collateral benefits realized by the Adviser or sub-advisers, such as the use of soft dollars; and (xi) the existence of any collateral benefits realized by the Funds resulting from relationships with the Adviser or sub-advisers.  In addition, the Board considered the Adviser’s and each sub-adviser’s human resources, business continuity and cybersecurity practices and policies and financial condition. With respect to the Funds that utilize a multi-manager approach (i.e., the Fund is advised by multiple sub-advisers), the Board considered the ongoing role each sub-adviser plays in the overall structure of a Fund’s portfolio, including how each sub-adviser’s strategy complements the strategies of the other sub-advisers.
(1)“Select Funds” refers collectively to the Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
In its decision to renew the Agreements, the Board evaluated whether the approval of each Agreement was in the best interests of the applicable Fund and its shareholders.  No one factor was determinative in the Board’s consideration of the Agreements.  The Board was also mindful of the potential disruptions of the Trust’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an Agreement.
The Board undertook a review of the terms of the Agreements and the nature, extent and quality of the services provided by the Adviser and each sub-adviser.  The Board conducted its analysis on a Fund-by-Fund basis with respect to the Adviser and each applicable sub-adviser.  The Adviser provided the Board with substantial detailed information in the form of reports about itself and each Fund and the applicable sub-advisory firms prior to and during the September Meeting, which addressed the factors listed previously.  The Adviser also provided additional information about the Adviser and each sub-adviser in presentations made during the September Meeting and responded to questions from the Directors.  In addition, the Independent Directors met separately in executive session with Independent Counsel, as did the Investment Management Committee of the Board (the “IMC”), to discuss and consider information presented in connection with the continuation of the Agreements as well as the Directors’ responsibilities and duties in approving the Agreements.
BOARD APPROVAL OF CONTINUATION OF THE ADVISORY AGREEMENT WITH GSCM
In considering the renewal of the Advisory Agreement, the Board took into account all the materials provided prior to and during the September Meeting, the presentations made during the meeting and the comprehensive discussions during the meeting, including the discussions between the Independent Directors and Independent Counsel during executive sessions.  The Board also considered the IMC’s review of information related to the renewal of the Advisory Agreement, questions submitted by the IMC to the Adviser and Trust management regarding GSCM and the responses to those questions that were discussed with the Board.
The Board examined the nature, extent and quality of the services to be provided by GSCM to each of the Funds.  The Board evaluated GSCM’s experience serving as the investment adviser to the Trust and each of the Funds, including GSCM’s experience overseeing and managing the allocation of each Fund’s assets among the Trust’s sub-advisers, continually reviewing the investment performance of each Fund, continually reviewing the nature and quality of the services provided by the Trust’s sub-advisers and recommending changes to the Trust’s sub-advisers and the allocation of each Select Fund’s assets among the applicable sub-advisers, as and when appropriate, and potentially directly managing Fund investments.  With respect to the Target Date Funds(2) and the Target Risk Funds(3) (each, a “Fund-of-Fund”, and collectively, the “Funds-of-Funds”), the Board evaluated the nature, extent and quality of the services that GSCM provides that are in addition to, rather than duplicative of, services provided to any underlying Select Fund.  Specifically, the Board evaluated GSCM’s services in determining the glide path or the asset mix for each Fund-of-Fund and selecting the specific underlying Select Funds in which to invest, as well as rebalancing services.  The Board considered the experience of key personnel at GSCM providing investment management services to the Trust and to each Fund as well as the administrative services provided to the Trust, the systems used by such persons and the ability of GSCM to attract and retain capable personnel.  The Board considered the reputation, operations, business continuity and cybersecurity policies and practices, compliance history, compliance program and financial condition of GSCM.  The Board also considered the terms of the Advisory Agreement and the responsibilities that GSCM has as investment adviser to each of the Funds, including oversight of sub-adviser compliance with each Fund’s policies and objectives and oversight of general Fund compliance, including compliance with the faith-based investing (“FBI”) restrictions and Board directives.
(2)“Target Date Funds” refers collectively to the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund.
(3)“Target Risk Funds” refers collectively to the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
The Board concluded that each Fund is likely to benefit from the nature, extent and quality of GSCM’s services based on its experience, personnel, operations and resources.  During their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
The Board considered the advisory fees for each of the applicable Funds under the Advisory Agreement, as well as each applicable Fund’s contractual management (combined Adviser and sub-adviser) fees.  The Board examined the fee information for each Select Fund, as compared to other funds in each Select Fund’s Broadridge peer group (“Expense Group”) for the Institutional and Investor Classes, based on information provided in the Broadridge report as of June 30, 2024.
The Board took into account that this comparison of each of the Select Funds Institutional Class contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, ranked the Money Market Fund (“MMF”), Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund (“MDBF”), Global Bond Fund (“GBF”), Impact Equity Fund (“MEF”), Global Real Estate Securities Fund (“GRESF”), Value Equity Fund (“VEF”), Value Equity Index Fund (“VEIF”), Growth Equity Index Fund (“GEIF”), Growth Equity Fund (“GEF”) and International Equity Index Fund (“IEIF”) in the first quintile; the Equity Index Fund (“EIF”), Strategic Alternatives Fund (“SAF”), International Equity Fund (“IEF”) and Emerging Markets Equity Fund (“EMEF”) in the second quintile; the Defensive Market Strategies Fund (“DMSF”) and Impact Bond Fund (“MBF”) in the third quintile; the Small Cap Equity Fund (“SCEF”) in the fourth quartile; and no Fund in the fifth quintile.
With respect to the comparison of each of the Select Funds Investor Class contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, the Board noted that the MMF, LDBF, MDBF, SAF, DMSF, MBF, MEF, EIF, GEIF and EMEF ranked in the first quintile; the GRESF, VEF, GEF and IEIF ranked in the second quintile; the IEF ranked in the third quintile; the SCEF ranked in the fourth quintile; and no Fund ranked in the fifth quintile.  The Board noted that the GBF and VEIF did not receive a quintile ranking for contractual management fees but ranked second out of five relevant peers and first out of four relevant peers, respectively, in its Expense Group for contractual management fees.
The Board evaluated the total expense ratios for other funds in each Select Fund’s Expense Group for the Institutional and Investor Classes based on information provided by Broadridge as of June 30, 2024  It reflected upon the results of each of the Select Funds Institutional Class total expense ratios, net of any fee waivers or expense reimbursements, if applicable, noting that the LDBF, MDBF, DMSF, GRESF, VEF, GEIF, GEF and IEIF ranked in the first quintile; the GBF, SAF, EIF and VEIF ranked in the second quintile; the MMF, MBF, MEF, SCEF and IEF ranked in the third quintile; the EMEF ranked in the fourth quintile; and no Fund ranked in the fifth quintile.
For the comparison of each of the Select Funds Investor Class total expense ratios, net of any fee waivers or expense reimbursements, if applicable, the Board noted that the GEIF ranked in the first quintile; the SAF and MEF ranked in the second quintile; the MMF, EIF and IEIF ranked in the third quintile; the LDBF, DMSF, MBF, VEF and EMEF ranked in the fourth quintile; and the MDBF, GRESF, GEF, SCEF and IEF ranked in the fifth quintile.  The Board noted that the VEIF and the GBF did not receive a quintile ranking for total expense ratio but ranked first out of four relevant peers and fourth out of five relevant peers, respectively, in its Expense Group for total expense ratio.
The Board also examined fee information for the Funds-of-Funds as compared to other funds in these Funds’ Expense Groups for both the Institutional and Investor Classes, based on information provided by Broadridge as of June 30, 2024, noting the relatively small size of the Expense Groups.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
For the Institutional Class, the Board reviewed each Fund-of-Fund’s contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, noting that the MyDestination 2025 Fund (“MDF 2025”), MyDestination 2055 Fund (“MDF 2055”), Conservative Allocation Fund (“CAF”) and Growth Allocation Fund (“GAF”) ranked in the first quintile; the MyDestination 2035 Fund (“MDF 2035”), MyDestination 2045 Fund (“MDF 2045”) and Balanced Allocation Fund (“BAF”) ranked in the second quintile; and no Fund-of-Funds ranked in the third, fourth or fifth quintile. The Board took note, however, that for contractual management fee rankings compared with relevant peers in each Fund’s respective Expense Group, the MyDestination 2015 Fund (“MDF 2015”) ranked third of four peers and the Aggressive Allocation Fund (“AAF”) ranked first of five peers.
Regarding the Investor Class of the Funds-of-Funds’ rankings of contractual management fees, not inclusive of any fee waivers or expense reimbursements, if applicable, the Board observed that the MDF 2025, MDF 2035, MDF 2045, CAF and GAF ranked in the first quintile; the BAF ranked in the second quintile; and no Fund-of-Funds ranked in the third, fourth or fifth quintiles.  The MDF 2015, MDF 2055 and AAF were not assigned quintiles with respect to their total expense ratios due to the number of relevant peers in their respective Expense Groups.  The Board took note, however, that for contractual management fee rankings compared with relevant peers in each Fund’s respective Expense Group, the MDF 2015 ranked second of five peers, the MDF 2055 ranked second of five peers and the AAF ranked first of four peers.
Also, with respect to the Funds-of-Funds, the Board assessed the total expense ratios, net of any fee waivers or expense reimbursements, if applicable, in these Funds’ Expense Groups for both the Institutional and Investor Classes, based on information from Broadridge as of June 30, 2024, continuing to note the relatively small size of the Expense Groups.
For the Institutional Class, the Board observed that no Fund-of-Funds ranked in the first quintile; the MDF 2035 and MDF 2055 Fund were ranked in the second quintile; the MDF 2025, MDF 2045, CAF and BAF were ranked in the third quintile; the GAF was ranked in fourth quintile; and no Funds were ranked in the fifth quintile.  The MDF 2015 and AAF were not assigned quintiles with respect to their total expense ratios due to the number of relevant peers in their respective Expense Groups.  The Board took note, however, that for total expense ratio rankings compared with relevant peers in each Fund’s respective Expense Group, the MDF 2015 ranked third of five peers and the AAF ranked fourth of five peers.
Regarding the Investor Class, the Board observed that no Fund ranked in the first quintile; the MDF 2025, MDF 2035, MDF 2045, MDF 2055 and CAF ranked in the second quintile; the MDF 2015 ranked in the third quintile; the BAF and GAF ranked in the fourth quintile; and no Funds were ranked in the fifth quintile.  The AAF was not assigned a quintile with respect to its total expense ratio due to the number of relevant peers in its Expense Group.  The Board took note, however, that, for total expense ratio rankings compared with relevant peers in the AAF’s Expense Group, it ranked second of four peers.
The Board examined the performance information for both the Institutional and Investor Classes of the Funds compared to each Fund’s designated broad peer group (“Performance Universe”) based on information provided by Broadridge, specifically the average annual total returns for the three-, five- and 10-year periods ended June 30, 2024, as applicable.
For the three-year average annual total returns for the period ended June 30, 2024, the Board noted that, for the Institutional Class, MDF 2055, CAF, MMF and SAF ranked in the first quintile; the MDF 2015, MDF 2025, MDF 2035, MDF 2045, DMSF, EIF, GRESF and EMEF ranked in the second quintile; the GBF, BAF, IEIF and IEF ranked in the third quintile; the LDBF, MDBF, AAF, VEF, GEF and SCEF ranked in the fourth quintile; and the GAF ranked in the fifth quintile.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
As for the three-year average annual total returns for the Investor Class of the Funds, the Board noted that the report results had the CAF ranked in the first quintile; the MDF 2025, MDF 2045, MDF 2055, SAF and GRESF ranked in the second quintile; the MDF 2015, MDF 2035, DMSF, IEF and EMEF ranked in the third quintile; the BAF, AAF, MMF, LDBF, MDBF, GBF, EIF, VEF and SCEF ranked in the fourth quintile; and the GAF and GEF ranked in the fifth quintile.
For the five-year average annual total returns for the period ended June 30, 2024, the Board noted that, for the Institutional Class of the Funds, the MMF ranked in the first quintile; the CAF, EIF, GRESF and EMEF ranked in the second quintile; the MDF 2025, MDF 2035, MDF 2045, MDF 2055, BAF, AAF, GBF, DMSF, MDBF, SAF, VEF and SCEF ranked in the third quintile; the MDF 2015, GAF, IEF, IEIF and LDBF ranked in the fourth quintile; and the GEF ranked in the fifth quintile.
Regarding the five-year average annual total returns for the Investor Class of the Funds, no Fund ranked in the first quintile; the CAF, GRESF and EMEF ranked in the second quintile; the BAF, AAF, SAF, VEF and SCEF ranked in the third quintile; the EIF, MDF 2025, MDF 2035, MDF 2045, MDF 2055, MMF, MDBF, GBF, DMSF and IEF ranked in the fourth quintile; and the MDF 2015, GAF, LDBF and GEF ranked in the fifth quintile.
For the 10-year average annual total returns for the period ended June 30, 2024, the Board noted that, for the Institutional Class of the Funds, the MMF, IEF and EIF ranked in the first quintile; the MDBF and DMSF ranked in the second quintile; the VEF and SCEF ranked in the third quintile; the LDBF, GEF and EMEF ranked in the fourth quartile; and no Fund ranked in the fifth quintile.
With respect to the 10-year average annual total returns for the Investor Class of the Funds, no Fund ranked in the first quintile; the DMSF, GRESF and IEF ranked in the second quintile; the BAF, AAF, EIF and GBF ranked in the third quintile; the MDF 2025, MDF 2055, CAF, MMF, MDBF, VEF, GEF, SCEF and EMEF ranked in the fourth quintile; and the MDF 2015, MDF 2035, MDF 2045, GAF and LDBF ranked in the fifth quintile.
The Board considered that the only performance information available for the MBF, MEF, VEIF, GEIF and IEIF (Investor Class) was for the one-year period ended June 30, 2024.  The Board noted that, for the Institutional Class, the GEIF ranked in the third quintile, and the MBF, MEF and VEIF ranked in the fourth quintile, and the GEIF ranked in the third quintile, the MEF, VEIF and IEIF ranked in the fourth quintile, and the MBF ranked in the fifth quintile.
The Board considered the costs to GSCM of serving as the investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds in accordance with the existing Advisory Agreement.  The Board considered the revenues that GSCM received for serving as the investment adviser to the Funds and the fact that any profits realized by GSCM are forwarded to GuideStone Financial Resources of the Southern Baptist Convention, an affiliate of GSCM, which for many years had operated at a deficit with respect to the Trust.  The Board also considered the profitability information for GSCM.  The Board considered whether any direct or indirect collateral benefits inured to either GSCM or the Trust as a result of their affiliation with one another.  In light of these considerations, the Board concluded that any profits realized in connection with GSCM’s services appeared reasonable.
The Board also considered the extent to which the advisory fees to be paid to the Adviser for each Fund reflected economies of scale, taking into account the nature and extent of the services provided by the Adviser, including the multi-manager structure of the Funds.  The Board noted that only certain Funds are subject to an expense cap.  The Board considered the amount of any fees waived by GSCM for each applicable Fund and the total amount of fees waived for the Trust as a whole during the past year.  The Board also considered the practices identified by GSCM that have resulted in shareholder savings, how those practices reflect economies of scale and how savings are shared between GSCM and the Trust.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fees paid to GSCM by each Fund were fair and reasonable in light of the services to be performed, and in the exercise of its business judgment, determined to approve the continuation of the Advisory Agreement for each Fund.  The Board also determined that approval of the continuation of the Advisory Agreement for each Fund is in the best interests of each Fund and its shareholders.
BOARD APPROVAL OF CONTINUATION OF SUB-ADVISORY AGREEMENTS FOR THE SELECT FUNDS
In considering the Sub-Advisory Agreements being presented for renewal, the Board took into account the materials provided prior to and during the September Meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussions the Independent Directors had during their executive sessions with Independent Counsel.  The Board also took into account the IMC’s review of information related to the Trust’s sub-advisers, questions submitted by the IMC to GSCM regarding various sub-advisers, GSCM’s responses to those questions and recommendations made by the IMC.
The Board examined the nature, extent and quality of the services to be provided by each sub-adviser.  The Board evaluated each sub-adviser’s experience serving as a sub-adviser to the applicable Fund.  The Board noted that each sub-adviser currently provides investment advice to various clients, including, in some cases, other pooled investment vehicles.  The Board noted the experience of key personnel at each sub-adviser providing investment management services, the systems used by such persons and the ability of each sub-adviser to attract and retain capable personnel.  The Board noted the reputation, compliance history, compliance program and financial condition of each sub-adviser.  The Board also noted the terms of the existing Sub-Advisory Agreements and the responsibilities that each sub-adviser has with respect to the applicable Fund, including the responsibility of the day-to-day management of the investment portfolio of such Fund, compliance with such Fund’s policies and objectives and the implementation of FBI restrictions and Board directives as they relate to such Fund.  The Board also took into account the overall structure of each Fund and the particular role each sub-adviser plays in that structure and in achieving each Fund’s overall investment objective.  The Board considered each sub-adviser’s human resources, business continuity and cybersecurity practices and policies and financial condition.  The Board concluded that each Fund is likely to benefit from the nature, extent and quality of these services as a result of each sub-adviser’s experience, personnel, operations and resources.  During their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
The Board examined performance information for each segment of a Fund managed by a sub-adviser.  The Board noted that, for many of the sub-advisers, the performance record over relevant periods of the segment of the Fund managed by the sub-adviser compared favorably to the relevant benchmark, the composite performance for the sub-adviser’s clients (on a gross fee basis) and/or the peer universe of similarly managed funds.  In cases where the sub-adviser’s performance lagged, the Board also considered historical and recent investment performance, whether and how the sub-adviser’s strategy deviated from the composition of the benchmark, the sub-adviser’s role within a Fund and the outlook for future performance.  The Board also noted that, in certain cases, market trends and the market environment caused by COVID-19 may have contributed to the underperformance of some sub-advisers during some periods.  The Board also considered whether a sub-adviser’s underperformance was within the expected tracking error for the sub-adviser’s investment strategy.  The Board concluded that, although past performance is no guarantee of future performance, the performance of each sub-adviser’s segment was satisfactory in light of all relevant considerations and the applicable Funds were likely to benefit from each sub-adviser continuing to serve as a sub-adviser to the Trust.
The Board examined the fee schedule for each sub-adviser, noting how the fee levels charged to each applicable Fund compared with available information about fees charged by the sub-advisers to their other similarly situated clients, which in many cases include separately managed accounts, as well as how sub-adviser fee levels for each Select Fund compared to the median

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
sub-advisory fee for the peer universe of similarly managed funds.  The Board determined that the fees to be charged by each sub-adviser were reasonable in relation to the nature, extent and quality of the services to be provided.
The Board also took into account the profitability and the financial capability of each sub-adviser in light of the information presented at the meeting.  In light of these considerations, the Board concluded that the profits realized by each sub-adviser who completed a profitability questionnaire appeared reasonable.  For the limited number of sub-advisers that did not provide profitability information, the Board relied upon other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, each sub-adviser’s performance history and feedback received from the sub-advisers regarding the inability of their firm to estimate profitability.  The Board noted that based on the Adviser’s representations, the financial statements of the sub-advisers did not appear to raise any significant concerns regarding the financial capability of those sub-advisers.  The Board also considered the Adviser’s representations in the materials prepared for the meeting, and the discussions earlier in the meeting, that no sub-adviser experienced any material adverse change in its financial condition since the date of its most recent audited financial statements.  The Board took into account the Adviser’s representation that it would continue to monitor the financial condition of each sub-adviser.
The Board considered the extent to which sub-adviser fees to be paid to each sub-adviser reflected economies of scale.  The Board noted that each sub-adviser’s fee schedule either reflected economies of scale by reducing the fee on assets in excess of certain stated breakpoints or the fee level negotiated was below or on par with the standard fee schedule of each sub-adviser.
In evaluating the benefits that are expected to accrue to each sub-adviser through its relationship as sub-adviser to a Select Fund, the Board noted that certain sub-advisers allocate portfolio brokerage to affiliated broker-dealers that receive commissions from the execution of Fund trades.  The Board also noted that certain sub-advisers expect to benefit from “soft dollar” arrangements by which brokers will provide research and other services to the sub-adviser in exchange for commissions on trades of the portfolio securities of a Select Fund.  The Board considered whether any direct or indirect collateral benefits were inured to the Trust because of its affiliation with each sub-adviser.
Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the continuation of each Sub-Advisory Agreement that was presented for renewal.  The Board also determined that approval of the continuation of each Sub-Advisory Agreement presented for renewal is in the best interests of each Select Fund and their respective shareholders.
BOARD REVIEW AND APPROVAL OF AMENDED ADVISORY AGREEMENT WITH GSCM
At the September Meeting the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the approval of an amended fee schedule to the Advisory Agreement, effective December 1, 2024, with respect to the MDBF, VEF, GEF and GRESF (the “Amended Advisory Agreement”).    That amended fee schedule would  adjust the investment advisory fees for the MDBF, VEF, GEF and GRESF, and would  increase the investment advisory fee rates with respect to the MDBF and the GRESF by 0.02% and 0.03%, respectively.
In making its determination to approve the Amended Advisory Agreement with respect to the MDBF and the GRESF, the Board, including the Independent Directors advised by Independent Counsel, considered a number of factors, including the nature, extent and quality of the services to be provided by the Adviser.  In evaluating the nature, extent and quality of the services to be provided by the Adviser under the Amended Advisory Agreement, the Board considered, among other things, that there were no differences between the Amended Advisory Agreement and the Advisory Agreement, except for certain advisory fee rates, as noted herein, and that there would not be any diminution in the nature, extent and quality of the services provided to the MDBF and the GRESF and their shareholders.  In this regard, the Board noted that it is expected that the Adviser will continue to provide

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
high quality advisory services under the Amended Advisory Agreement, which include, but are not limited to: (i) evaluating existing and potential sub-advisers for the MDBF and the GRESF; (ii) submitting recommendations to the Board concerning sub-advisers to be employed by the MDBF and the GRESF; (iii) monitoring and reporting to the Board concerning investment results of the sub-advisers; (iv) allocating the MDBF’s and the GRESF’s assets among the sub-advisers; (v) coordinating the investment activities of the sub-advisers; (vi) ensuring compliance with the MDBF’s and the GRESF’s applicable investment restrictions and limitations; and (vii) when appropriate, recommending the termination of services of sub-advisers employed by the MDBF and the GRESF.
The Board also considered that it had performed its annual review of the current Advisory Agreement at the September Meeting, at which time it had determined that it was satisfied with the nature, extent and quality of services provided by the Adviser to the MDBF and the GRESF.  In this regard, the Board noted, among other things, that it had considered the short- and long-term performance of the MDBF and the GRESF over various time periods, the Adviser’s experience in serving as the investment adviser to the MDBF and the GRESF, including managing the allocation of the MDBF’s and the GRESF’s assets among the sub-advisers and overseeing the sub-advisers’ management of such assets; the experience and expertise of key personnel at the Adviser in providing investment management and administrative services, and the systems used by such persons, and the ability of the Adviser to attract and retain capable personnel; the reputation, compliance history, compliance program and financial condition of the Adviser; the Adviser’s oversight of the sub-advisers’ compliance with the MDBF’s and the GRESF’s policies and objectives and oversight of general Fund compliance, including compliance with FBI restrictions and implementation of Board directives as they relate to the MDBF and the GRESF.  Based on its review of the materials provided and representations it received from the Adviser, the Board determined that if the Amended Advisory Agreement were to be approved, the Adviser would continue to provide advisory services that are appropriate in scope and extent in light of the MDBF’s and the GRESF’s investment objective and policies.
The Board also reviewed detailed presentations by the Adviser regarding the comprehensive review process it used to recommend the changes to the advisory fee schedule for the MDBF, VEF, GEF and GRESF, including the increase in the advisory fees to the MDBF and the GRESF. The Board considered the Adviser’s rationale for the increases in the advisory fees for the MDBF and the GRESF, which was namely to (i) reflect a revised methodology developed by the Adviser for setting advisory fees for current and future funds of the Trust, which better reflects the costs associated with managing the Funds; and (ii) appropriately balance the goal of a competitive fee structure for the MDBF and the GRESF in relation to managing each Fund, consistent with the level of complexity and risk associated with each Fund. In addition, the Board considered the information provided by the Adviser to demonstrate the advisory fees previously set for the MDBF and the GRESF did not reflect an appropriate level of compensation to the Adviser in return for managing the Funds.
The Board also reviewed fee analyses prepared by Broadridge and Morningstar that provide fee and expense comparisons of other similar funds. The analysis compared the investment advisory fees of each of the MDBF and the GRESF with other funds that have similar investment styles and objectives. The Board also reviewed a comparison of the management fee attributable to a share class of each of the MDBF and the GRESF with other funds in a similar distribution channel. The Board analyzed the comparative fee and expense information for each of the MDBF and the GRESF based upon current fee and expense information and the proposed fee and expense information. The Board considered the comparative fee and expense information that had been provided in its evaluation of the management fees to be charged to each of the MDBF and the GRESF.
The Board considered the extent to which the advisory fees paid to the Adviser reflected economies of scale. It was noted that due to the Trust’s multi-manager structure, it is difficult for the Adviser to determine that a higher level of assets under management (“AUM”) will mean that economies of scale have been attained. The Board noted that each of the MDBF’s and GRESF’s overall

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
management and advisory fees were below their respective peer universe median for the period ended June 30, 2024, and each Fund would remain below its respective peer universe median inclusive of the advisory fee increase.
The Board considered the costs to GSCM of serving as the investment adviser to the MDBF and the GRESF, including the costs associated with the personnel, systems and equipment necessary to manage the Funds in accordance with the Amended Advisory Agreement. The Board considered the revenues that GSCM received for serving as the investment adviser to the MDBF and the GRESF and the fact that any profits realized by GSCM are forwarded to GuideStone Financial Resources, an affiliate of GSCM, which for many years has operated at a deficit with respect to the Trust. The Board also considered the profitability information for GSCM and considered whether any direct or indirect collateral benefits inured to either GSCM or the Trust as a result of their affiliation with one another. In light of these considerations, the Board concluded that any profits realized in connection with GSCM’s services appeared reasonable.
Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded, in the exercise of its business judgment, that the Adviser would continue to provide advisory services to the MDBF and the GRESF that are appropriate in nature, extent and quality, that the approval of the Amended Advisory Agreement for each of the MDBF and the GRESF is in the best interests of each of the MDBF and the GRESF and its shareholders and that the fees payable by each of the MDBF and the GRESF to the Adviser under the Amended Advisory Agreement were fair and reasonable in light of the services to be performed.
BOARD REVIEW AND APPROVAL OF AMENDED AND RESTATED SUB-ADVISORY AGREEMENT AMONG THE TRUST, THE ADVISER AND LOOMIS, SAYLES & COMPANY, L.P.
At the September Meeting, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint Loomis, Sayles & Company, L.P. (“Loomis Sayles”) to manage a portion of the MDBF’s portfolio pursuant to a sub-advisory agreement among the Trust, the Adviser and Loomis Sayles (the “Loomis Sayles Agreement”).
The Directors took into account the materials provided prior to and during the September Meeting, the presentations made by the Adviser and by Loomis Sayles and the extensive discussions held.  The Board also took into account the IMC’s review of information related to the Loomis Sayles Agreement.  The Board considered the terms of the Loomis Sayles Agreement, the investment management team at Loomis Sayles, the reasonableness of sub-advisory fees to be paid by the MDBF to Loomis Sayles and whether the appointment of Loomis Sayles would be in the best interests of the MDBF and its shareholders.
The Board reviewed the factors that it should consider in evaluating whether to approve the Loomis Sayles Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by Loomis Sayles; the composite performance history of the strategy to be employed by Loomis Sayles (“Loomis Sayles Strategy”); the fees charged by Loomis Sayles for its services; and information regarding the ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of Loomis Sayles.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend Loomis Sayles.  The Board received and considered information about Loomis Sayles’ potential to contribute economies of scale as the MDBF grows in size.  The Board considered that the Adviser had been able to negotiate fees that were considered to be favorable compared to Loomis Sayles’ stated fee schedule.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
Because the engagement with Loomis Sayles for the MDBF would be new, there was no relevant historical profitability information for the Board to assess.  The Directors noted, however, that Loomis Sayles provided an estimate of its profitability for providing services to the MDBF.  The Board concluded that the estimated profits to be realized by Loomis Sayles appeared reasonable.
The Board considered the fees to be paid to Loomis Sayles under the Loomis Sayles Agreement, as well as the overall fee structure under the Loomis Sayles Agreement, in light of the nature, extent and quality of the services to be provided to the MDBF.  The Board also considered information about the fees charged by Loomis Sayles to other clients.
The Board noted that the MDBF’s overall management and advisory fees would increase by approximately 0.01% as a result of the addition of Loomis Sayles as a sub-adviser to the MDBF but that the overall management and advisory fees would remain below the level that had last been approved by the MDBF’s shareholders.  The Board also noted that the MDBF, and not the Adviser, would pay the sub-advisory fees to Loomis Sayles directly.  In addition, the Board noted that the Adviser’s profitability would not be impacted by the addition of Loomis Sayles, as the advisory fee rate paid to the Adviser by the MDBF is not changing as a result of the addition of Loomis Sayles and there is no current expense cap for the MDBF.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Loomis Sayles, and its affiliates as a result of its arrangements with the MDBF.  The Board concluded that any potential benefits to be derived by Loomis Sayles included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the Loomis Sayles Strategy.  The Board noted that the Loomis Sayles Strategy’s performance history versus its benchmark, the Bloomberg US Aggregate Bond Index, had been favorable over historic time periods, with the Loomis Sayles Strategy outperforming the benchmark for all reported periods ended June 30, 2024.
The Board considered the representations made that Loomis Sayles would be comfortable managing its strategy in accordance with the Trust’s FBI policy.
The Board noted that the Adviser planned to use a transition manager in order to provide a cost-effective and performance-advantaged approach to reallocate assets to Loomis Sayles within the MDBF.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that Loomis Sayles would provide investment management services that are appropriate in scope and that the fees to be paid by the MDBF under the Loomis Sayles Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) The Code of Ethics of the Registrant are required pursuant to Item 2 of this Form N-CSR is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date March 6, 2025

By (Signature and Title)*	/s/ Erin Wynne
Erin Wynne, Treasurer
(Principal Financial Officer)

Date March 6, 2025

*	Print the name and title of each signing officer under his or her signature.